2021 QUARTERLY REPORT
Russell Investment Company
July 31, 2021
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 25 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Strategic Equity Fund 13
U.S. Small Cap Equity Fund 18
International Developed Markets Fund 31
Global Equity Fund 41
Emerging Markets Fund 51
Tax-Managed U.S. Large Cap Fund 62
Tax-Managed U.S. Mid & Small Cap Fund 66
Tax-Managed International Equity Fund 77
Tax-Managed Real Assets Fund 92
Opportunistic Credit Fund 100
Unconstrained Total Return Fund 141
Strategic Bond Fund 154
Investment Grade Bond Fund 195
Short Duration Bond Fund 215
Tax-Exempt High Yield Bond Fund 234
Tax-Exempt Bond Fund 280
Global Infrastructure Fund 334
Global Real Estate Securities Fund 340
Multi-Strategy Income Fund 345
Multi-Asset Growth Strategy Fund 384
Multifactor U.S. Equity Fund 422
Multifactor International Equity Fund 430
Multifactor Bond Fund 443
Notes to Schedules of Investments 452
Notes to Quarterly Report 454
Russell Investment Company
Quarterly Report
July 31, 2021 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.2%
Consumer Discretionary - 10.2%
Advance Auto Parts, Inc. 3,330 706
Amazon.com, Inc.(Æ) 745 2,480
Carnival Corp.(Æ) 5,134 111
Comcast Corp. Class A 47,191 2,777
Costco Wholesale Corp. 1,617 695
Dollar Tree, Inc.(Æ) 2,808 280
DR Horton, Inc. 5,578 532
General Motors Co.(Æ) 36,931 2,099
Home Depot, Inc. (The) 4,247 1,394
Kohl's Corp. 4,646 236
Lennar Corp. Class A 10,844 1,140
Lowe's Cos., Inc. 9,642 1,858
Macy's, Inc. 6,063 103
Marriott International, Inc. Class A(Æ) 2,152 314
McDonald's Corp. 3,472 843
Nike, Inc. Class B 6,693 1,121
Nordstrom, Inc.(Æ) 3,698 122
Omnicom Group, Inc. 14,876 1,083
PulteGroup, Inc. 29,086 1,596
Starbucks Corp. 6,664 809
Target Corp. 4,933 1,288
Thomson Reuters Corp. 3,186 338
Thor Industries, Inc. 9,960 1,179
TJX Cos., Inc. (The) 6,744 464
Toll Brothers, Inc. 4,732 280
ViacomCBS , Inc. Class B 1,911 78
Walmart, Inc. 5,484 782
Walt Disney Co. (The)(Æ) 6,124 1,078
Yum China Holdings, Inc. 2,007 125
Yum! Brands, Inc. 2,063 271
26,182
Consumer Staples - 8.0%
Altria Group, Inc. 24,156 1,160
Archer-Daniels-Midland Co. 4,285 256
Coca-Cola Co. (The) 11,235 641
Coca-Cola European Partners PLC 29,383 1,824
CVS Health Corp. 49,636 4,088
General Mills, Inc. 5,034 296
Ingredion, Inc. 12,686 1,114
Kellogg Co. 2,667 169
Kimberly-Clark Corp. 1,010 137
Kraft Heinz Co. (The) 3,187 123
Kroger Co. (The) 36,003 1,465
Molson Coors Beverage Co. Class B 20,400 997
Mondelez International, Inc. Class A 8,970 567
PepsiCo, Inc. 4,224 663
Philip Morris International, Inc. 20,338 2,036
Procter & Gamble Co. (The) 21,183 3,013
Sysco Corp. 3,612 268
Tyson Foods, Inc. Class A 19,187 1,371
Walgreens Boots Alliance, Inc. 4,519 213
20,401
Energy - 3.7%
BP PLC - ADR 38,513 931
Canadian Natural Resources, Ltd. 27,843 919
Chevron Corp. 15,337 1,562
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ConocoPhillips Co. 10,950 614
Exxon Mobil Corp. 14,854 855
Hess Corp. 16,817 1,285
Magna International, Inc. Class A 7,842 657
Occidental Petroleum Corp. 2,860 75
Phillips 66 24,481 1,799
Schlumberger, Ltd. 2,996 86
Valero Energy Corp. 10,041 672
9,455
Financial Services - 22.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 16,838 892
Aflac, Inc. 6,838 376
AGNC Investment Corp.(Æ) 21,319 338
Allstate Corp. (The) 3,970 516
American Express Co. 7,566 1,290
American Tower Corp.(ö) 1,962 555
Ameriprise Financial, Inc. 1,131 291
Aon PLC Class A 4,962 1,290
Assurant, Inc. 6,589 1,040
Banco Santander SA - ADR(Æ) 187,518 688
Bank of America Corp. 42,966 1,648
Berkshire Hathaway, Inc. Class B(Æ) 12,114 3,372
Brookfield Asset Management, Inc. Class A 648 35
Chubb, Ltd. 12,739 2,150
Citigroup, Inc. 57,606 3,896
Citizens Financial Group, Inc. 27,608 1,164
CME Group, Inc. Class A 1,727 366
Corporate Office Properties Trust(ö) 22,866 673
Crown Castle International Corp.(ö) 1,863 360
Cullen/Frost Bankers, Inc. 1,997 214
Equity Commonwealth(ö) 27,190 715
Equity Residential(ö) 4,132 348
Essent Group, Ltd. 11,460 518
Fifth Third Bancorp 8,008 291
Franklin Resources, Inc. 4,337 128
Hartford Financial Services Group, Inc. 4,242 270
Huntington Bancshares, Inc. 12,627 178
Intercontinental Exchange, Inc. 3,374 404
JPMorgan Chase & Co. 30,879 4,688
KeyCorp 11,033 217
KKR & Co., Inc. Class A 11,873 757
M&T Bank Corp. 1,221 163
Marsh & McLennan Cos., Inc. 3,938 580
MasterCard, Inc. Class A 3,517 1,357
Merck & Co., Inc. 43,286 3,327
MetLife, Inc. 3,832 221
Morgan Stanley 6,844 657
Navient Corp. 10,616 217
New York Community Bancorp, Inc. 72,957 859
Northern Trust Corp. 15,030 1,696
PayPal Holdings, Inc.(Æ) 3,588 989
PNC Financial Services Group, Inc. (The) 2,741 500
Popular, Inc. 11,935 868
Prologis, Inc.(ö) 6,818 873
Prudential Financial, Inc. 698 70
Public Storage(ö) 1,357 424
Regions Financial Corp. 13,852 267
Ryman Hospitality Properties, Inc.(ö) 9,371 719

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Santander Consumer USA Holdings, Inc. 8,807 361
Signature Bank 1,321 300
Simon Property Group, LP(ö) 2,670 338
SLM Corp. 48,191 907
State Street Corp. 1,410 123
TFS Financial Corp. 13,523 263
Travelers Cos., Inc. (The) 2,369 353
Truist Financial Corp. 9,933 541
Two Harbors Investment Corp.(ö) 117,942 756
US Bancorp 34,569 1,920
Visa, Inc. Class A 5,772 1,422
Voya Financial, Inc. 4,572 294
Wells Fargo & Co. 128,712 5,914
56,947
Health Care - 13.2%
Abbott Laboratories 7,280 881
AbbVie, Inc. 11,265 1,310
Acadia Pharmaceuticals, Inc.(Æ) 2,581 56
Amgen, Inc. 2,336 564
AstraZeneca PLC - ADR 25,120 1,438
Baxter International, Inc. 4,119 319
Becton Dickinson and Co. 5,303 1,356
Biogen, Inc.(Æ) 1,136 371
BioMarin Pharmaceutical, Inc.(Æ) 1,308 100
Bristol-Myers Squibb Co. 21,592 1,465
Cerner Corp. 3,521 283
Cigna Corp. 9,864 2,264
Eli Lilly & Co. 3,757 915
Envista Holdings Corp.(Æ) 16,902 728
Gilead Sciences, Inc. 4,423 302
GlaxoSmithKline PLC - ADR 24,864 998
Haemonetics Corp.(Æ) 8,891 540
Intra-Cellular Therapies, Inc. Class A(Æ) 11,994 412
IQVIA, Inc.(Æ) 2,061 511
Jazz Pharmaceuticals PLC(Æ) 4,578 776
Johnson & Johnson 31,691 5,458
Medtronic PLC 25,334 3,327
Organon & Co. 1,110 32
Pfizer, Inc. 53,344 2,284
Regeneron Pharmaceuticals, Inc.(Æ) 375 215
Seagen , Inc.(Æ) 2,196 337
Stryker Corp. 2,136 579
Thermo Fisher Scientific, Inc. 2,073 1,119
United Therapeutics Corp.(Æ) 1,135 206
UnitedHealth Group, Inc. 7,305 3,011
Vertex Pharmaceuticals, Inc.(Æ) 1,117 225
Viatris , Inc. 56,871 800
Zimmer Biomet Holdings, Inc. 4,000 654
33,836
Materials and Processing - 4.5%
Air Products & Chemicals, Inc. 1,520 442
Alcoa Corp.(Æ) 20,272 814
Carrier Global Corp. 2,319 128
Crown Holdings, Inc. 7,164 715
Dow, Inc. 1,612 100
DuPont de Nemours, Inc. 18,199 1,366
Eastman Chemical Co. 6,083 686
Ecolab, Inc. 1,038 229
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntsman Corp. 42,802 1,130
International Flavors & Fragrances, Inc. 12,704 1,914
Linde PLC(Æ) 5,095 1,566
LyondellBasell Industries NV Class A 2,736 272
Newmont Corp. 28,476 1,789
PPG Industries, Inc. 2,556 418
Westrock Co. 1,344 66
11,635
Producer Durables - 7.0%
3M Co. 2,573 509
Ametek , Inc. 1,556 216
Boeing Co. (The)(Æ) 1,411 320
Carlisle Cos., Inc. 676 137
Cummins, Inc. 981 228
Danaher Corp. 3,030 901
Deere & Co. 6,242 2,256
Delta Air Lines, Inc.(Æ) 5,033 201
Emerson Electric Co. 4,095 413
FedEx Corp. 3,788 1,060
Fluor Corp.(Æ) 1,489 25
General Dynamics Corp. 12,011 2,354
General Electric Co. 22,719 294
Honeywell International, Inc. 3,266 764
Illinois Tool Works, Inc. 2,110 478
Johnson Controls International PLC(Æ) 2,208 158
Lockheed Martin Corp. 926 344
Northrop Grumman Corp. 1,003 364
Otis Worldwide Corp. 1,160 104
Paychex, Inc. 2,632 300
Stanley Black & Decker, Inc. 6,827 1,345
Textron, Inc. 12,427 858
TreeHouse Foods, Inc.(Æ) 17,805 791
Union Pacific Corp. 3,347 732
United Airlines Holdings, Inc.(Æ) 2,255 105
United Parcel Service, Inc. Class B 3,149 603
Vontier Corp. 32,938 1,066
Waste Management, Inc. 3,046 452
Westinghouse Air Brake Technologies Corp. 7,804 662
18,040
Technology - 20.8%
Accenture PLC Class A 2,462 782
Activision Blizzard, Inc. 1,985 166
Adobe, Inc.(Æ) 1,836 1,141
Alphabet, Inc. Class A(Æ) 902 2,430
Alphabet, Inc. Class C(Æ) 886 2,396
Amdocs, Ltd. 2,519 194
Amphenol Corp. Class A 5,244 380
Apple, Inc. 75,579 11,023
Applied Materials, Inc. 3,360 470
Arista Networks, Inc.(Æ) 2,600 989
Automatic Data Processing, Inc. 2,424 508
Avnet, Inc. 2,941 122
Broadcom, Inc. 850 413
Cisco Systems, Inc. 18,081 1,001
Cognizant Technology Solutions Corp. Class
A 23,509 1,729
Corning, Inc. 4,627 194
Corteva , Inc. 46,452 1,987

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DXC Technology Co.(Æ) 18,897 756
Electronic Arts, Inc. 1,285 185
Facebook, Inc. Class A(Æ) 8,823 3,144
Fidelity National Information Services, Inc. 1,510 225
Fiserv, Inc.(Æ) 2,488 286
HP, Inc.(Æ) 8,562 247
Intel Corp. 23,151 1,244
International Business Machines Corp. 2,871 405
Intuit, Inc. 1,225 649
Jack Henry & Associates, Inc. 1,360 237
Juniper Networks, Inc. 49,622 1,396
Lam Research Corp. 831 530
Marvell Technology Group, Ltd. 9,776 592
Micron Technology, Inc. 14,419 1,119
Microsoft Corp. 26,671 7,598
Motorola Solutions, Inc. 1,469 329
NVIDIA Corp. 4,228 824
Oracle Corp. 30,043 2,618
QUALCOMM, Inc. 8,093 1,212
Raytheon Technologies Corp.(Æ) 26,967 2,345
Salesforce.com, Inc.(Æ) 1,235 299
Synopsys, Inc.(Æ) 1,618 466
Texas Instruments, Inc. 3,985 760
53,391
Utilities - 5.6%
American Electric Power Co., Inc. 3,018 266
AT&T, Inc. 45,301 1,271
CenterPoint Energy, Inc. 56,330 1,435
Dominion Energy, Inc. 5,071 380
Duke Energy Corp. 3,572 375
Edison International 19,856 1,082
Entergy Corp. 12,557 1,292
Exelon Corp. 28,013 1,311
FirstEnergy Corp. 27,012 1,035
NextEra Energy, Inc. 6,531 509
NiSource, Inc. 41,680 1,032
PG&E Corp.(Æ) 3,334 29
PPL Corp. 26,697 757
Southern Co. (The) 8,586 548
T-Mobile USA, Inc.(Æ) 13,381 1,928
UGI Corp. 11,325 521
Verizon Communications, Inc. 9,186 512
14,283
Total Common Stocks
(cost $130,134) 244,170
Preferred Stocks - 0.0%
Financial Services - 0.0%
Brookfield Property Partners, LP
6.25% due 7/26/ 81 466
12
Total Preferred Stocks
(cost $12) 12
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 9,673,263
(∞)
9,671
Total Short-Term Investments
(cost $9,671) 9,671
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 99.0%
(identified cost $139,817) 253,853
Other Assets and Liabilities, Net
- 1.0%
2,480
Net Assets - 100.0%
256,333

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 23 USD 5,048 09/21 45
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 45
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 26,182 $ — $ —
$ —
$ 26,182
Consumer Staples 20,401 — —
—
20,401
Energy 9,455 — —
—
9,455
Financial Services 56,947 — —
—
56,947
Health Care 33,836 — —
—
33,836
Materials and Processing 11,635 — —
—
11,635
Producer Durables 18,040 — —
—
18,040
Technology 53,391 — —
—
53,391
Utilities 14,283 — —
—
14,283
Preferred Stocks 12 — — — 12
Short-Term Investments — — — 9,671 9,671
Total Investments
244,182 — — 9,671 253,853
Other Financial Instruments
Assets
Futures Contracts 45 — — — 45
Total Other Financial Instruments
*
$ 45 $ — $ — $ — $ 45
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.3%
Consumer Discretionary - 13.7%
Academy Sports and Outdoors, Inc.(Æ) 6,239 231
Altice USA, Inc. Class A(Æ) 1,576 48
Amazon.com, Inc.(Æ) 2,072 6,894
AutoZone, Inc.(Æ)(Ð) 744 1,208
BJ's Wholesale Club Holdings, Inc.(Æ) 1,490 75
Bright Horizons Family Solutions, Inc.(Æ) 1,889 283
Columbia Sportswear Co. 7,387 736
Comcast Corp. Class A 6,255 368
Costco Wholesale Corp.(Ð) 2,104 904
Dollar General Corp. 13,173 3,064
Dollar Tree, Inc.(Æ) 4,831 482
Domino's Pizza, Inc.(Ð) 1,692 889
DR Horton, Inc. 1,711 163
Driven Brands, Inc.(Æ) 2,436 78
Ford Motor Credit Co. LLC(Æ) 68,509 956
Garmin, Ltd. 652 102
General Motors Co.(Æ) 10,425 593
Genuine Parts Co. 937 119
Grand Canyon Education, Inc.(Æ)(Ð) 3,791 350
H&R Block, Inc. 5,603 138
Hasbro, Inc. 11,143 1,108
Hilton Worldwide Holdings, Inc.(Æ) 5,044 663
Home Depot, Inc. (The) 1,830 601
Kontoor Brands, Inc. 3,138 174
LKQ Corp.(Æ) 1,496 76
Lowe's Cos., Inc. 18,480 3,560
Madison Square Garden Sports Corp. Class
A(Æ) 875 142
Netflix, Inc.(Æ) 5,136 2,658
Nike, Inc. Class B 17,854 2,991
NVR, Inc.(Æ) 18 94
Planet Fitness, Inc. Class A(Æ) 2,068 156
Pool Corp. 752 359
PulteGroup, Inc. 2,007 110
Ross Stores, Inc. 30,281 3,714
Service Corp. International 12,284 768
Starbucks Corp. 20,856 2,533
Target Corp. 1,859 485
TEGNA, Inc. 26,072 462
Tesla, Inc.(Æ) 650 447
Texas Roadhouse, Inc. Class A 878 81
TJX Cos., Inc. (The) 2,557 176
Ulta Beauty, Inc.(Æ) 356 120
Walmart, Inc. 11,016 1,570
40,729
Consumer Staples - 10.2%
Archer-Daniels-Midland Co. 21,179 1,265
Bunge, Ltd. 8,564 665
Coca-Cola Co. (The) 46,099 2,629
Colgate-Palmolive Co. 27,215 2,164
ConAgra Foods, Inc. 29,627 992
CVS Health Corp. 52,339 4,311
Grocery Outlet Holding Corp.(Æ) 4,599 152
Herbalife Nutrition, Ltd.(Æ) 3,870 197
Hershey Co. (The) 4,960 887
Hormel Foods Corp. 9,115 423
JM Smucker Co. (The) 8,941 1,172
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kroger Co. (The) 66,225 2,695
Lancaster Colony Corp. 1,028 203
Medifast, Inc. 718 205
Mondelez International, Inc. Class A 17,988 1,138
PepsiCo, Inc. 9,618 1,510
Post Holdings, Inc.(Æ)(Ð) 6,401 655
Procter & Gamble Co. (The) 7,858 1,118
Sanderson Farms, Inc. 2,259 422
Sprouts Farmers Market, Inc.(Æ) 4,790 118
Sysco Corp. 26,652 1,978
Tyson Foods, Inc. Class A(Ð) 12,569 898
Unilever PLC - ADR 67,710 3,894
Walgreens Boots Alliance, Inc. 13,555 639
30,330
Energy - 0.0%
Texas Pacific Land Corp. 40 60
Financial Services - 21.6%
Alleghany Corp.(Æ) 1,061 704
American Express Co. 364 62
American Tower Corp.(ö) 13,378 3,784
Americold Realty Trust(ö) 8,671 337
Arch Capital Group, Ltd.(Æ) 9,950 388
AvalonBay Communities, Inc.(ö) 665 152
Bank of America Corp. 5,693 218
Berkshire Hathaway, Inc. Class B(Æ)( Û ) 12,871 3,583
Brighthouse Financial, Inc.(Æ) 6,334 273
Capital One Financial Corp. 384 62
CBRE Group, Inc. Class A(Æ) 16,090 1,552
Charles Schwab Corp. (The) 39,237 2,666
Citigroup, Inc. 1,562 106
CME Group, Inc. Class A 4,339 920
CNA Financial Corp. 6,441 283
CNO Financial Group, Inc. 14,763 337
CoreSite Realty Corp. Class A(ö) 1,960 271
Crown Castle International Corp.(ö) 2,899 559
CubeSmart(ö) 9,138 453
DigitalBridge Group, Inc.(Æ)(ö) 17,302 120
Discover Financial Services 502 62
Duke Realty Corp.(ö) 1,594 81
Dun & Bradstreet Holdings, Inc.(Æ) 11,262 236
Equinix, Inc.(Æ)(ö) 1,476 1,211
Equity Commonwealth(ö) 26,353 693
Equity Residential(ö) 1,848 155
Everest Re Group, Ltd.(Ð) 2,893 731
Extra Space Storage, Inc.(ö) 5,879 1,023
First Republic Bank 21,858 4,264
Global Payments, Inc. 16,136 3,122
Interactive Brokers Group, Inc. Class A 3,506 217
Intercontinental Exchange, Inc. 12,137 1,454
JPMorgan Chase & Co. 8,890 1,349
Kennedy-Wilson Holdings, Inc. 9,772 197
Lamar Advertising Co. Class A(ö) 5,105 544
Life Storage, Inc.(Æ)(ö) 2,962 348
Markel Corp.(Æ) 3,122 3,765
MarketAxess Holdings, Inc. 554 263
Marsh & McLennan Cos., Inc. 21,134 3,111
MasterCard, Inc. Class A 1,457 562
Merck & Co., Inc. 26,591 2,044

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mercury General Corp.(Ð) 7,707 469
Mid-America Apartment Communities, Inc.
(ö) 413 80
Moody's Corp. 9,816 3,692
PayPal Holdings, Inc.(Æ) 1,795 495
Prologis, Inc.(ö) 9,213 1,180
Public Storage(ö) 4,350 1,359
Realty Income Corp.(ö) 1,824 128
Regency Centers Corp.(ö) 957 63
Regions Financial Corp. 3,896 75
RenaissanceRe Holdings, Ltd. 2,871 438
Rexford Industrial Realty, Inc.(ö) 1,142 70
Safehold, Inc.(Æ) 500 45
SBA Communications Corp.(ö) 3,203 1,092
State Street Corp. 32,565 2,838
Sun Communities, Inc.(ö) 349 68
Synchrony Financial 1,744 82
Travelers Cos., Inc. (The) 8,073 1,202
Upstart Holdings, Inc.(Æ) 487 59
US Bancorp 80,701 4,483
Virtu Financial, Inc. Class A 7,356 189
Visa, Inc. Class A( Û ) 14,272 3,517
Western Alliance Bancorp 642 60
63,946
Health Care - 13.7%
Abbott Laboratories 1,448 175
AbbVie, Inc. 2,776 323
Agilent Technologies, Inc. 706 108
Agios Pharmaceuticals, Inc.(Æ)(Ð) 2,912 140
AmerisourceBergen Corp. Class A 5,976 730
Amgen, Inc. 10,511 2,540
AMN Healthcare Services, Inc.(Æ) 1,186 119
Arena Pharmaceuticals, Inc.(Æ) 1,326 82
Becton Dickinson and Co. 253 65
Biogen, Inc.(Æ) 248 81
BioMarin Pharmaceutical, Inc.(Æ) 3,339 256
Boston Scientific Corp.(Æ) 3,590 164
Bristol-Myers Squibb Co. 1,438 98
Cardinal Health, Inc. 5,098 303
Centene Corp.(Æ) 9,075 623
Charles River Laboratories International,
Inc.(Æ) 236 96
Cooper Cos., Inc. (The) 399 168
DexCom, Inc.(Æ) 1,118 576
Eli Lilly & Co. 6,416 1,562
Exelixis, Inc.(Æ) 8,554 144
Gilead Sciences, Inc.( Û ) 21,957 1,500
Hill-Rom Holdings, Inc. 6,574 910
Humana, Inc. 3,185 1,357
IDEXX Laboratories, Inc.(Æ) 145 98
Illumina, Inc.(Æ) 269 133
Incyte Corp.(Æ)( Û ) 9,427 729
Insulet Corp.(Æ) 1,195 334
Intuitive Surgical, Inc.(Æ) 220 218
Ionis Pharmaceuticals, Inc.(Æ) 3,862 143
Johnson & Johnson( Û ) 38,651 6,657
McKesson Corp. 3,642 742
Medtronic PLC 19,110 2,510
Molina Healthcare, Inc.(Æ) 3,053 833
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Penumbra, Inc.(Æ) 893 238
Perrigo Co. PLC 19,518 937
Pfizer, Inc. 2,784 119
PTC Therapeutics, Inc.(Æ)(Ð) 2,445 94
Qiagen NV(Æ) 5,835 308
Quest Diagnostics, Inc. 7,054 1,000
Regeneron Pharmaceuticals, Inc.(Æ) 1,507 866
ResMed, Inc. 1,978 538
STERIS PLC 300 65
Stryker Corp. 650 176
Teleflex, Inc. 3,059 1,216
Thermo Fisher Scientific, Inc. 4,452 2,405
United Therapeutics Corp.(Æ)( Û ) 5,399 982
UnitedHealth Group, Inc. 9,920 4,090
Veeva Systems, Inc. Class A(Æ) 2,200 732
Vertex Pharmaceuticals, Inc.(Æ)( Û ) 6,404 1,290
Viatris, Inc.( Û ) 57,530 809
West Pharmaceutical Services, Inc. 408 168
Zoetis, Inc. Class A 319 65
40,615
Materials and Processing - 2.5%
Air Products & Chemicals, Inc. 4,498 1,310
Ball Corp. 5,674 459
Carrier Global Corp. 14,999 829
Copart, Inc.(Æ) 1,089 160
Ecolab, Inc. 9,878 2,182
Fastenal Co. 1,358 74
Huntsman Corp. 6,984 184
Linde PLC(Æ) 3,037 934
Newmont Corp. 13,003 817
Olin Corp. 3,492 164
Terminix Global Holdings, Inc.(Æ) 4,939 259
7,372
Producer Durables - 9.1%
Allegiant Travel Co. Class A(Æ) 760 144
Arcosa, Inc. 1,548 85
Avalara, Inc.(Æ) 400 67
CH Robinson Worldwide, Inc.(Ð) 9,479 846
Cintas Corp. 352 139
Curtiss-Wright Corp. ( Û ) 675 80
Danaher Corp. 597 178
Deere & Co. 262 95
Expeditors International of Washington, Inc. 9,189 1,178
Fortive Corp. 24,493 1,780
frontdoor, Inc.(Æ) 5,601 274
FTI Consulting, Inc.(Æ) 1,584 231
Generac Holdings, Inc.(Æ) 349 146
Healthcare Services Group, Inc. 2,773 72
Honeywell International, Inc. 19,448 4,546
Illinois Tool Works, Inc. 411 93
Insperity, Inc. 1,063 105
Jacobs Engineering Group, Inc. 3,045 412
Keysight Technologies, Inc.(Æ) 475 78
Knight-Swift Transportation Holdings, Inc.
(Æ) 15,271 759
L3Harris Technologies, Inc. 846 192
Landstar System, Inc.(Ð) 6,048 950
Mettler-Toledo International, Inc.(Æ) 1,533 2,258

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MSA Safety, Inc. 317 52
Northrop Grumman Corp.( Û ) 3,517 1,277
Old Dominion Freight Line, Inc. 263 71
Otis Worldwide Corp. 6,768 606
Paychex, Inc. 1,793 204
Republic Services, Inc. Class A 7,526 891
Rollins, Inc. 1,953 75
Roper Technologies, Inc. 3,617 1,777
Ryder System, Inc.(Ð) 6,565 500
Schneider National, Inc. Class B(Ð) 24,542 551
Stanley Black & Decker, Inc. 8,394 1,654
Terex Corp.( Û ) 5,749 275
TransDigm Group, Inc.(Æ) 1,855 1,189
United Parcel Service, Inc. Class B 4,220 808
United Rentals, Inc.(Æ) 256 84
Vontier Corp. 22,034 713
WW Grainger, Inc. 3,198 1,422
Zebra Technologies Corp. Class A(Æ) 296 164
27,021
Technology - 28.9%
Accenture PLC Class A 1,641 521
Activision Blizzard, Inc. 12,691 1,060
Adobe, Inc.(Æ) 6,943 4,316
Advanced Micro Devices, Inc.(Æ) 2,020 215
Airbnb, Inc. Class A(Æ) 425 61
Akamai Technologies, Inc.(Æ) 3,658 439
Alphabet, Inc. Class A(Æ) 606 1,633
Alphabet, Inc. Class C(Æ)( Û ) 3,164 8,556
Amdocs, Ltd. 10,500 810
Amphenol Corp. Class A 25,336 1,837
Ansys, Inc.(Æ) 753 277
Apple, Inc. 69,652 10,158
Applied Materials, Inc. 1,987 278
Arista Networks, Inc.(Æ) 414 157
Arrow Electronics, Inc.(Æ) 1,194 142
Atlassian Corp. PLC Class A(Æ) 6,286 2,044
Automatic Data Processing, Inc. 12,539 2,629
Avaya Holdings Corp.(Æ) 2,113 51
Avnet, Inc.(Ð) 15,593 644
Bentley Systems, Inc. Class B 2,858 174
Booking Holdings, Inc.(Æ) 96 209
Broadcom, Inc. 222 108
Cadence Design Systems, Inc.(Æ) 2,438 360
Ciena Corp.(Æ) 14,176 824
Cirrus Logic, Inc.(Æ)( Û ) 9,669 799
Cisco Systems, Inc. 7,108 394
Cognizant Technology Solutions Corp. Class
A( Û ) 3,009 222
CommVault Systems, Inc.(Æ) 2,169 164
Corteva, Inc. 13,572 581
Dell Technologies, Inc. Class C(Æ) 10,738 1,038
Dropbox, Inc. Class A(Æ)( Û ) 27,784 875
Duck Creek Technologies, Inc.(Æ) 4,068 179
Elastic NV(Æ) 428 63
Electronic Arts, Inc.( Û ) 10,043 1,446
EPAM Systems, Inc.(Æ)( Û ) 118 66
Etsy, Inc.(Æ) 326 60
F5 Networks, Inc.(Æ) 1,204 249
Facebook, Inc. Class A(Æ)( Û ) 10,618 3,783
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fidelity National Information Services, Inc. 1,878 280
Fiserv, Inc.(Æ) 1,718 198
Fortinet, Inc.(Æ) 1,667 454
GoDaddy, Inc. Class A(Æ)( Û ) (Ð) 8,293 695
Hewlett Packard Enterprise Co. Class H 25,648 372
HP, Inc.(Æ) 23,382 675
Inovalon Holdings, Inc. Class A(Æ) 2,316 88
Intel Corp.( Û ) (Ð) 37,371 2,007
Intuit, Inc. 8,843 4,686
Jabil Circuit, Inc. 3,788 226
Jamf Holding Corp.(Æ) 2,838 93
Juniper Networks, Inc. 30,613 861
KLA Corp. 587 204
Lam Research Corp. 259 165
McAfee Corp. Class A 3,665 99
Microchip Technology, Inc. 30,175 4,318
Micron Technology, Inc. 16,832 1,306
Microsoft Corp.( Û ) 29,746 8,473
Monolithic Power Systems, Inc. 281 126
NetApp, Inc. 5,061 403
New Relic, Inc.(Æ) 4,451 307
NortonLifeLock, Inc.(Æ) 11,953 297
Nutanix, Inc. Class A(Æ) 3,847 139
NVIDIA Corp. 4,324 843
Okta, Inc.(Æ) 1,980 491
Opendoor Technologies, Inc(Æ) 3,844 57
Paycom Software, Inc.(Æ) 286 114
Pure Storage, Inc. Class A(Æ) 7,580 148
QUALCOMM, Inc. 877 131
Salesforce.com, Inc.(Æ) 7,881 1,907
SAP SE - ADR 12,904 1,855
ServiceNow, Inc.(Æ) 2,065 1,214
SolarWinds Corp.(Æ) 7,145 80
Synopsys, Inc.(Æ) 1,261 363
Take-Two Interactive Software, Inc.(Æ) 4,857 842
TE Connectivity, Ltd. 2,224 328
Twitter, Inc.(Æ) 11,881 829
Tyler Technologies, Inc.(Æ) 1,194 588
VeriSign, Inc.(Æ)( Û ) 4,698 1,017
VMware, Inc. Class A(Æ) 348 54
Western Digital Corp.(Æ) 5,909 384
Workday, Inc. Class A(Æ) 496 116
Xilinx, Inc. 519 78
Zynga, Inc. Class A(Æ) 32,635 330
85,663
Utilities - 3.6%
American Water Works Co., Inc. 7,213 1,227
AT&T, Inc.(Ð) 64,246 1,803
Atmos Energy Corp.(Ð) 8,749 862
Avangrid, Inc.(Ð) 16,006 834
Consolidated Edison Co., Inc. 21,262 1,569
DT Midstream, Inc. 5,716 242
Edison International 4,265 232
Eversource Energy(Æ) 14,274 1,232
Exelon Corp. 893 42
Portland General Electric Co. 4,608 225
Southwest Gas Holdings, Inc. 2,748 192
Spire, Inc. 2,851 202

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc.(Ð) 35,017 1,954
10,616
Total Common Stocks
(cost $213,434) 306,352
Short-Term Investments - 5.2%
U.S. Cash Management Fund(@) 15,505,630 (∞) 15,503
Total Short-Term Investments
(cost $15,503) 15,503
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 47,400 (∞)
47
Total Other Securities
(cost $47) 47
Total Investments - 108.5%
(identified cost $228,984) 321,902
Securities Sold Short - (8.3)%
Consumer Discretionary - (2.0)%
Acushnet Holdings Corp. (7,836) (401)
AMC Entertainment Holdings, Inc. Class
A(Æ) (14,084) (521)
Boot Barn Holdings, Inc.(Æ) (742) (64)
Caesars Entertainment, Inc.(Æ) (4,423) (386)
Cardlytics, Inc.(Æ) (932) (117)
Carvana Co.(Æ) (1,165) (393)
Cinemark Holdings, Inc.(Æ) (2,765) (43)
DISH Network Corp. Class A(Æ) (9,417) (394)
Fox Factory Holding Corp.(Æ) (3,392) (548)
fuboTV, Inc.(Æ) (1,775) (46)
GrowGeneration Corp.(Æ) (2,300) (94)
Hillenbrand, Inc. (2,414) (109)
Leggett & Platt, Inc. (7,895) (379)
Marriott Vacations Worldwide Corp.(Æ) (1,924) (284)
Overstock.com, Inc.(Æ) (460) (32)
Penn National Gaming, Inc.(Æ) (5,263) (360)
Restoration Hardware(Æ) (593) (394)
Stitch Fix, Inc. Class A(Æ) (2,116) (114)
Tesla, Inc.(Æ) (211) (145)
Wayfair, Inc. Class A(Æ) (1,264) (305)
World Wrestling Entertainment, Inc. Class A (2,897) (143)
Wynn Resorts, Ltd.(Æ) (3,828) (376)
YETI Holdings, Inc.(Æ) (3,671) (354)
(6,002)
Consumer Staples - (0.1)%
Celsius Holdings, Inc.(Æ) (2,482) (170)
Energy - (0.4)%
ChampionX Corp.(Æ) (2,276) (53)
Devon Energy Corp. (14,926) (386)
FuelCell Energy, Inc.(Æ) (5,864) (37)
Halliburton Co. (18,705) (387)
Sunrun, Inc.(Æ) (5,633) (298)
(1,161)
Financial Services - (1.1)%
Apollo Global Management, Inc. (6,720) (396)
Ares Management Corp. Class A (7,287) (522)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Artisan Partners Asset Management, Inc.
Class A (338) (16)
Brixmor Property Group, Inc.(ö) (11,712) (270)
Hamilton Lane, Inc. Class A (2,110) (196)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (8,451) (480)
Independent Bank Group, Inc. (1,421) (99)
Kimco Realty Corp.(ö) (15,136) (323)
Pebblebrook Hotel Trust(ö) (2,786) (63)
RLJ Lodging Trust(ö) (3,722) (53)
Rocket Companies, Inc. Class A (6,091) (105)
Trupanion, Inc.(Æ) (2,168) (249)
Weyerhaeuser Co.(ö) (11,503) (388)
(3,160)
Health Care - (1.5)%
10x Genomics, Inc. Class A(Æ) (773) (141)
AbbVie, Inc. (3,469) (403)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,217) (84)
Berkeley Lights, Inc.(Æ) (337) (15)
BioCryst Pharmaceuticals, Inc.(Æ) (7,631) (123)
Bio-Techne Corp.(Æ) (1,086) (524)
Blueprint Medicines Corp.(Æ) (4,094) (360)
Catalent, Inc.(Æ) (3,393) (407)
Editas Medicine, Inc.(Æ) (1,591) (67)
Exact Sciences Corp.(Æ) (2,975) (321)
Fate Therapeutics, Inc.(Æ) (3,753) (311)
Fulgent Genetics, Inc.(Æ) (425) (39)
HCA Healthcare, Inc. (1,607) (399)
Insmed, Inc.(Æ) (1,575) (39)
Intra-Cellular Therapies, Inc. Class A(Æ) (4,918) (169)
Invitae Corp.(Æ) (9,524) (267)
R1 RCM, Inc.(Æ) (14,842) (318)
Rocket Pharmaceuticals, Inc.(Æ) (937) (34)
Sorrento Therapeutics, Inc.(Æ) (4,891) (40)
Surgery Partners, Inc.(Æ) (1,355) (74)
TG Therapeutics, Inc.(Æ) (802) (28)
Veracyte, Inc.(Æ) (10,287) (458)
(4,621)
Materials and Processing - (0.8)%
Builders FirstSource, Inc.(Æ) (8,845) (394)
Fastenal Co. (7,319) (401)
HB Fuller Co. (2,708) (175)
Installed Building Products, Inc. (613) (74)
JELD-WEN Holding, Inc.(Æ) (2,671) (71)
Quaker Chemical Corp. (1,641) (413)
RBC Bearings, Inc.(Æ) (1,721) (404)
Trex Co., Inc.(Æ) (4,077) (396)
(2,328)
Producer Durables - (1.1)%
Altra Industrial Motion Corp. (2,683) (168)
Applied Industrial Technologies, Inc. (1,278) (115)
ASGN, Inc.(Æ) (1,505) (152)
Bloom Energy Corp. Class A(Æ) (1,844) (40)
Casella Waste Systems, Inc. Class A(Æ) (3,566) (245)
Colfax Corp.(Æ) (5,681) (261)
Cryoport, Inc.(Æ) (3,546) (219)
Emerson Electric Co. (4,019) (405)
Herc Holdings, Inc.(Æ) (526) (65)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kennametal, Inc. (1,924) (70)
LCI Industries (815) (119)
Middleby Corp.(Æ) (1,670) (320)
Parker-Hannifin Corp. (1,290) (403)
Plug Power, Inc.(Æ) (1,148) (31)
Proto Labs, Inc.(Æ) (802) (63)
SPX FLOW, Inc. (1,355) (111)
Square, Inc. Class A(Æ) (1,528) (378)
Woodward, Inc. (2,096) (255)
(3,420)
Technology - (1.2)%
3D Systems Corp.(Æ) (6,462) (178)
ADT, Inc. (9,209) (97)
Advanced Micro Devices, Inc.(Æ) (4,037) (429)
Analog Devices, Inc. (2,699) (452)
Appian Corp.(Æ) (821) (96)
BigCommerce Holdings, Inc.(Æ) (603) (39)
Brooks Automation, Inc. (2,188) (195)
Bumble, Inc. Class A(Æ) (652) (33)
Cognex Corp. (4,582) (414)
Coupa Software, Inc.(Æ) (709) (154)
Covetrus, Inc.(Æ) (2,490) (63)
Cree, Inc.(Æ) (3,808) (353)
Digital Turbine, Inc.(Æ) (1,171) (74)
Fastly, Inc. Class A(Æ) (1,082) (52)
II-VI, Inc.(Æ) (977) (68)
Outset Medical, Inc.(Æ) (2,445) (100)
Rogers Corp.(Æ) (378) (72)
Roku, Inc.(Æ) (844) (361)
Sabre Corp.(Æ) (13,426) (158)
SailPoint Technologies Holding, Inc.(Æ) (1,425) (71)
(3,459)
Utilities - (0.1)%
Antero Midstream Corp. (18,597) (177)
Equitrans Midstream Corp. (10,539) (87)
(264)
Total Securities Sold Short
(proceeds $22,744) (24,585)
Other Assets and Liabilities, Net
- (0.2)%
(563)
Net Assets - 100.0%
296,754

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 34 USD 7,462 09/21 55
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 40,729 $ — $ —
$ —
$ 40,729
Consumer Staples 30,330 — —
—
30,330
Energy 60 — —
—
60
Financial Services 63,946 — —
—
63,946
Health Care 40,615 — —
—
40,615
Materials and Processing 7,372 — —
—
7,372
Producer Durables 27,021 — —
—
27,021
Technology 85,663 — —
—
85,663
Utilities 10,616 — —
—
10,616
Short-Term Investments — — — 15,503 15,503
Other Securities — — — 47 47
Total Investments
306,352 — — 15,550 321,902
Securities Sold Short
**
(24,585) — — — (24,585)
Other Financial Instruments
Assets
Futures Contracts 55 — — — 55
Total Other Financial Instruments
*
$ 55 $ — $ — $ — $ 55
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.3%
Consumer Discretionary - 14.2%
Advance Auto Parts, Inc. 12,306 2,610
Amazon.com, Inc.(Æ) 37,643 125,260
Amerco , Inc. 3,771 2,217
AutoNation, Inc.(Æ) 12,587 1,527
AutoZone, Inc.(Æ) 539 875
Best Buy Co., Inc. 36,313 4,080
BorgWarner, Inc. 8,100 397
Brunswick Corp. 13,600 1,420
CarMax, Inc.(Æ) 9,625 1,289
Charter Communications, Inc. Class A(Æ) 82,338 61,264
Comcast Corp. Class A 243,000 14,296
Costco Wholesale Corp. 23,216 9,976
Dick's Sporting Goods, Inc. 9,012 939
Dollar General Corp. 19,832 4,614
Dollar Tree, Inc.(Æ) 8,469 845
DR Horton, Inc. 159,377 15,209
eBay, Inc. 55,696 3,799
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 1,755
Foot Locker, Inc. 16,833 960
Ford Motor Credit Co. LLC(Æ) 350,593 4,891
Gap, Inc. (The) 64,539 1,883
Garmin, Ltd. 18,659 2,933
General Motors Co.(Æ) 716,467 40,724
Genuine Parts Co. 20,723 2,630
Graham Holdings Co. Class B 2,302 1,530
Grand Canyon Education, Inc.(Æ) 10,350 956
Home Depot, Inc. (The) 37,846 12,421
Kohl's Corp. 28,762 1,461
Lear Corp. 2,224 389
Lennar Corp. Class A 41,608 4,375
Liberty SiriusXM Group Class C(Æ) 38,198 1,765
LKQ Corp.(Æ) 86,551 4,392
Lowe's Cos., Inc. 20,419 3,935
Lululemon Athletica , Inc.(Æ) 4,758 1,904
McDonald's Corp. 3,642 884
Mohawk Industries, Inc.(Æ) 6,615 1,289
Netflix, Inc.(Æ) 72,405 37,475
Nike, Inc. Class B 337,074 56,463
NVR, Inc.(Æ) 470 2,455
Ollie's Bargain Outlet Holdings, Inc.(Æ) 15,638 1,456
Omnicom Group, Inc. 268,289 19,537
O'Reilly Automotive, Inc.(Æ) 3,399 2,052
Penske Automotive Group, Inc. 19,669 1,743
Polaris, Inc. 18,875 2,474
Pool Corp. 2,445 1,168
PulteGroup, Inc. 395,584 21,706
Ross Stores, Inc. 24,861 3,050
Starbucks Corp. 245,756 29,842
Target Corp. 33,956 8,864
Tesla, Inc.(Æ) 22,378 15,378
Thor Industries, Inc. 156,660 18,542
TJX Cos., Inc. (The) 34,560 2,378
Tractor Supply Co. 13,674 2,474
Ulta Beauty, Inc.(Æ) 12,391 4,161
ViacomCBS , Inc. Class B 31,554 1,291
Walmart, Inc. 71,846 10,242
Walt Disney Co. (The)(Æ) 61,371 10,803
Whirlpool Corp. 5,819 1,289
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams-Sonoma, Inc. 17,408 2,641
Yum China Holdings, Inc. 20,498 1,275
600,453
Consumer Staples - 4.7%
Altria Group, Inc. 74,891 3,598
Archer-Daniels-Midland Co. 56,550 3,377
Casey's General Stores, Inc. 3,765 744
Church & Dwight Co., Inc. 31,611 2,737
Clorox Co. (The) 19,058 3,447
Coca-Cola Co. (The) 128,843 7,348
Colgate-Palmolive Co. 73,351 5,831
CVS Health Corp. 412,295 33,957
Estee Lauder Cos., Inc. (The) Class A 8,580 2,864
General Mills, Inc. 43,678 2,571
Hormel Foods Corp. 11,157 517
Ingredion, Inc. 221,602 19,459
JM Smucker Co. (The) 19,214 2,519
Kimberly-Clark Corp. 35,734 4,850
Kraft Heinz Foods Co. 60,137 2,314
Kroger Co. (The) 671,323 27,323
Molson Coors Beverage Co. Class B 67,723 3,311
Mondelez International, Inc. Class A 51,175 3,237
Monster Beverage Corp.(Æ) 16,800 1,585
PepsiCo, Inc. 49,126 7,710
Philip Morris International, Inc. 107,002 10,710
Procter & Gamble Co. (The) 130,802 18,604
Tyson Foods, Inc. Class A 337,444 24,114
US Foods Holding Corp.(Æ) 35,810 1,230
Walgreens Boots Alliance, Inc. 94,252 4,444
198,401
Energy - 1.8%
BP PLC - ADR 645,213 15,601
Canadian Natural Resources, Ltd. 464,687 15,344
Chevron Corp. 196,602 20,016
ConocoPhillips Co. 178,612 10,013
Exxon Mobil Corp. 161,887 9,320
Kinder Morgan, Inc. 135,363 2,353
ONEOK, Inc. 26,132 1,358
Pioneer Natural Resources Co. 5,481 797
74,802
Financial Services - 18.5%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 282,251 14,959
Aflac, Inc. 59,106 3,251
Allstate Corp. (The) 26,101 3,394
American Express Co. 6,982 1,191
American International Group, Inc. 25,553 1,210
American Tower Corp.(ö) 7,428 2,101
Banco Santander SA - ADR(Æ) 3,143,398 11,536
Bank of America Corp. 871,861 33,445
Bank of New York Mellon Corp. (The) 34,343 1,763
Berkshire Hathaway, Inc. Class B(Æ) 175,560 48,857
BlackRock, Inc. Class A 1,792 1,554
Capital One Financial Corp. 22,094 3,573
Cboe Global Markets, Inc. 3,251 385
CBRE Group, Inc. Class A(Æ) 40,060 3,864
Charles Schwab Corp. (The) 29,482 2,003

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chubb, Ltd. 20,670 3,488
Citigroup, Inc. 971,735 65,709
Citizens Financial Group, Inc. 404,294 17,045
Comerica, Inc. 30,343 2,083
Crown Castle International Corp.(ö) 11,639 2,247
Discover Financial Services 13,338 1,658
Equinix , Inc.(Æ)(ö) 923 757
Equity Commonwealth(ö) 453,307 11,917
Essent Group, Ltd. 192,090 8,677
Everest Re Group, Ltd. 840 212
Fifth Third Bancorp 72,355 2,626
First Republic Bank 6,870 1,340
Global Payments, Inc. 733 142
Goldman Sachs Group, Inc. (The) 22,455 8,418
Hartford Financial Services Group, Inc. 20,216 1,286
JPMorgan Chase & Co. 300,118 45,552
KeyCorp 58,671 1,153
KKR & Co., Inc. Class A 923,087 58,856
M&T Bank Corp. 10,794 1,445
MasterCard, Inc. Class A 172,816 66,697
Merck & Co., Inc. 92,744 7,129
MetLife, Inc. 28,215 1,628
Morgan Stanley 193,549 18,577
New York Community Bancorp, Inc. 1,059,365 12,479
Northern Trust Corp. 21,389 2,414
PayPal Holdings, Inc.(Æ) 239,236 65,917
People's United Financial, Inc. 23,806 374
PNC Financial Services Group, Inc. (The) 39,665 7,235
Popular, Inc. 199,936 14,547
Progressive Corp. (The) 20,591 1,959
Prudential Financial, Inc. 16,217 1,626
Raymond James Financial, Inc. 11,885 1,539
Regions Financial Corp. 91,773 1,767
Reinsurance Group of America, Inc. Class A 9,053 997
RenaissanceRe Holdings, Ltd. 29 4
Rocket Companies, Inc. Class A 44,237 763
Ryman Hospitality Properties, Inc.(Æ)(ö) 177,986 13,652
SLM Corp. 807,564 15,206
State Street Corp. 13,883 1,210
Synchrony Financial 54,839 2,579
Travelers Cos., Inc. (The) 20,578 3,064
Truist Financial Corp. 122,454 6,665
Two Harbors Investment Corp.(ö) 1,967,149 12,609
US Bancorp 107,896 5,993
Visa, Inc. Class A 364,210 89,738
Wells Fargo & Co. 1,206,164 55,411
779,476
Health Care - 15.0%
10x Genomics, Inc. Class A(Æ) 174,114 31,903
Abbott Laboratories 67,828 8,206
AbbVie, Inc. 198,208 23,052
Abiomed , Inc.(Æ) 3,128 1,023
Agilent Technologies, Inc. 27,508 4,215
Align Technology, Inc.(Æ) 64,374 44,791
Alkermes PLC(Æ) 94,763 2,452
Alnylam Pharmaceuticals, Inc.(Æ) 15,665 2,803
Amgen, Inc. 22,600 5,459
Anthem, Inc.(Æ) 7,272 2,793
AstraZeneca PLC - ADR 424,430 24,294
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baxter International, Inc. 26,553 2,054
Becton Dickinson and Co. 17,186 4,395
Biogen, Inc.(Æ) 18,123 5,921
BioMarin Pharmaceutical, Inc.(Æ) 6,613 507
Boston Scientific Corp.(Æ) 62,153 2,834
Bristol-Myers Squibb Co. 304,888 20,693
Centene Corp.(Æ) 44,103 3,026
Cerner Corp. 42,122 3,386
Cigna Corp. 17,170 3,940
Cooper Cos., Inc. (The) 5,586 2,356
DexCom , Inc.(Æ) 5,748 2,963
Edwards Lifesciences Corp.(Æ) 518,308 58,190
Eli Lilly & Co. 27,837 6,778
Exact Sciences Corp.(Æ) 9,735 1,050
Exelixis , Inc.(Æ) 92,124 1,552
Gilead Sciences, Inc. 43,802 2,991
GlaxoSmithKline PLC - ADR 414,454 16,636
Haemonetics Corp.(Æ) 145,327 8,834
HCA Healthcare, Inc. 6,315 1,567
Hologic , Inc.(Æ) 14,690 1,102
Humana, Inc. 2,749 1,171
IDEXX Laboratories, Inc.(Æ) 2,975 2,019
Illumina, Inc.(Æ) 2,905 1,440
Incyte Corp.(Æ) 30,662 2,372
Insulet Corp.(Æ) 2,810 786
Integra LifeSciences Holdings Corp.(Æ) 7,553 547
Intra-Cellular Therapies, Inc. Class A(Æ) 193,334 6,637
Intuitive Surgical, Inc.(Æ) 55,179 54,708
Jazz Pharmaceuticals PLC(Æ) 81,605 13,834
Johnson & Johnson 304,001 52,349
Laboratory Corp. of America Holdings(Æ) 14,684 4,349
Masimo Corp.(Æ) 3,966 1,080
Medtronic PLC 150,508 19,763
Moderna , Inc.(Æ) 20,912 7,395
Neurocrine Biosciences, Inc.(Æ) 5,389 502
Organon & Co. 9,274 269
Pfizer, Inc. 768,412 32,896
Quest Diagnostics, Inc. 8,708 1,235
Regeneron Pharmaceuticals, Inc.(Æ) 5,232 3,006
ResMed , Inc. 16,758 4,555
Sage Therapeutics, Inc.(Æ) 17,324 758
Seagen , Inc.(Æ) 7,553 1,159
STERIS PLC 8,595 1,873
Stryker Corp. 19,781 5,359
Teleflex, Inc. 2,802 1,114
Thermo Fisher Scientific, Inc. 17,440 9,418
United Therapeutics Corp.(Æ) 17,834 3,245
UnitedHealth Group, Inc. 41,534 17,121
Veeva Systems, Inc. Class A(Æ) 127,429 42,397
Vertex Pharmaceuticals, Inc.(Æ) 18,264 3,682
Viatris , Inc. 914,001 12,860
West Pharmaceutical Services, Inc. 13,286 5,470
Zimmer Biomet Holdings, Inc. 67,016 10,952
Zoetis, Inc. Class A 31,399 6,365
634,452
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 927 270
Alcoa Corp.(Æ) 331,280 13,301
Ball Corp. 26,410 2,136

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berry Plastics Group, Inc.(Æ) 17,431 1,121
Carrier Global Corp. 36,048 1,992
Copart , Inc.(Æ) 11,271 1,657
Crown Holdings, Inc. 146,984 14,663
Dow, Inc. 29,814 1,853
DowDuPont , Inc. 288,343 21,640
Eastman Chemical Co. 101,542 11,446
Ecolab, Inc. 559 123
Fastenal Co. 27,014 1,480
Freeport-McMoRan, Inc. 52,181 1,988
Huntsman Corp. 725,702 19,166
International Paper Co. 61,665 3,562
Lennox International, Inc. 3,495 1,151
Linde PLC(Æ) 17,602 5,411
LyondellBasell Industries NV Class A 22,865 2,271
Newmont Corp. 503,898 31,655
Nucor Corp. 40,402 4,203
Owens Corning 3,365 324
Reliance Steel & Aluminum Co. 2,803 440
Sherwin-Williams Co. (The) 3,049 887
Southern Copper Corp. 68,755 4,513
Steel Dynamics, Inc. 15,418 994
Trane Technologies PLC 28,704 5,844
Westrock Co. 14,537 715
154,806
Producer Durables - 5.4%
3M Co. 12,249 2,425
Ametek , Inc. 3,118 434
Aptiv PLC(Æ) 10,656 1,778
Avery Dennison Corp. 4,333 913
Booz Allen Hamilton Holding Corp. Class A 10,010 859
Carlisle Cos., Inc. 7,066 1,429
Caterpillar, Inc. 4,181 864
CH Robinson Worldwide, Inc. 19,423 1,732
Cintas Corp. 6,621 2,610
CoStar Group, Inc.(Æ) 40,810 3,626
CSX Corp. 55,395 1,790
Cummins, Inc. 19,734 4,580
Danaher Corp. 27,965 8,319
Deere & Co. 6,005 2,171
Eaton Corp. PLC 14,926 2,359
Emerson Electric Co. 21,989 2,218
Expeditors International of Washington, Inc. 14,707 1,886
FedEx Corp. 74,524 20,863
General Dynamics Corp. 3,063 600
Gentex Corp. 5,148 175
Honeywell International, Inc. 32,621 7,626
IDEX Corp. 3,590 814
IHS Markit , Ltd.(Æ) 20,885 2,440
Illinois Tool Works, Inc. 9,751 2,210
Johnson Controls International PLC(Æ) 94,509 6,750
Kansas City Southern 12,439 3,331
Keysight Technologies, Inc.(Æ) 5,940 977
Lockheed Martin Corp. 7,714 2,867
Magna International, Inc. Class A 131,590 11,031
Norfolk Southern Corp. 4,770 1,230
Northrop Grumman Corp. 6,024 2,187
Old Dominion Freight Line, Inc. 3,547 955
Otis Worldwide Corp. 18,034 1,615
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PACCAR Financial Corp. 35,058 2,909
Paychex, Inc. 6,219 708
Quanta Services, Inc. 37,203 3,382
Republic Services, Inc. Class A 20,865 2,470
Roper Technologies, Inc. 5,775 2,838
S&P Global, Inc. 1,210 519
Snap-on, Inc. 8,918 1,944
Stanley Black & Decker, Inc. 4,646 916
Textron, Inc. 208,314 14,376
Toro Co. (The) 18,395 2,092
TreeHouse Foods, Inc.(Æ) 297,553 13,211
Union Pacific Corp. 15,584 3,409
United Parcel Service, Inc. Class B 46,071 8,816
United Rentals, Inc.(Æ) 8,004 2,638
Verisk Analytics, Inc. Class A 14,411 2,737
Vontier Corp. 559,187 18,090
Waste Management, Inc. 252,742 37,472
Waters Corp.(Æ) 2,227 868
Westinghouse Air Brake Technologies Corp. 9,916 842
XPO Logistics, Inc.(Æ) 14,464 2,006
227,907
Technology - 28.7%
Accenture PLC Class A 21,366 6,788
Activision Blizzard, Inc. 13,687 1,145
Adobe, Inc.(Æ) 62,051 38,573
Advanced Micro Devices, Inc.(Æ) 62,172 6,602
Airbnb, Inc. Class A(Æ) 142,128 20,468
Alphabet, Inc. Class A(Æ) 16,272 43,845
Alphabet, Inc. Class C(Æ) 9,097 24,602
Amphenol Corp. Class A 29,248 2,120
Analog Devices, Inc. 35,293 5,909
Ansys , Inc.(Æ) 231 85
Apple, Inc. 619,624 90,378
Applied Materials, Inc. 49,262 6,893
Arista Networks, Inc.(Æ) 43,341 16,487
Automatic Data Processing, Inc. 8,811 1,847
Broadcom, Inc. 17,655 8,570
CACI International, Inc. Class A(Æ) 2,300 614
Cadence Design Systems, Inc.(Æ) 18,371 2,712
CDW Corp. 4,593 842
Cisco Systems, Inc. 177,754 9,842
Cognizant Technology Solutions Corp. Class
A 113,468 8,343
Corning, Inc. 45,235 1,894
Corteva , Inc. 487,055 20,836
Coupa Software, Inc.(Æ) 129,692 28,143
Datadog , Inc. Class A(Æ) 349,970 38,742
Dell Technologies, Inc. Class C(Æ) 44,963 4,344
DXC Technology Co.(Æ) 308,780 12,345
Electronic Arts, Inc. 5,960 858
Entegris , Inc. 6,469 780
F5 Networks, Inc.(Æ) 13,506 2,789
Facebook, Inc. Class A(Æ) 126,390 45,033
Fidelity National Information Services, Inc. 12,476 1,860
Fiserv, Inc.(Æ) 15,236 1,754
Fortinet, Inc.(Æ) 8,065 2,196
Hewlett Packard Enterprise Co. Class H 197,056 2,857
HP, Inc.(Æ) 166,272 4,800
Intel Corp. 225,631 12,121

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Strategic Equity Fund
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Business Machines Corp. 26,062 3,674
Intuit, Inc. 10,186 5,398
Juniper Networks, Inc. 834,706 23,489
KLA Corp. 13,017 4,532
Lam Research Corp. 6,766 4,313
Leidos Holdings, Inc. 20,263 2,156
Marvell Technology Group, Ltd. 169,679 10,267
Match Group, Inc.(Æ) 299,558 47,711
Maxim Integrated Products, Inc. 28,351 2,833
Microchip Technology, Inc. 21,852 3,127
Micron Technology, Inc. 310,129 24,060
Microsoft Corp. 707,916 201,692
Monolithic Power Systems, Inc. 5,444 2,446
Motorola Solutions, Inc. 11,497 2,574
NVIDIA Corp. 110,528 21,552
ON Semiconductor Corp.(Æ) 59,963 2,342
Oracle Corp. 56,289 4,905
Paycom Software, Inc.(Æ) 93,804 37,522
Qorvo , Inc.(Æ) 7,900 1,498
QUALCOMM, Inc. 47,766 7,155
Raytheon Technologies Corp.(Æ) 50,393 4,382
Salesforce.com, Inc.(Æ) 27,770 6,718
ServiceNow , Inc.(Æ) 92,703 54,499
Skyworks Solutions, Inc. 18,965 3,499
Snowflake, Inc. Class A(Æ) 168,317 44,725
Synopsys, Inc.(Æ) 5,711 1,645
Take-Two Interactive Software, Inc.(Æ) 12,852 2,229
Teradyne, Inc. 28,482 3,617
Texas Instruments, Inc. 48,954 9,332
Twilio , Inc. Class A(Æ) 167,781 62,681
Uber Technologies, Inc.(Æ) 1,356,026 58,933
Wix.com, Ltd.(Æ) 107,129 31,993
Workday, Inc. Class A(Æ) 3,510 823
Xilinx, Inc. 11,399 1,708
Zoom Video Communications, Inc. Class
A(Æ) 82,735 31,282
Zynga, Inc. Class A(Æ) 230,931 2,332
1,211,661
Utilities - 4.3%
American Electric Power Co., Inc. 8,378 738
AT&T, Inc. 854,756 23,976
Avangrid , Inc. 27,409 1,429
Cheniere Energy, Inc.(Æ) 24,435 2,075
Consolidated Edison, Inc. 26,161 1,930
Dominion Energy, Inc. 7,331 549
DT Midstream, Inc. 5,503 233
DTE Energy Co. 11,007 1,291
Duke Energy Corp. 39,298 4,131
Edison International 330,707 18,024
Evergy , Inc. 38,147 2,488
Eversource Energy(Æ) 19,150 1,652
Exelon Corp. 70,530 3,301
FirstEnergy Corp. 452,794 17,351
National Fuel Gas Co. 16,180 832
NextEra Energy, Inc. 53,807 4,192
NiSource, Inc. 694,906 17,213
Pinnacle West Capital Corp. 14,728 1,230
PPL Corp. 517,697 14,687
Public Service Enterprise Group, Inc. 12,533 780
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sempra Energy 10,893 1,423
Southern Co. (The) 25,958 1,658
T-Mobile USA, Inc.(Æ) 263,528 37,953
UGI Corp. 186,000 8,554
Verizon Communications, Inc. 219,631 12,251
WEC Energy Group, Inc.(Æ) 29,263 2,755
182,696
Total Common Stocks
(cost $2,696,692) 4,064,654
Short-Term Investments - 3.0%
U.S. Cash Management Fund(@) 127,750,715
(∞)
127,725
Total Short-Term Investments
(cost $127,725) 127,725
Total Investments - 99.3%
(identified cost $2,824,417) 4,192,379
Other Assets and Liabilities, Net
- 0.7%
30,698
Net Assets - 100.0%
4,223,077

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 17
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 205 USD 44,992 09/21 1,407
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,407
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 600,453 $ — $ —
$ —
$ 600,453
Consumer Staples 198,401 — —
—
198,401
Energy 74,802 — —
—
74,802
Financial Services 779,476 — —
—
779,476
Health Care 634,452 — —
—
634,452
Materials and Processing 154,806 — —
—
154,806
Producer Durables 227,907 — —
—
227,907
Technology 1,211,661 — —
—
1,211,661
Utilities 182,696 — —
—
182,696
Short-Term Investments — — — 127,725 127,725
Total Investments
4,064,654 — — 127,725 4,192,379
Other Financial Instruments
Assets
Futures Contracts 1,407 — — — 1,407
Total Other Financial Instruments
*
$ 1,407 $ — $ — $ — $ 1,407
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.4%
Consumer Discretionary - 12.5%
1-800-Flowers.com, Inc. Class A(Æ) 38,374 1,170
Abercrombie & Fitch Co. Class A(Æ)(Ð) 45,080 1,704
Academy Sports and Outdoors, Inc.(Æ)(Û) 56,064 2,078
Adtalem Global Education, Inc.(Æ)(Ð) 18,060 656
AerSale Corp.(Æ)(Ñ) 73,781 840
Altice USA, Inc. Class A(Æ)(Û) 3,723 114
Amerco , Inc.(Û) 812 477
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 195,224 1,892
American Eagle Outfitters, Inc. 18,434 635
American Outdoor Brands, Inc.(Æ) 6,220 168
American Public Education, Inc.(Æ) 54,212 1,605
America's Car-Mart, Inc.(Æ) 36,183 5,753
Audacy , Inc.(Æ) 59,269 212
B. Riley Financial, Inc. 53,046 3,584
Barnes & Noble Education, Inc.(Æ) 120,034 1,002
Bassett Furniture Industries, Inc.(Ð) 3,268 74
Beazer Homes USA, Inc.(Æ) 23,892 436
BJ's Restaurants, Inc.(Æ) 68,301 2,772
Bluegreen Vacations Holding Corp.(Æ) 29,102 504
Boot Barn Holdings, Inc.(Æ) 84,124 7,270
Boston Omaha Corp. Class A(Æ) 54,588 1,786
Brinker International, Inc.(Æ) 58,438 3,176
Buckle, Inc. (The) 17,044 717
Cable One, Inc.(Ð)(Û) 104 196
Caleres , Inc. 139,805 3,459
Cardlytics, Inc.(Æ) 22,374 2,818
Carriage Services, Inc. Class A 5,143 191
Carrols Restaurant Group, Inc.(Æ) 205,433 1,008
Carter's, Inc. 27,746 2,712
Cavco Industries, Inc.(Æ) 13,708 3,221
Celestica, Inc.(Æ) 186,258 1,652
Central Garden & Pet Co. Class A(Æ) 7,594 329
Century Casinos, Inc.(Æ) 209,482 2,348
Century Communities, Inc. 15,119 1,050
Citi Trends, Inc.(Æ) 9,771 779
Conn's, Inc.(Æ) 18,700 416
Container Store Group, Inc. (The)(Æ)(Ð) 24,749 260
Cooper-Standard Holdings, Inc.(Æ)(Ð) 15,178 395
Cracker Barrel Old Country Store, Inc. 6,661 907
Crocs, Inc.(Æ) 12,203 1,657
Dana Holding Corp.(Ð) 135,534 3,274
Del Taco Restaurants, Inc.(Æ) 143,870 1,224
Delta Apparel, Inc.(Æ) 44,685 1,430
Denny's Corp.(Æ) 43,311 609
Designer Brands, Inc. Class A(Æ) 115,107 1,677
Dillard's, Inc. Class A 10,159 1,862
Dine Brands Global, Inc.(Æ) 3,171 246
Drive Shack, Inc.(Æ) 149,918 378
Escalade, Inc. 16,734 380
Ethan Allen Interiors, Inc. 22,473 534
Everi Holdings, Inc.(Æ) 47,244 1,072
Fiesta Restaurant Group, Inc.(Æ) 55,557 744
First Cash Financial Services, Inc. 10,134 803
Foot Locker, Inc. 26,437 1,508
Fossil Group, Inc.(Æ) 139,777 1,764
Franklin Covey Co.(Æ) 20,050 734
Genesco, Inc.(Æ) 66,253 3,806
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GMS, Inc.(Æ) 15,960 784
Goodyear Tire & Rubber Co. (The)(Æ) 140,957 2,214
GoPro, Inc. Class A(Æ)(Ð) 141,920 1,453
Gray Television, Inc. 55,622 1,233
Group 1 Automotive, Inc. 5,144 894
H&R Block, Inc. 91,571 2,248
Hamilton Beach Brands Holding Co. Class A 49,881 932
HealthStream , Inc.(Æ) 13,198 386
Hibbett Sports, Inc. 15,422 1,367
Horizon Global Corp.(Æ) 147,081 1,309
IAC/InterActiveCorp.(Æ)(Û) 1,118 153
iHeartMedia , Inc. Class A(Æ)(Û) 19,979 516
iMedia Brands, Inc.(Æ) 82,818 528
International Game Technology PLC(Æ) 154,266 2,893
IntriCon Corp.(Æ) 22,406 538
JOANN, Inc. 116,804 1,806
KB Home 46,480 1,973
Kontoor Brands, Inc.(Ð)(Û) 52,854 2,928
Kura Sushi USA, Inc. Class A(Æ) 37,295 1,813
Lands' End, Inc.(Æ) 14,295 548
Landsea Homes Corp.(Æ) 223,511 1,880
Laureate Education, Inc. Class A(Æ) 23,818 353
La-Z-Boy, Inc. 11,194 376
Liberty TripAdvisor Holdings, Inc. Class
A(Æ) 80,340 336
Lumber Liquidators Holdings, Inc.(Æ) 19,424 371
M/I Homes, Inc.(Æ)(Ð) 5,210 337
Madison Square Garden Entertainment Corp.
(Æ) 26,972 1,887
Madison Square Garden Sports Corp. Class
A(Æ)(Ð)(Û) 8,089 1,316
Marchex , Inc. Class B(Æ) 12,919 33
MarineMax , Inc.(Æ) 17,031 916
MasterCraft Boat Holdings, Inc.(Æ) 23,736 633
Meredith Corp.(Æ)(Û) 7,152 312
Meritor, Inc.(Æ)(Ð) 22,940 558
Monro Muffler Brake, Inc. 33,509 1,944
Motorcar Parts of America, Inc.(Æ) 32,420 721
Movado Group, Inc. 52,432 1,577
Nathan's Famous, Inc. 5,900 379
National Presto Industries, Inc. 4,139 399
Noodles & Co. Class A(Æ)(Ð) 14,667 175
nVent Electric PLC 69,472 2,196
OneWater Marine, Inc. Class A 1,437 68
Overstock.com, Inc.(Æ) 8,588 598
Perdoceo Education Corp.(Æ)(Ð) 28,825 342
Potbelly Corp.(Æ) 88,031 614
QuinStreet , Inc.(Æ) 99,149 1,818
Qurate Retail, Inc. Class A 173,491 2,058
REV Group, Inc. 16,750 253
Sally Beauty Holdings, Inc.(Æ) 51,835 981
Scholastic Corp. 55,849 1,877
Scientific Games Corp. Class A(Æ) 31,233 1,927
Service Corp. International(Û) 7,688 480
Shoe Carnival, Inc. 3,080 104
Shutterstock , Inc. 6,496 705
Signet Jewelers, Ltd.(Ð) 20,139 1,296
Sinclair Broadcast Group, Inc. Class A 13,684 387
Skyline Champion Corp.(Æ) 135,632 7,651
SMART Global Holdings, Inc.(Æ)(Ð) 85,015 3,982

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sonic Automotive, Inc. Class A 12,902 704
Stamps.com, Inc.(Æ) 3,779 1,235
Stride, Inc.(Æ) 31,923 979
TEGNA, Inc. 22,423 397
Tenneco, Inc. Class A(Æ)(Ð) 83,864 1,460
Texas Roadhouse, Inc. Class A 54,491 5,022
The Aaron's Co., Inc. 84,978 2,453
Tilly's, Inc. Class A 3,325 49
Townsquare Media, Inc. Class A(Æ) 190,477 2,341
Travelzoo , Inc.(Æ) 27,637 380
Universal Electronics, Inc.(Æ) 36,037 1,684
Universal Technical Institute, Inc.(Æ)(Ð) 7,281 44
Vista Outdoor, Inc.(Æ) 65,249 2,635
Visteon Corp.(Æ) 12,404 1,415
WideOpenWest , Inc.(Æ) 21,742 484
Wingstop , Inc.(Ð) 13,375 2,291
Wolverine World Wide, Inc. 91,436 3,067
WW International, Inc.(Æ) 21,262 654
Wyndham Hotels & Resorts, Inc. 32,301 2,328
YETI Holdings, Inc.(Æ) 44,230 4,261
Zumiez , Inc.(Æ) 13,256 579
186,886
Consumer Staples - 3.4%
Adecoagro SA(Æ) 86,359 826
Albertsons Co., Inc. Class A(Û) 69,800 1,508
Alico , Inc. 21,824 825
Andersons, Inc. (The) 40,976 1,094
Bunge, Ltd.(Û) 40,086 3,112
Coca-Cola Consolidated, Inc. 1,814 724
elf Beauty, Inc.(Æ) 348,105 9,612
Energizer Holdings, Inc. - GDR(Æ) 41,699 1,713
Farmer Brothers Co.(Æ) 92,204 893
Fresh Del Monte Produce, Inc.(Ð) 26,504 818
Grocery Outlet Holding Corp.(Æ) 125,004 4,141
Helen of Troy, Ltd.(Æ) 4,092 914
Herbalife Nutrition, Ltd.(Æ)(Û) 30,044 1,530
Ingles Markets, Inc. Class A 8,389 501
Ingredion, Inc. 29,587 2,598
J&J Snack Foods Corp. 14,061 2,311
Lancaster Colony Corp. 3,691 730
Lifevantage Corp.(Æ) 8,641 70
Medifast , Inc. 5,234 1,494
MGP Ingredients, Inc. 4,918 293
Nomad Foods, Ltd.(Æ) 50,447 1,318
Performance Food Group Co.(Æ) 21,167 970
Pilgrim's Pride Corp.(Æ)(Û) 25,709 569
Post Holdings, Inc.(Æ)(Ð)(Û) 6,337 649
Primo Water Corp. 55,111 911
Quanex Building Products Corp. 63,520 1,578
Rite Aid Corp.(Æ) 25,365 386
Sanderson Farms, Inc.(Û) 18,302 3,420
SpartanNash Co. 12,657 246
Spectrum Brands Holdings, Inc.(Û) 28,113 2,455
Turning Point Brands, Inc. 37,737 2,001
United Natural Foods, Inc.(Æ)(Ð) 33,053 1,094
USANA Health Sciences, Inc.(Æ) 618 59
51,363
Energy - 3.4%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Antero Resources Corp.(Æ) 108,359 1,474
Arch Coal, Inc.(Æ) 30,669 2,016
Berry Petroleum Corp. 6,132 34
ChampionX Corp.(Æ) 112,171 2,607
CONSOL Energy, Inc.(Æ) 4,598 97
CVR Energy, Inc. 14,800 202
Delek US Holdings, Inc. 194,570 3,381
Exterran Corp.(Æ) 10,951 48
Green Brick Partners, Inc.(Æ) 262,215 6,574
Hostess Brands, Inc. Class A(Æ) 25,378 408
Liberty Oilfield Services, Inc. Class A(Æ) 49,301 502
Luxfer Holdings PLC - ADR 80,476 1,678
Marathon Oil Corp.(Û) 182,455 2,115
Matrix Service Co.(Æ) 190,783 2,081
Nabors Industries, Inc.(Æ) 1,562 137
National Energy Servicees Reunited Corp.(Æ) 463,320 5,977
Natural Gas Services Group, Inc.(Æ) 81,851 819
Newpark Resources, Inc.(Æ) 234,740 758
NexTier Oilfield Solutions, Inc.(Æ) 411,548 1,572
NOW, Inc.(Æ) 56,460 557
Oil States International, Inc.(Æ) 60,927 345
Par Pacific Holdings, Inc.(Æ)(Ð) 37,440 613
Patterson-UTI Energy, Inc. 368,960 2,959
PBF Energy, Inc. Class A(Æ)(Ð) 62,979 578
Peabody Energy Corp.(Æ) 57,954 679
REX American Resources Corp.(Æ)(Ð) 2,858 234
SM Energy Co. 125,535 2,348
Solaris Oilfield Infrastructure, Inc. Class A 128,339 1,117
SunCoke Energy, Inc. 33,807 261
Talon Metals Corp.(Æ)(Ñ) 1,025,500 460
Targa Resources Corp.(Û) 39,751 1,674
TPI Composites, Inc.(Æ) 44,391 1,737
W&T Offshore, Inc.(Æ) 328,168 1,329
Warrior Met Coal, Inc. 122,998 2,296
World Fuel Services Corp. 31,092 1,071
50,738
Financial Services - 20.6%
AerCap Holdings NV(Æ) 36,691 1,945
Agree Realty Corp.(ö) 41,341 3,107
Alleghany Corp.(Æ)(Û) 1,747 1,158
Alliance Data Systems Corp. 15,201 1,417
Alpine Income Property Trust, Inc.(ö) 191,739 3,763
Amalgamated Financial Corp. 3,796 58
Amerant Bancorp, Inc.(Æ) 1,233 27
American Campus Communities, Inc.(ö) 23,266 1,171
American Equity Investment Life Holding
Co. 24,789 795
Ameris Bancorp 36,147 1,757
Apple Hospitality REIT, Inc.(ö) 152,982 2,287
Argo Group International Holdings, Ltd. 12,574 655
Armada Hoffler Properties, Inc.(Ð)(ö) 13,872 180
Assurant, Inc.(Ð)(Û) 958 151
Atlantic Capital Bancshares, Inc.(Æ) 57,109 1,371
Atlantic Union Bankshares Corp.(Æ) 26,027 923
Axis Capital Holdings, Ltd. 45,310 2,305
Axos Financial, Inc.(Æ) 16,831 805
Banc of California, Inc. 419,187 7,177
Bancorp, Inc. (The)(Æ) 31,686 741
BancorpSouth Bank 23,910 617

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BankUnited , Inc. 14,985 593
Banner Corp. 43,621 2,314
Bar Harbor Bankshares 14,687 421
Baycom Corp.(Æ) 3,795 69
Blucora , Inc.(Æ) 163,810 2,762
Bridgewater Bancshares, Inc.(Æ) 5,585 91
Brighthouse Financial, Inc.(Æ)(Ð) 52,601 2,265
Brixmor Property Group, Inc.(ö) 117,526 2,705
Bryn Mawr Bank Corp. 39,275 1,537
Byline Bancorp, Inc. 71,072 1,749
Cadence Bancorp 221,866 4,216
Cambridge Bancorp 6,069 519
Capital Bancorp, Inc. 39,895 906
Capital City Bank Group, Inc. 59,046 1,437
Capstar Financial Holdings, Inc. 166,772 3,535
Carter Bankshares , Inc.(Æ) 1,679 19
CatchMark Timber Trust, Inc. Class A(ö) 39,180 458
Cathay General Bancorp 14,647 555
CBTX, Inc. 6,348 167
Chemung Financial Corp. 632 29
Chimera Investment Corp.(ö) 15,130 223
CIT Group, Inc. 13,022 628
Civista Bancshares, Inc. 35,863 821
Clipper Realty, Inc.(ö) 100,412 835
CNO Financial Group, Inc. 68,284 1,560
Columbia Banking System, Inc. 19,245 672
Community Bank System, Inc. 8,776 629
CorEnergy Infrastructure Trust, Inc.(ö) 6,609 36
CorePoint Lodging, Inc.(Æ)(ö) 12,462 167
Cousins Properties, Inc.(ö) 59,284 2,355
Cowen Group, Inc. Class A 65,865 2,633
CTO Realty Growth, Inc.(Ð)(ö) 61,212 3,439
Curo Group Holdings Corp. 49,921 787
Customers Bancorp, Inc.(Æ)(Ð) 23,770 861
CVB Financial Corp. 79,019 1,506
DigitalBridge Group, Inc.(Æ)(Ð)(ö) 208,143 1,449
Diversified Healthcare Trust(Æ)(Ð) 14,459 56
Donegal Group, Inc. Class A 43,719 676
Easterly Government Properties, Inc.(ö) 50,015 1,135
Eastern Bankshares , Inc. 30,228 552
EastGroup Properties, Inc.(ö) 4,035 711
Emerald Holding, Inc.(Æ) 145,851 576
Employers Holdings, Inc. 1,832 76
Encore Capital Group, Inc.(Æ)(Ð) 13,912 659
Enova International, Inc.(Æ)(Ð) 18,874 625
Enstar Group, Ltd.(Æ) 3,116 801
Enterprise Financial Services Corp. 24,556 1,094
Equity Commonwealth(ö) 32,698 860
Essent Group, Ltd. 66,870 3,021
Evercore , Inc. Class A 4,489 593
Everest Re Group, Ltd.(Ð) 3,592 908
EZCORP, Inc. Class A(Æ)(Ð) 308,698 1,766
Farmland Partners, Inc.(ö) 900 11
Federal Agricultural Mortgage Corp. Class C 31,367 3,058
Federated Hermes, Inc. Class B 13,954 453
First BanCorp 61,295 744
First Community Corp. 35,337 723
First Financial Bankshares , Inc. 11,281 551
First Financial Corp. 2,372 95
First Foundation, Inc. 167,630 3,952
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Internet Bancorp 17,762 538
First Interstate BancSystem , Inc. Class A 75,537 3,167
First Merchants Corp. 47,189 1,922
First Mid-Illinois Bancshares, Inc. 25,363 1,032
Five Star Bancorp 63,785 1,554
Flagstar Bancorp, Inc. 13,334 610
Flushing Financial Corp. 20,359 449
FNB Corp. 84,589 969
Forestar Group, Inc.(Æ) 67,624 1,385
Four Corners Property Trust, Inc.(ö) 14,765 424
Franchise Group, Inc.(Æ) 73,698 2,503
Gaming and Leisure Properties, Inc.(ö)(Û) 103,939 4,920
Genworth Financial, Inc. Class A(Æ) 343,709 1,148
GEO Group, Inc. (The)(ö) 135,981 941
Glacier Bancorp, Inc. 20,045 1,034
Global Medical REIT, Inc.(ö) 87,155 1,356
Great Western Bancorp, Inc. 13,621 420
Green Dot Corp. Class A(Æ)(Ð) 31,811 1,466
Greenhill & Co., Inc. 6,699 107
Greenlight Capital Re, Ltd. Class A(Æ)(Ð) 2,488 22
Guaranty Bancshares, Inc. 17,397 582
Hallmark Financial Services, Inc.(Æ)(Ð) 17,503 83
Hancock Holding Co. 57,266 2,503
Hanmi Financial Corp. 12,737 232
Hanover Insurance Group, Inc. (The)(Ð) 16,238 2,207
HarborOne Bancorp, Inc. 6,365 87
Heritage Insurance Holdings, Inc. 2,288 17
Hilltop Holdings, Inc. 21,324 676
Home Bancorp, Inc. 14,041 493
Home BancShares , Inc. 194,445 4,119
HomeStreet , Inc. 118,897 4,483
HomeTrust Bancshares, Inc. 5,315 140
Horace Mann Educators Corp. 18,410 733
Houlihan Lokey , Inc. Class A 20,799 1,853
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 8,307 770
Hudson Pacific Properties, Inc.(ö) 66,387 1,810
I3 Verticals, Inc. Class A(Æ) 103,878 3,316
Independent Bank Corp. 50,584 1,064
Innovative Industrial Properties, Inc.(ö) 9,165 1,970
International Bancshares Corp. 10,964 428
Investar Holding Corp. 40,153 881
Investors Bancorp, Inc. 38,722 535
iStar , Inc.(ö) 45,235 1,096
James River Group Holdings, Ltd. 61,152 2,225
Kearny Financial Corp. 187,600 2,257
Kemper Corp. 24,146 1,594
Kennedy-Wilson Holdings, Inc. 14,481 292
Ladder Capital Corp. Class A(ö) 87,254 996
LendingClub Corp.(Æ)(Ð) 88,355 2,156
LendingTree , Inc.(Æ) 12,720 2,483
Live Oak Bancshares, Inc. 10,106 608
LTC Properties, Inc.(ö) 39,379 1,490
Merchants Bancorp 6,578 241
Metropolitan Bank Holding Corp.(Æ) 11,460 814
MFA Financial, Inc.(ö) 297,056 1,387
MoneyGram International, Inc.(Æ) 98,046 1,014
Mr. Cooper Group, Inc.(Æ) 22,862 850
National Bank Holdings Corp. Class A 104,975 3,723
National Retail Properties, Inc.(ö) 45,012 2,200
New York Mortgage Trust, Inc.(ö) 109,572 479

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NexPoint Residential Trust, Inc.(ö) 4,919 290
NMI Holdings, Inc. Class A(Æ) 127,247 2,802
Northeast Bank 45,520 1,453
Northrim BanCorp , Inc. 613 25
OceanFirst Financial Corp. 40,958 799
ODP Corp. (The)(Æ) 20,395 965
Office Properties Income Trust(ö) 24,013 696
OFG Bancorp 19,457 449
Old National Bancorp 78,595 1,265
Old Second Bancorp, Inc. 126,381 1,463
Oportun Financial Corp.(Æ) 30,230 637
Origin Bancorp, Inc. 895 36
Pacific Premier Bancorp, Inc. 17,449 663
PCB Bancorp(Æ) 126,095 2,388
PCSB Financial Corp. 123,509 2,228
Peapack Gladstone Financial Corp. 8,744 282
PennyMac Financial Services, Inc.(Ð) 26,804 1,685
Peoples Bancorp, Inc. 120,146 3,544
Piedmont Office Realty Trust, Inc. Class A(ö) 19,629 373
Plymouth Industrial REIT, Inc.(ö) 103,804 2,396
Popular, Inc. 80,289 5,841
Potlatch Corp.(ö) 22,546 1,171
PRA Group, Inc.(Æ) 11,107 431
Premier Financial Corp. 119,541 3,201
Primis Financial Corp.(Æ) 55,468 863
ProAssurance Corp. 19,301 391
PROG Holdings, Inc. 66,028 2,890
PS Business Parks, Inc.(ö) 3,989 613
Pzena Investment Management, Inc. Class A 163,230 1,869
QCR Holdings, Inc. 33,303 1,635
QTS Realty Trust, Inc. Class A(ö) 22,656 1,761
Radian Group, Inc. 28,962 654
Rayonier, Inc.(ö) 67,450 2,544
Realogy Holdings Corp.(Æ)(Ð) 92,716 1,643
Redfin Corp.(Æ) 8,047 471
Reinsurance Group of America, Inc. Class
A(Û) 19,599 2,159
RenaissanceRe Holdings, Ltd.(Ð) 14,718 2,247
Renasant Corp. 14,546 512
Repay Holdings Corp.(Æ) 127,788 3,183
Retail Value, Inc.(ö) 24,342 595
Riverview Bancorp, Inc. 44,742 312
RLI Corp. 3,778 409
RMR Group, Inc. (The) Class A 42,736 1,677
Sculptor Capital Management, Inc. 15,491 360
Selective Insurance Group, Inc. 30,621 2,491
ServisFirst Bancshares, Inc. 5,334 379
Sierra Bancorp 3,150 76
Silvercrest Asset Management Group, Inc.
Class A 72,665 1,160
Simmons First National Corp. Class A 16,437 447
SiriusPoint , Ltd.(Æ)(Ð) 20,408 200
SLM Corp. 102,034 1,921
SmartFinancial , Inc. 14,526 354
South State Corp. 22,110 1,522
Southern Missouri Bancorp, Inc. 12,609 566
SP Plus Corp.(Æ) 101,259 3,320
Spirit Realty Capital, Inc.(ö) 30,241 1,519
STAG Industrial, Inc.(ö) 45,453 1,878
Stewart Information Services Corp. 49,600 2,927
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
StoneX Group, Inc.(Æ)(Ð) 36,207 2,337
Summit Hotel Properties, Inc.(Æ)(ö) 143,294 1,291
Target Hospitality Corp. Class A(Æ) 288,780 1,034
Terreno Realty Corp.(ö) 6,742 461
Territorial Bancorp, Inc. 94,867 2,423
Texas Capital Bancshares, Inc.(Æ)(Ð) 21,814 1,374
Tiptree Financial, Inc. Class A 177,789 1,709
TPG RE Finance Trust, Inc.(ö) 103,561 1,363
TriCo Bancshares 21,056 830
Triumph Bancorp, Inc.(Æ) 55,768 4,276
UMB Financial Corp. 23,706 2,219
UMH Properties, Inc.(ö) 162,337 3,780
United Bankshares , Inc. 22,845 789
United Community Banks, Inc. 69,516 2,003
United Fire Group, Inc. 7,070 176
United Insurance Holdings Corp.(Ð) 15,271 67
Universal Insurance Holdings, Inc. 63,343 897
Unum Group(Ð) 82,748 2,267
Urstadt Biddle Properties, Inc. Class A(ö) 22,050 420
Valley National Bancorp 181,552 2,340
Velocity Financial, Inc.(Æ) 62,051 785
Veritex Holdings, Inc. 54,291 1,821
Virtus Investment Partners, Inc. 1,727 477
Voya Financial, Inc.(Ð)(Û) 28,375 1,827
Walker & Dunlop, Inc. 6,651 688
Washington Trust Bancorp, Inc. 43,283 2,110
Webster Financial Corp. 81,747 3,933
West Bancorporation, Inc. 10,069 297
Westamerica BanCorp 22,469 1,248
Westwood Holdings Group, Inc. 35,216 893
WSFS Financial Corp. 13,480 590
309,264
Health Care - 19.2%
4D Molecular Therapeutics, Inc.(Æ) 4,091 102
Acadia Pharmaceuticals, Inc.(Æ) 36,766 795
Acceleron Pharma, Inc.(Æ) 56,083 7,014
Accuray , Inc.(Æ) 159,915 656
Aeglea BioTherapeutics , Inc.(Æ) 7,258 44
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 37,643 594
Agios Pharmaceuticals, Inc.(Æ)(Ð) 66,215 3,184
Akebia Therapeutics, Inc.(Æ)(Ð) 177,971 440
Alkermes PLC(Æ)(Ð) 92,530 2,394
Allakos , Inc.(Æ) 5,238 417
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 123,272 2,105
ALX Oncology Holdings, Inc.(Æ) 15,143 887
Amicus Therapeutics, Inc.(Æ)(Ð) 189,073 1,756
AMN Healthcare Services, Inc.(Æ) 7,487 753
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 104,109 513
Amphastar Pharmaceuticals, Inc.(Æ) 87,397 1,831
AngioDynamics , Inc.(Æ)(Ð) 11,516 307
Angion Biomedica Corp.(Æ) 89,082 947
ANI Pharmaceuticals, Inc.(Æ)(Ð) 58,943 2,000
Anika Therapeutics, Inc.(Æ) 68,868 2,764
Antares Pharma, Inc.(Æ) 125,553 552
Apellis Pharmaceuticals, Inc.(Æ) 30,575 1,956
Applied Genetic Technologies Corp.(Æ)(Ð) 23,980 86
Applied Therapeutics, Inc.(Æ) 27,147 467
Ardelyx , Inc.(Æ)(Ð) 29,186 51
Arena Pharmaceuticals, Inc.(Æ) 52,426 3,243

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Argenx SE - ADR(Æ) 17,303 5,268
Arrowhead Pharmaceuticals, Inc.(Æ) 92,114 6,383
Arvinas , Inc.(Æ) 21,284 2,152
Ascendis Pharma A/S - ADR(Æ) 13,188 1,559
Atara Biotherapeutics , Inc.(Æ)(Ð) 9,376 120
Athenex , Inc.(Æ)(Ð) 29,963 113
Athira Pharma, Inc.(Æ) 76,794 738
Avid Bioservices , Inc.(Æ) 491,422 12,606
AVROBIO, Inc.(Æ)(Ð) 19,866 146
Axsome Therapeutics, Inc.(Æ) 7,114 346
Beam Therapeutics, Inc.(Æ) 35,283 3,246
Beyondspring , Inc.(Æ)(Ð) 8,149 78
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 31,454 3,964
BioLife Solutions, Inc.(Æ) 255,687 11,993
Bluebird Bio, Inc.(Æ)(Ð) 53,498 1,359
Blueprint Medicines Corp.(Æ) 23,337 2,051
BridgeBio Pharma, Inc.(Æ) 76,005 4,062
Cara Therapeutics, Inc.(Æ)(Ð) 21,448 257
Cardiovascular Systems, Inc.(Æ)(Ð) 12,226 493
CareDx , Inc.(Æ) 11,219 943
Castle Biosciences, Inc.(Æ) 5,773 403
Castlight Health, Inc. Class B(Æ) 72,454 169
Catalyst Pharmaceuticals, Inc.(Æ) 45,890 268
Clovis Oncology, Inc.(Æ)(Ñ) 90,097 435
Computer Programs & Systems, Inc. 23,585 745
Concert Pharmaceuticals, Inc.(Æ)(Ð) 24,154 80
CONMED Corp. 34,579 4,770
CorVel Corp.(Æ) 6,243 879
Crinetics Pharmaceuticals, Inc.(Æ) 46,770 841
Cytokinetics, Inc.(Æ) 89,015 2,642
CytomX Therapeutics, Inc.(Æ) 58,125 314
Deciphera Pharmaceuticals, Inc.(Æ)(Ð) 55,084 1,680
Denali Therapeutics, Inc.(Æ) 27,591 1,408
Dicerna Pharmaceuticals, Inc.(Æ) 106,228 3,985
Eagle Pharmaceuticals, Inc.(Æ)(Ð) 5,802 270
Editas Medicine, Inc.(Æ)(Ñ) 9,513 398
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 7,122 57
Emergent BioSolutions , Inc.(Æ) 12,461 821
Enanta Pharmaceuticals, Inc.(Æ) 11,481 485
Endo International PLC(Æ)(Ð) 161,994 820
Ensign Group, Inc. (The) 19,213 1,634
Epizyme , Inc.(Æ)(Ð) 29,052 193
Esperion Therapeutics, Inc.(Æ)(Ñ) 53,731 827
Exelixis , Inc.(Æ) 33,398 563
Fennec Pharmaceuticals, Inc.(Æ)(Ñ) 6,044 39
FibroGen , Inc.(Æ)(Ð) 76,435 994
Flexion Therapeutics, Inc.(Æ)(Ð) 38,310 227
F-Star Therapeutics, Inc.(Æ) 89,257 464
G1 Therapeutics, Inc.(Æ) 88,957 1,540
Global Blood Therapeutics, Inc.(Æ)(Ð) 13,839 378
Gossamer Bio, Inc.(Æ) 30,960 243
Halozyme Therapeutics, Inc.(Æ) 16,574 685
Hanger, Inc.(Æ)(Ð) 4,816 118
Heska Corp.(Æ) 40,644 9,783
Hill-Rom Holdings, Inc. 15,996 2,215
Homology Medicines, Inc.(Æ)(Ð) 34,805 221
IDEAYA Biosciences, Inc.(Æ) 81,175 1,989
IGM Biosciences, Inc.(Æ) 16,838 1,145
Impel Neuropharma , Inc.(Æ) 65,461 920
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
InfuSystems Holdings, Inc.(Æ) 207,093 3,779
Inhibrx , Inc.(Æ)(Ñ) 74,684 2,126
Inozyme Pharma, Inc.(Æ) 64,806 1,087
Insmed , Inc.(Æ) 24,459 602
Inspire Medical Systems, Inc.(Æ) 4,811 881
Intellia Therapeutics, Inc.(Æ) 8,594 1,219
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 29,842 516
Invacare Corp.(Æ)(Ð) 162,030 1,171
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 54,639 2,029
iRadimed Corp.(Æ) 117,745 3,963
iRhythm Technologies, Inc.(Æ) 25,110 1,284
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 43,333 575
iTeos Therapeutics, Inc.(Æ) 4,339 104
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,445 414
Karyopharm Therapeutics, Inc.(Æ)(Ð) 22,009 183
Kiniksa Pharmaceuticals, Ltd. Class A(Æ)(Ð) 5,539 85
Kura Oncology, Inc.(Æ) 23,826 451
Lannett Co., Inc.(Æ) 27,251 126
Lantheus Holdings, Inc.(Æ) 115,170 3,014
LeMaitre Vascular, Inc. 134,487 7,324
LHC Group, Inc.(Æ) 24,855 5,348
LivaNova PLC(Æ) 24,528 2,117
Magenta Therapeutics, Inc.(Æ)(Ð) 1,508 11
MedAvail Holdings, Inc.(Æ) 151,351 1,277
MEDNAX, Inc.(Æ) 32,624 950
Medpace Holdings, Inc.(Æ) 45,311 7,972
Minerva Neurosciences, Inc.(Æ) 40,098 74
Mirati Therapeutics, Inc.(Æ) 18,235 2,919
ModivCare , Inc.(Æ) 6,890 1,171
Molecular Templates, Inc.(Æ)(Ð) 145,221 1,017
Molina Healthcare, Inc.(Æ) 11,478 3,134
Mustang Bio, Inc.(Æ) 251,194 726
Natus Medical, Inc.(Æ) 74,955 2,001
Nektar Therapeutics(Æ)(Ð) 9,123 144
Nemaura Medical, Inc.(Æ)(Ñ) 95,344 723
Neogen Corp.(Æ) 136,979 5,967
NeoGenomics , Inc.(Æ) 110,903 5,113
Nevro Corp.(Æ) 5,472 848
NextGen Healthcare, Inc.(Æ)(Ð) 26,757 434
NGM Biopharmaceuticals, Inc.(Æ) 8,161 166
Omnicell , Inc.(Æ) 27,626 4,047
Optinose , Inc.(Æ) 12,534 36
OraSure Technologies, Inc.(Æ)(Ð) 14,805 175
Orthofix Medical, Inc.(Æ) 13,699 544
Owens & Minor, Inc. 33,083 1,530
Pacific Biosciences of California, Inc.(Æ) 54,476 1,751
Pennpant Group, Inc. (The)(Æ) 21,778 745
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 5,160 166
Phibro Animal Health Corp. Class A 33,108 784
Phreesia , Inc.(Æ) 63,487 4,339
Pliant Therapeutics, Inc.(Æ)(Ñ) 14,564 294
Poseida Therapeutics, Inc.(Æ) 20,755 168
Precision BioSciences , Inc.(Æ) 54,031 533
Prestige Brands Holdings, Inc.(Æ) 11,584 609
Protagonist Therapeutics, Inc.(Æ) 30,989 1,532
Protech Home Medical Corp.(Æ) 86,016 475
PTC Therapeutics, Inc.(Æ)(Ð) 88,547 3,394
Quidel Corp.(Æ)(Ð) 9,515 1,346
Radius Health, Inc.(Æ)(Ð) 24,678 373

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RadNet , Inc.(Æ) 91,874 3,375
Reata Pharmaceuticals, Inc. Class A(Æ) 22,733 2,849
Recro Pharma, Inc.(Æ) 145,638 265
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 15,745 478
REGENXBIO, Inc.(Æ)(Ð) 12,572 406
Repligen Corp.(Æ) 39,650 9,742
Rockwell Medical, Inc.(Æ)(Ñ) 419,246 306
Sarepta Therapeutics, Inc.(Æ)(Ð) 3,747 254
Savara , Inc.(Æ) 28,096 36
Schrodinger, Inc.(Æ) 51,895 3,512
Scpharmaceuticals , Inc.(Æ) 73,212 401
Selecta Biosciences, Inc.(Æ) 61,540 213
ShockWave Medical, Inc.(Æ) 4,621 841
SIGA Technologies, Inc.(Æ) 273,355 1,741
SpringWorks Therapeutics, Inc.(Æ) 16,888 1,447
STAAR Surgical Co.(Æ) 6,140 785
Surmodics , Inc.(Æ) 2,828 156
Syros Pharmaceuticals, Inc.(Æ)(Ð) 978 5
Tactile Systems Technology, Inc.(Æ) 47,572 2,330
Tenet Healthcare Corp.(Æ) 43,388 3,117
TG Therapeutics, Inc.(Æ) 22,358 782
Theravance Biopharma, Inc.(Æ)(Ð) 21,333 277
Travere Therapeutics, Inc.(Æ)(Ð) 32,217 443
Tricida , Inc.(Æ) 19,061 68
Turning Point Therapeutics, Inc.(Æ) 7,072 451
Twist Bioscience Corp.(Æ) 17,524 2,156
United Therapeutics Corp.(Æ)(Û) 15,901 2,893
UNITY Biotechnology, Inc.(Æ) 13,962 51
UroGen Pharma, Ltd.(Æ)(Ñ) 30,709 476
Utah Medical Products, Inc. 38,326 3,426
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 18,157 296
Varex Imaging Corp.(Æ)(Ð) 24,238 662
Vincerx Pharma, Inc.(Æ) 28,219 374
Voyager Therapeutics, Inc.(Æ)(Ð) 17,144 54
WaVe Life Sciences, Ltd.(Æ)(Ð) 7,597 42
Werewolf Therapeutics, Inc.(Æ) 71,565 1,247
Xencor , Inc.(Æ) 40,848 1,257
Zentalis Pharmaceuticals, Inc.(Æ) 29,685 1,580
Zogenix , Inc.(Æ)(Ð) 105,936 1,717
Zymeworks , Inc.(Æ) 54,159 1,738
287,518
Materials and Processing - 7.0%
AdvanSix , Inc.(Æ) 10,887 364
American Vanguard Corp. 70,963 1,172
Apogee Enterprises, Inc.(Ð) 15,239 605
Arconic Corp.(Æ) 108,402 3,896
Ashland Global Holdings, Inc.(Ð) 23,090 1,964
Beacon Roofing Supply, Inc.(Æ) 11,567 619
Belden, Inc.(Ð) 13,634 668
BlueLinx Holdings, Inc.(Æ) 2,739 118
Boise Cascade Co.(Ð) 21,639 1,107
BrightView Holdings, Inc.(Æ) 72,704 1,165
Cabot Corp.(Ð) 86,316 4,753
Caesarstone , Ltd. 42,469 564
Capstone Mining Corp.(Æ) 90,316 405
Carpenter Technology Corp. 15,208 580
Chemours Co. (The) 47,088 1,566
Clearwater Paper Corp.(Æ)(Ð) 7,596 224
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Compass Minerals International, Inc. 15,974 1,095
Constellium SE(Æ) 48,671 918
Cornerstone Building Brands, Inc.(Æ) 66,010 1,110
Culp, Inc. 204,871 3,067
Danimer Scientific, Inc.(Æ) 73,244 1,222
Gold Resource Corp. 370,152 781
Haynes International, Inc. 17,816 672
HB Fuller Co. 32,028 2,070
Horizonte  Minerals  PLC(Æ) 4,635,861 416
Huntsman Corp. 113,411 2,995
Ingevity Corp.(Æ) 25,996 2,208
Insteel Industries, Inc. 112,618 4,373
Interface, Inc. Class A(Ð) 165,258 2,383
Kaiser Aluminum Corp. 3,449 420
Koppers Holdings, Inc.(Æ) 90,794 2,788
Kraton Corp.(Æ)(Ð) 19,196 733
Landec Corp.(Æ)(Ð) 168,377 1,842
LB Foster Co. Class A(Æ) 2,289 42
LiqTech International, Inc.(Æ)(Ñ) 199,688 1,314
Louisiana-Pacific Corp. 33,343 1,849
Masonite International Corp.(Æ) 9,405 1,064
Mosaic Co. (The) 102,059 3,187
MRC Global, Inc.(Æ) 38,603 354
Mueller Water Products, Inc. Class A 28,249 419
Neenah Paper, Inc. 22,933 1,153
Neo Lithium Corp.(Æ) 181,127 517
NN, Inc.(Æ) 7,600 52
Northwest Pipe Co.(Æ) 24,042 683
Nouveau Monde Graphite, Inc.(Æ) 32,462 228
O-I Glass, Inc. Class I(Æ)(Ð) 75,024 1,110
Olin Corp. 51,665 2,430
Omega Flex, Inc. 14,014 2,198
Orion Engineered Carbons SA(Æ) 19,809 358
Pactiv Evergreen, Inc. 77,208 1,117
Patrick Industries, Inc. 8,678 717
Quaker Chemical Corp. 15,793 3,976
Rayonier Advanced Materials, Inc.(Æ) 27,890 194
Ryerson Holding Corp. 4,424 70
Schnitzer Steel Industries, Inc. Class A 2,636 138
Schweitzer-Mauduit International, Inc. 54,853 2,157
Simpson Manufacturing Co., Inc. 5,291 595
SiteOne Landscape Supply, Inc.(Æ) 18,672 3,263
Stelco Holdings, Inc. 46,635 1,540
Stepan Co. 15,654 1,846
Summit Materials, Inc. Class A(Æ) 24,709 830
Trinseo SA 26,601 1,446
Tronox Holdings PLC Class A 308,906 5,692
Unifi, Inc.(Æ)(Ð) 28,870 681
Univar Solutions, Inc. - ADR(Æ) 77,938 1,913
Universal Stainless & Alloy Products, Inc.(Æ) 91,505 1,031
Valvoline, Inc. 174,474 5,352
Venator Materials PLC(Æ) 212,275 673
Veritiv Corp.(Æ) 29,621 1,815
Verso Corp. Class A(Ð) 22,886 436
Westlake Chemical Corp. 2,610 216
Zymergen , Inc.(Æ)(Ñ) 79,158 2,754
104,273
Producer Durables - 15.3%
ABM Industries, Inc.(Û) 21,294 990

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acacia Research Corp.(Æ)(Ð) 8,437 48
ACCO Brands Corp. 47,709 427
Adient PLC(Æ) 28,432 1,198
AGCO Corp.(Û) 21,158 2,795
Air Transport Services Group, Inc.(Æ) 79,113 1,915
Allegiant Travel Co. Class A(Æ)(Û) 8,272 1,573
Allied Motion Technologies, Inc. 110,657 3,642
Allison Transmission Holdings, Inc. Class A 62,802 2,506
Alta Equipment Group, Inc.(Æ) 156,936 1,976
Applied Industrial Technologies, Inc. 7,558 678
ArcBest Corp. 27,883 1,648
Arcosa , Inc. 34,654 1,898
Ardmore Shipping Corp.(Æ) 360,642 1,309
Argan , Inc.(Ð) 64,896 2,917
ASGN, Inc.(Æ) 10,585 1,070
Astec Industries, Inc. 4,181 256
Astronics Corp.(Æ) 17,478 299
Atlas Air Worldwide Holdings, Inc.(Æ)(Ð) 13,725 919
Barrett Business Services, Inc. 19,995 1,464
Blue Bird Corp.(Æ) 77,672 1,942
Bowman Consulting Group, Ltd.(Æ) 26,764 342
Brady Corp. Class A 8,669 474
Brink's Co. (The) 19,231 1,480
Bristow Group, Inc.(Æ) 2,660 69
Brookfield Infrastructure Corp. Class A 5,252 340
Cactus, Inc. Class A 10,362 373
Casper Sleep, Inc.(Æ) 5,064 35
Chart Industries, Inc.(Æ) 20,700 3,218
Cimpress NV(Æ)(Ð) 2,501 256
Clean Harbors, Inc.(Æ)(Ð) 3,869 368
Concrete Pumping Holdings, Inc.(Æ) 169,558 1,475
CoreCivic , Inc.(Æ)(Ð) 74,981 771
Covanta Holding Corp. 110,986 2,231
Covenant Transportation Group, Inc. Class
A(Æ)(Ð) 73,169 1,537
CRA International, Inc. 56,175 4,816
Crane Co. 23,235 2,259
Deluxe Corp. 46,424 2,038
DHT Holdings, Inc. 262,711 1,524
Dorian LPG, Ltd.(Ð) 10,050 122
Ducommun, Inc.(Æ) 2,314 125
DXP Enterprises, Inc.(Æ) 8,711 284
Dycom Industries, Inc.(Æ) 6,902 479
Echo Global Logistics, Inc.(Æ) 23,283 720
Element Solutions, Inc.(Æ)(Ð) 257,929 6,033
EMCOR Group, Inc. 27,504 3,350
Ennis, Inc. 15,653 309
Euronav NV 471,415 4,078
Evo Payments, Inc. Class A(Æ) 250,296 7,309
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 101,812 4,285
Fluor Corp.(Æ) 52,703 878
Franklin Electric Co., Inc. 7,665 627
frontdoor , Inc.(Æ)(Ð) 63,529 3,109
Frontier Group Holdings, Inc.(Æ) 72,295 1,066
Frontline, Ltd.(Æ)(Ð) 8,364 67
Genasys , Inc.(Æ) 366,057 2,050
Genco Shipping & Trading, Ltd. 5,215 92
GP Strategies Corp.(Æ) 53,371 1,086
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Greenbrier Cos., Inc. 88,677 3,795
GreenSky , Inc. Class A(Æ) 9,704 64
Hackett Group, Inc. (The) 23,113 414
Harsco Corp.(Æ) 113,020 2,274
Heidrick & Struggles International, Inc. 78,594 3,357
Herman Miller, Inc. 82,325 3,552
HNI Corp. 10,329 385
Hub Group, Inc. Class A(Æ) 10,225 678
Huntington Ingalls Industries, Inc.(Ð)(Û) 2,078 426
Hyster -Yale Materials Handling, Inc. 12,652 906
ICF International, Inc. 14,805 1,356
Insperity , Inc.(Ð)(Û) 11,905 1,179
International Seaways, Inc. 18,285 301
JetBlue Airways Corp.(Æ) 37,304 552
KBR, Inc. 55,584 2,151
Kennametal, Inc. 86,271 3,127
Kimball International, Inc. Class B 233,177 2,887
Knight-Swift Transportation Holdings, Inc.
(Æ) 42,777 2,126
Korn & Ferry International 15,309 1,052
Kratos Defense & Security Solutions, Inc.(Æ) 111,880 3,043
Manitowoc Co., Inc. (The)(Æ)(Ð) 47,414 1,097
ManpowerGroup , Inc.(Û) 21,445 2,543
Marten Transport, Ltd. 67,097 1,061
Matson, Inc. 9,221 619
MAXIMUS, Inc. 40,560 3,610
Mesa Air Group, Inc.(Æ) 146,834 1,309
Mesa Laboratories, Inc. 28,217 8,310
Methode Electronics, Inc. 26,856 1,285
Mitek Systems, Inc.(Æ) 172,815 3,821
Modine Manufacturing Co.(Æ)(Ð) 25,263 423
MYR Group, Inc.(Æ) 7,080 677
Nordic American Tankers, Ltd.(Ñ) 135,819 354
Orion Energy Systems, Inc.(Æ) 9,369 47
Orion Group Holdings, Inc.(Æ) 244,040 1,310
Park-Ohio Holdings Corp.(Ð) 2,023 59
Pitney Bowes, Inc. 195,525 1,565
Powell Industries, Inc. 18,822 548
Primoris Services Corp. 12,348 369
Radiant Logistics, Inc.(Æ) 187,339 1,165
Ranpak Holdings Corp.(Æ) 65,404 1,676
Resources Connection, Inc. 72,644 1,125
Rexnord Corp. 42,530 2,396
Roth CH Acquisition I Co. Parent Corp.(Æ)
(Ñ) 80,249 1,188
RR Donnelley & Sons Co.(Æ) 66,149 405
Rush Enterprises, Inc. Class A 17,848 839
Ryder System, Inc.(Ð) 25,595 1,949
Saia, Inc.(Æ) 34,439 7,783
Schneider National, Inc. Class B 27,186 610
Scorpio Tankers, Inc. 32,728 535
SFL Corp., Ltd.(Æ) 43,155 296
SHYFT Group, Inc. (The)(Æ) 14,821 585
SkyWest, Inc.(Æ) 16,359 662
Sleep Number Corp.(Æ) 15,384 1,526
StealthGas , Inc.(Æ) 287,265 735
Steelcase, Inc. Class A 42,495 584
Team, Inc.(Æ) 68,117 420
Teekay Tankers, Ltd. Class A(Æ)(Ð)(Ñ) 201,133 2,545
Tennant Co. 37,639 2,978

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Terex Corp. 28,723 1,376
Tetra Tech, Inc. 5,862 783
Textainer Group Holdings, Ltd.(Æ) 18,250 589
Textron, Inc.(Ð) 20,073 1,385
Thermon Group Holdings, Inc.(Æ) 41,998 700
Titan International, Inc.(Æ)(Ð) 28,247 243
Titan Machinery, Inc.(Æ) 9,066 259
TopBuild Corp.(Æ) 25,565 5,182
Travel + Leisure Co.(Æ) 23,342 1,209
TreeHouse Foods, Inc.(Æ) 24,888 1,105
TriNet Group, Inc.(Æ)(Ð) 21,075 1,749
Triumph Group, Inc.(Æ) 49,897 951
TrueBlue , Inc.(Æ) 44,766 1,217
Tutor Perini Corp.(Æ) 290,501 4,087
UFP Industries, Inc.(Æ) 11,404 847
Universal Truckload Services, Inc. 73,183 1,687
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 6,980 61
USA Truck, Inc.(Æ) 90,464 1,263
Vectrus , Inc.(Æ) 49,435 2,239
Vishay Precision Group, Inc.(Æ) 26,261 954
VSE Corp. 11,781 590
Wabash National Corp. 3,000 44
Werner Enterprises, Inc. 13,525 618
WESCO International, Inc.(Æ) 39,926 4,250
Whole Earth Brands, Inc.(Æ) 94,818 1,219
WNS Holdings, Ltd. - ADR(Æ) 103,656 8,535
Xerox Holdings Corp.(Ð) 68,078 1,643
228,564
Technology - 13.3%
8x8, Inc.(Æ) 78,576 2,008
A10 Networks, Inc.(Æ) 47,763 610
Absolute Software Corp. 292,761 4,011
ADTRAN, Inc. 48,248 1,081
Agilysys , Inc.(Æ) 42,759 2,375
Alarm.com Holdings, Inc.(Æ) 6,543 545
Alight, Inc. Class A(Æ)(Ñ) 126,674 1,192
Alpha & Omega Semiconductor, Ltd.(Æ) 6,721 175
Ambarella , Inc.(Æ) 16,028 1,579
American Software, Inc. Class A 228,753 5,033
Amkor Technology, Inc. 15,478 381
APi Group Corp.(Æ)(Þ) 163,990 3,759
Appfolio , Inc. Class A(Æ) 18,473 2,616
Appian Corp.(Æ)(Ñ) 5,507 641
Applied Optoelectronics, Inc.(Æ) 2,691 21
Arlo Technologies, Inc.(Æ) 78,746 481
Arrow Electronics, Inc.(Æ) 18,089 2,145
Avaya Holdings Corp.(Æ)(Ð) 66,648 1,614
Aviat Networks, Inc.(Æ) 2,423 90
Avid Technology, Inc.(Æ) 24,651 922
Avnet, Inc.(Ð) 32,302 1,335
Axcelis Technologies, Inc.(Æ) 82,703 3,188
Bandwidth, Inc. Class A(Æ) 4,599 596
Bel Fuse, Inc. Class B(Ð) 5,553 76
Benchmark Electronics, Inc. 39,651 1,047
Benefitfocus , Inc.(Æ) 14,620 192
Blackline, Inc.(Æ) 6,172 706
CalAmp Corp.(Æ) 25,597 310
Casa Systems, Inc.(Æ) 29,418 221
Cerence , Inc.(Æ) 25,887 2,783
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ChannelAdvisor Corp.(Æ) 25,440 592
Ciena Corp.(Æ) 45,309 2,634
Cirrus Logic, Inc.(Æ)(Û) 27,885 2,303
CommScope Holding Co., Inc.(Æ) 247,596 5,239
CommVault Systems, Inc.(Æ) 15,485 1,171
comScore, Inc.(Æ)(Ð) 395,453 1,586
Comtech Telecommunications Corp.(Ð) 12,211 305
Concentrix Corp.(Æ) 12,514 2,049
Covetrus , Inc.(Æ) 16,068 409
CSG Systems International, Inc.(Ð) 17,916 813
Daily Journal Corp.(Æ) 2,705 901
Daktronics, Inc.(Æ) 26,856 164
Diebold Nixdorf, Inc.(Æ) 205,524 2,140
Domo, Inc. Class B(Æ) 3,261 288
Donnelley Financial Solutions, Inc.(Æ) 28,767 927
Dropbox, Inc. Class A(Æ)(Û) 9,835 310
DSP Group, Inc.(Æ)(Ð) 71,369 1,146
E2open Parent Holdings, Inc.(Æ)(Ñ) 153,838 1,546
Ebix , Inc. 2,437 74
EchoStar Corp. Class A(Æ) 25,881 577
eGain Corp.(Æ) 107,126 1,250
EMCORE Corp.(Æ) 7,463 65
Endava PLC - ADR(Æ) 46,343 5,961
Extreme Networks, Inc.(Æ)(Ð) 72,822 802
GTY Technology Holdings, Inc.(Æ) 78,942 546
Harmonic, Inc.(Æ)(Ð) 33,542 297
HC2 Holdings, Inc.(Æ) 173,885 640
IBEX Holdings, Ltd.(Æ) 87,484 1,805
Infinera Corp.(Æ)(Ð) 132,809 1,316
Inspired Entertainment, Inc.(Æ) 70,996 823
Intevac, Inc.(Æ) 4,811 31
Jabil Circuit, Inc. 19,712 1,174
Kimball Electronics, Inc.(Æ) 97,311 1,984
Kulicke & Soffa Industries, Inc. 77,618 4,219
KVH Industries, Inc.(Æ) 48,581 550
Lattice Semiconductor Corp.(Æ) 16,134 916
Liberty Latin America, Ltd. Class C(Æ)(Ð) 72,981 1,009
Limelight Networks, Inc.(Æ)(Ð) 90,537 254
LiveRamp Holdings, Inc.(Æ) 23,238 930
Maxar Technologies, Inc. 24,306 882
Mercury Systems, Inc.(Æ) 46,010 3,037
Mimecast, Ltd.(Æ) 89,989 4,999
Model N, Inc.(Æ) 81,940 2,652
NAPCO Security Technologies, Inc.(Æ) 145,730 5,152
NeoPhotonics Corp.(Æ)(Ð) 114,764 1,114
NETGEAR, Inc.(Æ) 43,717 1,497
NetScout Systems, Inc.(Æ)(Ð) 57,422 1,651
New Relic, Inc.(Æ) 25,843 1,785
nLight , Inc.(Æ) 126,565 4,391
Nutanix , Inc. Class A(Æ)(Ð)(Û) 51,280 1,847
ON24, Inc.(Æ)(Ñ) 50,947 1,861
OneSpan , Inc.(Æ) 132,870 3,277
Ooma , Inc.(Æ) 69,756 1,294
PAE, Inc.(Æ) 364,012 3,247
PC Connection, Inc.(Ð) 587 28
PCTEL, Inc. 133,758 889
PDF Solutions, Inc.(Æ) 147,603 2,762
Pegasystems , Inc. 57,024 7,279
Plantronics, Inc.(Æ)(Ð) 29,888 932
PlayAGS , Inc.(Æ) 19,761 153

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Power Integrations, Inc. 10,889 1,056
Pure Storage, Inc. Class A(Æ) 88,024 1,718
QAD, Inc. Class A 60,501 5,248
Qualys , Inc.(Æ) 17,551 1,782
Quantum Corp.(Æ) 218,061 1,352
Radcom , Ltd.(Æ) 72,195 794
Rambus, Inc.(Æ) 57,261 1,355
Ribbon Communications, Inc.(Æ)(Ð) 62,822 434
SailPoint Technologies Holding, Inc.(Æ) 13,283 664
ScanSource , Inc.(Æ)(Ð) 7,980 220
Semtech Corp.(Æ) 7,386 457
Silicon Laboratories, Inc.(Æ) 20,555 3,062
Simulations Plus, Inc.(Ñ) 156,931 7,406
Super Micro Computer, Inc.(Æ) 33,479 1,274
Switch, Inc. Class A 109,705 2,267
Synaptics , Inc.(Æ) 14,507 2,204
Synchronoss Technologies, Inc.(Æ) 21,862 62
Tenable Holdings, Inc.(Æ) 3,480 149
TrueCar , Inc.(Æ) 119,128 627
Unisys Corp.(Æ) 131,981 2,950
Upwork , Inc.(Æ) 15,473 801
Varonis Systems, Inc.(Æ) 13,758 842
Veeco Instruments, Inc.(Æ)(Ð) 39,662 920
Verint Systems, Inc.(Æ) 17,986 767
VirnetX Holding Corp.(Æ)(Ñ) 170,920 701
Workiva , Inc.(Æ) 100,877 13,090
Yelp, Inc. Class A(Æ)(Ð)(Û) 38,004 1,421
Zix Corp.(Æ) 453,868 3,363
199,194
Utilities - 4.7%
ALLETE, Inc. 95,874 6,743
American States Water Co. 5,745 507
Artesian Resources Corp. Class A 15,653 612
Avista Corp. 32,326 1,385
Black Hills Corp. 7,860 532
Bonanza Creek Energy, Inc. 3,752 144
Brigham Minerals, Inc. Class A 369,371 7,255
Cogent Communications Holdings, Inc.(Ð) 22,711 1,762
DT Midstream, Inc. 19,896 844
Gogo , Inc.(Æ)(Ñ) 177,962 1,845
IDT Corp. Class B(Æ) 27,430 1,366
Iridium Communications, Inc.(Æ) 18,623 786
J2 Global, Inc.(Æ) 15,442 2,181
Laredo Petroleum, Inc.(Æ) 5,180 285
MDU Resources Group, Inc. 186,741 5,924
MGE Energy, Inc. 8,565 669
New Jersey Resources Corp. 17,590 678
Northern Oil and Gas, Inc. 188,661 3,258
Northwest Natural Holding Co. 43,010 2,249
NorthWestern Corp. 7,088 439
Oasis Petroleum, Inc. 20,296 1,861
ONE Gas, Inc. 13,032 962
Ovintiv , Inc. 63,392 1,626
Plains GP Holdings, LP Class A(Æ)(Ð) 39,345 413
PNM Resources, Inc. 13,509 653
Portland General Electric Co.(Û) 52,626 2,573
Pure Cycle Corp.(Æ) 87,049 1,346
RGC Resources, Inc.(Ñ) 141,551 3,590
Shenandoah Telecommunications Co. 5,376 284
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
South Jersey Industries, Inc. 201,445 5,071
Southwest Gas Holdings, Inc. 5,921 414
Spire, Inc. 31,299 2,221
Spok Holdings, Inc. 167,285 1,378
Telephone & Data Systems, Inc. 41,877 936
US Cellular Corp.(Æ)(Ð)(Û) 8,731 317
Vidler Water Resources, Inc.(Æ) 119,033 1,603
Vine Energy, Inc. Class A(Æ) 88,554 1,241
Vistra Corp.(Ð)(Û) 135,269 2,590
Vonage Holdings Corp.(Æ) 29,278 418
Yellow Corp.(Æ) 93,065 484
York Water Co. (The) 11,969 573
70,018
Total Common Stocks
(cost $1,184,284) 1,487,818
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 71,998,807 (∞) 71,984
Total Short-Term Investments
(cost $71,984) 71,984
Other Securities - 1.6%
U.S. Cash Collateral Fund(@)(×) 23,440,179 (∞)
23,440
Total Other Securities
(cost $23,440) 23,440
Total Investments - 105.8%
(identified cost $1,279,708) 1,583,242
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.9)%
1-800-Flowers.com, Inc. Class A(Æ) (11,332) (346)
Akoustis Technologies, Inc.(Æ) (13,900) (135)
AMC Entertainment Holdings, Inc. Class
A(Æ) (68,724) (2,544)
AMMO, Inc.(Æ) (17,013) (115)
Bally's Corp.(Æ) (4,313) (212)
Callaway Golf Co.(Æ) (36,878) (1,168)
Cardlytics, Inc.(Æ) (1,560) (196)
CarParts.com, Inc.(Æ) (37,184) (655)
Chicken Soup For The Soul Entertainment,
Inc.(Æ) (3,923) (141)
Cinemark Holdings, Inc.(Æ) (46,456) (721)
Clear Channel Worldwide Holdings, Inc.(Æ) (119,161) (317)
Dorman Products, Inc.(Æ) (1,914) (194)
Express, Inc.(Æ) (25,401) (119)
Fox Factory Holding Corp.(Æ) (8,373) (1,353)
fuboTV , Inc.(Æ) (4,317) (112)
GameStop Corp. Class A(Æ) (12,761) (2,056)
GrowGeneration Corp.(Æ) (4,217) (172)
Leggett & Platt, Inc. (23,000) (1,105)
LifeMD , Inc.(Æ) (17,719) (174)
Lindblad Expeditions Holdings, Inc.(Æ) (11,460) (157)
Lovesac Co. (The)(Æ) (1,369) (83)
Madison Square Garden Entertainment Corp.
(Æ) (3,223) (225)
Marcus Corp.(Æ) (17,015) (273)
National CineMedia , Inc. (37,405) (130)
Rocky Brands, Inc. (718) (39)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SEACOR Marine Holdings, Inc.(Æ) (7,591) (29)
Stitch Fix, Inc. Class A(Æ) (2,806) (151)
Transcat , Inc.(Æ) (500) (32)
YETI Holdings, Inc.(Æ) (6,888) (665)
(13,619)
Consumer Staples – (0.1)%
Celsius Holdings, Inc.(Æ) (400) (27)
Chefs' Warehouse Holdings, Inc.(Æ) (11,609) (336)
Laird Superfood, Inc.(Æ) (2,040) (57)
MGP Ingredients, Inc. (4,017) (240)
Utz Brands, Inc. (12,120) (274)
Vital Farms, Inc.(Æ) (5,680) (99)
(1,033)
Energy - (0.2)%
Aemetis , Inc.(Æ) (9,156) (80)
Beam Global(Æ) (2,617) (80)
ChampionX Corp.(Æ) (21,496) (500)
CleanSpark , Inc.(Æ) (6,095) (82)
Contango Oil & Gas Co.(Æ) (17,803) (68)
Energous Corp.(Æ) (25,435) (64)
Flux Power Holdings, Inc.(Æ) (5,278) (52)
FuelCell Energy, Inc.(Æ) (2,709) (17)
Gevo , Inc.(Æ) (14,326) (87)
Liberty Oilfield Services, Inc. Class A(Æ) (53,562) (546)
Ring Energy, Inc.(Æ) (61,534) (165)
Smart Sand, Inc.(Æ) (25,383) (72)
Solaris Oilfield Infrastructure, Inc. Class A (14,063) (122)
Sunrun , Inc.(Æ) (16,645) (882)
Sunworks , Inc.(Æ) (4,923) (43)
(2,860)
Financial Services - (0.5)%
Apollo Commercial Real Estate Finance,
Inc.(ö) (11,919) (181)
Apollo Global Management, Inc. (21,666) (1,275)
Arbor Realty Trust, Inc.(ö) (61,269) (1,120)
BRP Group, Inc. Class A(Æ) (26,329) (718)
Ellington Residential Mortgage(ö) (7,465) (83)
Emerald Holding, Inc.(Æ) (18,390) (73)
Franchise Group, Inc.(Æ) (942) (32)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (20,062) (1,140)
I3 Verticals, Inc. Class A(Æ) (851) (27)
Indus Realty Trust, Inc.(ö) (200) (14)
Invesco Mortgage Capital, Inc.(ö) (109,912) (378)
Orchid Island Capital, Inc.(ö) (168,081) (832)
Repay Holdings Corp.(Æ) (30,467) (759)
Rocket Companies, Inc. Class A (42,594) (734)
Target Hospitality Corp. Class A(Æ) (15,125) (54)
Western Asset Mortgage Capital Corp.(ö) (68,774) (213)
(7,633)
Health Care - (1.2)%
89Bio, Inc.(Æ) (3,436) (54)
AcelRx Pharmaceuticals, Inc.(Æ) (93,966) (111)
ADMA Biologics, Inc.(Æ) (280,601) (435)
Agile Therapeutics, Inc.(Æ) (23,883) (29)
Altimmune , Inc.(Æ) (2,468) (22)
Ampio Pharmaceuticals, Inc.(Æ) (61,936) (87)
Anavex Life Sciences Corp.(Æ) (7,133) (128)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AquaBounty Technologies, Inc.(Æ) (30,200) (149)
Arcus Biosciences, Inc.(Æ) (1,599) (50)
Asensus Surgical, Inc.(Æ) (54,553) (128)
Aspira Women's Health, Inc.(Æ) (14,334) (64)
Atossa Therapeutics, Inc.(Æ) (24,094) (72)
Avidity Biosciences, Inc.(Æ) (4,540) (88)
Aytu BioScience , Inc.(Æ) (12,539) (50)
Berkeley Lights, Inc.(Æ) (786) (36)
BioCryst Pharmaceuticals, Inc.(Æ) (60,557) (976)
BioLife Solutions, Inc.(Æ) (5,708) (268)
Bionano Genomics, Inc.(Æ) (77,452) (459)
Bio- Techne Corp.(Æ) (185) (89)
CareDx , Inc.(Æ) (35) (3)
Cassava Sciences, Inc.(Æ) (986) (69)
Catalent , Inc.(Æ) (10,302) (1,234)
CEL-SCI Corp.(Æ) (4,512) (36)
ChromaDex Corp.(Æ) (12,874) (112)
ClearPoint Neuro, Inc.(Æ) (5,310) (118)
Co-Diagnostics, Inc.(Æ) (10,466) (106)
Curis , Inc.(Æ) (2,625) (20)
DarioHealth Corp.(Æ) (4,345) (64)
DermTech , Inc.(Æ) (3,119) (105)
Dynavax Technologies Corp.(Æ) (10,882) (102)
Evolus , Inc.(Æ) (7,392) (80)
Fate Therapeutics, Inc.(Æ) (10,737) (889)
Fulgent Genetics, Inc.(Æ) (733) (68)
Genprex , Inc.(Æ) (198) (1)
HealthEquity , Inc.(Æ) (10,449) (773)
iBio , Inc.(Æ) (63,700) (79)
IGM Biosciences, Inc.(Æ) (1,184) (81)
Immunic , Inc.(Æ) (8,126) (72)
Immunovant , Inc.(Æ) (9,615) (101)
INmune Bio, Inc.(Æ) (8,882) (135)
Inotiv , Inc.(Æ) (5,123) (134)
Inovio Pharmaceuticals, Inc.(Æ) (3,024) (25)
Instil Bio, Inc.(Æ) (5,334) (80)
Intra-Cellular Therapies, Inc. Class A(Æ) (21,756) (747)
Invitae Corp.(Æ) (21,786) (610)
Jaguar Health, Inc.(Æ) (34,713) (49)
Kadmon Holdings, Inc.(Æ) (20,371) (77)
Kura Oncology, Inc.(Æ) (3,274) (62)
Kymera Therapeutics, Inc.(Æ) (6,524) (393)
Lineage Cell Therapeutics, Inc.(Æ) (16,265) (43)
MannKind Corp.(Æ) (34,642) (142)
Marinus Pharmaceuticals, Inc.(Æ) (4,684) (69)
Matinas BioPharma Holdings, Inc.(Æ) (76,237) (54)
Mersana Therapeutics, Inc.(Æ) (5,385) (59)
Milestone Scientific, Inc.(Æ) (10,487) (21)
Misonix , Inc.(Æ) (3,539) (94)
NeoGenomics , Inc.(Æ) (22,312) (1,029)
Neubase Therapeutics, Inc.(Æ) (16,540) (58)
Ocular Therapeutix , Inc.(Æ) (3,031) (33)
OncoCyte Corp.(Æ) (34,329) (176)
Oncternal Therapeutics, Inc.(Æ) (21,868) (85)
PDS Biotechnology Corp.(Æ) (6,752) (72)
PLx Pharma, Inc.(Æ) (4,483) (84)
Protagonist Therapeutics, Inc.(Æ) (2,620) (130)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quanterix Corp.(Æ) (6,604) (351)
R1 RCM, Inc.(Æ) (7,420) (159)
Repligen Corp.(Æ) (5,861) (1,440)
Replimune Group, Inc.(Æ) (5,180) (170)
Rigel Pharmaceuticals, Inc.(Æ) (108,897) (436)
Rocket Pharmaceuticals, Inc.(Æ) (1,919) (69)
Rubius Therapeutics, Inc.(Æ) (3,411) (73)
Sangamo BioSciences , Inc.(Æ) (53,282) (510)
Seelos Therapeutics, Inc.(Æ) (40,104) (90)
Seres Therapeutics, Inc.(Æ) (17,582) (125)
Sientra , Inc.(Æ) (21,367) (176)
Sorrento Therapeutics, Inc.(Æ) (4,301) (35)
Spero Therapeutics, Inc.(Æ) (5,550) (74)
TFF Pharmaceuticals, Inc.(Æ) (5,536) (46)
TherapeuticsMD , Inc.(Æ) (447,570) (448)
Tonix Pharmaceuticals Holding Corp.(Æ) (34,206) (24)
Vaxart , Inc.(Æ) (14,954) (108)
Veracyte , Inc.(Æ) (26,377) (1,175)
ViewRay , Inc.(Æ) (31,424) (208)
ZIOPHARM Oncology, Inc.(Æ) (151,399) (343)
(17,929)
Materials and Processing - (0.3)%
Builders FirstSource , Inc.(Æ) (26,345) (1,172)
Cleveland-Cliffs, Inc.(Æ) (40,632) (1,016)
Marrone Bio Innovations, Inc.(Æ) (31,083) (39)
Quaker Chemical Corp. (2,511) (632)
RBC Bearings, Inc.(Æ) (672) (158)
Trex Co., Inc.(Æ) (11,564) (1,122)
Uranium Energy Corp.(Æ) (112,710) (245)
(4,384)
Producer Durables - (0.3)%
Aerovironment , Inc.(Æ) (2,619) (265)
Altra Industrial Motion Corp. (8,798) (551)
American Airlines Group, Inc.(Æ) (45,981) (937)
American Superconductor Corp.(Æ) (10,596) (149)
Aqua Metals, Inc.(Æ) (23,455) (54)
CryoPort , Inc.(Æ) (8,633) (533)
Custom Truck One Source, Inc.(Æ) (8,437) (66)
ExOne Co. (The)(Æ) (4,200) (70)
Genasys , Inc.(Æ) (24,593) (138)
Hawaiian Holdings, Inc.(Æ) (9,308) (184)
Hydrofarm Holdings Group, Inc.(Æ) (1,528) (75)
Iteris , Inc.(Æ) (22,292) (139)
Liquidity Services, Inc.(Æ) (4,627) (92)
Magnite , Inc.(Æ) (1,974) (60)
Mesa Laboratories, Inc. (1,334) (393)
Purple Innovation, Inc.(Æ) (12,518) (330)
Sharps Compliance Corp.(Æ) (5,993) (60)
Vivint Smart Home, Inc.(Æ) (12,814) (155)
Workhorse Group, Inc.(Æ) (8,730) (101)
(4,352)
Technology - (0.9)%
3D Systems Corp.(Æ) (32,151) (885)
ADT, Inc. (15,827) (166)
Airgain , Inc.(Æ) (4,613) (84)
American Software, Inc. Class A (3,820) (84)
Aspen Technology, Inc.(Æ) (8,552) (1,251)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aterian , Inc.(Æ) (2,182) (20)
Atomera , Inc.(Æ) (5,575) (98)
AudioEye , Inc.(Æ) (6,521) (90)
AXT, Inc.(Æ) (22,273) (227)
Brooks Automation, Inc. (15,632) (1,391)
Bumble, Inc. Class A(Æ) (1,672) (85)
Clearfield, Inc.(Æ) (5,421) (236)
Cree, Inc.(Æ) (12,642) (1,173)
Digimarc Corp.(Æ) (4,413) (127)
Digital Turbine, Inc.(Æ) (2,507) (158)
eMagin Corp.(Æ) (25,643) (75)
Flying Eagle Acquisition Corp.(Æ) (37,544) (529)
HyreCar , Inc.(Æ) (6,906) (121)
Ideanoics , Inc.(Æ) (24,088) (57)
Identiv , Inc.(Æ) (5,409) (88)
II-VI, Inc.(Æ) (16,643) (1,162)
Immersion Corp.(Æ) (44,882) (339)
Intellicheck , Inc.(Æ) (12,900) (116)
LivePerson , Inc.(Æ) (10,020) (638)
Luna Innovations, Inc.(Æ) (4,508) (56)
MicroStrategy , Inc. Class A(Æ) (1,902) (1,191)
NAPCO Security Technologies, Inc.(Æ) (6,322) (223)
nLight , Inc.(Æ) (9,968) (346)
Onto Innovation, Inc.(Æ) (21,799) (1,528)
PAR Technology Corp.(Æ) (7,111) (434)
Powerfleet , Inc.(Æ) (14,925) (102)
Sabre Corp.(Æ) (92,353) (1,089)
TechTarget , Inc.(Æ) (3,410) (249)
Vuzix Corp.(Æ) (4,607) (68)
(14,486)
Utilities – (0.1)%
Anterix Inc.(Æ) (3,784) (221)
Brigham Minerals, Inc. Class A (11,611) (228)
Evolution Petroleum Corp. (14,361) (60)
Globalstar , Inc.(Æ) (116,702) (161)
Tellurian, Inc.(Æ) (45,242) (171)
(841)
Total Securities Sold Short
(proceeds $58,249) (67,137)
Other Assets and Liabilities, Net
- (1.3)%
(19,818)
Net Assets - 100.0%
1,496,287

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.3%
APi Group Corp. 04/08/20 163,990 10 .09 1,655 3,759
3,759
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 629 USD 69,869 09/21 (1,581)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,581)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 186,886 $ — $ —
$ —
$ 186,886
Consumer Staples 51,363 — —
—
51,363
Energy 50,738 — —
—
50,738
Financial Services 309,264 — —
—
309,264
Health Care 287,518 — —
—
287,518
Materials and Processing 104,273 — —
—
104,273
Producer Durables 228,564 — —
—
228,564
Technology 199,194 — —
—
199,194
Utilities 70,0 18 — —
—
70,0 18
Short-Term Investments — — — 71,984 71,984
Other Securities — — — 23,440 23,440
Total Investments
1,487,8 18 — — 95,424 1,583,24 2
Securities Sold Short
**
(67,1 37 ) — — — (67,1 37 )
Other Financial Instruments
Liabilities
Futures Contracts (1,581) — — — (1,581)
Total Other Financial Instruments
*
$ (1,581) $ — $ — $ — $ (1,581)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.9%
Argentina - 0.0%
YPF SA - ADR(Æ) 155,182 677
Australia - 2.2%
Australia & New Zealand Banking
Group, Ltd. - ADR 60,158 1,225
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group PLC 129,405 4,203
BHP Group, Ltd. - ADR 140,872 5,521
BlueScope Steel, Ltd. 51,231 921
Commonwealth Bank of Australia - ADR 100,401 7,346
CSL, Ltd. 7,574 1,608
Fortescue Metals Group, Ltd. 191,751 3,521
Goodman Group(ö) 45,025 749
Insurance Australia Group, Ltd.(Æ) 524,069 1,871
Magellan Financial Group, Ltd. - ADR 17,405 626
Medibank Pvt, Ltd. 527,105 1,282
National Australia Bank, Ltd. - ADR 49,797 948
Newcrest Mining, Ltd. 47,730 930
Rio Tinto PLC 81,959 6,986
Rio Tinto, Ltd. - ADR 14,869 1,463
Sonic Healthcare, Ltd. 27,804 818
South32, Ltd. Class B 992,988 2,174
Suncorp Group, Ltd.(Æ) 69,676 591
Telstra Corp., Ltd. 289,154 803
Wesfarmers, Ltd.(Æ) 16,580 745
Westpac Banking Corp. 39,098 701
45,032
Austria - 0.3%
Erste Group Bank AG 145,078 5,626
Belgium - 0.4%
Ageas SA 67,993 3,587
Colruyt SA 11,419 649
KBC Groep NV 38,969 3,131
Solvay SA 5,334 712
UCB SA 8,308 899
8,978
Brazil - 0.5%
Ambev SA 2,735,000 8,738
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 230,300 1,568
10,306
Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B 26,440 1,066
ARC Resources, Ltd. 167,349 1,266
B2Gold Corp. 345,688 1,449
Bank of Montreal(Ñ) 14,880 1,473
Bank of Nova Scotia (The) 15,792 986
Barrick Gold Corp. 167,397 3,644
CAE, Inc.(Æ) 423,636 12,928
Cameco Corp. Class A 98,295 1,750
Canadian Imperial Bank of Commerce 9,976 1,160
Canadian National Railway Co. 177,760 19,316
Canadian Natural Resources, Ltd. 25,408 838
CGI Group, Inc.(Æ) 8,597 782
Constellation Software, Inc. 671 1,075
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollarama, Inc. 68,578 3,229
Enbridge, Inc. 31,505 1,242
Great-West Lifeco, Inc. 16,734 504
iA Financial Corp., Inc. 7,435 411
Kinross Gold Corp. 293,292 1,924
Loblaw Cos., Ltd. 13,835 936
Magna International, Inc. Class A 10,822 907
Manulife Financial Corp. 46,014 890
Metro, Inc. Class A 29,493 1,529
National Bank of Canada 21,403 1,638
Open Text Corp. 17,369 902
Power Corp. of Canada 13,155 420
Royal Bank of Canada - GDR 79,949 8,086
Shopify, Inc. Class A(Æ) 3,575 5,363
Sun Life Financial, Inc. 114,707 5,974
Thomson Reuters Corp.(Æ) 6,472 686
Toronto-Dominion Bank (The) 110,866 7,371
Tourmaline Oil Corp. 48,624 1,327
WSP Global, Inc. 7,447 884
91,956
China - 1.3%
Alibaba Group Holding, Ltd. - ADR(Æ) 82,996 16,200
Dongfeng Motor Group Co., Ltd. Class H 3,838,000 3,417
Tencent Holdings, Ltd. 99,588 6,146
Yatsen Holding, Ltd. - ADR(Æ)(Ñ) 17,210 116
25,879
Denmark - 1.3%
AP Moller - Maersk A/S Class B 3,724 10,337
Coloplast A/S Class B 5,108 934
Danske Bank A/S 244,350 4,277
Drilling Co. of 1972 A/S (The)(Æ) 9,797 378
DSV Panalpina A/S 24,447 5,955
Genmab A/S(Æ) 2,063 931
Novo Nordisk A/S Class B 31,475 2,915
Novozymes A/S Class B 9,013 708
26,435
Finland - 1.9%
Elisa OYJ 38,662 2,485
Fortum OYJ 35,425 978
Kone OYJ Class B 54,327 4,499
Neste OYJ 20,743 1,276
Nokia OYJ(Æ) 2,922,665 17,922
Nordea Bank AB 128,186 1,500
Orion OYJ Class B 10,943 466
Sampo OYJ Class A 72,678 3,504
Stora Enso OYJ Class R 59,606 1,179
UPM-Kymmene OYJ 102,706 4,199
38,008
France - 9.1%
Accor SA(Æ) 84,716 3,000
Air Liquide SA Class A 4,386 762
Airbus Group SE(Æ) 37,491 5,143
Amundi SA(Þ) 80,835 7,475
Arkema SA 7,021 894
Atos SE 6,875 329
AXA SA 265,241 6,866
BNP Paribas SA 115,285 7,014

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bouygues SA - ADR 91,791 3,540
Bureau Veritas SA 88,988 2,937
Capgemini SE 17,381 3,760
Carrefour SA 35,861 667
Cie de Saint-Gobain SA 141,453 10,119
Cie Generale des Etablissements
Michelin SCA Class B 77,745 12,696
Credit Agricole SA 24,354 339
Danone SA 14,289 1,052
Dassault Aviation SA 1,293 1,541
Dassault Systemes SE 13,645 753
Eiffage SA 7,816 796
Engie SA 396,774 5,295
EssilorLuxottica SA 4,710 889
Faurecia SE 2,581 116
Hermes International 1,119 1,712
L'Oreal SA 17,380 7,961
LVMH Moet Hennessy Louis Vuitton
SE - ADR 17,907 14,330
Orange SA - ADR 428,856 4,779
Publicis Groupe SA - ADR 113,225 7,146
Renault SA(Æ) 62,856 2,391
Rexel SA Class H(Æ) 948,692 20,004
Sanofi - ADR 89,432 9,216
Schneider Electric SE 61,446 10,296
SCOR SE - ADR 141,106 3,947
Societe Generale SA 159,905 4,685
Technip Energies NV - ADR(Æ) 175,512 2,378
Total SE 252,799 11,023
Vinci SA 13,553 1,433
Vivendi SA - ADR 120,895 4,084
Worldline SA(Æ)(Þ) 41,101 3,846
185,214
Germany - 4.6%
Allianz SE 8,727 2,173
BASF SE 154,515 12,141
Bayer AG 18,138 1,082
Bayerische Motoren Werke AG 11,825 1,176
Brenntag AG 5,222 522
Ceconomy AG(Æ) 229,294 1,101
Continental AG(Æ) 20,348 2,765
Covestro AG(Þ) 189,800 12,214
Daimler AG 79,682 7,118
Deutsche Boerse AG 23,908 3,993
Deutsche Post AG 18,232 1,235
Deutsche Telekom AG 68,498 1,423
E.ON SE 115,254 1,418
Evonik Industries AG 19,013 661
Fresenius Medical Care AG & Co. 108,696 8,582
Fresenius SE & Co. KGaA 126,078 6,632
Hannover Rueck SE 10,141 1,707
HeidelbergCement AG 8,889 789
Infineon Technologies AG - ADR 105,233 4,012
Metro AG 74,760 969
Muenchener Rueckversicherungs-
Gesellschaft AG 17,194 4,650
RWE AG 29,855 1,063
SAP SE - ADR 13,489 1,935
Scout24 AG(Þ) 9,727 833
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens AG 36,431 5,688
Siemens Energy AG(Æ) 24,113 656
Symrise AG 6,464 953
Vonovia SE 14,774 985
Zalando SE(Æ)(Þ) 39,255 4,366
92,842
Hong Kong - 2.8%
AIA Group, Ltd. 1,191,346 14,290
CK Asset Holdings, Ltd. 678,657 4,628
CK Hutchison Holdings, Ltd. Class B 77,631 568
CLP Holdings, Ltd. 481,500 4,967
Galaxy Entertainment Group, Ltd.(Æ) 449,000 3,055
Hang Seng Bank, Ltd. 161,200 3,089
Henderson Land Development Co., Ltd. 148,720 665
Hong Kong Exchanges & Clearing, Ltd. 18,900 1,208
Jardine Matheson Holdings, Ltd. 17,100 1,016
Link Real Estate Investment Trust(ö) 91,400 875
New World Development Co., Ltd. 149,250 709
Power Assets Holdings, Ltd. 268,500 1,736
Sino Land Co., Ltd. 350,793 537
Sun Hung Kai Properties, Ltd. 66,000 946
Techtronic Industries Co., Ltd. 879,289 15,736
WH Group, Ltd.(Þ) 686,000 569
Xinyi Glass Holdings, Ltd. 398,000 1,487
56,081
India - 1.3%
Canara Bank(Æ) 577,323 1,190
Housing Development Finance Corp.,
Ltd. 546,245 17,999
NTPC, Ltd. 186,941 298
Oil & Natural Gas Corp., Ltd. 1,525,045 2,351
Reliance Industries, Ltd. - GDR(Þ) 47,795 2,643
Zee Entertainment Enterprises, Ltd. 518,695 1,415
25,896
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 4,464,800 1,764
Ireland - 1.5%
AIB Group PLC(Æ) 872,514 2,135
Bank of Ireland Group PLC(Æ) 510,478 2,709
CRH PLC 19,392 966
DCC PLC 11,278 944
Flutter Entertainment PLC(Æ) 28,775 4,917
Kerry Group PLC Class A 89,330 13,245
Kingspan Group PLC 9,078 987
Ryanair Holdings PLC - ADR(Æ) 31,143 3,396
Smurfit Kappa Group PLC 13,652 770
30,069
Israel - 0.1%
Bank Hapoalim BM(Æ) 78,886 628
Bank Leumi Le-Israel BM(Æ) 95,301 729
Check Point Software Technologies, Ltd.
(Æ) 7,544 959
Israel Discount Bank, Ltd. Class A(Æ) 143,483 673
2,989

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 2.1%
Assicurazioni Generali SpA 277,174 5,538
BPER Banca SpA 684,635 1,336
Davide Campari-Milano SpA(Æ) 285,115 4,013
Enel SpA 970,667 8,963
Eni SpA - ADR 491,275 5,803
Ferrari NV 15,923 3,474
FinecoBank Banca Fineco SpA 92,975 1,665
Intesa Sanpaolo SpA 405,724 1,120
Moncler SpA 48,011 3,306
Saipem SpA(Æ)(Ñ) 642,684 1,477
Telecom Italia SpA 1,026,920 452
UniCredit SpA 472,128 5,647
42,794
Japan - 16.6%
Alfresa Holdings Corp. 82,300 1,259
Alps Alpine Co., Ltd. 133,400 1,386
Asahi Glass Co., Ltd. 18,600 799
Asahi Kasei Corp. 58,900 642
Astellas Pharma, Inc. 283,300 4,512
Benesse Holdings, Inc. 15,700 361
Bridgestone Corp. 136,300 5,999
Brother Industries, Ltd. 22,700 461
Canon, Inc. 229,100 5,261
Casio Computer Co., Ltd. 32,000 521
Chiyoda Corp.(Æ)(Ñ) 164,500 585
Chubu Electric Power Co., Inc. 52,200 629
Concordia Financial Group, Ltd. 185,200 665
Dai-ichi Life Holdings, Inc. 205,025 3,788
Daiichi Sankyo Co., Ltd. 94,700 1,875
Daikin Industries, Ltd. 4,000 831
Daito Trust Construction Co., Ltd. 12,800 1,507
Daiwa House Industry Co., Ltd. 16,100 494
DeNA Co., Ltd. 107,000 2,019
Eisai Co., Ltd. 49,110 4,031
ENEOS Holdings, Inc. 142,800 595
Fuji Media Holdings, Inc. 26,900 292
FUJIFILM Holdings Corp. 14,600 1,049
Fujitsu, Ltd. 7,200 1,223
Fukuoka Financial Group, Inc. 152,500 2,573
Gree, Inc. 315,900 1,743
Hino Motors, Ltd. 398,000 3,481
Hitachi Metals, Ltd. 215,000 4,197
Hitachi, Ltd. 18,700 1,074
Honda Motor Co., Ltd. 620,870 19,862
Hoya Corp. 6,200 875
Iida Group Holdings Co., Ltd. 199,500 4,815
Inpex Corp. 442,000 3,116
Isuzu Motors, Ltd. 995,800 13,260
ITOCHU Corp. 53,400 1,591
Japan Airlines Co., Ltd.(Æ) 162,900 3,410
Japan Exchange Group, Inc. 94,200 2,144
Japan Tobacco, Inc. 254,700 4,981
JGC Holdings Corp. 245,900 2,229
Kajima Corp. 46,000 595
Kamigumi Co., Ltd. 75,500 1,602
Kao Corp. 90,100 5,417
KDDI Corp. 172,700 5,270
Keyence Corp. 24,900 13,866
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Komatsu, Ltd. 474,000 12,359
Kyocera Corp. 57,300 3,542
Marubeni Corp. 58,700 503
MEIJI Holdings Co., Ltd. 41,900 2,595
Menicon Co., Ltd. 122,500 8,955
Mitsubishi Chemical Holdings Corp. 115,300 968
Mitsubishi Corp. 36,900 1,040
Mitsubishi Electric Corp. 309,400 4,188
Mitsubishi Estate Co., Ltd. 218,800 3,433
Mitsubishi Heavy Industries, Ltd. 57,700 1,676
Mitsubishi Motors Corp.(Æ) 309,500 868
Mitsubishi UFJ Financial Group, Inc. 1,327,100 7,031
Mitsui & Co., Ltd. 263,700 6,086
Mizuho Financial Group, Inc. 57,300 818
MS&AD Insurance Group Holdings, Inc. 104,800 3,240
Murata Manufacturing Co., Ltd. 46,000 3,814
Nikon Corp. 210,200 1,958
Nintendo Co., Ltd. 8,520 4,390
Nippon Telegraph & Telephone Corp. 37,464 960
Nippon Television Holdings, Inc. 140,200 1,562
Nissan Motor Co., Ltd.(Æ) 554,600 3,210
Nitori Holdings Co., Ltd. 4,200 799
Nitto Denko Corp. 24,800 1,845
Nomura Holdings, Inc. 447,800 2,238
Obayashi Corp. 66,400 546
Ono Pharmaceutical Co., Ltd. 182,800 4,181
ORIX Corp. 58,800 1,028
Otsuka Corp. 19,000 993
Otsuka Holdings Co., Ltd. 87,300 3,470
Panasonic Corp. 763,000 9,139
Pigeon Corp. 25,300 732
Resona Holdings, Inc. 1,691,000 6,373
Secom Co., Ltd. 13,900 1,050
Sekisui Chemical Co., Ltd. 83,500 1,441
Sekisui House, Ltd. 50,700 1,004
Shimamura Co., Ltd. 35,100 3,392
Shimano, Inc. 3,300 844
Shin-Etsu Chemical Co., Ltd. 99,694 16,268
SMC Corp. 5,100 3,031
SoftBank Corp. 88,800 2,932
Sompo Japan Nipponkoa Holdings, Inc. 19,100 790
Sony Corp. 42,450 4,431
Subaru Corp. 36,300 712
Sumitomo Chemical Co., Ltd. 115,600 602
Sumitomo Corp. 57,000 775
Sumitomo Electric Industries, Ltd. 61,500 874
Sumitomo Heavy Industries, Ltd. 52,700 1,468
Sumitomo Mitsui Banking Corp. 325,700 10,980
Sumitomo Mitsui Trust Holdings, Inc. 124,500 4,091
Suzuki Motor Corp. 37,100 1,510
T&D Holdings, Inc. 567,900 7,279
Taiheiyo Cement Corp. 75,300 1,753
Takeda Pharmaceutical Co., Ltd. 196,600 6,535
Terumo Corp. 27,700 1,075
THK Co., Ltd. 64,600 1,849
Tokio Marine Holdings, Inc. 8,600 410
Tokyo Electron, Ltd. 2,200 906
Toppan Printing Co., Ltd. 84,900 1,442
Toray Industries, Inc. 141,700 934
Tosoh Corp. 31,400 552

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Industries Corp. 128,100 10,737
Toyota Motor Corp. 33,900 3,044
Toyota Tsusho Corp. 15,800 747
Trend Micro, Inc. 23,100 1,202
Unicharm Corp. 28,000 1,123
USS Co., Ltd. 42,900 746
337,954
Jersey - 0.1%
Allfunds Group PLC(Æ) 82,348 1,448
Luxembourg - 0.9%
ArcelorMittal SA(Æ) 222,514 7,772
Eurofins Scientific SE 78,577 9,399
RTL Group SA 40,619 2,298
19,469
Macao - 0.1%
Sands China, Ltd.(Æ) 684,715 2,343
Malaysia - 0.1%
CIMB Group Holdings BHD 1,420,400 1,497
Mexico - 0.8%
America Movil SAB de CV Class L
- ADR 249,787 4,159
Grupo Televisa SAB - ADR 890,435 12,065
16,224
Netherlands - 4.9%
ABN AMRO Bank NV(Þ) 284,508 3,305
Adyen NV(Æ)(Þ) 1,745 4,751
Akzo Nobel NV 27,432 3,392
ASML Holding NV 14,930 11,353
Exor NV 7,836 645
Heineken NV 180,376 21,008
ING Groep NV 1,432,470 18,344
Koninklijke Ahold Delhaize NV 45,887 1,427
Koninklijke KPN NV 580,381 1,907
Koninklijke Philips NV 85,180 3,929
NN Group NV 17,700 879
PostNL NV - ADR 291,429 1,578
Randstad NV 23,888 1,734
Royal Dutch Shell PLC Class A 580,170 11,786
Royal Dutch Shell PLC Class B 659,693 13,020
Stellantis NV 24,811 477
Wolters Kluwer NV 9,212 1,051
100,586
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd. 506,298 11,140
Spark New Zealand, Ltd. 198,467 655
11,795
Norway - 0.5%
Gjensidige Forsikring ASA 20,127 460
Mowi ASA 82,731 2,107
Norsk Hydro ASA 775,909 5,162
Orkla ASA 92,275 839
Yara International ASA 18,887 995
9,563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.5%
Gazprom PJSC - ADR 464,583 3,616
Lukoil PJSC - ADR 14,137 1,212
Sberbank of Russia PJSC - ADR 118,832 1,978
VEON, Ltd.(Æ) 766,790 1,342
Yandex NV Class A(Æ) 28,445 1,932
10,080
Singapore - 0.7%
DBS Group Holdings, Ltd. 193,438 4,341
Oversea-Chinese Banking Corp., Ltd. 92,460 837
Singapore Technologies Engineering,
Ltd. 124,800 369
Singapore Telecommunications, Ltd. 231,200 387
United Overseas Bank, Ltd. 46,900 908
Venture Corp., Ltd. 96,200 1,350
Wilmar International, Ltd. 1,631,100 5,241
13,433
South Africa - 0.3%
Gold Fields, Ltd. - ADR 201,952 1,983
Impala Platinum Holdings, Ltd. 20,194 364
MTN Group, Ltd.(Æ) 302,850 2,176
Old Mutual, Ltd. 1,682,419 1,481
6,004
South Korea - 2.2%
Hankook Tire & Technology Co., Ltd. 53,070 2,235
KB Financial Group, Inc. 118,018 5,243
KT Corp. - ADR 339,404 4,884
LG Household & Health Care, Ltd. 7,211 9,156
POSCO 32,581 10,342
Samsung Electronics Co., Ltd. 69,083 4,724
Shinhan Financial Group Co., Ltd. 244,712 8,322
44,906
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 22,380 588
Amadeus IT Group SA Class A(Æ) 94,848 6,209
Banco Bilbao Vizcaya Argentaria SA
- ADR 63,195 405
Banco Santander SA - ADR 164,879 603
CaixaBank SA 3,277,951 9,745
Cellnex Telecom SA(Þ) 180,380 11,755
Endesa SA - ADR 43,940 1,069
Iberdrola SA 97,224 1,172
Industria de Diseno Textil SA 195,525 6,634
Naturgy Energy Group SA 27,929 722
Repsol SA - ADR 69,651 762
Telefonica SA - ADR 181,807 834
40,498
Sweden - 1.6%
Assa Abloy AB Class B 147,489 4,729
Atlas Copco AB(Æ) 53,558 3,626
Boliden AB(Æ) 66,760 2,605
Epiroc AB Class A 23,249 543
Hexagon AB(Æ) 57,582 955
Husqvarna AB Class B 27,950 391
ICA Gruppen AB 9,256 458

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Investor AB Class B 67,765 1,679
Kinnevik AB Class B(Æ) 15,109 659
Sandvik AB 345,858 9,008
Skandinaviska Enskilda Banken AB
Class A 74,299 1,004
Skanska AB Class B 36,277 1,024
SKF AB Class B 30,959 824
Svenska Handelsbanken AB Class A 59,821 675
Swedbank AB Class A 36,101 703
Swedish Match AB 306,100 2,741
Volvo AB Class B 42,530 1,003
32,627
Switzerland - 8.5%
ABB, Ltd. 186,857 6,831
Adecco Group AG 112,232 6,723
Alcon, Inc. 43,624 3,176
Baloise Holding AG 3,218 508
Chocoladefabriken Lindt & Spruengli
AG 72 808
Credit Suisse Group AG Class A 316,293 3,179
EMS-Chemie Holding AG 871 965
Geberit AG 1,012 831
Givaudan SA 199 993
Julius Baer Group, Ltd. 114,327 7,563
Kuehne & Nagel International AG 1,694 572
LafargeHolcim, Ltd.(Æ) 131,841 7,729
Lonza Group AG 5,828 4,536
Nestle SA 276,794 35,075
Novartis AG 157,170 14,538
Partners Group Holding AG 6,305 10,779
Roche Holding AG 63,955 24,732
Schindler Holding AG 2,825 914
SGS SA 1,279 4,143
Sika AG 2,635 928
Straumann Holding AG 403 747
Swiss Life Holding AG 2,106 1,088
Swiss Re AG 8,355 756
Swisscom AG 7,195 4,329
Temenos AG 41,057 6,526
UBS Group AG 1,144,956 18,879
Zurich Insurance Group AG 11,633 4,689
172,537
Taiwan - 2.6%
Catcher Technology Co., Ltd. 908,000 6,005
Hon Hai Precision Industry Co., Ltd. 3,757,241 14,837
MediaTek, Inc. 138,000 4,487
Shin Kong Financial Holding Co., Ltd. 4,555,000 1,493
Taiwan Semiconductor Manufacturing
Co., Ltd. 462,000 9,620
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 145,243 16,941
53,383
Thailand - 0.2%
Kasikornbank PCL 1,104,300 3,452
Turkey - 0.1%
Turk Telekomunikasyon AS 1,148,322 888
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkcell Iletisim Hizmetleri AS 715,783 1,307
2,195
United Kingdom - 11.4%
3i Group PLC 45,011 800
Anglo American PLC 218,667 9,687
Ashtead Group PLC 10,081 755
AstraZeneca PLC 66,912 7,685
Aviva PLC 857,129 4,612
Babcock International Group PLC(Æ) 505,968 1,799
BAE Systems PLC 731,442 5,854
Barclays PLC 2,273,185 5,509
Barratt Developments PLC 70,683 691
Berkeley Group Holdings PLC 27,736 1,867
BP PLC 2,131,181 8,545
British American Tobacco PLC 45,904 1,711
British Land Co. PLC (The)(ö) 295,516 2,096
BT Group PLC(Æ) 1,827,139 4,408
Centrica PLC(Æ) 2,378,800 1,503
Compass Group PLC(Æ) 550,799 11,636
Croda International PLC(Æ) 9,335 1,092
Diageo PLC 107,052 5,311
Direct Line Insurance Group PLC 337,951 1,395
Endeavour Mining Corp. 46,630 1,110
Experian PLC 46,556 2,049
Ferguson PLC 7,450 1,044
GlaxoSmithKline PLC - ADR 77,547 1,532
Halma PLC 34,412 1,381
HSBC Holdings PLC 1,669,163 9,213
Imperial Tobacco Group PLC 23,934 513
Intermediate Capital Group PLC(Æ) 167,411 5,045
J Sainsbury PLC 4,114,717 16,198
John Wood Group PLC(Æ) 2,641,889 8,000
Johnson Matthey PLC 12,462 515
Kingfisher PLC 747,429 3,826
Land Securities Group PLC(ö) 197,092 1,943
Legal & General Group PLC 187,324 680
Linde PLC 60,729 18,605
Lloyds Banking Group PLC 940,284 596
M&G PLC 231,082 724
Marks & Spencer Group PLC(Æ) 891,124 1,677
Mondi PLC 101,389 2,811
Natwest Group PLC 1,760,554 4,950
Persimmon PLC Class A 72,530 2,926
Reckitt Benckiser Group PLC 4,406 338
RELX PLC 64,875 1,906
Segro PLC(ö) 92,192 1,560
Smith & Nephew PLC 227,937 4,646
Spirax-Sarco Engineering PLC 3,538 738
St. James's Place PLC 122,775 2,707
Standard Chartered PLC 1,544,234 9,251
Taylor Wimpey PLC 409,788 937
TechnipFMC PLC(Æ) 666,783 4,814
Tesco PLC 3,174,028 10,275
Travis Perkins PLC(Æ) 450,552 10,658
Unilever PLC 126,532 7,286
Vodafone Group PLC 4,218,092 6,765
Wausau Paper Corp. 512,554 6,636

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wm Morrison Supermarkets PLC 167,262 622
231,433
United States - 3.2%
Accenture PLC Class A 49,947 15,867
Allegion PLC 103,571 14,148
Amdocs, Ltd. 117,767 9,081
Aon PLC Class A 51,393 13,364
James Hardie Industries PLC 78,314 2,639
Lululemon Athletica, Inc.(Æ) 10,901 4,362
Ovintiv, Inc. 88,537 2,276
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 63,867 3,541
65,278
Total Common Stocks
(cost $1,675,578) 1,867,251
Preferred Stocks - 2.2%
Germany - 1.4%
Henkel AG & Co. KGaA
2.229% (Ÿ) 9,713 985
Porsche Automobil Holding SE
2.688% (Ÿ) 9,774 1,058
Sartorius AG
0.125% (Ÿ) 15,311 9,261
Volkswagen AG
2.520% (Ÿ) 69,730 17,017
28,321
South Korea - 0.8%
Samsung Electronics Co., Ltd.
4.399% (Ÿ) 272,319 17,094
Total Preferred Stocks
(cost $32,485) 45,415
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 70,831,287 (∞) 70,817
Total Short-Term Investments
(cost $70,817) 70,817
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 8,448,661 (∞) 8,449
Total Other Securities
(cost $8,449) 8,449
Total Investments - 98.0%
(identified cost $1,787,329) 1,991,932
Other Assets and Liabilities, Net
- 2.0%
40,229
Net Assets - 100.0%
2,032,161

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.5%
ABN AMRO Bank NV 10/03/19 EUR 284,508 17 .64 5,019
3,305
Adyen NV 07/25/19 EUR 1,745 898 .31 1,568
4,751
Amundi SA 02/28/19 EUR 80,835 66 .71 5,393
7,475
Cellnex Telecom SA 02/27/18 EUR 180,380 38 .64 6,970
11,755
Covestro AG 06/26/19 EUR 189,800 43 .77 8,307
12,214
Reliance Industries, Ltd. 10/21/20 47,795 56 .09 2,681
2,643
Scout24 AG 12/17/20 EUR 9,727 83 .16 809
833
WH Group, Ltd. 06/26/19 HKD 686,000 1 .02 697
569
Worldline SA 02/14/20 EUR 41,101 77 .61 3,190
3,846
Zalando SE 12/12/19 EUR 39,255 62 .01 2,434 4,366
51,757
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 53 EUR 7,963 08/21
156
CAC40 Euro Index Futures 323 EUR 21,349 08/21
264
DAX Index Futures 43 EUR 16,715 09/21
(235)
EURO STOXX 50 Index Futures 307 EUR 12,550 09/21
(155)
FTSE 100 Index Futures 122 GBP 8,499 09/21
(179)
FTSE/MIB Index Futures 39 EUR 4,945 09/21
(51)
Hang Seng Index Futures 39 HKD 50,499 08/21
76
IBEX 35 Index Futures 54 EUR 4,684 08/21
(11)
MSCI Singapore Index Futures 94 SGD 3,392 08/21
41
OMXS30 Index Futures 251 SEK 59,493 08/21
72
S&P/TSX 60 Index Futures 384 CAD 93,112 09/21
1,271
SPI 200 Index Futures 496 AUD 90,520 09/21
117
TOPIX Index Futures 569 JPY 10,839,450 09/21 (2,802)
Short Positions
MSCI Emerging Markets Index Futures 2,970 USD 189,738 09/21
13,656
S&P 500 E-Mini Index Futures 487 USD 106,884 09/21 (3,842)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 8,378
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 1,632 USD 1,936 08/03/21 (1)
Bank of America JPY 155,801 USD 1,419 08/03/21 (1)
Bank of America JPY 442,000 USD 4,000 09/15/21 (30)
Bank of Montreal USD 17,401 AUD 22,500 09/15/21 (886)
Bank of Montreal USD 20,879 CAD 25,245 09/15/21 (645)
Bank of Montreal USD 7,868 EUR 6,445 09/15/21 (216)
Bank of Montreal USD 5,173 GBP 3,662 09/15/21 (82)
Bank of Montreal USD 25,298 JPY 2,770,626 09/15/21 (35)
Bank of New York USD 17,456 AUD 22,500 09/15/21 (941)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 20,922 CAD 25,245 09/15/21 (687)
Bank of New York USD 7,884 EUR 6,445 09/15/21 (233)
Bank of New York USD 5,182 GBP 3,662 09/15/21 (91)
Bank of New York USD 25,375 JPY 2,770,626 09/15/21 (111)
Citigroup USD 17,402 AUD 22,500 09/15/21 (887)
Citigroup USD 20,887 CAD 25,245 09/15/21 (652)
Citigroup USD 7,870 EUR 6,445 09/15/21 (219)
Citigroup USD 5,170 GBP 3,662 09/15/21 (79)
Citigroup USD 25,308 JPY 2,770,626 09/15/21 (45)
Citigroup JPY 2,430,410 USD 21,995 09/15/21 (166)
JPMorgan Chase USD 17,401 AUD 22,500 09/15/21 (886)
JPMorgan Chase USD 20,879 CAD 25,245 09/15/21 (645)
JPMorgan Chase USD 22,017 DKK 139,050 09/15/21 173
JPMorgan Chase USD 7,868 EUR 6,445 09/15/21 (216)
JPMorgan Chase USD 5,173 GBP 3,662 09/15/21 (82)
JPMorgan Chase USD 25,298 JPY 2,770,626 09/15/21 (35)
Royal Bank of Canada USD 17,467 AUD 22,500 09/15/21 (953)
Royal Bank of Canada USD 20,919 CAD 25,245 09/15/21 (685)
Royal Bank of Canada USD 7,887 EUR 6,445 09/15/21 (235)
Royal Bank of Canada USD 5,184 GBP 3,662 09/15/21 (93)
Royal Bank of Canada USD 25,379 JPY 2,770,626 09/15/21 (116)
Royal Bank of Canada USD 5,912 NOK 52,000 09/15/21 (26)
State Street USD 16,167 NOK 133,730 09/15/21 (1,027)
State Street USD 4,016 NZD 5,600 09/15/21 (115)
State Street USD 9,262 SEK 76,460 09/15/21 (377)
State Street USD 317 SGD 420 09/15/21 (7)
State Street CHF 13,140 USD 14,701 09/15/21 179
State Street DKK 76,550 USD 12,563 09/15/21 347
State Street HKD 2,290 USD 295 09/15/21 —
State Street TWD 4,497 USD 161 08/02/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (10,806)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 677 $ — $ —
$ —
$ 677
Australia — 45,032 —
—
45,032
Austria — 5,626 —
—
5,626
Belgium — 8,978 —
—
8,978
Brazil 10,306 — —
—
10,306
Canada 91,956 — —
—
91,956
China 16,316 9,563 —
—
25,879
Denmark — 26,435 —
—
26,435
Finland — 38,008 —
—
38,008
France 2,378 182,836 —
—
185,214
Germany — 92,842 —
—
92,842
Hong Kong — 56,081 —
—
56,081
India — 25,896 —
—
25,896

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Indonesia — 1,764 —
—
1,764
Ireland 3,396 26,673 —
—
30,069
Israel 959 2,030 —
—
2,989
Italy — 42,794 —
—
42,794
Japan — 337,954 —
—
337,954
Jersey — 1,448 —
—
1,448
Luxembourg — 19,469 —
—
19,469
Macao — 2,343 —
—
2,343
Malaysia — 1,497 —
—
1,497
Mexico 16,224 — —
—
16,224
Netherlands — 100,586 —
—
100,586
New Zealand — 11,795 —
—
11,795
Norway — 9,563 —
—
9,563
Russia 3,274 6,806 —
—
10,080
Singapore — 13,433 —
—
13,433
South Africa 1,983 4,021 —
—
6,004
South Korea 4,884 40,022 —
—
44,906
Spain — 40,498 —
—
40,498
Sweden — 32,627 —
—
32,627
Switzerland — 172,537 —
—
172,537
Taiwan 16,941 36,442 —
—
53,383
Thailand — 3,452 —
—
3,452
Turkey — 2,195 —
—
2,195
United Kingdom 5,924 225,509 —
—
231,433
United States 62,639 2,639 —
—
65,278
Preferred Stocks — 45,415 — — 45,415
Short-Term Investments — — — 70,817 70,817
Other Securities — — — 8,449 8,449
Total Investments 237,857 1,674,809 — 79,266 1,991,932
Other Financial Instruments
Assets
Futures Contracts 15,654 — — — 15,654
Foreign Currency Exchange Contracts — 699 — — 699
Liabilities
Futures Contracts (7,276) — — — (7,276)
Foreign Currency Exchange Contracts (2) (11,505) — — (11,507)
Total Other Financial Instruments
*
$ 8,376 $ (10,806) $ — $ — $ (2,430)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
263,785
Consumer Staples ...................................................................
124,216
Energy ....................................................................................
89,460
Financial Services ...................................................................
424,170
Health Care .............................................................................
152,996
Materials and Processing ........................................................
235,085
Producer Durables ..................................................................
262,913
Technology ..............................................................................
235,132
Utilities ...................................................................................
79,494
Preferred Stocks
Consumer Discretionary ..........................................................
18,075
Consumer Staples ...................................................................
985
Technology ..............................................................................
26,355
Short-Term Investments ................................................................
70,817
Other Securities ...........................................................................
8,449
Total Investments .................................................................... 1,991,932

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.3%
Argentina - 0.0%
YPF SA - ADR(Æ) 101,986 445
Australia - 0.4%
ASX, Ltd. - ADR 7,504 425
BHP Group PLC 39,127 1,271
BHP Group, Ltd. - ADR 31,683 1,242
Brambles, Ltd. 35,226 301
Commonwealth Bank of Australia - ADR 18,152 1,327
Rio Tinto PLC 4,353 371
Wesfarmers, Ltd.(Æ) 6,830 307
5,244
Austria - 0.1%
Erste Group Bank AG 52,535 2,037
Belgium - 0.3%
Ageas SA 52,299 2,760
KBC Groep NV 24,574 1,974
4,734
Brazil - 0.1%
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 207,700 1,414
Canada - 2.5%
ARC Resources, Ltd. 102,750 777
Barrick Gold Corp. 129,058 2,810
CAE, Inc.(Æ) 180,957 5,522
Cameco Corp. Class A 69,910 1,244
Canadian National Railway Co. 74,650 8,112
Dollarama , Inc. 47,586 2,241
Intact Financial Corp. 4,353 593
Kinross Gold Corp. 214,523 1,407
Kirkland Lake Gold, Ltd.(Æ) 11,165 477
Royal Bank of Canada - GDR 16,787 1,698
Shopify, Inc. Class A(Æ) 176 264
Sun Life Financial, Inc. 22,365 1,165
Suncor Energy, Inc. 185,920 3,660
Thomson Reuters Corp.(Æ) 7,851 832
Toronto-Dominion Bank (The) 21,961 1,460
Tourmaline Oil Corp. 36,445 995
33,257
China - 1.0%
Alibaba Group Holding, Ltd. - ADR(Æ) 33,975 6,632
China Construction Bank Corp. Class H 2,977,074 2,078
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 2,954,000 2,630
Huazhu Group, Ltd. - ADR(Æ) 37,751 1,698
Industrial & Commercial Bank of China,
Ltd. Class H 1,048,000 583
13,621
Denmark - 0.2%
AP Moller - Maersk A/S Class B 254 705
Drilling Co. of 1972 A/S (The)(Æ) 4,033 156
DSV Panalpina A/S 7,191 1,751
2,612
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Finland - 0.5%
Elisa OYJ 6,205 399
Kone OYJ Class B 4,747 393
Nokia OYJ(Æ) 709,169 4,349
Orion OYJ Class B 5,082 216
Sampo OYJ Class A 16,399 791
UPM- Kymmene OYJ 22,365 914
7,062
France - 4.5%
AXA SA 178,586 4,623
BNP Paribas SA 184,040 11,197
Cie de Saint-Gobain SA 94,876 6,787
Dassault Aviation SA 877 1,045
Dassault Systemes SE 6,430 355
Engie SA 325,879 4,349
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,440 4,353
Orange SA - ADR 255,790 2,850
Renault SA(Æ) 49,485 1,883
Rexel SA Class H(Æ) 114,430 2,413
Safran SA 15,410 2,019
Sanofi - ADR 9,076 935
Schneider Electric SE 14,118 2,366
SCOR SE - ADR 48,844 1,366
Societe Generale SA 123,128 3,607
Total SA 161,297 7,033
Worldline SA(Æ)(Þ) 34,172 3,198
60,379
Germany - 3.1%
Bayerische Motoren Werke
Aktiengesellschaft 96,946 9,644
Brenntag AG 33,030 3,299
Ceconomy AG(Æ) 164,511 790
Continental AG(Æ) 14,089 1,915
Daimler AG 209,663 18,730
Deutsche Boerse AG 4,589 766
Fresenius SE & Co. KGaA 88,001 4,629
Hannover Rueck SE 2,604 438
Metro AG 53,698 696
Muenchener Rueckversicherungs-
Gesellschaft AG 4,983 1,348
42,255
Hong Kong - 0.9%
AIA Group, Ltd. 602,200 7,223
CK Asset Holdings, Ltd. 432,000 2,946
CLP Holdings, Ltd. 55,000 567
Hang Seng Bank, Ltd. 24,300 466
Link Real Estate Investment Trust(ö) 22,898 219
Power Assets Holdings, Ltd. 46,500 301
11,722
India - 0.6%
HDFC Bank, Ltd. - ADR 114,610 8,088
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 4,551,300 1,798

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.7%
AIB Group PLC(Æ) 655,693 1,605
Bank of Ireland Group PLC(Æ) 384,186 2,039
Kerry Group PLC Class A 36,894 5,470
9,114
Italy - 1.2%
Assicurazioni Generali SpA 176,258 3,522
BPER Banca SpA 466,677 911
Eni SpA - ADR 377,750 4,462
Ferrari NV 6,994 1,526
FinecoBank Banca Fineco SpA 16,981 304
Saipem SpA (Æ)(Ñ) 431,735 992
UniCredit SpA 346,076 4,139
15,856
Japan - 7.7%
Alfresa Holdings Corp. 46,100 705
Alps Alpine Co., Ltd. 100,500 1,044
Astellas Pharma, Inc. 76,700 1,222
Benesse Holdings, Inc. 9,700 223
Canon, Inc. 39,900 916
Chiyoda Corp.(Æ)(Ñ) 97,700 348
Dai-ichi Life Holdings, Inc. 159,400 2,945
DeNA Co., Ltd. 77,000 1,453
Eisai Co., Ltd. 16,800 1,379
Fuji Media Holdings, Inc. 18,100 197
Fujitsu, Ltd. 3,700 629
Gree , Inc. 212,100 1,170
Hino Motors, Ltd. 306,500 2,681
Honda Motor Co., Ltd. 207,577 6,640
Inpex Corp. 344,900 2,432
Isuzu Motors, Ltd. 268,500 3,575
Japan Airlines Co., Ltd.(Æ) 128,700 2,694
Japan Exchange Group, Inc. 11,500 262
JGC Holdings Corp. 188,400 1,708
Kamigumi Co., Ltd. 56,700 1,203
Kao Corp. 20,800 1,251
KDDI Corp. 38,900 1,187
Keyence Corp. 6,300 3,508
Kyocera Corp. 11,100 686
Medipal Holdings Corp. 8,400 158
Mitsubishi Electric Corp. 61,500 833
Mitsubishi Estate Co., Ltd. 175,800 2,759
Mitsubishi Heavy Industries, Ltd. 38,700 1,124
Mitsubishi Motors Corp.(Æ) 229,800 645
Mitsubishi UFJ Financial Group, Inc. 931,900 4,937
Nikon Corp. 157,800 1,470
Nintendo Co., Ltd. 2,000 1,030
Nippon Television Holdings, Inc. 55,500 618
Nissan Motor Co., Ltd.(Æ) 480,700 2,783
Nitto Denko Corp. 6,200 461
Nomura Holdings, Inc. 233,300 1,166
Ono Pharmaceutical Co., Ltd. 91,700 2,097
Otsuka Holdings Co., Ltd. 19,900 791
Resona Holdings, Inc. 807,400 3,043
Shimamura Co., Ltd. 27,000 2,609
Shin-Etsu Chemical Co., Ltd. 40,300 6,576
Sumitomo Heavy Industries, Ltd. 47,500 1,323
Sumitomo Metal Mining Co., Ltd. 53,200 2,166
Sumitomo Mitsui Banking Corp. 248,500 8,375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Trust Holdings, Inc. 88,100 2,895
Sushiro Global Holdings, Ltd. 23,100 943
T&D Holdings, Inc. 324,900 4,164
Taiheiyo Cement Corp. 53,500 1,245
Takeda Pharmaceutical Co., Ltd. 120,100 3,992
THK Co., Ltd. 48,200 1,380
Toppan Printing Co., Ltd. 56,500 959
Toyota Industries Corp. 47,800 4,007
104,607
Luxembourg - 0.6%
Eurofins Scientific SE 48,730 5,829
RTL Group SA 29,770 1,684
7,513
Malaysia - 0.1%
CIMB Group Holdings BHD 1,035,300 1,091
Mexico - 0.2%
America Movil SAB de CV Class L
- ADR 195,694 3,258
Netherlands - 2.8%
ABN AMRO Bank NV(Þ) 223,068 2,591
Heineken NV 106,993 12,461
ING Groep NV 1,003,766 12,854
Koninklijke Philips NV 8,113 374
PostNL NV - ADR 204,918 1,110
Royal Dutch Shell PLC Class B 407,478 8,042
37,432
Norway - 0.3%
Mowi ASA 13,039 332
Norsk Hydro ASA 585,120 3,893
4,225
Russia - 0.4%
Gazprom PJSC - ADR 356,840 2,778
Lukoil PJSC - ADR 9,117 781
Sberbank of Russia PJSC - ADR 88,563 1,474
VEON, Ltd.(Æ) 525,150 919
5,952
Singapore - 0.3%
DBS Group Holdings, Ltd. 47,140 1,058
United Overseas Bank, Ltd. 120,801 2,338
Venture Corp., Ltd. 21,200 298
3,694
South Africa - 0.7%
Anglo American PLC 103,892 4,602
Gold Fields, Ltd. - ADR 135,897 1,335
Impala Platinum Holdings, Ltd. 15,876 286
MTN Group, Ltd.(Æ) 204,935 1,473
Old Mutual, Ltd. 1,605,210 1,413
9,109
South Korea - 2.5%
Hankook Tire & Technology Co., Ltd. 39,529 1,664
KB Financial Group, Inc. 90,809 4,034
KT Corp. - ADR 261,809 3,767
Samsung Electronics Co., Ltd. 246,843 16,881

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 143,707 4,887
SK Hynix, Inc. 29,560 2,908
34,141
Spain - 0.6%
Banco de Sabadell SA - ADR(Æ) 1,390,651 963
CaixaBank SA 1,255,895 3,733
Cellnex Telecom SA(Þ) 45,954 2,995
Industria de Diseno Textil SA 28,306 960
8,651
Sweden - 0.3%
Autoliv , Inc. 2,016 203
Boliden AB(Æ) 12,969 506
Kinnevik AB Class B(Æ) 11,030 481
Sandvik AB 87,099 2,269
3,459
Switzerland - 4.4%
ABB, Ltd. 28,290 1,034
Adecco Group AG 77,814 4,661
EMS- Chemie Holding AG 348 386
Julius Baer Group, Ltd. 17,233 1,140
LafargeHolcim , Ltd.(Æ) 88,760 5,204
Nestle SA 147,886 18,739
Novartis AG 50,589 4,679
Partners Group Holding AG 697 1,192
Roche Holding AG 30,193 11,676
SGS SA 205 664
Swisscom AG 877 528
UBS Group AG 394,602 6,506
Wizz Air Holdings PLC(Æ)(Þ) 38,024 2,615
59,024
Taiwan - 3.4%
Accton Technology Corp. 301,000 3,507
Catcher Technology Co., Ltd. 350,000 2,315
Hon Hai Precision Industry Co., Ltd. 642,000 2,535
MediaTek , Inc. 70,000 2,276
Realtek Semiconductor Corp. 90,000 1,896
Shin Kong Financial Holding Co., Ltd. 3,138,000 1,028
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 275,462 32,130
45,687
Thailand - 0.4%
Kasikornbank PCL 1,212,700 3,791
Siam Commercial Bank PCL (The) 505,400 1,438
5,229
Turkey - 0.2%
Turk Telekomunikasyon AS 1,018,936 788
Turkcell Iletisim Hizmetleri AS 767,697 1,402
2,190
United Kingdom - 4.3%
AstraZeneca PLC - ADR 4,142 237
Babcock International Group PLC(Æ) 339,326 1,207
BAE Systems PLC 554,549 4,438
Berkeley Group Holdings PLC 4,406 297
BP PLC 1,458,679 5,848
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British Land Co. PLC (The)(ö) 200,487 1,422
BT Group PLC(Æ) 1,223,959 2,953
Centrica PLC(Æ) 1,608,892 1,016
Endeavour Mining Corp.(Ñ) 33,758 804
Ferguson PLC 2,150 301
Intermediate Capital Group PLC(Æ) 70,305 2,119
J Sainsbury PLC 963,718 3,794
Kingfisher PLC 454,399 2,326
Land Securities Group PLC(ö) 133,754 1,318
Liberty Global PLC Class C(Æ) 9,656 259
Linde PLC 33,869 10,378
Linde PLC(Æ) 4,349 1,337
Marks & Spencer Group PLC(Æ) 596,635 1,123
Natwest Group PLC 780,220 2,193
Persimmon PLC Class A 12,831 518
Reckitt Benckiser Group PLC 3,356 258
Schroders PLC 4,806 244
St. James's Place PLC 14,599 322
Standard Chartered PLC 517,555 3,100
Unilever PLC 102,741 5,916
Wausau Paper Corp. 346,069 4,480
58,208
United States - 47.9%
3M Co. 2,512 497
Abbott Laboratories 15,037 1,819
AbbVie, Inc. 1,646 191
Accenture PLC Class A 21,954 6,974
Adobe, Inc.(Æ) 12,322 7,660
Advance Auto Parts, Inc. 1,118 237
Aflac, Inc. 32,106 1,766
Air Products & Chemicals, Inc. 2,945 857
Airbnb, Inc. Class A(Æ) 11,666 1,680
Align Technology, Inc.(Æ) 5,283 3,676
Allegion PLC 44,123 6,027
Allstate Corp. (The) 6,179 804
Alphabet, Inc. Class A(Æ) 4,733 12,753
Alphabet, Inc. Class C(Æ) 11,337 30,659
Amazon.com, Inc.(Æ) 6,078 20,225
Amcor PLC 16,492 191
Amerco , Inc. 377 222
American Express Co. 7,412 1,264
American International Group, Inc. 8,982 425
American Water Works Co., Inc. 4,105 698
AmerisourceBergen Corp. Class A 3,678 449
Analog Devices, Inc. 1,893 317
Ansys , Inc.(Æ) 18,013 6,637
Anthem, Inc.(Æ) 19,912 7,646
API Group Corp.(Æ)(Þ) 234,340 5,371
Apple, Inc. 176,310 25,716
Aptiv PLC(Æ) 26,482 4,419
Aramark 5,011 176
Archer-Daniels-Midland Co. 6,883 411
Ares Management Corp. Class A 44,101 3,158
Arrow Electronics, Inc.(Æ) 4,872 578
Arthur J Gallagher & Co. 2,116 295
AT&T, Inc. 33,586 942
Atmos Energy Corp. 2,638 260
Automatic Data Processing, Inc. 6,411 1,344
Baker Hughes, a GE Co. LLC 9,088 193

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp. 33,448 1,283
Bank of New York Mellon Corp. (The) 8,200 421
Becton Dickinson and Co. 27,290 6,979
Berkshire Hathaway, Inc. Class B(Æ) 5,335 1,485
Best Buy Co., Inc. 5,528 621
Biogen, Inc.(Æ) 1,460 477
Bio-Rad Laboratories, Inc. Class A(Æ) 9,821 7,263
BlackRock, Inc. Class A 2,061 1,787
Blackstone Group, Inc. (The) Class A 12,073 1,392
Boeing Co. (The)(Æ) 1,627 368
Booking Holdings, Inc.(Æ) 1,770 3,856
BorgWarner, Inc. 6,036 296
Boston Beer Co., Inc. Class A(Æ) 1,348 957
Boston Scientific Corp.(Æ) 37,895 1,728
Broadridge Financial Solutions, Inc. 3,668 636
Bunge, Ltd. 4,435 344
Capital One Financial Corp. 3,245 525
CarMax, Inc.(Æ) 2,616 350
Carnival Corp.(Æ) 9,294 201
Cboe Global Markets, Inc. 2,917 346
CBRE Group, Inc. Class A(Æ) 3,479 336
Centene Corp.(Æ) 7,118 488
CenterPoint Energy, Inc. 8,243 210
Charles Schwab Corp. (The) 182,325 12,389
Chegg , Inc.(Æ) 37,362 3,311
Chevron Corp. 8,836 900
Chipotle Mexican Grill, Inc. Class A(Æ) 675 1,258
Chubb, Ltd. 3,236 546
Cigna Corp. 30,230 6,937
Cincinnati Financial Corp. 4,965 585
Cisco Systems, Inc. 47,102 2,608
Citigroup, Inc. 91,342 6,177
Clorox Co. (The) 5,864 1,061
CME Group, Inc. Class A 50,237 10,657
Coca-Cola Co. (The) 39,932 2,277
Cognizant Technology Solutions Corp.
Class A 21,297 1,566
Colgate-Palmolive Co. 17,635 1,402
Comcast Corp. Class A 20,789 1,223
ConAgra Foods, Inc. 10,975 368
ConocoPhillips Co. 7,769 436
Consolidated Edison Co., Inc. 5,062 373
Constellation Brands, Inc. Class A 15,089 3,385
Cooper Cos., Inc. (The) 8,577 3,618
Copart , Inc.(Æ) 21,823 3,208
Corning, Inc. 16,071 673
Corteva , Inc. 12,293 526
CoStar Group, Inc.(Æ) 18,930 1,682
Cummins, Inc. 4,783 1,110
CVS Health Corp. 7,003 577
Danaher Corp. 50,373 14,985
DexCom , Inc.(Æ) 5,049 2,603
Discover Financial Services 2,550 317
Discovery, Inc. Class A(Æ)(Ñ) 7,825 227
DISH Network Corp. Class A(Æ) 6,093 255
Diversey Holdings, Ltd.(Æ) 201,904 3,368
Dollar Tree, Inc.(Æ) 39,326 3,924
Dow, Inc. 5,243 326
DowDuPont , Inc. 5,156 387
DR Horton, Inc. 92,180 8,797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DT Midstream, Inc. 1,365 58
DTE Energy Co. 2,731 320
Duke Energy Corp. 5,884 618
Eastman Chemical Co. 2,963 334
Eaton Corp. PLC 9,457 1,495
Edison International 3,063 167
Eli Lilly & Co. 3,619 881
Emerson Electric Co. 3,286 332
Entergy Corp. 2,825 291
EOG Resources, Inc. 4,834 352
Eversource Energy(Æ) 2,708 234
Exelon Corp. 9,467 443
Exxon Mobil Corp. 21,089 1,214
Facebook, Inc. Class A(Æ) 87,401 31,140
Fair Isaac Corp.(Æ) 5,345 2,800
Fastenal Co. 17,401 953
FedEx Corp. 1,829 512
Fidelity National Information Services,
Inc. 73,447 10,947
Fifth Third Bancorp 5,876 213
FirstEnergy Corp. 5,606 215
Five Below, Inc.(Æ) 14,349 2,790
FleetCor Technologies, Inc.(Æ) 10,287 2,656
Ford Motor Credit Co. LLC(Æ) 49,240 687
Fortive Corp. 4,824 351
Fox Corp. Class A 10,352 369
Garmin, Ltd. 3,537 556
General Dynamics Corp. 2,861 561
General Electric Co. 12,013 156
General Mills, Inc. 6,623 390
General Motors Co.(Æ) 57,888 3,290
Genuine Parts Co. 5,878 746
Global Payments, Inc. 14,664 2,836
Goldman Sachs Group, Inc. (The) 2,166 812
Halliburton Co. 94,740 1,959
HCA Healthcare, Inc. 27,913 6,928
Henry Schein, Inc.(Æ) 2,487 199
Hershey Co. (The) 4,733 847
Hewlett Packard Enterprise Co. Class H 34,955 507
Home Depot, Inc. (The) 8,303 2,725
Honeywell International, Inc. 6,897 1,612
Hormel Foods Corp. 14,285 663
Host Hotels & Resorts, Inc.(Æ)(ö) 12,857 205
HP, Inc.(Æ) 20,742 599
Humana, Inc. 1,239 528
Huntington Ingalls Industries, Inc. 1,352 277
II-VI, Inc.(Æ) 21,665 1,512
Illinois Tool Works, Inc. 5,760 1,306
Illumina, Inc.(Æ) 4,072 2,019
Intel Corp. 31,451 1,690
International Business Machines Corp. 6,050 853
International Flavors & Fragrances, Inc. 2,149 324
International Paper Co. 3,527 204
Interpublic Group of Cos., Inc. (The) 12,188 431
Jacobs Engineering Group, Inc. 2,300 311
Jazz Pharmaceuticals PLC(Æ) 1,412 239
JM Smucker Co. (The) 2,628 345
Johnson & Johnson 37,666 6,486
Johnson Controls International PLC(Æ) 50,348 3,596
JPMorgan Chase & Co. 48,556 7,370

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Juniper Networks, Inc. 19,899 560
Keurig Dr Pepper, Inc. 8,862 312
Kimberly-Clark Corp. 12,094 1,641
Kinder Morgan, Inc. 28,100 488
Knight-Swift Transportation Holdings,
Inc.(Æ) 4,375 217
Kraft Heinz Foods Co. 13,536 521
Kroger Co. (The) 7,782 317
L3Harris Technologies, Inc. 7,669 1,739
Laboratory Corp. of America
Holdings(Æ) 1,323 392
Lam Research Corp. 476 303
Lear Corp. 1,490 261
Leidos Holdings, Inc. 2,138 228
Lennar Corp. Class A 79,610 8,371
Lennar Corp. Class B 1,261 109
Liberty SiriusXM Group Class C(Æ) 8,253 381
LKQ Corp.(Æ) 6,158 313
Lockheed Martin Corp. 2,887 1,073
Loews Corp. 4,028 216
Lululemon Athletica , Inc.(Æ) 6,425 2,571
Lumen Technologies, Inc. 28,439 355
LyondellBasell Industries NV Class A 2,766 275
Manhattan Associates, Inc.(Æ) 9,763 1,558
Marathon Petroleum Corp. 5,388 298
Marsh & McLennan Cos., Inc. 41,187 6,064
Marvell Technology Group, Ltd. 54,514 3,299
MasterCard, Inc. Class A 30,146 11,635
Match Group, Inc.(Æ) 39,655 6,316
Maxim Integrated Products, Inc. 2,924 292
McDonald's Corp. 4,482 1,088
Medical Properties Trust, Inc. (ö) 12,733 268
Medtronic PLC 65,181 8,559
Merck & Co., Inc. 2,612 201
MetLife, Inc. 7,756 448
MGM Resorts International 6,549 246
Micron Technology, Inc. 137,764 10,688
Microsoft Corp. 69,409 19,775
Mohawk Industries, Inc.(Æ) 1,200 234
Molson Coors Beverage Co. Class B 5,433 266
Mondelez International, Inc. Class A 24,557 1,553
Morgan Stanley 7,806 749
Mosaic Co. (The) 6,233 195
MultiPlan Corp.(Æ)(Ñ) 150,594 1,212
Newell Rubbermaid, Inc. 7,128 176
Newmont Corp. 12,827 806
News Corp. Class A 9,525 235
NextEra Energy, Inc. 8,443 658
Northern Trust Corp. 2,216 250
Northrop Grumman Corp. 435 158
Nucor Corp. 5,997 624
NVIDIA Corp. 4,193 818
Oak Street Health, Inc.(Æ) 19,526 1,231
Ollie's Bargain Outlet Holdings, Inc.(Æ) 32,626 3,037
Omnicom Group, Inc. 4,370 318
ONEOK, Inc. 4,230 220
Organon & Co. 1,447 42
Ovintiv , Inc. 64,043 1,646
Owens Corning 2,150 207
PACCAR Financial Corp. 4,945 410
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Packaging Corp. of America 1,291 183
Paychex, Inc. 9,458 1,077
Paycom Software, Inc.(Æ) 4,620 1,848
PayPal Holdings, Inc.(Æ) 851 234
PepsiCo, Inc. 36,987 5,805
Pfizer, Inc. 243,243 10,413
PG&E Corp.(Æ) 16,041 141
Phillips 66 3,817 280
Pioneer Natural Resources Co. 1,640 238
Planet Fitness, Inc. Class A(Æ) 26,054 1,960
PNC Financial Services Group, Inc.
(The) 3,622 661
Procter & Gamble Co. (The) 53,696 7,637
Progressive Corp. (The) 13,746 1,308
Prologis, Inc.(ö) 2,717 348
Prudential Financial, Inc. 4,372 438
Public Service Enterprise Group, Inc. 7,015 437
Public Storage(ö) 3,227 1,008
PulteGroup, Inc. 4,230 232
Qorvo , Inc.(Æ) 8,252 1,564
Raytheon Technologies Corp.(Æ) 11,034 959
Republic Services, Inc. Class A 8,524 1,009
RingCentral, Inc. Class A(Æ) 7,284 1,947
Rockwell Automation, Inc. 2,864 880
Royal Caribbean Cruises, Ltd.(Æ) 2,611 201
S&P Global, Inc. 20,963 8,987
Salesforce.com, Inc.(Æ) 17,431 4,217
Sempra Energy 4,287 560
Sensata Technologies Holding PLC(Æ) 3,184 187
Skyworks Solutions, Inc. 1,679 310
Snap-on, Inc. 2,685 585
Southern Co. (The) 4,724 302
Stanley Black & Decker, Inc. 6,228 1,227
Starbucks Corp. 14,426 1,752
State Street Corp. 3,630 316
Steel Dynamics, Inc. 4,645 299
Synchrony Financial 29,098 1,368
T. Rowe Price Group, Inc. 8,222 1,679
TE Connectivity, Ltd. 9,039 1,333
Teleflex, Inc. 5,436 2,160
Tesla, Inc.(Æ) 1,237 850
Texas Instruments, Inc. 9,996 1,905
Textron, Inc. 4,447 307
TJX Cos., Inc. (The) 41,705 2,870
T-Mobile USA, Inc.(Æ) 1,388 200
Tradeweb Markets, Inc. Class A 15,143 1,313
Travelers Cos., Inc. (The) 11,424 1,701
Truist Financial Corp. 9,463 515
Tyson Foods, Inc. Class A 15,320 1,095
UGI Corp. 8,149 375
Union Pacific Corp. 4,222 924
United Rentals, Inc.(Æ) 348 115
UnitedHealth Group, Inc. 37,397 15,416
Universal Health Services, Inc. Class B 2,157 346
US Bancorp 12,151 675
Valero Energy Corp. 3,838 257
Ventas, Inc. (ö) 4,135 247
Verizon Communications, Inc. 13,648 761
ViacomCBS , Inc. Class B 4,837 198
Viatris , Inc. 21,316 300

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Visa, Inc. Class A 2,993 737
Vornado Realty Trust (ö) 4,606 200
Walgreens Boots Alliance, Inc. 10,807 510
Walmart, Inc. 14,598 2,081
Walt Disney Co. (The)(Æ) 44,684 7,865
Waste Management, Inc. 10,738 1,592
Wells Fargo & Co. 149,619 6,873
West Pharmaceutical Services, Inc. 10,432 4,295
Western Digital Corp.(Æ) 6,300 409
Westinghouse Air Brake Technologies
Corp. 3,776 320
Westrock Co. 4,111 202
Whirlpool Corp. 1,031 228
Workday, Inc. Class A(Æ) 5,818 1,364
WW Grainger, Inc. 1,213 539
Xilinx, Inc. 3,181 477
Zoetis, Inc. Class A 52,366 10,615
647,572
Total Common Stocks
(cost $1,047,810) 1,260,680
Preferred Stocks - 0.7%
South Korea - 0.7%
Samsung Electronics Co., Ltd.
4.399% (Ÿ) 157,554 9,890
Total Preferred Stocks
(cost $8,886) 9,890
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 45,889,420 (∞) 45,880
Total Short-Term Investments
(cost $45,880) 45,880
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 3,682,566 (∞) 3,683
Total Other Securities
(cost $3,683) 3,683
Total Investments - 97.7%
(identified cost $1,106,259) 1,320,133
Other Assets and Liabilities, Net
- 2.3%
31,091
Net Assets - 100.0%
1,351,224

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.2%
ABN AMRO Bank NV 10/04/19 EUR 223,068 13 .36 2,980
2,591
API Group Corp. 10/05/17 234,340 10 .16 2,382
5,371
Cellnex Telecom SA 06/14/19 EUR 45,954 49 .84 2,290
2,995
Wizz Air Holdings PLC 11/13/20 GBP 38,024 63 .82 2,427
2,615
Worldline SA 06/07/19 EUR 34,172 79 .65 2,722 3,198
16,770
For a description of restricted securities see note 6 in the Notes to Quarterly Report .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Hang Seng Index Futures 1 HKD 1,295 08/21
6
MSCI Singapore Index Futures 2 SGD 72 08/21
1
Russell 2000 E-Mini Index Futures 307 USD 34,102 09/21
(1,515)
S&P 500 E-Mini Index Futures 683 USD 149,901 09/21
5,399
S&P/TSX 60 Index Futures 63 CAD 15,276 09/21
179
SPI 200 Index Futures 183 AUD 33,398 09/21 43
Short Positions
Amsterdam Index Futures 36 EUR 5,409 08/21
(106)
CAC40 Euro Index Futures 214 EUR 14,144 08/21
(177)
DAX Index Futures 29 EUR 11,273 09/21
159
EURO STOXX 50 Index Futures 204 EUR 8,340 09/21
93
FTSE 100 Index Futures 70 GBP 4,877 09/21
113
FTSE/MIB Index Futures 27 EUR 3,423 09/21
33
IBEX 35 Index Futures 36 EUR 3,123 08/21
6
MSCI Emerging Markets Index Futures 1,815 USD 115,951 09/21
8,345
OMXS30 Index Futures 166 SEK 39,346 08/21
(49)
TOPIX Index Futures 27 JPY 514,350 09/21 82
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 12,612
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 816 USD 967 08/03/21 —
Bank of America GBP 3,900 USD 5,400 09/15/21 (21)
Bank of America HKD 13,697 USD 1,762 08/03/21 —
Bank of America JPY 1,049,940 USD 9,504 09/15/21 (70)
Bank of Montreal USD 2,436 AUD 3,150 09/15/21 (124)
Bank of Montreal USD 2,905 CAD 3,512 09/15/21 (90)
Bank of Montreal USD 1,924 JPY 210,694 09/15/21 (3)
Bank of Montreal USD 1,950 NOK 16,134 09/15/21 (124)
Bank of Montreal USD 1,750 NZD 2,440 09/15/21 (51)
Bank of Montreal CHF 6,363 USD 7,120 09/15/21 88
Bank of Montreal EUR 8,696 USD 10,616 09/15/21 293
Bank of Montreal SEK 12,890 USD 1,561 09/15/21 63
Bank of New York USD 2,444 AUD 3,150 09/15/21 (132)
Bank of New York USD 2,911 CAD 3,512 09/15/21 (96)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,930 JPY 210,694 09/15/21 (8)
Bank of New York USD 1,957 NOK 16,134 09/15/21 (130)
Bank of New York USD 1,758 NZD 2,440 09/15/21 (58)
Bank of New York CHF 6,363 USD 7,141 09/15/21 108
Bank of New York EUR 8,696 USD 10,638 09/15/21 314
Bank of New York SEK 12,890 USD 1,565 09/15/21 67
Citigroup USD 2,436 AUD 3,150 09/15/21 (124)
Citigroup USD 2,906 CAD 3,512 09/15/21 (91)
Citigroup USD 1,925 JPY 210,694 09/15/21 (3)
Citigroup USD 1,951 NOK 16,134 09/15/21 (125)
Citigroup USD 1,750 NZD 2,440 09/15/21 (50)
Citigroup CHF 6,363 USD 7,124 09/15/21 92
Citigroup EUR 8,696 USD 10,620 09/15/21 295
Citigroup SEK 12,890 USD 1,562 09/15/21 64
JPMorgan Chase USD 2,436 AUD 3,150 09/15/21 (124)
JPMorgan Chase USD 2,905 CAD 3,512 09/15/21 (90)
JPMorgan Chase USD 1,924 JPY 210,694 09/15/21 (3)
JPMorgan Chase USD 1,950 NOK 16,134 09/15/21 (124)
JPMorgan Chase USD 1,750 NZD 2,440 09/15/21 (51)
JPMorgan Chase CHF 6,363 USD 7,121 09/15/21 88
JPMorgan Chase EUR 8,696 USD 10,616 09/15/21 293
JPMorgan Chase SEK 12,890 USD 1,561 09/15/21 63
Royal Bank of Canada USD 2,446 AUD 3,150 09/15/21 (133)
Royal Bank of Canada USD 2,910 CAD 3,512 09/15/21 (95)
Royal Bank of Canada USD 1,930 JPY 210,694 09/15/21 (9)
Royal Bank of Canada USD 1,959 NOK 16,134 09/15/21 (133)
Royal Bank of Canada USD 1,759 NZD 2,440 09/15/21 (59)
Royal Bank of Canada CHF 6,363 USD 7,144 09/15/21 112
Royal Bank of Canada EUR 8,696 USD 10,642 09/15/21 317
Royal Bank of Canada SEK 12,890 USD 1,566 09/15/21 68
State Street USD 429 DKK 2,611 09/15/21 (12)
State Street USD 2,973 GBP 2,105 09/15/21 (47)
State Street HKD 2,830 USD 365 09/15/21 1
State Street SGD 120 USD 91 09/15/21 2
State Street TWD 1,727 USD 62 08/02/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 148
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 445 $ — $ —
$ —
$ 445
Australia — 5,244 —
—
5,244
Austria — 2,037 —
—
2,037
Belgium — 4,734 —
—
4,734
Brazil 1,414 — —
—
1,414
Canada 33,257 — —
—
33,257
China 8,330 5,291 —
—
13,621
Denmark — 2,612 —
—
2,612
Finland — 7,062 —
—
7,062
France — 60,379 —
—
60,379

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany — 42,255 —
—
42,255
Hong Kong — 11,722 —
—
11,722
India 8,088 — —
—
8,088
Indonesia — 1,798 —
—
1,798
Ireland — 9,114 —
—
9,114
Italy — 15,856 —
—
15,856
Japan — 104,607 —
—
104,607
Luxembourg — 7,513 —
—
7,513
Malaysia — 1,091 —
—
1,091
Mexico 3,258 — —
—
3,258
Netherlands — 37,432 —
—
37,432
Norway — 4,225 —
—
4,225
Russia 919 5,033 —
—
5,952
Singapore — 3,694 —
—
3,694
South Africa 1,335 7,774 —
—
9,109
South Korea 3,767 30,374 —
—
34,141
Spain — 8,651 —
—
8,651
Sweden 203 3,256 —
—
3,459
Switzerland — 59,024 —
—
59,024
Taiwan 32,130 13,557 —
—
45,687
Thailand — 5,229 —
—
5,229
Turkey — 2,190 —
—
2,190
United Kingdom 2,637 55,571 —
—
58,208
United States 647,572 — —
—
647,572
Preferred Stocks — 9,890 — — 9,890
Short-Term Investments — — — 45,880 45,880
Other Securities — — — 3,683 3,683
Total Investments 743,355 527,215 — 49,563 1,320,133
Other Financial Instruments
Assets
Futures Contracts 14,459 — — — 14,459
Foreign Currency Exchange Contracts — 2,328 — — 2,328
Liabilities
Futures Contracts (1,847) — — — (1,847)
Foreign Currency Exchange Contracts (1) (2,179) — — (2,180)
Total Other Financial Instruments
*
$ 12,611 $ 149 $ — $ — $ 12,760
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
175,521
Consumer Staples ...................................................................
57,389
Energy ....................................................................................
44,977
Financial Services ...................................................................
266,277
Health Care .............................................................................
153,471
Materials and Processing ........................................................
78,176
Producer Durables ..................................................................
132,926
Technology ..............................................................................
310,791
Utilities ...................................................................................
41,152
Preferred Stocks
Technology ..............................................................................
9,890
Short-Term Investments ................................................................
45,880
Other Securities ...........................................................................
3,683
Total Investments .................................................................... 1,320,133

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.7%
Argentina - 0.2%
Globant SA(Æ) 10,465 2,503
MercadoLibre , Inc.(Æ) 46 72
2,575
Bangladesh - 0.5%
BRAC Bank, Ltd. 3,316,063 1,927
GrameenPhone , Ltd. 660,948 2,953
Square Pharmaceuticals, Ltd. 790,995 2,071
6,951
Brazil - 4.4%
Adecoagro SA(Æ) 118,337 1,131
Afya , Ltd. Class A(Æ) 87,965 2,023
Atacadao SA 408,300 1,489
Azul SA - ADR(Æ) 99,437 2,230
B3 SA - Brasil Bolsa Balcao 1,389,489 4,068
Banco BTG Pactual SA(Æ) 527,600 2,964
Banco do Brasil SA 211,500 1,284
BB Seguridade Participacoes SA 221,500 909
Caixa Seguridade Participacoes SA(Æ) 648,800 1,365
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 55,500 378
Cia Siderurgica Nacional SA 79,200 711
CPFL Energia SA 177,000 860
CSN Mineracao SA 1,560,000 2,756
Energisa SA 192,000 1,576
Equatorial Energia SA 135,900 631
Hapvida Participacoes e Investimentos
SA(Þ) 125,000 342
JBS SA 677,000 4,166
Localiza Rent a Car SA 119,600 1,427
Marfrig Global Foods SA 141,700 534
Minerva SA 719,500 1,239
Natura & Co Holding SA(Æ) 143,900 1,485
Notre Dame Intermedica Participacoes
SA 16,400 252
Pagseguro Digital, Ltd. Class A(Æ) 45,073 2,499
Petrobras Distribuidora SA 261,000 1,420
Petroleo Brasileiro SA 132,500 700
Petroleo Brasileiro SA - ADR 51,713 531
Telefonica Brasil , SA 73,100 578
Vale SA 472,700 9,872
Vale SA Class B - ADR 177,972 3,741
WEG SA 491,500 3,370
56,531
Canada - 0.5%
First Quantum Minerals, Ltd. 153,630 3,291
Ivanhoe Mines, Ltd. Class A(Æ) 258,848 1,921
Parex Resources, Inc. 73,350 1,205
6,417
Chile - 0.0%
Cencosud SA 202,640 368
China - 25.4%
360 DigiTech , Inc. - ADR(Æ) 14,089 299
3SBio, Inc. Class A(Æ)(Þ) 781,000 652
Agricultural Bank of China, Ltd. Class H 17,870,000 5,962
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airtac International Group 37,000 1,194
Alibaba Group Holding, Ltd.(Æ) 1,000,400 24,446
Alibaba Group Holding, Ltd. - ADR(Æ) 67,320 13,140
A-Living Services Co., Ltd. Class H(Þ) 690,500 2,650
Aluminum Corp. of China, Ltd. Class
H(Æ) 4,466,000 2,712
Anhui Conch Cement Co., Ltd. Class H 698,235 3,340
Anta Sports Products, Ltd. 24,000 524
Autohome , Inc. - ADR 6,570 298
BAIC Motor Corp., Ltd. Class H(Þ) 1,000,000 357
Baidu, Inc. - ADR(Æ) 37,492 6,149
Bank of China, Ltd. Class H 12,133,000 4,217
Bank of Communications Co., Ltd. Class
H 2,702,000 1,565
Baoshan Iron & Steel Co. Ltd. Class A 2,034,300 2,500
Beijing Sinnet Technology Co., Ltd
Class A 748,137 1,879
BGI Genomics Co., Ltd(Æ) 22,400 390
BYD Co., Ltd. Class A 18,800 775
BYD Co., Ltd. Class H 26,000 801
Centre Testing International Group Co.,
Ltd. Class A 205,200 864
Cheerwin Group, Ltd.(Þ) 401,500 290
China CITIC Bank Corp., Ltd. Class H 4,769,000 2,135
China Conch Venture Holdings, Ltd. 245,000 897
China Construction Bank Corp. Class H 20,822,554 14,537
China Feihe , Ltd.(Þ) 58,000 112
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Gas Holdings, Ltd. 308,600 957
China Hongqiao Group, Ltd. 683,500 914
China International Capital Corp., Ltd.
Class H(Þ) 475,600 1,095
China International Travel Service Corp.,
Ltd. Class A 42,200 1,577
China Life Insurance Co., Ltd. Class H 664,000 1,110
China Longyuan Power Group Corp.,
Ltd. Class H 3,457,057 6,468
China Medical System Holdings, Ltd. 468,000 951
China Merchants Bank Co., Ltd. Class A 118,300 853
China Merchants Bank Co., Ltd. Class H 960,852 7,334
China National Building Material Co.,
Ltd. Class H 1,074,000 1,169
China Overseas Land & Investment, Ltd. 467,000 981
China Pacific Insurance Group Co., Ltd.
Class H 297,400 838
China Petroleum & Chemical Corp.
Class H 3,886,000 1,771
China Resources Gas Group, Ltd. 626,000 3,858
China Resources Land, Ltd. 324,000 1,085
China Resources Pharmaceutical Group,
Ltd.(Þ) 648,500 347
China Shenhua Energy Co., Ltd. Class H 1,179,594 2,236
China Taiping Insurance Holdings Co.,
Ltd. 239,800 337
China Tower Corp., Ltd. Class H(Þ) 4,496,000 596
China Vanke Co., Ltd. Class H 194,300 507
China Yangtze Power Co., Ltd. Class A 596,000 1,754
China Yongda Automobiles Services
Holdings, Ltd. 494,500 928
China Youran Dairy Group, Ltd.(Æ)(Þ) 1,251,000 713

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chinasoft International, Ltd.(Æ) 230,000 414
Chongqing Brewery Co., Ltd Class A(Æ) 38,400 919
CIFI Holdings Group Co., Ltd. 3,622,000 2,185
CITIC Securities Co., Ltd. Class H 243,500 542
CITIC, Ltd. 617,000 668
Contemporary Amperex Technology Co.,
Ltd. Class A 71,160 6,073
COSCO SHIPPING Holdings Co., Ltd.
Class A(Æ) 551,200 1,513
Country Garden Services Holdings Co.,
Ltd. 195,000 1,584
CSPC Pharmaceutical Group, Ltd. 1,595,000 2,155
Daqo New Energy Corp. - ADR(Æ) 18,007 1,067
Dongfeng Motor Group Co., Ltd. Class H 208,000 185
Fosun International, Ltd. 323,000 428
FuJian Green Pine Co., Ltd Class A 158,118 378
Ganfeng Lithium Co., Ltd. Class H(Þ) 45,800 994
Gree Electric Appliances, Inc. of Zhuhai
Class A 322,400 2,374
Guangzhou Automobile Group Co., Ltd.
Class H 2,914,435 2,525
Haier Smart Home Co., Ltd. Class H 203,800 699
Haitian International Holdings, Ltd. 137,000 502
Hengan International Group Co., Ltd. 218,500 1,301
Industrial & Commercial Bank of China,
Ltd. Class H 10,169,401 5,657
Industrial Bank Co., Ltd. Class A 1,444,389 3,957
JD Logistics, Inc.(Æ)(Þ) 1,041,100 3,758
JD.com, Inc. Class A(Æ) 125,000 4,439
JD.com, Inc. - ADR(Æ) 29,113 2,064
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 1,360,300 1,242
Jiangsu Expressway Co., Ltd. Class H 1,929,060 2,061
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A 66,198 1,672
JiuGui Liquor Co., Ltd. Class A 39,100 1,163
Joinn Laboratories China Co., Ltd. Class
A 19,900 586
JOYY, Inc.(Æ) 7,626 408
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Ñ)(Þ) 359,000 954
Kuaishou Technology(Æ)(Þ) 47,200 670
Kweichow Moutai Co., Ltd. Class A 11,463 2,983
Lenovo Group, Ltd. 1,114,000 1,042
Li Ning Co., Ltd. 574,000 6,067
Longfor Group Holdings, Ltd.(Þ) 489,000 2,286
LONGi Green Energy Technology Co.,
Ltd. Class A 77,440 1,034
Meituan-Dianping Class B(Æ)(Þ) 107,500 2,979
Midea Real Estate Holding, Ltd.(Þ) 520,000 879
MMG, Ltd.(Æ) 3,287,000 1,680
Muyuan Foodstuff Co., Ltd. Class A 45,780 300
NetEase , Inc. - ADR 21,244 2,171
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 43,894 95
NIO, Inc. - ADR(Æ) 8,660 387
PetroChina Co., Ltd. Class H 13,058,000 5,435
Pharmaron Beijing Co., Ltd. Class H(Þ) 147,500 3,234
PICC Property & Casualty Co., Ltd.
Class H 734,000 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pinduoduo , Inc. - ADR(Æ) 3,059 280
Ping An Bank Co., Ltd. Class A 870,500 2,387
Ping An Insurance Group Co. of China,
Ltd. Class A 376,100 3,129
Ping An Insurance Group Co. of China,
Ltd. Class H 744,000 6,531
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,045,000 675
Riyue Heavy Industry Co., Ltd. Class A 455,500 2,457
SAIC Motor Corp., Ltd. Class A 456,988 1,302
SF Holding, Ltd. Class A 39,400 362
Shaanxi Coal Industry Co., Ltd. Class A 845,510 1,464
Shanghai International Airport Co., Ltd.
Class A 319,700 1,910
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,122,600 2,402
Shenzhen Inovance Control Technology
Co., Ltd. Class A 136,918 1,653
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 52,300 3,166
Shenzhen Overseas Chinese Town Co.,
Ltd. Class A 283,600 284
Shimao Services Holdings, Ltd.(Þ) 773,000 1,794
Sinopharm Group Co., Ltd. Class H 153,600 404
Sinotruk Hong Kong, Ltd. 488,500 844
Sunac China Holdings, Ltd. 279,000 725
Suofeiya Home Collection Co., Ltd.
Class A 438,500 1,298
Tencent Holdings, Ltd. 572,580 35,336
Times Property Holdings, Ltd. 1,855,000 1,754
Topsports International Holdings, Ltd.(Þ) 310,000 433
Trip.com Group, Ltd. - ADR(Æ) 98,719 2,560
Tsingtao Brewery Co., Ltd. Class H 220,000 1,736
Vipshop Holdings, Ltd. - ADR 109,698 1,824
Wanhua Chemical Group Co., Ltd. Class
A 28,000 494
Weichai Power Co., Ltd. Class H 1,006,000 2,203
Wingtech Technology Co., Ltd. Class A 138,738 2,359
Wuliangye Yibin Co., Ltd. Class A 93,800 3,209
Wus Printed Circuit ( Kunshan ) Co., Ltd.
Class A 983,945 2,014
WuXi AppTec Co., Ltd. Class A 94,960 2,206
WuXi AppTec Co., Ltd. Class H(Þ) 265,283 5,904
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 182,000 2,778
Xianhe Co., Ltd. Class A 400,500 2,461
Yifeng Pharmacy Chain Co., Ltd. Class A 288,434 2,180
Yum China Holdings, Inc. 11,826 735
Zai Lab, Ltd. - ADR(Æ) 3,465 501
Zhongsheng Group Holdings, Ltd. 437,000 4,024
Zijin Mining Group Co., Ltd. Class H 1,544,000 2,203
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class A 547,460 646
Zoomlion Heavy Industry Science and
Technology Co., Ltd. Class H 295,000 254
328,249
Egypt - 0.3%
Cleopatra Hospital(Æ) 3,236,980 983
Commercial International Bank Egypt
SAE(Æ) 307,165 1,117

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,034,850 1,525
Edita Food Industries SAE 1,152,556 565
4,190
France - 0.2%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 2,713 2,171
Sartorius Stedim Biotech 1,054 601
Teleperformance - GDR 395 167
2,939
Georgia - 0.1%
Georgia Capital PLC(Æ) 95,645 837
TBC Bank Group PLC 49,179 829
1,666
Greece - 0.3%
Alpha Bank AE(Æ) 2,550,631 3,278
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 507,354 3,229
Hong Kong - 2.9%
AIA Group, Ltd. 278,200 3,337
ASM Pacific Technology, Ltd. 204,200 2,634
Cathay Pacific Airways, Ltd.(Æ) 1,708,000 1,371
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Galaxy Entertainment Group, Ltd.(Æ) 654,000 4,450
Geely Automobile Holdings, Ltd. 717,000 2,399
Hong Kong Exchanges & Clearing, Ltd. 10,600 677
Kingboard Holdings, Ltd. 505,500 2,651
Kingboard Laminates Holdings, Ltd. 183,000 367
Kunlun Energy Co., Ltd. 6,804,000 5,892
Melco Crown Entertainment, Ltd.
- ADR(Æ) 92,127 1,282
Nine Dragons Paper Holdings, Ltd. 1,400,000 1,766
Orient Overseas International, Ltd. 141,500 2,601
PAX Global Technology, Ltd. 612,000 663
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Shimao Group Holdings, Ltd. 942,500 1,859
Sun Art Retail Group, Ltd. 2,312,711 1,439
Techtronic Industries Co., Ltd. 53,000 949
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 2,974,500 2,468
36,874
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC(Æ) 133,402 1,063
OTP Bank PLC(Æ) 119,571 6,448
7,511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 10.1%
ACC, Ltd. 86,485 2,788
Apollo Hospitals Enterprise, Ltd. 46,460 2,519
Asian Paints, Ltd. 54,145 2,156
AU Small Finance Bank, Ltd.(Æ)(Þ) 53,431 882
Aurobindo Pharma, Ltd. 35,705 440
Axis Bank, Ltd.(Æ) 258,784 2,469
Bajaj Auto, Ltd. 15,673 808
Bajaj Finance, Ltd. 14,399 1,211
Balrampur Chini Mills, Ltd. Class A 150,203 771
Bharat Electronics, Ltd. 264,997 660
Bharat Petroleum Corp., Ltd. 111,588 668
Bharti Airtel, Ltd. 203,312 1,539
Britannia Industries, Ltd. 10,539 485
Divi's Laboratories, Ltd. 62,528 4,123
Dr Reddy's Laboratories, Ltd. 11,889 752
Escorts, Ltd. 85,169 1,357
GAIL India, Ltd. 1,667,104 3,128
Glenmark Pharmaceuticals, Ltd. 162,754 1,329
Godrej Consumer Products, Ltd. 42,663 568
Grasim Industries, Ltd. 39,910 834
HCL Technologies, Ltd. 126,243 1,740
HDFC Bank, Ltd. 243,842 4,692
Hero MotoCorp, Ltd. 18,158 675
Hindalco Industries, Ltd. 416,775 2,494
Housing Development Finance Corp.,
Ltd. 96,954 3,195
ICICI Bank, Ltd. 1,319,290 12,132
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 41,487 353
IndusInd Bank, Ltd. 203,437 2,695
Infosys, Ltd. 230,737 5,027
Infosys, Ltd. - ADR 284,236 6,287
JSW Steel, Ltd. 150,956 1,498
Larsen & Toubro, Ltd. 305,950 6,607
Mahindra & Mahindra, Ltd. 115,017 1,150
Maruti Suzuki India, Ltd. 19,396 1,823
Motherson Sumi Systems, Ltd. 350,603 1,109
NTPC, Ltd. 411,044 655
Oil & Natural Gas Corp., Ltd. 243,924 376
Power Grid Corp. of India, Ltd. 1,398,646 3,219
Power Grid Corp. of India, Ltd.(Æ)(Š) 466,215 1,072
Reliance Industries, Ltd. 394,600 9,605
Shriram Transport Finance Co., Ltd. 23,370 437
State Bank of India 1,684,793 9,789
Sun Pharmaceutical Industries, Ltd. 59,200 616
Tata Consultancy Services, Ltd. 76,194 3,246
Tata Motors, Ltd.(Æ) 295,146 1,170
Tata Steel, Ltd. 317,979 6,144
Tech Mahindra, Ltd. 92,375 1,502
UltraTech Cement, Ltd. 31,577 3,236
United Breweries, Ltd. 74,725 1,435
United Phosphorus, Ltd. 70,330 768
Vedanta, Ltd. 840,214 3,397
Wipro, Ltd. 90,578 716
WNS Holdings, Ltd. - ADR(Æ) 18,150 1,494
129,841
Indonesia - 1.3%
Astra International Tbk PT 5,103,000 1,666

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Central Asia Tbk PT 604,600 1,248
Bank Negara Indonesia Persero Tbk PT 8,772,900 2,897
Bank Rakyat Indonesia Persero Tbk PT 16,121,595 4,140
Indofood Sukses Makmur Tbk PT 1,171,500 493
International Nickel Indonesia Tbk PT 1,322,800 505
Semen Indonesia Persero Tbk PT 3,316,081 1,768
Telekomunikasi Indonesia Persero Tbk
PT 18,802,000 4,217
16,934
Japan - 0.1%
Murata Manufacturing Co., Ltd. 14,700 1,219
Tokyo Electron, Ltd. 1,100 453
1,672
Kazakhstan - 0.7%
Halyk Bank JSC - GDR 135,175 2,017
Kaspi.KZ JSC - GDR 66,428 7,522
9,539
Kenya - 0.5%
Equity Group Holdings, Ltd.(Æ) 5,319,900 2,395
Safaricom PLC 9,917,300 3,831
6,226
Kuwait - 0.1%
Agility Public Warehousing Co. 212,366 697
Mobile Telecommunications Co. KSC 147,620 290
987
Luxembourg - 0.0%
Ternium SA - ADR 10,070 490
Malaysia - 0.1%
Supermax Corp. BHD 1,175,353 911
Mexico - 1.6%
America Movil SAB de CV Class L
- ADR 29,263 487
Cemex SAB de CV(Æ) 861,600 703
Cemex SAB de CV - ADR(Æ) 665,863 5,414
Fibra Uno Administracion SA de CV(ö) 385,300 420
Fomento Economico Mexicano SAB de
CV 214,875 1,875
Grupo Aeroportuario del Sureste SAB de
CV Class B 19,140 348
Grupo Cementos de Chihuahua SAB
de CV 150,060 1,220
Grupo Financiero Banorte SAB de CV
Class O 938,084 6,082
Grupo Mexico SAB de CV 203,800 934
Industrias Bachoco SAB de CV 303,100 1,109
Orbia Advance Corp. SAB de CV 671,300 1,829
Wal-Mart de Mexico SAB de CV 229,120 755
21,176
Morocco - 0.4%
Attijariwafa Bank SA(Æ) 13,824 697
Label'Vie SA 7,009 3,139
Maroc Telecom - ADR 68,706 1,044
4,880
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 0.1%
ASML Holding NV 2,189 1,665
Nigeria - 0.3%
Guaranty Trust Holding Co. PLC 48,905,697 3,387
Pakistan - 0.2%
Lucky Cement, Ltd.(Æ) 239,280 1,308
Meezan Bank, Ltd. 1,840,425 1,415
2,723
Panama - 0.1%
Copa Holdings SA Class A(Æ) 10,224 725
Peru - 0.1%
Credicorp , Ltd. 7,665 774
Philippines - 0.6%
Ayala Land, Inc. 2,149,000 1,405
Bank of the Philippine Islands 823,510 1,326
Converge ICT Solutions, Inc.(Æ) 3,385,100 1,545
Jollibee Foods Corp. 88,460 336
Megaworld Corp. 19,599,000 1,087
Metro Pacific Investments Corp. 5,961,000 418
Metropolitan Bank & Trust Co. - ADR 2,621,000 2,256
8,373
Poland - 1.2%
Allegro.eu SA(Æ)(Þ) 78,295 1,343
Bank Pekao SA 196,126 4,785
Dino Polska SA(Æ)(Þ) 36,782 2,944
InPost SA(Æ) 92,470 1,811
KGHM Polska Miedz SA 84,134 4,250
15,133
Romania - 0.5%
Banca Transilvania SA 4,269,842 2,884
Fondul Proprietatea SA 8,496,600 3,766
6,650
Russia - 4.4%
Fix Price Group, Ltd. - GDR(Æ) 148,958 1,138
Gazprom PJSC 529,992 2,064
Gazprom PJSC - ADR 178,038 1,386
Lukoil PJSC 159,511 13,706
Lukoil PJSC - ADR 57,349 4,915
MMC Norilsk Nickel PJSC - ADR 90,020 3,113
Mobile TeleSystems PJSC - ADR 48,178 414
Novatek PJSC - GDR 2,455 546
Novolipetsk Steel PJSC - GDR 27,418 963
Polymetal International PLC 94,278 2,049
Rosneft Oil Co. PJSC 118,810 882
Sberbank of Russia PJSC 2,300,463 9,636
Sberbank of Russia PJSC - ADR 486,287 8,095
Surgutneftegas PJSC - ADR 243,064 1,066
Tatneft PJSC - ADR 8,563 341
X5 Retail Group NV - GDR 102,886 3,333
Yandex NV Class A(Æ) 51,106 3,472
57,119
Saudi Arabia - 0.8%
Al Rajhi Bank 70,957 2,100

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Basic Industries Corp. 102,628 3,310
Saudi Ceramic Co.(Æ) 47,493 782
Saudi Kayan Petrochemical Co.(Æ) 294,924 1,522
United Electronics Corp., Inc. 55,659 2,009
United International Transportation Co. 57,626 741
10,464
Singapore - 0.1%
DBS Group Holdings, Ltd. 34,783 781
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 196,574 3,008
South Africa - 1.3%
Absa Group, Ltd. 119,404 1,111
Anglo American PLC 33,881 1,501
Barloworld, Ltd. - ADR 178,276 1,315
Bid Corp., Ltd.(Æ) 107,749 2,364
Bidvest Group, Ltd. (The) 135,116 1,842
Capitec Bank Holdings, Ltd. 3,886 432
Impala Platinum Holdings, Ltd. 92,206 1,662
MTN Group, Ltd.(Æ) 185,412 1,332
Naspers, Ltd. Class N 18,193 3,502
Nedbank Group, Ltd. 47,767 551
Sasol, Ltd. - ADR(Æ) 41,357 619
Standard Bank Group, Ltd. 56,761 478
16,709
South Korea - 14.4%
Hana Financial Group, Inc. 433,656 16,380
Hansol Chemical Co., Ltd. 5,222 1,216
Hanwha Solutions Corp.(Æ) 13,777 469
Hyundai Engineering & Construction
Co., Ltd. 9,000 429
Hyundai Glovis Co., Ltd. 2,830 480
Hyundai Home Shopping Network Corp. 6,267 443
Hyundai Mobis Co., Ltd. 19,916 4,624
Hyundai Motor Co. 36,282 6,896
Hyundai Steel Co. 13,082 616
Kakao Corp. 19,362 2,480
KB Financial Group, Inc. 286,814 12,741
Kia Motors Corp. 119,111 8,683
Korea Electric Power Corp. 23,017 499
Korea Petrochemical Industries Co., Ltd. 7,219 1,601
KT&G Corp. 12,327 883
Kumho Petrochemical Co., Ltd. 4,855 861
LG Chem , Ltd. 12,568 9,217
LG Corp. Class H 9,136 750
LG Display Co., Ltd.(Æ)(Ñ) 25,501 490
LG Electronics, Inc. Class H 21,512 2,956
Lotte Chemical Corp. 4,936 1,116
NAVER Corp. 17,718 6,690
NCSoft Corp. 3,054 2,188
NICE Information Service Co., Ltd. 25,996 543
Orion Corp. 19,237 1,967
POSCO 30,594 9,712
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,509 1,169
Samsung C&T Corp. 6,793 838
Samsung Electro-Mechanics Co., Ltd. 8,880 1,487
Samsung Electronics Co., Ltd. 783,956 53,611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 527
Samsung Life Insurance Co., Ltd. 9,748 640
Samsung Securities Co., Ltd. 22,857 878
Shinhan Financial Group Co., Ltd. 174,862 5,946
SK Holdings Co., Ltd. 3,936 920
SK Hynix, Inc. 192,780 18,966
SK Innovation Co., Ltd.(Æ) 3,978 879
SK Telecom Co., Ltd. 12,782 3,345
UNID Co., Ltd. 4,072 419
Woori Financial Group, Inc. 173,676 1,636
186,191
Sweden - 0.1%
Atlas Copco AB(Æ) 6,606 447
Epiroc AB Class A 31,127 728
1,175
Taiwan - 13.4%
Accton Technology Corp. 125,000 1,456
ASE Technology Holding Co., Ltd. 1,271,000 5,594
Asia Cement Corp. 324,000 602
Asustek Computer, Inc. 74,000 929
AU Optronics Corp. 1,668,000 1,230
Catcher Technology Co., Ltd. 78,000 516
Cathay Financial Holding Co., Ltd. 932,000 1,809
China Development Financial Holding
Corp. 1,630,000 824
China Steel Corp. Class H 1,280,000 1,663
Compal Electronics, Inc. 621,000 481
CTBC Financial Holding Co., Ltd. 2,760,200 2,258
Delta Electronics, Inc. 137,000 1,410
Eclat Textile Co., Ltd. 100,000 2,181
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 535,000 2,554
Far Eastern New Century Corp. 388,000 412
First Financial Holding Co., Ltd. 666,025 542
Formosa Chemicals & Fibre Corp. 350,000 1,033
Formosa Plastics Corp. 371,000 1,332
Fubon Financial Holding Co., Ltd. 1,903,000 5,112
Globalwafers Co., Ltd. 9,000 272
Hon Hai Precision Industry Co., Ltd. 2,147,516 8,480
Innolux Corp. 1,614,000 1,072
International Games System Co., Ltd. 84,000 2,619
King Yuan Electronics Co., Ltd.(Æ) 1,207,000 2,009
Largan Precision Co., Ltd. 19,000 1,997
Lite-On Technology Corp. 256,107 588
Makalot Industrial Co., Ltd. 221,000 1,882
MediaTek , Inc. 273,000 8,877
Micro-Star International Co., Ltd. 79,000 419
Nan Ya Plastics Corp. 458,000 1,429
Nanya Technology Corp. 2,320,000 6,020
Nien Made Enterprise Co., Ltd. 61,000 1,024
Novatek Microelectronics Corp. 28,000 515
Parade Technologies, Ltd. 38,000 2,333
Pegatron Corp. 258,000 622
Quanta Computer, Inc. 320,000 886
Realtek Semiconductor Corp. 228,000 4,804
RichWave Technology Corp. 103,000 1,472
SEA, Ltd. - ADR(Æ) 1,257 347
Silergy Corp. 8,000 1,084
Silicon Motion Technology Corp. - ADR 10,688 801

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Simplo Technology Co., Ltd. 30,000 397
SinoPac Financial Holdings Co., Ltd. 537,755 270
Sitronix Technology Corp. 36,000 497
Taiwan Cement Corp. 521,724 981
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,146,000 65,507
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 32,745 3,819
Tong Hsing Electronic Industries, Ltd. 298,000 2,598
Uni -President Enterprises Corp. 1,295,000 3,393
United Microelectronics Corp. 4,547,000 9,457
United Microelectronics Corp. - ADR(Ñ) 53,708 566
Vanguard International Semiconductor
Corp. 83,000 344
Yang Ming Marine Transport Corp.(Æ) 158,000 668
Yuanta Financial Holding Co., Ltd. 3,203,400 2,909
172,896
Tanzania, United Republic of - 0.3%
AngloGold Ashanti, Ltd. - ADR 178,392 3,577
Thailand - 0.9%
Charoen Pokphand Foods PCL 4,592,900 3,634
Fabrinet (Æ) 13,920 1,316
Kasikornbank PCL 375,300 1,173
Ngern Tid Lor PCL(Æ) 1,207,100 1,434
PTT Exploration & Production PCL 810,900 2,530
Thai Beverage PCL 2,702,900 1,297
11,384
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 41,250,753 526
Turkey - 0.4%
D-MARKET Elektronik Hizmetler ve
Ticaret Anonim Sirketi - ADR(Æ)(Ñ) 65,622 864
Eregli Demir ve Celik Fabrikalari TAS 652,000 1,548
Ford Otomotiv Sanayi AS 101,533 2,081
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS Class D(Æ) 443,156 413
4,906
United Arab Emirates - 0.0%
Aldar Properties PJSC 479,538 518
United States - 0.2%
Estee Lauder Cos., Inc. (The) Class A 3,573 1,193
NVIDIA Corp. 8,824 1,720
2,913
Vietnam - 2.5%
Asia Commercial Bank Joint Stock
Bank(Æ) 887,825 1,398
FPT Corp. 1,534,250 6,284
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 2,532,400 3,718
Hoa Phat Group JSC 352,155 726
Masan Group Corp. 240,000 1,401
Military Commercial Joint Stock
Bank(Æ) 2,611,908 3,288
Mobile World Investment Corp. 1,406,213 10,056
Vietnam Dairy Products JSC 359,200 1,351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vietnam Technological & Commercial
Joint Stock Bank(Æ) 279,600 624
Vincom Retail JSC(Æ) 2,535,300 3,056
31,902
Total Common Stocks
(cost $846,336) 1,196,933
Preferred Stocks - 2.3%
Brazil – 2.0%
Alpargatas SA(Æ)
0.000% 47,000 464
Banco Bradesco SA
5.085% (Ÿ) 1,306,942 6,085
Bradespar SA
9.586% (Ÿ) 27,000 383
Gerdau SA
4.919% (Ÿ) 378,200 2,237
Itau Unibanco Holding SA
2.352% (Ÿ) 887,242 5,162
Itausa SA
2.809% (Ÿ) 365,246 783
Petroleo Brasileiro SA
9.033% (Ÿ) 2,083,800 10,767
25,881
Russia - 0.1%
Surgutneftegas OJSC
17.396% (Ÿ) 2,019,638 1,054
South Korea - 0.2%
Samsung Electronics Co., Ltd.
4.399% (Ÿ) 53,442 3,355
Total Preferred Stocks
(cost $24,233) 30,290
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
5.500% due 08/28/22 INR 306 4
8.000% due 08/28/22 INR 917 4
8
Total Long-Term Investments
(cost $17) 8
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 40,050,267 (∞) 40,042
Total Short-Term Investments
(cost $40,042) 40,042
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 1,371,275 (∞) 1,371
Total Other Securities
(cost $1,371) 1,371
Total Investments - 98.2%
(identified cost $911,999) 1,268,644

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- 1.8%
23,187
Net Assets - 100.0%
1,291,831

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.4%
3SBio, Inc. 06/18/19 HKD 781,000 1 .64 1,285
652
A-Living Services Co., Ltd. 06/18/19 HKD 690,500 1 .61 1,114
2,650
Allegro.eu SA 10/21/20 PLN 78,295 19 .98 1,565
1,343
AU Small Finance Bank, Ltd. 05/19/21 INR 53,431 13 .46 719
882
BAIC Motor Corp., Ltd. 07/22/20 HKD 1,000,000 0 .50 495
357
Cheerwin Group, Ltd. 03/17/21 HKD 401,500 1 .10 442
290
China Feihe , Ltd. 09/02/20 HKD 58,000 1 .97 114
112
China International Capital Corp., Ltd. 10/28/20 HKD 475,600 2 .48 1,182
1,095
China Resources Pharmaceutical Group, Ltd. 06/16/21 HKD 648,500 0 .66 427
347
China Tower Corp., Ltd. 06/30/21 HKD 4,496,000 0 .14 625
596
China Youran Dairy Group, Ltd. 06/23/21 HKD 1,251,000 0 .81 1,010
713
Dino Polska SA 06/18/19 PLN 36,782 34 .65 1,275
2,944
Ganfeng Lithium Co., Ltd. 02/03/21 HKD 45,800 16 .44 753
994
Hapvida Participacoes e Investimentos SA 10/28/20 BRL 125,000 2 .24 281
342
ICICI Prudential Life Insurance Co., Ltd. 07/31/19 INR 41,487 5 .83 242
353
JD Logistics, Inc. 06/02/21 HKD 1,041,100 6 .07 6,318
3,758
JW (Cayman) Therapeutics Co., Ltd 11/11/20 HKD 359,000 3 .78 1,358
954
Kuaishou Technology 02/17/21 HKD 47,200 51 .95 2,452
670
Longfor Group Holdings, Ltd. 11/19/18 HKD 489,000 3 .62 1,772
2,286
Meituan-Dianping 07/08/20 HKD 107,500 29 .80 3,204
2,979
Midea Real Estate Holding, Ltd. 02/19/20 HKD 520,000 2 .84 1,479
879
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 147,500 5 .27 777
3,234
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 1,045,000 0 .79 826
675
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,509 609 .65 920
1,169
Shimao Services Holdings, Ltd. 11/04/20 HKD 773,000 1 .97 1,523
1,794
Topsports International Holdings, Ltd. 06/23/21 HKD 310,000 1 .63 505
433
WH Group, Ltd. 09/22/15 HKD 2,974,500 0 .69 2,063
2,468
WuXi AppTec Co., Ltd. 02/20/19 HKD 265,283 6 .79 1,801
5,904
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 182,000 14 .22 2,588
2,778
43,651
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI China Free Index Futures 806 USD 42,021 09/21
(5,780)
MSCI Emerging Markets Index Futures 930 USD 59,413 09/21 (4,169)
Short Positions
MSCI Emerging Markets Index Futures 697 USD 44,528 09/21 3,205
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (6,744)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 4,672 USD 601 08/02/21 —
Bank of America HKD 2,655 USD 342 08/03/21 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America ZAR 15,362 USD 1,034 08/02/21 (15)
State Street USD 7,059 CNY 45,380 09/15/21 (64)
State Street USD 4,168 KRW 4,650,000 09/15/21 (139)
State Street CNY 45,380 USD 7,050 09/15/21 55
State Street KRW 4,650,000 USD 4,167 09/15/21 137
State Street THB 9,302 USD 283 08/02/21 —
State Street TWD 227 USD 8 08/02/21 —
State Street TWD 10,500 USD 375 08/02/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (26)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,575 $ — $ —
$ —
$ 2,575
Bangladesh — 6,951 —
—
6,951
Brazil 56,531 — —
—
56,531
Canada 6,417 — —
—
6,417
Chile 368 — —
—
368
China 36,449 291,800 —
—
328,249
Egypt — 4,190 —
—
4,190
France — 2,939 —
—
2,939
Georgia — 1,666 —
—
1,666
Greece — 3,278 —
—
3,278
Guernsey — 3,229 —
—
3,229
Hong Kong 1,282 35,523 69
—
36,874
Hungary — 7,511 —
—
7,511
India 7,781 120,988 1,072
—
129,841
Indonesia — 16,934 —
—
16,934
Japan — 1,672 —
—
1,672
Kazakhstan — 9,539 —
—
9,539
Kenya — 6,226 —
—
6,226
Kuwait — 987 —
—
987
Luxembourg 490 — —
—
490
Malaysia — 911 —
—
911
Mexico 21,176 — —
—
21,176
Morocco — 4,880 —
—
4,880
Netherlands — 1,665 —
—
1,665
Nigeria 3,387 — —
—
3,387
Pakistan — 2,723 —
—
2,723
Panama 725 — —
—
725
Peru 774 — —
—
774
Philippines — 8,373 —
—
8,373
Poland — 15,133 —
—
15,133

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Romania — 6,650 —
—
6,650
Russia 3,886 53,233 —
—
57,119
Saudi Arabia — 10,464 —
—
10,464
Singapore — 781 —
—
781
Slovenia — 3,008 —
—
3,008
South Africa — 16,709 —
—
16,709
South Korea — 186,191 —
—
186,191
Sweden — 1,175 —
—
1,175
Taiwan 5,533 167,363 —
—
172,896
Tanzania, United Republic of 3,577 — —
—
3,577
Thailand 1,316 10,068 —
—
11,384
Togo — 526 —
—
526
Turkey 864 4,042 —
—
4,906
United Arab Emirates — 518 —
—
518
United States 2,913 — —
—
2,913
Vietnam — 31,902 —
—
31,902
Preferred Stocks 25,881 4,409 — — 30,290
Long-Term Investments — 8 — — 8
Short-Term Investments — — — 40,042 40,042
Other Securities — — — 1,371 1,371
Total Investments 181,925 1,044,165 1,141 41,413 1,268,644
Other Financial Instruments
Assets
Futures Contracts 3,205 — — — 3,205
Foreign Currency Exchange Contracts — 192 — — 192
Liabilities
Futures Contracts (9,949) — — — (9,949)
Foreign Currency Exchange Contracts (14) (204) — — (218)
Total Other Financial Instruments
*
$ (6,758) $ (12) $ — $ — $ (6,770)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
130,663
Consumer Staples ...................................................................
54,704
Energy ....................................................................................
62,644
Financial Services ...................................................................
293,337
Health Care .............................................................................
41,222
Materials and Processing ........................................................
153,237
Producer Durables ..................................................................
64,797
Technology ..............................................................................
351,569
Utilities ...................................................................................
44,760
Preferred Stocks
Consumer Discretionary ..........................................................
464
Energy ....................................................................................
11,821
Financial Services ...................................................................
12,413
Materials and Processing ........................................................
2,237
Technology ..............................................................................
3,355
Long-Term Investments .................................................................
8
Short-Term Investments ................................................................
40,042
Other Securities ...........................................................................
1,371
Total Investments .................................................................... 1,268,644

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 13.8%
Advance Auto Parts, Inc. 19,099 4,050
Amazon.com, Inc.(Æ) 56,889 189,302
AutoZone, Inc.(Æ) 3,781 6,139
Best Buy Co., Inc. 44,114 4,956
Capri Holdings, Ltd.(Æ) 339,108 19,095
Charter Communications, Inc. Class A(Æ) 16,698 12,424
Comcast Corp. Class A 442,731 26,046
Costco Wholesale Corp. 65,676 28,222
DISH Network Corp. Class A(Æ) 183,200 7,674
Dollar General Corp. 5,400 1,256
Dollar Tree, Inc.(Æ) 53,466 5,335
DR Horton, Inc. 15,748 1,503
eBay, Inc. 26,648 1,818
Expedia Group, Inc.(Æ) 5,900 949
Ford Motor Credit Co. LLC(Æ) 577,447 8,055
Fox Corp. Class A 190,144 6,781
Garmin, Ltd. 46,864 7,367
General Motors Co.(Æ) 29,701 1,688
Home Depot, Inc. (The) 75,922 24,917
Lennar Corp. Class A 106,341 11,182
Lennar Corp. Class B 56 5
Lowe's Cos., Inc. 194,881 37,552
McDonald's Corp. 5,663 1,374
Mohawk Industries, Inc.(Æ) 63,981 12,470
Netflix, Inc.(Æ) 62,099 32,141
Nike, Inc. Class B 489,751 82,038
nVent Electric PLC 6,066 192
O'Reilly Automotive, Inc.(Æ) 39,735 23,994
PulteGroup, Inc. 44,100 2,420
Ross Stores, Inc. 53,782 6,599
Royal Caribbean Cruises, Ltd.(Æ) 10,518 809
Starbucks Corp. 215,173 26,128
Target Corp. 136,701 35,686
Tesla, Inc.(Æ) 23,263 15,986
TJX Cos., Inc. (The) 324,871 22,354
Tractor Supply Co. 28,535 5,163
Ulta Beauty, Inc.(Æ) 13,081 4,393
VF Corp. 26,000 2,085
ViacomCBS , Inc. Class B 23,776 973
Walmart, Inc. 175,381 25,001
Walt Disney Co. (The)(Æ) 163,912 28,852
Whirlpool Corp. 35,905 7,954
Wyndham Hotels & Resorts, Inc. 59,865 4,314
Yum China Holdings, Inc. 29,534 1,837
Yum! Brands, Inc. 409,470 53,800
802,879
Consumer Staples - 3.9%
Archer-Daniels-Midland Co. 26,319 1,572
Clorox Co. (The) 8,673 1,569
Coca-Cola Co. (The) 222,093 12,666
Coca-Cola European Partners PLC 386,780 24,004
Colgate-Palmolive Co. 61,225 4,867
Constellation Brands, Inc. Class A 26,679 5,985
CVS Health Corp. 293,378 24,163
Estee Lauder Cos., Inc. (The) Class A 19,398 6,476
General Mills, Inc. 30,681 1,806
Hershey Co. (The) 4,970 889
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hormel Foods Corp. 6,896 320
Keurig Dr Pepper, Inc. 14,941 526
Kimberly-Clark Corp. 6,887 935
Kroger Co. (The) 28,838 1,174
Molson Coors Beverage Co. Class B 509,659 24,917
Mondelez International, Inc. Class A 453,704 28,701
Monster Beverage Corp.(Æ) 63,368 5,977
PepsiCo, Inc. 131,961 20,711
Philip Morris International, Inc. 126,381 12,649
Procter & Gamble Co. (The) 272,411 38,745
Sysco Corp. 51,834 3,846
Unilever PLC - ADR 113,321 6,519
229,017
Energy - 1.6%
Chevron Corp. 77,606 7,901
Diamondback Energy, Inc. 90,098 6,949
Exxon Mobil Corp. 126,962 7,309
Hess Corp. 237,512 18,155
Marathon Petroleum Corp. 3,280 181
Phillips 66 243,019 17,845
Pioneer Natural Resources Co. 218,853 31,815
Valero Energy Corp. 64,668 4,331
94,486
Financial Services - 17.3%
American Express Co. 394,878 67,339
American Tower Corp.(ö) 89,691 25,365
Ameriprise Financial, Inc. 5,878 1,514
Aon PLC Class A 92,973 24,176
Arthur J Gallagher & Co. 28,088 3,913
Assurant, Inc. 59,987 9,467
AvalonBay Communities, Inc.(ö) 5,000 1,139
Bank of America Corp. 820,165 31,462
Berkshire Hathaway, Inc. Class B(Æ) 181,030 50,379
Capital One Financial Corp. 147,276 23,815
Charles Schwab Corp. (The) 44,438 3,020
Chubb, Ltd. 239,884 40,478
Citigroup, Inc. 93,144 6,298
Citizens Financial Group, Inc. 497,247 20,964
CME Group, Inc. Class A 2,510 532
Corporate Office Properties Trust(ö) 67,641 1,991
Equinix , Inc.(Æ)(ö) 45,513 37,339
Everest Re Group, Ltd. 900 228
Fifth Third Bancorp 223,451 8,109
First Republic Bank 2,386 465
FleetCor Technologies, Inc.(Æ) 181,850 46,957
Global Payments, Inc. 47,871 9,259
Goldman Sachs Group, Inc. (The) 12,071 4,525
Hartford Financial Services Group, Inc. 55,496 3,531
Healthpeak Properties, Inc.(ö) 330,214 12,208
Huntington Bancshares, Inc. 831,115 11,702
Intercontinental Exchange, Inc. 163,857 19,635
JPMorgan Chase & Co. 294,374 44,680
KeyCorp 472,418 9,288
Kimco Realty Corp.(ö) 434,379 9,265
Markel Corp.(Æ) 9,476 11,430
MasterCard, Inc. Class A 83,464 32,212
MetLife, Inc. 171,966 9,922
MGM Growth Properties LLC Class A(ö) 13,400 507

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Moody's Corp. 58,542 22,012
Morgan Stanley 161,650 15,515
Northern Trust Corp. 151,408 17,086
PayPal Holdings, Inc.(Æ) 346,434 95,452
PNC Financial Services Group, Inc. (The) 22,409 4,088
Progressive Corp. (The) 96,437 9,177
Prologis, Inc.(ö) 57,326 7,340
Prudential Financial, Inc. 67,246 6,743
Public Storage(ö) 26,394 8,248
Raymond James Financial, Inc. 6,917 896
Regions Financial Corp. 661,387 12,732
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,740
SVB Financial Group(Æ) 5,182 2,850
Synchrony Financial 264,937 12,457
T. Rowe Price Group, Inc. 21,702 4,431
Torchmark Corp.(Æ) 60,409 5,625
Truist Financial Corp. 187,233 10,191
US Bancorp 442,325 24,567
Visa, Inc. Class A 342,775 84,455
Voya Financial, Inc. 21,215 1,366
Wells Fargo & Co. 1,211,928 55,676
Welltower , Inc.(ö) 91,405 7,939
Zions Bancorp NA 239,380 12,484
1,008,184
Health Care - 12.9%
Abbott Laboratories 451,701 54,647
AbbVie, Inc. 168,065 19,546
Amgen, Inc. 53,187 12,847
Anthem, Inc.(Æ) 58,028 22,283
AstraZeneca PLC - ADR 72,852 4,170
Baxter International, Inc. 15,579 1,205
Becton Dickinson and Co. 38,705 9,899
Biogen, Inc.(Æ) 11,230 3,669
Boston Scientific Corp.(Æ) 131,117 5,979
Bristol Myers Squibb Co. 166,954 11,331
Cerner Corp. 88,688 7,130
Cigna Corp. 222,208 50,995
Eli Lilly & Co. 57,295 13,951
Henry Schein, Inc.(Æ) 114,024 9,139
Humana, Inc. 17,246 7,344
Illumina, Inc.(Æ) 69,090 34,251
Intuitive Surgical, Inc.(Æ) 63,012 62,475
IQVIA, Inc.(Æ) 36,189 8,964
Johnson & Johnson 255,014 43,913
Laboratory Corp. of America Holdings(Æ) 43,950 13,016
McKesson Corp. 76,085 15,508
Medtronic PLC 163,349 21,449
Merck & Co., Inc. 430,533 33,095
Novo Nordisk A/S - ADR 146,069 13,526
Organon & Co. 34,963 1,014
Perrigo Co. PLC 170,739 8,201
Pfizer, Inc. 204,057 8,736
Regeneron Pharmaceuticals, Inc.(Æ) 76,798 44,129
Sanofi - ADR 5,860 302
Stryker Corp. 13,945 3,778
Teleflex, Inc. 47,928 19,048
Thermo Fisher Scientific, Inc. 83,852 45,281
UnitedHealth Group, Inc. 290,534 119,765
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 52,810 10,645
Viatris , Inc. 25,321 356
Zimmer Biomet Holdings, Inc. 35,057 5,729
Zoetis, Inc. Class A 13,700 2,777
750,093
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 9,859 2,869
Ball Corp. 458,001 37,043
Carrier Global Corp. 231,724 12,803
Celanese Corp. Class A 82,004 12,774
Crown Holdings, Inc. 14,346 1,431
Dow, Inc. 33,546 2,085
DuPont de Nemours, Inc. 308,391 23,145
Ecolab, Inc. 102,635 22,665
Ingevity Corp.(Æ) 16,174 1,374
International Flavors & Fragrances, Inc. 185,449 27,936
Linde PLC(Æ) 170,265 52,337
Martin Marietta Materials, Inc. 2,605 946
Masco Corp. 34,631 2,068
PPG Industries, Inc. 4,260 697
Rio Tinto PLC - ADR 37,916 3,273
Trane Technologies PLC 42,168 8,586
212,032
Producer Durables - 9.6%
3M Co. 1,700 336
Alaska Air Group, Inc.(Æ) 48,296 2,803
Aptiv PLC(Æ) 80,951 13,507
Boeing Co. (The)(Æ) 202 46
Booz Allen Hamilton Holding Corp. Class A 98,199 8,426
CSX Corp. 189,300 6,118
Danaher Corp. 208,019 61,884
Deere & Co. 86,649 31,331
Eaton Corp. PLC 51,024 8,064
Fortive Corp. 26,077 1,895
General Dynamics Corp. 108,989 21,365
General Electric Co. 255,750 3,312
Honeywell International, Inc. 137,923 32,245
IHS Markit , Ltd.(Æ) 518,321 60,561
Illinois Tool Works, Inc. 1,831 415
Ingersoll Rand, Inc.(Æ) 191,209 9,344
Jacobs Engineering Group, Inc. 34,336 4,644
Johnson Controls International PLC(Æ) 20,895 1,492
Kansas City Southern 57,146 15,304
L3Harris Technologies, Inc. 82,067 18,608
Lockheed Martin Corp. 8,381 3,115
Mettler -Toledo International, Inc.(Æ) 16,183 23,849
Norfolk Southern Corp. 42,340 10,917
Northrop Grumman Corp. 31,338 11,376
Old Dominion Freight Line, Inc. 29,612 7,970
Otis Worldwide Corp. 94,005 8,418
PACCAR Financial Corp. 40,168 3,334
Parker-Hannifin Corp. 9,867 3,079
Pentair PLC 6,066 447
S&P Global, Inc. 23,832 10,217
Southwest Airlines Co.(Æ) 147,980 7,476
Square, Inc. Class A(Æ) 52,617 13,010
Stanley Black & Decker, Inc. 168,952 33,292
TE Connectivity, Ltd. 27,015 3,984

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Textron, Inc. 302,271 20,860
TopBuild Corp.(Æ) 3,805 771
TransDigm Group, Inc.(Æ) 4,268 2,736
Travel + Leisure Co.(Æ) 52,623 2,726
Union Pacific Corp. 195,351 42,735
United Airlines Holdings, Inc.(Æ) 140,535 6,566
Vontier Corp. 834 27
Waste Management, Inc. 4,229 627
Waters Corp.(Æ) 24,577 9,580
Westinghouse Air Brake Technologies Corp. 337,728 28,663
557,475
Technology - 29.8%
Accenture PLC Class A 56,902 18,077
Adobe, Inc.(Æ) 63,544 39,501
Advanced Micro Devices, Inc.(Æ) 294,526 31,276
Allegion PLC 17,438 2,382
Alphabet, Inc. Class A(Æ) 16,294 43,905
Alphabet, Inc. Class C(Æ) 63,653 172,145
Amphenol Corp. Class A 16,272 1,180
Analog Devices, Inc. 65,878 11,029
Apple, Inc. 1,539,931 224,615
Applied Materials, Inc. 109,156 15,274
ASML Holding NV 4,457 3,417
Autodesk, Inc.(Æ) 190,039 61,027
Automatic Data Processing, Inc. 76,295 15,994
Booking Holdings, Inc.(Æ) 5,511 12,004
Broadcom, Inc. 42,023 20,398
CDK Global Inc. 996 48
Cisco Systems, Inc. 275,826 15,272
Citrix Systems, Inc. 25,203 2,539
Cognizant Technology Solutions Corp. Class
A 67,038 4,929
Corteva , Inc. 642,817 27,500
Dell Technologies, Inc. Class C(Æ) 66,958 6,469
Electronic Arts, Inc. 104,582 15,056
Etsy, Inc.(Æ) 6,665 1,223
F5 Networks, Inc.(Æ) 45,860 9,471
Facebook, Inc. Class A(Æ) 417,846 148,880
Fidelity National Information Services, Inc. 35,385 5,274
Fortinet, Inc.(Æ) 18,106 4,929
Hewlett Packard Enterprise Co. Class H 17,170 249
HP, Inc.(Æ) 96,622 2,789
Intel Corp. 164,222 8,822
International Business Machines Corp. 8,600 1,212
Intuit, Inc. 117,930 62,499
KLA Corp. 5,800 2,019
Lam Research Corp. 32,264 20,565
Leidos Holdings, Inc. 154,399 16,431
Lyft, Inc. Class A(Æ) 47,629 2,635
Match Group, Inc.(Æ) 154,432 24,596
Micron Technology, Inc. 130,172 10,099
Microsoft Corp. 967,650 275,694
Motorola Solutions, Inc. 95,500 21,384
MSCI, Inc. Class A 71,292 42,487
NVIDIA Corp. 216,312 42,179
NXP Semiconductors NV 19,883 4,104
Oracle Corp. 316,047 27,540
Qorvo , Inc.(Æ) 74,161 14,060
QUALCOMM, Inc. 54,875 8,220
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Raytheon Technologies Corp.(Æ) 271,127 23,574
Salesforce.com, Inc.(Æ) 334,073 80,822
SAP SE - ADR 59,771 8,590
Seagate Technology Holdings PLC 41,972 3,689
Shopify, Inc. Class A(Æ) 2,234 3,351
Synopsys, Inc.(Æ) 19,663 5,663
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 4,751
Texas Instruments, Inc. 79,192 15,096
VeriSign, Inc.(Æ) 26,379 5,708
Workday, Inc. Class A(Æ) 229,264 53,739
Xilinx, Inc. 187,669 28,120
1,734,501
Utilities - 4.0%
Ameren Corp. 24,712 2,074
American Electric Power Co., Inc. 26,048 2,295
AT&T, Inc. 201,512 5,652
CenterPoint Energy, Inc. 456,067 11,611
Cheniere Energy, Inc.(Æ) 103,195 8,764
CMS Energy Corp. 37,178 2,297
ConocoPhillips Co. 314,943 17,656
Consolidated Edison Co., Inc. 165,494 12,208
Dominion Energy, Inc. 27,634 2,069
DT Midstream, Inc. 31,772 1,347
DTE Energy Co. 63,544 7,455
Duke Energy Corp. 91,833 9,653
Entergy Corp. 119,535 12,303
Exelon Corp. 430,522 20,148
FirstEnergy Corp. 283,392 10,860
NextEra Energy, Inc. 226,916 17,677
NiSource, Inc. 38,538 955
Pinnacle West Capital Corp. 51,219 4,279
PPL Corp. 139,731 3,964
Public Service Enterprise Group, Inc. 14,344 893
RingCentral, Inc. Class A(Æ) 108,424 28,979
Sempra Energy 14,900 1,947
Southern Co. (The) 159 10
T-Mobile USA, Inc.(Æ) 84,041 12,104
Verizon Communications, Inc. 431,230 24,054
Xcel Energy, Inc. 137,295 9,370
230,624
Total Common Stocks
(cost $2,657,389) 5,619,291
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 190,447,197
(∞)
190,409
Total Short-Term Investments
(cost $190,408) 190,409
Total Investments - 99.9%
(identified cost $2,847,797) 5,809,700
Other Assets and Liabilities, Net
- 0.1%
5,939
Net Assets - 100.0%
5,815,639

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 802,879 $ — $ —
$ —
$ 802,879
Consumer Staples 229,017 — —
—
229,017
Energy 94,486 — —
—
94,486
Financial Services 1,008,184 — —
—
1,008,184
Health Care 750,093 — —
—
750,093
Materials and Processing 212,032 — —
—
212,032
Producer Durables 557,475 — —
—
557,475
Technology 1,734,501 — —
—
1,734,501
Utilities 230,624 — —
—
230,624
Short-Term Investments — — — 190,409 190,409
Total Investments
5,619,291 — — 190,409 5,809,700
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 96.2%
Consumer Discretionary - 16.3%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 438
Abercrombie & Fitch Co. Class A(Æ) 21,379 808
AMC Networks, Inc. Class A(Æ) 18,809 941
American Eagle Outfitters, Inc. 163,471 5,635
American Outdoor Brands, Inc.(Æ) 5,336 144
American Public Education, Inc.(Æ) 6,747 200
Aramark Services, Inc. 5,768 203
Audacy , Inc.(Æ) 125,004 446
B. Riley Financial, Inc. 10,843 733
Bally's Corp.(Æ) 16,594 817
Bassett Furniture Industries, Inc. 22,455 512
Bath & Body Works Inc.(Æ) 27,381 2,192
Beazer Homes USA, Inc.(Æ) 39,527 722
Bed Bath & Beyond, Inc.(Æ) 27,391 782
Big Lots, Inc. 6,358 366
BJ's Restaurants, Inc.(Æ) 11,885 482
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 514
Bloomin ' Brands, Inc.(Æ) 149,667 3,761
Bluegreen Vacations Holding Corp.(Æ) 18,363 318
Boot Barn Holdings, Inc.(Æ) 6,772 585
BorgWarner, Inc. 16,984 832
Boyd Gaming Corp.(Æ) 15,720 896
Brinker International, Inc.(Æ) 26,661 1,449
Brunswick Corp. 27,819 2,904
Burlington Stores, Inc.(Æ) 10,156 3,400
Cable One, Inc. 1,352 2,553
Caleres , Inc. 34,500 854
Callaway Golf Co.(Æ) 14,281 452
Capri Holdings, Ltd.(Æ) 22,242 1,252
Carter's, Inc. 8,753 856
Carvana Co.(Æ) 1,087 367
Central Garden & Pet Co. Class A(Æ) 5,797 251
Century Casinos, Inc.(Æ) 39,565 444
Century Communities, Inc. 18,164 1,262
Cheesecake Factory, Inc. (The)(Æ) 50,186 2,271
Chegg , Inc.(Æ) 37,464 3,320
Churchill Downs, Inc. 5,570 1,035
Cinemark Holdings, Inc.(Æ) 248,926 3,866
Citi Trends, Inc.(Æ) 44,489 3,548
Conn's, Inc.(Æ) 29,533 657
Container Store Group, Inc. (The)(Æ) 58,500 615
Cooper-Standard Holdings, Inc.(Æ) 12,266 320
Cracker Barrel Old Country Store, Inc. 700 95
Dana Holding Corp. 34,276 828
Darden Restaurants, Inc. 13,243 1,932
Dave & Buster's Entertainment, Inc.(Æ) 52,338 1,742
Deckers Outdoor Corp.(Æ) 9,224 3,790
Del Taco Restaurants, Inc.(Æ) 74,499 634
Delta Apparel, Inc.(Æ) 10,694 342
Designer Brands, Inc. Class A(Æ) 38,222 557
Dick's Sporting Goods, Inc. 32,474 3,382
Domino's Pizza, Inc. 7,114 3,738
Dorman Products, Inc.(Æ) 13,648 1,381
Ethan Allen Interiors, Inc. 16,761 398
FactSet Research Systems, Inc. 4,286 1,531
First Cash Financial Services, Inc. 9,286 735
Five Below, Inc.(Æ) 27,802 5,405
Fortune Brands Home & Security, Inc. 7,667 747
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fox Factory Holding Corp.(Æ) 25,491 4,118
Gaia, Inc.(Æ)(Ñ) 118,628 1,413
Genesco, Inc.(Æ) 8,688 499
Gentex Corp. 12,980 442
Gentherm , Inc.(Æ) 38,134 3,162
G-III Apparel Group, Ltd.(Æ) 39,239 1,172
GMS, Inc.(Æ) 8,715 428
Golden Entertainment, Inc.(Æ) 14,551 662
Goodyear Tire & Rubber Co. (The)(Æ) 50,511 794
Grand Canyon Education, Inc.(Æ) 15,870 1,466
Gray Television, Inc. 19,718 437
Group 1 Automotive, Inc. 2,622 456
H&R Block, Inc. 5,376 132
Hamilton Beach Brands Holding Co. Class A 22,559 422
Harley-Davidson, Inc. 19,169 759
Hasbro, Inc. 6,498 646
Hillenbrand, Inc. 10,655 483
Hilton Grand Vacations, Inc.(Æ) 14,163 576
Hooker Furniture Corp. 9,225 306
Horizon Global Corp.(Æ) 52,026 463
IAC/InterActiveCorp.(Æ) 7,177 985
iHeartMedia , Inc. Class A(Æ) 19,814 512
International Game Technology PLC(Æ) 47,959 899
Interpublic Group of Cos., Inc. (The) 14,186 502
IntriCon Corp.(Æ) 14,322 344
Jack in the Box, Inc. 2,833 308
John Wiley & Sons, Inc. Class A 48,465 2,849
Just Eat Takaway.com NV - ADR(Æ) 27,205 479
Kohl's Corp. 26,737 1,358
Kontoor Brands, Inc. 53,770 2,978
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 15,144 736
Laureate Education, Inc. Class A(Æ) 15,582 231
Lee Enterprises, Inc.(Æ) 16,164 467
Leggett & Platt, Inc. 4,525 217
LGI Homes, Inc.(Æ) 2,560 438
Liberty Braves Group Class C(Æ) 57,809 1,529
Liberty Broadband Corp. Class C(Æ) 19,402 3,444
Liberty Media Corp.-Liberty Braves Class
A(Æ) 6,510 173
Liberty SiriusXM Group Class C(Æ) 65,799 3,040
Lions Gate Entertainment Corp. Class A(Æ) 68,062 1,023
Lithia Motors, Inc. Class A 19,481 7,349
LKQ Corp.(Æ) 42,380 2,151
M/I Homes, Inc.(Æ) 5,931 384
Madison Square Garden Entertainment Corp.
(Æ) 30,067 2,103
Malibu Boats, Inc. Class A(Æ) 20,775 1,738
MarineMax , Inc.(Æ) 10,543 567
Marriott Vacations Worldwide Corp.(Æ) 7,760 1,144
MDC Holdings, Inc. 8,817 470
Meredith Corp.(Æ) 19,730 861
Meritage Homes Corp.(Æ) 5,627 611
Meritor, Inc.(Æ) 13,699 333
Mohawk Industries, Inc.(Æ) 6,071 1,183
Monro Muffler Brake, Inc. 16,360 949
Nautilus, Inc.(Æ) 2,418 35
Newell Rubbermaid, Inc. 22,052 546
News Corp. Class A 14,211 350
Nexstar Media Group, Inc. Class A 50,218 7,386
Norwegian Cruise Line Holdings, Ltd.(Æ) 6,921 166

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
nVent Electric PLC 34,460 1,089
NVR, Inc.(Æ) 153 799
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,858 3,618
OneSpaWorld Holdings, Ltd.(Æ) 33,234 328
Penn National Gaming, Inc.(Æ) 13,153 899
Pool Corp. 12,749 6,092
PulteGroup, Inc. 22,204 1,218
PVH Corp.(Æ) 38,098 3,986
QuinStreet , Inc.(Æ) 58,446 1,072
Qurate Retail, Inc. Class A 159,448 1,891
RCI Hospitality Holdings, Inc. 22,182 1,392
Red Robin Gourmet Burgers, Inc.(Æ) 33,438 877
Revolve Group, Inc.(Æ) 81,359 5,663
Rocky Brands, Inc. 1,919 104
Sensata Technologies Holding PLC(Æ) 7,563 443
Service Corp. International 12,051 753
Shoe Carnival, Inc. 13,128 442
Shutterstock , Inc. 3,491 379
Signet Jewelers, Ltd. 22,099 1,422
Sinclair Broadcast Group, Inc. Class A 25,353 717
Skechers USA, Inc. Class A(Æ) 27,104 1,455
Stamps.com, Inc.(Æ) 1,989 650
Strategic Eduation , Inc.(Æ) 8,382 665
Taylor Morrison Home Corp. Class A(Æ) 20,519 550
TEGNA, Inc. 6,655 118
Tempur Sealy International, Inc. 8,908 385
Texas Roadhouse, Inc. Class A 9,894 912
The Aaron's Co., Inc. 98,567 2,846
Toll Brothers, Inc. 10,396 616
Tractor Supply Co. 3,445 623
Transcat , Inc.(Æ) 5,568 356
Travelzoo , Inc.(Æ) 28,260 388
TRI Pointe Group, Inc.(Æ) 33,493 808
Tuesday Morning Corp.(Æ) 31,538 114
Tupperware Brands Corp.(Æ) 35,839 749
Urban Outfitters, Inc.(Æ) 43,349 1,612
Vail Resorts, Inc.(Æ) 544 166
Vera Bradley, Inc.(Æ) 90,947 1,001
Willis Lease Finance Corp.(Æ) 10,710 446
Wingstop , Inc. 27,614 4,731
Wolverine World Wide, Inc. 129,292 4,336
WW International, Inc.(Æ) 1 —
Wyndham Hotels & Resorts, Inc. 11,079 798
YETI Holdings, Inc.(Æ) 28,747 2,769
Zillow Group, Inc.(Æ) 4,441 472
211,664
Consumer Staples - 2.6%
B&G Foods, Inc. Class A(Ñ) 37,833 1,087
Calavo Growers, Inc. 14,070 793
Casey's General Stores, Inc. 17,162 3,393
Church & Dwight Co., Inc. 5,862 508
Energizer Holdings, Inc. - GDR(Æ) 21,517 888
Freshpet , Inc.(Æ) 3,749 549
Grocery Outlet Holding Corp.(Æ) 41,617 1,378
Hain Celestial Group, Inc. (The)(Æ) 8,981 359
Helen of Troy, Ltd.(Æ) 13,734 3,068
Herbalife Nutrition, Ltd.(Æ) 5,926 302
Lancaster Colony Corp. 8,002 1,583
Medifast , Inc. 8,067 2,303
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGP Ingredients, Inc. 5,280 315
Natural Grocers by Vitamin Cottage, Inc. 37,215 416
Nomad Foods, Ltd.(Æ) 103,406 2,701
Nu Skin Enterprises, Inc. Class A 20,503 1,101
Performance Food Group Co.(Æ) 5,696 261
PetMed Express, Inc.(Ñ) 4,814 151
Pilgrim's Pride Corp.(Æ) 107,267 2,376
Post Holdings, Inc.(Æ) 5,407 553
Rite Aid Corp.(Æ) 9,150 139
Sanderson Farms, Inc. 9,770 1,825
SpartanNash Co. 12,657 246
Spectrum Brands Holdings, Inc. 55,699 4,865
Sprouts Farmers Market, Inc.(Æ) 16,574 407
United Natural Foods, Inc.(Æ) 10,455 346
US Foods Holding Corp.(Æ) 27,704 951
Weis Markets, Inc. 6,526 344
33,208
Energy - 2.3%
Berry Petroleum Corp. 66,534 369
Cabot Oil & Gas Corp. 1 —
ChampionX Corp.(Æ) 72,623 1,688
Cimarex Energy Co. 60,365 3,936
CONSOL Energy, Inc.(Æ) 131,588 2,765
Delek US Holdings, Inc. 190,855 3,317
Diamondback Energy, Inc. 5,896 455
Enphase Energy, Inc.(Æ) 2,701 512
EQT Corp.(Æ) 17,282 318
First Solar, Inc.(Æ) 5,209 448
Green Brick Partners, Inc.(Æ) 15,710 394
Helix Energy Solutions Group, Inc.(Æ) 109,796 456
Hostess Brands, Inc. Class A(Æ) 239,144 3,848
Liberty Oilfield Services, Inc. Class A(Æ) 80,925 825
Marathon Oil Corp. 107,685 1,248
Matador Resources Co. 38,825 1,200
Matrix Service Co.(Æ) 11,305 123
Nabors Industries, Inc.(Æ)(Ñ) 9,816 859
National Energy Services Reunited Corp.(Æ) 23,060 297
Oil States International, Inc.(Æ) 131,628 745
Pioneer Natural Resources Co. 11,921 1,733
ProPetro Holding Corp.(Æ) 64,137 484
Renewable Energy Group, Inc.(Æ) 9,800 600
Smart Sand, Inc.(Æ) 234,133 662
Solaris Oilfield Infrastructure, Inc. Class A 23,079 201
Southwestern Energy Co.(Æ) 190,263 896
US Silica Holdings, Inc.(Æ) 104,840 1,059
29,438
Financial Services - 20.7%
Affiliated Managers Group, Inc. 11,012 1,745
Air Lease Corp. Class A 18,180 770
Alexandria Real Estate Equities, Inc. (ö) 1,863 375
Alliance Data Systems Corp. 53,844 5,021
Ally Financial, Inc. 77,389 3,975
Alpine Income Property Trust, Inc. (ö) 61,670 1,210
Altabank Corp.(Æ) 5,621 227
Amalgamated Financial Corp. 21,395 329
American Equity Investment Life Holding
Co. 95,695 3,071
American Homes 4 Rent Class A(ö) 9,689 407

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Americold Realty Trust (ö) 2,220 86
Ameris Bancorp 8,680 422
Apple Hospitality REIT, Inc. (ö) 26,356 394
Argo Group International Holdings, Ltd. 57,904 3,019
Arlington Asset Investment Corp. Class A(Æ)
(ö) 2,259 9
Associated Banc-Corp. 22,183 439
Assurant, Inc. 5,539 874
Assured Guaranty, Ltd. 7,127 341
Atlantic Capital Bancshares, Inc.(Æ) 40,153 964
Atlantic Union Bankshares Corp.(Æ) 10,369 368
Axis Capital Holdings, Ltd. 5,244 267
Axos Financial, Inc.(Æ) 11,130 533
Banc of California, Inc. 19,127 327
Bancorp, Inc. (The)(Æ) 29,842 697
Bank of Commerce Holdings 23,656 319
Bank of NT Butterfield & Son, Ltd. (The) 26,529 879
Bank OZK 39,979 1,628
Bank7 Corp. 9,950 191
BankUnited , Inc. 59,341 2,349
Banner Corp. 10,529 558
BBX Capital, Inc.(Æ) 5,993 46
BGC Partners, Inc. Class A 487,069 2,606
Bridgewater Bancshares, Inc.(Æ) 45,425 737
Brighthouse Financial, Inc.(Æ) 17,423 750
Business First Bancshares, Inc. 14,890 347
Byline Bancorp, Inc. 15,021 370
Cadence Bancorp 88,593 1,683
Camden Property Trust (ö) 3,242 484
Cannae Holdings, Inc.(Æ) 77,905 2,590
Capstar Financial Holdings, Inc. 24,280 515
Carter Bankshares , Inc.(Æ) 53,078 609
CatchMark Timber Trust, Inc. Class A(ö) 21,728 254
Central Valley Community Bancorp 9,015 202
Century Bancorp, Inc. Class A 2,407 275
Chatham Lodging Trust(Æ)(ö) 35,129 431
Civista Bancshares, Inc. 8,934 204
CNO Financial Group, Inc. 188,759 4,311
Coastal Financial Corp.(Æ) 1,026 30
Cohen & Steers, Inc. 13,642 1,135
Columbia Banking System, Inc. 99,730 3,485
Columbia Financial, Inc.(Æ) 155,186 2,800
Commerce Union Bancshares, Inc. 11,177 311
Community Bank System, Inc. 28,319 2,029
Community Bankers Trust Corp. 27,603 293
ConnectOne Bancorp, Inc. 15,388 405
CoreSite Realty Corp. Class A(ö) 1,610 222
Cowen Group, Inc. Class A 29,046 1,161
CTO Realty Growth, Inc. (ö) 16,673 937
Curo Group Holdings Corp. 22,952 362
Customers Bancorp, Inc.(Æ) 76,169 2,759
CVB Financial Corp. 10,947 209
CyrusOne , Inc.(ö) 15,219 1,085
DiamondRock Hospitality Co.(Æ)(ö) 53,464 460
Discover Financial Services 20,475 2,545
Diversified Healthcare Trust(Æ) 437,474 1,706
Duke Realty Corp. (ö) 52,523 2,672
Dynex Capital, Inc. (ö) 3,447 60
Eagle Bancorp, Inc. 9,283 511
Ellington Financial, Inc. (ö) 6,658 121
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enova International, Inc.(Æ) 30,176 998
EPR Properties (ö) 9,375 472
Equity Bancshares, Inc. Class A(Æ) 24,876 733
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 245
Erie Indemnity Co. Class A 4,852 897
Euronet Worldwide, Inc.(Æ) 22,332 3,189
Everest Re Group, Ltd. 318 80
FB Financial Corp. 10,199 386
Federal Agricultural Mortgage Corp. Class C 4,641 452
Federated Hermes, Inc. Class B 7,801 253
First BanCorp 106,817 1,296
First Bancshares, Inc. 10,613 409
First Bank 42,747 570
First Citizens BancShares , Inc. Class A 372 291
First Commonwealth Financial Corp. 59,331 781
First Foundation, Inc. 11,197 264
First Hawaiian, Inc. 6,723 185
First Horizon National Corp. 120,482 1,861
First Industrial Realty Trust, Inc. (ö) 54,380 2,979
First Merchants Corp. 43,652 1,778
First Mid-Illinois Bancshares, Inc. 10,471 426
First Midwest Bancorp, Inc. 56,840 1,020
First Northwest Bancorp 6,736 127
First Savings Financial Group, Inc. 4,408 324
First United Corp. 15,255 264
Flagstar Bancorp, Inc. 7,263 332
Flushing Financial Corp. 24,978 551
FNB Corp. 233,254 2,673
Four Corners Property Trust, Inc. (ö) 7,233 208
FS Bancorp, Inc. 15,930 554
FVC Bankcorp , Inc.(Æ) 7,494 142
Gaming and Leisure Properties, Inc. (ö) 152,152 7,203
Genworth Financial, Inc. Class A(Æ) 108,399 362
GEO Group, Inc. (The) (Ñ)(ö) 398,467 2,757
Glacier Bancorp, Inc. 37,575 1,937
Goosehead Insurance, Inc. Class A 26,295 3,160
Granite Point Mortgage Trust, Inc. (ö) 34,701 490
Green Dot Corp. Class A(Æ) 14,472 667
Hancock Holding Co. 7,862 344
Hanover Insurance Group, Inc. (The) 23,918 3,250
HarborOne Bancorp, Inc. 18,935 258
Hartford Financial Services Group, Inc. 29,592 1,883
HBT Financial, Inc. 11,802 193
Healthcare Realty Trust, Inc. (ö) 19,335 616
Hersha Hospitality Trust Class A(Æ)(ö) 45,331 427
Hilltop Holdings, Inc. 13,181 418
Home Bancorp, Inc. 10,098 355
Home BancShares , Inc. 40,342 854
HomeStreet , Inc. 12,145 458
Hope Bancorp, Inc. 29,558 392
Houlihan Lokey , Inc. Class A 31,892 2,842
Howard Hughes Corp. (The)(Æ) 40,392 3,745
Huntington Bancshares, Inc. 124,481 1,753
Independence Realty Trust, Inc. (ö) 61,288 1,182
Independent Bank Corp. 16,205 341
Independent Bank Group, Inc. 20,643 1,439
Indus Realty Trust, Inc. (ö) 16,122 1,089
Innovative Industrial Properties, Inc. (ö) 1,490 320
Invesco, Ltd. 32,753 798
Investar Holding Corp. 12,062 265

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Invitation Homes, Inc. (ö) 9,266 377
iStar , Inc. (Ñ)(ö) 15,472 375
Janus Henderson Group PLC 24,330 1,018
Jefferies Financial Group, Inc.(Æ) 4,646 154
Jones Lang LaSalle, Inc.(Æ) 11,794 2,625
Kearny Financial Corp. 57,154 688
Kennedy-Wilson Holdings, Inc. 5,795 117
KeyCorp 15,209 299
Kimco Realty Corp. (ö) 4,738 101
Ladder Capital Corp. Class A(ö) 28,300 323
Lamar Advertising Co. Class A(ö) 5,068 540
Lazard, Ltd. Class A 23,853 1,126
LendingTree , Inc.(Æ) 1,807 353
Life Storage, Inc.(Æ)(ö) 7,495 880
Lincoln National Corp. 34,473 2,124
Live Oak Bancshares, Inc. 8,927 537
Macerich Co. (The) (Ñ)(ö) 37,432 610
MainStreet Bancshares, Inc.(Æ) 23,568 568
MarketAxess Holdings, Inc. 4,731 2,248
Marlin Business Services Corp. 19,503 440
Medical Properties Trust, Inc. (ö) 254,151 5,345
Merchants Bancorp 2,470 90
Meridian Bancorp, Inc. 6,455 123
Meridian Corp. 17,341 468
Meta Financial Group, Inc. 18,377 913
Metropolitan Bank Holding Corp.(Æ) 1,728 123
MFA Financial, Inc. (ö) 136,621 638
MGIC Investment Corp. 87,321 1,208
Mid-America Apartment Communities, Inc.
(ö) 16,377 3,162
Mr. Cooper Group, Inc.(Æ) 20,365 757
MVB Financial Corp. 8,622 357
National Health Investors, Inc. (ö) 6,615 451
New York Mortgage Trust, Inc. (ö) 129,643 567
Newmark Group, Inc. Class A 205,044 2,641
NexPoint Residential Trust, Inc. (ö) 10,303 607
NMI Holdings, Inc. Class A(Æ) 57,349 1,263
ODP Corp. (The)(Æ) 8,873 420
OFG Bancorp 134,940 3,117
Old National Bancorp 2,901 47
Old Second Bancorp, Inc. 88,864 1,029
Oportun Financial Corp.(Æ) 6,563 138
Oppenheimer Holdings, Inc. Class A 8,162 367
Origin Bancorp, Inc. 14,077 573
Pacific Premier Bancorp, Inc. 52,215 1,983
PacWest Bancorp 289,553 11,530
Parke Bancorp, Inc. 14,136 282
Peapack Gladstone Financial Corp. 18,179 586
Pebblebrook Hotel Trust (ö) 21,804 490
PennyMac Financial Services, Inc. 4,710 296
PennyMac Mortgage Investment Trust (ö) 27,955 551
Perella Weinberg Partners(Ñ) 48,274 588
Pioneer Bancorp, Inc.(Æ) 25,388 294
Popular, Inc. 31,311 2,278
Potlatch Corp. (ö) 44,199 2,296
Preferred Bank 5,110 301
Primerica, Inc. 2,921 427
PROG Holdings, Inc. 44,491 1,947
Progyny , Inc.(Æ) 34,130 1,901
Provident Financial Services, Inc. 16,449 355
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PS Business Parks, Inc. (ö) 3,323 511
Radian Group, Inc. 51,019 1,152
Raymond James Financial, Inc. 24,414 3,161
Rayonier, Inc. (ö) 14,986 565
Realogy Holdings Corp.(Æ) 23,624 419
Reinsurance Group of America, Inc. Class A 1,837 202
Repay Holdings Corp.(Æ) 81,861 2,039
RLJ Lodging Trust (ö) 30,482 437
RMR Group, Inc. (The) Class A 2,668 105
Ryman Hospitality Properties, Inc.(Æ)(ö) 4,049 311
Sabra Health Care REIT, Inc. (ö) 41,389 769
Sandy Spring Bancorp, Inc. 5,719 238
Santander Consumer USA Holdings, Inc. 12,870 528
Security National Financial Corp. Class A(Æ) 12,753 108
Selective Insurance Group, Inc. 41,173 3,349
Signature Bank 8,348 1,895
SiriusPoint , Ltd.(Æ) 32,283 316
SL Green Realty Corp. (ö) 200 15
SLM Corp. 75,562 1,423
SmartFinancial , Inc. 15,375 375
South Plains Financial, Inc. 7,492 172
Southern First Bancshares, Inc.(Æ) 13,265 657
Southern Missouri Bancorp, Inc. 17,233 773
Spirit of Texas Bancshares, Inc. 39,297 915
St. Joe Co. (The) 28,774 1,303
Starwood Property Trust, Inc. (ö) 211,731 5,511
Sterling Bancorp 62,445 1,356
Stifel Financial Corp. 6,723 447
Summit Financial Group, Inc. 24,637 573
Sun Communities, Inc. (ö) 13,480 2,644
SVB Financial Group(Æ) 9,883 5,435
Synovus Financial Corp. 33,737 1,380
Texas Capital Bancshares, Inc.(Æ) 28,980 1,825
Timberland Bancorp, Inc. 9,941 286
Tradeweb Markets, Inc. Class A 18,095 1,569
TriState Capital Holdings, Inc.(Æ) 19,096 388
Triumph Bancorp, Inc.(Æ) 6,648 510
Trupanion , Inc.(Æ) 25,305 2,911
Two Harbors Investment Corp. (ö) 110,592 709
UMB Financial Corp. 6,975 653
Umpqua Holdings Corp. 148,944 2,811
United Community Banks, Inc. 9,570 276
Unity Bancorp, Inc. 13,427 298
Unum Group 41,015 1,124
Veritex Holdings, Inc. 21,695 728
Virtus Investment Partners, Inc. 1,898 524
Voya Financial, Inc. 75,748 4,878
Walker & Dunlop, Inc. 6,326 655
Webster Financial Corp. 21,173 1,018
Western Alliance Bancorp 14,653 1,360
Westwood Holdings Group, Inc. 25,059 635
Wintrust Financial Corp. 3,628 259
World Acceptance Corp.(Æ) 5,306 1,006
WR Berkley Corp. 5,746 420
WSFS Financial Corp. 8,031 352
268,335
Health Care - 13.0%
4D Molecular Therapeutics, Inc.(Æ) 92,143 2,292
Abeona Therapeutics, Inc.(Æ)(Ñ) 138,686 169

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acadia Healthcare Co., Inc.(Æ) 5,395 333
Accelerate Diagnostics, Inc.(Æ)(Ñ) 156,398 1,167
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Adverum Biotechnologies, Inc.(Æ) 358,168 813
Affimed NV(Æ) 22,956 153
Align Technology, Inc.(Æ) 9,207 6,406
Alkermes PLC(Æ) 7,503 194
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 524
AMN Healthcare Services, Inc.(Æ) 61,155 6,150
Amneal Pharmaceuticals, Inc.(Æ) 369,504 1,822
AnaptysBio , Inc.(Æ) 15,870 365
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 736
ANI Pharmaceuticals, Inc.(Æ) 9,834 334
Anika Therapeutics, Inc.(Æ) 7,991 321
Apyx Medical Corp.(Æ) 37,880 341
Atea Pharmaceuticals, Inc.(Æ) 86,652 2,170
Avid Bioservices , Inc.(Æ) 21,940 563
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,670
Bio- Techne Corp.(Æ) 18,458 8,901
Brookdale Senior Living, Inc. Class A(Æ) 63,226 475
Cassava Sciences, Inc.(Æ)(Ñ) 7,295 507
Catalyst Pharmaceuticals, Inc.(Æ) 339,480 1,983
Centene Corp.(Æ) 33,693 2,312
Change Healthcare, Inc.(Æ) 144,248 3,132
Charles River Laboratories International,
Inc.(Æ) 9,822 3,997
Chemed Corp. 4,665 2,221
Chinook Therapeutics, Inc.(Æ) 15,391 201
Co-Diagnostics, Inc.(Æ)(Ñ) 139,810 1,413
Cooper Cos., Inc. (The) 2,058 868
CorVel Corp.(Æ) 11,987 1,688
DermTech , Inc.(Æ)(Ñ) 12,113 408
DexCom , Inc.(Æ) 2,330 1,201
Dynavax Technologies Corp.(Æ)(Ñ) 62,772 586
Eiger BioPharmaceuticals , Inc.(Æ) 254,070 2,022
Emergent BioSolutions , Inc.(Æ) 38,078 2,509
Encompass Health Corp.(Æ) 8,083 673
Ensign Group, Inc. (The) 29,828 2,537
Envista Holdings Corp.(Æ) 34,354 1,480
Evolus , Inc.(Æ)(Ñ) 60,884 659
Exact Sciences Corp.(Æ) 8,202 884
Fennec Pharmaceuticals, Inc.(Æ)(Ñ) 31,728 207
Five Star Senior Living, Inc.(Æ) 50,091 284
Globus Medical, Inc. Class A(Æ) 6,567 546
Gritstone Oncology, Inc.(Æ)(Ñ) 83,651 559
Haemonetics Corp.(Æ) 20,950 1,274
Halozyme Therapeutics, Inc.(Æ) 7,240 299
HealthEquity , Inc.(Æ) 24,992 1,849
Henry Schein, Inc.(Æ) 37,194 2,981
Horizon Therapeutics PLC(Æ) 24,512 2,452
Icon PLC(Æ) 25,378 6,174
ImmunityBio , Inc.(Æ)(Ñ) 178,087 1,952
Inhibrx , Inc.(Æ) 89,386 2,544
Innoviva , Inc.(Æ) 27,555 391
Integra LifeSciences Holdings Corp.(Æ) 36,168 2,618
Intersect ENT, Inc.(Æ) 20,433 477
Invitae Corp.(Æ)(Ñ) 8,098 227
Ionis Pharmaceuticals, Inc.(Æ) 7,245 269
Jazz Pharmaceuticals PLC(Æ) 2,086 354
KalVista Pharmaceuticals, Inc.(Æ) 18,705 377
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinnate Biopharma, Inc.(Æ) 63,725 1,375
Laboratory Corp. of America Holdings(Æ) 7,934 2,350
LeMaitre Vascular, Inc. 29,363 1,599
Lexicon Pharmaceuticals, Inc.(Æ) 193,087 683
LHC Group, Inc.(Æ) 22,028 4,740
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,008 1,022
Magellan Health, Inc.(Æ) 10,957 1,033
Medpace Holdings, Inc.(Æ) 13,364 2,351
Mirati Therapeutics, Inc.(Æ) 2,158 345
Moderna , Inc.(Æ) 1,559 551
ModivCare , Inc.(Æ) 55 9
Molina Healthcare, Inc.(Æ) 4,848 1,324
Myriad Genetics, Inc.(Æ) 41,162 1,302
Natera , Inc.(Æ) 3,441 394
NeoGenomics , Inc.(Æ) 56,216 2,592
Novavax , Inc.(Æ) 5,851 1,049
Olema Pharmaceuticals, Inc.(Æ) 95,284 2,237
Omnicell , Inc.(Æ) 19,108 2,799
Oranogenesis Holdings, Inc.(Æ) 10,901 167
Organon & Co. 21,169 614
Owens & Minor, Inc. 11,924 551
Pennant Group, Inc. (The)(Æ) 16,297 558
Pfenex , Inc.(Æ)(Š) 16,762 13
Prestige Brands Holdings, Inc.(Æ) 7,856 413
PTC Therapeutics, Inc.(Æ) 11,847 454
Puma Biotechnology, Inc.(Æ) 221,070 1,662
Quest Diagnostics, Inc. 7,338 1,040
Quidel Corp.(Æ) 5,964 844
Radius Health, Inc.(Æ) 20,225 306
REGENXBIO, Inc.(Æ) 1,544 50
Repligen Corp.(Æ) 12,331 3,030
ResMed , Inc. 5,478 1,489
Rigel Pharmaceuticals, Inc.(Æ) 77,409 310
Rubius Therapeutics, Inc.(Æ) 11,770 253
Sarepta Therapeutics, Inc.(Æ) 13,002 881
Satsuma Pharmaceuticals, Inc.(Æ) 69,351 363
Seagen , Inc.(Æ) 4,553 698
Seer, Inc.(Æ) 65,969 2,107
STERIS PLC 18,770 4,091
Summit Therapeutics, Inc.(Æ) 160,549 1,177
Supernus Pharmaceuticals, Inc.(Æ) 14,740 388
Sutro Biopharma, Inc.(Æ) 17,369 296
Syneos Health, Inc. Class A(Æ) 53,466 4,794
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 8,067 347
Teladoc Health, Inc.(Æ) 1 —
Triple-S Management Corp. Class B(Æ) 42,763 1,040
United Therapeutics Corp.(Æ) 7,848 1,428
US Physical Therapy, Inc. 19,081 2,255
Vanda Pharmaceuticals, Inc.(Æ) 59,417 969
Veeva Systems, Inc. Class A(Æ) 6,119 2,036
Veracyte , Inc.(Æ) 26,144 1,165
Vericel Corp.(Æ) 53,967 2,857
Viemed Healthcare, Inc.(Æ) 147,286 1,025
West Pharmaceutical Services, Inc. 14,698 6,052
Xeris Pharmaceuticals, Inc.(Æ)(Ñ) 77,815 239
XOMA Corp.(Æ)(Ñ) 9,141 296
Y- mAbs Therapeutics, Inc.(Æ) 52,873 1,750
ZAGG, Inc.(Æ)(Š) 48,332 4

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zimmer Biomet Holdings, Inc. 484 79
168,860
Materials and Processing - 8.4%
AAON, Inc. 11,226 698
Acuity Brands, Inc. 2,856 501
AdvanSix , Inc.(Æ) 27,650 925
Albemarle Corp. 5,736 1,182
Alcoa Corp.(Æ) 35,025 1,406
American Woodmark Corp.(Æ) 6,655 494
Arconic Corp.(Æ) 85,007 3,055
Ashland Global Holdings, Inc. 40,024 3,405
Atkore International Group, Inc.(Æ) 11,750 883
Avient Corp.(Æ) 7,371 358
Axalta Coating Systems, Ltd.(Æ) 141,401 4,256
B2Gold Corp. 67,497 283
Balchem Corp. 20,807 2,807
Beacon Roofing Supply, Inc.(Æ) 9,638 515
Belden, Inc. 5,651 277
Berry Plastics Group, Inc.(Æ) 101 6
Builders FirstSource , Inc.(Æ) 11,757 523
Caesarstone , Ltd. 27,815 369
Century Aluminum Co.(Æ) 96,517 1,405
CF Industries Holdings, Inc. 5,180 245
Cleveland-Cliffs, Inc.(Æ)(Ñ) 46,372 1,159
Comfort Systems USA, Inc. 8,542 639
Commercial Metals Co. 176,625 5,793
Compass Minerals International, Inc. 5,721 392
Crown Holdings, Inc. 12,014 1,199
Domtar Corp.(Æ) 39,358 2,161
Eagle Materials, Inc. 17,343 2,451
Element Solutions, Inc.(Æ) 182,667 4,273
FMC Corp. 55,838 5,972
Fortitude Gold Corp. 63,468 489
GCP Applied Technologies, Inc.(Æ) 2,986 69
Gold Resource Corp. 285,586 603
HB Fuller Co. 3,985 258
Hexcel Corp.(Æ) 8,499 463
Huntsman Corp. 21,662 572
IAA, Inc.(Æ) 57,590 3,483
Ingevity Corp.(Æ) 3,255 276
Innospec , Inc. 4,161 368
International Paper Co. 20,478 1,183
Intrepid Potash, Inc.(Æ) 20,193 612
ITT, Inc. 39,309 3,849
JELD-WEN Holding, Inc.(Æ) 19,655 520
KAR Auction Services, Inc.(Æ) 195,965 3,230
Koppers Holdings, Inc.(Æ) 14,523 446
LB Foster Co. Class A(Æ) 35,408 643
Lennox International, Inc. 3,222 1,061
Marrone Bio Innovations, Inc.(Æ) 5,077 6
Masco Corp. 24,332 1,453
Minerals Technologies, Inc. 16,922 1,357
Mosaic Co. (The) 29,413 919
MRC Global, Inc.(Æ) 31,956 293
NL Industries, Inc. 39,297 237
NN, Inc.(Æ) 61,131 418
Olin Corp. 23,277 1,095
Olympic Steel, Inc. 22,978 692
Orion Engineered Carbons SA(Æ) 36,892 667
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Owens Corning 10,132 974
Packaging Corp. of America 4,726 669
Patrick Industries, Inc. 7,858 649
PGT Innovations, Inc.(Æ) 14,527 328
Quaker Chemical Corp. 3,484 877
RBC Bearings, Inc.(Æ) 1,937 455
Reliance Steel & Aluminum Co. 4,945 777
Resideo Technologies, Inc.(Æ) 50,050 1,476
Royal Gold, Inc. 3,241 394
RPM International, Inc. 6,601 572
Ryerson Holding Corp. 31,214 491
Schweitzer-Mauduit International, Inc. 4,419 174
Sealed Air Corp. 10,109 574
Sensient Technologies Corp. 12,567 1,096
Silgan Holdings, Inc. 145,543 5,897
Sonoco Products Co. 3,919 250
Steel Dynamics, Inc. 20,453 1,318
Stepan Co. 1,580 186
Terminix Global Holdings, Inc.(Æ) 39,775 2,088
Timken Co. (The) 7,696 612
TimkenSteel Corp.(Æ) 22,790 304
Trex Co., Inc.(Æ) 18,950 1,840
Trinseo SA 18,283 994
UFP Industries, Inc.(Æ) 7,875 585
United States Steel Corp. 44,494 1,178
US Concrete, Inc.(Æ) 17,571 1,279
Valhi, Inc. 11,513 284
Valmont Industries, Inc. 2,427 575
Valvoline, Inc. 66,342 2,035
Verso Corp. Class A 74,349 1,414
Vulcan Materials Co. 12,507 2,251
Watsco , Inc. 4,901 1,384
Westlake Chemical Corp. 6,173 512
Worthington Industries, Inc. 9,630 616
WR Grace & Co. 2,986 208
108,210
Producer Durables - 14.3%
AAR Corp.(Æ) 11,205 401
ABM Industries, Inc. 4,060 189
ACCO Brands Corp. 430,219 3,846
AECOM(Æ) 40,397 2,543
Alamo Group, Inc. 5,697 836
Allison Transmission Holdings, Inc. Class A 13,732 548
Alta Equipment Group, Inc.(Æ) 66,347 835
Altra Industrial Motion Corp. 10,334 648
AO Smith Corp. 22,536 1,585
Applied Industrial Technologies, Inc. 4,001 359
ArcBest Corp. 26,835 1,586
Arcosa , Inc. 62,132 3,402
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 1,488
Atlas Technical Consultants LLC(Æ) 131,309 1,180
Avalara, Inc.(Æ) 13,851 2,315
Avery Dennison Corp. 4,784 1,008
AZZ, Inc. 4,573 242
Badger Meter, Inc. 12,047 1,217
Barnes Group, Inc. 26,877 1,362
Beyond Meat, Inc.(Æ)(Ñ) 739 91
Booz Allen Hamilton Holding Corp. Class A 9,028 775
Brady Corp. Class A 44,653 2,442

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brink's Co. (The) 1,570 121
BWX Technologies, Inc.(Æ) 72,343 4,155
Carlisle Cos., Inc. 3,258 659
CECO Environmental Corp.(Æ) 17,398 122
Chart Industries, Inc.(Æ) 6,668 1,037
CIRCOR International, Inc.(Æ) 14,686 453
Colfax Corp.(Æ) 129,113 5,924
Construction Partners, Inc. Class A(Æ) 68,412 2,297
Costamare , Inc. 25,127 272
CoStar Group, Inc.(Æ) 44,390 3,944
Curtiss-Wright Corp. 1,812 214
CyberOptics Corp.(Æ) 23,232 1,088
Darling Ingredients, Inc.(Æ) 12,608 871
Dorian LPG, Ltd. 46,650 564
Ducommun, Inc.(Æ) 5,070 274
DXP Enterprises, Inc.(Æ) 10,162 332
Dycom Industries, Inc.(Æ) 11,879 824
Eagle Bulk Shipping, Inc.(Æ) 714 30
Echo Global Logistics, Inc.(Æ) 26,334 815
EMCOR Group, Inc. 2,714 331
Encore Wire Corp. 5,691 446
EnPro Industries, Inc. 10,599 987
ESCO Technologies, Inc. 24,586 2,320
ExlService Holdings, Inc.(Æ) 4,894 554
Exponent, Inc. 19,957 2,137
Flowserve Corp. 907 38
Fluor Corp.(Æ) 37,800 630
Forward Air Corp. 3,832 339
Franklin Electric Co., Inc. 24,410 1,996
frontdoor , Inc.(Æ) 12,984 635
FTI Consulting, Inc.(Æ) 2,997 437
Gates Industrial Corp. PLC(Æ) 17,821 323
Generac Holdings, Inc.(Æ) 3,752 1,573
GP Strategies Corp.(Æ) 18,893 384
Graco , Inc. 4,371 341
Granite Construction, Inc. 19,483 749
Greenbrier Cos., Inc. 6,067 260
H&E Equipment Services, Inc. 20,683 704
Harsco Corp.(Æ) 30,996 624
Hawaiian Holdings, Inc.(Æ) 36,899 728
HEICO Corp. 18,810 2,544
Herc Holdings, Inc.(Æ) 7,337 910
Herman Miller, Inc. 14,380 620
HNI Corp. 4,654 174
Howmet Aerospace, Inc. 66,445 2,181
Huntington Ingalls Industries, Inc. 3,147 646
IDEX Corp. 2,046 464
Information Services Group, Inc. 167,166 998
Insperity , Inc. 1,176 116
International Seaways, Inc. 37,823 622
Itron , Inc.(Æ) 5,510 543
Jacobs Engineering Group, Inc. 8,389 1,135
JetBlue Airways Corp.(Æ) 150,982 2,233
Kaman Corp. Class A 31,597 1,401
Kennametal, Inc. 11,295 409
Keysight Technologies, Inc.(Æ) 22,599 3,719
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 469
Kornit Digital, Ltd.(Æ) 13,697 1,810
Lamb Weston Holdings, Inc. 2,167 145
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Landstar System, Inc. 6,155 966
Littelfuse , Inc. 9,594 2,552
Lydall , Inc.(Æ) 15,539 951
MasTec , Inc.(Æ) 21,130 2,139
MAXIMUS, Inc. 23,374 2,080
Mayville Engineering Co., Inc.(Æ) 14,247 250
Mesa Air Group, Inc.(Æ) 81,408 726
Middleby Corp.(Æ) 8,536 1,635
Mistras Group, Inc.(Æ) 40,931 430
Modine Manufacturing Co.(Æ) 374,339 6,263
Moog, Inc. Class A 2,336 182
MSC Industrial Direct Co., Inc. Class A 4,816 429
Murphy USA, Inc. 1,877 277
MYR Group, Inc.(Æ) 11,935 1,141
Nordson Corp. 6,859 1,551
NV5 Global, Inc.(Æ) 30,811 2,927
Oshkosh Corp. 3,167 379
Park-Ohio Holdings Corp. 8,275 241
Paylocity Holding Corp.(Æ) 19,836 4,115
Pentair PLC 13,065 962
Proto Labs, Inc.(Æ) 8,133 636
Quanta Services, Inc. 41,291 3,753
Regal Beloit Corp. 9,258 1,363
Robert Half International, Inc. 4,436 436
Rush Enterprises, Inc. Class A 47,322 2,224
Ryder System, Inc. 13,972 1,064
Saia, Inc.(Æ) 16,739 3,783
Schneider National, Inc. Class B 9,335 209
SHYFT Group, Inc. (The)(Æ) 18,176 717
SkyWest, Inc.(Æ) 16,791 680
Smith & Wesson Brands, Inc.(Æ) 21,346 501
Snap-on, Inc. 3,029 660
Spirit Airlines, Inc.(Æ) 48,491 1,308
SPX Corp.(Æ) 51,202 3,413
Steelcase, Inc. Class A 14,798 203
Stericycle, Inc.(Æ) 12,268 865
Sterling Construction Co., Inc.(Æ) 21,014 461
Teledyne Technologies, Inc.(Æ) 4,593 2,080
Terex Corp. 16,159 774
Tetra Tech, Inc. 14,434 1,927
Textainer Group Holdings, Ltd.(Æ) 16,226 524
Textron, Inc. 11,075 764
Thermon Group Holdings, Inc.(Æ) 36,441 607
Tidewater, Inc.(Æ) 10,522 119
TopBuild Corp.(Æ) 4,653 943
Toro Co. (The) 9,799 1,115
Travel + Leisure Co.(Æ) 25,838 1,338
TreeHouse Foods, Inc.(Æ) 11,231 499
Trimble Navigation, Ltd.(Æ) 49,203 4,207
Trinity Industries, Inc. 45,291 1,228
Ultralife Corp.(Æ) 183,192 1,455
UniFirst Corp. 4,504 981
United Rentals, Inc.(Æ) 7,327 2,415
Vectrus , Inc.(Æ) 8,359 379
Vontier Corp. 96,185 3,112
Wabash National Corp. 27,234 399
Watts Water Technologies, Inc. Class A 4,528 683
WESCO International, Inc.(Æ) 62,810 6,686
Westinghouse Air Brake Technologies Corp. 15,241 1,293
Whole Earth Brands, Inc.(Æ) 67,087 863

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WNS Holdings, Ltd. - ADR(Æ) 2,766 228
Woodward, Inc. 3,460 421
Xerox Holdings Corp. 19,010 459
XPO Logistics, Inc.(Æ) 40,117 5,564
Zebra Technologies Corp. Class A(Æ) 2,359 1,303
185,407
Technology - 15.1%
8x8, Inc.(Æ) 7,793 199
ACI Worldwide, Inc.(Æ) 114,097 3,914
ADTRAN, Inc. 37,739 846
Advanced Micro Devices, Inc.(Æ) 10,126 1,075
Alarm.com Holdings, Inc.(Æ) 30,980 2,578
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 333
Altair Engineering, Inc. Class A(Æ) 14,298 997
APi Group Corp.(Æ)(Þ) 184,975 4,240
Appfolio , Inc. Class A(Æ) 12,974 1,837
Arista Networks, Inc.(Æ) 2,393 910
Arrow Electronics, Inc.(Æ) 3,680 436
Avnet, Inc. 13,838 572
Black Knight, Inc.(Æ) 17,469 1,447
Blackline, Inc.(Æ) 25,917 2,965
BM Technologies, Inc.(Æ)(Ñ) 11,721 118
Bottomline Technologies, Inc.(Æ) 18,772 758
Box, Inc. Class A(Æ) 16,682 399
Broadridge Financial Solutions, Inc. 6,755 1,172
CACI International, Inc. Class A(Æ) 11,126 2,970
Calix, Inc.(Æ) 8,224 385
Cars.com, Inc.(Æ) 31,837 385
ChannelAdvisor Corp.(Æ) 35,970 838
Check Point Software Technologies, Ltd.(Æ) 8,242 1,048
CMC Materials, Inc.(Æ) 6,539 946
Cognex Corp. 21,135 1,911
Cognyte Software, Ltd.(Æ) 61,305 1,592
Cohu , Inc.(Æ) 5,969 211
CommScope Holding Co., Inc.(Æ) 143,401 3,034
Comtech Telecommunications Corp. 11,061 276
Concentrix Corp.(Æ) 21,304 3,488
Daily Journal Corp.(Æ) 957 319
Descartes Systems Group, Inc. (The)(Æ) 41,978 3,050
Diodes, Inc.(Æ) 27,037 2,217
Dolby Laboratories, Inc. Class A 32,282 3,135
Donnelley Financial Solutions, Inc.(Æ) 22,618 728
Duck Creek Technologies, Inc.(Æ)(Ñ) 45,761 2,010
DXC Technology Co.(Æ) 32,151 1,285
Dynatrace , Inc.(Æ) 31,296 1,999
Endava PLC - ADR(Æ) 34,857 4,483
Entegris , Inc. 37,609 4,537
Envestnet , Inc.(Æ) 42,297 3,182
EPAM Systems, Inc.(Æ) 9,673 5,415
Etsy, Inc.(Æ) 17,386 3,190
Everbridge , Inc.(Æ) 7,075 999
Fabrinet (Æ) 5,341 505
Fair Isaac Corp.(Æ) 9,448 4,950
Five9, Inc.(Æ) 26,188 5,271
Fortinet, Inc.(Æ) 12,737 3,467
Frontier Communications Corp.(Æ) 20,668 618
Gartner, Inc.(Æ) 3,010 797
Genpact , Ltd. 57,462 2,862
Globant SA(Æ) 10,345 2,474
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoDaddy , Inc. Class A(Æ) 24,884 2,086
Guidewire Software, Inc.(Æ) 16,464 1,897
Ichor Holdings, Ltd.(Æ) 11,054 570
II-VI, Inc.(Æ) 8,023 560
InterDigital , Inc. 5,524 364
IPG Photonics Corp.(Æ) 1,991 434
iRobot Corp.(Æ)(Ñ) 5,884 515
Jabil Circuit, Inc. 6,244 372
Jack Henry & Associates, Inc. 4,909 855
Kimball Electronics, Inc.(Æ) 20,531 419
KVH Industries, Inc.(Æ) 19,340 219
Leidos Holdings, Inc. 16,546 1,761
LENSAR, Inc.(Æ)(Ñ) 13,457 109
Liberty Latin America, Ltd. Class C(Æ) 23,011 318
LiveRamp Holdings, Inc.(Æ) 17,295 692
Lumentum Holdings, Inc. Class E(Æ) 667 56
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 350
ManTech International Corp. Class A 27,700 2,423
Match Group, Inc.(Æ) 4,657 742
Medallia , Inc.(Æ) 23,613 800
Monolithic Power Systems, Inc. 12,574 5,649
NAPCO Security Technologies, Inc.(Æ) 642 23
NCR Corp.(Æ) 127,695 5,670
NeoPhotonics Corp.(Æ) 39,939 387
NetApp, Inc. 19,161 1,525
NETGEAR, Inc.(Æ) 12,951 444
Nice, Ltd. - ADR(Æ)(Ñ) 13,795 3,844
Nuance Communications, Inc.(Æ) 43,046 2,363
Okta , Inc.(Æ) 1,985 492
ON Semiconductor Corp.(Æ) 12,467 487
Open Text Corp. 22,238 1,154
Paycom Software, Inc.(Æ) 560 224
Photronics , Inc.(Æ) 117,717 1,574
Plexus Corp.(Æ) 29,571 2,671
Power Integrations, Inc. 15,546 1,508
Progress Software Corp. 36,263 1,653
Proofpoint , Inc.(Æ) 8,244 1,440
PTC, Inc.(Æ) 24,073 3,261
Qualys , Inc.(Æ) 25,797 2,620
Quantum Corp.(Æ) 76,558 475
Rambus, Inc.(Æ) 18,176 430
Rogers Corp.(Æ) 5,869 1,119
Roku, Inc.(Æ) 2,979 1,276
Sabre Corp.(Æ) 44,006 519
Sanmina Corp.(Æ) 5,603 215
ScanSource , Inc.(Æ) 13,149 363
Silicon Motion Technology Corp. - ADR 175,349 13,149
Simulations Plus, Inc.(Ñ) 24,926 1,176
Skyworks Solutions, Inc. 7,829 1,445
Smartsheet , Inc. Class A(Æ) 3,564 259
SPS Commerce, Inc.(Æ) 30,718 3,347
Super Micro Computer, Inc.(Æ) 128,297 4,880
SYNNEX Corp. 7,146 854
Take-Two Interactive Software, Inc.(Æ) 5,769 1,000
Thryv Holdings, Inc.(Æ)(Ñ) 36,899 1,226
Tower Semiconductor, Ltd.(Æ) 21,940 611
Trade Desk, Inc. (The) Class A(Æ) 5,340 437
TTM Technologies, Inc.(Æ) 22,640 317
Tyler Technologies, Inc.(Æ) 7,132 3,513

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Unisys Corp.(Æ) 24,113 539
Universal Display Corp. 3,685 864
Verint Systems, Inc.(Æ) 64,095 2,735
Vimeo, Inc.(Æ) 11,651 522
Vishay Intertechnology , Inc. 44,606 987
Wix.com, Ltd.(Æ) 4,482 1,338
195,500
Utilities - 3.5%
Algonquin Power & Utilities Corp.(Ñ) 83,868 1,339
Alliant Energy Corp. 6,259 366
American States Water Co. 15,862 1,401
American Water Works Co., Inc. 9,200 1,565
Black Hills Corp. 8,924 604
Bonanza Creek Energy, Inc. 27,056 1,041
CMS Energy Corp. 31,381 1,939
Cogent Communications Holdings, Inc. 20,249 1,571
Consolidated Communications Holdings, Inc.
(Æ) 25,716 198
DT Midstream, Inc. 66,363 2,814
DTE Energy Co. 11,539 1,354
Earthstone Energy, Inc. Class A(Æ) 52,676 518
Essential Utilities, Inc. 10,235 503
Falcon Minerals Corp. 12,284 59
Goodrich Petroleum Corp.(Æ) 23,765 381
IDT Corp. Class B(Æ) 2,325 116
Iridium Communications, Inc.(Æ) 47,158 1,991
J2 Global, Inc.(Æ) 92,489 13,066
MDU Resources Group, Inc. 115,754 3,672
National Fuel Gas Co. 2,628 135
NextDecade Corp.(Æ)(Ñ) 57,568 189
NorthWestern Corp. 20,776 1,288
NRG Energy, Inc. 12,049 497
Ovintiv , Inc. 7,842 201
Rattler Midstream, LP 130,355 1,357
Southwest Gas Holdings, Inc. 1,313 92
Talos Energy, Inc.(Æ) 40,238 464
UGI Corp. 99,063 4,556
Viper Energy Partners, LP 67,258 1,211
Vistra Corp. 63,718 1,220
45,708
Total Common Stocks
(cost $630,999) 1,246,330
Preferred Stocks - 0.1%
Consumer Staples - 0.1%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
519
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 3,454
107
Total Preferred Stocks
(cost $459) 626
Warrants and Rights - 0.0%
Nabors Industries, Inc.(Æ)(Ñ)
2026  Warrants 3,926 26
Whiting Petroleum Corp. Class A(Æ)
2024  Warrants 12,581 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Warrants and Rights
(cost $58) 97
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 48,277,152
(∞)
48,268
Total Short-Term Investments
(cost $48,268) 48,268
Other Securities - 1.8%
U.S. Cash Collateral Fund(@)(×) 23,723,250
(∞)
23,723
Total Other Securities
(cost $23,723) 23,723
Total Investments - 101.8%
(identified cost $703,507) 1,319,044
Other Assets and Liabilities, Net
- (1.8)%
(23,029)
Net Assets - 100.0%
1,296,015

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.3%
APi Group Corp. 05/29/20 184,975 13 .45 2,487 4,240
4,240
For a description of restricted securities see note 6 in the Notes to Quarterly Report .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P MidCap 400 E-Mini Index Futures 39 USD 10,525 09/21 113
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 113
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 211,664 $ — $ —
$ —
$ 211,664
Consumer Staples 33,208 — —
—
33,208
Energy 29,438 — —
—
29,438
Financial Services 268,335 — —
—
268,335
Health Care 168,843 — 17
—
168,860
Materials and Processing 108,210 — —
—
108,210
Producer Durables 185,407 — —
—
185,407
Technology 195,500 — —
—
195,500
Utilities 45,708 — —
—
45,708
Preferred Stocks 626 — — — 626
Warrants and Rights 97 — — — 97
Short-Term Investments — — — 48,268 48,268
Other Securities — — — 23,723 23,723
Total Investments
1,247,036 — 17 71,991 1,319,044
Other Financial Instruments
Liabilities
Futures Contracts 113 — — — 113
Total Other Financial Instruments
*
$ 113 $ — $ — $ — $ 113

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.5%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR 67,565 528
MercadoLibre , Inc.(Æ) 1,619 2,539
3,067
Australia - 2.3%
Alumina, Ltd. 1,045,788 1,287
ASX, Ltd. - ADR 27,460 1,554
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,791
BHP Group PLC 165,988 5,391
BHP Group, Ltd. - ADR 163,833 6,420
BlueScope Steel, Ltd. 97,862 1,759
Cochlear, Ltd. 10,201 1,840
Commonwealth Bank of Australia - ADR 144,201 10,549
Crown Resorts, Ltd.(Æ) 140,894 891
CSL, Ltd. 12,110 2,571
Endeavour Mining Corp.(Æ) 28,891 141
Fortescue Metals Group, Ltd. 132,168 2,427
Insurance Australia Group, Ltd.(Æ) 664,055 2,371
Macquarie Group, Ltd. 8,546 986
Magellan Financial Group, Ltd. - ADR 39,580 1,424
Medibank Pvt , Ltd. 772,167 1,878
Newcrest Mining, Ltd. 64,780 1,263
Origin Energy, Ltd. 102,122 309
Rio Tinto PLC 82,648 7,044
Rio Tinto, Ltd. - ADR 17,946 1,766
Santos, Ltd. 213,053 1,003
South32, Ltd. Class B 533,311 1,168
Tabcorp Holdings, Ltd. 246,339 898
Telstra Corp., Ltd. 69,457 193
Transurban Group - ADR(Æ) 34,107 359
Wesfarmers, Ltd.(Æ) 26,345 1,184
Westpac Banking Corp. 82,874 1,485
Woolworths Group, Ltd. 28,891 826
60,778
Austria - 0.3%
Erste Group Bank AG 96,020 3,723
OMV AB 28,498 1,538
Raiffeisen Bank International AG 39,823 940
Voestalpine AG 14,152 624
6,825
Belgium - 0.3%
Ageas SA 65,975 3,482
Anheuser-Busch InBev SA 14,189 894
Colruyt SA 511 29
KBC Group NV 28,619 2,299
Solvay SA 1,603 214
UCB SA 6,021 651
7,569
Bermuda - 0.0%
Beijing Enterprises Water Group, Ltd.
(Æ) 3,342,000 1,229
Brazil - 1.2%
Ambev SA 2,020,889 6,457
Americanas SA(Æ) 54,311 512
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atacadao SA 317,557 1,158
B3 SA - Brasil Bolsa Balcao 229,452 672
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 327,105 2,227
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 79,783 542
Cosan SA 173,116 849
CSN Mineracao SA 1,327,182 2,344
Diagnosticos da America SA(Æ) 153,501 1,633
Hapvida Participacoes e Investimentos
SA(Þ) 105,525 288
Hypera SA(Æ) 31,472 215
Minerva SA 696,205 1,199
Pagseguro Digital, Ltd. Class A(Æ) 68,928 3,821
Petroleo Brasileiro SA - ADR 127,248 1,333
Rumo SA(Æ) 1,530,865 6,073
TIM SA(Æ) 73,977 161
Vale SA 154,652 3,229
32,713
Canada - 4.8%
Air Canada Class B(Æ) 49,364 988
Algonquin Power & Utilities Corp. 2,714 43
ARC Resources, Ltd. 85,406 646
Atco, Ltd. Class I 30,015 1,085
Bank of Montreal 7,324 725
Bank of Nova Scotia (The) 21,386 1,335
Barrick Gold Corp. 113,867 2,479
BCE, Inc. 34,432 1,719
Brookfield Asset Management, Inc. Class
A(Æ) 17,154 926
CAE, Inc.(Æ) 247,513 7,553
Cameco Corp. Class A 74,549 1,327
Canadian Apartment Properties(ö) 10,910 545
Canadian Imperial Bank of Commerce 7,628 887
Canadian National Railway Co. 124,914 13,573
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 20,630 1,532
Canadian Tire Corp., Ltd. Class A 6,651 1,023
CCL Industries, Inc. Class B 1,170 67
Celestica, Inc.(Æ) 132,800 1,178
Cenovus Energy, Inc. 158,385 1,322
CGI Group, Inc.(Æ) 11,541 1,050
CI Financial Corp. 82,153 1,498
Constellation Software, Inc. 615 985
Dollarama , Inc. 48,820 2,299
Emera , Inc. 27,441 1,280
Enbridge, Inc. 16,482 650
Fairfax Financial Holdings, Ltd. 2,865 1,207
First Quantum Minerals, Ltd. 989,347 21,190
Fortis, Inc. 23,359 1,059
George Weston, Ltd. 6,616 686
Great-West Lifeco , Inc. 50,649 1,524
Hydro One, Ltd.(Þ) 32,728 808
iA Financial Corp., Inc. 14,976 829
Imperial Oil, Ltd. 32,973 903
Intact Financial Corp. 4,868 663
Ivanhoe Mines, Ltd. Class A(Æ) 191,788 1,423
Loblaw Cos., Ltd. 32,182 2,177
Magna International, Inc. Class A 22,491 1,886

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Manulife Financial Corp. 207,565 4,013
Metro, Inc. Class A 24,071 1,248
National Bank of Canada 10,700 819
Onex Corp. 11,349 865
Open Text Corp. 21,132 1,098
Pembina Pipeline Corp. 10,204 337
Restaurant Brands International, Inc. 10,135 691
Rogers Communications, Inc. Class B 16,168 825
Royal Bank of Canada - GDR 73,381 7,422
Saputo, Inc. - ADR 34,927 1,008
Shaw Communications, Inc. Class B 110,305 3,222
Shopify, Inc. Class A(Æ) 1,109 1,663
Sun Life Financial, Inc. 148,154 7,716
TC Energy Corp.(Æ) 11,820 576
Teck Resources, Ltd. Class B 117,899 2,691
TMX Group, Ltd. 12,840 1,410
Toronto-Dominion Bank (The) 148,777 9,892
Tourmaline Oil Corp. 29,769 813
Trisura Group, Ltd.(Æ) 436 16
127,395
Chile - 0.4%
Banco de Chile - ADR 3 —
Latam Airlines Group SA(Æ) 742,354 1,956
Liberty Latin America, Ltd. Class C(Æ) 11,972 166
Sociedad Quimica y Minera de Chile
SA - ADR 177,870 8,449
10,571
China - 9.0%
Agricultural Bank of China, Ltd. Class H 8,454,940 2,821
Alibaba Group Holding, Ltd.(Æ) 977,560 23,888
Aluminum Corp. of China, Ltd.(Æ) 1,464,258 1,367
Anhui Conch Cement Co., Ltd. Class A 216,000 1,185
Anhui Conch Cement Co., Ltd. Class H 303,039 1,449
Baidu, Inc. - ADR(Æ) 15,882 2,605
Bank of China, Ltd. Class H 5,170,616 1,797
Bank of Communications Co., Ltd. Class
H 721,000 418
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A(Æ) 568,116 510
Bilibili , Inc. - ADR(Æ) 14,600 1,249
Bilibili , Inc. Class Z(Æ) 24,260 2,082
CGN Power Co., Ltd. Class H(Þ) 1,529,212 331
China Aoyuan Group, Ltd. 1,785,000 1,141
China Bohai Bank Co., Ltd. Class H(Þ) 5,592,500 2,183
China CITIC Bank Corp., Ltd. Class H 2,577,200 1,154
China Communications Services Corp.,
Ltd. Class H 3,906,000 1,675
China Construction Bank Corp. Class H 10,371,607 7,241
China Everbright Bank Co., Ltd. Class H 4,329,000 1,477
China Evergrande Group 968,000 656
China Fortune Land Development Co.,
Ltd. Class A(Æ) 1,639,300 1,101
China Huarong Asset Management Co.,
Ltd. Class H(Æ)(Š)(Þ) 16,079,000 2,110
China Life Insurance Co., Ltd. Class A 125,316 543
China Life Insurance Co., Ltd. Class H 714,000 1,194
China Longyuan Power Group Corp.,
Ltd. Class H 601,000 1,124
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,342
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Bank Co., Ltd. Class A 41,016 296
China Merchants Bank Co., Ltd. Class H 262,598 2,004
China Minsheng Banking Corp., Ltd.
Class A 1,968,900 1,214
China Minsheng Banking Corp., Ltd.
Class H 2,639,500 1,074
China National Building Material Co.,
Ltd. Class H 1,757,572 1,913
China Oilfield Services, Ltd. Class H 500,000 365
China Petroleum & Chemical Corp.
Class H 1,639,359 747
China Resources Land, Ltd. 293,112 982
China Southern Airlines Co., Ltd. Class
H(Æ) 1,757,581 926
China Tower Corp., Ltd. Class H(Þ) 9,458,000 1,254
China Vanke Co., Ltd. Class A 12,290 39
CIFI Holdings Group Co., Ltd. 2,912,000 1,757
CITIC Securities Co., Ltd. Class H 507,500 1,130
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 287,132 226
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 1,852,124 2,808
Country Garden Services Holdings Co.,
Ltd. 769,345 6,248
CSPC Pharmaceutical Group, Ltd. 826,707 1,117
ENN Energy Holdings, Ltd. 139,100 2,914
Focus Media Information Technology
Co., Ltd. Class A 1,152,283 1,339
Geely Automobile Holdings, Ltd. 2,243,340 7,505
Greentown China Holdings, Ltd. 445,630 492
Guangdong Haid Group Co., Ltd. Class
A 23,741 231
Guotai Junan Securities Co., Ltd. Class
A 9,117 23
Haier Smart Home Co., Ltd. Class H 366,716 1,257
Hangzhou Robam Appliances Co., Ltd.
Class A 139,989 847
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 433
Hello Group, Inc.(Æ) 98,686 1,223
Hengan International Group Co., Ltd. 205,500 1,223
Huatai Securities Co., Ltd. Class A 532,800 1,191
Huaxin Cement Co., Ltd. Class A 452,463 1,039
Huazhu Group, Ltd.(Æ) 202,500 905
Huazhu Group, Ltd. - ADR(Æ) 106,919 4,809
Hubei Biocause Pharmaceutical Co.,
Ltd.(Æ) 540,800 279
Industrial & Commercial Bank of China,
Ltd. Class H 1,233,982 686
Industrial Bank Co., Ltd. Class A 1,068,769 2,928
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A(Æ) 4,312,381 1,914
JD.com, Inc. - ADR(Æ) 55,575 3,939
Jiangsu Expressway Co., Ltd. Class H 243,270 260
Kuaishou Technology(Æ)(Þ) 122,700 1,741
Kunlun Energy Co., Ltd. 3,484,464 3,018
Kweichow Moutai Co., Ltd. Class A 1,400 364
Lenovo Group, Ltd. 2,325,442 2,175
Li Ning Co., Ltd. 317,292 3,354
Longfor Group Holdings, Ltd.(Þ) 146,500 685

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LONGi Green Energy Technology Co.,
Ltd. Class A 355,100 4,742
Luye Pharma Group, Ltd.(Æ)(Þ) 1,637,501 882
Meituan-Dianping Class B(Æ)(Þ) 359,613 9,967
Midea Real Estate Holding, Ltd.(Þ) 667,600 1,128
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 164,480 357
NIO, Inc. - ADR(Æ) 39,498 1,765
People's Insurance Co. Group of China,
Ltd. (The) Class H 3,559,000 1,105
PetroChina Co., Ltd. Class H 14,446,000 6,012
Pinduoduo , Inc. - ADR(Æ) 24,926 2,283
Ping An Bank Co., Ltd. Class A 167,200 459
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 613
Ping An Insurance Group Co. of China,
Ltd. Class H 1,165,248 10,229
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 350
Qingdao Rural Commercial Bank Corp.
Class A 2,046,200 1,233
SAIC Motor Corp., Ltd. Class A 429,791 1,224
Sangfor Technologies, Inc. Class A 116,320 4,379
Sany Heavy Industry Co., Ltd. Class A 189,007 727
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,252,147 2,680
Shenzhen Energy Group Co., Ltd. Class
A 851,537 1,133
Shenzhen Kangtai Biological Products
Co., Ltd. Class A 171,774 3,389
Shenzhou International Group Holdings,
Ltd. 52,990 1,174
Sinopharm Group Co., Ltd. Class H 339,200 892
Sinotruk Hong Kong, Ltd. 729,000 1,260
Songcheng Performance Development
Co., Ltd. Class A 364,294 715
Sunac China Holdings, Ltd. 122,866 319
Sunac Services Holdings, Ltd.(Þ) 3,953 11
Sunny Optical Technology Group Co.,
Ltd. 81,300 2,464
Tangshan Jidong Cement Co., Ltd. Class
A 689,900 1,273
Tencent Holdings, Ltd. 361,998 22,340
Times Property Holdings, Ltd. 2,868,226 2,712
Tingyi Cayman Islands Holding Corp. 238,000 430
Tuya , Inc. - ADR(Æ) 51,509 1,024
Weibo Corp. - ADR(Æ) 15,049 849
Weichai Power Co., Ltd. Class H 1,422,802 3,115
Wingtech Technology Co., Ltd. Class A 167,600 2,849
Yuan Longping High-tech Agriculture
Co., Ltd. Class A(Æ) 447,274 1,385
Zhaojin Mining Industry Co., Ltd. 577,497 566
Zhejiang Huayou Cobalt Co., Ltd. Class
A 243,730 4,973
Zhejiang Longsheng Group Co., Ltd.
Class A 639,700 1,216
Zhejiang NHU Co., Ltd. Class A 210,015 842
Zhongsheng Group Holdings, Ltd. 243,500 2,242
240,825
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cyprus - 0.0%
Cairo Mezz PLC(Æ) 609,369 84
Czech Republic - 0.1%
Komercni Banka AS(Æ) 24,097 895
Moneta Money Bank AS(Æ)(Þ) 390,994 1,590
2,485
Denmark - 1.1%
AP Moller - Maersk A/S Class B 3,672 10,191
Carlsberg A/S Class B 4,284 793
Chr Hansen Holding A/S 9,350 841
Coloplast A/S Class B 2,388 437
Danske Bank A/S 178,754 3,129
Demant A/S(Æ) 6,818 417
Drilling Co. of 1972 A/S (The)(Æ) 39,615 1,529
DSV Panalpina A/S 15,383 3,747
GN Store Nord A/S 6,464 567
ISS A/S(Æ) 25,710 607
Novo Nordisk A/S Class B 66,206 6,132
28,390
Finland - 1.3%
Elisa OYJ 38,567 2,479
Fortum OYJ 9,309 257
Kone OYJ Class B 45,123 3,737
Neste OYJ 84,552 5,202
Nokia OYJ(Æ) 2,192,968 13,446
Nokian Renkaat OYJ 24,387 1,029
Nordea Bank AB 194,836 2,280
Sampo OYJ Class A 57,416 2,769
Stora Enso OYJ Class R 23,321 461
UPM- Kymmene OYJ 80,077 3,274
Wartsila OYJ Class B 805 12
34,946
France - 6.1%
Accor SA(Æ) 29,973 1,061
Aeroports de Paris(Æ) 3,376 410
Air Liquide SA Class A 7,807 1,357
Airbus Group SE(Æ) 21,991 3,017
Amundi SA(Þ) 71,702 6,631
AXA SA 238,062 6,162
BioMerieux 6,339 756
BNP Paribas SA 110,894 6,747
Bollore SA 209,658 1,172
Bouygues SA - ADR 59,843 2,308
Bureau Veritas SA 67,609 2,232
Capgemini SE 8,478 1,834
Cie de Saint-Gobain SA 148,818 10,646
Cie Generale des Etablissements
Michelin SCA Class B 60,881 9,942
CNP Assurances 27,463 466
Credit Agricole SA 94,621 1,316
Danone SA 32,016 2,357
Dassault Aviation SA 971 1,157
Dassault Systemes SE 22,710 1,253
Eiffage SA 3,684 375
Electricite de France SA 35,504 430
Engie SA 134,615 1,796
EssilorLuxottica SA 5,166 975

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurazeo SE 6,613 640
Faurecia SE 1,272 58
Hermes International 1,416 2,167
Legrand SA - ADR 4,175 470
L'Oreal SA 16,598 7,603
LVMH Moet Hennessy Louis Vuitton
SE - ADR 13,313 10,654
Orange SA - ADR 74,963 835
Pernod Ricard SA 3,723 822
Publicis Groupe SA - ADR 101,825 6,427
Renault SA(Æ) 73,912 2,812
Rexel SA Class H(Æ) 713,896 15,052
Safran SA 11,503 1,507
Sanofi - ADR 60,898 6,275
Sartorius Stedim Biotech 4,885 2,788
Schneider Electric SE 99,682 16,702
SCOR SE - ADR 118,768 3,322
Societe Generale SA 181,456 5,316
Sodexo SA(Æ) 1,779 152
Suez SA 30,982 723
Teleperformance - GDR 2,067 872
Thales SA 4,450 467
Total SA 160,978 7,020
Vinci SA 7,511 794
Vivendi SA - ADR 69,383 2,344
Worldline SA(Æ)(Þ) 29,768 2,786
163,008
Germany - 3.4%
1&1 Drillisch AG 45,216 1,344
adidas AG 3,971 1,443
Allianz SE 7,474 1,861
BASF SE 102,146 8,026
Bayerische Motoren Werke
Aktiengesellschaft 9,587 954
Beiersdorf AG 5,046 600
Continental AG(Æ) 13,569 1,844
Covestro AG(Þ) 147,881 9,517
Daimler AG 87,773 7,841
Delivery Hero SE(Æ)(Þ) 46,612 6,980
Deutsche Bank AG(Æ) 96,141 1,215
Deutsche Boerse AG 23,924 3,995
Deutsche Lufthansa AG(Æ) 35,690 404
Deutsche Telekom AG 50,036 1,040
Deutsche Wohnen SE 10,684 667
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 626
Fresenius Medical Care AG & Co. 62,001 4,895
Fresenius SE & Co. KGaA 88,998 4,681
GEA Group AG 38,618 1,713
Hannover Rueck SE 17,312 2,914
HeidelbergCement AG 7,071 627
Infineon Technologies AG - ADR 61,815 2,357
Knorr- Bremse AG 3,269 371
Merck & Co., Inc. 6,103 1,250
Muenchener Rueckversicherungs-
Gesellschaft AG 22,674 6,132
Salzgitter AG(Æ) 32,924 1,280
SAP SE - ADR 26,175 3,755
Siemens AG 28,881 4,509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siemens Energy AG(Æ) 14,440 393
Siemens Healthineers AG(Þ) 17,361 1,147
Symrise AG 7,412 1,093
United Internet AG 11,283 467
Vonovia SE 12,999 867
Zalando SE(Æ)(Þ) 29,188 3,247
90,055
Greece - 0.3%
Eurobank Ergasias SA(Æ) 7,312,428 6,880
National Bank of Greece(Æ) 534,854 1,507
8,387
Hong Kong - 2.5%
AIA Group, Ltd. 907,346 10,883
BOC Hong Kong Holdings, Ltd. 50,551 163
China Jinmao Holdings Group, Ltd. 4,752,000 1,327
China Resources Beer Holdings Co., Ltd. 70,000 525
China Resources Gas Group, Ltd. 338,045 2,084
China Traditional Chinese Medicine Co.,
Ltd.(Æ) 1,360,000 850
CK Asset Holdings, Ltd. 617,547 4,211
CLP Holdings, Ltd. 539,449 5,566
Galaxy Entertainment Group, Ltd.(Æ) 1,347,843 9,170
Hang Lung Properties, Ltd. - ADR 161,028 417
Hang Seng Bank, Ltd. 222,220 4,258
HK Electric Investments & HK Electric
Investments, Ltd. 715,886 726
HKT Trust & HKT, Ltd. 976,712 1,327
Hong Kong & China Gas Co., Ltd. 297,888 486
Jardine Matheson Holdings, Ltd. 9,100 541
MTR Corp., Ltd. 62,025 368
Nine Dragons Paper Holdings, Ltd. 325,000 410
Power Assets Holdings, Ltd. 486,000 3,141
Sands China, Ltd.(Æ) 567,600 1,942
Shenzhen International Holdings, Ltd. 919,000 1,214
Sun Art Retail Group, Ltd. 1,755,000 1,092
Sun Hung Kai Properties, Ltd. 107,500 1,541
Swire Pacific, Ltd. Class A 231,946 1,442
Swire Properties, Ltd. 161,592 460
Techtronic Industries Co., Ltd. 588,500 10,532
WH Group, Ltd.(Þ) 2,724,614 2,260
66,936
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC(Æ) 187,346 1,493
OTP Bank PLC(Æ) 45,110 2,433
3,926
India - 3.7%
Bharti Airtel, Ltd. 349,104 2,642
Britannia Industries, Ltd. 23,516 1,083
Canara Bank(Æ) 706,199 1,456
Cipla , Ltd. 7,137 88
Dabur India, Ltd. Class A 41,708 337
Dr Reddy's Laboratories, Ltd. 2,598 164
GAIL India, Ltd. 2,372,507 4,451
HCL Technologies, Ltd. 40,745 562
HDFC Bank, Ltd. - ADR 18,420 1,300
Hindustan Unilever, Ltd. 104,860 3,291

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Housing Development Finance Corp.,
Ltd. 588,333 19,387
ICICI Bank, Ltd. 535,534 4,925
ICICI Bank, Ltd. - ADR 106,819 1,986
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 164,714 3,267
Infosys, Ltd. 72,492 1,579
Infosys, Ltd. - ADR 127,629 2,823
InterGlobe Aviation, Ltd.(Æ)(Þ) 98,346 2,178
Maruti Suzuki India, Ltd. 53,045 4,987
Oil & Natural Gas Corp., Ltd. 1,059,984 1,634
Pidilite Industries, Ltd. 14,060 431
Power Grid Corp. of India, Ltd. 1,371,068 3,156
Power Grid Corp. of India, Ltd.(Æ)(Š) 457,023 1,051
Reliance Industries, Ltd. 393,469 10,786
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,314
SBI Cards & Payment Services, Ltd.(Æ) 267,071 3,712
Shriram Transport Finance Co., Ltd. 41,069 767
State Bank of India 837,980 4,869
Tata Consultancy Services, Ltd. 188,756 8,040
Tata Motors, Ltd.(Æ) 519,472 2,059
Wipro, Ltd. 130,668 1,033
Zee Entertainment Enterprises, Ltd. 25,994 71
98,429
Indonesia - 0.5%
Bank Central Asia Tbk PT 665,178 1,373
Bank Mandiri Persero Tbk PT 3,936,400 1,555
Bank Negara Indonesia Persero Tbk PT 7,171,900 2,368
Bank Tabungan Negara Persero Tbk
PT(Æ) 10,458,905 953
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 890
Gudang Garam Tbk PT 271,440 616
Jasa Marga Persero Tbk PT(Æ) 3,561,000 972
Telkom Indonesia Persero Tbk PT 13,110,600 2,941
Unilever Indonesia Tbk PT 3,633,700 1,065
United Tractors Tbk PT 140,969 191
12,924
Ireland - 1.3%
AerCap Holdings NV(Æ) 23,581 1,250
AIB Group PLC(Æ) 799,670 1,957
Allegion PLC 74,823 10,221
Bank of Ireland Group PLC(Æ) 803,220 4,263
CRH PLC 18,909 942
DCC PLC 9,242 774
Flutter Entertainment PLC(Æ) 22,034 3,762
Kerry Group PLC Class A 64,751 9,600
Medtronic PLC 585 77
Ryanair Holdings PLC - ADR(Æ) 5,228 570
33,416
Isle of Man - 0.1%
NEPI Rockcastle PLC 347,128 2,347
Israel - 0.1%
Bank Hapoalim BM(Æ) 195,439 1,554
Bank Leumi Le-Israel BM(Æ) 66,942 512
Check Point Software Technologies, Ltd.
(Æ) 2,312 294
Mizrahi Tefahot Bank, Ltd. 27,841 844
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NICE, Ltd.(Æ) 2,366 660
3,864
Italy - 1.3%
Assicurazioni Generali SpA 189,063 3,777
Atlantia SpA (Æ) 70,909 1,288
Davide Campari-Milano NV SpA (Æ) 187,496 2,639
Enel SpA 651,151 6,014
Eni SpA - ADR 330,483 3,904
Ferrari NV 13,254 2,892
FinecoBank Banca Fineco SpA 83,796 1,500
Intesa Sanpaolo SpA 661,879 1,828
Mediobanca Banca di Credito
Finanziario SpA 19,127 224
Moncler SpA 24,622 1,696
Pirelli & C SpA (Þ) 162,449 983
Saipem SpA (Æ) 672,171 1,544
Snam Rete Gas SpA 3,110 19
Telecom Italia SpA 1,179,560 519
Terna Rete Elettrica Nazionale SpA 56,676 451
UniCredit SpA 361,799 4,327
Unipol Gruppo SpA 111,971 597
34,202
Japan - 11.6%
Aeon Co., Ltd. 13,900 381
Alps Alpine Co., Ltd. 49,100 510
As One Corp. 8,474 1,152
Asahi Group Holdings, Ltd. 13,200 594
Astellas Pharma, Inc. 304,100 4,844
Bank of Kyoto, Ltd. (The) 17,700 763
BML, Inc. 24,000 832
Bridgestone Corp. 198,500 8,736
Canon, Inc. 226,100 5,193
Century Tokyo Leasing Corp. 14,400 793
Citizen Watch Co., Ltd. 481,200 1,883
Concordia Financial Group, Ltd. 95,300 342
Dai-ichi Life Holdings, Inc. 151,885 2,806
Daiichi Sankyo Co., Ltd. 10,200 202
Daikin Industries, Ltd. 200 42
Daiseki Co., Ltd. 1,200 56
Daito Trust Construction Co., Ltd. 19,600 2,307
Daiwa House Industry Co., Ltd. 16,900 519
Denso Corp. 106,200 7,292
Dentsu , Inc. 24,300 846
Ebara Corp. 600 30
Eisai Co., Ltd. 58,900 4,835
Fuji Electric Co., Ltd. 16,300 712
Fuji Seal International, Inc. 19,900 404
FUJIFILM Holdings Corp. 26,421 1,898
Fujitsu, Ltd. 20,614 3,502
Fukuoka Financial Group, Inc. 93,500 1,578
GMO Payment Gateway, Inc. 7,500 969
Hamamatsu Photonics KK 7,900 440
Hankyu Hanshin Holdings, Inc. 12,400 366
Hikari Tsushin, Inc. 7,000 1,213
Hino Motors, Ltd. 277,000 2,423
Hitachi Metals, Ltd. 443,400 8,655
Hitachi, Ltd. 25,000 1,436
Hogy Medical Co., Ltd. 15,300 481
Honda Motor Co., Ltd. 441,565 14,124

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hoshizaki Corp. 1,500 126
Hoya Corp. 4,600 649
Iida Group Holdings Co., Ltd. 134,900 3,256
Isuzu Motors, Ltd. 855,500 11,390
ITOCHU Corp. 80,018 2,384
Japan Airlines Co., Ltd.(Æ) 89,600 1,876
Japan Exchange Group, Inc. 92,000 2,094
Japan Post Insurance Co., Ltd. Class A 32,800 583
Japan Tobacco, Inc. 286,900 5,611
JFE Holdings, Inc. 84,700 1,038
JSR Corp. 30,300 1,014
Kamigumi Co., Ltd. 82,100 1,742
Kansai Electric Power Co., Inc. (The) 94,100 890
Kao Corp. 106,200 6,385
Kawasaki Heavy Industries, Ltd. 1,500 31
KDDI Corp. 193,800 5,914
Keio Corp. 8,400 470
Keyence Corp. 17,800 9,910
Kirin Holdings Co., Ltd. 171,000 3,129
Koito Manufacturing Co., Ltd. 12,600 771
Komatsu, Ltd. 267,900 6,985
Kubota Corp. 36,400 761
Kyowa Kirin Co., Ltd. 33,800 1,099
Lawson, Inc. 4,900 246
McDonald's Holdings Co. Japan, Ltd. 13,100 591
Medipal Holdings Corp. 30,500 575
MEIJI Holdings Co., Ltd. 57,300 3,549
Menicon Co., Ltd. 73,500 5,373
Mitsubishi Chemical Holdings Corp. 43,700 367
Mitsubishi Electric Corp. 280,300 3,794
Mitsubishi Estate Co., Ltd. 154,400 2,423
Mitsubishi Heavy Industries, Ltd. 26,400 767
Mitsubishi UFJ Financial Group, Inc. 1,163,500 6,165
Mitsui & Co., Ltd. 58,000 1,339
Mitsui Chemicals, Inc. 8,400 268
Mizuho Financial Group, Inc. 90,400 1,291
MS&AD Insurance Group Holdings, Inc. 90,300 2,792
Murata Manufacturing Co., Ltd. 35,300 2,927
Nakanishi, Inc. 6,477 135
NEC Corp. 7,600 386
Nidec Corp. 5,600 629
Nintendo Co., Ltd. 8,275 4,264
Nippon Prologis REIT, Inc.(ö) 246 821
Nippon Shinyaku Co., Ltd. 8,700 654
Nippon Steel Corp. 82,100 1,435
Nippon Telegraph & Telephone Corp. 30,800 789
Nissan Motor Co., Ltd.(Æ) 460,000 2,663
Nissin Foods Holdings Co., Ltd. 7,900 562
Nitori Holdings Co., Ltd. 8,500 1,617
Nitto Denko Corp. 40,600 3,021
Nomura Holdings, Inc. 122,500 612
NTT Data Corp. 54,700 848
Obayashi Corp. 14,000 115
Obic Co., Ltd. 300 53
Odakyu Electric Railway Co., Ltd. 21,900 523
Ono Pharmaceutical Co., Ltd. 195,400 4,469
Oriental Land Co., Ltd. 5,700 780
Osaka Gas Co., Ltd. 35,500 665
Otsuka Corp. 36,200 1,891
Otsuka Holdings Co., Ltd. 103,700 4,122
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pan Pacific International Holdings Corp. 30,400 635
Panasonic Corp. 628,000 7,522
Pigeon Corp. 45,300 1,311
Qol Holdings Co., Ltd. 3,300 46
Recruit Holdings Co., Ltd. 21,900 1,133
Resona Holdings, Inc. 1,031,000 3,885
Rinnai Corp. 5,800 538
Secom Co., Ltd. 9,463 715
Sekisui House, Ltd. 26,200 519
Seven & i Holdings Co., Ltd. 11,600 517
Shimadzu Corp. 3,000 121
Shimano, Inc. 2,387 611
Shin-Etsu Chemical Co., Ltd. 76,700 12,514
Shizuoka Bank, Ltd. (The) 137,900 998
SMC Corp. 3,900 2,318
SoftBank Group Corp. 127,184 2,936
Sompo Japan Nipponkoa Holdings, Inc. 21,801 902
Sony Corp. 27,200 2,839
Subaru Corp. 61,100 1,199
Sumitomo Dainippon Pharma Co., Ltd. 68,600 1,186
Sumitomo Electric Industries, Ltd. 31,500 448
Sumitomo Heavy Industries, Ltd. 21,800 607
Sumitomo Mitsui Banking Corp. 212,702 7,170
Sumitomo Mitsui Trust Holdings, Inc. 37,400 1,229
Suntory Beverage & Food, Ltd. 34,800 1,224
Suzuki Motor Corp. 9,300 378
T&D Holdings, Inc. 491,400 6,298
Taiheiyo Cement Corp. 84,200 1,960
Taisei Corp. 10,200 345
Takeda Pharmaceutical Co., Ltd. 87,800 2,919
THK Co., Ltd. 73,900 2,115
Toho Co., Ltd. 16,400 714
Tokio Marine Holdings, Inc. 51,000 2,433
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 207,200 554
Tokyo Electron, Ltd. 28,900 11,906
Tokyu Fudosan Holdings Corp. 36,000 203
Toray Industries, Inc. 96,500 636
Toshiba Corp. 29,700 1,279
Toyota Industries Corp. 30,800 2,582
Toyota Motor Corp. 42,400 3,808
Toyota Tsusho Corp. 5,300 250
Transcosmos , Inc. 16,100 457
Trend Micro, Inc. 33,800 1,759
Unicharm Corp. 25,688 1,030
USS Co., Ltd. 30,800 536
Yamada Denki Co., Ltd. 113,000 532
310,605
Jersey - 0.1%
Glencore PLC(Æ) 668,040 3,003
Kazakhstan - 0.1%
NAC Kazatomprom JSC - GDR 132,221 3,295
Kenya - 0.1%
Safaricom PLC 6,616,360 2,556
Luxembourg - 0.9%
ArcelorMittal SA(Æ) 253,185 8,843
Eurofins Scientific SE 78,139 9,347

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Globant SA(Æ) 3,541 847
RTL Group SA 61,002 3,451
Tenaris SA 186,230 1,905
24,393
Malaysia - 0.3%
Axiata Group BHD 524,800 464
CIMB Group Holdings BHD 804,400 848
Dialog Group BHD 1,179,587 769
Hong Leong Bank BHD 197,291 842
Hong Leong Financial Group BHD 261,314 1,066
IHH Healthcare BHD 377,448 505
Malayan Banking BHD 155,450 295
Nestle Malaysia BHD 13,437 424
Public Bank BHD 680,000 641
Supermax Corp. BHD 1,588,800 1,231
Tenaga Nasional BHD 546,718 1,248
8,333
Mexico - 1.2%
America Movil SAB de CV 591,491 496
America Movil SAB de CV Class L
- ADR 225,394 3,753
Arca Continental SAB de CV 131,093 793
Cemex SAB de CV(Æ) 1,138,599 929
Cemex SAB de CV - ADR(Æ) 745,325 6,059
Coca-Cola Femsa SAB de CV 53,530 303
El Puerto de Liverpool SAB de CV 258,973 1,224
Fomento Economico Mexicano SAB de
CV 68,153 595
Grupo Cementos de Chihuahua SAB
de CV 205,062 1,668
Grupo Financiero Banorte SAB de CV
Class O 217,927 1,413
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 1,247
Grupo Televisa SAB de CV - ADR 594,597 8,056
Industrias Bachoco SAB de CV 361,944 1,325
Industrias Penoles SAB de CV(Æ) 92,806 1,309
Infraestuctura Energetica Nova SAB de
CV(Æ) 1,944 8
Megacable Holdings SAB de CV 160,407 562
Orbia Advance Corp. SAB de CV 451,254 1,230
Promotora y Operadora de
Infraestructura SAB de CV 70,773 534
Wal-Mart de Mexico SAB de CV 151,623 500
32,004
Netherlands - 3.4%
ABN AMRO Bank NV(Þ) 270,263 3,140
Adyen NV(Æ)(Þ) 1,034 2,815
Aegon NV 424,596 1,805
Akzo Nobel NV 16,891 2,089
ASML Holding NV 15,916 12,103
Exor NV 6,092 502
Heineken NV 128,889 15,011
ING Groep NV 1,180,465 15,115
Koninklijke Ahold Delhaize NV 36,770 1,143
Koninklijke KPN NV 638,961 2,100
Koninklijke Philips NV 61,837 2,852
PostNL NV - ADR 169,785 920
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Dutch Shell PLC Class A 331,499 6,734
Royal Dutch Shell PLC Class B 443,672 8,757
Stellantis NV 197,433 3,792
Technip Energies NV - ADR(Æ) 110,240 1,494
Wolters Kluwer NV 9,140 1,043
X5 Retail Group NV - GDR 72,354 2,344
Yandex NV Class A(Æ) 116,227 7,895
91,654
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 365,730 8,047
Meridian Energy, Ltd. 4,494 16
Spark New Zealand, Ltd. 515,261 1,701
9,764
Norway - 0.5%
DNB Bank ASA(Æ) 38,357 786
Gjensidige Forsikring ASA 29,105 666
Mowi ASA 88,244 2,248
Norsk Hydro ASA 940,510 6,256
Orkla ASA 181,935 1,654
Yara International ASA 7,033 370
11,980
Peru - 0.0%
Credicorp , Ltd. 1,427 144
Philippines - 0.3%
Ayala Land, Inc. 2,251,500 1,472
Bank of the Philippine Islands 1,481,150 2,384
BDO Unibank , Inc. 219,920 449
GT Capital Holdings, Inc. 46,220 503
Megaworld Corp. 21,761,000 1,207
Metropolitan Bank & Trust Co. - ADR 701,600 604
Monde Nissin Corp.(Æ)(Þ) 5,684,800 1,681
SM Investments Corp. 19,900 363
8,663
Poland - 0.6%
Bank Millennium SA(Æ) 1,350,714 1,729
Bank Pekao SA 208,964 5,097
CD Projekt SA 13,274 637
Cyfrowy Polsat SA 68,324 606
KGHM Polska Miedz SA 58,793 2,970
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,641
Polski Koncern Naftowy ORLEN SA 32,559 617
Polskie Gornictwo Naftowe i
Gazownictwo SA 259,718 424
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 1,167
Santander Bank Polska SA 15,180 1,010
15,898
Portugal - 0.0%
Energias de Portugal SA 55,699 289
Russia - 1.4%
Gazprom PJSC 377,058 1,469
Gazprom PJSC - ADR 334,362 2,603
Lukoil PJSC 82,814 7,116
Lukoil PJSC - ADR 10,868 931

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novatek PJSC - GDR 5,629 1,252
Novolipetsk Steel PJSC - GDR 19,476 684
Polyus PJSC - GDR 22,942 2,211
Rosneft Oil Co. PJSC 478,377 3,552
Sberbank of Russia PJSC 1,482,749 6,211
Sberbank of Russia PJSC - ADR 641,201 10,673
Tatneft PJSC - ADR 12,360 493
VEON, Ltd.(Æ) 779,759 1,365
38,560
Singapore - 0.6%
CapitaLand, Ltd. 479,100 1,426
DBS Group Holdings, Ltd. 205,623 4,615
Genting Singapore, Ltd. 268,900 161
Jardine Cycle & Carriage, Ltd. 4,100 62
Oversea-Chinese Banking Corp., Ltd. 140,495 1,271
Singapore Exchange, Ltd. 161,900 1,420
Singapore Technologies Engineering,
Ltd. 396,700 1,173
United Overseas Bank, Ltd. 42,300 819
UOL Group, Ltd. 128,700 693
Wilmar International, Ltd. 1,664,400 5,348
16,988
South Africa - 1.5%
Anglo American PLC 165,108 7,315
AngloGold Ashanti, Ltd. - ADR 51,190 1,026
Aspen Pharmacare Holdings, Ltd. 106,119 1,306
Bidvest Group, Ltd. (The) 163,201 2,224
Clicks Group, Ltd. 37,166 672
Discovery Holdings, Ltd.(Æ) 50,418 404
FirstRand, Ltd. 2,211,486 8,199
Gold Fields, Ltd. - ADR 389,243 3,822
Harmony Gold Mining Co., Ltd. 402,029 1,647
Impala Platinum Holdings, Ltd. 37,548 677
MTN Group, Ltd.(Æ) 189,397 1,361
Northam Platinum, Ltd.(Æ) 87,830 1,385
Old Mutual, Ltd. 21,868 19
Pick n Pay Stores, Ltd. 142,378 507
Sibanye Stillwater, Ltd. 2,005,286 8,726
Thungela Resources, Ltd.(Æ) 13,250 41
Tiger Brands, Ltd. 36,079 475
39,806
South Korea - 5.6%
BNK Financial Group, Inc. 109,729 738
CJ Logistics Corp.(Æ) 2,716 416
CLIO Cosmetics Co., Ltd. 18,351 356
Coway Co., Ltd. 12,443 929
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 1,436
Fila Holdings Corp. 19,328 880
Hana Financial Group, Inc. 177,203 6,693
Hankook Tire & Technology Co., Ltd. 53,122 2,237
Hanon Systems 40,874 555
Hyundai Department Store Co., Ltd. 10,518 733
Hyundai Engineering & Construction
Co., Ltd. 13,169 628
Hyundai Motor Co. 25,700 4,885
Industrial Bank of Korea 10,045 90
KB Financial Group, Inc. 288,067 12,796
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kia Motors Corp. 93,614 6,825
Korea Aerospace Industries, Ltd. 1,345 38
Korea Electric Power Corp. 58,444 1,267
Korea Gas Corp.(Æ) 31,733 995
KT Corp. - ADR 269,767 3,882
KT&G Corp. 6,567 470
Kumho Petrochemical Co., Ltd. 8,981 1,593
LG Chem , Ltd. 8,738 6,408
LG Electronics, Inc. Class H 16,667 2,290
LG Household & Health Care, Ltd. 5,127 6,510
LG Uplus Corp. 35,871 454
NAVER Corp. 20,807 7,857
NCSoft Corp. 4,524 3,242
Netmarble Corp.(Þ) 4,996 603
Ottogi Corp. 741 348
Pearl Abyss Corp.(Æ) 13,380 865
POSCO 36,498 11,587
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,890 3,013
Samsung Electro-Mechanics Co., Ltd. 30,822 5,162
Samsung Electronics Co., Ltd. 413,273 28,260
Samsung Engineering Co., Ltd.(Æ) 81,362 1,657
Seegene , Inc. 19,052 1,159
Shinhan Financial Group Co., Ltd. 283,503 9,641
SK Hynix, Inc. 117,851 11,593
SK Telecom Co., Ltd. 3,477 910
150,001
Spain - 1.1%
Abertis Infraestructuras SA(Æ)(Š) 27,820 160
Aena SME SA(Æ)(Þ) 2,813 448
Amadeus IT Group SA Class A(Æ) 51,969 3,402
Banco Santander SA - ADR 452,034 1,654
Bankinter SA 47,357 258
CaixaBank SA 1,862,722 5,538
Cellnex Telecom SA(Þ) 129,661 8,449
Endesa SA - ADR 64,674 1,574
Ferrovial SA 3,241 96
Iberdrola SA 97,607 1,177
Industria de Diseno Textil SA 117,223 3,977
Linea Directa Aseguradora SA 47,357 96
Red Electrica Corp. SA 96,947 1,918
28,747
Sweden - 1.2%
Assa Abloy AB Class B 100,972 3,238
Atlas Copco AB(Æ) 20,626 1,396
Boliden AB(Æ) 44,225 1,726
Essity Aktiebolag Class B 19,788 647
Kinnevik AB Class B(Æ) 49,339 2,152
L E Lundbergforetagen AB Class B 17,474 1,248
Loomis AB 13,196 442
Sandvik AB 341,055 8,884
Securitas AB Class B 52,827 931
Skandinaviska Enskilda Banken AB
Class A 112,699 1,523
Skanska AB Class B 25,741 726
Svenska Cellulosa AB SCA Class B 32,919 612
Svenska Handelsbanken AB Class A 128,227 1,448
Swedbank AB Class A 31,782 619
Swedish Match AB 442,840 3,965
Telefonaktiebolaget LM Ericsson Class B 196,074 2,261

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volvo AB Class B 22,016 519
32,337
Switzerland - 5.9%
ABB, Ltd. 120,601 4,409
Adecco Group AG 104,966 6,288
Alcon, Inc. 21,038 1,532
Baloise Holding AG 6,483 1,024
Chocoladefabriken Lindt & Spruengli
AG 63 1,231
Cie Financiere Richemont SA Class A 14,031 1,797
Credit Suisse Group AG Class A 255,019 2,563
Geberit AG 1,645 1,351
Georg Fischer AG 174 282
Givaudan SA 273 1,363
Julius Baer Group, Ltd. 91,207 6,034
Kuehne & Nagel International AG 5,614 1,894
LafargeHolcim , Ltd.(Æ) 102,916 6,033
Lonza Group AG 3,947 3,072
Nestle SA 235,330 29,818
Novartis AG 170,329 15,755
Partners Group Holding AG 7,156 12,234
Roche Holding AG 55,698 21,539
Schindler Holding AG 4,955 1,586
SGS SA 994 3,220
Sika AG 3,360 1,183
STMicroelectronics NV 44,447 1,820
Swiss Life Holding AG 1,577 815
Swiss Prime Site AG Class A 134 14
Swiss Re AG 32,294 2,923
Swisscom AG 4,883 2,938
Temenos AG 38,270 6,083
UBS Group AG 922,636 15,213
Zurich Insurance Group AG 9,970 4,019
158,033
Taiwan - 5.7%
Advantech Co., Ltd. 36,000 469
Asustek Computer, Inc. 64,340 807
Catcher Technology Co., Ltd. 194,000 1,283
Cathay Financial Holding Co., Ltd. 388,000 753
Chang Hwa Commercial Bank, Ltd. 712,030 422
China Airlines, Ltd.(Æ) 2,520,000 1,562
China Development Financial Holding
Corp. 1,469,520 743
China Life Insurance Co., Ltd. 1,107,896 1,045
China Steel Corp. Class H 765,001 994
Chunghwa Telecom Co., Ltd. 206,590 853
Chunghwa Telecom Co., Ltd. - ADR 11,428 474
Compal Electronics, Inc. 838,482 649
CTBC Financial Holding Co., Ltd. 1,604,000 1,312
E.Sun Financial Holding Co., Ltd. 984,954 935
Eva Airways Corp. 1,248,718 820
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 650,876 3,107
First Financial Holding Co., Ltd. 501,424 408
Formosa Petrochemical Corp. 226,000 786
Formosa Plastics Corp. 182,651 656
Fubon Financial Holding Co., Ltd. 1,779,000 4,779
Globalwafers Co., Ltd. 99,847 3,023
Hiwin Technologies Corp. 142,501 1,635
Hon Hai Precision Industry Co., Ltd. 2,343,101 9,253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 153
Hua Nan Financial Holdings Co., Ltd. 1,138,802 787
Innolux Corp. 2,421,586 1,609
International Games System Co., Ltd. 85,000 2,650
King Yuan Electronics Co., Ltd.(Æ) 1,407,000 2,342
Largan Precision Co., Ltd. 7,421 780
Lite-On Technology Corp. 292,126 671
MediaTek , Inc. 326,629 10,621
Mega Financial Holding Co., Ltd. 636,000 753
Nan Ya Plastics Corp. 304,000 948
Nanya Technology Corp. 2,001,000 5,192
Pou Chen Corp. Class B 392,000 495
President Chain Store Corp. 43,490 437
Realtek Semiconductor Corp. 65,588 1,382
Ruentex Development Co., Ltd. 675,917 1,511
Shin Kong Financial Holding Co., Ltd. 5,091,011 1,668
SinoPac Financial Holdings Co., Ltd. 1,198,000 602
Synnex Technology International Corp. 301,773 572
Taishin Financial Holding Co., Ltd. 821,000 498
Taiwan Business Bank 1,750,191 594
Taiwan Cooperative Financial Holding
Co., Ltd. 1,337,398 1,045
Taiwan High Speed Rail Corp. 78,267 85
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,500,042 52,058
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 142,744 16,650
Uni -President Enterprises Corp. 165,000 432
United Microelectronics Corp. 3,708,000 7,713
Win Semiconductors Corp. 59,849 740
WPG Holdings, Ltd. 402,308 785
Yageo Corp. 7,416 149
Yuanta Financial Holding Co., Ltd. 1,659,877 1,507
152,197
Thailand - 0.5%
Advanced Info Service PCL 62,600 342
Bangkok Commercial Asset Management
PCL 4,482,800 2,252
Bangkok Dusit Medical Services PCL
Class F 1,728,400 1,184
Bangkok Expressway & Metro PCL 4,394,100 1,023
CP ALL PCL 822,200 1,476
Kasikornbank PCL 903,200 2,828
Minor International PCL(Æ) 1,944,968 1,762
PTT Global Chemical PCL 40,000 69
PTT PCL 173,000 182
Siam Cement PCL (The) 60,900 768
Thai Union Group PCL Class F 231,700 156
12,042
Turkey - 0.2%
Arcelik AS 207,287 812
Ford Otomotiv Sanayi AS 36,176 742
Haci Omer Sabanci Holding AS 670,473 754
KOC Holding AS 183,082 446
Turkcell Iletisim Hizmetleri AS 680,333 1,242
3,996

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 1,777
Emaar Properties PJSC 1,615,413 1,749
Emirates NBD Bank PJSC 231,816 845
Emirates Telecommunications Group Co.
PJSC(Š) 231,251 1,435
5,806
United Kingdom - 7.4%
Admiral Group PLC 32,679 1,542
Allfunds Group PLC(Æ) 72,214 1,270
Antofagasta PLC 262,523 5,451
Associated British Foods PLC 29,852 832
AstraZeneca PLC 68,598 7,878
Aviva PLC 306,602 1,650
Babcock International Group PLC(Æ) 641,020 2,280
BAE Systems PLC 508,033 4,066
Bank of Georgia Group PLC 31,959 666
Barclays PLC 2,745,379 6,654
Berkeley Group Holdings PLC 19,522 1,314
BP PLC 948,602 3,803
British American Tobacco PLC 32,133 1,198
British Land Co. PLC (The)(ö) 210,840 1,495
BT Group PLC(Æ) 1,463,411 3,530
Bunzl PLC 25,073 929
Centrica PLC(Æ) 3,735,528 2,360
Compass Group PLC(Æ) 374,974 7,922
Croda International PLC(Æ) 10,312 1,207
Diageo PLC 108,238 5,370
Direct Line Insurance Group PLC 283,402 1,170
Endeavour Mining Corp. 172,203 4,103
Experian PLC 34,474 1,518
Ferguson PLC 4,011 562
GlaxoSmithKline PLC - ADR 53,135 1,050
Halma PLC 32,461 1,303
HSBC Holdings PLC 1,510,076 8,335
InterContinental Hotels Group PLC(Æ) 16,324 1,078
Intertek Group PLC 16,050 1,150
J Sainsbury PLC 3,766,647 14,827
John Wood Group PLC(Æ) 1,798,564 5,446
Johnson Matthey PLC 38,854 1,604
Kingfisher PLC 1,011,123 5,176
Land Securities Group PLC(ö) 144,710 1,426
Linde PLC 39,701 12,163
Lloyds Banking Group PLC 1,069,450 678
London Stock Exchange Group PLC 6,042 629
Marks & Spencer Group PLC(Æ) 517,558 974
Meggitt PLC(Æ) 11,943 78
Mondi PLC 41,477 1,150
National Grid PLC 19,682 252
Natwest Group PLC 1,723,073 4,844
Pearson PLC 62,098 749
Persimmon PLC Class A 16,203 654
Prudential PLC 41,633 783
Reckitt Benckiser Group PLC 15,072 1,157
RELX PLC 80,443 2,368
Rentokil Initial PLC 89,370 704
Segro PLC(ö) 184,736 3,126
Smith & Nephew PLC 132,397 2,699
Smiths Group PLC 33,668 727
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spirax-Sarco Engineering PLC 12,289 2,563
Standard Chartered PLC 1,263,972 7,572
Stock Spirits Group PLC 136,928 489
Taylor Wimpey PLC 178,234 407
TechnipFMC PLC(Æ) 324,733 2,345
Tesco PLC 2,158,677 6,988
Travis Perkins PLC(Æ) 382,692 9,053
Tullow Oil PLC(Æ) 4,411,833 2,747
Unilever PLC 188,378 10,847
Vodafone Group PLC 2,616,108 4,196
Wausau Paper Corp. 360,990 4,673
Wickes Group PLC(Æ) 428,811 1,493
197,273
United States - 1.4%
Abbott Laboratories 1,667 202
Accenture PLC Class A 35,551 11,293
Amdocs, Ltd. 82,039 6,326
Aon PLC Class A 34,925 9,081
James Hardie Industries PLC 62,720 2,114
Lululemon Athletica , Inc.(Æ) 9,280 3,714
MasterCard, Inc. Class A 1,606 620
Ovintiv , Inc. 55,295 1,421
Visa, Inc. Class A 1,936 477
Willis Towers Watson PLC(Æ) 5,777 1,191
36,439
Total Common Stocks
(cost $1,770,560) 2,469,177
Preferred Stocks - 2.4%
Brazil - 0.8%
Banco Bradesco SA
5.085% (Ÿ) 1,953,087 9,094
Petroleo Brasileiro SA
9.033% (Ÿ) 2,294,931 11,857
20,951
Germany - 0.9%
Henkel AG & Co. KGaA
2.229% (Ÿ) 1,912 194
Porsche Automobil Holding SE
2.688% (Ÿ) 39,018 4,224
Sartorius AG
0.125% (Ÿ) 8,782 5,312
Volkswagen AG
2.520% (Ÿ) 56,335 13,748
23,478
South Korea - 0.7%
Samsung Electronics Co., Ltd.
4.399% (Ÿ) 326,589 20,501
Total Preferred Stocks
(cost $44,286) 64,930
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
5.500% due 08/28/22 INR 682 9

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 08/28/22 INR 705 3
12
Total Long-Term Investments
(cost $19) 12
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA (Æ)
2023 Warrants  28,062 20
Thailand - 0.0%
Minor International PCL (Æ)
2021 Warrants  95,105 1
Minor International PCL (Æ)
2023 Warrants 62,200 9
Minor International PCL (Æ)
2024 Warrants  41,016 5
Minor International PCL (Æ)
2024 Warrants 15,353 2
17
Total Warrants and Rights
(cost $—) 37
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 71,792,832 (∞) 71,778
Total Short-Term Investments
(cost $71,778) 71,778
Total Investments - 97.6%
(identified cost $1,886,643) 2,605,934
Other Assets and Liabilities, Net
- 2.4%
65,419
Net Assets - 100.0%
2,671,353

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.2%
ABN AMRO Bank NV 09/10/20 EUR 270,263 9 .42 2,545
3,140
Adyen NV 09/10/20 EUR 1,034 1,965 .49 2,032
2,815
Aena SME SA 03/17/20 EUR 2,813 107 .08 301
448
Amundi SA 02/26/19 EUR 71,702 64 .80 4,646
6,631
Cellnex Telecom SA 04/18/19 EUR 129,661 53 .14 6,890
8,449
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0 .21 321
331
China Bohai Bank Co., Ltd. 07/20/21 HKD 5,592,500 0 .38 2,101
2,183
China Huarong Asset Management Co., Ltd. 03/25/21 HKD 16,079,000 0 .13 2,063
2,110
China Tower Corp., Ltd. 07/20/21 HKD 9,458,000 0 .14 1,286
1,254
Covestro AG 03/17/20 EUR 147,881 34 .44 5,093
9,517
Delivery Hero SE 09/26/19 EUR 46,612 55 .15 2,571
6,980
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 105,525 1 .43 150
288
Hydro One, Ltd. 04/18/19 CAD 32,728 16 .10 527
808
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 164,714 16 .02 2,638
3,267
InterGlobe Aviation, Ltd. 03/25/21 INR 98,346 23 .73 2,333
2,178
Kuaishou Technology 03/25/21 HKD 122,700 28 .58 3,506
1,741
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2 .91 427
685
Luye Pharma Group, Ltd. 04/28/20 HKD 1,637,501 0 .49 803
882
Meituan-Dianping 01/13/20 HKD 359,613 28 .09 10,100
9,967
Midea Real Estate Holding, Ltd. 06/22/21 HKD 667,600 2 .12 1,417
1,128
Monde Nissin Corp. 06/22/21 PHP 5,684,800 0 .31 1,758
1,681
Moneta Money Bank AS 12/21/20 CZK 390,994 3 .11 1,215
1,590
Netmarble Corp. 04/28/20 KRW 4,996 76 .55 382
603
Pirelli & C SpA 04/28/20 EUR 162,449 3 .74 607
983
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0 .54 290
350
Reliance Industries, Ltd. 06/03/15 78,033 14 .13 1,102
4,314
Samsung Biologics Co., Ltd. 12/02/20 KRW 3,890 662 .88 2,579
3,013
Siemens Healthineers AG 12/21/20 EUR 17,361 50 .00 868
1,147
Sunac Services Holdings, Ltd. 11/03/20 HKD 3,953 1 .50 6
11
WH Group, Ltd. 10/26/15 HKD 2,724,614 0 .73 1,986
2,260
Worldline SA 03/25/21 EUR 29,768 89 .73 2,671
2,786
Zalando SE 09/10/20 EUR 29,188 102 .79 3,000 3,247
86,787
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 62 EUR 9,315 08/21
178
Australian Dollar Currency Futures 619 USD 45,410 09/21
(2,492)
British Pound Currency Futures 283 USD 24,573 09/21
(401)
CAC40 Euro Index Futures 381 EUR 25,182 08/21
311
Canadian Dollar Currency Futures 639 USD 51,203 09/21
(1,611)
DAX Index Futures 50 EUR 19,436 09/21
(257)
Euro Currency Futures 425 USD 63,038 09/21
(1,820)
EURO STOXX 50 Index Futures 362 EUR 14,799 09/21
(141)
FTSE 100 Index Futures 177 GBP 12,331 09/21
(312)
FTSE/MIB Index Futures 46 EUR 5,832 09/21
(40)
IBEX 35 Index Futures 63 EUR 5,465 08/21
(12)
Japnese Yen Currency Futures 1,049 USD 119,501 09/21
(531)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Futures Contracts
Amounts in thousands (except contract amounts )
New Zealand Dollar Currency Futures 45 USD 3,133 09/21
(96)
Norwegian Krone Currency Futures 93 USD 21,061 09/21
(1,417)
OMXS30 Index Futures 288 SEK 68,263 08/21
83
S&P/TSX 60 Index Futures 149 CAD 36,130 09/21
290
SPI 200 Index Futures 306 AUD 55,845 09/21
72
TOPIX Index Futures 527 JPY 10,039,349 09/21 (2,467)
Short Positions
Hang Seng Index Futures 49 HKD 63,448 08/21
44
MSCI Emerging Markets Index Futures 2,108 USD 134,670 09/21
8,270
MSCI Singapore Index Futures 111 SGD 4,005 08/21
(50)
S&P 500 E-Mini Index Futures 442 USD 97,007 09/21
(3,486)
Swiss Franc Currency Futures 190 USD 26,234 09/21 352
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (5,533)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 368 HKD 2,863 08/02/21 —
Bank of America USD 366 HKD 2,845 08/03/21 —
State Street USD 326 PHP 16,389 08/02/21 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,067 $ — $ —
$ —
$ 3,067
Australia 141 60,637 —
—
60,778
Austria — 6,825 —
—
6,825
Belgium — 7,569 —
—
7,569
Bermuda — 1,229 —
—
1,229
Brazil 32,713 — —
—
32,713
Canada 127,395 — —
—
127,395
Chile 10,571 — —
—
10,571
China 20,103 218,612 2,110
—
240,825
Cyprus — 84 —
—
84
Czech Republic — 2,485 —
—
2,485
Denmark — 28,390 —
—
28,390
Finland — 34,946 —
—
34,946
France — 163,008 —
—
163,008
Germany 283 89,772 —
—
90,055
Greece — 8,387 —
—
8,387
Hong Kong — 66,936 —
—
66,936
Hungary — 3,926 —
—
3,926

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
India 6,109 91,269 1,051
—
98,429
Indonesia — 12,924 —
—
12,924
Ireland 12,118 21,298 —
—
33,416
Isle of Man — 2,347 —
—
2,347
Israel 294 3,570 —
—
3,864
Italy — 34,202 —
—
34,202
Japan — 310,605 —
—
310,605
Jersey — 3,003 —
—
3,003
Kazakhstan — 3,295 —
—
3,295
Kenya — 2,556 —
—
2,556
Luxembourg 847 23,546 —
—
24,393
Malaysia — 8,333 —
—
8,333
Mexico 32,004 — —
—
32,004
Netherlands 9,389 82,265 —
—
91,654
New Zealand — 9,764 —
—
9,764
Norway 786 11,194 —
—
11,980
Peru 144 — —
—
144
Philippines 1,681 6,982 —
—
8,663
Poland — 15,898 —
—
15,898
Portugal — 289 —
—
289
Russia 1,365 37,195 —
—
38,560
Singapore — 16,988 —
—
16,988
South Africa 4,889 34,917 —
—
39,806
South Korea 3,882 146,119 —
—
150,001
Spain — 28,587 160
—
28,747
Sweden — 32,337 —
—
32,337
Switzerland — 158,033 —
—
158,033
Taiwan 17,124 135,073 —
—
152,197
Thailand — 12,042 —
—
12,042
Turkey — 3,996 —
—
3,996
United Arab Emirates — 4,371 1,435
—
5,806
United Kingdom 6,448 190,825 —
—
197,273
United States 34,325 2,114 —
—
36,439
Preferred Stocks 20,951 43,979 — — 64,930
Long-Term Investments — 12 — — 12
Warrants and Rights 37 — — — 37
Short-Term Investments — — — 71,778 71,778
Total Investments 346,666 2,182,734 4,756 71,778 2,605,934
Other Financial Instruments
Assets
Futures Contracts 9,600 — — — 9,600
Foreign Currency Exchange Contracts 2 — — — 2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (15,133) — — — (15,133)
Total Other Financial Instruments
*
$ (5,531) $ — $ — $ — $ (5,531)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
338,852
Consumer Staples ...................................................................
147,115
Energy ....................................................................................
137,334
Financial Services ...................................................................
608,006
Health Care .............................................................................
156,695
Materials and Processing ........................................................
308,942
Producer Durables ..................................................................
272,426
Technology ..............................................................................
398,378
Utilities ...................................................................................
101,429
Preferred Stocks
Consumer Discretionary ..........................................................
17,972
Consumer Staples ...................................................................
194
Energy ....................................................................................
11,857
Financial Services ...................................................................
9,094
Technology ..............................................................................
25,813
Long-Term Investments .................................................................
12
Warrants and Rights ....................................................................
37
Short-Term Investments ................................................................
71,778
Total Investments ....................................................................
2,605,934

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.9%
Australia - 4.3%
Atlas Arteria, Ltd. 66,546 307
Aurizon Holdings, Ltd. 858,901 2,440
BHP Group PLC 44,197 1,435
BHP Group, Ltd. - ADR 79,355 3,110
Fortescue Metals Group, Ltd. 145,023 2,663
Mineral Resources, Ltd. 51,111 2,377
Newcrest Mining, Ltd. 24,177 471
Perenti Global, Ltd. 398,302 267
Qube Holdings, Ltd. 380,496 817
Rio Tinto, Ltd. - ADR 5,058 498
Sandfire Resources, Ltd. 211,728 1,081
South32, Ltd. Class B 440,322 964
Sydney Airport(Æ) 366,906 2,107
Transurban Group - ADR(Æ) 1,162,923 12,237
Western Areas, Ltd. 119,545 230
31,004
Austria - 0.2%
OMV AB 32,632 1,761
Bermuda - 0.1%
BW Energy, Ltd.(Æ) 182 1
China Water Affairs Group, Ltd. 415,320 313
Kunlun Energy Co., Ltd. 442,000 382
696
Brazil - 1.2%
Adecoagro SA(Æ) 179,457 1,715
CCR SA 786,736 1,964
Cia Energetica de Minas Gerais - ADR 133,673 299
Petroleo Brasileiro SA 372,886 1,969
Petroleo Brasileiro SA - ADR 18,545 198
Sao Martinho SA 194,006 1,195
Ultrapar Participacoes SA - ADR 94,146 322
Vale SA Class B - ADR 65,701 1,381
9,043
Canada - 4.9%
Agnico Eagle Mines, Ltd. 6,480 419
Anaergia , Inc.(Æ) 47,667 693
ARC Resources, Ltd. 111,946 847
Barrick Gold Corp. 42,872 933
Canadian Natural Resources, Ltd. 9,372 309
Canadian Solar, Inc.(Æ) 34,514 1,389
Emera , Inc. 49,011 2,286
Enbridge, Inc. 145,827 5,748
Enerflex , Ltd. 88,543 514
Franco-Nevada Corp. Class T 9,445 1,511
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 512
Ivanhoe Mines, Ltd. Class A(Æ) 312,964 2,323
Kirkland Lake Gold, Ltd.(Æ) 8,181 350
Largo Resources, Ltd.(Æ) 100,814 1,648
Nutrien , Ltd. 33,198 1,974
Pembina Pipeline Corp. 197,683 6,535
Suncor Energy, Inc. 22,490 443
TC Energy Corp.(Æ) 103,783 5,059
Teck Resources, Ltd. Class B 24,544 560
Westshore Terminals Investment Corp. 36,169 624
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wheaton Precious Metals Corp. 18,409 851
35,530
Chile - 0.2%
Sociedad Quimica y Minera de Chile
SA - ADR 37,910 1,801
China - 1.1%
China Gas Holdings, Ltd. 1,005,143 3,118
COSCO SHIPPING Ports, Ltd. 409,093 292
ENN Energy Holdings, Ltd. 58,212 1,220
Jiangsu Expressway Co., Ltd. Class H 2,674,654 2,858
Zhejiang Expressway Co., Ltd. Class H 340,000 287
7,775
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 121
Cyprus - 0.1%
Ros Agro PLC - GDR 66,112 964
Denmark - 0.3%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 556
Vestas Wind Systems A/S 35,070 1,293
1,849
Finland - 0.5%
Neste OYJ 22,833 1,405
Stora Enso OYJ Class R 20,738 410
UPM- Kymmene OYJ 38,787 1,586
3,401
France - 3.4%
Aeroports de Paris(Æ) 37,448 4,543
Eiffage SA 21,359 2,176
Engie SA 66,577 888
Eramet SA(Æ) 2,144 171
Gaztransport Et Technigaz SA 130 10
Getlink SE 346,111 5,541
Rubis SCA 68,937 2,765
Suez SA 37,980 887
Total SA 68,602 2,991
Veolia Environnement SA 12,373 407
Vilmorin & Cie SA 11,761 791
Vinci SA 32,254 3,411
24,581
Germany - 0.4%
E.ON SE 30,071 370
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 15,679 1,033
Hamburger Hafen und Logistik AG 8,852 210
K+S AG(Æ) 71,840 1,031
ThyssenKrupp AG - ADR(Æ) 8,043 80
2,724
Ghana - 0.6%
Kosmos Energy, Ltd.(Æ) 1,777,235 4,105
Hong Kong - 0.7%
China Merchants Port Holdings Co., Ltd. 250,088 349
China Resources Gas Group, Ltd. 98,001 604

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CLP Holdings, Ltd. 181,548 1,873
Guangdong Investment, Ltd. 1,105,290 1,549
Nine Dragons Paper Holdings, Ltd. 172,585 218
Shenzhen International Holdings, Ltd. 457,210 604
5,197
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC(Æ) 244,503 1,948
India - 0.4%
Reliance Industries, Ltd. - GDR(Þ) 16,120 891
Vedanta, Ltd. - ADR 134,675 2,159
3,050
Ireland - 0.2%
Smurfit Kappa Group PLC 21,704 1,224
Israel - 0.3%
Equital , Ltd.(Æ) 7,253 193
ICL Group, Ltd. 80,378 584
Israel Corp., Ltd. (The)(Æ) 4,758 1,511
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 259
2,547
Italy - 1.9%
Atlantia SpA (Æ) 545,702 9,916
Enav SpA (Æ)(Þ) 100,966 467
Enel SpA 128,291 1,185
Eni SpA - ADR 15,138 179
Hera SpA 175,229 746
Infrastrutture Wireless Italiane SpA (Þ) 148,532 1,681
14,174
Japan - 0.7%
East Japan Railway Co. 4,600 307
Ebara Corp. 28,800 1,426
Hitachi Zosen Corp. 2,500 18
Inpex Corp. 53,700 379
Japan Airport Terminal Co., Ltd.(Æ) 2,700 117
Japan Petroleum Exploration Co., Ltd. 21,500 356
JFE Holdings, Inc. 5,600 69
Kubota Corp. 15,000 313
Nippon Steel Corp. 30,000 524
Nittetsu Mining Co., Ltd. 4,500 248
Sumitomo Metal Mining Co., Ltd. 21,500 876
Takuma Co., Ltd. 14,600 234
West Japan Railway Co. 800 43
4,910
Jersey - 0.8%
Amcor PLC 109,223 1,264
Glencore PLC(Æ) 994,653 4,470
5,734
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 37,979 1,326
Corp. America Airports SA(Æ) 98,028 546
1,872
Mexico - 1.6%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 12,505 612
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 11,308 1,297
Grupo Aeroportuario del Sureste SAB de
CV Class B 303,166 5,507
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 4,011 727
Grupo Mexico SAB de CV 558,631 2,560
Infraestuctura Energetica Nova SAB de
CV(Æ) 167,097 660
Promotora y Operadora de
Infraestructura SAB de CV 82,682 624
11,987
Netherlands - 1.2%
OCI NV(Æ) 3,438 84
Royal Dutch Shell PLC Class A 190,792 3,828
Royal Dutch Shell PLC Class B 237,457 4,686
8,598
New Zealand - 0.4%
Auckland International Airport, Ltd.(Æ) 631,030 3,189
Norway - 0.5%
Austevoll Seafood ASA 94,261 1,189
Borregaard ASA - ADR 22,679 590
BW Offshore, Ltd.(Æ) 50,269 171
DNO ASA(Æ) 659,139 625
Equinor ASA Class N 57,663 1,128
3,703
Poland - 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,277
Russia - 1.6%
Gazprom Neft PJSC 138,626 806
Gazprom PJSC - ADR 70,374 548
Lukoil PJSC - ADR 38,257 3,279
MMC Norilsk Nickel PJSC - ADR 29,664 1,026
Novatek PJSC - GDR 17,528 3,900
PhosAgro PJSC - GDR 35,269 671
Rosneft Oil Co. PJSC - GDR 97,843 720
Surgutneftegas PJSC - ADR 2 8 , 079 142
Tatneft PJSC - ADR 16,198 645
11,737
Singapore - 0.1%
Wilmar International, Ltd. 265,000 851
South Africa - 0.5%
Anglo American PLC 68,844 3,050
Sibanye Stillwater, Ltd. 90,868 395
Thungela Resources, Ltd.(Æ) 7,364 23
3,468
South Korea - 0.3%
Korea Zinc Co., Ltd. 1,035 493
POSCO 3,313 1,052
Young Poong Corp. 760 452
1,997

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 2.1%
Aena SME SA(Æ)(Þ) 79,386 12,644
Iberdrola SA 120,281 1,449
Repsol SA - ADR 91,585 1,001
15,094
Sweden - 0.2%
Svenska Cellulosa AB SCA Class B 94,077 1,750
Switzerland - 0.9%
Flughafen Zurich AG(Æ) 31,088 4,997
Gurit Holding AG 316 715
SIG Combibloc Group AG(Æ) 18,348 542
6,254
Thailand - 0.2%
PTT Exploration & Production PCL 231,000 721
PTT PCL 493,600 520
1,241
United Kingdom - 2.1%
Antofagasta PLC 29,173 606
BP PLC 297,464 1,193
Central Asia Metals PLC 45,010 153
EnQuest PLC(Æ) 1,644,647 554
Ferrexpo PLC 154,122 1,034
Genuit Group PLC 36,210 322
Harbour Energy PLC(Æ) 24,648 112
James Fisher and Sons Public Ltd.,
Co.(Æ) 16,335 210
John Wood Group PLC(Æ) 168,746 511
Mondi PLC 38,165 1,058
National Grid PLC 195,324 2,499
Petrofac, Ltd.(Æ) 52,526 75
Scottish & Southern Energy PLC 219,469 4,407
Severn Trent PLC Class H 63,142 2,456
15,190
United States - 61.1%
Aemetis , Inc.(Æ) 20,985 184
AGCO Corp. 7,682 1,015
Agree Realty Corp.(ö) 63,354 4,761
Albemarle Corp. 3,893 802
Alexander & Baldwin, Inc. 20,622 413
Alexandria Real Estate Equities, Inc.(ö) 22,683 4,567
Alliant Energy Corp. 38,123 2,231
Ameresco , Inc. Class A(Æ) 33,270 2,280
American Campus Communities, Inc.(ö) 36,949 1,859
American Electric Power Co., Inc. 10,682 941
American Homes 4 Rent Class A(ö) 184,492 7,749
American Tower Corp.(ö) 9,600 2,715
American Water Works Co., Inc. 5,961 1,014
Americold Realty Trust(ö) 22,890 889
Apartment Income REIT Corp.(ö) 94,708 4,985
Apple Hospitality REIT, Inc.(ö) 232,289 3,473
Archer-Daniels-Midland Co. 6,233 372
Atmos Energy Corp. 11,565 1,140
AvalonBay Communities, Inc.(ö) 56,799 12,941
Avery Dennison Corp. 2,165 456
Avista Corp. 7,577 325
Bonanza Creek Energy, Inc. 12,673 488
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boston Properties, Inc.(ö) 56,458 6,627
Brixmor Property Group, Inc.(ö) 34,729 799
Camden Property Trust(ö) 8,255 1,233
Centennial Resource Development, Inc.
Class A(Æ) 20,008 104
CenterPoint Energy, Inc. 74,571 1,899
Chatham Lodging Trust(Æ)(ö) 15,171 186
Cheniere Energy, Inc.(Æ) 69,865 5,934
Chevron Corp. 11,431 1,164
Clean Energy Fuels Corp.(Æ) 156,660 1,177
CNX Resources Corp.(Æ) 22,415 271
ConocoPhillips Co. 13,303 746
CoreSite Realty Corp. Class A(ö) 26,881 3,715
Corteva , Inc. 21,042 900
Cousins Properties, Inc.(ö) 4,864 193
Crown Castle International Corp.(ö) 10,735 2,073
CSX Corp. 41,556 1,343
CubeSmart (ö) 15,152 752
CyrusOne , Inc.(ö) 60,123 4,285
Darling Ingredients, Inc.(Æ) 38,936 2,689
Deere & Co. 2,372 858
DiamondRock Hospitality Co.(Æ)(ö) 27,431 236
Digital Realty Trust, Inc.(ö) 21,030 3,242
Dominion Energy, Inc. 92,469 6,923
Douglas Emmett, Inc.(ö) 5,324 178
DT Midstream, Inc. 1,317 56
DTE Energy Co. 2,635 309
Duke Energy Corp. 51,768 5,441
Duke Realty Corp.(ö) 39,588 2,014
Easterly Government Properties, Inc.(ö) 9,712 220
EastGroup Properties, Inc.(ö) 41,845 7,374
Edison International 2,654 145
Empire State Realty Trust, Inc. Class
A(ö) 296,365 3,387
Enterprise Products Partners, LP 178,419 4,026
EOG Resources, Inc. 8,795 641
EPR Properties(ö) 39,054 1,964
Equinix , Inc.(Æ)(ö) 27,950 22,931
Equity LifeStyle Properties, Inc. Class
A(ö) 30,624 2,566
Equity Residential(ö) 129,704 10,912
Essential Properties Realty Trust, Inc.(ö) 187,418 5,585
Essential Utilities, Inc. 19,208 943
Essex Property Trust, Inc.(ö) 9,185 3,014
Evergy , Inc. 12,229 798
Eversource Energy(Æ) 49,378 4,260
Exelon Corp. 100,372 4,697
Extra Space Storage, Inc.(ö) 69,523 12,107
Exxon Mobil Corp. 32,569 1,875
Farmland Partners, Inc.(ö) 34,149 430
Federal Realty Investment Trust(ö) 2,601 306
First Industrial Realty Trust, Inc.(ö) 45,496 2,492
First Solar, Inc.(Æ) 8,213 707
FirstEnergy Corp. 49,914 1,913
Five Star Senior Living, Inc.(Æ) 33,402 190
FMC Corp. 7,889 844
Freeport-McMoRan, Inc. 89,952 3,427
Gaming and Leisure Properties, Inc.(ö) 44,116 2,088
GrafTech International, Ltd. 128,236 1,458
Halliburton Co. 31,579 653

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Healthcare Realty Trust, Inc.(ö) 9,323 297
Healthpeak Properties, Inc.(ö) 24,252 897
Host Hotels & Resorts, Inc.(Æ)(ö) 56,029 893
Howard Hughes Corp. (The)(Æ) 23,401 2,170
Hudson Pacific Properties, Inc.(ö) 10,463 285
Hyatt Hotels Corp. Class A(Æ) 14,044 1,122
Independence Realty Trust, Inc.(ö) 12,398 239
International Paper Co. 3,165 183
Invitation Homes, Inc.(ö) 77,722 3,162
Iron Mountain, Inc.(ö) 13,139 575
JBG Smith Properties(ö) 22,802 744
Kilroy Realty Corp.(ö) 8,121 563
Kimco Realty Corp.(ö) 288,551 6,155
Kinder Morgan, Inc. 228,476 3,971
Lamar Advertising Co. Class A(ö) 7,259 774
Laredo Petroleum, Inc.(Æ) 14,793 815
Life Storage, Inc.(Æ)(ö) 72,259 8,480
Livent Corp.(Æ) 50,089 977
Macerich Co. (The)(ö) 11,901 194
Mack-Cali Realty Corp.(Æ)(ö) 26,987 486
Macquarie Infrastructure Corp. 21,244 839
Magellan Midstream Partners, LP 55,344 2,579
Magnolia Oil & Gas Corp.(Æ) 85,219 1,193
Medical Properties Trust, Inc.(ö) 196,035 4,123
MGM Growth Properties LLC Class A(ö) 51,360 1,941
Mid-America Apartment Communities,
Inc.(ö) 51,467 9,938
Mosaic Co. (The) 76,288 2,382
National Retail Properties, Inc.(ö) 2,618 128
NetSTREIT Corp.(ö) 79,014 2,050
Newmont Corp. 16,820 1,057
NexPoint Residential Trust, Inc.(ö) 8,444 498
NextEra Energy, Inc. 179,441 13,977
NexTier Oilfield Solutions, Inc.(Æ) 92,913 355
NiSource, Inc. 45,498 1,127
Norfolk Southern Corp. 3,128 806
Omega Healthcare Investors, Inc.(ö) 60,838 2,207
ONEOK, Inc. 11,060 575
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 8,554 204
Ovintiv , Inc. 9,708 250
Paramount Group, Inc.(ö) 37,793 369
Park Hotels & Resorts, Inc.(Æ)(ö) 128,724 2,381
Pebblebrook Hotel Trust(ö) 30,168 678
Phillips 66 640 47
Pinnacle West Capital Corp. 9,828 821
Pioneer Natural Resources Co. 3,888 565
PNM Resources, Inc. 17,363 839
Portland General Electric Co. 8,886 435
Prologis, Inc.(ö) 207,091 26,517
ProPetro Holding Corp.(Æ) 73,657 556
PS Business Parks, Inc.(ö) 3,276 503
Public Service Enterprise Group, Inc. 11,268 701
Public Storage(ö) 11,238 3,512
QTS Realty Trust, Inc. Class A(ö) 3,904 303
Rayonier, Inc.(ö) 12,312 464
Realty Income Corp.(ö) 21,690 1,525
Regency Centers Corp.(ö) 8,241 539
Renewable Energy Group, Inc.(Æ) 50,950 3,121
Republic Services, Inc. Class A 28,833 3,413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Retail Opportunity Investments Corp.(ö) 12,311 218
Retail Properties of America, Inc. Class
A(ö) 287,613 3,627
REX American Resources Corp.(Æ) 5,827 478
Rexford Industrial Realty, Inc.(ö) 68,608 4,221
Rexnord Corp. 13,656 769
RLJ Lodging Trust(ö) 28,817 414
Ryman Hospitality Properties, Inc.(Æ)(ö) 32,465 2,490
Sabra Health Care REIT, Inc.(ö) 77,626 1,443
Safehold , Inc.(Æ) 2,644 239
SBA Communications Corp.(ö) 9,882 3,370
Select Energy Services, Inc. Class A(Æ) 53,353 317
Sempra Energy 7,298 953
Seritage Growth Properties(Æ)(ö) 25,044 397
Simon Property Group, LP(ö) 111,831 14,150
SITE Centers Corp.(ö) 25,058 397
SL Green Realty Corp.(ö) 73,815 5,496
SolarEdge Technologies, Inc.(Æ) 4,775 1,239
Southern Co. (The) 24,837 1,586
Southwestern Energy Co.(Æ) 40,314 190
Spirit Realty Capital, Inc.(ö) 25,394 1,275
STAG Industrial, Inc.(ö) 45,756 1,891
STORE Capital Corp.(ö) 76,137 2,755
Sun Communities, Inc.(ö) 52,913 10,377
Sunrun , Inc.(Æ) 22,542 1,194
Talos Energy, Inc.(Æ) 49,527 572
Terreno Realty Corp.(ö) 14,094 963
UDR, Inc.(ö) 28,253 1,554
UGI Corp. 32,778 1,507
Union Pacific Corp. 4,120 901
Ventas, Inc.(ö) 96,731 5,783
VEREIT, Inc.(ö) 6,350 311
VICI Properties, Inc.(ö) 250,717 7,820
W&T Offshore, Inc.(Æ) 165,536 670
WEC Energy Group, Inc.(Æ) 11,895 1,120
Weingarten Realty Investors(ö) 46,176 1,486
Welltower , Inc.(ö) 140,989 12,246
Weyerhaeuser Co.(ö) 54,876 1,851
Williams Cos., Inc. (The) 46,843 1,174
WP Carey, Inc.(ö) 8,005 647
Xcel Energy, Inc. 80,121 5,468
442,959
Total Common Stocks
(cost $531,884) 695,306
Preferred Stocks - 1.0%
Brazil - 0.9%
Bradespar SA
9.586% (Ÿ) 371,239 5,272
Petroleo Brasileiro SA
9.033% (Ÿ) 238,415 1,231
6,503
Russia - 0.1%
Tatneft PJSC
8.037% (Ÿ) 149,903 937
Total Preferred Stocks
(cost $4,311) 7,440

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 16,417,814 (∞) 16,415
Total Short-Term Investments
(cost $16,415) 16,415
Total Investments - 99.2%
(identified cost $552,610) 719,161
Other Assets and Liabilities, Net
- 0.8%
6,077
Net Assets - 100.0%
725,238

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
Aena SME SA 06/13/19 EUR 79,386 171 .82 13,641
12,644
Enav SpA 07/28/21 EUR 100,966 4 .67 472
467
Infrastrutture Wireless Italiane SpA 01/06/21 EUR 148,532 11 .59 1,723
1,681
Reliance Industries, Ltd. 02/24/21 16,120 57 .71 930 891
15,683
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 69 USD 15,144 09/21 517
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 517
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 65 GBP 47 08/02/21 —
Bank of America USD 320 HKD 2,488 08/02/21 —
Bank of America USD 240 HKD 1,868 08/03/21 —
Bank of America AUD 1,182 USD 874 08/03/21 6
Royal Bank of Canada USD 18 GBP 13 08/03/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 6
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 31,004 $ —
$ —
$ 31,004
Austria — 1,761 —
—
1,761
Bermuda — 696 —
—
696
Brazil 9,043 — —
—
9,043
Canada 35,530 — —
—
35,530
Chile 1,801 — —
—
1,801
China — 7,775 —
—
7,775
Colombia 121 — —
—
121

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Cyprus — 964 —
—
964
Denmark — 1,849 —
—
1,849
Finland — 3,401 —
—
3,401
France — 24,581 —
—
24,581
Germany — 2,724 —
—
2,724
Ghana 4,105 — —
—
4,105
Hong Kong — 5,197 —
—
5,197
Hungary — 1,948 —
—
1,948
India 2,159 891 —
—
3,050
Ireland — 1,224 —
—
1,224
Israel — 2,547 —
—
2,547
Italy — 14,174 —
—
14,174
Japan — 4,910 —
—
4,910
Jersey 1,263 4,471 —
—
5,734
Luxembourg 545 1,327 —
—
1,872
Mexico 11,987 — —
—
11,987
Netherlands — 8,598 —
—
8,598
New Zealand — 3,189 —
—
3,189
Norway — 3,703 —
—
3,703
Poland — 1,277 —
—
1,277
Russia 115 11,622 —
—
11,737
Singapore — 851 —
—
851
South Africa 23 3,445 —
—
3,468
South Korea — 1,997 —
—
1,997
Spain — 15,094 —
—
15,094
Sweden — 1,750 —
—
1,750
Switzerland — 6,254 —
—
6,254
Thailand — 1,241 —
—
1,241
United Kingdom — 15,190 —
—
15,190
United States 442,959 — —
—
442,959
Preferred Stocks 6,503 937 — — 7,440
Short-Term Investments — — — 16,415 16,415
Total Investments 516,154 186,592 — 16,415 719,161
Other Financial Instruments
Assets
Futures Contracts 517 — — — 517
Foreign Currency Exchange Contracts 6 — — — 6
Total Other Financial Instruments
*
$ 523 $ — $ — $ — $ 523
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 99
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,122
Consumer Staples ...................................................................
3,276
Energy ....................................................................................
81,804
Financial Services ...................................................................
314,475
Health Care .............................................................................
190
Materials and Processing ........................................................
75,028
Producer Durables ..................................................................
93,280
Technology ..............................................................................
3,371
Utilities ...................................................................................
122,760
Preferred Stocks
Energy ....................................................................................
2,168
Financial Services ...................................................................
5,272
Short-Term Investments ................................................................
16,415
Total Investments .................................................................... 719,161

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 84.9%
Asset-Backed Securities - 5.5%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 716 681
Affirm Asset Securitization Trust
Series 2021-B Class B
1.240% due 08/15/26 (Þ) 1,050 1,050
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 907 916
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 82 85
Series 2020-AGS Class A
1.980% due 08/25/50 (Þ) 393 400
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 150 153
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 1,000 1,001
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 393 433
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 197 207
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 936 1,018
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 599 641
Drive Auto Receivables Trust
Series 2020-2 Class B
1.420% due 03/17/25 650 656
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 43 43
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 174 176
Exeter Automobile Receivables Trust
Series 2020-2A Class B
2.080% due 07/15/24 (Þ) 650 654
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,525 1,534
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 886 965
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 783 814
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 423 444
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 561
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,009
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 506
Series 2021-1A Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.410% due 06/16/31 (Þ) 900 901
MedPro Group, Inc.
Series 2017-1A Class A
2.188% due 01/23/29 500 500
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 263 288
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 200 214
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 360 381
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 408 410
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 991 996
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 547 548
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 425 429
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 459
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 983 1,027
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
2.490% due 10/15/25 400 404
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,127
Series 2020-3 Class B
0.690% due 03/17/25 300 301
Series 2020-4 Class D
1.480% due 01/15/27 950 964
SMB Private Education Loan Trust
Series 2020-PTA Class A2A
1.600% due 09/15/54 (Þ) 750 762
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 546 560
SoFi Consumer Loan Program Trust
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 411
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 438
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 17 17
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,036
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 515
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 414
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 524
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 478 496
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 625
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,020

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 445
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 442
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 888
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 624
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 992
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 544 579
Series 2021-1A Class A2I
3.375% due 08/20/51 600 600
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 347 359
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 889 904
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 504 546
TCW Group, Inc. (The)
Series 2021-2A Class D
3.375% due 07/25/34 1,500 1,500
Tesla Auto Lease Trust
Series 2020-A Class D
2.330% due 02/20/24 (Þ) 550 565
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 486 487
Wendy's Co. (The)
Series 2021-1A Class A2II
2.775% due 06/15/51 (Þ) 1,050 1,078
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 483 516
Westlake Automobile Receivables Trust
Series 2021-2A Class D
1.230% due 12/15/26 (Þ) 500 501
40,740
Corporate Bonds and Notes - 29.0%
3M Co.
2.875% due 10/15/27 292 320
Abbott Laboratories
4.750% due 11/30/36 241 317
Acrisure LLC / Acrisure Finance, Inc.
4.250% due 02/25/29 (Þ) 1,000 974
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 550
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 367
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 266
Allegheny Technologies, Inc.
7.875% due 08/15/23 378 413
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 300 303
Ally Financial, Inc.
8.000% due 11/01/31 224 326
Alphabet, Inc.
1.998% due 08/15/26 256 270
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 90 93
Altria Group, Inc.
5.800% due 02/14/39 213 267
Amazon.com, Inc.
2.500% due 11/29/22 265 272
AMC Entertainment Holdings, Inc.
10.500% due 04/15/25 (Þ) 270 287
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 325 406
5.500% due 04/20/26 (Þ) 892 933
5.750% due 04/20/29 (Þ) 343 370
American Airlines Pass-Through Trust
4.950% due 01/15/23 65 67
American Homes 4 Rent, LP
4.250% due 02/15/28 261 299
American Tower Corp.
3.500% due 01/31/23 314 329
Antero Resources Corp.
8.375% due 07/15/26 (Þ) 127 144
5.375% due 03/01/30 (Þ) 164 167
Anthem, Inc.
4.850% due 08/15/54 261 343
Apache Corp.
5.100% due 09/01/40 140 150
4.750% due 04/15/43 286 294
5.350% due 07/01/49 583 614
Apache Finance Canada Corp.
7.750% due 12/15/29 147 175
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 285
Apple, Inc.
1.800% due 09/11/24 304 316
Applied Materials, Inc.
5.100% due 10/01/35 249 335
APX Group, Inc.
5.750% due 07/15/29 (Þ) 769 772
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 368
Arch Capital Group, Ltd.
3.635% due 06/30/50 288 320
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 162 166
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 369
Ares Capital Corp.
3.500% due 02/10/23 157 163
3.250% due 07/15/25 156 165
Aretec Escrow Issuer, Inc.
7.500% due 04/01/29 (Þ) 299 315
Austin BidCo , Inc.
7.125% due 12/15/28 (Þ) 1,435 1,467
Avantor , Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 07/15/28 (Þ) 358 377
Avaya Holdings Corp.
2.250% due 06/15/23 359 401
Aviation Capital Group LLC
4.875% due 10/01/25 (Þ) 278 311
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.750% due 07/15/27 (Þ) 200 209
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 354 373
Ball Corp.
4.000% due 11/15/23 259 275
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 827 869
Bank of America Corp.
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 267
Bank of America NA
Series BKNT
6.000% due 10/15/36 233 332
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 921 940
4.875% due 06/01/28 (Þ) 462 477
6.250% due 02/15/29 (Þ) 623 620
5.250% due 01/30/30 (Þ) 154 145
5.250% due 02/15/31 (Þ) 1,059 993
BCPE Ulysses Intermediate, Inc.
7.750% due 04/01/27 (Þ) 686 690
Becton, Dickinson and Co.
3.700% due 06/06/27 285 318
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 287
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 339 347
Berry Global, Inc.
0.950% due 02/15/24 (Þ) 332 332
5.625% due 07/15/27 (Þ) 224 236
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 152
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/44 (Þ) 205 282
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 208
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 446 455
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 175 183
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 441 457
BP Capital Markets America, Inc.
2.937% due 04/06/23 318 331
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 308 346
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 251 269
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 357 370
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Buckeye Partners, LP
4.125% due 12/01/27 215 219
5.850% due 11/15/43 227 228
Builders FirstSource , Inc.
5.000% due 03/01/30 (Þ) 429 456
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 239 243
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 350
Carnival Corp.
5.750% due 03/01/27 (Þ) 1,073 1,090
Carvana Co.
5.625% due 10/01/25 (Þ) 244 253
CBL & Associates, LP
5.950% due 12/15/26 475 269
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 680
Series DMTN
5.000% due 02/01/28 (Þ) 157 165
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 249 274
Centene Corp.
Series WI
4.625% due 12/15/29 418 458
CenturyLink, Inc.
Series P
7.600% due 09/15/39 11 13
CF Industries, Inc.
3.450% due 06/01/23 462 478
5.150% due 03/15/34 364 451
4.950% due 06/01/43 62 76
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 305
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 460
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 376
Chevron Corp.
2.566% due 05/16/23 320 332
0.426% due 08/11/23 328 329
CHS/Community Health Systems, Inc.
6.125% due 04/01/30 (Þ) 340 344
4.750% due 02/15/31 (Þ) 294 298
Cigna Corp.
Series WI
6.125% due 11/15/41 130 188
Cisco Systems, Inc.
2.200% due 09/20/23 318 330
Citigroup, Inc.
6.125% due 08/25/36 237 334
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 756
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 326 335
7.750% due 04/15/28 (Þ) 447 466
7.500% due 06/01/29 (Þ) 390 405

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cleveland-Cliffs Inc.
6.250% due 10/01/40 130 140
Coca-Cola Co. (The)
2.900% due 05/25/27 295 325
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 295
6.250% due 07/01/25 (Þ) 502 530
8.125% due 07/01/27 (Þ) 847 932
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 127 178
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 200
Comcast Corp.
3.600% due 03/01/24 304 329
5.650% due 06/15/35 236 323
CommScope , Inc.
5.500% due 03/01/24 (Þ) 250 257
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 433 449
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 180 181
Consolidated Communications Holdings,
Inc.
5.000% due 10/01/28 (Þ) 517 520
Constellation Brands, Inc.
4.250% due 05/01/23 310 330
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 391 385
Continental Resources, Inc.
4.500% due 04/15/23 618 643
Continental Wind LLC
6.000% due 02/28/33 (Þ) 184 213
CoreCivic , Inc.
8.250% due 04/15/26 416 441
CoreLogic , Inc.
4.500% due 05/01/28 (Þ) 470 468
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 424 460
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 334
Costco Wholesale Corp.
1.375% due 06/20/27 277 281
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 434 462
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,181
CRC Escrow Issuer LLC / CRC Finco ,
Inc.
5.250% due 10/15/25 (Þ) 541 545
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 250
Crestwood Midstream Partners, LP
5.625% due 05/01/27 (Þ) 376 384
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 264 275
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 240
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Crown Castle International Corp.
5.200% due 02/15/49 252 334
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 555
CrownRock , LP / CrownRock Finance,
Inc.
5.000% due 05/01/29 (Þ) 154 161
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 1,217 1,199
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 263 275
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 412 443
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 533 518
5.750% due 02/15/28 (Þ) 402 390
D.R. Horton, Inc.
4.750% due 02/15/23 260 274
Daimler Finance NA LLC
3.350% due 02/22/23 (Þ) 316 330
Danaher Corp.
4.375% due 09/15/45 271 347
DaVita, Inc.
4.625% due 06/01/30 (Þ) 228 236
DCP Midstream Operating, LP
6.750% due 09/15/37 (Þ) 89 110
5.600% due 04/01/44 210 241
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 379 386
Delta Air Lines, Inc.
4.750% due 10/20/28 (Þ) 220 246
3.750% due 10/28/29 122 121
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 240 260
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 291
Diebold Nixdorf, Inc.
9.375% due 07/15/25 (Þ) 250 275
Series REGS
9.000% due 07/15/25 EUR 300 388
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 367 379
Discover Bank
Series BKNT
4.200% due 08/08/23 300 322
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 108
7.750% due 07/01/26 213 243
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 971
Diversified Healthcare Trust
4.750% due 02/15/28 195 197
4.375% due 03/01/31 480 469
Dollar General Corp.
3.250% due 04/15/23 310 323

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 298
Duke Energy Corp.
4.800% due 12/15/45 269 340
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 264
Embarq Corp.
7.995% due 06/01/36 203 227
Emergent BioSolutions , Inc.
3.875% due 08/15/28 (Þ) 839 834
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 309
Encompass Health Corp.
4.500% due 02/01/28 351 364
Endurance International Group
Holdings, Inc.
6.000% due 02/15/29 (Þ) 1,500 1,455
Energy Transfer Operating, LP
6.125% due 12/15/45 263 338
EnerSys
5.000% due 04/30/23 (Þ) 233 243
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 78 82
4.850% due 07/15/26 59 62
5.600% due 04/01/44 523 510
5.450% due 06/01/47 152 147
Enova International, Inc.
8.500% due 09/01/24 (Þ) 140 143
8.500% due 09/15/25 (Þ) 115 120
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 479 511
Enterprise Products Operating LLC
5.950% due 02/01/41 212 298
EPR Properties Co.
4.950% due 04/15/28 330 357
3.750% due 08/15/29 380 386
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 163 178
4.500% due 01/15/29 (Þ) 217 220
4.750% due 01/15/31 (Þ) 195 198
Series 30Y
6.500% due 07/15/48 324 356
Equities Corp.
7.000% due 02/01/30 129 169
Essex Portfolio, LP
3.250% due 05/01/23 318 331
Everi Holdings, Inc.
5.000% due 07/15/29 (Þ) 100 102
Exelon Generation Co. LLC
5.600% due 06/15/42 174 209
Exxon Mobil Corp.
1.571% due 04/15/23 307 314
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 304 326
First Student Bidco Inc.
4.000% due 07/31/29 (Þ) 425 426
FirstEnergy Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
3.900% due 07/15/27 1,354 1,509
Series C
7.375% due 11/15/31 62 87
4.850% due 07/15/47 255 321
3.400% due 03/01/50 131 132
FirstMerit Corp.
4.350% due 02/04/23 301 317
Ford Holdings LLC
9.300% due 03/01/30 308 422
Ford Motor Co.
8.500% due 04/21/23 508 564
9.000% due 04/22/25 260 320
4.346% due 12/08/26 799 862
9.625% due 04/22/30 646 933
7.450% due 07/16/31 742 982
4.750% due 01/15/43 167 183
5.291% due 12/08/46 340 389
Ford Motor Credit Co. LLC
4.250% due 09/20/22 117 120
3.087% due 01/09/23 370 377
3.021% due 03/06/24 700 875
3.664% due 09/08/24 200 209
4.687% due 06/09/25 868 942
4.134% due 08/04/25 200 214
4.542% due 08/01/26 540 587
4.125% due 08/17/27 327 350
5.113% due 05/03/29 806 913
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 388 392
Freeport-McMoRan, Inc.
3.875% due 03/15/23 300 311
5.400% due 11/14/34 695 884
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 650 672
6.750% due 05/01/29 (Þ) 176 187
FS KKR Capital Corp.
4.125% due 02/01/25 276 293
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 379
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 801
GE Capital Funding LLC
Series WI
4.550% due 05/15/32 251 303
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 264 324
General Electric Co.
3.625% due 05/01/30 116 131
Series MTNA
6.750% due 03/15/32 121 169
General Motors Co.
4.875% due 10/02/23 67 73
General Motors Financial Co., Inc.
5.200% due 03/20/23 296 317
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 422
6.500% due 10/01/25 711 706
8.000% due 01/15/27 367 378

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 02/01/28 391 395
Genworth Holdings, Inc.
4.800% due 02/15/24 55 55
6.500% due 06/15/34 251 258
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 244
GEO Group, Inc. (The)
5.875% due 10/15/24 304 271
Georgia Power Co.
5.400% due 06/01/40 58 75
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 368 366
Global Partners, LP / GLP Finance Corp.
Series WI
6.875% due 01/15/29 411 433
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 282
Goldman Sachs Capital I
6.345% due 02/15/34 205 291
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 461 467
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 197
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 281
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 505 540
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 465 471
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 559 586
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 452
HCA, Inc.
5.875% due 05/01/23 228 247
7.690% due 06/15/25 74 90
4.500% due 02/15/27 175 200
7.500% due 11/15/95 46 68
HCRX Investments Holdco, L.P.
4.500% due 08/01/29 (Þ) 218 222
Hecla Mining Co.
7.250% due 02/15/28 750 812
Hess Midstream, LP
5.125% due 06/15/28 (Þ) 361 378
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 12
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.750% due 10/01/25 (Þ) 362 366
6.250% due 11/01/28 (Þ) 160 167
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 370
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 303
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 245
Hologic , Inc.
4.625% due 02/01/28 (Þ) 345 364
Home Depot, Inc. (The)
2.500% due 04/15/27 132 142
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Howmet Aerospace, Inc.
5.900% due 02/01/27 426 504
5.950% due 02/01/37 108 137
HSBC Holdings PLC
7.200% due 07/15/97 173 318
Humana, Inc.
8.150% due 06/15/38 188 306
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 875
6.250% due 05/15/26 888 933
5.250% due 05/15/27 792 833
iHeartCommunications , Inc.
8.375% due 05/01/27 300 319
IHS Markit , Ltd.
4.125% due 08/01/23 339 360
Imola Merger Corp.
4.750% due 05/15/29 (Þ) 397 410
International Business Machines Corp.
3.300% due 01/27/27 292 323
International Paper Co.
5.000% due 09/15/35 262 336
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 257
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 271
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 469
5.250% due 07/15/30 (Þ) 261 278
iStar , Inc.
4.250% due 08/01/25 248 257
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 710 708
Jazz Securities DAC
4.375% due 01/15/29 (Þ) 731 762
JBS Investments II GmbH
7.000% due 01/15/26 (Þ) 352 373
5.750% due 01/15/28 (Þ) 495 522
3.625% due 01/15/32 (Þ) 653 657
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.750% due 02/15/28 (Þ) 1,043 1,142
6.500% due 04/15/29 (Þ) 1,383 1,549
5.500% due 01/15/30 (Þ) 668 746
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š)(Ø)(Æ) 281 —
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 160 218
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 309 313
Johnson & Johnson
0.950% due 09/01/27 330 327
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 2,285 2,285
Kennedy-Wilson, Inc.
4.750% due 03/01/29 444 456
Kimberly-Clark Corp.
1.050% due 09/15/27 164 163
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 302

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan, Inc.
5.300% due 12/01/34 250 315
Kraft Heinz Foods Co.
6.875% due 01/26/39 248 364
7.125% due 08/01/39 (Þ) 311 464
Series WI
5.000% due 07/15/35 377 466
5.200% due 07/15/45 263 333
4.375% due 06/01/46 594 684
4.875% due 10/01/49 529 660
Kroger Co. (The)
3.850% due 08/01/23 301 319
L Brands, Inc.
6.950% due 03/01/33 140 171
6.750% due 07/01/36 152 194
Series WI
6.875% due 11/01/35 465 598
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 255
Las Vegas Sands Corp.
3.200% due 08/08/24 279 291
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 813 867
5.125% due 07/15/29 (Þ) 735 752
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 160 167
4.750% due 10/15/27 (Þ) 115 117
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 315
Loews Corp.
6.000% due 02/01/35 169 235
Lowe's Cos., Inc.
3.875% due 09/15/23 308 328
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 238
Lubrizol Corp.
6.500% due 10/01/34 86 128
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 645
Magic Mergeco , Inc.
5.250% due 05/01/28 (Þ) 249 258
7.875% due 05/01/29 (Þ) 607 630
Magnolia Oil & Gas Corp.
6.000% due 08/01/26 (Þ) 354 361
Main Street Capital Corp.
5.200% due 05/01/24 174 190
Markel Corp.
5.000% due 04/05/46 161 211
Marriott International, Inc.
Series WI
3.750% due 03/15/25 266 287
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 315 329
Match Group, Inc.
4.625% due 06/01/28 (Þ) 432 453
Mattel, Inc.
6.200% due 10/01/40 47 59
Mauser Packaging Solutions Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 145 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McDonald's Corp.
5.700% due 02/01/39 237 335
Merck & Co., Inc.
2.800% due 05/18/23 214 224
5.750% due 11/15/36 231 332
MGIC Investment Corp.
5.250% due 08/15/28 342 364
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 258 279
MGM Resorts International
6.000% due 03/15/23 428 452
MidAmerican Energy Co.
4.400% due 10/15/44 247 312
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 224 233
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 173
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 706
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 307 313
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 431 450
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 191
3.875% due 11/15/30 (Þ) 455 482
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 273 278
MoneyGram International, Inc.
5.375% due 08/01/26 (Þ) 197 204
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 300
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 374
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 373
Murphy Oil Corp.
6.375% due 07/15/28 272 288
7.050% due 05/01/29 107 119
4.750% due 09/15/29 348 369
5.875% due 12/01/42 67 67
Nasdaq, Inc.
0.445% due 12/21/22 320 320
National Grid USA
5.803% due 04/01/35 263 334
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 369
Navient Corp.
5.000% due 03/15/27 243 253
Series MTN
5.625% due 08/01/33 79 77
NCR Corp.
6.125% due 09/01/29 (Þ) 426 462
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 782 835
Nestle Holdings, Inc.
0.375% due 01/15/24 (Þ) 330 329
Netflix, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 02/15/25 320 368
Nevada Power Co.
5.375% due 09/15/40 201 269
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 373 373
Newell Brands, Inc.
4.200% due 04/01/26 745 830
5.500% due 04/01/46 47 61
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 238
News Corp.
3.875% due 05/15/29 (Þ) 455 463
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 704 723
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 304
Nielsen Holdings PLC
5.625% due 10/01/28 (Þ) 350 370
NIKE, Inc.
2.750% due 03/27/27 254 276
Nordstrom, Inc.
4.000% due 03/15/27 102 107
4.375% due 04/01/30 102 108
5.000% due 01/15/44 532 529
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 198
Northwest Fibers, Inc.
6.000% due 02/15/28 (Þ) 241 237
10.750% due 06/01/28 (Þ) 63 71
Novelis Corp.
3.250% due 11/15/26 (Þ) 82 83
3.875% due 08/15/31 (Þ) 84 85
Occidental Petroleum Corp.
6.950% due 07/01/24 200 223
5.875% due 09/01/25 509 564
6.375% due 09/01/28 415 483
3.500% due 08/15/29 1,254 1,251
6.125% due 01/01/31 626 740
6.450% due 09/15/36 719 868
4.300% due 08/15/39 323 320
6.200% due 03/15/40 640 741
4.500% due 07/15/44 87 86
6.600% due 03/15/46 468 576
4.400% due 04/15/46 608 597
4.100% due 02/15/47 609 576
4.200% due 03/15/48 34 33
4.400% due 08/15/49 85 82
Oceaneering International, Inc.
4.650% due 11/15/24 258 256
Onemain Finance Corp.
5.375% due 11/15/29 221 243
Oracle Corp.
4.000% due 11/15/47 233 259
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 764 787
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 365
4.250% due 01/15/29 (Þ) 197 197
4.625% due 03/15/30 (Þ) 146 147
Ovintiv , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 11/15/41 300 329
Pactiv LLC
7.950% due 12/15/25 200 225
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 579
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 545 327
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 138 72
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 398 386
Peabody Energy Corp.
6.000% due 12/31/24 (Þ) 205 164
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 247
PepsiCo, Inc.
Series 383
3.000% due 10/15/27 199 220
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 424 442
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 1,038
7.750% due 02/25/29 (Þ) 1,000 1,096
Pfizer, Inc.
3.000% due 06/15/23 316 332
PG&E Corp.
5.250% due 07/01/30 500 488
PIC AU Holdings LLC / PIC AU
Holdings Corp.
10.000% due 12/31/24 (Þ) 546 543
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 415 444
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Þ) 700 714
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 219 228
5.500% due 12/15/29 (Þ) 129 138
Procter & Gamble Co. (The)
2.450% due 11/03/26 250 269
Progress Energy, Inc.
7.750% due 03/01/31 135 196
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 350 371
PTC, Inc.
4.000% due 02/15/28 (Þ) 442 457
QTS Realty Trust, Inc.
3.875% due 10/01/28 (Þ) 237 254
Radian Group, Inc.
4.500% due 10/01/24 237 253
Radiate Holdco LLC
4.500% due 09/15/26 (Þ) 451 467
Range Resources Corp.
8.250% due 01/15/29 (Þ) 163 180
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 224 248
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 309 331

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regions Financial Corp.
7.375% due 12/10/37 183 285
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 286 302
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 101 108
Republic Services, Inc.
3.375% due 11/15/27 290 321
Resideo Funding, Inc.
6.125% due 11/01/26 (Þ) 748 785
Retail Properties of America, Inc.
4.000% due 03/15/25 276 294
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 454 470
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 176
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 661
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 249 285
7.500% due 10/15/27 177 202
3.700% due 03/15/28 350 330
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 296
Safeway, Inc.
7.250% due 02/01/31 452 534
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 115
Series WI
3.244% due 10/05/26 149 160
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 374
Scientific Games International, Inc.
7.250% due 11/15/29 (Þ) 164 184
Scotts Miracle- Gro Co. (The)
Series WI
4.500% due 10/15/29 424 442
Seagate HDD Cayman
4.750% due 06/01/23 528 562
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 368
6.875% due 07/15/33 (Þ) 200 256
Service Properties Trust
5.000% due 08/15/22 634 643
4.500% due 06/15/23 477 487
4.650% due 03/15/24 273 278
7.500% due 09/15/25 375 423
4.950% due 02/15/27 73 72
5.500% due 12/15/27 186 198
3.950% due 01/15/28 77 72
4.950% due 10/01/29 109 106
4.375% due 02/15/30 122 114
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 309
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 315 329
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 357 370
Solar Star Funding LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 06/30/35 (Þ) 230 265
Southern Power Co.
Series F
4.950% due 12/15/46 277 341
Southwestern Energy Co.
6.200% due 01/23/25 275 301
Spectra Energy Partners, LP
3.375% due 10/15/26 274 299
Spirit AeroSystems , Inc.
4.600% due 06/15/28 103 100
Sprint Capital Corp.
6.875% due 11/15/28 1,550 2,000
8.750% due 03/15/32 492 759
Sprint Communications, Inc.
6.000% due 11/15/22 255 270
Sprint Corp.
7.625% due 03/01/26 269 329
Series WI
7.875% due 09/15/23 892 1,009
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 736
10.750% due 04/15/27 (Þ) 839 814
Starbucks Corp.
2.000% due 03/12/27 310 322
Starwood Property Trust, Inc.
Series WI
4.750% due 03/15/25 141 149
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 366 371
Synchrony Financial
3.700% due 08/04/26 214 235
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 254
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 (Þ) 331 358
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 350 381
TCI Communications, Inc.
7.875% due 02/15/26 144 186
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 263
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 357 372
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 516
6.125% due 10/01/28 (Þ) 350 373
6.875% due 11/15/31 139 159
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 218 287
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 273 281
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 668 714
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 458 477
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 298
Thermo Fisher Scientific, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 12/15/25 227 251
Time Warner Cable LLC
6.750% due 06/15/39 202 287
Time Warner Entertainment Co., LP
8.375% due 07/15/33 214 328
T-Mobile USA, Inc.
4.750% due 02/01/28 138 147
Series WI
1.500% due 02/15/26 328 332
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 245 263
6.250% due 03/15/26 (Þ) 869 911
Transocean Guardian, Ltd.
5.875% due 01/15/24 (Þ) 51 48
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 47 46
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 401
7.500% due 01/15/26 (Þ) 246 191
8.000% due 02/01/27 (Þ) 363 268
9.350% due 12/15/41 417 265
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 673 709
Trinity Industries, Inc.
4.550% due 10/01/24 268 285
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 704 708
Series WI
7.750% due 08/15/25 1,329 1,336
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 272 279
Tyson Foods, Inc.
4.875% due 08/15/34 265 334
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 245
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 201
Series 144a
4.375% due 04/15/26 (Þ) 187 192
United Parcel Service, Inc.
2.500% due 04/01/23 319 330
United Rentals NA, Inc.
5.500% due 05/15/27 228 240
United States Steel Corp.
6.650% due 06/01/37 188 203
United Technologies Corp.
5.400% due 05/01/35 241 323
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.125% due 12/15/24 (Þ) 307 316
7.875% due 02/15/25 (Þ) 31 33
6.500% due 02/15/29 (Þ) 453 459
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 271
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 380
Unum Group
5.750% due 08/15/42 237 299
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 265 272
US Foods, Inc.
4.750% due 02/15/29 (Þ) 448 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valero Energy Corp.
7.500% due 04/15/32 223 315
Vector Group, Ltd.
5.750% due 02/01/29 (Þ) 433 439
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 241
4.125% due 08/15/31 (Þ) 269 279
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 2,892 2,946
7.500% due 09/01/25 (Þ) 700 724
Verizon Communications, Inc.
2.625% due 08/15/26 251 268
VICI Properties, LP / VICI Note Co., Inc.
4.125% due 08/15/30 (Þ) 354 372
Vistra Operations Co. LLC
5.000% due 07/31/27 (Þ) 443 457
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 318
Wachovia Corp.
5.500% due 08/01/35 255 338
Walmart, Inc.
3.400% due 06/26/23 261 276
Walt Disney Co. (The)
3.700% due 03/23/27 287 325
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 853 868
Webster Financial Corp.
4.100% due 03/25/29 254 285
Wells Fargo & Co.
5.950% due 08/26/36 243 339
3.900% due 05/01/45 264 314
Western Gas Partners, LP
5.500% due 08/15/48 25 28
Western Midstream Operating, LP
4.050% due 02/01/30 146 164
5.450% due 04/01/44 290 325
5.300% due 03/01/48 432 476
5.250% due 02/01/50 266 313
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 278
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 359 370
Windstream Escrow LLC
7.750% due 08/15/28 (Þ) 391 399
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 206
Xerox Corp.
4.125% due 03/15/23 531 555
6.750% due 12/15/39 118 133
XPO CNW, Inc.
6.700% due 05/01/34 251 301
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 598 635
Yum! Brands, Inc.
3.875% due 11/01/23 367 388
6.875% due 11/15/37 92 118
Zions Bancorp NA
3.250% due 10/29/29 316 337
213,702

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 25.7%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 479
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 1,004
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 270
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 567
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 646
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 236
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 623
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,669 918
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 292
Alibaba Group Holding, Ltd.
Series WI
4.500% due 11/28/34 225 265
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 265
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 414 439
Apidos CLO XXXI
Series 2021-31A Class CR
2.029% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,141
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 103
0.750% due 07/09/30 (~)(Ê) 976 355
1.500% due 07/09/35 (~)(Ê) 1,418 457
3.875% due 01/09/38 (~)(Ê) 2,284 904
Ashtead Capital, Inc.
4.250% due 11/01/29 (Þ) 296 321
Aston Martin Capital Holdings, Ltd.
10.500% due 11/30/25 (Þ) 400 444
AstraZeneca PLC
0.300% due 05/26/23 333 333
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 371 377
Avation Capital SA
6.500% due 10/31/26 (Þ) 526 429
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 250 250
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,241
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 279
Banco de Credito e Inversiones SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 02/11/23 (Þ) 269 282
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 491 547
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 411
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 252
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 360
Banco Santander SA
2.749% due 12/03/30 331 334
Bancolombia SA
3.000% due 01/29/25 322 325
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 236
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 272
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 1,048 886
Barclays Bank PLC
6.860% due 09/29/49 (USD 6 Month
LIBOR + 1.730%)(Ê)(ƒ)(Þ) 345 468
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 303
Barclays PLC
4.950% due 01/10/47 241 316
Barings CLO, Ltd.
Series 2021-1A Class D
2.900% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 999
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 310 332
3.375% due 10/08/24 (Þ) 292 314
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
2.284% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 498
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 993
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 307 325
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 496
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 276
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 375
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 684 708

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Finance, Inc.
4.700% due 09/20/47 236 296
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 438 463
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 315
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 315
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 341
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 500
Carnival Corp.
1.875% due 11/07/22 EUR 720 843
1.000% due 10/28/29 EUR 160 151
Series REGS
7.625% due 03/01/26 EUR 200 258
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 249
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 196
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 457
Cenovus Energy, Inc.
6.750% due 11/15/39 162 221
CEZ AS
Series REGS
5.625% due 04/03/42 383 489
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.931%)(Ê)(ƒ) 390 391
4.250% due 12/31/99 (~)(Ê)(ƒ) 93 93
China Evergrande Group
9.500% due 03/29/24 500 199
8.750% due 06/28/25 596 246
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 500
Series 2018-4RA Class B
2.334% due 10/17/30 500 500
CIFC LLC
Series 2021-2A Class CR
2.234% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,001
CNH Industrial NV
4.500% due 08/15/23 307 330
Colombia Government International
Bond
3.875% due 04/25/27 300 317
7.375% due 09/18/37 1,000 1,294
6.125% due 01/18/41 600 703
5.000% due 06/15/45 500 523
Comision Federal de Electricidad
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 02/14/42 625 695
Commerzbank AG
8.125% due 09/19/23 (Þ) 370 420
Commonwealth Bank of Australia
4.316% due 01/10/48 (Þ) 281 343
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 335 340
6.500% due 05/15/26 (Þ) 727 735
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 421
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 2,100
Coty, Inc.
Series REGS
3.875% due 04/15/26 EUR 650 774
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 322
4.375% due 03/17/25 (Þ) 283 312
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 255 270
Danone SA
2.589% due 11/02/23 (Þ) 277 289
Danske Bank A/S
1.226% due 06/22/24 (Þ) 325 329
Deutsche Bank AG
3.950% due 02/27/23 312 327
3.700% due 05/30/24 258 276
4.500% due 04/01/25 555 598
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 478
Series 1254
4.100% due 01/13/26 255 281
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 312 324
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 350 374
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 1,177 1,095
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,351
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,220
6.850% due 01/27/45 (Þ) 750 852
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 484
Ecopetrol SA
7.375% due 09/18/43 1,018 1,242
5.875% due 05/28/45 101 108
Ecuador Government International Bond
5.500% due 07/31/30 (~)(Ê)(Þ) 475 415
8.408% due 07/31/30 (Þ) 107 59
2.500% due 07/31/35 (~)(Ê)(Þ) 1,614 1,118
1.500% due 07/31/40 (~)(Ê)(Þ) 461 283

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 531
6.875% due 04/30/40 (Þ) 2,000 1,923
8.700% due 03/01/49 (Þ) 750 783
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,343
7.650% due 06/15/35 498 436
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 333 349
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 3.656%)(Ê)(ƒ) 534 572
Series .
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 5.702%)(Ê)(ƒ) 362 397
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 703
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 556
Enbridge, Inc.
3.700% due 07/15/27 167 186
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 288
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 225
Series REGS
7.125% due 02/11/25 2,711 2,847
8.450% due 08/10/28 402 452
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 888
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 213
Series REGS
3.375% due 08/05/26 200 214
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 289
Falabella SA
4.375% due 01/27/25 (Þ) 299 322
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 775 790
7.500% due 04/01/25 (Þ) 175 181
6.875% due 03/01/26 (Þ) 366 382
6.875% due 10/15/27 (Þ) 119 129
Fly Leasing, Ltd.
Series 0005
5.250% due 10/15/24 378 379
Ford Motor Credit Co. LLC
2.330% due 11/25/25 EUR 242 301
2.386% due 02/17/26 EUR 345 430
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 414 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.859%)(Ê)(ƒ) 226 219
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 418
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 291
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 531
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,394
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 742
10.750% due 10/14/30 (Þ) 250 311
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 287
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,988 1,997
Global Finance SA
Series 2021-1A Class A
1.860% due 04/17/41 (Þ) 872 875
goeasy , Ltd.
4.375% due 05/01/26 (Þ) 456 470
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 343
Gtlk Europe Captial DAC
4.800% due 02/26/28 200 210
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 663 702
HOM RE, Ltd.
Series 2019-1 Class M2
3.368% due 05/25/29 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 1,000 1,013
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 533
HSBC Holdings PLC
6.500% due 05/02/36 228 317
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 465 305
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.983%)(Ê)(ƒ) 500 332
Huarong Finance 2019 Co., Ltd.
Series GMTN
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.979%)(Ê)(ƒ) 500 250
Huarong Finance II Co., Ltd.
5.500% due 01/16/25 200 142
Hudbay Minerals, Inc.
6.125% due 04/01/29 (Þ) 165 178
Indonesia Asahan Aluminium ( Persero )
PT
Series REGS
6.757% due 11/15/48 200 259
Instituto Costarricense de Electricidad
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 05/15/43 1,034 905
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 200
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 166
5.017% due 06/26/24 (Þ) 571 620
3.875% due 07/14/27 (Þ) 149 163
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 315 328
4.750% due 09/15/24 (Þ) 294 321
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 463
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 813 776
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 215
7.375% due 10/10/47 1,500 1,572
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 1,000 843
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 923
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 455
KCA Deutag UK Finance PLC
Series REGS
9.875% due 12/01/25 293 320
Kenya Government International Bond
8.250% due 02/28/48 200 221
Series REGS
6.875% due 06/24/24 1,000 1,099
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 1,110 1,134
Kraft Heinz Foods Co.
2.000% due 06/30/23 EUR 250 307
1.500% due 05/24/24 EUR 300 368
4.125% due 07/01/27 GBP 500 780
2.250% due 05/25/28 EUR 403 526
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 689
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 745
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 500 60
Series REGS
6.000% due 01/27/23 230 27
Lloyds Banking Group PLC
4.650% due 03/24/26 283 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 211 292
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 255 361
Loanpal Solar Loan, Ltd.
Series 2021-2GS Class A
2.220% due 03/20/48 (Þ) 648 658
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 311 329
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 242
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 650
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 355
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 839
Meituan
2.125% due 10/28/25 (Þ) 276 268
Methanex Corp.
5.250% due 12/15/29 527 583
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 225 227
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 754 645
Morgan Stanley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 445
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 286
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,087
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 600 893
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 425
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 466 436
7.500% due 01/15/28 (Þ) 103 93
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 360 444
National Bank of Canada
2.150% due 10/07/22 (Þ) 269 275
National Bank of Fujairah PJSC
5.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.301%)(Ê)(ƒ) 200 208
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 500

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
1.000% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 500
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 531
nogaholding Sukuk , Ltd.
Series REGS
5.250% due 04/08/29 247 258
Nokia OYJ
6.625% due 05/15/39 14 19
Nordea Bank AB
4.250% due 09/21/22 (Þ) 266 277
NTT Finance Corp.
0.373% due 03/03/23 (Þ) 333 333
Nutrien , Ltd.
4.900% due 06/01/43 262 341
Oaktree CLO, Ltd.
1.000% due 07/15/34 (~)(Ê)(Þ) 1,000 1,001
Series 2021-1A Class ER
6.636% due 07/15/34 (USD 3 Month
LIBOR + 6.510%)(Ê)(Þ) 250 247
OCP SA
Series REGS
4.500% due 10/22/25 343 371
6.875% due 04/25/44 200 245
6.875% due 04/25/44 326 400
Octagon Investment Partners 48, Ltd.
Series 2020-3A Class B
1.984% due 10/20/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 500 501
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 249
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 500
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 1,071 1,186
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 226
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 620
5.625% due 01/17/28 500 526
6.500% due 03/08/47 500 496
6.750% due 01/17/48 600 606
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 531
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 376
OQ SAOC
Series REGS
5.125% due 05/06/28 645 647
Oschadbank Via SSB #1 PLC
7.028% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 875 818
9.625% due 03/20/25 (~)(Ê)(Þ) 290 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 220
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 1,700 1,691
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 687
Parkland Fuel Corp.
5.875% due 07/15/27 (Þ) 108 115
4.500% due 10/01/29 (Þ) 456 469
Pertamina Persero PT
Series REGS
6.450% due 05/30/44 2,300 2,993
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
5.250% due 10/24/42 440 496
6.250% due 01/25/49 245 311
Petrobras Global Finance BV
6.875% due 01/20/40 228 269
6.850% due 06/05/15 1,293 1,442
Petro-Canada
6.800% due 05/15/38 212 309
Petroleos de Venezuela SA
5.375% due 04/12/27 1,000 42
Series REGS
6.000% due 05/16/24 8,000 340
6.000% due 11/15/26 3,986 169
5.500% due 04/12/37 2,150 91
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 952 983
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,701
6.500% due 06/02/41 650 588
5.500% due 06/27/44 1,000 819
Series REGS
6.625% due 09/29/49 (~)(Ê)(ƒ) 804 691
Series WI
6.875% due 08/04/26 45 49
6.500% due 01/23/29 90 93
5.625% due 01/23/46 1,000 821
6.750% due 09/21/47 1,333 1,192
7.690% due 01/23/50 1,800 1,750
6.950% due 01/28/60 1,050 942
PETRONAS Capital, Ltd.
Series REGS
4.550% due 04/21/50 1,000 1,229
Popular, Inc.
6.125% due 09/14/23 262 282
POSCO
2.375% due 01/17/23 (Þ) 272 278
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 417
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 730
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 477

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 1,240 186
Prosus NV
3.680% due 01/21/30 (Þ) 254 268
Provincia de Buenos Aires
7.875% due 06/15/27 (~)(Ê)(Þ) 300 144
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 521
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 390
Quebecor Media, Inc.
5.750% due 01/15/23 257 276
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 501
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 261
Republic of Nigeria Government
International Bond
Series REGS
7.696% due 02/23/38 250 256
Reynolds American, Inc.
5.700% due 08/15/35 270 334
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 536
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 338 388
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 232
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 1,072 984
Sands China, Ltd.
Series WI
4.600% due 08/08/23 304 322
Santander UK Group Holdings PLC
3.373% due 01/05/24 (USD 3 Month
LIBOR + 1.080%)(Ê) 275 286
Santander UK PLC
5.000% due 11/07/23 (Þ) 148 161
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,760
Series REGS
4.625% due 10/04/47 250 299
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 295
4.375% due 04/16/49 400 468
4.375% due 04/16/49 (Þ) 200 234
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 575
5.500% due 04/08/44 51 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 637
Scenery Journey, Ltd.
13.750% due 11/06/23 400 152
Schneider Electric SE
2.950% due 09/27/22 (Þ) 269 277
Seagate HDD Cayman
5.750% due 12/01/34 271 320
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 667
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 256
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 375
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 319
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 289
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 306
Series REGS
6.850% due 03/14/24 200 130
6.825% due 07/18/26 1,300 819
6.200% due 05/11/27 200 122
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 191
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 571
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 412
State Bank of India
4.875% due 04/17/24 (Þ) 262 286
5.500% due 09/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ) 200 200
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 659
Statoil ASA
2.450% due 01/17/23 269 278
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/22 305 314
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 217 223
Sura Asset Management SA
4.375% due 04/11/27 (Þ) 246 264
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 501
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
Takeda Pharmaceutical Co., Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.400% due 11/26/23 305 331
TC Ziraat Bankasi AS
Series REGS
5.125% due 09/29/23 330 338
5.375% due 03/02/26 325 321
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 237
6.375% due 11/15/33 600 709
6.000% due 09/30/34 260 298
7.721% due 06/04/38 50 67
Telesat Canada / Telesat LLC
5.625% due 12/06/26 (Þ) 462 428
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 279
Tervita Corp.
11.000% due 12/01/25 (Þ) 326 373
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 931 950
Toronto-Dominion Bank (The)
0.300% due 06/02/23 333 333
Total Capital International SA
2.700% due 01/25/23 268 278
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 260 272
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 529 542
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 519
Tsinghua Unic , Ltd.
5.375% due 01/31/23 (~)(Ê) 1,200 544
6.500% due 01/31/28 (~)(Ê) 450 205
Turkey Government International Bond
7.375% due 02/05/25 600 651
5.875% due 06/26/31 1,000 978
6.750% due 05/30/40 1,000 990
4.875% due 04/16/43 500 402
6.625% due 02/17/45 2,000 1,918
5.750% due 05/11/47 700 604
Turkiye Ihracat Kredi Bankasi Anonim
Sirketi
Series REGS
5.750% due 07/06/26 249 249
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 303
6.125% due 05/03/24 627 652
UBS Group AG
4.125% due 04/15/26 (Þ) 241 271
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 227
Series REGS
7.253% due 03/15/33 1,500 1,546
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 452 471
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 2,022 2,002
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 249
Unilever Capital Corp.
0.375% due 09/14/23 334 335
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 900 953
Vale Overseas, Ltd.
6.250% due 08/10/26 263 316
Vale SA
5.625% due 09/11/42 861 1,096
Venture 33 CLO, Ltd.
2.406% due 07/15/31 (~)(Ê)(Þ) 1,000 994
Venture XX CLO, Ltd.
Series 2017-20A Class CR
3.119% due 04/15/27 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 250 250
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 296 297
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 588 730
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 273 280
VTB Bank
Series REGS
6.950% due 10/17/22 200 211
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ) 1,014 1,101
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 279 286
YPF Energia Electrica SA
Series REGS
10.000% due 07/25/26 103 91
YPF SA
7.000% due 01/01/23 (~)(Ê)(Þ) 195 102
9.000% due 01/01/23 (~)(Ê)(Þ) 93 67
Series REGS
8.750% due 04/04/24 180 160
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 348
189,905
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š)(Ø)(Æ) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š)(Ø)(Æ) 460 —
—
Mortgage-Backed Securities - 13.4%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 228 231
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
2.845% due 09/14/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 930 913

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAMLL Commercial Mortgage Securities
Trust
Series 2015-200P Class F
3.716% due 04/14/33 (~)(Ê)(Þ) 1,500 1,541
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,000 960
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 5,969 247
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 129
Series 2021-BN31 Class XA
Interest Only STRIP
1.000% due 02/15/54 (~)(Ê) 1,585 164
Barclays Commercial Mortgage
Securities LLC
Series 2020-BID Class C
3.785% due 10/15/37 (USD 1 Month
LIBOR + 3.640%)(Ê)(Þ) 600 606
BBCMS Trust
Series 2021-AGW Class E
3.223% due 06/15/36 (USD 1 Month
LIBOR + 3.150%)(Ê)(Þ) 3,000 3,001
Benchmark 2019-B14 Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 990 917
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 791
Benchmark 2021-B23 Mortgage Trust
Series 2021-B23 Class XA
Interest Only STRIP
1.280% due 02/15/54 (~)(Ê) 1,957 186
BMD2 Re- Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 836
BX Commercial Mortgage Trust
Series 2021-IRON Class E
2.500% due 02/15/38 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 577 579
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 192
Series 2021-SOAR Class E
1.900% due 06/15/38 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,500 1,508
CALI Mortgage Trust
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 327
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 704
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIP
1.553% due 08/15/57 (~)(Ê) 2,786 269
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 15,997 521
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/25/50 (~)(Ê)(Þ) 137 140
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 800 816
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 257 264
CIM Commercial Trust Corp.
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 953 970
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 480 488
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 509
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 163 165
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 715 729
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.761% due 03/10/47 (~)(Ê)(Þ) 1,000 1,021
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 284
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 92
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 183
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 549
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 446
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,262 149
Citigroup Mortgage Loan Trust
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 597 605
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 684 693
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.084% due 06/10/46 (~)(Ê)(Þ) 1,310 1,331
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 145
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 250 228
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 7,508 422
Series 2017-COR2 Class XA
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 5,297 316
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 94
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 922
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 1,004
Ellington Financial, Inc.
Series 2019-2 Class A3

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.046% due 11/25/59 (~)(Ê)(Þ) 521 530
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 451 474
Series 2018-C02 Class 2M2
2.368% due 08/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 834 843
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 689 699
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (USD 1 Month
LIBOR + 2.350%)(Ê) 750 759
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 166 167
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 610 616
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 538 541
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 165 165
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 490 492
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 145 147
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 473 490
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 173 176
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (~)(Ê)(Þ) 180 184
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê) 848 853
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 581 586
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 1,008
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 700 708
Series 2021-DNA1 Class M2
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,000 1,003
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 1,011
FREMF Mortgage Trust
Series 2016-K57 Class D
1.309% due 08/25/49 (Þ) 1,450 1,006
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-K57 Class X2A
Interest Only STRIP
0.100% due 08/25/49 (Þ) 1 9 , 177 71
Series 2016-K57 Class X2B
Series 2019-KG01 Class C
6.217% due 05/25/29 (Þ) 400 250
Series 2019-KG01 Class X2A
Interest Only STRIP
0.100% due 04/25/29 (Þ) 5,106 24
Series 2019-KG01 Class X2B
Interest Only STRIP
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Series 2018-C1 Class CK32
1.000% due 10/27/46 (~)(Ê)(Þ) 1,500 1,292
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 2,095 1,484
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 627
GCT Commerical Mortage Trust
Series 2021-GCT Class D
1.000% due 02/15/23 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 1,500 1,501
Goldman Sachs Mortgage Securities
Trust
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 390 395
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 967 987
Series 2020-PJ1 Class A6
3.500% due 05/25/50 (~)(Ê)(Þ) 47 47
Great Wolf Capital Trust
Series 2019-WOLF Class D
2.039% due 12/15/36 (USD 1 Month
LIBOR + 1.933%)(Ê)(Þ) 1,500 1,495
Great Wolf Trust
Series 2019-WOLF Class E
2.847% due 12/15/36 (USD 1 Month
LIBOR + 2.732%)(Ê)(Þ) 1,500 1,476
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 639
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 60
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 284
Series 2019-GC40 Class XA
Interest Only STRIP
1.231% due 07/10/52 (~)(Ê) 2,411 164
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 974 1,010
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 1 , 791 1,821
GS Mortgage-Backed Securities Trust
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 975 989
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 398 389
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,388
Homeward Opportunities Fund I Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 440 441
JP Morgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 992
Series 2011-C5 Class B
5.586% due 08/15/46 (~)(Ê)(Þ) 483 483
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 1,217 1,084
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 696
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 861
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 251
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 61 0 510
Series 2015-C27 Class XA
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,758 95
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 336
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 316
JP Morgan Mortgage Trust
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 906 908
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 835 871
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 277 287
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 94 95
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 86 86
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 384 386
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 165 169
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 681 714
Series 2019-INV1 Class B2
5.118% due 10/25/49 (~)(Ê)(Þ) 481 514
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 1,145 1,164
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 441 461
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 317 325
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 300 302
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C20 Class D
5.376% due 07/15/47 (~)(Ê)(Þ) 1,500 1,351
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 1,027
Series 2017-6 Class A7
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/25/48 (~)(Ê)(Þ) 229 231
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 767 777
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 447 456
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 290 294
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.360% due 04/20/48 (~)(Ê)(Þ) 600 594
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 938 987
Mello Warehouse Securitization Trust
Series 2021-1 Class C
1.000% due 02/25/55 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 550 549
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,448
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 227
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 1,500 1,507
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 326
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
Interest Only STRIP
4.193% due 09/15/47 (Þ) 125 6
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 3,008 123
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 349
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,330 533
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 5,554 264
Series 2021-L5 Class XA
Interest Only STRIP
1.425% due 04/15/31 1,510 148
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 120
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 250 254
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 461 468
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 244
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 45 45
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 114 116
Series 2019-5 Class A7

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/25/49 (~)(Ê)(Þ) 1,200 1,219
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 238 241
SFO Commercial Mortgage Trust
Series 2021-555 Class C
1.910% due 05/15/38 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 250 251
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,587
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 22 0 153
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 973 988
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 996
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 377 392
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 285 266
Wells Fargo Commercial Mortage Trust
Series 2021-SAVE Class C
1.000% due 02/15/40 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,364 1,373
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,475 122
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 529
Series 2017-C41 Class XA
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,098 301
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 346
Series 2019-C52 Class XA
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,182 221
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 653
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 36 37
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 301 306
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 481 486
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 952 967
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.546% due 01/27/45 (Þ) 210 195
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.399% due 03/15/45 (~)(Ê)(Þ) 530 458
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 728
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 1,270 1,106
Series 2013-C14 Class D
3.978% due 06/15/46 (~)(Ê)(Þ) 1,500 1,343
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 648
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,948
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 195 198
98,890
Non-US Bonds - 11.1%
Accor SA
2.375% due 09/17/23 EUR 900 1,140
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 400 483
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 300 344
Afflelou SAS
Series REGS
4.250% due 05/19/26 EUR 150 181
Air Canada Class A Pass Through Trust
4.625% due 08/15/29 (Þ) CAD 143 116
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 465
ams AG
2.125% due 11/03/27 EUR 500 569
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 191
ArcelorMittal SA
2.250% due 01/17/24 EUR 1,229 1,530
Argentine Republic Government
International Bond
12.169% due 12/15/35 (~)(Ê) EUR 40,000 320
Assicurazioni Generali SpA
6.269% due 06/29/49 (GBP 3 Month
LIBOR + 2.350%)(Ê)(ƒ) GBP 350 564
4.596% due 11/30/49 (3 Month
EURIBOR + 4.500%)(Ê)(ƒ) EUR 374 501
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 700 955
1.875% due 09/26/29 EUR 500 616
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 243
2.625% due 05/30/27 EUR 300 373
Banco de Sabadell SA
1.125% due 03/27/25 EUR 400 486
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 900 1,105
Bayer US Finance II LLC
2.375% due 04/02/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.007%)(Ê) EUR 100 120

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 500 601
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 415
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 200 246
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 260
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 850 1,046
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,589
10.000% due 01/01/27 BRL 1,400 281
10.000% due 01/01/31 BRL 1,750 348
Brunello Bidco SpA
Series REGS
3.500% due 02/15/28 EUR 100 119
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 200 226
5.250% due 04/15/27 EUR 650 769
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 247
CeramTec BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,145
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 450 547
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 EUR 450 538
Series REGS
6.250% due 04/01/28 GBP 400 564
Commerzbank AG
4.000% due 03/23/26 EUR 287 387
Series eMTN
4.000% due 03/30/27 EUR 419 575
Constellation Automotive Financing PLC
Series REGS
4.875% due 07/15/27 GBP 460 640
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 300 500
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 220
Series REGS
4.875% due 08/28/25 GBP 275 386
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 888
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 389
Deutsche Bank AG
2.750% due 02/17/25 EUR 829 1,040
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 402
Diamond (BC) BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.625% due 08/15/25 EUR 400 482
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,125 1,355
Dufry One BV
3.625% due 04/15/26 CHF 750 828
3.375% due 04/15/28 EUR 350 411
eG Global Finance PLC
6.250% due 03/30/26 GBP 500 693
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 671
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.995%)(Ê)(ƒ) EUR 600 757
4.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 6
Year Rate + 3.436%)(Ê)(ƒ) EUR 400 509
Series EMTn
5.875% due 07/22/49 (GBP Swap
[versus SONIA] 15 Year Rate +
3.323%)(Ê)(ƒ) GBP 300 478
5.375% due 12/31/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.794%)(Ê)(ƒ) EUR 100 134
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 297
Explorer II AS
3.375% due 02/24/25 EUR 450 503
Foodco Bondco SA
Series REGS
6.250% due 05/15/26 EUR 550 604
Galaxy Bidco , Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 438
Gatwick Airport Finance PLC
4.375% due 04/07/26 GBP 300 419
Heathrow Finance PLC
5.250% due 03/01/24 (~)(Ê) GBP 100 145
4.375% due 03/01/27 (~)(Ê) GBP 100 141
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 522
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 300 320
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 1,130
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 185
Lion/Polaris Lux 4 SA
Series REGS
4.000% due 07/01/26 (3 Month
EURIBOR + 4.000%)(Ê) EUR 100 120
LSF9 Balta Issuer SARL
Series REGS
7.750% due 12/31/24 EUR 348 414
Malaysia Government International Bond
Series 0219

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.885% due 08/15/29 MYR 3,000 747
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 216
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 363
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 487
3.250% due 07/10/27 GBP 300 447
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,119
8.500% due 05/31/29 MXN 8,500 470
Motion Finco SARL
Series REGS
7.000% due 05/15/25 EUR 700 876
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (3 Month
EURIBOR + 6.500%)(Ê) EUR 100 88
4.250% due 11/15/24 (3 Month
EURIBOR + 4.250%)(Ê) EUR 650 571
NEW Areva Holding SA
4.875% due 09/23/24 EUR 250 335
NGG Finance PLC
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.141%)(Ê) EUR 400 481
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,200 1,421
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 850
Nobel Bidco BV
Series REGS
3.125% due 06/15/28 EUR 250 296
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 415
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 EUR 200 246
Novomatic AG
1.625% due 09/20/23 EUR 275 321
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 266
6.250% due 12/14/26 GBP 580 922
5.375% due 10/01/29 GBP 1,000 1,523
Petroleos Mexicanos
4.875% due 02/21/28 EUR 100 118
Series 10.7
4.750% due 02/26/29 EUR 1,400 1,622
Provident Financial PLC
7.000% due 06/04/23 GBP 293 411
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 300 394
Renault SA
1.000% due 03/08/23 EUR 215 257
1.250% due 06/24/25 EUR 600 706
1.000% due 11/28/25 EUR 504 596
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Renk AG
Series JUN
5.750% due 07/15/25 EUR 200 249
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 162
Series R186
10.500% due 12/21/26 ZAR 12,500 972
Rolls-Royce PLC
3.375% due 06/18/26 GBP 800 1,108
1.625% due 05/09/28 EUR 340 374
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 166
RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,585
Sani/ Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 433
Santander UK Group Holdings PLC
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 245 380
Schaeffler AG
1.875% due 03/26/24 EUR 499 612
2.875% due 03/26/27 EUR 200 255
Stonegate Pub Co. Financing PLC
8.000% due 07/13/25 GBP 200 288
Series REGS
5.750% due 07/31/25 (3 Month
EURIBOR + 5.750%)(Ê) EUR 100 118
8.250% due 07/31/25 GBP 100 146
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 721 928
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 859
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 EUR 900 1,098
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 716
Telecom Italia SpA
7.750% due 01/24/33 EUR 364 637
5.250% due 03/17/55 EUR 200 293
Teollisuuden Voima OYJ
2.625% due 01/13/23 EUR 770 948
Teva Pharmaceutical Industries, Ltd.
1.125% due 10/15/24 EUR 300 337
1.875% due 03/31/27 EUR 785 868
1.625% due 10/15/28 EUR 115 123
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 267 322
Travelex Issuerco , Ltd.
Series REGS
0.500% due 08/05/25 GBP 999 2,257
Trivium Packaging Finance BV

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.750% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 474
TVL Finance PLC
Series REGS
5.453% due 07/15/25 (GBP 3 Month
LIBOR + 5.375%)(Ê) GBP 250 330
Unibail - Rodamco -Westfield
2.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.675%)(Ê)(ƒ) EUR 400 470
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,583
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 450 542
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 352
3.625% due 02/15/28 EUR 300 347
4.625% due 08/15/28 EUR 300 360
Valeo SA
3.250% due 01/22/24 EUR 900 1,151
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 1,131
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 495
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC
Series REGS
4.750% due 09/15/24 GBP 600 841
Vittoria Assicurazioni SpA
5.750% due 07/11/28 EUR 100 135
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 413
4.500% due 07/15/31 GBP 250 351
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 582 879
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 807
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê) EUR 375 463
Wheel Bidco , Ltd.
Series REGS
6.750% due 07/15/26 GBP 374 521
ZF Europe Finance BV
1.250% due 10/23/23 EUR 700 844
2.000% due 02/23/26 EUR 500 604
82,117
United States Government Treasuries - 0.2%
United States Treasury Notes
1.250% due 05/15/50 1,250 1,064
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Fixed Income
Investments
(cost
$628,942
) 626,418
Common Stocks - 1.2%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.3%
Tourmaline Oil Corp. 58,980
1,610
Tourmaline Oil Corp.(Æ)(Š) 255,236
205
1,815
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 6,217
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
4,577
Producer Durables - 0.3%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Kelly Topco, Ltd.(Æ) 5,852
484
Real Alloy(Æ)(Š) 39
1,639
2,123
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Total Common Stocks
(cost $7,121) 8,515
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.4%
Sequa Corp.(Š)(Æ)
0.000% 3,142 3,142
Total Preferred Stocks
(cost $2,392) 3,142
Warrants and Rights - 0.0%
Education Management Corp.(Æ) 1,564,221 —
2022 Warrants
Travelex Issuerco , Ltd.(Æ) 675 71
2022 Warrants
Total Warrants and Rights
(cost $—) 71
Short-Term Investments - 10.7%
Argentine Republic Government
International Bond
1.500% due 07/09/22 (~)(Ê) ARP 300 101
3.500% due 07/09/22 (~)(Ê) ARP 2,600 971

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 87 39
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 16 7
Education Management LLC Term Loan
B
11.750% due 07/02/22 (~)(Ê) 285 —
FirstEnergy Corp.
Series A
2.850% due 07/15/22 107 108
Huarong Finance 2017 Co., Ltd.
1.979% due 04/27/22 (USD 3 Month
LIBOR + 1.850%)(Ê) 461 388
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Æ)(Ø) 750 90
Newell Brands, Inc.
4.000% due 06/15/22 228 232
Norfolk Southern Corp.
4.100% due 05/15/21 310 357
Petroleos de Venezuela SA
Series REGS
9.000% due 11/17/21 (Æ)(Ø) 313 13
SESI LLC
Series 144a
7.125% due 12/15/21 (Þ)(Æ)(Ø)(Š) 341 136
Sherwin-Williams Co. (The)
2.750% due 06/01/22 12 12
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 280
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 81 83
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 399
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 649
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (~)(Ê) EUR 1,400 —
U.S. Cash Management Fund(@) 74,882,362(∞) 74,867
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 299 310
Total Short-Term Investments
(cost $81,968) 79,042
Total Investments - 97.2%
(identified cost $720,423) 717,188
Other Assets and Liabilities,
Net - 2.8%
20,855
Net Assets - 100.0%
738,043

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
40.5%
ABN AMRO Bank NV 07/08/20 237,000 111.28 264
270
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.91 501
567
ACE Securities Corp. Mortgage Loan Trust 02/23/21 716,458 98.15 703
681
Acrisure LLC / Acrisure Finance, Inc. 01/29/21 1,000,000 100.00 1,000
974
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
550
AdaptHealth LLC 01/28/21 368,000 102.52 377
367
Affirm Asset Securitization Trust 07/27/21 1,050,000 99.98 1,050
1,050
Air Canada Class A Pass Through Trust 07/27/21 143,000 79.41 114
116
Air Liquide Finance SA 01/03/20 282,000 100.48 283
292
Air Methods Corp. 12/09/19 282,000 71.49 202
266
Alimentation Couche-Tard, Inc. 09/24/18 238,000 95.72 228
265
Alliance Data Systems Corp. 11/30/20 350,000 96.81 339
359
Alliance Resource Partners, LP 09/03/19 300,000 100.01 300
303
Alta Equipment Group, Inc. 03/24/21 90,000 100.00 90
93
AMC Entertainment Holdings, Inc. 07/31/20 414,000 104.22 431
439
AMC Entertainment Holdings, Inc. 04/29/21 270,000 106.89 289
287
American Airlines Group, Inc. 12/07/20 325,000 113.98 370
406
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
370
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
933
Antero Resources Corp. 12/17/20 127,000 100.79 128
144
Antero Resources Corp. 05/17/21 164,000 100.00 164
167
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,141
Apollo Management Holdings, LP 05/05/20 274,000 92.02 252
285
APX Group, Inc. 07/01/21 769,000 100.00 769
772
Aramark Services, Inc. 01/28/21 354,000 104.15 369
368
Arcosa , Inc. 03/31/21 162,000 100.00 162
166
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.75 375
369
Aretec Escrow Issuer, Inc. 04/01/21 299,000 100.00 299
315
Arroyo Mortgage Trust 05/12/20 227,783 97.03 221
231
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
913
Ashtead Capital, Inc. 04/15/21 296,000 106.97 317
321
Aston Martin Capital Holdings, Ltd. 05/06/21 400,000 108.60 434
444
ATS Automation Tooling Systems, Inc. 01/28/21 371,000 101.68 377
377
Austin BidCo , Inc. 01/26/21 1,435,000 103.66 1,491
1,467
Avantor , Inc. 01/28/21 358,000 104.68 375
377
Avation Capital SA 07/06/21 526,000 83.40 439
429
Aviation Capital Group LLC 11/02/20 278,000 99.26 276
311
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 02/18/21 200,000 102.33 205
209
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 354,000 104.95 372
373
Babson CLO, Ltd. 11/27/18 250,000 100.08 250
250
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,241
BAMLL Commercial Mortgage Securities Trust 04/30/21 1,500,000 102.04 1,531
1,541
Banco de Credito del Peru 12/05/19 269,000 102.72 276
279
Banco de Credito e Inversiones SA 10/25/19 269,000 102.24 275
282
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 96.19 226
252
Banff Merger Sub, Inc. 12/18/19 827,000 102.65 849
869
Bangkok Bank PCL 09/24/18 169,000 124.68 211
236
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.95 127
129
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,000,000 96.25 963
960
Barclays Bank PLC 07/06/21 345,000 136.18 470
468
Barclays Commercial Mortgage Securities LLC 10/02/20 600,000 99.52 597
606
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
999
Bausch Health Cos., Inc. 06/13/17 921,000 89.44 824
940
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
145
Bausch Health Cos., Inc. 11/18/20 1,059,000 96.33 1,020
993
Bausch Health Cos., Inc. 05/24/21 462,000 100.23 463
477
Bausch Health Cos., Inc. 05/27/21 623,000 97.91 610
620
Bayer US Finance II LLC 08/02/19 292,000 102.08 298
314
Bayer US Finance II LLC 07/15/21 310,000 106.87 331
332
BBCMS Trust 06/18/21 3,000,000 100.00 3,000
3,001
BCPE Ulysses Intermediate, Inc. 01/21/21 686,000 101.24 695
690
B.C. Unlimited Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.48 468
479
Benchmark 2019-B14 Mortgage Trust 11/07/19 990,000 88.85 880
917
Benchmark 2019-B9 Mortgage Trust 03/15/19 810,000 84.54 685
791
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
498
Berry Global, Inc. 07/22/19 224,000 104.28 234
236
Berry Global, Inc. 07/15/21 332,000 100.12 332
332

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
993
Bharti Airtel International Netherlands BV 06/17/21 307,000 105.78 325
325
Blackstone Holdings Finance Co. LLC 08/04/20 205,000 130.88 268
282
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
496
BMD2 Re- Remic Trust 02/03/21 892,000 88.78 792
836
BNP Paribas SA 05/14/20 243,000 106.10 258
276
Booz Allen Hamilton Holding Corp. 03/03/21 446,000 102.30 456
455
Boxer Parent Co., Inc. 05/14/20 175,000 100.00 175
183
Brazil Loan Trust 1 07/25/13 684,429 101.00 691
708
Brookfield Property REIT, Inc. 06/06/19 357,000 102.69 367
370
Brookfield Residential Properties, Inc. 03/15/21 438,000 103.91 455
463
Builders FirstSource , Inc. 03/03/21 429,000 106.61 457
456
BX Commercial Mortgage Trust 02/04/21 577,000 100.00 577
579
BX Trust 12/06/19 180,000 97.07 175
192
BX Trust 06/11/21 1,500,000 100.00 1,500
1,508
Cablevision Lightpath LLC 01/06/21 239,000 104.25 249
243
CALI Mortgage Trust 03/07/19 320,000 98.93 317
327
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.59 694
704
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
500
Carlyle Holdings II Finance LLC 05/04/21 256,000 127.43 326
350
Carnival Corp. 02/10/21 1,073,000 99.78 1,071
1,090
Carvana Co. 11/13/20 244,000 99.76 243
253
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 157,000 103.81 163
165
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
680
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.20 246
249
Chase Home Lending Mortgage Trust 07/29/19 257,441 101.05 260
264
Chase Home Lending Mortgage Trust 10/30/19 137,310 100.84 138
140
Chase Home Lending Mortgage Trust 10/30/19 800,000 101.70 814
816
CHS/Community Health Systems, Inc. 01/26/21 294,000 100.00 294
298
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
344
CIFC Funding, Ltd. 03/27/19 500,000 99.73 499
500
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,001
CIM Commercial Trust Corp. 03/01/21 953,429 102.10 973
970
CIM Commercial Trust Corp. 03/29/21 480,243 100.43 482
488
CIM Trust 09/27/18 500,000 96.69 483
509
CIM Trust 03/22/19 162,872 101.52 165
165
CIM Trust 11/07/19 714,882 100.63 719
729
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.90 929
1,021
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.53 379
284
Citigroup Commercial Mortgage Trust 03/13/19 670,000 85.09 570
549
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.55 416
446
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.85 103
92
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.57 243
183
Citigroup Mortgage Loan Trust 06/25/21 596,571 100.43 599
605
Citigroup Mortgage Loan Trust, Inc. 05/06/21 683,811 101.30 693
693
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 105.28 737
756
Clear Channel Worldwide Holdings, Inc. 08/09/19 326,000 100.12 326
335
Clear Channel Worldwide Holdings, Inc. 02/02/21 447,000 100.78 451
466
Clear Channel Worldwide Holdings, Inc. 05/17/21 390,000 100.04 390
405
CLI Funding VI LLC 03/23/21 906,667 100.25 909
916
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
530
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
295
Colt Merger Sub, Inc. 06/19/20 847,000 104.40 875
932
Commercial Mortgage Trust 10/02/18 1,310,000 96.86 1,269
1,331
Commercial Mortgage Trust 11/04/19 250,000 96.76 242
228
Commercial Mortgage Trust 01/21/20 160,000 96.94 155
145
Commerzbank AG 06/17/19 370,000 109.67 406
420
Commonbond Student Loan Trust 11/27/18 81,546 100.78 82
85
Commonbond Student Loan Trust 06/02/20 392,922 99.98 393
400
Commonbond Student Loan Trust 06/02/20 150,446 99.98 150
153
Commonbond Student Loan Trust 03/10/21 1,000,000 100.00 1,000
1,001
Commonwealth Bank of Australia 06/17/21 281,000 118.04 332
343
CommScope , Inc. 02/07/19 250,000 100.00 250
257
Compass Group Diversified Holdings LLC 04/07/21 433,000 104.62 453
449
Comstock Resources, Inc. 06/14/21 180,000 100.10 180
181
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
520
Consolidated Energy Finance SA 12/06/19 335,000 98.44 330
340
Consolidated Energy Finance SA 01/23/20 727,000 99.60 724
735

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Constellation Merger Sub, Inc. 09/03/19 391,000 90.48 354
385
Continental Wind LLC 09/24/18 183,811 101.94 187
213
CoreLogic , Inc. 07/06/21 470,000 99.59 468
468
Coronado Finance Pty, Ltd. 05/04/21 424,000 98.19 416
460
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.79 351
421
Costa Rica Government International Bond 01/07/15 2,000,000 97.94 1,959
2,100
CoStar Group, Inc. 06/17/21 323,000 101.13 327
334
CPI CG, Inc. 04/07/21 434,000 105.21 457
462
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,181
CRC Escrow Issuer LLC / CRC Finco , Inc. 05/07/20 541,000 86.49 470
545
Credit Acceptance Corp. 05/08/20 242,000 90.82 220
250
Credit Agricole SA 06/10/20 283,000 108.02 306
312
Credit Agricole SA 01/28/21 301,000 107.49 324
322
Crestwood Midstream Partners, LP 01/28/21 376,000 98.57 371
384
CrownRock , LP / CrownRock Finance, Inc. 04/13/21 154,000 100.00 154
161
CSC Holdings LLC 07/06/21 1,217,000 99.10 1,206
1,199
Curo Group Holdings Corp. 10/03/19 263,000 90.23 237
275
Cushman & Wakefield U.S. Borrower LLC 03/15/21 412,000 108.06 445
443
CVR Energy, Inc. 01/10/20 402,000 100.00 402
390
CVR Energy, Inc. 01/10/20 533,000 99.86 532
518
Daimler Finance NA LLC 07/08/21 316,000 104.36 330
330
Danone SA 10/24/19 277,000 100.84 279
289
Danske Bank A/S 01/28/21 325,000 101.18 329
329
DaVita, Inc. 11/13/20 228,000 104.91 239
236
DB Master Finance LLC 03/20/19 393,000 100.00 393
433
DB Master Finance LLC 03/20/19 196,500 100.00 197
207
DBWF Mortgage Trust 10/25/18 1,000,000 89.06 891
922
DCP Midstream Operating, LP 11/06/18 89,000 104.15 93
110
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 100.00 1,000
1,004
Delta Air Lines, Inc. 09/16/20 220,000 100.00 220
246
Deutsche Telekom International Finance BV 01/28/21 312,000 104.02 325
324
Diebold Nixdorf, Inc. 09/04/20 250,000 106.10 265
275
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 367,000 100.00 367
379
DKT Finance ApS 03/28/19 1,325,000 103.81 1,375
1,351
Dominican Republic Government International Bond 04/24/14 1,000,000 103.05 1,031
1,220
Dominican Republic Government International Bond 01/20/15 750,000 100.00 750
852
Domino's Pizza Master Issuer LLC 11/06/19 935,750 100.00 936
1,018
Domino's Pizza Master Issuer LLC 04/08/21 598,500 100.00 599
641
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.03 495
484
Earnest Student Loan Program LLC 11/27/18 43,284 96.54 42
43
Ecuador Government International Bond 08/07/20 107,413 55.73 60
59
Ecuador Government International Bond 08/07/20 460,800 59.87 276
283
Ecuador Government International Bond 08/07/20 1,614,425 60.90 983
1,118
Ecuador Government International Bond 08/07/20 475,200 78.60 374
415
Egypt Government International Bond 03/02/15 2,000,000 100.56 2,011
1,923
Egypt Government International Bond 12/16/16 500,000 95.14 476
531
Egypt Government International Bond 04/05/19 750,000 105.27 790
783
Electricite de France SA 07/07/21 333,000 104.78 349
349
ELFI Graduate Loan Program 06/18/20 173,633 99.97 174
176
Ellington Financial, Inc. 11/05/19 521,450 99.99 521
530
Emergent BioSolutions , Inc. 04/26/21 839,000 94.80 795
834
Endurance International Group Holdings, Inc. 01/27/21 1,500,000 100.00 1,500
1,455
Enel Finance International NV 09/24/18 202,000 107.91 218
288
EnerSys 05/11/20 233,000 99.27 231
243
Enova International, Inc. 10/04/17 140,000 100.34 140
143
Enova International, Inc. 10/24/19 115,000 94.33 108
120
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
178
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
198
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
220
Ethiopia Government International Bond 12/04/14 1,000,000 100.04 1,000
888
Everi Holdings, Inc. 06/30/21 100,000 100.00 100
102
Exeter Automobile Receivables Trust 06/02/20 650,000 99.99 650
654
Falabella SA 06/17/21 299,000 108.10 323
322
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 537,998 99.86 537
541
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 164,877 100.80 166
165
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 490,013 96.78 474
492
First Quantum Minerals, Ltd. 03/16/17 775,000 100.48 779
790
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
382

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
First Quantum Minerals, Ltd. 11/07/19 175,000 99.46 174
181
First Quantum Minerals, Ltd. 09/17/20 119,000 100.00 119
129
First Student Bidco Inc. 07/13/21 425,000 100.00 425
426
Flagstar Mortgage Trust 10/24/18 472,690 103.31 488
490
Flagstar Mortgage Trust 06/03/19 172,506 102.98 178
176
Flagstar Mortgage Trust 02/04/21 144,905 102.95 149
147
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.70 178
184
Forestar Group, Inc. 05/12/21 388,000 100.80 391
392
Fortescue Metals Group, Ltd. 03/15/21 414,000 107.20 444
447
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.91 999
1,008
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 700,000 100.00 700
708
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 1,000,000 99.88 999
1,003
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
1,011
FREMF Mortgage Trust 03/24/21 19,177,141 0.40 74
71
FREMF Mortgage Trust 03/24/21 1,450,103 68.81 998
1,006
FREMF Mortgage Trust 05/10/21 5,105,890 0.46 24
24
FREMF Mortgage Trust 05/10/21 570,000 0.59 3
3
FREMF Mortgage Trust 05/10/21 400,000 60.50 242
250
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 103.20 271
291
Frontier Communications Corp. 11/19/20 176,000 100.00 176
187
Frontier Communications Corp. 11/19/20 650,000 100.00 650
672
FRR Re-REMIC Trust 06/10/21 1,500,000 93.57 1,404
1,292
Gabon Government International Bond 10/22/14 500,000 102.36 512
531
GAM Re-REMIC Trust 04/01/21 2,095,000 67.11 1,394
1,484
GAM Re-REMIC Trust 04/01/21 905,000 67.42 610
627
Gartner, Inc. 02/18/21 358,000 106.08 380
379
Gates Global LLC / Gates Corp. 11/20/19 771,000 98.95 763
801
GCT Commerical Mortage Trust 01/29/21 1,500,000 100.00 1,500
1,501
Genworth Mortgage Holdings, Inc. 11/13/20 225,000 106.03 239
244
Ghana Government International Bond 09/11/14 700,000 99.32 695
742
Ghana Government International Bond 10/07/15 250,000 100.00 250
311
Global Aircraft Leasing Co., Ltd. 07/26/19 1,987,527 94.09 1,870
1,997
Global Finance SA 03/08/21 871,771 98.63 860
875
Global Net Lease, Inc. 01/28/21 368,000 101.90 375
366
goeasy , Ltd. 05/12/21 456,000 101.42 462
470
Goldman Sachs Mortgage Securities Trust 06/26/19 390,000 99.13 388
395
Goldman Sachs Mortgage Securities Trust 08/01/19 967,000 106.16 1,027
987
Goldman Sachs Mortgage Securities Trust 03/16/20 47,169 99.24 47
47
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,524,568 99.95 1,524
1,534
Graphic Packaging International LLC 07/06/21 461,000 101.39 467
467
Great Wolf Capital Trust 03/19/21 1,500,000 98.41 1,476
1,495
Great Wolf Trust 04/30/21 1,500,000 98.00 1,470
1,476
GS Mortgage Securities Trust 10/30/18 800,000 69.98 560
639
GS Mortgage Securities Trust 04/15/19 90,000 82.23 74
60
GS Mortgage Securities Trust 09/11/19 300,000 92.95 279
284
GS Mortgage Securities Trust 06/03/21 973,942 104.11 1,014
1,010
GS Mortgage Securities Trust 06/15/21 1,790,976 100.77 1,805
1,821
GS Mortgage-Backed Securities Trust 03/12/21 975,243 101.48 990
989
GS Mortgage-Backed Securities Trust 05/14/21 398,364 96.53 385
389
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
197
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.67 266
281
Harvest Midstream I, LP 08/05/20 505,000 102.42 517
540
Hat Holdings I LLC 07/06/21 465,000 101.34 471
471
Hawaiian Electric Industries, Inc. 01/28/21 559,000 99.50 556
586
HC2 Holdings, Inc. 03/03/21 454,000 100.03 454
452
HCRX Investments Holdco, L.P. 07/15/21 218,000 100.00 218
222
Helios Issuer LLC 10/26/18 885,737 99.98 886
965
Helios Issuer LLC 10/26/18 782,506 99.98 782
814
Helios Issuer LLC 06/15/20 423,063 99.99 423
444
Hess Midstream, LP 01/28/21 361,000 104.03 376
378
Highlands Holdings Bond Issuer, Ltd. 10/23/20 663,000 102.10 677
702
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/10/19 362,000 92.19 334
366
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 160,000 93.47 150
167
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 108.51 373
370
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
303
Hologic , Inc. 01/28/21 345,000 106.43 367
364
HOM RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,388
HOM RE, Ltd. 03/09/21 1,000,000 99.64 996
1,013

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Homeward Opportunities Fund I Trust 08/19/19 439,515 99.97 439
441
Howard Hughes Corp. (The) 02/18/21 356,000 106.28 378
377
Hudbay Minerals, Inc. 09/09/20 165,000 100.00 165
178
Imola Merger Corp. 04/01/21 397,000 100.00 397
410
Intesa Sanpaolo SpA 10/14/16 571,000 95.65 549
620
Intesa Sanpaolo SpA 04/01/19 160,000 99.04 158
166
Intesa Sanpaolo SpA 01/28/21 149,000 109.52 163
163
Intrado Corp. 12/13/17 264,000 98.69 261
257
Inversiones CMPC SA 01/28/21 294,000 109.17 321
321
Inversiones CMPC SA 07/08/21 315,000 105.10 331
328
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
463
IQVIA, Inc. 12/09/19 260,000 104.77 272
271
Iron Mountain, Inc. 06/17/20 261,000 100.00 261
278
Iron Mountain, Inc. 05/12/21 448,000 101.99 457
469
ITT Holdings LLC 06/23/21 710,000 100.00 710
708
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
561
Jazz Securities DAC 04/22/21 731,000 101.58 745
762
JBS Investments II GmbH 04/01/19 352,000 101.06 356
373
JBS Investments II GmbH 07/23/19 495,000 100.00 495
522
JBS Investments II GmbH 06/08/21 653,000 98.92 646
657
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,142
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
746
JBS USA LUX SA /JBS USA Food Co./JBS USA Finance, Inc. 04/01/19 1,383,000 101.25 1,400
1,549
Jefferson Capital Holdings LLC 07/28/21 309,000 100.00 309
313
JP Morgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 86.13 861
861
JP Morgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.65 967
992
JP Morgan Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.32 1,208
1,084
JP Morgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.26 334
336
JP Morgan Commercial Mortgage Securities Trust 04/23/19 950,000 96.05 912
696
JP Morgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.59 296
251
JP Morgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
316
JP Morgan Commercial Mortgage Securities Trust 09/12/19 610,000 91.53 571
510
JP Morgan Commercial Mortgage Securities Trust 09/17/20 483,453 101.09 489
483
JP Morgan Mortgage Trust 12/06/18 834,818 89.84 750
871
JP Morgan Mortgage Trust 01/18/19 93,894 99.95 94
95
JP Morgan Mortgage Trust 03/22/19 85,714 101.16 87
86
JP Morgan Mortgage Trust 07/12/19 481,284 109.27 526
514
JP Morgan Mortgage Trust 07/25/19 905,750 98.23 890
908
JP Morgan Mortgage Trust 01/24/20 1,144,913 103.25 1,187
1,164
JP Morgan Mortgage Trust 01/28/20 165,235 101.79 168
169
JP Morgan Mortgage Trust 01/30/20 383,984 101.13 388
386
JP Morgan Mortgage Trust 07/15/20 680,814 104.00 708
714
JP Morgan Mortgage Trust 07/21/20 440,585 107.20 472
461
JP Morgan Mortgage Trust 08/20/20 277,367 105.66 293
287
JP Morgan Mortgage Trust 10/28/20 316,544 103.27 327
325
JPMorgan Chase Commercial Mortgage Securities Corp. 04/01/21 300,000 100.00 300
302
JPMorgan Commercial Mortgage Securities Trust 03/19/21 1,500,000 88.10 1,322
1,351
JPMorgan Mortgage Trust 11/10/20 228,735 102.93 235
231
JPMorgan Mortgage Trust 12/07/20 766,579 104.26 799
777
JPMorgan Mortgage Trust 01/19/21 447,001 103.45 462
456
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 998
1,027
JPMorgan Mortgage Trust 05/21/21 289,583 101.06 293
294
Kenan Advantage Group, Inc. 06/28/17 2,285,000 99.99 2,285
2,285
Kraft Heinz Foods Co. 06/15/20 311,000 125.81 391
464
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.14 251
255
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 101.86 764
745
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 813,000 102.12 830
867
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
752
Live Nation Entertainment, Inc. 05/21/18 160,000 100.66 161
167
Live Nation Entertainment, Inc. 04/08/20 115,000 87.05 100
117
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
361
Lloyds Banking Group PLC 05/11/20 211,000 106.02 224
292
Loanpal Solar Loan, Ltd. 03/05/21 647,607 99.99 648
658
LPL Holdings, Inc. 11/12/20 231,000 102.46 237
238
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.89 581
594
Lukoil International Finance BV 07/08/21 311,000 106.01 330
329
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Magic Mergeco , Inc. 04/09/21 249,000 100.00 249
258
Magic Mergeco , Inc. 04/09/21 607,000 100.00 607
630
Magnolia Oil & Gas Corp. 01/28/21 354,000 103.24 366
361
Marks & Spencer PLC 09/27/18 204,000 108.58 222
242
Marlette Funding Trust 11/06/18 1,000,000 99.99 1,000
1,009
Marlette Funding Trust 04/24/19 500,000 99.98 500
506
Marlette Funding Trust 04/26/21 900,000 99.97 900
901
Match Group, Inc. 03/03/21 432,000 104.02 449
453
Mattamy Group Corp. 04/29/20 627,000 90.07 565
650
Mauser Packaging Solutions Holding Co. 04/15/21 145,000 97.41 141
142
MEG Energy Corp. 01/16/20 800,000 93.87 751
839
Meituan 01/05/21 276,000 101.80 281
268
Mello Mortgage Capital Acceptance 01/24/20 938,173 105.27 988
987
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
549
Midcap Financial Issuer Trust 04/21/21 224,000 100.00 224
233
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
173
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.87 654
706
Millennium Escrow Corp. 07/15/21 307,000 100.26 308
313
Minerals Technologies, Inc. 03/03/21 431,000 104.32 450
450
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
191
Molina Healthcare, Inc. 06/09/21 455,000 102.99 469
482
Mondelez International, Inc. 01/05/21 273,000 101.98 278
278
MoneyGram International, Inc. 07/14/21 197,000 100.00 197
204
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.13 1,507
1,448
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.63 234
227
Morgan Stanley Capital I Trust 06/05/19 377,000 87.00 328
349
Morgan Stanley Capital I Trust 06/20/19 124,536 96.10 120
6
Morocco Government International Bond 03/02/15 250,000 110.78 277
286
Mosaic Solar Loan Trust 11/27/18 200,320 98.37 197
214
Mosaic Solar Loan Trust 11/27/18 262,907 98.94 260
288
Mosaic Solar Loan Trust 06/12/20 360,427 99.98 360
381
Mosaic Solar Loans LLC 03/10/21 990,686 99.40 985
996
Mosaic Solar Loans LLC 03/24/21 407,908 100.15 409
410
Mosaic Solar Loans LLC 06/15/21 547,431 99.49 545
548
Motiva Enterprises LLC 09/04/20 230,000 119.92 276
300
Mozambique International Bond 12/20/13 1,279,000 92.95 1,189
1,087
MRCD Mortgage Trust 12/05/19 120,000 95.35 114
120
MSCI, Inc. 01/28/21 350,000 106.39 372
373
Nabors Industries, Inc. 01/07/20 103,000 101.48 105
93
Nabors Industries, Inc. 01/07/20 466,000 91.60 427
436
National Bank of Canada 10/05/20 269,000 101.96 274
275
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 105.35 373
369
Navient Private Education Refi Loan Trust 11/03/20 425,393 99.99 425
429
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
459
NCR Corp. 03/03/21 426,000 107.21 457
462
Neiman Marcus Group, Inc. 03/19/21 782,000 101.17 791
835
Nestle Holdings, Inc. 01/28/21 330,000 100.07 330
329
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.44 492
500
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
500
New Residential Investment Corp. 02/18/21 373,000 99.59 371
373
News Corp. 05/12/21 455,000 100.92 459
463
NGL Energy Operating LLC 01/25/21 704,000 103.38 728
723
NGPL PipeCo LLC 10/24/19 263,000 105.49 277
304
Nielsen Holdings PLC 02/18/21 350,000 106.40 372
370
Nigeria Government International Bond 06/29/18 500,000 95.20 476
531
Nordea Bank AB 01/05/21 266,000 104.23 277
277
Northern Natural Gas Co. 10/02/19 162,000 116.73 189
198
Northwest Fibers, Inc. 12/08/20 63,000 113.79 72
71
Northwest Fibers, Inc. 02/09/21 241,000 100.00 241
237
Novelis Corp. 07/26/21 82,000 100.00 82
83
Novelis Corp. 07/26/21 84,000 100.00 84
85
NTT Finance Corp. 07/08/21 333,000 100.04 333
333
Oaktree CLO, Ltd. 05/17/21 250,000 99.01 248
247
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
1,001
Octagon Investment Partners 48, Ltd. 08/19/20 500,000 100.00 500
501
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.29 246
249
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.19 486
500
Onslow Bay Financial LLC 01/15/20 249,562 101.74 254
254

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Open Text Corp. 01/28/21 364,000 102.35 373
376
Organon Finance 1 LLC 04/08/21 764,000 101.68 779
787
Oschadbank Via SSB #1 PLC 09/02/15 290,000 72.04 209
313
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 93.97 137
147
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
197
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 103.01 369
365
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
579
Paraguay Government International Bond 08/04/14 551,000 100.00 551
687
Parkland Fuel Corp. 10/24/19 108,000 105.00 113
115
Parkland Fuel Corp. 06/09/21 456,000 101.63 463
469
Peabody Energy Corp. 01/25/21 204,775 64.81 133
164
Peninsula Pacific Entertainment LLC 11/13/20 229,000 105.55 242
247
Performance Food Group Co. 03/03/21 424,000 105.42 447
442
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,038
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,096
PIC AU Holdings LLC / PIC AU Holdings Corp. 01/25/21 546,000 93.74 512
543
Pilgrim's Pride Corp. 03/03/21 415,000 107.43 446
444
Plastipak Holdings, Inc. 08/05/20 700,000 100.40 703
714
POSCO 01/04/21 272,000 102.36 278
278
Post Holdings, Inc. 03/09/18 219,000 100.56 220
228
Post Holdings, Inc. 10/24/19 129,000 106.02 137
138
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.38 458
477
Primose Funding LLC 03/30/21 982,500 101.98 1,002
1,027
Prosus NV 12/02/20 254,000 108.88 277
268
Providence Service Corp. (The) 01/28/21 350,000 106.34 372
371
Provincia de Buenos Aires 02/08/17 300,000 99.02 297
144
PTC, Inc. 03/03/21 442,000 103.46 457
457
QTS Realty Trust, Inc. 11/12/20 237,000 101.79 241
254
Radiate Holdco LLC 09/11/20 451,000 100.00 451
467
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
501
Range Resources Corp. 01/05/21 163,000 101.13 165
180
RCKT Mortgage Trust 02/06/20 460,905 100.78 465
468
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.20 276
244
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 224,000 93.87 210
248
Rent-A-Center, Inc. 02/04/21 101,000 100.00 101
108
Resideo Funding, Inc. 10/25/19 748,000 100.65 753
785
RLJ Lodging Trust 06/10/21 174,000 100.00 174
176
Rockies Express Pipeline LLC 05/06/20 650,000 91.62 596
661
Royal Caribbean Cruises, Ltd. 09/09/20 249,000 112.79 281
285
SABIC Capital II BV 04/07/20 217,000 100.51 218
232
Santander UK PLC 05/01/19 148,000 102.20 151
161
Saudi Arabian Oil Co. 04/09/19 200,000 98.61 197
234
Saudi Arabian Oil Co. 04/07/20 281,000 99.03 278
295
Saudi Government International Bond 03/09/20 600,000 92.47 555
637
Schneider Electric SE 01/04/21 269,000 103.00 277
277
Scientific Games International, Inc. 05/22/20 164,000 85.53 140
184
Sealed Air Corp. 10/26/16 200,000 106.87 214
256
Sealed Air Corp. 10/24/19 339,000 106.16 360
368
Seaspan Corp. 07/09/21 669,000 100.00 669
667
Sequoia Mortgage Trust 01/09/19 44,628 100.17 45
45
Sequoia Mortgage Trust 09/17/19 237,651 101.82 242
241
Sequoia Mortgage Trust 10/08/19 114,208 101.39 116
116
Sequoia Mortgage Trust 11/14/19 1,200,000 102.99 1,236
1,219
SESI LLC 06/17/19 341,000 90.16 307
136
SFO Commercial Mortgage Trust 04/30/21 250,000 100.00 250
251
Siemens Financieringsmaatschappij NV 10/24/19 274,000 100.77 276
280
Silver Creek CLO, Ltd. 08/06/19 250,000 99.48 249
250
SK Hynix, Inc. 03/09/21 320,000 100.01 320
319
SMB Private Education Loan Trust 06/11/20 750,000 98.41 738
762
Societe Generale SA 02/05/20 266,000 105.57 281
289
SoFi Alternative Trust 12/18/19 546,336 100.47 549
560
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.98 1,000
1,036
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.68 395
411
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.74 424
438
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
515
SoFi Consumer Loan Program Trust 11/07/19 17,235 101.84 18
17
SoFi Professional Loan Program LLC 10/30/18 400,000 95.26 381
414
SoFi Professional Loan Program LLC 10/30/18 500,000 95.67 478
524

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
625
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,020
SoFi Professional Loan Program LLC 05/19/20 478,365 103.96 497
496
SoFi Professional Loan Program Trust 11/27/18 424,000 97.22 412
442
SoFi Professional Loan Program Trust 11/27/18 425,000 98.94 420
445
SoFi Professional Loan Program Trust 03/15/19 850,000 100.38 853
888
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
624
Solar Star Funding LLC 04/07/20 229,962 111.74 257
265
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
992
Sonic Capital LLC 01/15/20 544,042 100.00 544
579
Sri Lanka Government International Bond 08/02/19 500,000 99.89 499
306
Standard Chartered PLC 10/14/16 415,000 122.61 507
571
Standard Chartered PLC 10/01/19 174,000 104.66 182
191
Staples, Inc. 02/09/21 725,000 101.87 739
736
Staples, Inc. 04/19/21 839,000 103.32 867
814
State Bank of India 01/06/20 262,000 105.18 276
286
Stericycle, Inc. 01/28/21 366,000 102.71 376
371
Suncor Energy Ventures Corp. 03/01/19 81,000 100.28 81
83
Sunnova Helios Issuer LLC 11/20/20 346,951 99.97 347
359
Sunnova Sol III Issuer LLC 06/11/21 889,388 99.96 889
904
Sunrun Xanadu Issuer 05/31/19 504,131 99.99 504
546
Superior Plus Corp. 03/01/21 217,000 100.00 217
223
Sura Asset Management SA 12/02/20 246,000 111.44 274
264
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
501
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.66 483
500
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 331,000 100.00 331
358
Taylor Morrison Communities, Inc. 07/08/20 350,000 100.00 350
381
Team Health Holdings, Inc. 02/07/19 284,000 87.46 248
263
Telecom Italia Capital SA 12/06/19 219,000 104.99 230
237
Teleflex, Inc. 01/28/21 357,000 105.11 375
372
Telesat Canada / Telesat LLC 06/09/21 462,000 100.27 463
428
Tencent Holdings, Ltd. 01/04/21 263,000 105.77 278
279
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
516
Tenet Healthcare Corp. 09/01/20 350,000 100.00 350
373
Terraform Global Operating LLC 04/16/20 273,000 100.00 273
281
Terrier Media Buyer, Inc. 12/12/19 668,000 98.09 655
714
Tervita Corp. 03/03/21 326,000 108.61 354
373
Tesla Auto Lease Trust 07/30/20 550,000 100.00 550
565
Texas Eastern Transmission, LP 12/05/19 271,000 102.92 279
298
Textainer Marine Containers VII, Ltd. 03/24/21 931,002 99.98 931
950
TransDigm , Inc. 03/26/20 869,000 100.21 871
911
TransDigm , Inc. 04/02/20 245,000 100.00 245
263
Transocean Guardian, Ltd. 04/28/21 50,920 93.59 48
48
Transocean Poseidon, Ltd. 04/26/21 47,000 94.70 45
46
Transocean, Inc. 04/26/21 246,000 72.13 177
191
Transocean, Inc. 04/26/21 503,000 75.77 381
401
Transocean, Inc. 06/29/21 363,000 83.93 305
268
Trident TPI Holdings, Inc. 12/13/19 673,000 100.23 675
709
Triton Container International, Ltd. 02/19/21 485,833 99.81 485
487
Triumph Group, Inc. 09/09/19 704,000 101.30 713
708
Uber Technologies, Inc. 11/12/20 227,000 104.57 237
245
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 79.14 2,058
1,587
UBS Group AG 07/07/20 241,000 111.90 270
271
UBS-Barclays Commercial Mortgage Trust 02/14/20 220,000 97.21 211
153
Ukraine Government International Bond 04/23/15 195,000 38.26 75
227
Ukreximbank Via Biz Finance PLC 03/12/15 2,022,333 86.64 1,752
2,002
UniCredit SpA 05/08/20 205,000 105.77 217
249
United Airlines, Inc. 04/14/21 187,000 100.00 187
192
United Airlines, Inc. 04/14/21 195,000 100.00 195
201
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/10/20 307,000 100.43 310
316
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 106.05 33
33
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 06/09/21 453,000 100.89 457
459
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
271
Univision Communications, Inc. 06/04/20 353,000 100.00 353
380
Upjohn, Inc. 07/07/20 265,000 104.31 276
272
US Foods, Inc. 03/03/21 448,000 101.61 455
457
UWM Mortgage Trust 05/27/21 973,042 100.54 978
988
Vector Group, Ltd. 03/03/21 433,000 104.41 452
439

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
994
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
241
Venture Global Calcasieu Pass LLC 07/29/21 269,000 100.00 269
279
Venture XX CLO, Ltd. 11/27/18 250,000 99.56 249
250
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 2,892,000 98.96 2,862
2,946
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 700,000 100.00 700
724
Vermilion Energy, Inc. 07/22/19 296,000 98.73 292
297
Verus Securitization Trust 02/08/21 1,000,000 100.00 1,000
996
VICI Properties, LP / VICI Note Co., Inc. 01/28/21 354,000 104.46 370
372
Vistra Operations Co. LLC 04/29/21 443,000 103.78 460
457
Volkswagen Group of America Finance LLC 01/05/21 273,000 102.51 280
280
Warrior Met Coal, Inc. 12/10/19 853,000 101.72 868
868
Wells Fargo Commercial Mortage Trust 01/29/21 1,363,533 100.00 1,364
1,373
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.90 331
346
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.06 521
529
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.93 596
653
Wells Fargo Mortgage Backed Securities Trust 02/14/20 36,371 100.85 37
37
Wells Fargo Mortgage Backed Securities Trust 08/10/20 301,305 103.20 311
306
Wells Fargo Mortgage Backed Securities Trust 03/12/21 952,498 101.47 966
967
Wells Fargo Mortgage-Backed Securities Trust 09/17/20 481,486 102.45 493
486
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.25 187
195
Wendy's Co. (The) 06/15/21 1,050,000 100.00 1,050
1,078
Wendy's Funding LLC 03/26/19 482,500 98.94 477
516
Westlake Automobile Receivables Trust 06/08/21 500,000 100.00 500
501
WFRBS Commercial Mortgage Trust 05/14/19 1,270,000 84.75 1,063
1,106
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.48 533
458
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.22 742
728
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.19 1,728
1,948
WFRBS Commercial Mortgage Trust 03/19/21 1,500,000 85.40 1,281
1,343
Williams Scotsman International, Inc. 01/28/21 359,000 103.68 372
370
Windstream Escrow LLC 10/09/20 391,000 101.80 398
399
Woodward Capital Management LLC 03/11/21 194,801 101.76 198
198
Wynn Macau, Ltd. 12/15/20 279,000 102.80 287
286
XPO Logistics, Inc. 04/23/20 598,000 100.75 602
635
YPF SA 08/15/18 92,947 54.51 58
67
YPF SA 08/15/18 194,950 77.92 152
102
ZF NA Capital, Inc. 05/04/20 321,000 94.75 304 348
299,122
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
Value and Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 642 AUD 93,345 09/21
1,766
Canadian 10 Year Government Bond Futures 93 CAD 13,765 09/21
308
Euro- Bobl Futures 16 EUR 2,166 09/21
24
Euro-Bund Futures 13 EUR 2,295 09/21
72
Euro-Schatz Futures 17 EUR 1,910 09/21
4
Long Gilt Futures 12 GBP 1,557 09/21
40
United States 2 Year Treasury Note Futures 74 USD 16,329 09/21
(2)
United States 5 Year Treasury Note Futures 131 USD 16,302 09/21
80
United States 10 Year Treasury Note Futures 830 USD 111,596 09/21
2,055
United States 10 Year Ultra Treasury Note Futures 71 USD 10,668 09/21
352
United States Treasury Long Bond Futures 62 USD 10,213 09/21
506
United States Treasury Ultra Bond Futures 62 USD 12,371 09/21 889
Short Positions
Euro-Bund Futures 291 EUR 51,382 09/21
(1,701)
Japanese 10 Year Government Bond Futures 9 JPY 1,370,700 09/21
(65)
Long Gilt Futures 194 GBP 25,179 09/21
(693)
United States 2 Year Treasury Note Futures 144 USD 31,775 09/21
1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States 5 Year Treasury Note Futures 34 USD 4,231 09/21
(25)
United States 10 Year Treasury Note Futures 137 USD 18,420 09/21
(292)
United States 10 Year Ultra Treasury Note Futures 38 USD 5,710 09/21
(213)
United States Treasury Long Bond Futures 89 USD 14,660 09/21
(663)
United States Treasury Ultra Bond Futures 12 USD 2,394 09/21 (105)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,338
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty Amount Sold Amount Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America
USD 240
BRL 1,220 09/09/21 (7)
Bank of America
USD 4,414
BRL 23,482 09/09/21 73
Bank of America
USD 5
MXN 100 09/09/21 —
Bank of America
USD 17
MXN 347 09/09/21 —
Bank of America
USD 51
MXN 1,026 09/09/21 —
Bank of America
USD 2,996
MXN 60,336 09/09/21 20
Bank of America
USD 65
PLN 240 09/09/21 (3)
Bank of America
USD 241
TRY 2,177 09/09/21 12
Bank of America
USD 315
TRY 2,849 09/09/21 17
Bank of America
USD 6,756
TRY 60,230 09/09/21 256
Bank of America
USD 95
ZAR 1,368 09/09/21 (2)
Bank of America
USD 177
ZAR 2,587 09/09/21 (1)
Bank of America
USD 3,117
ZAR 43,406 09/09/21 (168)
Bank of America
AUD 150
USD 116 09/09/21 6
Bank of America
AUD 389
USD 293 09/09/21 7
Bank of America
AUD 566
USD 419 09/09/21 4
Bank of America
AUD 13,885
USD 10,772 09/09/21 581
Bank of America
BRL 423
USD 80 09/09/21 (1)
Bank of America
BRL 1,430
USD 287 09/09/21 13
Bank of America
GBP 27
USD 38 08/25/21 —
Bank of America
GBP 246
USD 340 08/25/21 (2)
Bank of America
GBP 9,823
USD 13,443 08/25/21 (211)
Bank of America
NOK 1,200
USD 144 09/09/21 8
Bank of America
NOK 2,282
USD 267 09/09/21 8
Bank of America
NOK 5,136
USD 587 09/09/21 6
Bank of America
NOK 89,464
USD 10,721 09/09/21 593
Bank of America
PHP 232
USD 5 09/09/21 —
Bank of America
PHP 3,470
USD 71 09/09/21 2
Bank of America
PHP 10,446
USD 207 09/09/21 (1)
Bank of America
PHP 208,980
USD 4,315 09/09/21 140
Bank of America
PLN 406
USD 107 09/09/21 2
Bank of America
PLN 429
USD 111 09/09/21 —
Bank of America
PLN 11,429
USD 3,109 09/09/21 142
Bank of America
TRY 830
USD 96 09/09/21 (1)
Bank of America
ZAR 1,460
USD 104 09/09/21 5
Bank of Montreal
EUR 5,990
USD 7,312 09/15/21 201
Bank of Montreal
GBP 609
USD 861 09/15/21 14
Bank of New York
USD 3,184
NOK 26,250 09/15/21 (212)
Bank of New York
EUR 5,990
USD 7,327 09/15/21 216
Bank of New York
GBP 609
USD 862 09/15/21 15
Bank of New York
SEK 30,500
USD 3,702 09/15/21 158
BNP Paribas
USD 51
CAD 64 08/25/21 —
BNP Paribas
CAD 56
USD 45 08/25/21 —
BNP Paribas
CAD 66
USD 53 08/25/21 —
Citigroup
USD 217
CHF 195 09/09/21 (2)
Citigroup
USD 2,866
EUR 2,404 09/09/21 (12)
Citigroup
USD 4,186
EUR 3,424 09/09/21 (121)
Citigroup
USD 2,235
GBP 1,615 09/09/21 11
Citigroup
USD 6,271
GBP 4,423 09/09/21 (123)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty Amount Sold Amount Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup
USD 11,008
GBP 7,756 09/09/21 (227)
Citigroup
USD 3,175
NOK 26,250 09/15/21 (203)
Citigroup
USD 197
NZD 280 09/09/21 (1)
Citigroup
USD 281
NZD 402 09/09/21 (1)
Citigroup
USD 7,644
NZD 10,477 09/09/21 (347)
Citigroup
CHF 114
USD 125 09/09/21 —
Citigroup
CHF 531
USD 578 09/09/21 (9)
Citigroup
CHF 16,747
USD 18,700 09/09/21 195
Citigroup
EUR 16
USD 19 09/09/21 1
Citigroup
EUR 6,124
USD 7,283 09/09/21 13
Citigroup
EUR 5,990
USD 7,315 09/15/21 204
Citigroup
GBP 9,145
USD 12,781 09/09/21 69
Citigroup
GBP 609
USD 860 09/15/21 13
Citigroup
KRW 158,682
USD 140 09/09/21 3
Citigroup
KRW 243,320
USD 213 09/09/21 2
Citigroup
KRW 3,458,358
USD 3,104 09/09/21 106
Citigroup
KRW 4,793,234
USD 4,284 09/09/21 129
Citigroup
NZD 40
USD 29 09/09/21 1
Citigroup
SEK 30,500
USD 3,696 09/15/21 152
Citigroup
TWD 2,675
USD 96 09/09/21 —
Citigroup
TWD 2,935
USD 105 09/09/21 —
Citigroup
TWD 84,279
USD 3,066 09/09/21 47
Citigroup
TWD 121,065
USD 4,425 09/09/21 88
JPMorgan Chase
USD 1,005
EUR 851 08/25/21 4
JPMorgan Chase
USD 3,173
NOK 26,250 09/15/21 (201)
JPMorgan Chase
CAD 2,267
USD 1,797 08/25/21 (20)
JPMorgan Chase
CHF 759
USD 826 08/25/21 (12)
JPMorgan Chase
EUR 23,740
USD 28,005 08/25/21 (168)
JPMorgan Chase
EUR 5,990
USD 7,312 09/15/21 201
JPMorgan Chase
GBP 433
USD 595 08/25/21 (7)
JPMorgan Chase
GBP 609
USD 861 09/15/21 14
JPMorgan Chase
SEK 30,500
USD 3,694 09/15/21 150
Royal Bank of Canada
USD 174
CAD 216 09/09/21 (1)
Royal Bank of Canada
USD 11,415
CAD 14,208 09/09/21 (27)
Royal Bank of Canada
USD 18,847
CAD 22,764 09/09/21 (602)
Royal Bank of Canada
USD 320
EUR 270 09/15/21 1
Royal Bank of Canada
USD 3,187
NOK 26,250 09/15/21 (216)
Royal Bank of Canada
CAD 13,551
USD 11,215 09/09/21 354
Royal Bank of Canada
EUR 5,990
USD 7,330 09/15/21 219
Royal Bank of Canada
GBP 185
USD 257 09/15/21 —
Royal Bank of Canada
GBP 609
USD 863 09/15/21 16
Royal Bank of Canada
SEK 30,500
USD 3,705 09/15/21 161
State Street
USD 13
EUR 11 09/15/21 —
State Street
USD 32
EUR 27 09/15/21 —
State Street
USD 60
EUR 50 09/15/21 —
State Street
USD 714
EUR 585 09/15/21 (20)
State Street
USD 38
INR 2,852 09/09/21 —
State Street
USD 87
INR 6,484 09/09/21 —
State Street
USD 3,059
INR 225,626 09/09/21 (38)
State Street
USD 2,772
JPY 303,736 09/09/21 (2)
State Street
USD 56
MYR 231 09/09/21 (1)
State Street
USD 75
MYR 312 09/09/21 (2)
State Street
USD 117
MYR 498 09/09/21 —
State Street
USD 4,268
MYR 17,689 09/09/21 (99)
State Street
USD 25
PEN 98 09/09/21 (1)
State Street
USD 4,408
PEN 16,513 09/09/21 (342)
State Street
USD 15
SEK 125 09/09/21 (1)
State Street
CZK 2,530
USD 118 09/09/21 —
State Street
CZK 3,145
USD 147 09/09/21 1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty Amount Sold Amount Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street
CZK 25,651
USD 1,226 09/09/21 33
State Street
CZK 64,790
USD 3,108 09/09/21 96
State Street
EUR 20
USD 24 09/15/21 —
State Street
EUR 23
USD 28 09/15/21 1
State Street
EUR 35
USD 43 09/15/21 1
State Street
EUR 40
USD 47 09/15/21 —
State Street
EUR 50
USD 59 09/15/21 —
State Street
EUR 60
USD 73 09/15/21 2
State Street
GBP 1,242
USD 1,716 08/16/21 (11)
State Street
GBP 20
USD 28 09/15/21 —
State Street
GBP 21
USD 30 09/15/21 1
State Street
GBP 1,282
USD 1,810 09/15/21 28
State Street
HKD 548
USD 71 09/09/21 —
State Street
HKD 681
USD 88 09/09/21 —
State Street
HKD 23,828
USD 3,071 09/09/21 4
State Street
HKD 33,508
USD 4,319 09/09/21 7
State Street
INR 4,265
USD 58 09/09/21 1
State Street
PEN 582
USD 151 09/09/21 7
State Street
PEN 28,171
USD 7,287 09/09/21 352
State Street
SEK 1,647
USD 193 09/09/21 1
State Street
SEK 1,846
USD 217 09/09/21 2
State Street
SEK 63,300
USD 7,645 09/09/21 290
UBS
USD 7,096
CLP 5,144,643 09/09/21 (325)
UBS
USD 43
COP 160,961 09/09/21 (1)
UBS
USD 69
COP 256,300 09/09/21 (3)
UBS
USD 240
COP 921,162 09/09/21 (3)
UBS
USD 4,270
COP 16,007,666 09/09/21 (150)
UBS
USD 211
RUB 15,562 09/09/21 1
UBS
USD 7,364
RUB 549,471 09/09/21 115
UBS
CLP 5,144,643
USD 7,057 09/09/21 285
UBS
RUB 5,067
USD 69 09/09/21 —
UBS
RUB 5,795
USD 78 09/09/21 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,972
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 36,200 (1.000%)
(2)
06/20/26
1,010 73 1,083
CDX NA Investment
Grade Index Goldman Sachs Purchase
USD 35,900
(1.000%)
(2)
06/20/26 (727) (138) (865)
Total Open Credit Indices Contracts (å) 283 (65) 218
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Asset-Backed Securities $  — $  40,740 $  —
$ —
$  40,740
Corporate Bonds and Notes — 213,690 12
—
213,702
International Debt — 189,905 —
—
189,905
Loan Agreements — — —
—
—
Mortgage-Backed Securities — 98,890 —
—
98,890
Non-US Bonds — 82,117 —
—
82,117
United States Government Treasuries — 1,064 —
—
1,064
Common Stocks
Consumer Discretionary — — —
—
—
Energy 1,610 — 205
—
1,815
Financial Services — — —
—
—
Materials and Processing — — 4,577
—
4,577
Producer Durables — 484 1,639
—
2,123
Technology — — —
—
—
Preferred Stocks — — 3,142 — 3,142
Warrants and Rights — 71 — — 71
Short-Term Investments — 3,993 182 74,867 79,042
Total Investments
1,610 630,954 9,757 74,867 717,188
Other Financial Instruments
Assets
Futures Contracts 6,097 — — — 6,097
Foreign Currency Exchange Contracts — 5,8 81 — — 5,881
Credit Default Swap Contracts — 1,083 — — 1,083
Liabilities
Futures Contracts (3,759) — — — (3,759)
Foreign Currency Exchange Contracts — (3,90 9 ) — — (3,90 9 )
Credit Default Swap Contracts — (865) — — (865)
Total Other Financial Instruments
*
$ 2,338 $ 2,190 $ — $ — $ 4,52 8
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Category and Subcategory Valuation Techniquue (s) Unobservable Input(s) Input/Range(s)
Weighted
Average Fair Value ($)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Long-Term Fixed Income Investments
Corporate Bonds and Notes Other* $ 12
Common Stocks
Energy Other* 205
Materials and Processing Discounted cash flow*** Discount rate** 12.6% 4,577
Market approach*** EBITDA multiple**** 5.5x
Discount to guideline comparables 39.6%
Producer Durables Discounted cash flow*** Discount rate** 10.1% 1,639
Market approach*** EBITDA multiple**** 4.0x
Discount to guideline comparables 50.0%
Preferred Stocks
Producer Durables Market approach*** EBITDA multiple**** 11.4x 3,142
Discount to guideline comparables 31.5%
Short-Term Investments Other* 182
Total Investments $ 9,757
* Level 3 investments with a listed Valuation Technique of "Other" for the period ended July 31, 2021 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2021 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2020
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
7/31/2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
7/31/2021
Long-Term Fixed Income
Asset Backed Securities $ 104 $ — $ — $ — $ — $ — $ — $ (104) $ — $ —
Corporate Bonds and Notes — — — — — — — 12 12 12
Loan Agreements 39 — — — — — — (39) — —
Common Stocks
Energy — — — — — — — 205 205 205
Materials and Processing 3,265 — — — — — — 1,312 4,577 1,312
Producer Durables 1,504 — — — — — — 135 1,639 135
Preferred Stocks 2,774 — — — — — — 368 3,142 368
Short-Term Investments
7 — — — — — — 175 182 175
Total Investments
$ 7,693 $ — $ — $ — $ — $ — $ — $ 2,064 $ 9,757 $ 2,027
Amounts in thousands
Country Exposure
Fair Value
$
Argentina .....................................................................................
4,693
Australia ......................................................................................
790
Austria .........................................................................................
1,284
Azerbaijan ...................................................................................
859
Bahrain ........................................................................................
3,852
Barbados ......................................................................................
875
Belarus .........................................................................................
1,095

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands
Country Exposure
Fair Value
$
Belgium .......................................................................................
745
Bermuda ......................................................................................
4,133
Brazil ...........................................................................................
8,383
Canada .........................................................................................
13,034
Cayman Islands ............................................................................
18,104
Chile ............................................................................................
3,774
China ...........................................................................................
4,349
Colombia ......................................................................................
4,776
Costa Rica ....................................................................................
3,365
Czech Republic ............................................................................
489
Denmark ......................................................................................
3,035
Dominican Republic ....................................................................
2,072
Ecuador .......................................................................................
1,875
Egypt ...........................................................................................
3,498
El Salvador ..................................................................................
1,779
Ethiopia .......................................................................................
888
Finland ........................................................................................
1,244
France ..........................................................................................
12,988
Gabon ..........................................................................................
531
Germany ......................................................................................
14,812
Ghana ..........................................................................................
1,053
Honduras .....................................................................................
533
India ............................................................................................
1,655
Indonesia .....................................................................................
5,043
Iraq ..............................................................................................
776
Ireland .........................................................................................
3,511
Italy .............................................................................................
10,265
Japan ...........................................................................................
978
Jersey ...........................................................................................
1,681
Jordan ..........................................................................................
1,787
Kazakhstan ..................................................................................
1,378
Kenya ...........................................................................................
1,320
Lebanon .......................................................................................
177
Liberia .........................................................................................
202
Luxembourg .................................................................................
11,210
Macao ..........................................................................................
608
Malaysia .......................................................................................
2,980
Marshall Islands ..........................................................................
667
Mexico .........................................................................................
15,149
Mongolia ......................................................................................
374
Morocco .......................................................................................
1,302
Mozambique .................................................................................
1,087
Netherlands .................................................................................
9,910
Nigeria .........................................................................................
787
Norway .........................................................................................
781
Oman ...........................................................................................
2,895
Pakistan .......................................................................................
1,691
Panama ........................................................................................
623
Paraguay ......................................................................................
687
Peru .............................................................................................
1,262
Philippines ...................................................................................
730
Puerto Rico ..................................................................................
282
Qatar ............................................................................................
834
Russia ..........................................................................................
1,253
Saudi Arabia ................................................................................
4,500

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Senegal ........................................................................................
256
Singapore .....................................................................................
429
South Africa .................................................................................
5,307
South Korea .................................................................................
597
Spain ............................................................................................
4,307
Sri Lanka .....................................................................................
1,377
Sweden .........................................................................................
1,673
Switzerland ..................................................................................
541
Thailand .......................................................................................
236
Trinidad and Tobago ....................................................................
1,061
Tunisia .........................................................................................
886
Turkey ..........................................................................................
7,805
Ukraine ........................................................................................
3,378
United Arab Emirates ..................................................................
1,964
United Kingdom ...........................................................................
26,003
United States ................................................................................
448,948
Uzbekistan ...................................................................................
953
Venezuela, Bolivarian Republic of ...............................................
655
Virgin Islands, British ..................................................................
2,037
Zambia .........................................................................................
1,482
Total Investments ....................................................................
717,188

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments – 48.0%
Corporate Bonds and Notes - 8.8%
Air Lease Corp.
3.250% due 03/01/25 100 107
Aircastle , Ltd.
4.125% due 05/01/24 200 214
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 210
Ally Financial, Inc.
5.750% due 11/20/25 600 686
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 200 209
Centene Corp.
2.500% due 03/01/31 500 501
CF Industries, Inc.
3.450% due 06/01/23 170 176
Charter Communications Operating
LLC / Charter Communications
Operating Capital
4.500% due 02/01/24 400 435
CIT Group, Inc.
5.000% due 08/01/23 250 270
4.750% due 02/16/24 350 377
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 114 114
CSC Holdings LLC
5.250% due 06/01/24 350 378
DCP Midstream Operating, LP
5.375% due 07/15/25 200 221
Devon Energy Corp.
5.250% due 09/15/24 (Þ) 350 390
EnLink Midstream Partners, LP
4.400% due 04/01/24 300 315
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 100 103
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 250 272
Series 5Y
4.750% due 07/15/23 213 222
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 550 582
HCA, Inc.
5.375% due 02/01/25 1,200 1,359
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3 Month
LIBOR + 2.580%)(Ê)(ƒ) 100 101
MPLX, LP
1.750% due 03/01/26 250 254
Mylan, Inc.
3.125% due 01/15/23 (Þ) 330 342
Navient Corp.
5.875% due 10/25/24 153 167
Netflix, Inc.
3.625% due 06/15/25 (Þ) 300 322
Novelis Corp.
3.875% due 08/15/31 (Þ) 26 26
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 160 165
Onemain Finance Corp.
6.875% due 03/15/25 263 298
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Plains All American Pipeline, LP /
PAA Finance Corp.
3.600% due 11/01/24 600 642
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 300 304
Prime Security Services Borrower
LLC / Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 267
PulteGroup, Inc.
5.500% due 03/01/26 77 90
PVH Corp.
Series WI
4.625% due 07/10/25 150 167
Range Resources Corp.
5.000% due 03/15/23 273 283
Seagate HDD Cayman
4.750% due 01/01/25 350 386
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 550 597
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 150 152
Southwest Airlines Co.
4.750% due 05/04/23 50 54
Sprint Corp.
Series WI
7.875% due 09/15/23 275 311
Steel Dynamics, Inc.
2.400% due 06/15/25 97 102
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc.
5.625% due 03/01/24 (Þ) 800 865
Tenet Healthcare Corp.
4.625% due 07/15/24 580 587
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 500 513
T-Mobile USA, Inc.
2.250% due 02/15/26 400 405
Western Digital Corp.
4.750% due 02/15/26 543 603
15,144
International Debt - 10.2%
AerCap Ireland Capital, Ltd. /
AerCap Global Aviation Trust
3.500% due 01/15/25 250 266
Akbank TAS
Series REGS
5.125% due 03/31/25 200 202
Aker BP ASA
Series REGS
3.000% due 01/15/25 273 289
Arcelik AS
Series REGS
5.000% due 04/03/23 250 259
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
Series REGS
3.000% due 09/01/29 EUR 100 119
Ashland Services BV
Series REGS
2.000% due 01/30/28 EUR 400 482
Auto Ahorro Automotriz SA de CV

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.325% due 03/24/25 EUR 652 837
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 50 55
Ball Corp.
0.875% due 03/15/24 EUR 750 898
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 195
Series REGS
5.500% due 01/31/23 200 210
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ) 200 214
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 216
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 EUR 750 905
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 400 439
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.944%)(Ê)(ƒ) 200 205
Canpack SA Eastern Land
3.125% due 11/01/25 (Þ) 348 354
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 207
Country Garden Holdings Co., Ltd.
2.700% due 07/12/26 200 188
Crown Finance US, Inc. Term Loan
B1
7.147% due 05/23/24 (USD 3 Month
LIBOR + 8.250%)(Ê) 67 83
Deutsche Bank AG
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.524%)(Ê)(ƒ) 200 210
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ) 200 212
Ecopetrol SA
4.125% due 01/16/25 200 209
Electricite de France SA
3.625% due 10/13/25 200 221
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 200 187
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 200 204
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 400 599
3.250% due 09/15/25 EUR 100 129
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 300 324
Gerdau Trade, Inc.
Series REGS
4.750% due 04/15/23 200 214
HSBC Bank PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 1M
0.417% due 06/29/49 (USD 6 Month
LIBOR + 0.250%)(Ê)(ƒ) 170 162
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 800 1,072
IMS Health Holdings, Inc. Term
Loan B1
0.000% due 03/07/24 (USD 3 Month
LIBOR + 2.000%)(Ê)(v) EUR 1,178 1,387
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 300 325
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê) 200 198
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 198
Liberty Mutual Group, Inc.
Series REGS
3.625% due 05/23/59 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.700%)(Ê) EUR 100 124
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 200 202
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 200 194
MPT Operating Partnership, LP /
MPT Finance Corp.
2.500% due 03/24/26 GBP 178 253
Natwest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 205
Netflix, Inc.
Series REGS
3.000% due 06/15/25 EUR 600 777
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 300 321
Orbia Advance Corp SAB de CV
1.875% due 05/11/26 (Þ) 200 201
Sberbank of Russia Via SB Capital
SA
Series REGS
5.125% due 10/29/22 200 209
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 250 260
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 EUR 200 239
2.250% due 06/01/28 EUR 300 358
Suzano Austria GmbH
Series REGS
5.750% due 07/14/26 200 233
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.864%)(Ê)(ƒ) 200 212
Turk Telekomunikasyon AS

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.875% due 06/19/24 200 209
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 262
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 286 285
VEON Holdings BV
Series REGS
4.000% due 04/09/25 250 263
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 400 400
17,681
Loan Agreements - 2.5%
Alvogen Group, Inc. Extended Term
Loan
6.250% due 12/31/23 (USD 3 Month
LIBOR + 5.250%)(Ê) 727 717
Ascena Retail Group, Inc. Term
Loan B
5.250% due 08/21/22 (USD 1 Month
LIBOR + 4.500%)(Ê) 9 —
Banff Merger Sub, Inc. 2021 Term
Loan
3.842% due 10/02/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 302 299
CIBT Global, Inc., Term Loan
4.750% due 06/01/24 (USD 3 Month
LIBOR + 3.750%)(Ê) — —
Fort Dearborn Holding Co., Inc. 1st
Lien Term Loan
5.000% due 10/19/23 (USD 3 Month
LIBOR + 4.000%)(Ê) 1 1
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan
0.000% due 03/07/25 (USD 1 Month
LIBOR + 2.000%)(Ê)(v) 2,000 1,970
Outerstuff LLC Term Loan
6.000% due 12/31/23 (USD 3 Month
LIBOR + 5.000%)(Ê) 453 327
Rackspace Technology, Inc. 2021
Term  Loan
3.500% due 02/02/28 1 1
Reynolds Group Holdings, Inc. 1st
Lien Term Loan B
3.342% due 02/05/23 (USD 1 Month
LIBOR + 2.750%)(Ê) 376 374
Reynolds Group Holdings, Inc.
2020 Term Loan
3.342% due 02/16/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 151 150
Western Digital Corp. 1st Lien Term
Loan B4
0.000% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 435 435
4,274
Mortgage-Backed Securities - 7.4%
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
3.753% due 10/25/35 (~)(Ê) — —
Fannie Mae
30 Year TBA(Ï)
2.000% 1,000 1,020
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% 4,000 4,167
3.000% 4,000 4,188
4.000% 1,000 1,069
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 307 66
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1 Month
LIBOR + 6.000%)(Ê) 60 1
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1 Month
LIBOR + 5.900%)(Ê) 301 57
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.450%)(Ê) 158 31
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 260 10
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 215 41
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 47 10
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 309 12
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 227 8
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 180 18
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 693 79
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 159 1
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 368 29
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 181 7
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 126 10
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 345 31
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 612 32
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 33 5

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 22 4
Series 2021-27 Class GI
Interest Only STRIP
4.500% due 05/25/51 392 68
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 275 11
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 326 36
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 339 26
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 535 59
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,952 63
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 251 12
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 328 39
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 (Š) 21 —
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 201 6
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 339 9
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 137 9
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 229 20
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 439 39
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 252 23
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 (Š) 34 —
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 372 29
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 317 24
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 431 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-5125 Class MI
Interest Only STRIP
4.500% due 11/25/48 384 61
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 60 10
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 252 40
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 380 16
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 23 4
Series 2011-151 Class SC
Interest Only STRIP
6.555% due 07/16/40 (USD 1 Month
LIBOR + 6.750%)(Ê) 162 8
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 6 —
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 260 41
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 499 18
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 174 27
Series 2013-99 Class AS
Interest Only STRIP
5.860% due 06/20/43 (USD 1 Month
LIBOR + 6.050%)(Ê) 5 1
Series 2013-184 Class SK
Interest Only STRIP
5.860% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 39 7
Series 2014-27 Class S
Interest Only STRIP
5.910% due 02/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 40 6
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 273 15
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 32 6
Series 2014-60 Class SE
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 256 50
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 594 13
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 197 22
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 377 53

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 572 25
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 336 37
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 338 55
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 227 3
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 190 30
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 417 45
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 537 41
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 277 39
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 784 44
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 614 79
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 224 22
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 289 47
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1 Month
LIBOR + 6.100%)(Ê) 367 77
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 230 30
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 63 3
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 204 29
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 118 2
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 215 12
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 229 4
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 385 38
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 384 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 247 35
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 313 23
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 172 11
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 129 14
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 885 73
Series 2021-105 Class IP
Interest Only STRIP
3.000% due 06/20/51 740 71
12,802
Non-US Bonds - 10.2%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.674%)(Ê)(ƒ) EUR 200 256
ADLER Group SA
1.875% due 01/14/26 EUR 400 456
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 5.823%)(Ê) EUR 100 119
Altice Financing SA
Series REGS
2.250% due 01/15/25 EUR 463 532
Banco BPM SpA
1.525% due 02/18/25 EUR 250 302
Bank of Ireland Group
1.000% due 11/25/25 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 1.250%)(Ê) EUR 100 122
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 4.415%)(Ê)(ƒ) EUR 200 256
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 100 137
Caixa Geral de Depositos SA
10.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 10.925%)(Ê)(ƒ) EUR 200 252
CaixaBank SA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.224%)(Ê)(ƒ) EUR 200 258
Commerzbank AG
1.750% due 01/22/25 GBP 200 281
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.702%)(Ê)(ƒ) EUR 200 245
Deutsche Lufthansa AG
3.000% due 05/29/26 EUR 100 120
EDP - Energias de Portugal SA

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.844%)(Ê) EUR 200 241
Enel SpA
2.500% due 11/24/78 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.096%)(Ê) EUR 100 124
Erna Srl
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)(Ê) EUR 425 507
Eurofins Scientific SE
2.125% due 07/25/24 EUR 400 503
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 591
Gazprom PJSC
2.950% due 04/15/25 EUR 100 126
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 639 765
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.149%)(Ê)(ƒ) EUR 200 235
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.882%)(Ê) EUR 100 118
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 400 483
Iliad SA
1.875% due 02/11/28 100 116
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31 EUR 300 362
International Consolidated Airlines
0.500% due 07/04/23 EUR 300 345
Kleopatra Finco SARL
4.250% due 03/01/26 (Þ) EUR 100 118
Lagarder SCA Bond Issuance
2.125% due 10/16/26 EUR 100 119
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24 EUR 100 128
Logicor Financing SARL
1.500% due 07/13/26 EUR 100 126
Loxam SAS
3.250% due 01/14/25 EUR 200 239
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 350 420
Nexans SA
3.750% due 08/08/23 EUR 200 252
Nexi SpA
1.625% due 04/30/26 EUR 100 119
OJSC Novolipetsk Steel
Series REGS
1.450% due 06/02/26 EUR 200 238
Orsted A/S
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.886%)(Ê) GBP 200 277
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 200 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 266
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 290 329
Renault SA
2.375% due 05/25/26 EUR 100 120
Rothesay Life PLC
8.000% due 10/30/25 GBP 150 262
Samhallsbyggnadsbolaget I Norden
AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê)(ƒ) EUR 200 240
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 100 119
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 723 908
SoftBank Group Corp.
3.125% due 09/19/25 EUR 250 300
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.977%)(Ê)(ƒ) EUR 100 124
SPCM SA
Series REGS
2.000% due 02/01/26 EUR 100 121
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 8
Year Rate + 2.616%)(Ê)(ƒ) EUR 200 234
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28 EUR 100 123
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.719%)(Ê)(ƒ) EUR 200 248
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 150 219
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26 GBP 120 172
Thyssenkrupp AG
2.875% due 02/22/24 EUR 500 605
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 EUR 100 120
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 300 362
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 400 499
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25 EUR 100 128
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 6.744%)(Ê)(ƒ) EUR 200 275
United Group BV
4.625% due 08/15/28 (Þ) EUR 100 120
Series REGS
3.625% due 02/15/28 EUR 100 116

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Veolia Environnement SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.840%)(Ê)(ƒ) EUR 200 242
Verallia SA
1.625% due 05/14/28 EUR 300 362
Volvo Car AB
2.125% due 04/02/24 EUR 500 619
Wizz Air Finance Co. BV
1.350% due 01/19/24 EUR 180 218
17,656
United States Government Treasuries - 8.9%
United States Treasury Notes
0.250% due 08/31/25 8,900 8,786
1.125% due 02/15/31 6,700 6,641
15,427
Total Long-Term Investments
(cost $80,214) 82,984
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Constellis Holdings LLC(Æ) 4,968 19
Health Care - 0.0%
Carestream Health, Inc.(Æ)(Š) 8 19
Total Common Stocks
(cost $51) 38
Short-Term Investments - 37.4%
Phoenix Group Holdings PLC
4.125% due 07/20/22 200 287
U.S. Cash Management Fund(@) 52,317,482 (∞) 52,306
United States Cash Management Bills
Series WI
0.010% due 09/07/21 (ç)(ž) 234 234
0.054% due 10/19/21 (ž) 72 72
0.053% due 10/26/21 (ž) 18 18
United States Treasury Bills
0.047% due 11/26/21 (ž) 9,500 9,499
Series WI
0.011% due 08/03/21 (ç)(ž) 55 55
0.018% due 09/21/21 (ç)(ž) 1,094 1,094
0.024% due 09/28/21 (ç)(ž) 1,201 1,201
Total Short-Term Investments
(cost $64,743) 64,766
Total Investments - 85.4%
(identified cost $145,008) 147,788
Securities Sold Short - (3.0)%
Long-Term Investments - (3.0)%
Mortgage-Backed Securities - (3.0)%
Fannie Mae
30 Year TBA(Ï)
2.000% (1,000) (1,020)
2.500% (4,000) (4,167)
(5,187)
Total Securities Sold Short
(proceeds $5,168) (5,187)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 17.6%
30,382
Net Assets - 100.0%
172,983

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.0%
Alcoa Corp. 07/13/21 200,000 104.26 209
210
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 103.61 207
209
Avolon Holdings Funding, Ltd. 11/18/19 50,000 105.80 53
55
Banco BTG Pactual SA 01/06/21 200,000 99.48 199
195
Barry Callebaut Services NV 04/24/20 200,000 104.30 209
216
Canpack SA Eastern Land 10/15/20 348,000 100.00 348
354
Clearway Energy Operating LLC 07/15/21 114,000 100.25 114
114
Devon Energy Corp. 06/07/21 350,000 110.53 387
390
EQM Midstream Partners, LP 01/05/21 250,000 107.94 270
272
First Quantum Minerals, Ltd. 11/18/19 200,000 100.58 201
204
Fortescue Metals Group, Ltd. 01/29/20 300,000 104.17 313
324
Hanesbrands, Inc. 04/24/20 550,000 101.04 556
582
Intesa Sanpaolo SpA 04/27/20 300,000 98.77 296
325
Kleopatra Finco SARL 02/04/21 EUR 100,000 119.67 120
118
Macquarie Bank, Ltd. 07/15/21 200,000 100.58 201
202
Mylan, Inc. 11/18/19 330,000 100.63 332
342
Netflix, Inc. 06/11/20 300,000 102.07 306
322
Novelis Corp. 07/26/21 26,000 100.00 26
26
NRG Energy, Inc. 11/17/20 160,000 99.95 160
165
NXP BV / NXP Funding LLC 07/14/21 300,000 107.16 321
321
Orbia Advance Corp SAB de CV 06/24/21 200,000 100.98 202
201
Post Holdings, Inc. 07/15/21 300,000 100.82 302
304
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 101.68 254
267
Sealed Air Corp. 05/13/20 550,000 105.24 579
597
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
908
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 07/07/21 800,000 108.48 868
865
TerraForm Power Operating LLC 05/20/20 500,000 101.28 506
513
United Group BV 07/20/21 EUR 100,000 117.83 118 120
8,721
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 83 AUD 12,068 09/21
227
Canadian 10 Year Government Bond Futures 21 CAD 3,108 09/21
69
Japanese 10 Year Government Bond Futures 5 JPY 761,501 09/21 29
Short Positions
Euro-Bund Futures 38 EUR 6,710 09/21
(223)
Long Gilt Futures 50 GBP 6,490 09/21
(179)
United States 10 Year Treasury Note Futures 29 USD 3,899 09/21 (32)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (109)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Northern Trust EUR 200 USD 243 09/15/21 5
Royal Bank of Canada EUR 200 USD 238 09/15/21 —
Royal Bank of Canada EUR 6,000 USD 7,101 09/15/21 (23)
Royal Bank of Canada EUR 7,250 USD 8,802 09/15/21 195
Royal Bank of Canada GBP 500 USD 694 09/15/21 (1)
State Street USD 179 EUR 150 09/15/21 (1)
State Street EUR 7,250 USD 8,801 09/15/21 194

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 2,200 USD 3,105 09/15/21 46
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 415
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index – Fannie Mae 30
Year 4.000% Goldman Sachs USD 1,181 1 Month LIBOR
(1)
01/12/45 — (8) (8)
Markit IOS Index – Fannie Mae 30
Year 4.000% JPMorgan Chase USD 1,181 1 Month LIBOR
(1)
01/12/45 — 8 8
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,136 Three Month LIBOR
(2)
0.305%
(3)
06/24/23
1 (6) (5)
Barclays USD 4,136 0.305%
(2)
Three Month LIBOR
(2)
06/24/23
— 5 5
Barclays USD 551 Three Month LIBOR
(2)
1.462%
(3)
06/24/31
— (11) (11)
Barclays USD 551 1.462%
(2)
Three Month LIBOR
(2)
06/24/31
1 10 11
Barclays USD 415 Three Month LIBOR
(2)
1.802%
(3)
06/24/51
— (16) (16)
Barclays USD 415 1.802%
(2)
Three Month LIBOR
(2)
06/24/51 3 13 16
Total Open Interest Rate Swap Contracts (å) 5 (5) —
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation))
$
Fair Value
$
Aegon N.V. Goldman Sachs
Sell
1.116% EUR 250 1.000%
(2)
12/20/26
(3) 1 (2)
AES Corp. (The) Goldman Sachs
Sell
0.981% USD 600 5.000%
(2)
12/20/26
131 (5) 126
Anglo American Capital
PLC JPMorgan Chase
Sell
0.784% USD 175 5.000%
(2)
06/20/25
2 26 28
Anglo American Capital
PLC JPMorgan Chase
Sell
1.143% EUR 700 5.000%
(2)
12/20/26
170 2 172
Anglo American Capital
PLC JPMorgan Chase
Sell
3.705% EUR 600 5.000%
(2)
12/20/26
44 2 46
Apache Corp. JPMorgan Chase
Sell
2.183% USD 350 1.000%
(2)
12/20/26
(20) (1) (21)
ArcelorMittal SA JPMorgan Chase
Sell
1.394% EUR 450 5.000%
(2)
12/20/26
101 1 102
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
1.738% EUR 330 5.000%
(2)
06/20/25
42 7 49
AT&T Inc. Barclays
Sell
0.411% USD 350 1.000%
(2)
12/20/24
7 — 7

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation))
$
Fair Value
$
Banco Santander SA Goldman Sachs
Sell
1.139% EUR 150 1.000%
(2)
12/20/26
(2) 1 (1)
Barclays PLC JPMorgan Chase
Sell
1.031% EUR 400 1.000%
(2)
12/20/26
(2) 1 (1)
Calpine Corp. JPMorgan Chase
Sell
3.307% USD 400 5.000%
(2)
12/20/26
26 7 33
Cellnex Telecom SA Bank of America
Sell
1.430% EUR 400 5.000%
(2)
12/20/26
92 (2) 90
CNH Industrial Finance
SA Bank of America
Sell
0.961% EUR 300 5.000%
(2)
12/20/26
78 (1) 77
Credit Suisse Group AG JPMorgan Chase
Sell
0.933% EUR 250 1.000%
(2)
12/20/26
— 1 1
Crown European Holdings
SA Bank of America
Sell
1.390% EUR 800 1.000%
(2)
12/20/26
(27) 7 (20)
Dell, Inc. Goldman Sachs
Sell
1.008% USD 800 1.000%
(2)
12/20/26
3 (3) —
Devon Energy Corp. Goldman Sachs
Sell
1.240% USD 450 1.000%
(2)
12/20/26
(2) (4) (6)
Elis SA Barclays
Sell
1.693% EUR 400 5.000%
(2)
12/20/26
82 1 83
Enbridge Inc. Goldman Sachs
Sell
0.764% USD 100 1.000%
(2)
12/20/26
2 (1) 1
Faurecia SE JPMorgan Chase
Sell
1.798% EUR 150 5.000%
(2)
12/20/26
29 1 30
General Electric Co. Goldman Sachs
Sell
0.840% USD 200 1.000%
(2)
12/20/26
2 — 2
General Motors Co. JPMorgan Chase
Sell
1.019% USD 550 5.000%
(2)
12/20/26
114 — 114
HeidelbergCement AG Bank of America
Sell
0.860% EUR 150 5.000%
(2)
12/20/26
40 — 40
Hess Corp. JPMorgan Chase
Sell
1.271% USD 700 1.000%
(2)
12/20/26
(6) (4) (10)
Iron Mountain Inc. Goldman Sachs
Sell
1.551% USD 370 5.000%
(2)
12/20/26
67 (2) 65
J Sainsbury PLC JPMorgan Chase
Sell
0.947% EUR 650 1.000%
(2)
12/20/26
10 (8) 2
Jaguar Land Rover
Automotive PLC JPMorgan Chase
Sell
1.107% EUR 300 5.000%
(2)
12/20/21
2 4 6
KB Home Goldman Sachs
Sell
1.935% USD 500 5.000%
(2)
12/20/26
73 5 78
Kinder Morgan, Inc. Goldman Sachs
Sell
0.740% USD 150 1.000%
(2)
12/20/26
3 (1) 2
Koninklijke KPN N.V. Bank of America
Sell
0.498% EUR 450 1.000%
(2)
12/20/24
10 (1) 9
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.889% USD 791 1.000%
(2)
12/20/26
7 (2) 5
L Brands, Inc. Bank of America
Sell
1.627% USD 550 1.000%
(2)
12/20/26
(16) (2) (18)
Lennar Corp. JPMorgan Chase
Sell
0.942% USD 1,100 5.000%
(2)
12/20/26
231 2 233
Lumen Technologies, Inc. Goldman Sachs
Sell
3.035% USD 440 1.000%
(2)
12/20/26
(44) — (44)
Marathon Oil Corp. JPMorgan Chase
Sell
1.305% USD 300 1.000%
(2)
12/20/26
(2) (3) (5)
Marks & Spencer PLC JPMorgan Chase
Sell
2.108% EUR 500 1.000%
(2)
12/20/26
(30) (4) (34)
NatWest Group PLC Goldman Sachs
Sell
0.981% EUR 150 1.000%
(2)
12/20/26
— — —
Navient Corp. JPMorgan Chase
Sell
3.237% USD 275 5.000%
(2)
12/20/26
23 — 23
Nokia OYJ Goldman Sachs
Sell
0.963% EUR 350 5.000%
(2)
12/20/26
89 1 90
NRG Energy, Inc. JPMorgan Chase
Sell
1.995% USD 350 5.000%
(2)
12/20/26
54 (1) 53
Occidental Petroleum
Corp. Goldman Sachs
Sell
2.400% USD 400 1.000%
(2)
12/20/26
(18) (10) (28)
OI European Group B.V. JPMorgan Chase
Sell
2.496% EUR 275 5.000%
(2)
12/20/26
40 2 42
Prudential Co. JPMorgan Chase
Sell
0.991% EUR 200 1.000%
(2)
12/20/26
— — —
PulteGroup, Inc. JPMorgan Chase
Sell
0.891% USD 300 5.000%
(2)
12/20/26
64 1 65
Rexel , Inc. JPMorgan Chase
Sell
1.251% EUR 520 5.000%
(2)
12/20/26
123 1 124
Schaeffler AG Bank of America
Sell
1.684% EUR 250 5.000%
(2)
12/20/26
51 — 51
Smurfit Kappa Acquisitions
ULC Goldman Sachs
Sell
0.696% EUR 425 5.000%
(2)
12/20/26
118 — 118
Stellantis NV Goldman Sachs
Sell
1.156% EUR 750 5.000%
(2)
12/20/26
184 (1) 183
Telecom Italia SpA JPMorgan Chase
Sell
1.848% EUR 800 1.000%
(2)
12/20/26
(37) (5) (42)
Tesco PLC Barclays
Sell
0.738% EUR 850 1.000%
(2)
12/20/26
15 (1) 14
thyssenkrupp AG Barclays
Sell
2.359% EUR 150 1.000%
(2)
06/20/25
(16) 7 (9)
T-Mobile Goldman Sachs
Sell
1.090% USD 350 5.000%
(2)
12/20/26
69 2 71
Toll Brothers Finance
Corp. Goldman Sachs
Sell
1.177% USD 800 1.000%
(2)
12/20/26
(11) 4 (7)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation))
$
Fair Value
$
Unicredit , Societa Per
Azioni JPMorgan Chase
Sell
1.792% EUR 200 1.000%
(2)
12/20/26
(11) 1 (10)
UPC Holding BV Goldman Sachs
Sell
2.431% EUR 450 5.000%
(2)
12/20/26
67 3 70
Valeo SA JPMorgan Chase
Sell
1.433% EUR 150 1.000%
(2)
12/20/26
(3) (1) (4)
Virgin Media Finance PLC Goldman Sachs
Sell
2.766% EUR 770 5.000%
(2)
12/20/26
110 (6) 104
Vodafone Group Goldman Sachs
Sell
0.365% EUR 300 1.000%
(2)
12/20/24
7 1 8
Ziggo Bond Finance BV Goldman Sachs Sell 2.636% EUR 350 5.000%
(2)
12/20/26 51 (1) 50
Total Open Corporate Issues Contracts 2,183 22 2,205
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley
Purchase
USD 3,000 (5.000%)
(2)
06/20/26
(294) 18 (276)
CMBX NA Index Bank of America
Purchase
USD 15,000 (5.000%)
(2)
06/20/26
152 (1,525) (1,373)
CMBX NA Index Bank of America
Sell
USD 15,000 5.000%
(2)
06/20/26
(124) 1,497 1,373
CMBX NA Index Barclays
Sell
USD 175 5.000%
(2)
12/20/26
21 3 24
CMBX NA Index Citigroup
Purchase
USD — (5.000%)
(2)
10/17/57
— — —
CMBX NA Index Citigroup
Sell
USD 6 5.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Credit Suisse
Sell
USD 27 5.000%
(2)
05/11/63
(5) (7) (12)
CMBX NA Index Goldman Sachs
Purchase
USD — (5.000%)
(2)
10/17/57
— — —
CMBX NA Index Goldman Sachs
Sell
USD 3 5.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index JPMorgan Chase
Sell
USD 25 5.000%
(2)
05/11/63
(12) 1 (11)
CMBX NA Index JPMorgan Chase
Purchase
USD — (5.000%)
(2)
10/17/57
— — —
CMBX NA Index Morgan Stanley
Sell
USD 68 5.000%
(2)
05/11/63
(23) (8) (31)
CMBX NA Index Morgan Stanley
Purchase
USD — (5.000%)
(2)
10/17/57
— — —
iTraxx Europe Crossover Morgan Stanley
Purchase
EUR 18,000 (5.000%)
(2)
06/20/26
(239) (2,330) (2,569)
iTraxx Europe Crossover Morgan Stanley Sell EUR 15,000 5.000%
(2)
06/20/26 (159) 2,299 2,140
Total Open Credit Indices Contracts (687) (52) (739)
Total Open Credit Default Swap Contracts (å) 1,496 (30) 1,466
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 15,144 $ —
$ —
$ 15,144
International Debt — 17, 681 —
—
17, 681
Loan Agreements — 4,274 —
—
4,274
Mortgage-Backed Securities — 12,802 —
—
12,802
Non-US Bonds — 17, 656 —
—
17, 656
United States Government Treasuries — 15,427 —
—
15,427
Common Stocks
Consumer Discretionary — 19 —
—
19
Health Care — — 19
—
19

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — 12,460 — 52,306 64,766
Total Investments
— 95,463 19 52,306 147,788
Securities Sold Short
**
— (5,187) — — (5,187)
Other Financial Instruments
Assets
Futures Contracts 325 — — — 325
Foreign Currency Exchange Contracts — 440 — — 440
Total Return Swap Contracts — 8 — — 8
Interest Rate Swap Contracts — 32 — — 32
Credit Default Swap Contracts — 6,004 — — 6,004
Liabilities
Futures Contracts (434) — — — (434)
Foreign Currency Exchange Contracts — (25) — — (2 5 )
Total Return Swap Contracts — (8) — — (8)
Interest Rate Swap Contracts — (32) — — (32)
Credit Default Swap Contracts — (4,538) — — (4,538)
Total Other Financial Instruments
*
$ (109) $ 1,881 $ — $ — $ 1,772
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
526
Austria .........................................................................................
375
Belgium .......................................................................................
340
Brazil ...........................................................................................
1,299
Cayman Islands ............................................................................
188
Chile ............................................................................................
400
Colombia ......................................................................................
209
Denmark ......................................................................................
277
France ..........................................................................................
2,495
Germany ......................................................................................
2,154
Greece .........................................................................................
119
India ............................................................................................
627

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Amounts in thousands
Country Exposure
Fair Value
$
Ireland .........................................................................................
682
Italy .............................................................................................
2,770
Japan ...........................................................................................
300
Luxembourg .................................................................................
2,620
Mexico .........................................................................................
623
Netherlands .................................................................................
2,251
Norway .........................................................................................
500
Poland ..........................................................................................
354
Portugal .......................................................................................
493
Russia ..........................................................................................
260
Spain ............................................................................................
1,487
Sweden .........................................................................................
1,094
Switzerland ..................................................................................
1,338
Turkey ..........................................................................................
1,217
United Kingdom ...........................................................................
2,027
United States ................................................................................
120,345
Virgin Islands, British ..................................................................
214
Zambia .........................................................................................
204
Total Investments ....................................................................
147,788
United States ................................................................................
(5,187)
Total Securities Sold Short ......................................................
(5,187)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.1%
Asset-Backed Securities - 6.7%
AMSR Trust
Series 2021-SFR2 Class A
1.527% due 08/17/26 (Þ) 4,750 4,790
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 2,645 2,655
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 4,537 4,570
Chase Auto Credit Liked Notes
Series 2021-1 Class B
0.875% due 09/25/28 (Þ) 17,593 17,614
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,290 1,308
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 5,278 5,336
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 759 796
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 8,116 8,563
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 3,208 3,233
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 11,893 11,936
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 2,531 2,531
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.204% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,158
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 3,775 3,775
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,137
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 770 808
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 4,982 4,990
Series 2018-SFR2 Class A
3.207% due 06/17/37 (USD 1 Month
LIBOR + 0.900%)(Ê) 5,709 5,720
Irwin Home Equity Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 688 703
JPMorgan Chase Bank
Series 2021-2 Class B
0.889% due 12/26/28 (Þ) 5,750 5,755
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 863 923
Mill City Mortgage Trust
Series 2015-1 Class B1
3.790% due 06/25/56 (~)(Ê)(Þ) 5,865 6,100
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 2,732 2,756
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 11,796 11,790
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 9,532 9,543
Series 2021-CA Class A
1.060% due 10/15/69 (Þ) 8,831 8,864
Navient Student Loan Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 10,319 10,502
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 2,095 2,108
Octane Receivables Trust
Series 2021-1A Class A
0.930% due 03/22/27 (Þ) 7,790 7,799
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 2,282 2,475
Series 2020-1A Class A
3.840% due 05/14/32 (Þ) 5,379 5,600
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 19,725 20,236
Series 2021-1A Class A1
1.550% due 06/16/36 (Þ) 19,801 20,003
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 3,397 3,464
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 8,208 8,247
Prodigy Finance Desiganted Activity Co.
Series 2021-1 Class A1
1.351% due 07/25/51 5,364 5,374
Rockfield Park Clo Designated Activity
Co.
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 5,467 6,464
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 1,778 1,806
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.249% due 10/25/36 303 302

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 15,913 16,136
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 8,085 8,197
Towd Point Mortgage Trust
Series 2015-5 Class M1
3.500% due 05/25/55 (~)(Ê)(Þ) 5,710 5,856
Series 2016-4 Class B1
3.848% due 07/25/56 (~)(Ê)(Þ) 3,280 3,616
Series 2019-SJ1 Class M1
4.400% due 11/25/58 (~)(Ê)(Þ) 3,362 3,397
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 8,415 8,518
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.035% due 01/18/29 (USD 3 Month
LIBOR + 0.900%)(Ê)(Þ) 4,418 4,418
276,872
Corporate Bonds and Notes - 22.4%
3M Co.
2.875% due 10/15/27 3,271 3,582
Abbott Laboratories
4.750% due 11/30/36 3,743 4,928
4.900% due 11/30/46 320 449
AbbVie, Inc.
3.600% due 05/14/25 1,400 1,530
Series WI
2.600% due 11/21/24 1,280 1,354
3.800% due 03/15/25 610 668
2.950% due 11/21/26 2,730 2,959
3.200% due 11/21/29 2,190 2,404
4.050% due 11/21/39 2,540 2,995
4.250% due 11/21/49 610 746
Adobe, Inc.
2.150% due 02/01/27 2,310 2,433
Aetna, Inc.
2.750% due 11/15/22 400 410
Agilent Technologies, Inc.
2.300% due 03/12/31 1,120 1,143
Air Lease Corp.
0.700% due 02/15/24 2,040 2,034
3.375% due 07/01/25 1,990 2,145
1.875% due 08/15/26 1,420 1,433
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 760 757
3.000% due 05/18/51 830 839
Ally Financial, Inc.
8.000% due 11/01/31 2,351 3,361
Alphabet, Inc.
1.998% due 08/15/26 3,054 3,215
1.100% due 08/15/30 490 470
1.900% due 08/15/40 440 408
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.050% due 08/15/50 490 444
2.250% due 08/15/60 380 344
Altria Group, Inc.
2.350% due 05/06/25 120 126
4.400% due 02/14/26 671 762
4.800% due 02/14/29 797 933
2.450% due 02/04/32 1,840 1,811
3.400% due 02/04/41 1,660 1,606
4.500% due 05/02/43 3,122 3,413
3.875% due 09/16/46 260 263
5.950% due 02/14/49 170 221
Amazon.com, Inc.
1.200% due 06/03/27 3,631 3,666
2.100% due 05/12/31 1,530 1,581
2.500% due 06/03/50 340 327
3.100% due 05/12/51 740 797
Series WI
3.150% due 08/22/27 370 411
3.875% due 08/22/37 270 327
4.250% due 08/22/57 110 144
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 570 597
5.750% due 04/20/29 (Þ) 500 539
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 188 192
American Express Co.
2.500% due 07/30/24 500 528
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 332
American International Group, Inc.
4.750% due 04/01/48 270 353
American Tower Corp.
3.500% due 01/31/23 3,901 4,083
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 444
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 940 980
3.833% due 03/11/51 (Þ) 820 904
Amgen, Inc.
4.400% due 05/01/45 180 224
Series WI
4.663% due 06/15/51 180 238
Anthem, Inc.
4.101% due 03/01/28 400 461
5.100% due 01/15/44 2,398 3,219
4.375% due 12/01/47 80 100
Aon Corp.
8.205% due 01/01/27 1,109 1,458
Apache Corp.
4.375% due 10/15/28 890 943

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 01/15/30 390 407
4.750% due 04/15/43 563 578
4.250% due 01/15/44 120 118
5.350% due 07/01/49 194 204
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 3,070 3,101
Apollo Investment Corp.
5.250% due 03/03/25 99 104
Apple, Inc.
4.500% due 02/23/36 3,219 4,146
2.650% due 05/11/50 1,000 985
Applied Materials, Inc.
5.100% due 10/01/35 3,498 4,702
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,712
Arthur J Gallagher & Co.
2.500% due 05/20/31 1,420 1,440
AT&T, Inc.
3.800% due 02/15/27 590 662
4.250% due 03/01/27 200 229
1.650% due 02/01/28 510 511
2.550% due 12/01/33 (Þ) 120 121
4.500% due 05/15/35 530 634
3.100% due 02/01/43 1,290 1,289
4.800% due 06/15/44 251 306
4.350% due 06/15/45 47 55
3.550% due 09/15/55 (Þ) 150 155
3.800% due 12/01/57 (Þ) 1,010 1,076
3.500% due 02/01/61 760 759
Series WI
4.300% due 02/15/30 270 315
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 691
Avnet, Inc.
4.875% due 12/01/22 1,230 1,298
Bank of America Corp.
4.000% due 01/22/25 120 132
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 462
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 80
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 2,550 2,708
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,640 3,587
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,400 2,505
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,343
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 306
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 2,100 2,257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/21/44 745 1,013
4.875% due 04/01/44 2,370 3,158
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 75
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 1,350 1,633
Series GMTN
4.450% due 03/03/26 160 181
3.500% due 04/19/26 200 221
Bank of America NA
Series BKNT
6.000% due 10/15/36 3,006 4,279
BAT Capital Corp.
Series WI
3.557% due 08/15/27 910 985
Becton Dickinson and Co.
3.734% due 12/15/24 2,850 3,102
4.685% due 12/15/44 79 101
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 978
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,107
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 3,491 4,399
Berkshire Hathaway, Inc.
4.500% due 02/11/43 3,614 4,704
Berry Global, Inc.
0.950% due 02/15/24 (Þ) 4,119 4,124
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 1,960 1,931
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 1,767 1,910
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,116
4.800% due 05/03/29 1,963 2,293
Boeing Co. (The)
4.875% due 05/01/25 1,000 1,121
2.196% due 02/04/26 3,280 3,310
3.100% due 05/01/26 120 128
2.700% due 02/01/27 140 145
2.800% due 03/01/27 150 156
3.200% due 03/01/29 1,260 1,330
5.150% due 05/01/30 700 834
3.250% due 02/01/35 300 310
5.705% due 05/01/40 590 767
3.750% due 02/01/50 1,170 1,216
5.805% due 05/01/50 250 341
3.950% due 08/01/59 1,030 1,067
5.930% due 05/01/60 120 166
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 335

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BP Capital Markets America, Inc.
2.750% due 05/10/23 3,063 3,189
3.410% due 02/11/26 500 549
3.119% due 05/04/26 20 22
3.000% due 02/24/50 3,630 3,583
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 1,409 1,583
Bristol-Myers Squibb Co.
2.350% due 11/13/40 270 264
Series WI
3.900% due 02/20/28 1,305 1,513
3.400% due 07/26/29 790 895
5.000% due 08/15/45 1,055 1,471
Broadcom, Inc.
Series WI
5.000% due 04/15/30 3,400 4,059
4.300% due 11/15/32 1,140 1,317
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 3,006 3,221
Buckeye Partners, LP
3.950% due 12/01/26 529 536
5.850% due 11/15/43 236 237
Bunge, Ltd. Finance Corp.
3.750% due 09/25/27 3,491 3,888
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 430
4.150% due 12/15/48 1,805 2,277
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 250 283
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 3,537
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 21
3.577% due 04/05/50 110 122
CBL & Associates, LP
5.250% due 12/01/23 (Æ)(Ø) 400 226
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 240 251
4.500% due 08/15/30 (Þ) 50 53
Series WI
4.500% due 05/01/32 1,970 2,061
Centene Corp.
2.450% due 07/15/28 450 456
2.625% due 08/01/31 380 383
Series WI
4.250% due 12/15/27 280 295
4.625% due 12/15/29 990 1,085
3.375% due 02/15/30 1,200 1,252
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 650 859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CF Industries, Inc.
3.450% due 06/01/23 852 882
5.150% due 03/15/34 65 80
Charles Schwab Corp. (The)
2.000% due 03/20/28 500 519
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 927
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% due 04/01/38 550 688
3.500% due 06/01/41 730 745
5.750% due 04/01/48 1,320 1,705
3.850% due 04/01/61 230 229
Series WI
4.908% due 07/23/25 3,973 4,510
3.750% due 02/15/28 320 356
6.384% due 10/23/35 70 95
6.484% due 10/23/45 60 84
6.834% due 10/23/55 80 120
Chevron Corp.
2.566% due 05/16/23 1,973 2,046
0.426% due 08/11/23 3,521 3,528
3.850% due 01/15/28 210 241
5.250% due 11/15/43 100 139
4.950% due 08/15/47 130 178
2.343% due 08/12/50 470 437
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 510 537
Cigna Corp.
2.400% due 03/15/30 610 634
3.200% due 03/15/40 1,960 2,089
3.875% due 10/15/47 2,807 3,232
Series WI
4.375% due 10/15/28 1,940 2,282
4.800% due 08/15/38 790 1,001
Cimarex Energy Co.
4.375% due 06/01/24 650 706
3.900% due 05/15/27 1,240 1,380
4.375% due 03/15/29 1,110 1,271
Cintas Corp. No. 2
3.700% due 04/01/27 340 382
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,541
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,392
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 364

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 342
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 877
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 787
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 352
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,710 3,837
8.125% due 07/15/39 1,595 2,780
6.675% due 09/13/43 2,774 4,325
4.650% due 07/23/48 235 311
Clorox Co. (The)
1.800% due 05/15/30 770 770
Coca-Cola Co. (The)
1.450% due 06/01/27 3,587 3,663
1.375% due 03/15/31 330 320
4.125% due 03/25/40 430 524
2.500% due 06/01/40 20 20
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 1,392 1,946
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,701
Comcast Corp.
3.700% due 04/15/24 3,381 3,664
3.400% due 04/01/30 830 926
4.250% due 10/15/30 330 392
7.050% due 03/15/33 530 785
6.550% due 07/01/39 830 1,261
3.250% due 11/01/39 180 196
3.750% due 04/01/40 70 81
3.400% due 07/15/46 50 55
4.000% due 03/01/48 320 383
4.700% due 10/15/48 70 92
4.950% due 10/15/58 310 438
CommonSpirit Health
2.782% due 10/01/30 320 338
4.350% due 11/01/42 50 60
3.910% due 10/01/50 320 362
Commonwealth Edison Co.
6.450% due 01/15/38 440 658
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 1,370 1,378
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 390 444
Consolidated Edison Co. of New York,
Inc.
Series 06-A
5.850% due 03/15/36 2,197 3,008
Constellation Brands, Inc.
4.250% due 05/01/23 4,072 4,331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 11/15/24 290 326
Consumers Energy Co.
2.500% due 05/01/60 390 365
Continental Resources, Inc.
4.500% due 04/15/23 1,096 1,140
Corning, Inc.
3.900% due 11/15/49 360 414
Costco Wholesale Corp.
1.375% due 06/20/27 3,516 3,562
1.600% due 04/20/30 460 459
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 670 693
Crown Castle International Corp.
5.200% due 02/15/49 3,248 4,308
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 438
CVS Health Corp.
2.625% due 08/15/24 260 274
3.625% due 04/01/27 150 167
4.300% due 03/25/28 954 1,105
3.250% due 08/15/29 385 424
3.750% due 04/01/30 400 455
4.780% due 03/25/38 960 1,205
4.125% due 04/01/40 180 213
2.700% due 08/21/40 1,640 1,634
5.125% due 07/20/45 360 476
5.050% due 03/25/48 1,000 1,332
DCP Midstream Operating, LP
8.125% due 08/16/30 146 194
6.450% due 11/03/36 (Þ) 200 240
6.750% due 09/15/37 (Þ) 288 355
5.600% due 04/01/44 175 201
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 210 204
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 500 777
Delta Air Lines, Inc.
3.800% due 04/19/23 140 144
2.900% due 10/28/24 281 285
7.000% due 05/01/25 (Þ) 1,190 1,400
4.500% due 10/20/25 (Þ) 650 699
7.375% due 01/15/26 440 518
4.750% due 10/20/28 (Þ) 750 838
3.750% due 10/28/29 237 235
Devon Energy Corp.
5.850% due 12/15/25 900 1,057
5.250% due 10/15/27 (Þ) 91 97
5.875% due 06/15/28 (Þ) 519 573
4.500% due 01/15/30 (Þ) 790 862

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 09/30/31 20 28
5.600% due 07/15/41 350 437
4.750% due 05/15/42 640 731
5.000% due 06/15/45 1,540 1,817
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 3,177
Diamondback Energy, Inc.
3.500% due 12/01/29 1,490 1,615
4.400% due 03/24/51 600 686
Discover Bank
Series BKNT
3.450% due 07/27/26 3,000 3,292
Discover Financial Services
4.100% due 02/09/27 3,174 3,604
Dollar General Corp.
3.250% due 04/15/23 3,990 4,155
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 310 344
Domtar Corp.
6.250% due 09/01/42 2,899 3,075
DPL, Inc.
Series AI
4.350% due 04/15/29 164 180
DR Horton, Inc.
2.500% due 10/15/24 1,000 1,048
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 929
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 314
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 158
2.125% due 06/01/30 460 469
eBay, Inc.
2.600% due 05/10/31 270 280
Edison International
4.950% due 04/15/25 580 644
4.125% due 03/15/28 2,972 3,203
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 770 780
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,498
Electronic Arts, Inc.
2.950% due 02/15/51 170 170
Eli Lilly & Co.
5.500% due 03/15/27 2,870 3,561
Embarq Corp.
7.995% due 06/01/36 313 351
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 3,229
Energy Transfer Operating, LP
4.500% due 04/15/24 1,100 1,197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 05/15/25 320 338
3.750% due 05/15/30 570 622
6.125% due 12/15/45 440 565
6.250% due 04/15/49 120 158
Series 10Y
4.950% due 06/15/28 160 187
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 1,460 1,498
Energy Transfer, LP
5.500% due 06/01/27 1,140 1,354
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 432
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 1,060 1,059
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 1,750 1,809
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 1,210 1,280
EnLink Midstream Partners, LP
5.450% due 06/01/47 93 90
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,246
Enterprise Products Operating LLC
4.150% due 10/16/28 680 790
2.800% due 01/31/30 380 408
7.550% due 04/15/38 40 63
5.700% due 02/15/42 140 192
4.850% due 03/15/44 340 425
3.700% due 01/31/51 890 974
3.950% due 01/31/60 600 676
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,220 1,260
Series D
6.875% due 03/01/33 770 1,108
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,500
EOG Resources, Inc.
4.150% due 01/15/26 230 259
4.375% due 04/15/30 900 1,079
4.950% due 04/15/50 150 204
EPR Properties Co.
4.500% due 06/01/27 650 692
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 100 110
EQT Corp.
3.000% due 10/01/22 1,190 1,206
3.125% due 05/15/26 (Þ) 130 134
3.900% due 10/01/27 780 845

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 02/01/30 430 565
3.625% due 05/15/31 (Þ) 110 117
Equities Corp.
6.125% due 02/01/25 30 35
Essex Portfolio, LP
3.250% due 05/01/23 3,952 4,113
Exelon Corp.
4.950% due 06/15/35 2,200 2,772
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 3,070
Exxon Mobil Corp.
2.726% due 03/01/23 3,346 3,462
3.482% due 03/19/30 200 227
4.227% due 03/19/40 840 1,025
4.114% due 03/01/46 250 305
4.327% due 03/19/50 60 76
3.452% due 04/15/51 480 536
FedEx Corp.
4.500% due 02/01/65 1,136 1,381
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 450 518
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,020 1,137
Series C
7.375% due 11/15/31 840 1,174
4.850% due 07/15/47 497 625
3.400% due 03/01/50 325 326
Florida Power & Light Co.
3.150% due 10/01/49 150 166
Ford Holdings LLC
9.300% due 03/01/30 266 364
Ford Motor Co.
6.625% due 10/01/28 547 655
4.750% due 01/15/43 356 391
5.291% due 12/08/46 135 154
Ford Motor Credit Co. LLC
4.250% due 09/20/22 930 955
5.125% due 06/16/25 200 220
4.125% due 08/17/27 480 514
2.900% due 02/16/28 200 200
5.113% due 05/03/29 1,014 1,148
3.625% due 06/17/31 210 218
Series FXD
3.350% due 11/01/22 1,710 1,749
Series GMTN
4.389% due 01/08/26 281 305
Fortinet, Inc.
2.200% due 03/15/31 1,470 1,494
Fox Corp.
Series WI
5.476% due 01/25/39 520 680
Freeport-McMoRan, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 03/15/23 393 407
5.400% due 11/14/34 673 856
FS KKR Capital Corp.
3.400% due 01/15/26 4,006 4,184
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 4,194 5,146
General Dynamics Corp.
3.250% due 04/01/25 140 152
3.500% due 05/15/25 60 66
3.625% due 04/01/30 370 425
4.250% due 04/01/40 800 1,000
4.250% due 04/01/50 90 117
General Electric Co.
Series GMTN
6.875% due 01/10/39 653 993
Series MTNA
6.750% due 03/15/32 3,056 4,257
General Motors Co.
4.875% due 10/02/23 3,280 3,566
5.400% due 10/02/23 180 198
6.125% due 10/01/25 320 379
6.250% due 10/02/43 450 627
6.750% due 04/01/46 390 568
General Motors Financial Co., Inc.
5.200% due 03/20/23 3,796 4,071
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,780 1,790
Gilead Sciences, Inc.
5.650% due 12/01/41 190 270
4.750% due 03/01/46 315 410
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 1,167 1,351
5.300% due 01/15/29 1,806 2,128
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 572
3.500% due 11/16/26 590 644
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 770 868
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 138
3.800% due 03/15/30 1,450 1,646
5.150% due 05/22/45 620 835
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 3,210 3,266
Halliburton Co.
5.000% due 11/15/45 90 110
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,514
HCA, Inc.
7.690% due 06/15/25 322 391
5.125% due 06/15/39 160 204

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 06/15/47 2,633 3,502
Hershey Co. (The)
1.700% due 06/01/30 580 585
Hexcel Corp.
4.700% due 08/15/25 2,964 3,278
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 450
5.750% due 05/01/28 (Þ) 310 333
Home Depot, Inc. (The)
3.750% due 02/15/24 3,794 4,086
2.125% due 09/15/26 3,374 3,563
2.500% due 04/15/27 80 86
3.900% due 12/06/28 40 47
2.700% due 04/15/30 330 357
3.300% due 04/15/40 150 168
3.350% due 04/15/50 460 519
Howmet Aerospace, Inc.
5.950% due 02/01/37 437 554
HSBC Holdings PLC
7.200% due 07/15/97 2,189 4,029
Humana, Inc.
3.850% due 10/01/24 400 435
4.500% due 04/01/25 80 90
3.950% due 03/15/27 130 147
8.150% due 06/15/38 2,243 3,646
4.625% due 12/01/42 150 188
4.950% due 10/01/44 210 276
IHS Markit , Ltd.
4.125% due 08/01/23 359 382
Intel Corp.
4.950% due 03/25/60 550 779
International Business Machines Corp.
3.625% due 02/12/24 3,814 4,108
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,443
International Paper Co.
8.700% due 06/15/38 1,225 2,083
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 4,158
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,703
Johnson & Johnson
2.100% due 09/01/40 770 754
2.450% due 09/01/60 540 531
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 3,933 4,063
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 58
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 09/01/30 800 1,223
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 490 518
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 177
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,450 1,544
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 2,150 2,120
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,910 1,987
4.950% due 06/01/45 700 940
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 390 481
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 280 292
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 2,660 2,891
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 900 908
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 165
Series 2019
3.266% due 11/01/49 90 100
Series 2021
2.810% due 06/01/41 330 346
3.002% due 06/01/51 300 318
Kimberly-Clark Corp.
1.050% due 09/15/27 3,654 3,623
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,714 3,900
5.500% due 03/01/44 40 52
5.400% due 09/01/44 30 38
Kinder Morgan, Inc.
4.300% due 06/01/25 750 835
4.300% due 03/01/28 410 472
5.550% due 06/01/45 310 408
5.050% due 02/15/46 170 211
5.200% due 03/01/48 180 230
Series GMTN
7.750% due 01/15/32 2,240 3,285
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 69
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 800 1,062
Kraft Heinz Foods Co.
6.875% due 01/26/39 377 553
7.125% due 08/01/39 (Þ) 428 638
Series WI
5.200% due 07/15/45 855 1,083
4.875% due 10/01/49 728 908
L Brands, Inc.
7.600% due 07/15/37 65 83

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L3Harris Technologies, Inc.
2.900% due 12/15/29 1,770 1,905
5.054% due 04/27/45 260 347
Lam Research Corp.
1.900% due 06/15/30 510 519
2.875% due 06/15/50 210 218
Las Vegas Sands Corp.
3.200% due 08/08/24 960 1,002
2.900% due 06/25/25 6,873 7,079
Lehman Brothers Holdings, Inc.
0.000% due 09/27/27 (Æ)(Ø) 735 5
6.875% due 05/02/49 (Æ)(Ø) 682 5
6.625% due 12/31/49 (Æ)(Ø) 456 3
Lennar Corp.
4.500% due 04/30/24 110 120
Series WI
5.000% due 06/15/27 20 23
4.750% due 11/29/27 70 82
Lennox International, Inc.
1.700% due 08/01/27 400 403
Liberty Interactive LLC
8.250% due 02/01/30 294 335
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 430 458
3.875% due 06/01/29 (Þ) 760 800
Lockheed Martin Corp.
1.850% due 06/15/30 520 528
4.500% due 05/15/36 100 128
Series B
6.150% due 09/01/36 2,696 3,911
Lowe's Cos., Inc.
3.875% due 09/15/23 3,844 4,096
4.500% due 04/15/30 210 251
1.700% due 10/15/30 510 499
3.000% due 10/15/50 660 667
LPL Holdings, Inc.
4.375% due 05/15/31 (Þ) 310 317
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 345 319
6.375% due 03/15/37 50 51
Markel Corp.
5.000% due 05/20/49 2,599 3,460
Marriott International, Inc.
3.750% due 10/01/25 1,013 1,099
Series FXD
3.600% due 04/15/24 400 427
Mars, Inc.
2.375% due 07/16/40 (Þ) 870 850
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 3,200 3,338
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 790 846
Mastercard , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 03/26/27 480 536
3.850% due 03/26/50 680 840
Mattel, Inc.
6.200% due 10/01/40 73 92
McDonald's Corp.
3.500% due 07/01/27 3,889 4,345
3.600% due 07/01/30 310 352
4.450% due 03/01/47 300 376
4.450% due 09/01/48 300 382
3.625% due 09/01/49 60 68
4.200% due 04/01/50 530 654
MDC Holdings, Inc.
2.500% due 01/15/31 560 552
6.000% due 01/15/43 260 344
Merck & Co., Inc.
2.800% due 05/18/23 2,666 2,785
1.450% due 06/24/30 290 288
2.350% due 06/24/40 420 417
2.450% due 06/24/50 190 184
Microchip Technology, Inc.
0.972% due 02/15/24 (Þ) 1,620 1,623
0.983% due 09/01/24 (Þ) 640 639
Microsoft Corp.
3.300% due 02/06/27 70 78
3.500% due 02/12/35 2,633 3,126
3.450% due 08/08/36 450 532
2.525% due 06/01/50 1,110 1,109
2.921% due 03/17/52 1,170 1,261
MidAmerican Energy Co.
3.650% due 04/15/29 160 183
3.150% due 04/15/50 370 400
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 3,023
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 950 1,034
Molson Coors Brewing Co.
4.200% due 07/15/46 160 182
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 403 411
2.250% due 09/19/24 (Þ) 1,696 1,774
1.875% due 10/15/32 3,796 3,750
2.625% due 09/04/50 190 183
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 728
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 135
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 560 568
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 304

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 280 272
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 1,020 1,097
2.802% due 01/25/52 (SOFR +
1.430%)(Ê) 1,230 1,220
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 47
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 110 116
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 670 676
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 615 803
MPLX, LP
4.800% due 02/15/29 430 509
4.500% due 04/15/38 770 886
4.700% due 04/15/48 150 176
Series 0006
5.200% due 03/01/47 150 186
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 410 434
4.625% due 08/01/29 390 420
Murphy Oil Corp.
7.050% due 05/01/29 30 33
5.875% due 12/01/42 91 91
Nasdaq, Inc.
0.445% due 12/21/22 3,609 3,611
2.500% due 12/21/40 460 436
Navient Corp.
Series MTN
5.625% due 08/01/33 460 447
NBCUniversal Media LLC
4.450% due 01/15/43 30 38
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,075
Netflix, Inc.
5.375% due 11/15/29 (Þ) 190 234
4.875% due 06/15/30 (Þ) 380 458
Nevada Power Co.
5.450% due 05/15/41 1,389 1,913
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 630 730
4.450% due 05/15/69 (Þ) 180 231
Newell Brands, Inc.
3.850% due 04/01/23 264 276
4.200% due 04/01/26 570 635
5.375% due 04/01/36 118 150
5.500% due 04/01/46 85 110
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 3,356
NIKE, Inc.
2.750% due 03/27/27 4,168 4,526
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,199
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 680 712
Northrop Grumman Corp.
5.150% due 05/01/40 570 765
5.250% due 05/01/50 370 532
Series 000N
4.030% due 10/15/47 730 884
Northwest Pipeline LLC
Series WI
4.000% due 04/01/27 500 564
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 2,150 2,378
3.625% due 09/30/59 (Þ) 280 316
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,490 1,523
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 466
NVIDIA Corp.
3.500% due 04/01/40 190 218
3.500% due 04/01/50 10 11
3.700% due 04/01/60 80 97
Occidental Petroleum Corp.
5.550% due 03/15/26 350 383
3.400% due 04/15/26 350 354
3.000% due 02/15/27 1,240 1,231
7.500% due 05/01/31 155 197
6.450% due 09/15/36 539 651
7.950% due 06/15/39 170 221
4.300% due 08/15/39 323 320
6.200% due 03/15/40 572 662
4.500% due 07/15/44 175 172
4.625% due 06/15/45 200 201
6.600% due 03/15/46 110 135
4.100% due 02/15/47 422 399
Oceaneering International, Inc.
4.650% due 11/15/24 355 353
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 632 672
3.250% due 04/15/33 4,263 4,358
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 310 333
Oracle Corp.
3.900% due 05/15/35 3,643 4,144
3.950% due 03/25/51 1,070 1,190
4.100% due 03/25/61 1,350 1,523
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 232
Ovintiv , Inc.
5.150% due 11/15/41 283 311

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 4,181
Pacific Gas and Electric Co.
4.250% due 08/01/23 530 560
2.100% due 08/01/27 410 399
2.500% due 02/01/31 260 245
3.300% due 08/01/40 60 54
4.950% due 07/01/50 200 207
3.500% due 08/01/50 110 98
PacifiCorp
6.000% due 01/15/39 970 1,402
4.100% due 02/01/42 1,710 2,031
Pactiv LLC
7.950% due 12/15/25 202 227
8.375% due 04/15/27 125 143
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 50 52
PayPal Holdings, Inc.
1.650% due 06/01/25 390 401
2.300% due 06/01/30 610 642
3.250% due 06/01/50 190 211
PepsiCo, Inc.
2.625% due 03/19/27 3,351 3,629
1.625% due 05/01/30 170 170
Pfizer, Inc.
2.550% due 05/28/40 210 216
2.700% due 05/28/50 370 377
Series 5YR
3.200% due 09/15/23 3,876 4,102
Philip Morris International, Inc.
2.875% due 05/01/24 750 796
3.250% due 11/10/24 3,543 3,840
2.100% due 05/01/30 300 305
1.750% due 11/01/30 1,340 1,319
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,300 1,283
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 1,080 965
Plains All American Pipeline, LP / PAA
Finance Corp.
6.650% due 01/15/37 2,901 3,824
Series WI
6.700% due 05/15/36 50 63
Precision Castparts Corp.
4.375% due 06/15/45 342 423
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,612
3.000% due 03/25/30 260 290
1.200% due 10/29/30 590 571
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, LP
1.250% due 10/15/30 800 767
Range Resources Corp.
5.000% due 03/15/23 225 233
8.250% due 01/15/29 (Þ) 540 598
Series WI
4.875% due 05/15/25 640 663
9.250% due 02/01/26 1,020 1,107
Raymond James Financial, Inc.
3.750% due 04/01/51 630 708
Raytheon Technologies Corp.
3.650% due 08/16/23 19 20
Series WI
3.200% due 03/15/24 3,032 3,230
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 3,840 4,113
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 2,952 3,120
Republic Services, Inc.
2.500% due 08/15/24 3,620 3,804
3.375% due 11/15/27 1,300 1,439
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,474
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 98 100
4.950% due 07/15/29 (Þ) 289 298
4.800% due 05/15/30 (Þ) 300 305
Royal Caribbean Cruises, Ltd.
11.500% due 06/01/25 (Þ) 539 617
7.500% due 10/15/27 100 114
3.700% due 03/15/28 170 161
S&P Global, Inc.
1.250% due 08/15/30 270 260
3.250% due 12/01/49 110 121
2.300% due 08/15/60 210 187
Series WI
2.950% due 01/22/27 1,271 1,385
Sabal Trail Transmission LLC
4.832% due 05/01/48 (Þ) 845 1,065
Safeway, Inc.
7.250% due 02/01/31 356 420
salesforce.com, Inc.
1.500% due 07/15/28 240 243
1.950% due 07/15/31 190 193
2.900% due 07/15/51 1,660 1,703
3.050% due 07/15/61 600 625
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 430
Series VVV
1.700% due 10/01/30 940 927
Santander Holdings USA, Inc.
Series FXD

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 06/07/24 1,456 1,558
Series WI
3.244% due 10/05/26 1,550 1,668
Seagate HDD Cayman
4.750% due 06/01/23 480 511
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 384
Senior Housing Properties Trust
4.750% due 05/01/24 440 454
4.750% due 02/15/28 383 387
Service Properties Trust
4.500% due 06/15/23 760 777
4.350% due 10/01/24 1,198 1,206
4.750% due 10/01/26 220 216
4.375% due 02/15/30 565 528
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,958
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 3,703 3,871
Simon Property Group, LP
3.500% due 09/01/25 720 789
Skyworks Solutions, Inc.
1.800% due 06/01/26 620 631
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 2,497 2,874
Southern California Edison Co.
2.250% due 06/01/30 1,020 1,026
3.650% due 02/01/50 690 704
Series C
4.125% due 03/01/48 470 515
Series G
2.500% due 06/01/31 470 476
Southern Power Co.
Series F
4.950% due 12/15/46 3,139 3,870
Southwest Airlines Co.
4.750% due 05/04/23 1,580 1,693
5.250% due 05/04/25 250 285
Southwestern Energy Co.
6.200% due 01/23/25 287 314
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,054
Spirit AeroSystems , Inc.
4.600% due 06/15/28 460 445
Sprint Capital Corp.
8.750% due 03/15/32 761 1,173
Starbucks Corp.
2.550% due 11/15/30 3,760 3,962
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 363
6.100% due 02/15/42 2,633 3,307
5.300% due 04/01/44 50 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.202%)(Ê)(ƒ) 180 187
Synchrony Financial
5.150% due 03/19/29 2,751 3,286
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 2,050 2,050
Sysco Corp.
3.250% due 07/15/27 3,573 3,910
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 253
4.875% due 02/01/31 (Þ) 270 292
4.000% due 01/15/32 (Þ) 1,520 1,571
Target Corp.
3.375% due 04/15/29 510 577
TCI Communications, Inc.
7.875% due 02/15/26 2,358 3,052
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 524
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 210
Tenet Healthcare Corp.
6.875% due 11/15/31 255 292
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,780 1,875
Texas Eastern Transmission, LP
2.800% due 10/15/22 (Þ) 290 296
4.150% due 01/15/48 (Þ) 1,000 1,147
Texas Instruments, Inc.
2.900% due 11/03/27 450 494
2.250% due 09/04/29 940 994
1.750% due 05/04/30 270 273
3.875% due 03/15/39 750 917
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 2,813 3,990
Time Warner Cable LLC
6.550% due 05/01/37 320 441
7.300% due 07/01/38 960 1,409
6.750% due 06/15/39 70 100
5.500% due 09/01/41 2,500 3,161
Time Warner Entertainment Co., LP
8.375% due 03/15/23 2,157 2,425
8.375% due 07/15/33 340 521
T-Mobile USA, Inc.
2.625% due 02/15/29 170 170
2.875% due 02/15/31 380 382
Series WI
3.875% due 04/15/30 1,160 1,310
2.550% due 02/15/31 3,509 3,592
3.000% due 02/15/41 400 403

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 02/15/51 690 703
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 1,130 1,365
Series WI
7.850% due 02/01/26 1,940 2,464
3.250% due 05/15/30 190 207
Trinity Industries, Inc.
4.550% due 10/01/24 415 441
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 3,155 4,603
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 3,950
Union Pacific Corp.
2.891% due 04/06/36 (Þ) 950 1,012
3.750% due 02/05/70 320 366
Series WI
3.839% due 03/20/60 390 458
United Airlines Pass-Through Trust
4.875% due 01/15/26 1,289 1,352
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 140 144
United Continental Holdings, Inc.
4.250% due 10/01/22 740 751
United Parcel Service, Inc.
2.500% due 04/01/23 4,018 4,157
United States Steel Corp.
6.650% due 06/01/37 278 300
United Technologies Corp.
4.625% due 11/16/48 690 909
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 151
2.875% due 08/15/29 400 437
2.000% due 05/15/30 660 675
5.700% due 10/15/40 400 576
Unum Group
4.500% due 12/15/49 3,195 3,448
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 3,090 3,174
Valero Energy Corp.
7.500% due 04/15/32 2,499 3,529
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,580
2.100% due 03/22/28 290 298
3.150% due 03/22/30 150 163
7.750% due 12/01/30 340 501
2.550% due 03/21/31 520 541
4.500% due 08/10/33 1,490 1,816
6.400% due 09/15/33 521 723
5.250% due 03/16/37 890 1,189
2.650% due 11/20/40 310 304
3.400% due 03/22/41 980 1,059
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 08/15/46 270 321
5.500% due 03/16/47 50 71
4.000% due 03/22/50 180 211
2.875% due 11/20/50 900 876
3.550% due 03/22/51 2,510 2,731
3.000% due 11/20/60 1,410 1,364
3.700% due 03/22/61 4,550 5,026
Series WI
4.329% due 09/21/28 166 195
4.862% due 08/21/46 390 513
2.987% due 10/30/56 220 214
ViacomCBS , Inc.
6.875% due 04/30/36 2,934 4,269
Visa, Inc.
2.050% due 04/15/30 180 187
2.700% due 04/15/40 260 272
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 3,936 4,307
Vontier Corp.
1.800% due 04/01/26 (Þ) 630 632
2.400% due 04/01/28 (Þ) 1,530 1,536
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,449
Wachovia Corp.
5.500% due 08/01/35 3,040 4,027
Walmart, Inc.
3.400% due 06/26/23 1,019 1,076
2.650% due 12/15/24 3,274 3,498
3.700% due 06/26/28 300 345
4.050% due 06/29/48 430 547
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 200 310
5.400% due 10/01/43 450 640
Waste Management, Inc.
3.150% due 11/15/27 720 794
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 880 882
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 135
3.000% due 10/23/26 450 488
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 543
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 4,251 4,450
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 690 822
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 639
5.375% due 11/02/43 470 641
4.750% due 12/07/46 390 501

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 1,670 2,326
Western Gas Partners, LP
5.500% due 08/15/48 160 178
Western Midstream Operating, LP
2.229% due 01/13/23 (USD 3 Month
LIBOR + 2.100%)(Ê) 650 647
3.100% due 02/01/25 390 409
4.650% due 07/01/26 520 557
4.500% due 03/01/28 130 140
4.050% due 02/01/30 1,130 1,268
5.450% due 04/01/44 870 977
5.300% due 03/01/48 500 551
5.250% due 02/01/50 450 529
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 3,948 4,252
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 421
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 127
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 760 809
Xerox Corp.
4.800% due 03/01/35 455 464
XTO Energy, Inc.
6.750% due 08/01/37 3,121 4,643
Yum! Brands, Inc.
6.875% due 11/15/37 81 104
922,197
International Debt - 14.5%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,745 4,211
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 460 448
3.875% due 04/16/50 (Þ) 1,380 1,606
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 390 437
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,402
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 207
4.500% due 09/15/23 470 503
3.150% due 02/15/24 1,100 1,155
1.750% due 01/30/26 510 507
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 4,119
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 5,740 5,849
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.634% due 05/17/26 1,300 1,325
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 3,973 4,117
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 640 633
2.700% due 02/09/41 750 720
3.150% due 02/09/51 1,430 1,413
Series WI
3.600% due 11/28/24 2,950 3,195
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,239
Alrosa Finance SA
4.650% due 04/09/24 (Þ) 1,500 1,618
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 3,257 3,523
4.750% due 04/10/27 (Þ) 220 255
4.500% due 03/15/28 (Þ) 930 1,072
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 490 628
5.550% due 01/23/49 770 1,081
4.500% due 06/01/50 300 373
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 4,046
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 49
0.750% due 07/09/30 (~)(Ê) 2,195 798
1.500% due 07/09/35 (~)(Ê) 473 153
3.500% due 07/09/41 (~)(Ê) 1,530 571
AstraZeneca PLC
0.300% due 05/26/23 4,157 4,158
Australia & New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 4,391 4,338
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 480 513
2.875% due 02/15/25 (Þ) 390 404
4.250% due 04/15/26 (Þ) 1,680 1,837
Avon Products, Inc.
8.950% due 03/15/43 72 93
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 2,960
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,856 4,116
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 480 579

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
4.125% due 11/09/22 (Þ) 4,236 4,406
Banco Santander SA
3.848% due 04/12/23 3,628 3,831
Bancolombia SA
3.000% due 01/29/25 3,257 3,290
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 3,100 3,455
Bank of Nova Scotia (The)
1.625% due 05/01/23 3,300 3,377
Barclays Bank PLC
6.860% due 09/29/49 (USD 6 Month
LIBOR + 1.730%)(Ê)(ƒ)(Þ) 256 347
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 638
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 2,140 2,511
4.950% due 01/10/47 3,234 4,245
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 2,600 2,895
Barings CLO, Ltd.
Series 2017-IA Class AR
3.392% due 01/20/28 (USD 3 Month
LIBOR + 0.800%)(Ê)(Þ) 4,864 4,866
Barrick NA Finance LLC
5.700% due 05/30/41 600 837
BAT Capital Corp.
2.259% due 03/25/28 610 614
3.734% due 09/25/40 380 381
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 3,861 4,130
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 2,032
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,121 6,123
Bellemeade Re, Ltd.
Series 2018-1A Class M2
3.050% due 04/25/28 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 3,510 3,552
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 3,761 3,801
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 10,243 10,262
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,493
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,290
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 1,390 1,394
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharti Airtel International Netherlands
BV
5.125% due 03/11/23 (Þ) 2,880 3,045
BlueMountain CLO, Ltd.
Series 2017-2A Class A1R
2.278% due 10/22/30 (USD 3 Month
LIBOR + 1.180%)(Ê)(Þ) 2,333 2,335
BNP Paribas SA
3.800% due 01/10/24 (Þ) 3,335 3,580
3.375% due 01/09/25 (Þ) 320 345
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 589
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,620 1,676
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 836
4.400% due 08/14/28 (Þ) 1,490 1,728
2.824% due 01/26/41 (Þ) 1,220 1,183
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 780 787
BP Capital Markets PLC
2.750% due 05/10/23 128 133
3.119% due 05/04/26 869 934
British Telecommunications PLC
9.625% due 12/15/30 130 201
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 3,397
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 3,693 3,731
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 3,493
Canadian Pacific Railway Co.
6.125% due 09/15/15 2,999 4,782
Carnival Corp. Term Loan B
3.750% due 06/30/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 559 554
Cedar Funding, Ltd.
1.214% due 04/20/34 2,458 2,460
Series 2021-6A Class ARR
1.184% due 04/20/34 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 5,920 5,926
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,755
Series WI
5.500% due 11/02/47 1,297 1,563
Cenovus Energy, Inc.
6.750% due 11/15/39 3,504 4,780
CI Financial Corp.
3.200% due 12/17/30 2,360 2,452
4.100% due 06/15/51 560 592
CNH Industrial NV
4.500% due 08/15/23 3,782 4,068
Colombia Government International
Bond
5.625% due 02/26/44 320 357
Comision Federal de Electricidad

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 01/15/24 (Þ) 200 217
3.348% due 02/09/31 (Þ) 360 356
4.677% due 02/09/51 (Þ) 280 273
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 538
3.743% due 09/12/39 (Þ) 540 606
3.305% due 03/11/41 (Þ) 610 641
4.316% due 01/10/48 (Þ) 3,587 4,373
Cooperatieve Rabobank UA
4.625% due 12/01/23 1,190 1,298
4.375% due 08/04/25 1,300 1,457
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 4,017
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 4,293 4,259
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 210 255
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 261
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,850 1,932
6.250% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.455%)(Ê)
(ƒ)(Þ) 2,380 2,597
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 2,280 2,533
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 2,280 2,468
Series WI
4.875% due 05/15/45 3,248 4,192
DAE Funding LLC
1.550% due 08/01/24 (Þ) 900 899
Danone SA
2.589% due 11/02/23 (Þ) 2,975 3,100
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 245
5.375% due 01/12/24 (Þ) 3,960 4,384
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 4,263 4,301
Delhaize America, Inc.
9.000% due 04/15/31 809 1,264
Deutsche Bank AG
3.950% due 02/27/23 3,100 3,252
3.700% due 05/30/24 3,071 3,291
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 734
Deutsche Telekom International Finance
BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.485% due 09/19/23 (Þ) 703 731
3.600% due 01/19/27 (Þ) 3,196 3,540
8.750% due 06/15/30 160 242
Dryden 41 Senior Loan Fund
Series 2018-41A Class AR
1.154% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 2,500 2,503
Dryden 49 Senior Loan Fund
Series 2021-49A Class AR
1.084% due 07/18/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 6,879 6,881
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,028
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 626 606
Ecopetrol SA
4.125% due 01/16/25 3,863 4,045
5.875% due 05/28/45 570 608
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 259
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 802 842
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 129 138
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,180
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,259
Eni SpA
5.700% due 10/01/40 (Þ) 1,500 1,977
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,504
Falabella SA
3.750% due 04/30/23 (Þ) 3,955 4,123
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 300 306
7.500% due 04/01/25 (Þ) 220 228
6.875% due 10/15/27 (Þ) 2,180 2,362
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.092% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 435 432
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 4,196 4,376
Fresnillo PLC
4.250% due 10/02/50 (Þ) 930 971

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 76 76
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,106
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 255
4.125% due 03/12/24 (Þ) 2,430 2,619
1.625% due 09/01/25 (Þ) 760 772
4.000% due 03/27/27 (Þ) 565 630
3.875% due 10/27/27 (Þ) 110 122
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.084% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 1,143 1,126
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 8,602 8,607
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,050 1,112
Home RE, Ltd.
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,576
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,227
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,147
HSBC Holdings PLC
4.250% due 08/18/25 670 743
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,720 1,776
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 237
2.848% due 06/04/31 (SOFR +
2.387%)(Ê) 840 885
2.804% due 05/24/32 1,770 1,836
5.250% due 03/14/44 3,264 4,316
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,358
ICON Luxembourg SARL Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR + 2.500%)(Ê) 1,705 1,701
Indonesia Government International
Bond
3.500% due 01/11/28 240 263
Industrial & Commercial Bank of China,
Ltd.
2.957% due 11/08/22 962 989
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 2,323 2,413
5.017% due 06/26/24 (Þ) 1,340 1,454
5.710% due 01/15/26 (Þ) 400 452
3.875% due 01/12/28 (Þ) 1,171 1,279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.198% due 06/01/32 (Þ) 420 432
4.950% due 06/01/42 (Þ) 1,190 1,237
Series X
4.700% due 09/23/49 (Þ) 700 836
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 3,747 3,906
4.750% due 09/15/24 (Þ) 3,230 3,525
Israel Government International Bond
2.750% due 07/03/30 500 538
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 328
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 870 859
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 6,782 6,783
Lloyds Banking Group PLC
7.500% due 11/27/23 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê) 210 237
4.344% due 01/09/48 2,984 3,584
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 225 311
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 580 676
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,993
Madison Park Funding IV, Ltd.
Series 2017-4A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,184
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.284% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,863
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 69
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 360 371
7.125% due 02/01/27 (Þ) 500 525
5.875% due 02/01/29 (Þ) 430 444
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,514
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 820 846
MercadoLibre , Inc.
2.375% due 01/14/26 200 201
3.125% due 01/14/31 1,480 1,446
Methanex Corp.
5.650% due 12/01/44 193 206
Mexico Government International Bond
4.350% due 01/15/47 2,430 2,559
National Bank of Canada
2.150% due 10/07/22 (Þ) 1,697 1,734

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.100% due 02/01/23 2,377 2,438
Natwest Group PLC
3.875% due 09/12/23 280 298
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 755
8.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 7.598%)(Ê)(ƒ) 1,080 1,082
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 881
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,190 2,283
3.522% due 09/17/25 (Þ) 1,040 1,115
4.345% due 09/17/27 (Þ) 740 822
4.810% due 09/17/30 (Þ) 770 879
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 3,614 3,856
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 890 917
Nutrien , Ltd.
5.875% due 12/01/36 2,542 3,527
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 300 332
OCP CLO, Ltd.
Series 2017-10A Class A1R
1.035% due 10/26/27 (USD 3 Month
LIBOR + 0.820%)(Ê)(Þ) 2,181 2,182
OCP SA
3.750% due 06/23/31 (Þ) 590 598
5.125% due 06/23/51 (Þ) 430 438
Oman Government International Bond
Series REGS
6.250% due 01/25/31 1,784 1,926
Oman Sovereign Sukuk Co.
Series REGS
4.875% due 06/15/30 1,300 1,352
Panama Government International Bond
2.252% due 09/29/32 1,150 1,115
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 790 929
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 68 71
Peruvian Government International Bond
2.783% due 01/23/31 610 612
Petrobras Global Finance BV
6.900% due 03/19/49 1,580 1,852
5.500% due 06/10/51 410 403
Series WI
5.999% due 01/27/28 490 558
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 820 847
POSCO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 01/17/23 (Þ) 3,577 3,658
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Æ)(Ê)(Ø)(Þ) 450 214
7.875% due 06/15/27 (~)(Æ)(Ê)(Ø)(Þ) 400 192
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 570 429
7.450% due 06/01/27 (~)(Ê)(Þ) 750 510
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 1,000 1,301
4.400% due 04/16/50 (Þ) 410 506
Qatar Petroleum
1.375% due 09/12/26 (Þ) 490 491
2.250% due 07/12/31 (Þ) 2,000 2,024
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 7,980 7,984
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,207
Republic of Chile Government
International Bond
2.550% due 07/27/33 860 877
3.100% due 05/07/41 430 435
RESIMAC Premier
1.274% due 02/07/52 (Þ) 2,815 2,828
Resimac , Ltd.
Series 2021-1A Class A1
0.800% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 5,415 5,418
Reynolds American, Inc.
5.850% due 08/15/45 310 387
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 1,006
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 2,930 3,131
Sands China, Ltd.
Series WI
4.600% due 08/08/23 1,292 1,368
5.125% due 08/08/25 420 470
3.800% due 01/08/26 410 441
5.400% due 08/08/28 820 957
Santander UK PLC
5.000% due 11/07/23 (Þ) 988 1,074
5.625% due 09/15/45 (Þ) 2,653 3,479
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,248
Schneider Electric SE
2.950% due 09/27/22 (Þ) 3,266 3,362
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,371
Shell International Finance BV
4.375% due 05/11/45 750 939
4.000% due 05/10/46 430 515

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 04/06/50 520 565
Siemens Financieringsmaatschappij NV
0.400% due 03/11/23 (Þ) 582 583
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,654
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,621
Societe Generale SA
5.000% due 01/17/24 (Þ) 3,653 3,969
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 6,005
Southern Copper Corp.
6.750% due 04/16/40 3,229 4,488
5.250% due 11/08/42 240 304
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,063
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 400 402
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 344
Sumitomo Mitsui Financial Group, Inc.
2.778% due 10/18/22 3,425 3,528
Suncor Energy, Inc.
5.350% due 07/15/33 2,824 3,547
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 3,803 4,088
Suzano Austria GmbH
3.125% due 01/15/32 900 892
7.000% due 03/16/47 (Þ) 420 561
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 3,799 4,117
Teck Resources, Ltd.
6.000% due 08/15/40 20 26
6.250% due 07/15/41 200 269
5.400% due 02/01/43 230 289
Series WI
3.900% due 07/15/30 1,000 1,100
Telecom Italia Capital SA
6.375% due 11/15/33 209 247
6.000% due 09/30/34 343 393
7.721% due 06/04/38 379 509
Telefonica Emisiones SA
4.570% due 04/27/23 3,547 3,785
5.213% due 03/08/47 600 753
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,071
3.840% due 04/22/51 (Þ) 680 735
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 151
Teva Pharmaceutical Finance
Netherlands III BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 07/21/23 1,130 1,117
3.150% due 10/01/26 370 355
Series WI
6.000% due 04/15/24 220 231
7.125% due 01/31/25 420 461
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 5,693 5,806
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 4,604 4,680
Toronto-Dominion Bank (The)
0.300% due 06/02/23 4,146 4,144
Total Capital International SA
3.750% due 04/10/24 2,826 3,067
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,202
TransAlta Corp.
6.500% due 03/15/40 434 499
TransCanada PipeLines , Ltd.
4.625% due 03/01/34 2,818 3,386
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
LIBOR + 3.208%)(Ê) 500 537
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 3,154 3,502
UBS AG
4.500% due 06/26/48 (Þ) 750 1,008
UBS Group AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,310 2,538
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 781 949
Unilever Capital Corp.
0.375% due 09/14/23 4,135 4,144
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,530
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 240 246
Vodafone Group PLC
6.150% due 02/27/37 190 266
5.250% due 05/30/48 150 200
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 466 579
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 3,453 3,542
Voya CLO, Ltd.
Series 2020-1A Class AR
2.279% due 04/15/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,532 1,533
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 3,283 3,285

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WEA Finance LLC
4.625% due 09/20/48 (Þ) 4,009 4,413
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 275 295
4.750% due 09/17/44 (Þ) 640 724
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 500 499
Wynn Macau, Ltd.
5.625% due 08/26/28 (Þ) 1,430 1,466
5.125% due 12/15/29 (Þ) 200 202
Yamana Gold, Inc.
Series WI
4.625% due 12/15/27 1,120 1,247
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 352
599,425
Loan Agreements - 0.4%
Aecom Technology Corp. 2021 Term
Loan B
1.842% due 04/09/28 (USD 1 Month
LIBOR + 1.750%)(Ê) 600 598
Alterra Mountain Co. Term Loan B1
2.842% due 06/29/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 585 578
Asurion LLC 1st Lien Term Loan B7
3.092% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 754 741
Asurion LLC 2020 Term Loan B8
3.342% due 12/18/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 533 523
Asurion LLC Term Loan
3.342% due 08/03/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 279 274
Bausch Health Americas, Inc. Term
Loan B
2.842% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 80 79
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.842% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 623 616
Caesars Resort Collection LLC Term
Loan
4.592% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 596 595
CSC Holdings LLC 2018 Incremental
Term Loan
2.343% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 100 98
Eyecare Partners LLC Term Loan
3.857% due 02/20/27 (USD 2 Month
LIBOR + 3.750%)(Ê) 316 313
Focus Financial Partners LLC Term Loan
2.092% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 618 609
Garda World Security Corp. 2021 Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.340% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 274
Genesee & Wyoming, Inc. New Term
Loan
2.147% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 364 360
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.250% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 488 485
ICON Luxembourg SARL US Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR + 2.500%)(Ê) 425 424
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR + 2.750%)(Ê) 730 725
Nexstar Broadcasting, Inc. Term Loan B4
2.600% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,368 1,355
Petco Animal Supplies, Inc 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 459 457
Phoenix Guarantor, Inc. Term Loan B
3.339% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 481 475
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 12 Month
LIBOR + 2.750%)(Ê) 953 948
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 807 801
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 509 509
Verscend Holding Corp. 2021 Term
Loan B
4.092% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 570 568
VICI Properties, Inc. Replacement Term
Loan B
1.839% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 960 949
Virgin Media Bristol LLC Term Loan N
2.593% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,311 1,290
Zebra Buyer LLC Term Loan B
0.000% due 04/21/28 (~)(Ê)(v) 1,070 1,070
15,714
Mortgage-Backed Securities - 15.7%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,630 1,092
Series 2006-OC9 Class A1
0.243% due 12/25/46 (Ê) — —
Series 2006-OC10 Class 2A1
0.242% due 11/25/36 (USD 1 Month
LIBOR + 0.180%)(Ê) — —
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 234 235

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BDS
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 4,100 4,103
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 200 206
Bellemeade Re, Ltd.
3.206% due 04/25/29 (~)(Ê)(Þ) 6,926 7,018
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 3,293 3,325
Benchmark Mortgage Trust
Series 2020-B19 Class A5
1.850% due 09/15/53 8,964 8,995
Series 2020-IG1 Class A3
2.687% due 09/15/43 10,696 11,392
Series 2020-IG3 Class A4
2.437% due 09/15/48 (Þ) 8,722 9,128
BX Commercial Mortgage Trust
Series 2018-BIOA Class C
1.306% due 03/15/37 (USD 1 Month
LIBOR + 1.121%)(Ê)(Þ) 5,387 5,400
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,503
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 628 583
Commercial Mortgage Trust
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 4,040 3,858
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,697
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,262
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,784
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,886
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,625
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,165
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 4,598 4,655
Fannie Mae
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.600% due 2031 1,680 1,847
5.500% due 2034 286 331
4.500% due 2035 1,445 1,641
5.500% due 2035 190 220
6.000% due 2035 199 233
5.500% due 2036 371 430
5.500% due 2037 110 128
6.000% due 2039 147 175
5.500% due 2040 2,084 2,366
5.000% due 2041 1,163 1,320
6.000% due 2041 568 673
3.500% due 2045 2,987 3,248
4.000% due 2045 2,195 2,413
3.000% due 2046 587 632
3.500% due 2046 784 849
4.500% due 2046 1,649 1,848
3.000% due 2047 8,694 9,253
3.500% due 2047 1,386 1,509
4.000% due 2047 1,428 1,537
4.500% due 2048 4,531 4,960
5.000% due 2048 3,466 3,798
3.000% due 2049 22,872 24,615
3.500% due 2049 102 111
4.000% due 2049 3,432 3,756
5.000% due 2049 237 259
2.000% due 2050 6,840 6,997
2.500% due 2050 23,703 24,801
3.000% due 2050 19,210 20,714
3.500% due 2050 3,419 3,687
2.000% due 2051 9,094 9,300
2.500% due 2051 35,961 37,496
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 4 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 6 1
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 9 2
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 3 1
Fannie Mae Connecticut Avenue
Securities Trust
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 1,083 1,105
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,422 1,440
Fannie Mae REMICS

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 7 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 23 4
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 26 5
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 112 23
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 19 4
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 24 5
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 11 2
Series 2005-117 Class LC
5.500% due 11/25/35 272 283
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 14 14
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 122 120
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 3,730 829
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 3,807 796
Series 2020-75 Class LI
Interest Only STRIP
2.500% due 11/25/50 5,987 839
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 4,552 571
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 3,761 443
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 5,662 597
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 5,983 769
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 2,432 342
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 2,677 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac
6.000% due 2038 716 847
4.500% due 2039 2,732 3,091
5.500% due 2039 326 378
5.500% due 2040 514 599
4.000% due 2041 3,294 3,653
5.500% due 2041 757 882
4.000% due 2044 1,691 1,868
3.500% due 2045 6,776 7,410
3.000% due 2046 10,396 11,205
4.000% due 2046 985 1,070
4.500% due 2046 294 324
3.000% due 2047 2,903 3,120
3.000% due 2048 342 366
4.000% due 2048 1,267 1,387
4.500% due 2048 3,163 3,430
3.000% due 2049 1,325 1,416
2.500% due 2050 12,399 13,043
3.000% due 2050 16,480 17,517
2.000% due 2051 44,556 45,534
2.500% due 2051 8,448 8,810
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 167 25
Series 2000-2247 Class SC
Interest Only STRIP
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 6 1
Series 2002-2463 Class SJ
Interest Only STRIP
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 14 3
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 4 1
Series 2003-2624 Class QH
5.000% due 06/15/33 183 211
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 29 6
Series 2006-R007 Class ZA
6.000% due 05/15/36 707 831
Series 2012-4045 Class HD
4.500% due 07/15/41 347 367
Series 2017-4734 Class IO
Interest Only STRIP
4.000% due 12/15/47 3,721 568
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 3,920 387
Series 2020-5038 Class NI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.000% due 11/25/50 5,034 600
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 9,932 1,398
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 3,916 537
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 4,867 695
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 5,076 789
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 4,262 745
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 5 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 10 1
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 11 2
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 15 3
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA2 Class M2AS
0.992% due 10/25/48 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 10,439 10,429
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 244 245
Series 2020-DNA5 Class M1
1.387% due 10/25/50 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 250 250
Ginnie Mae I
4.500% due 2039 4,416 5,079
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 19 3
Series 2014-190 Class PL
3.500% due 12/20/44 2,089 2,293
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 2,064 182
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 5,691 615
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 5,936 720
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 5,915 629
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 6,610 698
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 20,175 2,458
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 1,922 232
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 1,896 214
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 5,721 692
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 4,098 556
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 3,490 397
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,924
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,505
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 7,576
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 3,255 3,242
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 2,345 2,338
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,530 5,535
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,760 3,758
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 150 150
JPMorgan Mortgage Trust
2.500% due 12/25/51 17,218 17,541
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 1,219 1,233
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 309 310
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 479 484
Series 2020-3 Class A15

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 08/25/50 (~)(Ê)(Þ) 1,013 1,030
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 18,870 19,373
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 18,571 19,081
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 16,876 17,320
JPMorgan Wealth Mangement
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 2,616 2,679
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.109% due 07/15/44 (~)(Ê) 112 111
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 5,858 6,034
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,107 8,122
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,341 1,073
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 8,380 8,411
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,480
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,193
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 195
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.637% due 10/26/36 (USD 1 Month
LIBOR + 0.150%)(Ê)(Þ) 870 868
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,272 1,295
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,826 4,826
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 12,103
Preston Ridge Partners Mortgage LLC
Series 2020-5 Class A1
3.104% due 11/25/25 (~)(Ê)(Þ) 1,327 1,337
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 2,122 2,130
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 5,364 5,396
Radnor RE, Ltd.
Series 2019-1 Class M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.306% due 02/25/29 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 4,245 4,305
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,411 2,410
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 11,093 11,398
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 881 898
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 10,179 10,460
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 234 226
Towd Point Asset Funding LLC
Series 2021-HE1 Class A1
0.918% due 02/25/63 (~)(Ê)(Þ) 914 914
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 10,730 11,024
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2006-AR10 Class 1A1
3.718% due 09/25/36 (~)(Ê) — —
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 2,575 2,568
Wells Fargo Mortgage-Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 5,739 5,858
647,230
Municipal Bonds - 0.0%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 439
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 557
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 830 870
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 73
1,939
Non-US Bonds - 7.9%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,125 4,197
Andorra Government International Bond
1.250% due 05/06/31 EUR 12,100 14,876
Aqueduct European CLO DAC
Series 2021-3A Class AR

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 5,093 6,039
Australia Government International
Bond
Series 162
1.750% due 06/21/51 AUD 3,258 2,233
Avoca CLO XXIII DAC
0.840% due 04/15/34 (~)(Ê)(Þ) EUR 5,932 7,013
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 3,897 4,618
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 8,030 8,417
6.375% due 07/15/26 EUR 4,581 4,595
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 3,814 4,765
Carin CLO VIII BV
0.860% due 10/30/30 EUR 8,400 9,972
Cheshire PLC
0.949% due 08/20/45 GBP 12,544 17,554
China Government International Bond
0.625% due 11/25/35 EUR 732 849
Contego CLO DAC
1.000% due 01/24/34 EUR 6,800 8,062
Crosthwaite Park CLO DAC
0.850% due 03/18/34 EUR 1,895 2,236
European Union
0.450% due 07/04/41 EUR 2,760 3,381
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 2,203 3,003
Eurosail -UK PLC
0.784% due 09/13/45 GBP 2,769 3,802
GE Capital UK Funding Co.
6.250% due 05/05/38 GBP 90 193
Harvest CLO XXVI DAC
Series 2021-26A Class A
1.000% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 5,509 6,519
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 29,863,000 2,094
Italy Buoni Poliennali Del Tesoro
3.850% due 09/01/49 (Þ) EUR 900 1,614
2.150% due 03/01/72 (Þ) EUR 2,642 3,214
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 5,154,000 47,089
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 1,632,600 15,794
Last Mile Logistics Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 08/17/26 EUR 5,658 6,721
Last Mile Securities
0.900% due 08/17/31 EUR 3,720 4,448
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 4,412 5,223
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 53,370 2,927
Mexico Government International Bond
2.125% due 10/25/51 EUR 6,116 6,147
4.000% due 03/15/15 EUR 4,041 5,252
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,332 3,198
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 3,295 3,829
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 10,008 13,753
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 233,100 10,480
Series REGS
7.190% due 09/12/24 MXN 255,242 12,205
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 169,431 9,881
RMAC Securities No. 1 PLC
0.234% due 06/12/44 GBP 1,734 2,334
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 1,443 1,951
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 4,017 5,405
Romania Government International Bond
Series REGS
2.625% due 12/02/40 EUR 5,711 6,628
2.750% due 04/14/41 EUR 1,752 2,041
2.875% due 04/13/42 EUR 2,371 2,774
St Paul's CLO
0.920% due 04/15/33 EUR 3,800 4,505
Taurus CMBS
1.000% due 08/17/31 GBP 10,780 14,984
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.901% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 1,593 2,223
Series 2021-UK1A Class B
1.351% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 1,220 1,700
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 5,740 7,983

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 3,618 5,037
323,758
United States Government Treasuries - 15.5%
United States Treasury Notes
1.625% due 08/15/22 14,390 14,617
1.625% due 12/15/22 10,850 11,074
1.375% due 02/15/23 54,899 55,946
1.750% due 05/15/23 15,280 15,711
0.125% due 05/31/23 190 190
1.375% due 06/30/23 1,925 1,969
1.250% due 07/31/23 8,245 8,420
2.875% due 10/31/23 8,768 9,288
2.750% due 02/15/24 32,230 34,254
0.250% due 03/15/24 17,952 17,938
2.125% due 03/31/24 35,924 37,668
1.250% due 08/31/24 19,012 19,524
2.000% due 02/15/25 14,923 15,727
2.000% due 08/15/25 7,933 8,391
3.000% due 10/31/25 2,795 3,078
2.250% due 11/15/25 10,180 10,896
1.625% due 02/15/26 13,372 13,962
2.250% due 03/31/26 7,720 8,288
1.625% due 05/15/26 12,000 12,539
0.750% due 05/31/26 2,230 2,238
0.875% due 06/30/26 1,530 1,544
1.500% due 08/15/26 25,579 26,578
0.625% due 03/31/27 16,692 16,534
2.375% due 05/15/27 8,460 9,205
0.500% due 05/31/27 20,480 20,086
2.250% due 08/15/27 24,746 26,777
2.750% due 02/15/28 10,833 12,084
1.250% due 03/31/28 9,836 10,019
1.250% due 04/30/28 400 407
2.875% due 05/15/28 2,800 3,152
1.250% due 06/30/28 70 71
3.125% due 11/15/28 10,335 11,859
2.375% due 05/15/29 9,437 10,349
0.625% due 05/15/30 17,573 16,773
6.250% due 05/15/30 10,203 14,596
0.625% due 08/15/30 2,025 1,927
5.375% due 02/15/31 15,035 20,762
1.625% due 05/15/31 1,910 1,980
1.125% due 05/15/40 15,105 13,496
1.125% due 08/15/40 15,121 13,464
1.375% due 11/15/40 11,574 10,751
2.250% due 05/15/41 1,260 1,354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/15/42 6,322 7,345
2.875% due 05/15/43 6,672 7,911
2.875% due 08/15/45 5,710 6,821
3.000% due 05/15/47 4,903 6,032
2.750% due 11/15/47 7,605 8,964
3.000% due 02/15/48 5,675 7,001
3.000% due 02/15/49 6,293 7,800
2.875% due 05/15/49 5,879 7,132
1.250% due 05/15/50 16,755 14,262
1.375% due 08/15/50 9,075 7,971
1.625% due 11/15/50 7,326 6,849
1.875% due 02/15/51 2,260 2,244
2.375% due 05/15/51 1,910 2,119
637,937
Total Long-Term Investments
(cost
$3,347,870
) 3,425,072
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 14.5%
Air Lease Corp.
Series 3Y
3.500% due 01/15/22 300 304
Apache Corp.
3.250% due 04/15/22 79 80
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 400 403
FirstEnergy Corp.
Series A
2.850% due 07/15/22 1,142 1,156
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 600 603
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 2,258 2,316
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 2,952
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 3,070 3,145
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 2,179 2,213
Newell Brands, Inc.
4.000% due 06/15/22 318 324
Pacific Gas and Electric Co.
1.750% due 06/16/22 1,410 1,408
Siemens Financieringsmaatschappij NV
Class C

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 05/27/22 (Þ) 1,245 1,272
Statoil ASA
3.150% due 01/23/22 2,045 2,073
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 90 92
Teva Pharmaceutical Finance Co. BV
Series 2
3.650% due 11/10/21 60 60
U.S. Cash Management Fund(@) 397,398,972(∞) 397,320
UniCredit SpA
6.572% due 01/14/22 (Þ) 3,210 3,292
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 379 392
United States Treasury Notes
2.375% due 03/15/22 129,832 131,693
0.125% due 05/31/22 12,020 12,025
1.875% due 05/31/22 4,422 4,487
2.125% due 06/30/22 30,691 31,263
Total Short-Term Investments
(cost $598,684) 598,873
Total Investments - 97.6%
(identified cost $3,946,793) 4,023,945
Other Assets and Liabilities,
Net - 2.4%
96,926
Net Assets - 100.0%
4,120,871

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.6%
ABN AMRO Bank NV 06/21/21 3,745,000 111.99 4,194
4,211
Abu Dhabi Government International Bond 04/08/20 1,380,000 100.72 1,390
1,606
Abu Dhabi Government International Bond 04/12/21 460,000 95.92 441
448
Abu Dhabi National Energy Co. PJSC 04/15/21 390,000 111.53 435
437
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.72 3,190
3,402
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.60 4,124
4,119
African Export-Import Bank (The) 05/10/21 5,740,000 100.00 5,740
5,849
Air Liquide Finance SA 07/13/21 3,973,000 103.61 4,116
4,117
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.06 2,972
3,239
Alrosa Finance SA 07/09/21 1,500,000 108.82 1,632
1,618
American Airlines Group, Inc. 04/12/21 570,000 104.41 595
597
American Airlines Group, Inc. 04/12/21 500,000 107.04 535
539
Americo Life, Inc. 04/12/21 430,000 99.73 429
444
AmFam Holdings, Inc. 04/09/21 820,000 103.63 850
904
AmFam Holdings, Inc. 04/12/21 940,000 100.31 943
980
AMSR Trust 06/23/21 4,750,000 100.00 4,750
4,790
Amur Equipment Finance Receivables IX LLC 04/14/21 2,645,000 99.99 2,645
2,655
Anglo American Capital PLC 02/08/19 220,000 99.90 219
255
Anglo American Capital PLC 04/12/21 3,257,000 107.49 3,501
3,523
Anglo American Capital PLC 04/12/21 930,000 112.99 1,051
1,072
Aqueduct European CLO DAC 06/15/21 EUR 5,093,000 121.27 6,176
6,039
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
4,046
AT&T, Inc. 06/13/16 150,000 95.72 144
155
AT&T, Inc. 04/05/21 1,010,000 95.50 964
1,076
AT&T, Inc. 07/15/21 120,000 100.04 120
121
Australia & New Zealand Banking Group, Ltd. 06/18/21 4,391,000 97.21 4,268
4,338
Aviation Capital Group LLC 08/05/20 400,000 99.59 398
403
Aviation Capital Group LLC 04/13/21 610,000 111.70 681
691
Avoca CLO XXIII DAC 04/23/21 EUR 5,932,000 121.00 7,177
7,013
Avolon Holdings Funding, Ltd. 04/12/21 390,000 100.87 394
404
Avolon Holdings Funding, Ltd. 04/12/21 480,000 104.64 502
513
Avolon Holdings Funding, Ltd. 04/12/21 1,680,000 105.54 1,773
1,837
Banco de Bogota SA 09/22/17 2,846,000 103.43 2,944
2,960
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,856,000 107.17 4,132
4,116
Banco Mercantil del Norte SA 04/09/21 480,000 117.44 564
579
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 05/03/21 4,236,000 103.79 4,397
4,406
Bank of China, Ltd. 04/13/21 3,100,000 110.80 3,435
3,455
Barclays Bank PLC 04/08/21 256,000 138.53 355
347
Barings CLO, Ltd. 05/04/21 4,863,754 100.07 4,867
4,866
Bayer US Finance II LLC 07/15/21 3,861,000 106.87 4,126
4,130
Bayer US Finance LLC 09/05/18 1,891,000 100.89 1,908
2,032
BDS 07/22/21 4,100,000 100.00 4,100
4,103
BDS, Ltd. 05/14/21 6,121,000 100.00 6,121
6,123
Bellemeade Re, Ltd. 08/28/20 3,760,669 100.00 3,761
3,801
Bellemeade Re, Ltd. 12/17/20 3,510,000 100.06 3,512
3,552
Bellemeade Re, Ltd. 04/23/21 3,293,000 101.03 3,327
3,325
Bellemeade Re, Ltd. 04/23/21 6,926,000 101.09 7,001
7,018
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,493
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,290
Bellemeade Re, Ltd. 06/11/21 10,243,000 100.00 10,243
10,262
Benchmark Mortgage Trust 03/24/21 8,722,000 101.25 8,831
9,128
Bermuda Government International Bond 04/12/21 1,390,000 98.45 1,368
1,394
Berry Global, Inc. 07/15/21 4,119,000 100.12 4,124
4,124
Berry Petroleum Corp. 04/13/21 1,960,000 98.51 1,931
1,931
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 102.69 2,958
3,045
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 4,536,875 99.14 4,498
4,570
BlueMountain CLO, Ltd. 01/18/18 2,333,318 100.59 2,347
2,335
BNP Paribas SA 08/07/18 1,490,000 99.59 1,484
1,728
BNP Paribas SA 01/03/19 540,000 99.98 540
589
BNP Paribas SA 01/08/19 320,000 96.85 310
345
BNP Paribas SA 06/02/20 1,620,000 101.77 1,649
1,676
BNP Paribas SA 01/05/21 3,335,000 107.48 3,584
3,580
BNP Paribas SA 04/09/21 1,220,000 91.62 1,118
1,183
BNP Paribas SA 06/23/21 830,000 100.00 830
836
BOC Aviation USA Corp. 05/06/21 780,000 100.18 781
787
BX Commercial Mortgage Trust 07/15/21 5,387,000 100.25 5,400
5,400

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,503
Cameron LNG LLC 04/09/21 250,000 107.95 270
283
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 126.79 3,283
3,537
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.79 51
53
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 240,000 104.99 252
251
Cedar Funding, Ltd. 02/26/21 5,920,000 100.00 5,920
5,926
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.72 1,511
1,755
Chase Auto Credit Liked Notes 03/16/21 17,592,703 100.01 17,595
17,614
CHS/Community Health Systems, Inc. 04/12/21 510,000 103.88 530
537
Citigroup Mortgage Loan Trust, Inc. 08/03/15 628,056 90.86 571
583
CLI Funding VI LLC 09/29/20 1,290,122 100.00 1,290
1,308
CLI Funding VI LLC 10/02/20 5,277,621 99.98 5,277
5,336
Comision Federal de Electricidad 04/09/21 280,000 94.72 265
273
Comision Federal de Electricidad 04/12/21 360,000 96.83 349
356
Comision Federal de Electricidad 04/13/21 200,000 108.89 218
217
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
3,858
Commonwealth Bank of Australia 04/09/21 540,000 105.34 569
606
Commonwealth Bank of Australia 04/09/21 610,000 98.41 600
641
Commonwealth Bank of Australia 04/12/21 530,000 97.96 519
538
Commonwealth Bank of Australia 06/18/21 3,587,000 118.46 4,249
4,373
Comstock Resources, Inc. 06/14/21 1,370,000 100.45 1,376
1,378
ConocoPhillips Co. 08/22/18 390,000 100.11 390
444
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,697
Covey Park Energy LLC 04/13/21 670,000 103.85 696
693
Credit Agricole SA 01/05/21 3,759,000 107.07 4,025
4,017
Credit Agricole SA 04/12/21 210,000 122.13 256
255
Credit Agricole SA 06/17/21 4,293,000 98.57 4,232
4,259
Credit Suisse Group AG 09/04/19 250,000 100.00 250
261
Credit Suisse Group AG 04/12/21 2,280,000 107.45 2,450
2,468
Credit Suisse Group AG 04/12/21 2,380,000 108.51 2,583
2,597
Credit Suisse Group AG 04/14/21 2,280,000 108.56 2,475
2,533
Credit Suisse Group AG 05/10/21 1,850,000 100.00 1,850
1,932
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.30 2,167
2,262
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,784
DAE Funding LLC 06/15/21 900,000 99.45 895
899
Danone SA 04/22/19 2,975,000 99.97 2,974
3,100
Danske Bank A/S 01/11/19 3,960,000 109.05 4,319
4,384
Danske Bank A/S 09/17/19 230,000 101.78 234
245
Danske Bank A/S 06/21/21 4,263,000 99.93 4,260
4,301
DBGS Mortgage Trust 04/03/19 4,612,000 101.28 4,671
4,886
DCP Midstream Operating, LP 04/02/18 288,000 109.48 315
355
DCP Midstream Operating, LP 12/11/19 200,000 108.18 217
240
Delta Air Lines, Inc. 05/07/20 1,190,000 98.29 1,170
1,400
Delta Air Lines, Inc. 09/16/20 650,000 103.73 674
699
Delta Air Lines, Inc. 09/16/20 750,000 106.19 796
838
Deutsche Telekom International Finance BV 01/05/21 703,000 103.92 731
731
Deutsche Telekom International Finance BV 04/12/21 3,196,000 109.71 3,506
3,540
Devon Energy Corp. 06/07/21 91,000 106.74 97
97
Devon Energy Corp. 06/07/21 790,000 108.66 859
862
Devon Energy Corp. 06/07/21 519,000 109.95 571
573
Dryden 41 Senior Loan Fund 05/04/21 2,500,000 100.12 2,503
2,503
Dryden 49 Senior Loan Fund 03/29/21 6,879,000 100.00 6,879
6,881
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,028
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,165
Eagle Re, Ltd. 12/17/20 2,609,000 100.25 2,615
2,625
Eagle Re, Ltd. 04/09/21 4,598,000 100.00 4,598
4,655
ECAF, Ltd. 08/09/18 626,134 99.28 622
606
EDP Finance BV 04/12/21 260,000 97.34 253
259
Electricite de France SA 03/02/21 129,000 107.47 139
138
Electricite de France SA 04/09/21 802,000 105.53 846
842
Enel Finance International NV 01/05/18 2,929,000 100.56 2,945
3,259
Eni SpA 04/26/21 1,500,000 125.84 1,888
1,977
EnLink Midstream LLC 04/13/21 1,210,000 100.15 1,212
1,280
EQT Corp. 05/10/21 130,000 100.00 130
134
EQT Corp. 05/10/21 110,000 100.00 110
117
Falabella SA 07/08/21 3,955,000 104.22 4,122
4,123
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 450,000 113.98 513
518
First Quantum Minerals, Ltd. 04/12/21 300,000 101.70 305
306

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
First Quantum Minerals, Ltd. 04/12/21 220,000 103.75 228
228
First Quantum Minerals, Ltd. 04/13/21 2,180,000 109.00 2,377
2,362
FirstKey Homes Trust 07/31/20 3,208,284 99.99 3,208
3,233
FirstKey Homes Trust 10/02/20 11,892,694 100.79 11,987
11,936
FNA VI LLC 01/22/21 2,530,946 99.98 2,531
2,531
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 243,937 101.13 246
245
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 249,739 100.00 250
250
Freddie Mac Structured Agency Credit Risk Debt Notes 05/24/21 10,439,000 100.05 10,444
10,429
Fresenius Medical Care US Finance II, Inc. 09/19/17 2,258,000 101.76 2,298
2,316
Fresenius Medical Care US Finance III, Inc. 06/18/21 4,196,000 101.78 4,271
4,376
Fresnillo PLC 04/09/21 930,000 98.41 915
971
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 101.55 2,891
2,952
Genting New York LLC 04/13/21 1,780,000 100.34 1,786
1,790
Glencore Funding LLC 02/07/17 240,000 100.87 242
255
Glencore Funding LLC 03/21/17 565,000 98.82 558
630
Glencore Funding LLC 01/16/19 110,000 94.38 104
122
Glencore Funding LLC 03/05/19 2,430,000 103.42 2,513
2,619
Glencore Funding LLC 04/13/21 760,000 100.44 764
772
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,158
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.11 3,137
3,137
GSAA Home Equity Trust 10/21/15 770,104 88.42 681
808
Harvest CLO XXVI DAC 06/24/21 EUR 5,509,000 119.34 6,574
6,519
HGI CRE CLO, Ltd. 05/06/21 8,602,000 100.03 8,605
8,607
Highlands Holdings Bond Issuer, Ltd. 04/12/21 1,050,000 106.80 1,121
1,112
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.34 431
450
Hilton Domestic Operating Co., Inc. 04/16/20 310,000 104.07 323
333
Hilton USA Trust 11/22/16 9,138,000 95.58 8,734
9,924
Hilton USA Trust 05/26/17 1,499,000 99.73 1,495
1,505
HMH Trust 06/09/17 7,770,000 99.98 7,769
7,576
HOM RE, Ltd. 01/28/21 2,345,000 100.00 2,345
2,338
HOM RE, Ltd. 01/28/21 3,255,000 100.00 3,255
3,242
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,576
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,227
Hospitality Mortgage Trust 05/16/19 5,530,409 100.00 5,530
5,535
Hospitality Mortgage Trust 12/10/19 3,760,157 100.11 3,765
3,758
ICICI Bank, Ltd. 11/03/20 3,094,000 104.39 3,230
3,358
Intesa Sanpaolo SpA 06/13/16 1,340,000 97.48 1,306
1,454
Intesa Sanpaolo SpA 07/10/17 3,070,000 101.18 3,106
3,145
Intesa Sanpaolo SpA 11/03/17 400,000 100.91 404
452
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.17 2,331
2,413
Intesa Sanpaolo SpA 08/02/18 1,171,000 90.09 1,055
1,279
Intesa Sanpaolo SpA 04/09/21 700,000 114.90 804
836
Intesa Sanpaolo SpA 05/24/21 420,000 100.00 420
432
Intesa Sanpaolo SpA 05/24/21 1,190,000 100.00 1,190
1,237
Inversiones CMPC SA 07/08/20 3,747,000 104.94 3,932
3,906
Inversiones CMPC SA 07/08/20 3,230,000 108.55 3,507
3,525
Invitation Homes Trust 09/09/20 4,982,132 99.64 4,964
4,990
Irwin Home Equity Loan Trust 06/30/15 687,945 101.79 700
703
Italy Buoni Poliennali Del Tesoro 04/07/21 EUR 2,642,000 117.37 3,101
3,214
Italy Buoni Poliennali Del Tesoro 05/28/21 EUR 900,000 174.81 1,573
1,614
JPMorgan Chase Bank 07/13/21 5,750,000 100.00 5,750
5,755
JPMorgan Mortgage Trust 07/08/19 1,219,332 99.75 1,216
1,233
JPMorgan Mortgage Trust 06/05/20 309,118 103.07 319
310
JPMorgan Mortgage Trust 06/05/20 478,755 103.67 496
484
JPMorgan Mortgage Trust 03/30/21 1,013,004 102.17 1,035
1,030
JPMorgan Mortgage Trust 04/26/21 18,869,753 102.81 19,400
19,373
JPMorgan Mortgage Trust 05/24/21 18,571,168 102.90 19,109
19,081
JPMorgan Mortgage Trust 06/24/21 16,875,533 102.62 17,318
17,320
JPMorgan Wealth Mangement 07/30/20 2,616,429 103.72 2,714
2,679
KazMunayGas National Co. JSC 04/17/18 250,000 99.04 248
328
KKR Group Finance Co. II LLC 06/14/16 50,000 104.28 52
69
KKR Group Finance Co. III LLC 04/16/21 800,000 125.84 1,007
1,062
Klabin Austria GmbH 04/12/21 870,000 95.63 832
859
Kraft Heinz Foods Co. 06/15/20 428,000 134.16 574
638
LCM XXV, Ltd. 07/10/17 6,782,000 100.03 6,784
6,783
Lithia Motors, Inc. 06/04/21 760,000 103.41 786
800
Lithia Motors, Inc. 06/07/21 430,000 105.51 454
458
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
311

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
LPL Holdings, Inc. 05/10/21 310,000 100.71 312
317
Lukoil International Finance BV 09/19/17 2,827,000 102.40 2,895
2,993
Madison Park Euro Funding IX DAC 06/09/21 EUR 4,412,000 121.77 5,373
5,223
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,184
Madison Park Funding, Ltd. 01/15/21 3,863,000 100.00 3,863
3,863
Marks & Spencer PLC 09/25/19 58,000 113.89 66
69
Mars, Inc. 04/09/21 870,000 93.43 813
850
Massachusetts Mutual Life Insurance Co. 04/09/21 790,000 101.01 798
846
MEG Energy Corp. 01/19/21 430,000 101.89 438
444
MEG Energy Corp. 04/12/21 500,000 105.36 527
525
MEG Energy Corp. 04/29/21 360,000 103.35 372
371
Meituan 01/05/21 3,618,000 101.79 3,683
3,514
Melco Resorts Finance, Ltd. 04/12/21 820,000 105.57 866
846
Mello Mortgage Capital Acceptance 06/14/21 5,857,949 102.66 6,014
6,034
MHC Commercial Mortgage Trust 04/06/21 8,107,000 99.76 8,088
8,122
Microchip Technology, Inc. 04/14/21 1,620,000 99.99 1,620
1,623
Microchip Technology, Inc. 05/18/21 640,000 100.00 640
639
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 103.13 2,975
3,023
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 950,000 103.76 986
1,034
Mill City Mortgage Trust 04/28/21 5,865,000 106.03 6,219
6,100
Mondelez International, Inc. 09/04/20 403,000 101.91 411
411
Mondelez International, Inc. 01/04/21 1,696,000 104.98 1,780
1,774
Morgan Stanley Capital I Trust 12/12/19 8,380,000 99.47 8,335
8,411
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.54 196
195
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.05 1,192
1,193
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.70 5,199
5,480
Motiva Enterprises LLC 12/02/20 615,000 118.70 730
803
National Bank of Canada 10/05/20 1,697,000 101.96 1,730
1,734
Navient Private Education Refi Loan Trust 11/03/20 2,732,441 99.99 2,732
2,756
Navient Private Education Refi Loan Trust 01/19/21 11,796,425 99.86 11,780
11,790
Navient Private Education Refi Loan Trust 03/16/21 9,531,533 100.08 9,539
9,543
Navient Private Education Refi Loan Trust 05/18/21 8,830,630 99.99 8,830
8,864
Navient Student Loan Trust 07/20/20 2,095,178 99.99 2,095
2,108
Navient Student Loan Trust 07/23/20 10,318,860 101.04 10,426
10,502
NBK SPC, Ltd. 10/02/20 2,179,000 101.44 2,210
2,213
Nestle Holdings, Inc. 01/06/20 2,895,000 102.89 2,979
3,075
Netflix, Inc. 04/12/21 380,000 115.54 439
458
Netflix, Inc. 04/12/21 190,000 118.90 226
234
New York Life Insurance Co. 04/09/21 630,000 107.92 680
730
New York Life Insurance Co. 04/09/21 180,000 121.00 218
231
NGPL PipeCo LLC 09/26/19 2,298,000 128.14 2,945
3,356
Nippon Life Insurance Co. 04/09/21 890,000 96.14 856
881
Nissan Motor Acceptance Corp. 09/10/20 740,000 100.00 740
822
Nissan Motor Acceptance Corp. 09/10/20 1,040,000 100.00 1,040
1,115
Nissan Motor Acceptance Corp. 09/10/20 2,190,000 103.31 2,262
2,283
Nissan Motor Acceptance Corp. 04/12/21 770,000 111.14 856
879
Nomura Resecuritization Trust 11/07/14 869,670 86.95 756
868
Nomura Resecuritization Trust 10/23/15 1,272,000 93.95 1,195
1,295
Nordea Bank Abp 04/16/21 3,614,000 106.52 3,850
3,856
Northern Natural Gas Co. 08/02/18 2,615,000 108.84 2,846
3,199
Northern Oil and Gas, Inc. 04/12/21 680,000 100.15 681
712
Northwestern Mutual Life Insurance Co. (The) 04/09/21 2,150,000 101.96 2,192
2,378
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 104.04 291
316
NRG Energy, Inc. 04/12/21 1,490,000 100.01 1,490
1,523
NTT Finance Corp. 04/12/21 890,000 99.76 888
917
Nuveen LLC 03/11/19 400,000 103.52 414
466
NXP BV / NXP Funding LLC 04/12/21 300,000 105.94 318
332
Oaktown Re III, Ltd. 01/26/21 4,826,000 100.48 4,849
4,826
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.06 11,958
12,103
OCP CLO, Ltd. 03/23/21 2,181,340 100.09 2,183
2,182
OCP SA 06/10/21 590,000 100.00 590
598
OCP SA 06/11/21 430,000 100.43 432
438
Octane Receivables Trust 04/27/21 7,789,822 99.99 7,789
7,799
OneMain Financial Issuance Trust 08/13/20 19,725,000 101.65 20,050
20,236
OneMain Financial Issuance Trust 10/22/20 5,379,000 104.91 5,643
5,600
OneMain Financial Issuance Trust 11/30/20 2,282,000 107.80 2,460
2,475
OneMain Financial Issuance Trust 05/17/21 19,801,000 100.17 19,834
20,003
Paraguay Government International Bond 04/09/21 790,000 114.02 901
929

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Park Aerospace Holdings, Ltd. 02/25/19 68,000 100.77 69
71
Parsley Energy LLC 09/25/20 50,000 92.99 46
52
Petroleos del Peru SA 04/09/21 820,000 104.01 853
847
POSCO 01/04/21 3,577,000 102.36 3,661
3,658
Preston Ridge Partners Mortgage LLC 02/14/20 8,208,248 99.90 8,200
8,247
Preston Ridge Partners Mortgage LLC 10/29/20 1,326,899 100.00 1,327
1,337
Preston Ridge Partners Mortgage LLC 12/01/20 2,121,867 100.00 2,122
2,130
Preston Ridge Partners Mortgage LLC 04/28/21 5,364,158 100.00 5,364
5,396
Provincia de Buenos Aires 02/08/17 400,000 99.02 396
192
Provincia de Buenos Aires 02/08/17 450,000 99.88 450
214
Provincia de Cordoba 04/12/21 750,000 60.63 455
510
Provincia de Cordoba 04/12/21 570,000 69.50 396
429
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,301
Qatar Government International Bond 04/07/20 410,000 100.00 410
506
Qatar Petroleum 06/30/21 2,000,000 98.94 1,979
2,024
Qatar Petroleum 06/30/21 490,000 99.91 489
491
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,410
Radnor RE, Ltd. 04/26/21 4,245,000 101.03 4,289
4,305
Radnor RE, Ltd. 06/18/21 7,980,000 100.00 7,980
7,984
Range Resources Corp. 04/12/21 540,000 107.35 580
598
RCKT Mortgage Trust 06/22/21 11,093,283 102.09 11,325
11,398
Reliance Industries, Ltd. 10/01/19 2,934,000 104.45 3,065
3,207
RESIMAC Premier 09/23/20 2,815,116 100.00 2,815
2,828
Resimac , Ltd. 03/04/21 5,414,927 100.00 5,415
5,418
Roche Holdings, Inc. 07/07/20 950,000 105.66 1,004
1,006
Rockfield Park Clo Designated Activity Co. 06/30/21 EUR 5,467,000 118.58 6,483
6,464
Rockies Express Pipeline LLC 05/06/20 300,000 91.62 275
305
Rockies Express Pipeline LLC 03/23/21 98,000 100.67 98
100
Rockies Express Pipeline LLC 03/23/21 289,000 103.72 300
298
Royal Caribbean Cruises, Ltd. 09/09/20 539,000 112.79 608
617
Sabal Trail Transmission LLC 10/05/20 845,000 117.33 991
1,065
SABIC Capital II BV 10/01/19 2,930,000 102.91 3,015
3,131
Santander UK PLC 10/02/18 2,653,000 109.46 2,904
3,479
Santander UK PLC 09/27/19 988,000 103.60 1,023
1,074
Saudi Arabian Oil Co. 04/07/20 3,093,000 99.03 3,063
3,248
Schneider Electric SE 04/22/19 3,266,000 101.73 3,322
3,362
Sealed Air Corp. 04/22/20 300,000 110.97 333
384
Sequoia Mortgage Trust 10/21/16 880,610 102.85 906
898
Sequoia Mortgage Trust 05/06/21 10,179,286 102.77 10,461
10,460
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,371
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.03 1,246
1,272
Siemens Financieringsmaatschappij NV 04/12/21 582,000 100.13 583
583
SK Hynix, Inc. 02/03/21 3,670,000 100.28 3,680
3,654
Sky, Ltd. 01/04/21 3,311,000 109.88 3,638
3,621
Societe Generale SA 04/07/20 3,653,000 102.43 3,742
3,969
SoFi Professional Loan Program Trust 07/20/20 1,777,641 102.11 1,815
1,806
Solar Star Funding LLC 04/07/20 2,497,100 111.74 2,790
2,874
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
6,005
SpringCastle America Funding LLC 09/16/20 15,912,846 100.39 15,975
16,136
Standard Chartered PLC 09/26/19 2,944,000 101.13 2,977
3,063
Standard Chartered PLC 04/02/20 250,000 104.51 261
344
Standard Chartered PLC 04/16/21 400,000 100.45 402
402
Suncor Energy Ventures Corp. 03/01/19 90,000 100.28 90
92
Sura Asset Management SA 07/08/21 3,803,000 107.94 4,105
4,088
Suzano Austria GmbH 04/09/21 420,000 130.48 548
561
SYNNEX Corp. 07/29/21 2,050,000 99.93 2,049
2,050
TAL Advantage VII LLC 09/09/20 8,084,750 100.15 8,097
8,197
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 270,000 100.69 272
292
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 1,520,000 98.08 1,491
1,571
Taurus UK Designated Activity Co. 02/22/21 GBP 1,593,000 140.62 2,240
2,223
Taurus UK Designated Activity Co. 02/22/21 GBP 1,220,000 140.62 1,716
1,700
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.41 195
210
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.27 445
524
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.43 2,990
3,071
Tencent Holdings, Ltd. 04/15/21 680,000 99.97 680
735
Tennessee Gas Pipeline Co. LLC 02/19/20 1,780,000 101.52 1,807
1,875
Texas Eastern Transmission, LP 09/03/20 1,000,000 109.69 1,097
1,147
Texas Eastern Transmission, LP 09/08/20 290,000 101.50 294
296

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Textainer Marine Containers VII, Ltd. 08/04/20 5,693,374 101.92 5,803
5,806
Textainer Marine Containers VII, Ltd. 09/08/20 4,604,344 99.99 4,604
4,680
Towd Point Asset Funding LLC 02/22/21 914,141 100.00 914
914
Towd Point Mortgage Trust 08/17/20 8,414,963 101.80 8,567
8,518
Towd Point Mortgage Trust 09/09/20 3,362,000 103.78 3,489
3,397
Towd Point Mortgage Trust 03/23/21 3,280,000 107.78 3,535
3,616
Towd Point Mortgage Trust 04/21/21 5,710,000 104.07 5,942
5,856
UBS AG 04/09/21 750,000 125.46 941
1,008
UBS Group AG 01/28/19 2,310,000 104.33 2,410
2,538
UniCredit SpA 01/08/19 3,210,000 101.72 3,265
3,292
UniCredit SpA 04/22/20 781,000 112.06 897
949
Union Pacific Corp. 06/05/18 950,000 100.45 954
1,012
United Airlines, Inc. 04/14/21 140,000 101.49 142
144
Upjohn, Inc. 07/08/20 3,090,000 104.08 3,216
3,174
UWM Mortgage Trust 05/27/21 10,729,669 102.27 10,973
11,024
Videotron, Ltd. 06/03/21 240,000 100.00 240
246
Vistra Operations Co. LLC 04/26/21 3,936,000 105.41 4,149
4,307
Volkswagen Group of America Finance LLC 03/09/21 3,453,000 102.51 3,539
3,542
Vontier Corp. 04/12/21 1,530,000 98.87 1,513
1,536
Vontier Corp. 04/13/21 630,000 99.95 629
632
Voya CLO, Ltd. 11/21/19 4,418,109 99.57 4,399
4,418
Voya CLO, Ltd. 02/18/20 3,283,307 100.00 3,283
3,285
Voya CLO, Ltd. 01/29/21 1,532,000 100.06 1,533
1,533
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 3,617,942 138.66 5,017
5,037
WEA Finance LLC 06/18/21 4,009,000 106.47 4,268
4,413
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.54 663
724
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 275,000 106.03 291
295
Wells Fargo Mortgage-Backed Securities Trust 04/23/21 5,738,586 102.48 5,881
5,858
Wynn Macau, Ltd. 08/25/20 200,000 98.73 197
202
Wynn Macau, Ltd. 12/15/20 1,430,000 104.54 1,495
1,466
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 760,000 107.92 820
809
ZF NA Capital, Inc. 05/05/20 324,000 95.07 308 352
1,055,868
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,599 AUD 232,491 09/21
4,398
Canadian 10 Year Government Bond Futures 232 CAD 34,338 09/21
768
Euro-Bund Futures 62 EUR 10,947 09/21
200
Euro- Buxl 30 Year Bond Futures 2 EUR 430 09/21
36
Euro-Schatz Futures 181 EUR 20,336 09/21
36
United States 2 Year Treasury Note Futures 715 USD 157,769 09/21
(29)
United States 5 Year Treasury Note Futures 3,944 USD 490,812 09/21
2,756
United States 10 Year Treasury Note Futures 5,045 USD 678,316 09/21
11,492
United States 10 Year Ultra Treasury Note Futures 366 USD 54,992 09/21
685
United States Treasury Long Bond Futures 1,224 USD 201,616 09/21
10,525
United States Treasury Ultra Bond Futures 534 USD 106,550 09/21 7,193
Short Positions
Australia 3 Year Government Bond Futures 224 AUD 26,225 09/21
(100)
Canadian 10 Year Government Bond Futures 145 CAD 21,462 09/21
(384)
Euro-Bund Futures 726 EUR 128,190 09/21
(4,240)
Japanese 10 Year Government Bond Futures 23 JPY 3,502,900 09/21
(178)
Long Gilt Futures 583 GBP 75,668 09/21
(1,891)
United States 2 Year Treasury Note Futures 360 USD 79,436 09/21
7
United States 10 Year Treasury Note Futures 73 USD 9,815 09/21
(108)
United States 10 Year Ultra Treasury Note Futures 197 USD 29,599 09/21
(1,087)
United States Treasury Long Bond Futures 408 USD 67,205 09/21
(1,827)
United States Treasury Ultra Bond Futures 55 USD 10,974 09/21 (571)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 27,681
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 1,370 USD 1,057 09/09/21 51
Bank of America AUD 1,547 USD 1,163 09/09/21 27
Bank of America AUD 4,142 USD 3,066 09/09/21 26
Bank of America AUD 85,806 USD 66,567 09/09/21 3,588
Bank of America NOK 8,551 USD 1,000 09/09/21 32
Bank of America NOK 10,275 USD 1,230 09/09/21 67
Bank of America NOK 35,906 USD 4,107 09/09/21 42
Bank of America NOK 552,872 USD 66,254 09/09/21 3,668
Bank of Montreal USD 13,803 NOK 114,200 09/15/21 (876)
Bank of Montreal SEK 135,200 USD 16,376 09/15/21 665
Bank of New York USD 12,727 GBP 9,199 09/09/21 60
Bank of New York USD 39,300 GBP 27,716 09/09/21 (772)
Bank of New York USD 67,978 GBP 47,931 09/09/21 (1,347)
Bank of New York USD 13,851 NOK 114,200 09/15/21 (923)
Bank of New York GBP 56,045 USD 78,330 09/09/21 421
Bank of New York SEK 135,200 USD 16,411 09/15/21 700
BNP Paribas USD 5,153 EUR 4,339 10/19/21 1
Citigroup USD 11,924 AUD 16,287 08/18/21 29
Citigroup USD 14,688 AUD 18,955 08/18/21 (777)
Citigroup USD 870 BRL 4,620 10/19/21 8
Citigroup USD 366 CLP 269,130 08/18/21 (11)
Citigroup USD 563 CLP 411,792 08/18/21 (21)
Citigroup USD 663 CLP 483,206 08/18/21 (27)
Citigroup USD 731 CLP 538,787 08/18/21 (22)
Citigroup USD 914 CLP 674,151 08/18/21 (26)
Citigroup USD 1,462 CLP 1,074,474 08/18/21 (47)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 6,700 CLP 5,075,734 08/18/21 (15)
Citigroup USD 261 COP 966,656 08/18/21 (12)
Citigroup USD 438 COP 1,639,601 08/18/21 (16)
Citigroup USD 438 COP 1,644,880 08/18/21 (14)
Citigroup USD 438 COP 1,642,339 08/18/21 (15)
Citigroup USD 606 COP 2,247,721 08/18/21 (27)
Citigroup USD 652 COP 2,416,641 08/18/21 (29)
Citigroup USD 689 COP 2,588,568 08/18/21 (22)
Citigroup USD 792 COP 2,931,960 08/18/21 (37)
Citigroup USD 2,350 COP 8,919,308 08/18/21 (52)
Citigroup USD 2,680 COP 9,931,812 08/18/21 (121)
Citigroup USD 2,716 COP 10,242,889 08/18/21 (77)
Citigroup USD 2,728 COP 10,404,830 08/18/21 (47)
Citigroup USD 1,242 EUR 1,047 08/18/21 —
Citigroup USD 2,330 EUR 1,978 08/18/21 17
Citigroup USD 2,340 EUR 1,982 08/18/21 12
Citigroup USD 4,670 EUR 3,934 08/18/21 (2)
Citigroup USD 25,422 EUR 21,400 08/18/21 (29)
Citigroup USD 175 GBP 124 08/18/21 (3)
Citigroup USD 2,329 GBP 1,646 08/18/21 (41)
Citigroup USD 5,297 GBP 3,741 08/18/21 (97)
Citigroup USD 6,574 GBP 4,649 08/18/21 (112)
Citigroup USD 705 KRW 795,497 08/18/21 (15)
Citigroup USD 1,763 KRW 1,990,294 08/18/21 (37)
Citigroup USD 2,232 KRW 2,516,660 08/18/21 (50)
Citigroup USD 9,356 KRW 10,529,213 08/18/21 (226)
Citigroup USD 7,002 KZT 3,049,233 08/18/21 140
Citigroup USD 1,508 MXN 31,030 08/18/21 47
Citigroup USD 3,202 MXN 65,904 08/18/21 103
Citigroup USD 13,811 NOK 114,200 09/15/21 (883)
Citigroup USD 1,064 PHP 51,949 08/18/21 (24)
Citigroup USD 1,134 PHP 55,416 08/18/21 (25)
Citigroup USD 1,142 PHP 55,898 08/18/21 (23)
Citigroup USD 1,281 PHP 62,632 08/18/21 (28)
Citigroup USD 1,318 PHP 64,443 08/18/21 (29)
Citigroup USD 1,318 PHP 64,404 08/18/21 (30)
Citigroup USD 2,074 PHP 101,316 08/18/21 (47)
Citigroup USD 320 THB 9,971 08/18/21 (16)
Citigroup USD 1,273 THB 39,704 08/18/21 (65)
Citigroup USD 2,733 THB 85,214 08/18/21 (141)
Citigroup USD 2,733 THB 85,225 08/18/21 (141)
Citigroup USD 9,131 THB 285,724 08/18/21 (439)
Citigroup USD 9,400 THB 294,723 08/18/21 (434)
Citigroup USD 351 ZAR 4,815 08/18/21 (23)
Citigroup USD 1,654 ZAR 23,020 08/18/21 (85)
Citigroup USD 1,654 ZAR 23,002 08/18/21 (87)
Citigroup USD 1,936 ZAR 26,535 08/18/21 (128)
Citigroup USD 2,033 ZAR 27,821 08/18/21 (137)
Citigroup USD 2,084 ZAR 28,985 08/18/21 (109)
Citigroup USD 2,405 ZAR 33,281 08/18/21 (138)
Citigroup AUD 3,800 USD 2,958 08/18/21 169
Citigroup AUD 33,564 USD 26,059 08/18/21 1,428
Citigroup CHF 5,290 EUR 4,855 08/18/21 (164)
Citigroup CLP 319,287 USD 438 08/18/21 18
Citigroup CLP 435,924 USD 600 08/18/21 25
Citigroup CLP 456,069 USD 627 08/18/21 26
Citigroup CLP 530,180 USD 731 08/18/21 32
Citigroup CLP 1,622,164 USD 2,234 08/18/21 97
Citigroup CLP 1,707,059 USD 2,353 08/18/21 104
Citigroup CLP 1,748,307 USD 2,340 08/18/21 37
Citigroup CLP 1,760,891 USD 2,428 08/18/21 109

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup COP 2,206,360 USD 599 08/18/21 30
Citigroup COP 6,911,504 USD 1,874 08/18/21 93
Citigroup COP 8,222,556 USD 2,237 08/18/21 119
Citigroup COP 19,519,453 USD 5,119 08/18/21 90
Citigroup EUR 5,000 CHF 5,435 08/18/21 139
Citigroup EUR 3,892 GBP 3,335 08/18/21 35
Citigroup EUR 350 HUF 123,232 08/18/21 (17)
Citigroup EUR 350 HUF 123,564 08/18/21 (14)
Citigroup EUR 555 HUF 195,162 08/18/21 (27)
Citigroup EUR 684 HUF 241,177 08/18/21 (30)
Citigroup EUR 985 HUF 350,291 08/18/21 (22)
Citigroup EUR 1,552 HUF 548,383 08/18/21 (58)
Citigroup EUR 2,323 HUF 820,894 08/18/21 (84)
Citigroup EUR 1,000 NOK 10,386 08/18/21 (22)
Citigroup EUR 3,950 NOK 40,612 08/18/21 (180)
Citigroup EUR 250 USD 295 08/18/21 (1)
Citigroup EUR 435 USD 528 08/18/21 11
Citigroup EUR 525 USD 623 08/18/21 —
Citigroup EUR 726 USD 878 08/18/21 17
Citigroup EUR 1,000 USD 1,180 08/18/21 (7)
Citigroup EUR 2,500 USD 2,952 08/18/21 (15)
Citigroup EUR 7,855 USD 9,400 08/18/21 79
Citigroup EUR 12,000 USD 14,446 08/18/21 207
Citigroup EUR 60,073 USD 72,640 08/18/21 1,357
Citigroup GBP 3,350 EUR 3,895 08/18/21 (69)
Citigroup GBP 3,201 USD 4,449 08/18/21 (1)
Citigroup GBP 3,319 USD 4,613 08/18/21 —
Citigroup GBP 3,640 USD 5,058 08/18/21 (2)
Citigroup HUF 346,683 EUR 990 08/18/21 57
Citigroup HUF 667,629 EUR 1,925 08/18/21 154
Citigroup HUF 683,555 EUR 1,965 08/18/21 144
Citigroup JPY 654,000 USD 5,924 08/18/21 (39)
Citigroup JPY 6,262,564 USD 57,368 08/18/21 277
Citigroup KRW 980,147 USD 868 08/18/21 18
Citigroup KRW 1,668,421 USD 1,478 08/18/21 31
Citigroup KRW 1,997,491 USD 1,729 08/18/21 (3)
Citigroup KRW 2,667,142 USD 2,364 08/18/21 52
Citigroup KRW 3,394,844 USD 2,941 08/18/21 (2)
Citigroup MXN 103,937 USD 5,200 08/18/21 (11)
Citigroup MXN 165,000 USD 8,206 08/18/21 (66)
Citigroup MXN 290,218 USD 14,177 08/18/21 (373)
Citigroup PHP 456,449 USD 9,431 08/18/21 300
Citigroup SEK 135,200 USD 16,384 09/15/21 673
Citigroup THB 25,394 USD 790 08/18/21 17
Citigroup THB 64,584 USD 2,071 08/18/21 106
Citigroup THB 68,507 USD 2,132 08/18/21 47
Citigroup THB 71,817 USD 2,300 08/18/21 115
Citigroup THB 101,821 USD 3,261 08/18/21 163
Citigroup THB 108,440 USD 3,477 08/18/21 178
Citigroup THB 112,752 USD 3,609 08/18/21 179
Citigroup THB 122,056 USD 3,912 08/18/21 199
Citigroup THB 126,774 USD 3,949 08/18/21 92
Citigroup ZAR 7,439 USD 521 08/18/21 14
Citigroup ZAR 8,314 USD 581 08/18/21 15
Citigroup ZAR 22,389 USD 1,569 08/18/21 43
Citigroup ZAR 24,497 USD 1,716 08/18/21 47
Citigroup ZAR 29,798 USD 2,084 08/18/21 54
Citigroup ZAR 37,780 USD 2,704 08/18/21 130
Citigroup ZAR 44,302 USD 3,072 08/18/21 54
Citigroup ZAR 57,911 USD 4,050 08/18/21 105
Citigroup ZAR 85,963 USD 5,861 08/18/21 5

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia SEK 873 USD 105 09/09/21 4
Commonwealth Bank of Australia SEK 5,380 USD 632 09/09/21 6
Commonwealth Bank of Australia SEK 9,331 USD 1,092 09/09/21 7
Commonwealth Bank of Australia SEK 279,417 USD 33,706 09/09/21 1,239
Goldman Sachs USD 1,670 MXN 33,855 10/19/21 12
Goldman Sachs USD 871 RUB 65,674 10/19/21 16
Goldman Sachs EUR 46,056 USD 54,422 08/19/21 (229)
Goldman Sachs GBP 217 USD 301 08/19/21 —
Goldman Sachs GBP 550 USD 761 10/19/21 (3)
JPMorgan Chase USD 373 AUD 497 10/19/21 (8)
JPMorgan Chase USD 6,372 EUR 5,357 08/03/21 (17)
JPMorgan Chase USD 13,804 NOK 114,200 09/15/21 (875)
JPMorgan Chase EUR 55 USD 65 08/19/21 —
JPMorgan Chase EUR 5,357 USD 6,374 08/19/21 17
JPMorgan Chase EUR 5,467 USD 6,460 08/19/21 (27)
JPMorgan Chase GBP 599 USD 815 08/19/21 (18)
JPMorgan Chase IDR 8,678,743 USD 588 10/19/21 (8)
JPMorgan Chase SEK 135,200 USD 16,375 09/15/21 664
Royal Bank of Canada USD 443 CAD 549 09/09/21 (3)
Royal Bank of Canada USD 70,517 CAD 87,774 09/09/21 (165)
Royal Bank of Canada USD 102,768 CAD 124,126 09/09/21 (3,280)
Royal Bank of Canada USD 18 EUR 15 09/09/21 —
Royal Bank of Canada USD 17,670 EUR 14,821 09/09/21 (75)
Royal Bank of Canada USD 39,364 EUR 32,203 09/09/21 (1,136)
Royal Bank of Canada USD 13,867 NOK 114,200 09/15/21 (939)
Royal Bank of Canada CAD 83,251 USD 68,903 09/09/21 2,176
Royal Bank of Canada EUR 37,379 USD 44,455 09/09/21 82
Royal Bank of Canada SEK 135,200 USD 16,424 09/15/21 713
State Street USD 17,170 JPY 1,881,609 09/09/21 (14)
State Street USD 41 NZD 57 09/09/21 (2)
State Street USD 921 NZD 1,318 09/09/21 (3)
State Street USD 1,108 NZD 1,581 09/09/21 (7)
State Street USD 33,744 NZD 46,246 09/09/21 (1,528)
State Street GBP 51,135 USD 70,643 08/19/21 (438)
UBS USD 668 CHF 600 09/09/21 (5)
UBS CHF 1,283 USD 1,418 09/09/21 —
UBS CHF 1,999 USD 2,175 09/09/21 (34)
UBS CHF 91,316 USD 101,963 09/09/21 1,061
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 4,194
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse ZAR 70,560
Three Month JIBAR
(3)
4.987%
(2)
08/18/23
— (41) (41)
Credit Suisse USD 7,000
Three Month
LIBOR
(3)
0.359%
(3)
10/27/23
— (5) (5)
Credit Suisse USD 61,000
Three Month
LIBOR
(3)
0.368%
(3)
10/27/23
— 7,146 7,146
Credit Suisse USD 11,300
Three Month
LIBOR
(3)
0.858%
(3)
07/16/26
— (42) (42)
Credit Suisse MXN 18,700
6.375%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
08/12/26
— (2) (2)
Credit Suisse USD 5,000
Three Month
LIBOR
(3)
0.891%
(3)
10/27/26
— (9) (9)
Credit Suisse USD 15,900
Three Month
LIBOR
(3)
0.892%
(3)
10/27/26
— (29) (29)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse CNY 17,949
2.582%
(2)
China Interbank Repo
Rate 3 Months
(2)
10/27/26
— — —
Credit Suisse CNY 36,542
2.601%
(2)
China Interbank Repo
Rate 3 Months
(2)
10/27/26
— — —
Credit Suisse CNY 60,910
2.602%
(2)
China Interbank Repo
Rate 3 Months
(2)
10/27/26
— — —
Credit Suisse CNY 73,100
2.575%
(2)
China Interbank Repo
Rate 3 Months
(2)
10/27/26
— — —
Credit Suisse MXN 122,357
6.928%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/15/31
— (8) (8)
Credit Suisse CAD 19,700
1.690%
(3)
Three Month LIBOR
(2)
10/27/31
— (31) (31)
Credit Suisse USD 25,500
Three Month
LIBOR
(3)
1.319%
(3)
10/27/31
— (54) (54)
Credit Suisse USD 36,094
Three Month
LIBOR
(3)
1.326%
(3)
10/27/31
— (100) (100)
Credit Suisse EUR 320
Six Month EURIB
(3)
0.468%
(4)
06/10/71
— (61) (61)
Credit Suisse EUR 735
Six Month EURIB
(3)
0.428%
(4)
06/10/71
— (124) (124)
Credit Suisse EUR 798
Six Mont h EURIB
(3)
0.420%
(4)
06/10/71
— (130) (130)
Credit Suisse EUR 1,566
Six Month EURIB
(3)
0.340%
(4)
06/10/71 — (184) (184)
Total Open Interest Rate Swap Contracts (å) — 6,326 6,326
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 164,000 (1.000%)
(2)
06/20/26
4,315 594 4,909
CDX NA High Yield Index Bank of America
Purchase
USD 33,000 (5.000%)
(2)
06/20/26
(2,617) (411) (3,028)
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 405,000 (1.000%)
(2)
06/20/26 (9,070) (692) (9,762)
Total Open Credit Indices Contracts (å) (7,372) (509) (7,881)
Sovereign Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Mexico Government
International Bond
Morgan Stanley
Purchase
0.963%
USD 1,400
(1.000%)
(2)
06/20/26
(3) 1 (2)
Mexico Government
International Bond
Barclays
Purchase
0.963%
USD 7,017
(1.000%)
(2)
06/20/26
(20) 8 (12)
Mexico Government
International Bond
Morgan Stanley
Purchase
0.963%
USD 7,670
(1.000%)
(2)
06/20/26
55 (69) (14)
Russian Foreign Bond
- Eurobond
Morgan Stanley
Purchase
0.876%
USD 7,462
(1.000%)
(2)
06/20/26
5 (50) (45)
Russian Foreign Bond
- Eurobond
Morgan Stanley
Purchase
0.876%
USD 1,000
(1.000%)
(2)
06/20/26
(1) (5) (6)
Russian Foreign Bond
- Eurobond
Barclays
Purchase
0.876%
USD 2,700
(1.000%)
(2)
06/20/26
(3) (13) (16)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Russian Foreign Bond
- Eurobond
BNP Paribas
Purchase
0.876%
USD 1,403
(1.000%)
(2)
06/20/26
5 (13) (8)
Total Open Sovereign Issues Contracts 38 (141)
(103)
Total Open Credit Default Swap Contracts (å) (7,334) (650) (7,984)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 276,872 $ —
$ —
$ 276,872
Corporate Bonds and Notes — 922,197 —
—
922,197
International Debt — 599,425 —
—
599,425
Loan Agreements — 15,714 —
—
15,714
Mortgage-Backed Securities — 647,230 —
—
647,230
Municipal Bonds — 1,939 —
—
1,939
Non-US Bonds — 323,758 —
—
323,758
United States Government Treasuries — 637,937 —
—
637,937
Common Stocks — — —
—
—
*
Short-Term Investments — 201,553 — 397,320 598,873
Total Investments
— 3,626,625 — 397,320 4,023,945
Other Financial Instruments
Assets
Futures Contracts 38,096 — — — 38,096
Foreign Currency Exchange Contracts — 23,192 — — 23,192
Interest Rate Swap Contracts — 7,146 — — 7,146
Credit Default Swap Contracts — 4,909 — — 4,909
Liabilities
Futures Contracts (10,415) — — — (10,415)
Foreign Currency Exchange Contracts (17) (18,981) — — (18,998)
Interest Rate Swap Contracts — (820) — — (820)
Credit Default Swap Contracts — (12,893) — — (12,893)
Total Other Financial Instruments
**
$ 27,664 $ 2,553 $ — $ — $ 30,217
* Less than $500.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...............................................................................................
14,876
Argentina ............................................................................................
4,563
Australia .............................................................................................
25,872
Belgium ..............................................................................................
5,463
Bermuda .............................................................................................
53,716
Brazil ..................................................................................................
8,655
Canada ................................................................................................
66,001
Cayman Islands ...................................................................................
87,221
Chile ...................................................................................................
16,184
China ..................................................................................................
29,060
Colombia .............................................................................................
15,348
Czech Republic ...................................................................................
3,802
Denmark .............................................................................................
8,930
Egypt ..................................................................................................
7,174
Finland ...............................................................................................
3,856
France .................................................................................................
44,697
Germany .............................................................................................
30,393
Hong Kong ..........................................................................................
846
India ...................................................................................................
13,012
Indonesia ............................................................................................
2,357
Ireland ................................................................................................
86,751
Israel ...................................................................................................
2,913
Italy ....................................................................................................
26,702
Japan ..................................................................................................
77,425
Kazakhstan .........................................................................................
328
Kuwait ................................................................................................
2,213
Luxembourg ........................................................................................
1,701
Macao .................................................................................................
4,904
Mexico ................................................................................................
50,488
Morocco ..............................................................................................
1,036
Netherlands ........................................................................................
20,553
Norway ................................................................................................
2,073
Oman ..................................................................................................
3,278
Panama ...............................................................................................
5,788
Paraguay .............................................................................................
929
Peru ....................................................................................................
6,251
Portugal ..............................................................................................
259
Qatar ...................................................................................................
4,322
Romania ..............................................................................................
11,443
Russia .................................................................................................
7,563
Saudi Arabia .......................................................................................
6,379
Singapore ............................................................................................
787
South Africa ........................................................................................
14,731
South Korea ........................................................................................
7,312
Spain ...................................................................................................
9,495
Switzerland .........................................................................................
18,535
Togo ....................................................................................................
4,765

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Tunisia ................................................................................................
13,012
United Arab Emirates .........................................................................
3,390
United Kingdom ..................................................................................
129,079
United States .......................................................................................
3,054,618
Zambia ................................................................................................
2,896
Total Investments ................................................................................ 4,023,945

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.4%
Asset-Backed Securities - 7.4%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 848 848
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 240 241
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 709 712
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,050 2,065
Chase Auto Credit Liked Notes
Series 2021-1 Class B
0.875% due 09/25/28 (Þ) 5,208 5,214
Conseco Finance Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 424 431
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 3,697 3,901
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 53 54
FirstKey Homes Trust
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 4,932 4,950
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 897 897
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 675 675
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 2,188 2,192
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,786 1,786
Navient Private Education Refi Loan
Trust
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 3,107 3,162
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 830 835
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 1,143 1,153
Series 2021-A Class A
0.840% due 05/15/69 (Þ) 900 899
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 1,525 1,527
Series 2021-CA Class A
1.060% due 10/15/69 (Þ) 1,942 1,950
Octane Receivables Trust
Series 2021-1A Class A
0.930% due 03/22/27 (Þ) 1,778 1,780
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 5,140 5,573
Series 2021-1A Class A1
1.550% due 06/16/36 (Þ) 8,310 8,394
Prodigy Finance Desiganted Activity Co.
Series 2021-1A Class A
1.351% due 07/25/51 856 858
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 731 743
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 5,282 5,355
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) — —
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 1,047 1,051
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,041 1,053
58,299
Corporate Bonds and Notes - 22.4%
3M Co.
2.875% due 10/15/27 386 423
7-Eleven, Inc.
2.500% due 02/10/41 (Þ) 85 81
2.800% due 02/10/51 (Þ) 115 110
Abbott Laboratories
4.750% due 11/30/36 386 508
AbbVie, Inc.
3.600% due 05/14/25 615 672
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 595
Aetna, Inc.
6.750% due 12/15/37 665 997
Ally Financial, Inc.
1.450% due 10/02/23 1,050 1,066
8.000% due 11/01/31 342 497
Alphabet, Inc.
1.998% due 08/15/26 467 492
Altria Group, Inc.
2.450% due 02/04/32 1,255 1,235
10.200% due 02/06/39 579 1,017
5.800% due 02/14/39 305 383
3.400% due 02/04/41 518 501
Amazon.com, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 06/03/27 494 499
3.100% due 05/12/51 1,000 1,077
American Airlines Pass-Through Trust
Series AA
3.200% due 06/15/28 559 570
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 410 462
American Express Co.
3.700% due 08/03/23 635 675
American Homes 4 Rent, LP
4.250% due 02/15/28 374 429
American Tower Corp.
3.500% due 01/31/23 406 425
Amgen, Inc.
3.150% due 02/21/40 740 792
Anthem, Inc.
3.500% due 08/15/24 480 518
Aon Corp.
8.205% due 01/01/27 313 411
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 212
4.400% due 05/27/26 (Þ) 230 263
5.000% due 03/15/48 (Þ) 365 476
Apple, Inc.
4.500% due 02/23/36 394 507
4.650% due 02/23/46 745 1,001
Applied Materials, Inc.
5.100% due 10/01/35 381 512
Arch Capital Group, Ltd.
3.635% due 06/30/50 401 446
Ares Capital Corp.
3.500% due 02/10/23 401 416
AT&T, Inc.
4.500% due 05/15/35 365 437
6.800% due 05/15/36 525 732
6.500% due 11/15/36 215 294
6.500% due 09/01/37 165 228
3.500% due 06/01/41 445 473
3.500% due 09/15/53 (Þ) 625 646
Series WI
8.750% due 11/15/31 415 630
4.900% due 08/15/37 780 976
6.000% due 08/15/40 150 208
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,145 1,233
Athene Holding, Ltd.
4.125% due 01/12/28 240 272
Aviation Capital Group LLC
4.125% due 08/01/25 (Þ) 458 498
Avnet, Inc.
4.875% due 12/01/22 510 538
AXIS Specialty Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 477 510
Bank of America Corp.
4.000% due 01/22/25 980 1,075
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,920 2,067
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,045 1,123
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 433 544
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 441
Becton Dickinson and Co.
3.734% due 12/15/24 437 476
Berkley (WR) Corp.
4.000% due 05/12/50 730 853
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 376 419
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 884 906
Berkshire Hathaway, Inc.
3.125% due 03/15/26 382 419
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 184 199
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/32 (Þ) 515 512
5.000% due 06/15/44 (Þ) 384 528
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 554
Boardwalk Pipelines, LP
4.800% due 05/03/29 430 502
Boeing Co. (The)
2.196% due 02/04/26 810 817
3.200% due 03/01/29 430 454
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 631
BP Capital Markets America, Inc.
2.937% due 04/06/23 411 428
3.216% due 11/28/23 710 753
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 274 308
Bristol-Myers Squibb Co.
Series WI
3.900% due 02/20/28 635 736
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 625 667
3.500% due 02/15/41 (Þ) 455 472
Series WI
4.750% due 04/15/29 575 675
4.150% due 11/15/30 790 895

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Broadridge Financial Solutions, Inc.
2.900% due 12/01/29 407 436
Burlington Northern Santa Fe LLC
4.375% due 09/01/42 413 525
Capital One Bank USA NA
3.375% due 02/15/23 716 748
Capital One Financial Corp.
3.500% due 06/15/23 457 483
Cargill, Inc.
1.700% due 02/02/31 (Þ) 435 432
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 454 480
Centene Corp.
5.375% due 06/01/26 (Þ) 200 208
Series WI
4.250% due 12/15/27 300 317
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 602
4.200% due 03/15/28 375 427
Cheniere Corpus Christi Holdings LLC
Series WI
3.700% due 11/15/29 342 377
Chevron Corp.
1.141% due 05/11/23 481 488
0.426% due 08/11/23 419 420
Cigna Corp.
2.400% due 03/15/30 125 130
3.400% due 03/15/50 418 451
Series WI
4.125% due 11/15/25 475 534
Cisco Systems, Inc.
2.200% due 09/20/23 413 429
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 599
Citadel, LP
4.875% due 01/15/27 (Þ) 625 681
Citigroup, Inc.
3.300% due 04/27/25 550 599
6.000% due 10/31/33 321 432
8.125% due 07/15/39 450 784
Coca-Cola Co. (The)
1.450% due 06/01/27 487 497
Comcast Corp.
3.600% due 03/01/24 385 416
3.700% due 04/15/24 5 5
6.550% due 07/01/39 515 782
CommonSpirit Health
4.350% due 11/01/42 205 245
4.187% due 10/01/49 785 928
ConocoPhillips
3.750% due 10/01/27 (Þ) 240 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Brands, Inc.
4.400% due 11/15/25 520 589
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 666
Costco Wholesale Corp.
1.375% due 06/20/27 488 494
Crown Castle International Corp.
3.150% due 07/15/23 405 425
CVS Health Corp.
4.780% due 03/25/38 125 157
5.050% due 03/25/48 320 426
CyrusOne , Inc.
2.150% due 11/01/30 450 434
Devon Energy Corp.
7.875% due 09/30/31 425 600
4.750% due 05/15/42 190 217
DH Europe Finance II SARL
2.600% due 11/15/29 408 433
Diamondback Energy, Inc.
2.875% due 12/01/24 130 137
4.750% due 05/31/25 640 719
3.125% due 03/24/31 435 457
Discover Financial Services
Series BKNT
3.350% due 02/06/23 405 422
Discovery Communications LLC
Class A
5.000% due 09/20/37 1,480 1,827
Series WI
4.000% due 09/15/55 291 313
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 990
4.600% due 06/15/43 90 118
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 560 596
DTE Energy Co.
Series F
1.050% due 06/01/25 495 497
Enbridge Energy Partners, LP
5.500% due 09/15/40 401 534
Energy Transfer Operating, LP
5.250% due 04/15/29 420 500
3.750% due 05/15/30 1,005 1,096
Enterprise Products Operating LLC
6.125% due 10/15/39 361 513
4.200% due 01/31/50 310 365
Equifax, Inc.
2.600% due 12/15/25 595 633
Series 5Y
3.950% due 06/15/23 860 912
Essential Properties, LP
2.950% due 07/15/31 475 481
Essential Utilities, Inc.
4.276% due 05/01/49 190 233

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Essex Portfolio, LP
3.250% due 05/01/23 412 429
Exelon Generation Co. LLC
5.600% due 06/15/42 363 437
Exxon Mobil Corp.
2.726% due 03/01/23 403 417
4.227% due 03/19/40 235 287
F&G Global Funding
1.750% due 06/30/26 (Þ) 295 301
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 368
FedEx Corp.
4.500% due 02/01/65 458 557
FLIR Systems, Inc.
2.500% due 08/01/30 205 211
Ford Motor Co.
8.500% due 04/21/23 200 222
9.000% due 04/22/25 220 271
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 625
FS KKR Capital Corp.
4.125% due 02/01/25 472 502
GA Global Funding Trust Secured
1.625% due 01/15/26 (Þ) 405 413
GE Capital Funding LLC
Series WI
4.050% due 05/15/27 433 494
GE Capital International Funding Co.,
ULC
Series WI
3.373% due 11/15/25 385 423
4.418% due 11/15/35 2,203 2,704
General Electric Co.
Series MTNA
6.750% due 03/15/32 358 499
General Motors Co.
4.875% due 10/02/23 833 905
6.600% due 04/01/36 585 810
General Motors Financial Co., Inc.
5.200% due 03/20/23 442 474
Georgia Power Co.
4.300% due 03/15/43 565 678
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 425 501
Goldman Sachs Capital I
6.345% due 02/15/34 725 1,030
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,625 1,742
3.800% due 03/15/30 295 335
6.450% due 05/01/36 195 280
6.750% due 10/01/37 105 155
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 50 51
Series DMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 640 651
HCA, Inc.
5.500% due 06/15/47 389 517
Health Care Service Corp., a Mutual
Legal Reserve Co.
2.200% due 06/01/30 (Þ) 705 720
Hess Corp.
6.000% due 01/15/40 425 546
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 1,120 1,242
Class A
4.400% due 10/15/22 (Þ) 1 1
HollyFrontier Corp.
5.875% due 04/01/26 440 509
Home Depot, Inc. (The)
5.875% due 12/16/36 345 501
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 964
HSBC USA, Inc.
7.200% due 07/15/97 245 451
Humana, Inc.
3.150% due 12/01/22 300 309
0.650% due 08/03/23 1,010 1,010
4.950% due 10/01/44 402 529
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 176
3.000% due 06/15/50 580 587
International Business Machines Corp.
3.300% due 01/27/27 445 492
International Paper Co.
8.700% due 06/15/38 270 459
7.300% due 11/15/39 150 239
Jefferies Group LLC
6.500% due 01/20/43 306 430
JPMorgan Chase & Co.
3.875% due 09/10/24 445 484
7.750% due 07/15/25 260 325
3.200% due 06/15/26 190 208
8.750% due 09/01/30 405 619
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 935 995
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 1,065 1,158
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 231 246
Kimberly-Clark Corp.
1.050% due 09/15/27 500 496
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 428
Kinder Morgan, Inc.
5.550% due 06/01/45 340 447
Series GMTN

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.800% due 08/01/31 295 427
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 299
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,100 1,378
Kroger Co. (The)
3.850% due 08/01/23 391 414
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 738
Las Vegas Sands Corp.
3.200% due 08/08/24 466 487
Lehman Brothers Holdings
5.857% due 11/30/56 (Ø)(Š)(Æ) 1,450 —
Leidos , Inc.
Series WI
3.625% due 05/15/25 160 174
Loews Corp.
6.000% due 02/01/35 337 470
Markel Corp.
5.000% due 04/05/46 334 438
Marsh & McLennan Cos., Inc.
4.050% due 10/15/23 448 479
Marvell Technology, Inc.
1.650% due 04/15/26 (Þ) 379 382
McDonald's Corp.
4.600% due 05/26/45 407 519
Merck & Co., Inc.
2.800% due 05/18/23 411 429
Mercury General Corp.
4.400% due 03/15/27 590 671
Microsoft Corp.
3.450% due 08/08/36 439 519
Mondelez International, Inc.
1.875% due 10/15/32 519 513
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 385 391
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 333 435
MPLX, LP
4.000% due 02/15/25 160 175
4.800% due 02/15/29 610 722
4.500% due 04/15/38 190 219
MultiCare Health System
2.803% due 08/15/50 715 727
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 309
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,137
NBCUniversal Media LLC
5.950% due 04/01/41 490 720
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 393 417
New York Life Insurance Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 05/15/50 (Þ) 195 226
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 327
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 824
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 434
NIKE, Inc.
2.750% due 03/27/27 391 425
Northrop Grumman Systems Corp.
7.750% due 02/15/31 289 429
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 464
Occidental Petroleum Corp.
3.500% due 08/15/29 395 394
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 424
Old Republic International Corp.
3.850% due 06/11/51 305 332
ONEOK, Inc.
6.850% due 10/15/37 377 523
Oracle Corp.
2.950% due 04/01/30 360 385
3.900% due 05/15/35 385 438
3.800% due 11/15/37 160 178
3.600% due 04/01/40 1,711 1,831
5.375% due 07/15/40 435 571
3.600% due 04/01/50 690 721
4.375% due 05/15/55 380 444
Pacific Gas and Electric Co.
2.100% due 08/01/27 685 666
2.500% due 02/01/31 635 599
4.200% due 06/01/41 360 352
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 300
PepsiCo, Inc.
2.625% due 03/19/27 457 495
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 465 487
Pfizer, Inc.
Series 5YR
3.200% due 09/15/23 403 426
Philip Morris International, Inc.
4.375% due 11/15/41 635 757
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 421
Progress Energy, Inc.
7.750% due 03/01/31 295 428
Prospect Capital Corp.
3.706% due 01/22/26 455 470
Public Service Co. of Oklahoma

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
6.625% due 11/15/37 260 380
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 243
3.700% due 05/01/28 210 241
PVH Corp.
Series WI
4.625% due 07/10/25 315 351
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 559 554
QVC, Inc.
4.850% due 04/01/24 705 764
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 392 418
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 398 426
Republic Services, Inc.
2.500% due 08/15/24 396 416
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 414
Retail Properties of America, Inc.
4.000% due 03/15/25 462 492
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 990 994
1.200% due 09/02/25 (Þ) 760 760
1.750% due 09/02/27 (Þ) 265 267
2.200% due 09/02/30 (Þ) 620 617
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 246
5.000% due 03/15/27 480 560
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 159
3.900% due 10/15/29 1,055 1,127
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 723
Series FXD
3.500% due 06/07/24 386 413
Schlumberger Investment SA
1.400% due 09/17/25 405 412
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 434
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 408 426
Simon Property Group, LP
2.450% due 09/13/29 945 984
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 587
Southern California Edison Co.
6.650% due 04/01/29 390 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Power Co.
5.150% due 09/15/41 413 515
Southwest Airlines Co.
5.125% due 06/15/27 745 881
Spectra Energy Partners, LP
4.500% due 03/15/45 372 447
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 450 518
Starbucks Corp.
2.000% due 03/12/27 478 496
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 508
5.300% due 04/01/44 379 448
Synchrony Financial
3.950% due 12/01/27 443 495
Sysco Corp.
6.600% due 04/01/50 300 479
TCI Communications, Inc.
7.875% due 02/15/26 340 440
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 299 394
2.900% due 03/01/30 (Þ) 875 922
8.375% due 06/15/32 515 768
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 453 499
Thermo Fisher Scientific, Inc.
4.100% due 08/15/47 422 523
Time Warner Cable LLC
6.550% due 05/01/37 837 1,153
7.300% due 07/01/38 450 661
6.750% due 06/15/39 460 654
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 497
8.375% due 07/15/33 600 920
T-Mobile USA, Inc.
Series WI
3.875% due 04/15/30 550 621
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 344 502
Tyson Foods, Inc.
4.875% due 08/15/34 402 507
UnitedHealth Group, Inc.
2.300% due 05/15/31 295 307
3.050% due 05/15/41 225 241
Unum Group
5.750% due 08/15/42 411 519
Upjohn, Inc.
2.300% due 06/22/27 (Þ) 409 421
Valero Energy Corp.
1.200% due 03/15/24 835 842
Verizon Communications, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 08/15/26 393 419
7.750% due 12/01/30 1,565 2,309
3.550% due 03/22/51 335 364
Series WI
4.272% due 01/15/36 980 1,178
ViacomCBS , Inc.
3.700% due 08/15/24 460 497
4.750% due 05/15/25 505 572
5.900% due 10/15/40 380 521
4.600% due 01/15/45 455 554
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 275 301
Vontier Corp.
1.800% due 04/01/26 (Þ) 370 371
2.950% due 04/01/31 (Þ) 330 335
Wachovia Corp.
7.500% due 04/15/35 288 438
Wells Fargo & Co.
0.626% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 525 507
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 1,095 1,190
5.950% due 12/15/36 100 142
4.650% due 11/04/44 354 445
Western & Southern Life Insurance Co.
(The)
3.750% due 04/28/61 (Þ) 355 394
Westinghouse Air Brake Technologies
Corp.
4.400% due 03/15/24 391 424
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 216
WRKCo , Inc.
3.000% due 06/15/33 460 493
174,876
International Debt - 12.8%
Adani Ports and Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 465 483
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 690 714
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 414 429
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 207
Series WI
3.600% due 11/28/24 447 484
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 445 495
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 451 488
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 250
Anheuser-Busch InBev Worldwide, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.200% due 01/15/39 200 339
5.450% due 01/23/39 350 466
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 536
ANZ New Zealand International, Ltd.
1.250% due 06/22/26 (Þ) 1,000 1,008
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 923 924
AstraZeneca PLC
0.300% due 05/26/23 432 432
6.450% due 09/15/37 420 638
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 496
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 396 415
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 401 428
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 150 169
Banco Santander SA
3.125% due 02/23/23 407 423
2.749% due 12/03/30 1,000 1,008
Bancolombia SA
3.000% due 01/29/25 419 423
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 303 423
Bank of Nova Scotia (The)
2.000% due 11/15/22 475 486
Barclays PLC
4.375% due 01/12/26 820 925
4.950% due 01/10/47 394 517
Barrick NA Finance LLC
5.750% due 05/01/43 605 870
BAT Capital Corp.
3.215% due 09/06/26 805 863
Series WI
4.390% due 08/15/37 800 879
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 605 739
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,402 1,506
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,397 1,397
Bellemeade Re, Ltd.
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,559 1,591
Series 2020-3A Class M1C

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,464
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,211 2,215
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 701
BNP Paribas SA
4.250% due 10/15/24 377 416
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 255 274
Brookfield Finance LLC
3.450% due 04/15/50 497 527
Brookfield Finance, Inc.
4.000% due 04/01/24 443 480
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 392 418
0.950% due 10/23/25 530 531
1.250% due 06/22/26 1,000 1,004
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 363 499
Canadian Pacific Railway Co.
6.125% due 09/15/15 328 523
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 575
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 411
Cencosud SA
4.375% due 07/17/27 (Þ) 386 422
CI Financial Corp.
3.200% due 12/17/30 1,035 1,076
4.100% due 06/15/51 870 919
CNH Industrial NV
4.500% due 08/15/23 384 413
Colombia Government International
Bond
3.250% due 04/22/32 615 601
4.125% due 02/22/42 430 413
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 309
Credit Agricole SA
3.750% due 04/24/23 (Þ) 405 428
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 426
Credit Suisse Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 325 339
Series WI
4.550% due 04/17/26 370 420
Danone SA
2.589% due 11/02/23 (Þ) 402 419
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 482
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG
3.950% due 02/27/23 396 415
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 416 432
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
2.429% due 10/15/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,500 1,500
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.319% due 01/15/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,300 1,300
Dryden 49 Senior Loan Fund
Series 2021-49A Class AR
1.137% due 07/18/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 3,924 3,926
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 286 277
Ecopetrol SA
4.125% due 01/16/25 396 415
6.875% due 04/29/30 425 513
Element Fleet Management Corp.
1.600% due 04/06/24 (Þ) 300 305
Enbridge, Inc.
3.700% due 07/15/27 440 491
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 387 431
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 843
Equinor ASA
3.700% due 04/06/50 190 224
Fairfax Financial Holdings, Ltd.
3.375% due 03/03/31 (Þ) 420 448
Series WI
4.850% due 04/17/28 369 430
Falabella SA
3.750% due 04/30/23 (Þ) 460 480
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 209
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 355 360
2.625% due 03/31/36 (Þ) 425 421
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 397 418
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,963 1,964
HSBC Bank PLC
7.650% due 05/01/25 385 463
HSBC Holdings PLC
0.976% due 05/24/25 (SOFR +
0.708%)(Ê) 710 712

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 635 652
Inco, Ltd.
7.200% due 09/15/32 322 421
ING Groep NV
2.727% due 04/01/32 (SOFR +
1.316%)(Ê) 345 362
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 453 495
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 405 422
4.750% due 09/15/24 (Þ) 382 417
Lloyds Banking Group PLC
4.344% due 01/09/48 438 526
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 396 419
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 359
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,640 1,642
Meituan
2.125% due 10/28/25 (Þ) 482 468
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 289 329
Mexico Government International Bond
2.659% due 05/24/31 435 428
3.771% due 05/24/61 520 484
Natwest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 588
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 451
Nomura Holdings, Inc.
2.648% due 01/16/25 565 595
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 393 419
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 705 707
1.591% due 04/03/28 (Þ) 1,000 1,006
Nutrien , Ltd.
1.900% due 05/13/23 420 430
POSCO
2.375% due 01/17/23 (Þ) 408 417
Prosus NV
4.027% due 08/03/50 (Þ) 439 422
RESIMAC Premier
1.274% due 02/07/52 (Þ) 1,231 1,237
Resimac , Ltd.
Series 2021-1A Class A1
0.800% due 07/10/52 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 1,919 1,920
Reynolds American, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 06/15/37 390 536
8.125% due 05/01/40 715 1,079
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 393 416
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 416 445
Sands China, Ltd.
Series WI
4.600% due 08/08/23 413 437
Sanofi
3.375% due 06/19/23 392 414
Santander UK PLC
5.625% due 09/15/45 (Þ) 392 514
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 202
2.875% due 04/16/24 (Þ) 397 417
1.625% due 11/24/25 (Þ) 300 303
Scentre Group
3.625% due 01/28/26 (Þ) 690 758
4.375% due 05/28/30 (Þ) 525 619
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 975 1,041
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 405 418
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 487 485
Sky, Ltd.
3.750% due 09/16/24 (Þ) 438 479
Smith & Nephew PLC
2.032% due 10/14/30 605 600
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 634
4.250% due 04/14/25 (Þ) 384 420
3.625% due 03/01/41 (Þ) 625 642
Standard Chartered PLC
5.300% due 01/09/43 (Þ) 346 431
Statoil ASA
2.450% due 01/17/23 417 431
Suncor Energy, Inc.
5.950% due 12/01/34 328 441
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 392 421
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 690 719
Series WI
4.400% due 11/26/23 1,000 1,084
5.000% due 11/26/28 1,105 1,343
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 454 482
Toronto-Dominion Bank (The)
0.300% due 06/02/23 432 432
Total Capital International SA

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 01/25/23 469 486
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 481 502
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 336 432
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 547
UBS Group AG
4.125% due 04/15/26 (Þ) 373 420
Unilever Capital Corp.
0.375% due 09/14/23 429 430
Vale Overseas, Ltd.
6.250% due 08/10/26 343 412
6.875% due 11/10/39 290 410
Vale SA
5.625% due 09/11/42 337 429
Validus Holdings, Ltd.
8.875% due 01/26/40 477 799
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,115 1,119
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,660
Series 2021-3A Class A1R
1.174% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,479
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 529
100,046
Mortgage-Backed Securities - 17.2%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 60 62
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 15 10
BDS
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 884 885
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,197
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,781 1,822
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,474
Commercial Mortgage Trust
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 1,672 1,597
Credit Suisse Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,391
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 2,078
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 755 753
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,464 1,482
Fannie Mae
2.600% due 2031 330 363
5.500% due 2033 31 34
5.500% due 2034 206 238
4.500% due 2035 298 338
6.000% due 2035 62 70
5.500% due 2036 149 172
5.500% due 2037 107 124
5.500% due 2038 474 550
6.000% due 2039 30 35
4.500% due 2040 105 116
5.500% due 2040 410 465
4.000% due 2041 117 129
3.500% due 2043 1,074 1,193
4.000% due 2043 115 126
4.000% due 2044 613 673
3.500% due 2045 898 973
4.000% due 2045 590 649
4.000% due 2046 1,270 1,383
4.500% due 2046 329 369
4.000% due 2047 453 490
4.500% due 2047 105 114
4.000% due 2048 604 658
5.000% due 2048 2,119 2,324
3.000% due 2049 3,461 3,751
4.000% due 2049 574 628
2.000% due 2050 14,836 15,192
2.500% due 2050 4,184 4,407
3.500% due 2050 572 617
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 437 528
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 21 24
Series 2005-117 Class LC
5.500% due 11/25/35 62 64
Series 2020-97 Class EI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.000% due 01/25/51 1,900 238
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,333 157
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 2,363 249
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 2,120 272
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 949 158
Freddie Mac
5.500% due 2032 9 10
7.500% due 2032 6 7
5.500% due 2034 18 21
4.000% due 2040 506 569
5.500% due 2041 160 186
3.500% due 2043 660 734
3.500% due 2044 109 120
4.000% due 2044 401 442
4.000% due 2045 718 796
3.500% due 2046 110 119
4.000% due 2047 767 830
4.500% due 2048 270 292
2.500% due 2050 6,725 7,049
3.000% due 2050 8,706 9,345
2.000% due 2051 5,315 5,453
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 205 240
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 423 484
Series 2006-3123 Class HT
5.000% due 03/15/26 98 104
Series 2010-3632 Class PK
5.000% due 02/15/40 109 121
Series 2012-4019 Class JD
3.000% due 05/15/41 106 111
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,550 153
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 2,279 272
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 4,152 585
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,645 226
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 2,044 292
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,799 279
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,779 311
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA2 Class M2AS
0.992% due 10/25/48 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,252 2,250
Ginnie Mae II
4.500% due 2042 127 142
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 706 62
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,948 210
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 2,482 301
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,473 263
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 2,742 290
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 8,406 1,024
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 681 82
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 672 76
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 2,388 289
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,452 197
Hilton USA Trust
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 262
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 48 48
JPMorgan Mortgage Trust
2.500% due 12/25/51 5,375 5,477
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 347 353
Series 2021-6 Class A6

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 10/25/51 (~)(Ê)(Þ) 4,306 4,421
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 4,237 4,354
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,641 3,737
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,265 1,303
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,781
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,061 3,986
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,959
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 207
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 34
MSCG Trust
Series 2018-SELF Class D
1.835% due 10/15/37 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 2,783 2,788
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 678
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,495
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,150
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 840 839
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,395 2,460
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,324 2,388
Towd Point Asset Funding LLC
Series 2021-HE1 Class A1
0.918% due 02/25/63 (~)(Ê)(Þ) 1,095 1,095
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 2,448 2,515
134,289
Municipal Bonds - 0.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 268 416
7.055% due 04/01/57 482 729
1,145
Non-US Bonds - 4.7%
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 1,100 1,304
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 1,000 1,185
CIFC Funding, Ltd.
1.000% due 08/18/35 EUR 698 826
Contego CLO DAC
1.000% due 01/24/34 EUR 1,572 1,864
Cordatus CLO PLC
0.810% due 06/22/34 EUR 2,735 3,232
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 754 1,028
Harvest CLO XIX DAC
Series 2018-19X Class A
0.770% due 04/14/31 (3 Month
EURIBOR + 0.770%)(Ê) EUR 1,817 2,157
Harvest CLO XXVI DAC
Series 2021-26A Class A
1.000% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 1,189 1,407
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 1,221 1,450
Last Mile Securities
0.900% due 08/17/31 EUR 1,273 1,522
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 952 1,127
Mansard Mortgages
Series 2007-1X Class A2
0.208% due 04/15/47 (GBP 3 Month
LIBOR + 0.180%)(Ê) GBP 1,496 2,014
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 796 1,092
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 1,052 1,223
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 2,875 3,952
RMAC Securities No. 1 PLC
0.234% due 06/12/44 GBP 464 624
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 388 524
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 1,077 1,450
Taurus CMBS

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 08/17/31 GBP 1,808 2,513
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.901% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 565 788
Series 2021-UK1A Class B
1.351% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 500 697
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,829
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 1,282 1,785
36,593
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 754
United States Government Treasuries - 26.7%
United States Treasury Notes
1.500% due 09/15/22 4,160 4,226
0.250% due 04/15/23 6,875 6,886
1.750% due 05/15/23 5,460 5,614
1.250% due 07/31/23 5,080 5,188
0.250% due 11/15/23 6,040 6,043
2.750% due 11/15/23 12,805 13,541
0.125% due 01/15/24 11,755 11,717
2.000% due 04/30/24 4,158 4,351
2.250% due 04/30/24 4,355 4,586
0.250% due 05/15/24 5,080 5,071
2.000% due 02/15/25 6,065 6,392
3.000% due 10/31/25 2,820 3,106
2.250% due 11/15/25 3,530 3,778
1.625% due 02/15/26 6,760 7,058
2.250% due 03/31/26 2,750 2,952
1.625% due 05/15/26 4,362 4,558
0.875% due 06/30/26 4,105 4,142
1.500% due 08/15/26 6,534 6,789
0.625% due 03/31/27 4,275 4,235
2.375% due 05/15/27 3,010 3,275
0.500% due 05/31/27 5,150 5,051
2.750% due 02/15/28 2,550 2,844
1.125% due 02/29/28 1,336 1,352
1.250% due 03/31/28 1,652 1,683
2.875% due 05/15/28 2,598 2,925
1.000% due 07/31/28 1,360 1,360
2.875% due 08/15/28 1,938 2,186
3.125% due 11/15/28 1,564 1,795
2.375% due 05/15/29 1,410 1,546
1.625% due 08/15/29 5,925 6,167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 11/15/29 5,120 5,380
0.625% due 08/15/30 6,610 6,290
0.875% due 11/15/30 1,846 1,792
1.125% due 02/15/31 2,148 2,129
1.625% due 05/15/31 5,620 5,826
1.125% due 05/15/40 1,920 1,715
1.125% due 08/15/40 3,700 3,294
1.375% due 11/15/40 3,930 3,651
1.875% due 02/15/41 2,284 2,310
2.250% due 05/15/41 3,035 3,260
2.750% due 11/15/42 2,180 2,533
3.125% due 08/15/44 1,690 2,093
2.875% due 08/15/45 1,210 1,445
2.750% due 11/15/47 3,411 4,021
3.000% due 02/15/48 2,141 2,641
3.000% due 08/15/48 1,406 1,738
3.375% due 11/15/48 1,360 1,796
3.000% due 02/15/49 1,453 1,801
2.875% due 05/15/49 1,462 1,774
1.250% due 05/15/50 3,505 2,983
1.625% due 11/15/50 4,410 4,123
1.875% due 02/15/51 3,145 3,123
2.375% due 05/15/51 2,265 2,513
208,648
Total Long-Term Investments
(cost
$693,137
) 714,650
Short-Term Investments - 7.9%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 460 463
America Movil SAB de CV
3.125% due 07/16/22 410 420
Athene Global Funding
3.000% due 07/01/22 (Þ) 140 143
Citigroup, Inc.
4.050% due 07/30/22 311 322
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 829
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 200 201
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 960
Kaupthing Bank HF
7.625% due 02/28/20 (Ø)(Š)(Æ)(Þ) 1,210 —
5.750% due 10/04/20 (Ø)(Š)(Æ)(Þ) 100 —
Pacific Gas and Electric Co.
1.750% due 06/16/22 675 674
PacifiCorp

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.950% due 02/01/22 295 297
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 365 372
U.S. Cash Management Fund(@) 41,698,463(∞) 41,690
United States Treasury Notes
0.125% due 05/31/22 355 355
0.125% due 06/30/22 4,980 4,982
2.125% due 06/30/22 10,290 10,482
Total Short-Term Investments
(cost $63,233) 62,190
Total Investments - 99.3%
(identified cost $756,370) 776,840
Other Assets and Liabilities,
Net - 0.7%
5,437
Net Assets - 100.0%
782,277

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 209
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.6%
7-Eleven, Inc. 05/14/21 115,000 89.82 103
110
7-Eleven, Inc. 05/14/21 85,000 91.29 78
81
Adani Ports and Special Economic Zone, Ltd. 04/23/20 465,000 93.83 436
483
Air Liquide Finance SA 07/13/21 414,000 103.61 429
429
Alimentation Couche-Tard, Inc. 09/19/17 445,000 98.74 439
495
American Tower Trust #1 01/05/17 240,000 99.76 239
241
Amur Equipment Finance Receivables IX LLC 04/14/21 709,000 99.99 709
712
Anglo American Capital PLC 04/14/21 451,000 107.65 485
488
Antares Holdings, LP 01/21/21 505,000 98.90 499
536
ANZ New Zealand International, Ltd. 06/16/21 1,000,000 100.00 1,000
1,008
Apollo Management Holdings, LP 05/24/16 230,000 99.95 230
263
Apollo Management Holdings, LP 03/08/18 365,000 99.29 362
476
Apollo Management Holdings, LP 05/24/18 195,000 99.69 194
212
Aqueduct European CLO DAC 06/15/21 EUR 1,100,000 121.27 1,334
1,304
Arbor Realty CLO, Ltd. 05/26/21 923,000 100.00 923
924
AT&T, Inc. 06/23/20 625,000 93.82 586
646
Athene Global Funding 06/12/19 140,000 100.22 140
143
Athene Global Funding 11/06/19 1,145,000 102.76 1,177
1,233
Aviation Capital Group LLC 09/03/20 458,000 97.35 446
498
Banco de Bogota SA 09/22/17 477,000 99.16 473
496
Banco de Credito e Inversiones SA 10/05/20 396,000 104.38 413
415
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 401,000 107.17 430
428
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/14/20 150,000 100.00 150
169
Bangkok Bank PCL 06/19/18 303,000 124.97 379
423
Bayer US Finance II LLC 08/14/18 605,000 93.63 566
739
Bayer US Finance LLC 06/18/18 1,402,000 98.96 1,390
1,506
BDS 07/22/21 884,000 100.00 884
885
BDS, Ltd. 05/14/21 1,397,000 100.00 1,397
1,397
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,464
Bellemeade Re, Ltd. 10/28/20 1,559,000 100.00 1,559
1,591
Bellemeade Re, Ltd. 06/11/21 2,211,000 100.00 2,211
2,215
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
701
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,049,688 98.23 2,013
2,065
Blackstone Holdings Finance Co. LLC 05/03/21 384,000 127.42 489
528
Blackstone Holdings Finance Co. LLC 07/29/21 515,000 99.10 510
512
British Airways Pass-Through Trust 11/17/20 254,853 100.00 255
274
Broadcom, Inc. 05/05/20 625,000 99.89 624
667
Broadcom, Inc. 01/04/21 455,000 99.66 453
472
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,197
Cargill, Inc. 01/28/21 435,000 99.96 435
432
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
575
Cencosud SA 06/18/21 386,000 109.67 423
422
Centene Corp. 11/12/19 200,000 103.73 207
208
Chase Auto Credit Liked Notes 03/16/21 5,207,691 100.00 5,208
5,214
Chase Home Lending Mortgage Trust 07/22/20 1,780,999 100.00 1,781
1,822
Citadel Finance LLC 03/03/21 590,000 99.57 587
599
Citadel, LP 09/11/19 625,000 99.78 624
681
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,393
2,474
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,597
ConocoPhillips 04/30/19 240,000 100.36 241
273
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.14 287
309
CoStar Group, Inc. 06/24/20 645,000 99.93 645
666
Credit Agricole SA 06/17/21 429,000 98.57 423
426
Credit Agricole SA 07/12/21 405,000 105.58 428
428
Credit Suisse Group AG 05/10/21 325,000 100.16 326
339
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,391
Danone SA 10/01/19 402,000 100.88 406
419
Danske Bank A/S 05/08/19 435,000 102.82 447
482
DBGS Mortgage Trust 04/03/19 1,961,000 101.28 1,986
2,078
Deutsche Telekom International Finance BV 07/13/21 416,000 103.83 432
432
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.14 1,502
1,500
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,300
Dryden 49 Senior Loan Fund 03/29/21 3,924,000 100.00 3,923
3,926
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
753
Eagle Re, Ltd. 04/09/21 1,464,000 100.00 1,464
1,482
ECAF, Ltd. 08/09/18 285,920 99.28 284
277

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Element Fleet Management Corp. 03/31/21 300,000 99.90 300
305
Enel Finance International NV 01/05/18 387,000 94.15 364
431
Eni SpA 09/05/18 790,000 99.76 788
843
F&G Global Funding 06/23/21 295,000 99.97 295
301
Fairfax Financial Holdings, Ltd. 03/01/21 420,000 100.02 420
448
Falabella SA 04/13/21 460,000 104.46 481
480
Farmers Exchange Capital III 10/12/16 290,000 99.14 288
368
FirstKey Homes Trust 10/02/20 4,932,090 100.78 4,970
4,950
FNA VI LLC 01/22/21 896,644 99.98 897
897
Freddie Mac Structured Agency Credit Risk Debt Notes 05/24/21 2,252,000 100.05 2,253
2,250
Fresnillo PLC 09/29/20 200,000 98.03 196
209
GA Global Funding Trust Secured 01/08/21 405,000 99.90 405
413
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 425,000 100.00 425
421
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 355,000 100.00 355
360
Harvest CLO XXVI DAC 06/24/21 EUR 1,189,000 119.34 1,419
1,407
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 705,000 99.64 702
720
Hewlett Packard Enterprise Co. 09/30/15 500 99.97 —
1
HGI CRE CLO, Ltd. 05/06/21 1,963,000 100.03 1,964
1,964
Hilton USA Trust 05/26/17 261,000 99.73 260
262
Intesa Sanpaolo SpA 06/18/18 453,000 90.73 411
495
Inversiones CMPC SA 07/06/20 382,000 105.67 404
417
Inversiones CMPC SA 07/08/21 405,000 105.10 426
422
Invitation Homes Trust 09/09/20 2,188,322 99.64 2,180
2,192
JPMorgan Mortgage Trust 03/30/21 347,199 102.17 355
353
JPMorgan Mortgage Trust 04/26/21 4,305,978 102.81 4,427
4,421
JPMorgan Mortgage Trust 05/24/21 4,237,359 102.90 4,360
4,354
JPMorgan Mortgage Trust 06/24/21 3,641,432 102.62 3,737
3,737
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.43 226
299
Land O'Lakes, Inc. 06/22/16 700,000 101.43 710
738
Lukoil International Finance BV 09/19/17 396,000 100.67 399
419
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
359
Madison Park Euro Funding IX DAC 06/09/21 EUR 952,000 121.77 1,159
1,127
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,642
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,786
Marvell Technology, Inc. 06/28/21 379,000 99.86 378
382
Meituan 12/02/20 482,000 101.27 488
468
Mello Mortgage Capital Acceptance 06/14/21 1,264,963 102.66 1,299
1,303
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.76 2,769
2,781
Morgan Stanley Capital I Trust 08/15/18 4,060,871 100.00 4,061
3,986
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.54 34
34
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.05 207
207
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.29 1,832
1,959
Motiva Enterprises LLC 04/23/20 333,000 91.24 304
435
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,788
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
309
Navient Private Education Refi Loan Trust 07/20/20 829,753 99.99 830
835
Navient Private Education Refi Loan Trust 07/23/20 3,107,161 101.04 3,139
3,162
Navient Private Education Refi Loan Trust 11/03/20 1,142,889 99.99 1,143
1,153
Navient Private Education Refi Loan Trust 01/19/21 899,680 99.99 900
899
Navient Private Education Refi Loan Trust 03/16/21 1,524,796 100.00 1,525
1,527
Navient Private Education Refi Loan Trust 05/18/21 1,942,229 99.98 1,942
1,950
Nestle Holdings, Inc. 04/22/20 393,000 104.83 412
417
New York Life Insurance Co. 04/08/20 195,000 99.40 194
226
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.48 417
451
NGPL PipeCo LLC 10/02/19 297,000 127.35 378
434
Nordea Bank Abp 06/17/21 393,000 106.54 419
419
NTT Finance Corp. 02/24/21 1,000,000 100.00 1,000
1,006
NTT Finance Corp. 02/24/21 705,000 100.00 705
707
Oaktown Re III, Ltd. 01/26/21 678,000 100.47 681
678
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,495
Octane Receivables Trust 04/27/21 1,778,002 99.99 1,778
1,780
Ohio National Financial Services, Inc. 01/16/20 365,000 99.94 365
424
One Market Plaza Trust 02/15/17 1,133,000 102.15 1,157
1,150
OneMain Financial Issuance Trust 05/17/21 8,310,000 99.97 8,307
8,394
OneMain Financial Issuance Trust 05/24/21 5,140,000 107.78 5,539
5,573
Pacific Life Insurance Co. 06/15/18 255,000 92.26 235
300

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 211
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
POSCO 01/04/21 408,000 102.36 418
417
Prosus NV 02/03/21 439,000 100.69 442
422
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
839
RCKT Mortgage Trust 06/22/21 2,394,541 102.09 2,445
2,460
RESIMAC Premier 09/23/20 1,230,814 100.00 1,231
1,237
Resimac , Ltd. 03/04/21 1,918,696 100.00 1,919
1,920
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.76 386
414
Roche Holdings, Inc. 07/08/20 393,000 105.65 415
416
Royalty Pharma PLC 08/24/20 620,000 97.94 607
617
Royalty Pharma PLC 08/24/20 265,000 98.49 261
267
Royalty Pharma PLC 08/24/20 760,000 99.07 753
760
Royalty Pharma PLC 08/24/20 990,000 99.53 985
994
SABIC Capital II BV 04/07/20 416,000 100.51 418
445
Santander UK PLC 10/01/18 392,000 102.83 403
514
Saudi Arabian Oil Co. 04/07/20 397,000 99.03 393
417
Saudi Arabian Oil Co. 11/17/20 200,000 99.83 200
202
Saudi Arabian Oil Co. 11/17/20 300,000 99.97 300
303
Scentre Group 05/19/20 690,000 99.51 687
758
Scentre Group 05/19/20 525,000 99.80 524
619
Scentre Group Trust 2 09/16/20 975,000 100.00 975
1,041
Sequoia Mortgage Trust 05/06/21 2,323,706 102.77 2,388
2,388
Siemens Financieringsmaatschappij NV 02/03/21 405,000 103.38 419
418
SK Hynix, Inc. 03/09/21 487,000 100.01 487
485
Sky, Ltd. 01/05/21 438,000 109.76 481
479
Smithfield Foods, Inc. 03/27/19 500,000 101.11 506
587
Societe Generale SA 01/16/20 384,000 104.37 401
420
Societe Generale SA 01/16/20 605,000 99.86 604
634
Societe Generale SA 02/22/21 625,000 99.65 623
642
SoFi Professional Loan Program Trust 07/20/20 731,375 102.11 747
743
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 108.48 488
518
Standard Chartered PLC 06/21/21 346,000 121.34 420
431
Suncor Energy Ventures Corp. 12/14/18 365,000 99.96 365
372
Sura Asset Management SA 06/18/21 392,000 107.88 423
421
TAL Advantage VII LLC 06/24/21 5,281,550 100.95 5,332
5,355
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
697
Taurus UK Designated Activity Co. 02/22/21 GBP 565,000 140.62 795
788
Tencent Holdings, Ltd. 01/04/21 454,000 105.77 480
482
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.22 859
922
Texas Eastern Transmission, LP 11/13/19 453,000 102.92 466
499
Towd Point Asset Funding LLC 02/22/21 1,094,844 100.00 1,095
1,095
Towd Point Mortgage Trust 08/04/17 4 99.29 —
—
Towd Point Mortgage Trust 11/26/19 1,047,323 100.28 1,050
1,051
Towd Point Mortgage Trust 08/17/20 1,040,616 101.80 1,059
1,053
Triton Container International, Ltd. 04/06/21 540,000 99.90 539
547
UBS Group AG 07/07/20 373,000 111.90 417
420
Upjohn, Inc. 07/07/20 409,000 104.14 426
421
UWM Mortgage Trust 05/27/21 2,447,599 102.27 2,503
2,515
Vistra Operations Co. LLC 06/04/19 275,000 99.82 275
301
Volkswagen Group of America Finance LLC 11/17/20 1,115,000 99.85 1,113
1,119
Vontier Corp. 03/03/21 330,000 99.80 329
335
Vontier Corp. 03/03/21 370,000 99.87 370
371
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,660
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,479
3,479
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,282,260 138.66 1,778
1,785
Western & Southern Life Insurance Co. (The) 04/21/21 355,000 99.85 354 394
200,243
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Investment Grade Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 329 AUD 47,836 09/21
906
Canadian 10 Year Government Bond Futures 48 CAD 7,104 09/21
159
United States 2 Year Treasury Note Futures 22 USD 4,854 09/21
(1)
United States 5 Year Treasury Note Futures 527 USD 65,583 09/21
290
United States 10 Year Treasury Note Futures 753 USD 101,244 09/21
1,669
United States 10 Year Ultra Treasury Note Futures 36 USD 5,409 09/21
25
United States Treasury Long Bond Futures 71 USD 11,694 09/21
566
United States Treasury Ultra Bond Futures 59 USD 11,773 09/21 743
Short Positions
Euro-Bund Futures 149 EUR 26,309 09/21
(870)
Japanese 10 Year Government Bond Futures 5 JPY 761,499 09/21
(39)
Long Gilt Futures 100 GBP 12,979 09/21
(358)
United States 2 Year Treasury Note Futures 149 USD 32,878 09/21
3
United States Treasury Long Bond Futures 5 USD 824 09/21 (5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,088
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,363 EUR 1,146 08/03/21 (4)
Bank of America AUD 132 USD 101 09/09/21 5
Bank of America AUD 317 USD 239 09/09/21 6
Bank of America AUD 590 USD 436 09/09/21 4
Bank of America AUD 16,659 USD 12,924 09/09/21 696
Bank of America EUR 1,146 USD 1,364 08/19/21 4
Bank of America NOK 1,126 USD 135 09/09/21 6
Bank of America NOK 1,773 USD 207 09/09/21 7
Bank of America NOK 5,555 USD 635 09/09/21 7
Bank of America NOK 107,337 USD 12,863 09/09/21 711
Bank of Montreal USD 3,384 NOK 28,000 09/15/21 (215)
Bank of Montreal SEK 26,000 USD 3,149 09/15/21 128
Bank of New York USD 2,477 GBP 1,790 09/09/21 12
Bank of New York USD 7,464 GBP 5,264 09/09/21 (147)
Bank of New York USD 13,197 GBP 9,306 09/09/21 (262)
Bank of New York USD 3,396 NOK 28,000 09/15/21 (226)
Bank of New York GBP 10,872 USD 15,194 09/09/21 82
Bank of New York SEK 26,000 USD 3,156 09/15/21 135
Citigroup USD 3,386 NOK 28,000 09/15/21 (216)
Citigroup USD 136 NZD 194 09/09/21 (1)
Citigroup USD 185 NZD 264 09/09/21 (1)
Citigroup USD 6,551 NZD 8,978 09/09/21 (297)
Citigroup NZD 60 USD 44 09/09/21 2
Citigroup SEK 26,000 USD 3,151 09/15/21 129
Commonwealth Bank of Australia USD 32 SEK 263 09/09/21 (1)
Commonwealth Bank of Australia SEK 1,099 USD 129 09/09/21 1
Commonwealth Bank of Australia SEK 1,135 USD 133 09/09/21 1
Commonwealth Bank of Australia SEK 54,247 USD 6,544 09/09/21 241
Goldman Sachs EUR 11,131 USD 13,153 08/19/21 (55)
JPMorgan Chase USD 3,384 NOK 28,000 09/15/21 (215)
JPMorgan Chase SEK 26,000 USD 3,149 09/15/21 128
Morgan Stanley GBP 12,173 USD 16,817 08/19/21 (104)
Royal Bank of Canada USD 93 CAD 115 09/09/21 (1)
Royal Bank of Canada USD 13,363 CAD 16,634 09/09/21 (31)
Royal Bank of Canada USD 19,952 CAD 24,098 09/09/21 (637)
Royal Bank of Canada USD 3,416 EUR 2,865 09/09/21 (15)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 7,642 EUR 6,252 09/09/21 (220)
Royal Bank of Canada USD 3,400 NOK 28,000 09/15/21 (230)
Royal Bank of Canada CAD 16,226 USD 13,429 09/09/21 424
Royal Bank of Canada EUR 47 USD 57 09/09/21 2
Royal Bank of Canada EUR 7,229 USD 8,598 09/09/21 16
Royal Bank of Canada SEK 26,000 USD 3,159 09/15/21 137
State Street USD 3,272 JPY 358,576 09/09/21 (3)
UBS USD 286 CHF 256 09/09/21 (2)
UBS CHF 36 USD 39 09/09/21 —
UBS CHF 406 USD 441 09/09/21 (7)
UBS CHF 17,728 USD 19,795 09/09/21 206
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 200
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 58,299 $ —
$ —
$ 58,299
Corporate Bonds and Notes — 174,876 —
—
174,876
International Debt — 100,046 —
—
100,046
Mortgage-Backed Securities — 134,289 —
—
134,289
Municipal Bonds — 1,145 —
—
1,145
Non-US Bonds — 36,593 —
—
36,593
United States Government Agencies — 754 —
—
754
United States Government Treasuries — 208,648 —
—
208,648
Short-Term Investments — 20,500 — 41,69 0 62,19 0
Total Investments
— 735,150 — 41,69 0 776,84 0
Other Financial Instruments
Assets
Futures Contracts 4,36 1 — — — 4,36 1
Foreign Currency Exchange Contracts — 3,0 90 — — 3,0 90
Liabilities
Futures Contracts (1,27 3 ) — — — (1,27 3 )
Foreign Currency Exchange Contracts (4) (2,88 6 ) — — (2,8 90 )
Total Other Financial Instruments
*
$ 3,08 4 $ 204 $ — $ — $ 3,288
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2021, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
6,914
Belgium .......................................................................................
1,055
Bermuda ......................................................................................
10,552
Brazil ...........................................................................................
1,672
Canada .........................................................................................
12,143
Cayman Islands ............................................................................
19,252
Chile ............................................................................................
2,876
China ...........................................................................................
2,063
Colombia ......................................................................................
3,282
Denmark ......................................................................................
482
Finland ........................................................................................
419
France ..........................................................................................
5,214
Germany ......................................................................................
4,631
India ............................................................................................
483
Ireland .........................................................................................
21,528
Italy .............................................................................................
1,769
Japan ...........................................................................................
5,454
Macao ..........................................................................................
437
Mexico .........................................................................................
2,467
Netherlands .................................................................................
362
New Zealand ................................................................................
1,008
Norway .........................................................................................
655
Russia ..........................................................................................
419
Saudi Arabia ................................................................................
1,367
South Africa .................................................................................
488
South Korea .................................................................................
902
Spain ............................................................................................
1,431
Switzerland ..................................................................................
1,595
Thailand .......................................................................................
423
United Arab Emirates ..................................................................
781
United Kingdom ...........................................................................
28,890
United States ................................................................................
635,826
Total Investments ......................................................................... 776,840

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.0%
Asset-Backed Securities - 6.6%
AGL CLO 6, Ltd.
Series 2021-6A Class AR
1.334% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 510
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,576
AmeriCredit Automobile Receivables
Trust
Series 2021-1 Class A2
0.280% due 06/18/24 1,188 1,188
Avery Point VII CLO, Ltd.
Series 2021-7A Class AR2
1.144% due 01/15/28 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 512 512
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2016-2A Class A
2.720% due 11/20/22 (Þ) 293 295
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,950 1,977
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 1,000
Bank of the West Auto Trust
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 49 49
Black Diamond CLO, Ltd.
Series 2017-A1AR Class A1
1.175% due 04/24/29 320 320
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 850 850
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,212
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 1,260 1,260
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 321
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,125
CIFC Funding, Ltd.
Series 2021-4A Class A
1.144% due 07/15/33 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 330 330
Diamond Resorts Owner Trust
Series 2021-1A Class A
1.510% due 11/21/33 (Þ) 327 329
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 250
Ford Credit Auto Owner Trust
Series 2020-B Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 02/15/23 638 639
Series 2021-A Class A2
0.170% due 10/15/23 520 520
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 551
Goldentree Loan Management, LP
Series 2021-10 Class A
1.000% due 07/20/34 380 380
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 246 250
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 420 420
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 250 251
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 450 453
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 312
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 254
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 303 315
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 145 147
Series 2020-3 Class A2
0.270% due 02/21/23 684 684
Series 2021-1 Class A2
0.160% due 07/21/23 820 820
Hyundai Auto Receivables Trust
Series 2020-C Class A2
0.260% due 09/15/23 610 610
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 484 485
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 331
Mercury Financial, Inc.
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 248
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 313 318
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 390

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OZLM XII Ltd.
Series 2018-12A Class A1R
1.236% due 04/30/27 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 88 88
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 193 211
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 98 100
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 124 129
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,517
Tryon Park CLO, Ltd.
Series 2018-1A Class A1SR
3.487% due 04/15/29 (USD 3 Month
LIBOR + 0.890%)(Ê)(Þ) 278 278
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 600 601
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 570
Series 2021-4A Class A1AR
1.000% due 01/15/32 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 370 370
Wendy's Co. (The)
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 250 254
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 631 632
27,232
Corporate Bonds and Notes - 41.3%
3M Co.
3.000% due 08/07/25 540 586
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 250 250
Abbott Laboratories
3.400% due 11/30/23 633 676
AbbVie, Inc.
3.600% due 05/14/25 160 175
Series WI
2.600% due 11/21/24 830 878
Aetna, Inc.
3.500% due 11/15/24 355 383
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 550
Air Lease Corp.
2.250% due 01/15/23 500 513
0.700% due 02/15/24 690 688
Altria Group, Inc.
4.400% due 02/14/26 280 318
Amazon.com, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.400% due 06/03/23 682 683
1.000% due 05/12/26 240 243
American Express Co.
2.500% due 08/01/22 1,500 1,531
2.500% due 07/30/24 400 422
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,588
1.200% due 07/08/25 540 546
American International Group, Inc.
2.500% due 06/30/25 240 253
American Tower Corp.
3.500% due 01/31/23 647 677
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,101
Amgen, Inc.
1.900% due 02/21/25 240 250
Anthem, Inc.
3.500% due 08/15/24 485 523
Apple, Inc.
0.750% due 05/11/23 2,036 2,054
Archer-Daniels-Midland Co.
2.750% due 03/27/25 485 518
Ares Capital Corp.
3.250% due 07/15/25 642 681
AT&T, Inc.
1.700% due 03/25/26 730 741
Series WI
4.450% due 04/01/24 621 677
Athene Global Funding
0.739% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 718
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 656 687
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,030 1,079
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 437
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,297
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,030 1,062
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 400 407
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,635
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 533
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,536
1.600% due 04/24/25 160 165
Becton Dickinson and Co.
3.363% due 06/06/24 653 699
Series WI

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.700% due 12/01/26 175 217
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 1,582 1,761
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 152
3.750% due 10/01/24 562 598
Boeing Co. (The)
1.950% due 02/01/24 975 1,000
2.800% due 03/01/24 270 282
4.875% due 05/01/25 320 359
2.196% due 02/04/26 485 489
BP Capital Markets America, Inc.
3.216% due 11/28/23 340 361
3.194% due 04/06/25 1,185 1,278
Bristol-Myers Squibb Co.
0.750% due 11/13/25 400 400
Series WI
2.900% due 07/26/24 109 116
Broadcom, Inc.
Series WI
3.150% due 11/15/25 1,002 1,078
3.459% due 09/15/26 635 694
Brown & Brown, Inc.
4.200% due 09/15/24 623 683
Cargill, Inc.
0.750% due 02/02/26 (Þ) 110 109
Caterpillar Financial Services Corp.
0.800% due 11/13/25 130 130
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 645 682
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.750% due 02/15/26 (Þ) 186 192
Celanese US Holdings LLC
1.400% due 08/05/26 590 591
CenterPoint Energy, Inc.
0.684% due 05/13/24 (SOFR +
0.650%)(Ê) 480 481
Charles Schwab Corp. (The)
0.750% due 03/18/24 350 353
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 625 680
Series WI
4.908% due 07/23/25 630 715
Chevron Corp.
1.141% due 05/11/23 1,600 1,623
0.426% due 08/11/23 673 674
2.895% due 03/03/24 550 583
0.687% due 08/12/25 870 867
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cigna Corp.
3.250% due 04/15/25 690 747
Cimarex Energy Co.
4.375% due 06/01/24 400 435
Cisco Systems, Inc.
2.200% due 09/20/23 662 687
Citigroup, Inc.
2.700% due 10/27/22 1,185 1,218
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,405 1,413
5.500% due 09/13/25 680 795
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 680 728
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 205
CNH Industrial Capital LLC
1.950% due 07/02/23 500 513
1.450% due 07/15/26 350 352
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,179
Comcast Corp.
3.700% due 04/15/24 435 471
3.100% due 04/01/25 490 529
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 655
CVS Health Corp.
3.700% due 03/09/23 76 80
3.875% due 07/20/25 1,030 1,140
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 1,043
Devon Energy Corp.
5.850% due 12/15/25 160 188
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 664 679
Diamondback Energy, Inc.
2.875% due 12/01/24 370 390
Discover Bank
Series BKNT
4.682% due 08/09/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.730%)(Ê) 572 608
Discover Financial Services
3.850% due 11/21/22 644 673
Dollar Tree, Inc.
3.700% due 05/15/23 390 411
DR Horton, Inc.
2.500% due 10/15/24 220 231
Duke Energy Progress LLC
3.375% due 09/01/23 190 201
Edison International
4.950% due 04/15/25 790 878
Energy Transfer Operating, LP

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 05/15/25 270 285
Energy Transfer Partners, LP
Series 5Y
4.200% due 09/15/23 270 288
Enterprise Products Operating LLC
3.750% due 02/15/25 1,030 1,127
EOG Resources, Inc.
3.150% due 04/01/25 270 292
EQT Corp.
3.900% due 10/01/27 320 347
Exelon Generation Co. LLC
3.250% due 06/01/25 1,121 1,213
Exxon Mobil Corp.
1.902% due 08/16/22 1,205 1,226
2.019% due 08/16/24 647 676
2.992% due 03/19/25 690 741
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 618 663
First Republic Bank
Series BKNT
1.912% due 02/12/24 (SOFR +
0.620%)(Ê) 673 687
Ford Motor Co.
8.500% due 04/21/23 200 222
Ford Motor Credit Co. LLC
4.250% due 09/20/22 275 283
3.087% due 01/09/23 265 270
4.140% due 02/15/23 890 922
3.370% due 11/17/23 550 570
Fortinet, Inc.
1.000% due 03/15/26 350 349
Fox Corp.
Series WI
4.030% due 01/25/24 400 433
FS KKR Capital Corp.
4.125% due 02/01/25 678 721
GA Global Funding Trust Secured
1.625% due 01/15/26 (Þ) 285 291
GE Capital Funding LLC
Series WI
3.450% due 05/15/25 270 295
General Dynamics Corp.
1.150% due 06/01/26 160 162
General Motors Financial Co., Inc.
5.200% due 03/20/23 617 662
1.700% due 08/18/23 550 561
4.875% due 10/02/23 656 713
1.235% due 11/17/23 (SOFR +
1.200%)(Ê) 325 331
2.750% due 06/20/25 400 423
1.250% due 01/08/26 650 650
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 169
Gilead Sciences, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 04/01/24 540 580
GLP Capital, LP / GLP Financing II, Inc.
3.350% due 09/01/24 546 577
5.375% due 04/15/26 90 104
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 640 686
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 488
3.200% due 02/23/23 665 692
3.500% due 04/01/25 1,200 1,303
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,370 1,469
Series DMTN
3.625% due 02/20/24 930 995
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,140 1,132
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 259
HCA, Inc.
4.750% due 05/01/23 623 667
5.000% due 03/15/24 395 437
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 524
Honeywell International, Inc.
2.300% due 08/15/24 1,360 1,429
Humana, Inc.
2.900% due 12/15/22 654 675
4.500% due 04/01/25 110 123
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 282
0.800% due 01/08/24 (Þ) 210 209
1.300% due 01/08/26 (Þ) 190 189
International Business Machines Corp.
2.875% due 11/09/22 653 675
3.000% due 05/15/24 1,000 1,066
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 703
John Deere Capital Corp.
2.700% due 01/06/23 600 621
0.450% due 06/07/24 700 699
Johnson & Johnson
0.550% due 09/01/25 340 339
JPMorgan Chase & Co.
3.207% due 04/01/23 (USD 3 Month
LIBOR + 0.695%)(Ê) 1,235 1,259
3.625% due 05/13/24 1,430 1,551
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 540 582
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 260 259
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 475

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 740 768
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 249
1.040% due 02/04/27 (SOFR +
0.695%)(Ê) 500 495
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 400 405
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 463
Kinder Morgan, Inc.
4.300% due 06/01/25 540 601
Kroger Co. (The)
3.850% due 08/01/23 640 678
L3Harris Technologies, Inc.
3.832% due 04/27/25 90 99
Las Vegas Sands Corp.
3.200% due 08/08/24 190 198
2.900% due 06/25/25 220 227
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Ø)(Š)(Æ) 270 —
Lennar Corp.
4.875% due 12/15/23 621 675
Lockheed Martin Corp.
Series 10YR
3.550% due 01/15/26 550 611
Lowe's Cos., Inc.
3.125% due 09/15/24 80 86
LYB International Finance III LLC
2.875% due 05/01/25 400 427
Main Street Capital Corp.
5.200% due 05/01/24 568 619
Marathon Petroleum Corp.
4.700% due 05/01/25 320 360
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 280 299
Series WI
3.750% due 03/15/25 687 740
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 650 678
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 566
McDonald's Corp.
3.300% due 07/01/25 400 435
Merck & Co., Inc.
2.800% due 05/18/23 645 674
2.750% due 02/10/25 1,100 1,177
Microsoft Corp.
2.650% due 11/03/22 1,052 1,082
2.000% due 08/08/23 556 574
3.125% due 11/03/25 91 100
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 642 672
Morgan Stanley
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 789
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,030 1,019
Series 1654
4.100% due 05/22/23 385 410
Series GMTN
3.125% due 01/23/23 745 775
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 486
MPLX, LP
3.375% due 03/15/23 400 418
4.000% due 02/15/25 200 219
1.750% due 03/01/26 625 635
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 338
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,761 1,870
New York Life Global Funding
0.400% due 10/21/23 (Þ) 230 230
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/23 550 552
NiSource, Inc.
0.950% due 08/15/25 435 433
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 321 327
Norfolk Southern Corp.
2.903% due 02/15/23 1,235 1,271
Northrop Grumman Corp.
2.930% due 01/15/25 140 149
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 565
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 626 660
Occidental Petroleum Corp.
5.875% due 09/01/25 180 200
Office Properties Income Trust
4.250% due 05/15/24 664 712
Omega Healthcare Investors, Inc.
Series WI
4.500% due 01/15/25 629 690
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 256
Oracle Corp.
2.500% due 10/15/22 657 674
2.500% due 04/01/25 715 753
1.650% due 03/25/26 400 407
Owl Rock Capital Corp.
3.750% due 07/22/25 673 715
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 505
PayPal Holdings, Inc.
2.400% due 10/01/24 540 569
PepsiCo, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 03/01/24 633 681
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,198
Philip Morris International, Inc.
2.875% due 05/01/24 210 223
0.875% due 05/01/26 180 179
Piedmont Operating Partnership, LP
3.400% due 06/01/23 643 667
Pioneer Natural Resources Co.
0.550% due 05/15/23 270 270
1.125% due 01/15/26 110 109
PPG Industries, Inc.
1.200% due 03/15/26 160 161
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 283
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,246
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,224
Prospect Capital Corp.
5.875% due 03/15/23 646 687
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,072
Series REGS
1.170% due 07/15/25 (Þ) 930 937
Range Resources Corp.
Series WI
9.250% due 02/01/26 230 250
Raytheon Technologies Corp.
3.950% due 08/16/25 140 156
Series WI
2.500% due 12/15/22 660 676
Royalty Pharma PLC
0.750% due 09/02/23 (Þ) 480 482
Salesforce.com, Inc.
3.250% due 04/11/23 80 84
Santander Holdings USA, Inc.
Series WI
3.400% due 01/18/23 661 687
Service Properties Trust
7.500% due 09/15/25 490 552
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 648 692
Southern Power Co.
0.900% due 01/15/26 550 545
Southwest Airlines Co.
5.250% due 05/04/25 170 194
Spectra Energy Partners, LP
4.750% due 03/15/24 608 666
State Street Corp.
3.100% due 05/15/23 1,100 1,154
Synchrony Financial
4.250% due 08/15/24 655 715
Sysco Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 04/01/25 106 123
TCI Communications, Inc.
7.875% due 02/15/26 522 676
Thermo Fisher Scientific, Inc.
4.133% due 03/25/25 576 639
Time Warner Entertainment Co., LP
8.375% due 03/15/23 607 682
T-Mobile USA, Inc.
2.250% due 02/15/26 470 475
Series WI
3.500% due 04/15/25 1,055 1,145
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 703
Series GMTN
2.700% due 01/11/23 1,450 1,501
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 649
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 669 687
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 616 651
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 710 731
United Parcel Service, Inc.
2.500% due 04/01/23 651 674
UnitedHealth Group, Inc.
2.375% due 08/15/24 690 728
Upjohn, Inc.
1.650% due 06/22/25 (Þ) 225 229
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,232
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,192
2.050% due 01/21/25 340 355
Verizon Communications, Inc.
0.750% due 03/22/24 290 291
1.450% due 03/20/26 330 335
Visa, Inc.
3.150% due 12/14/25 280 307
VMware, Inc.
1.000% due 08/15/24 695 697
Vontier Corp.
1.800% due 04/01/26 (Þ) 165 166
Vornado Realty Trust
3.500% due 01/15/25 553 590
Walmart, Inc.
3.400% due 06/26/23 1,500 1,583
2.850% due 07/08/24 639 682
Walt Disney Co. (The)
1.750% due 08/30/24 1,400 1,449

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 1,040 1,042
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,370 1,433
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 890
Series BKNT
3.550% due 08/14/23 1,165 1,239
Western Midstream Operating, LP
4.650% due 07/01/26 490 525
Westinghouse Air Brake Technologies
Corp.
4.375% due 08/15/23 642 679
3.200% due 06/15/25 225 240
Williams Cos., Inc. (The)
4.300% due 03/04/24 830 899
170,472
International Debt - 21.1%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 601 686
Abu Dhabi Government International
Bond
0.750% due 09/02/23 (Þ) 440 442
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
3.500% due 01/15/25 210 223
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 584
AP Moller - Maersk A/S
3.750% due 09/22/24 (Þ) 635 687
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 184
Balboa Bay Loan Funding, Ltd.
Series 2020-1A Class A
1.484% due 01/20/32 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 325 325
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 573
Banco Santander Chile
3.875% due 09/20/22 (Þ) 655 678
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
4.125% due 11/09/22 (Þ) 645 671
Banco Santander SA
3.848% due 04/12/23 847 894
2.746% due 05/28/25 200 211
Bancolombia SA
3.000% due 01/29/25 559 565
Bank of Montreal
2.500% due 06/28/24 1,900 2,004
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 589
Bank of Nova Scotia (The)
1.950% due 02/01/23 625 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 05/01/23 691 707
0.650% due 07/31/24 1,380 1,381
1.050% due 03/02/26 540 538
Barclays PLC
1.536% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 407
4.375% due 09/11/24 664 724
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 592
BAT Capital Corp.
1.668% due 03/25/26 725 732
3.215% due 09/06/26 260 279
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 601 687
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 622 676
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 584
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 637 685
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 170 171
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 589
4.375% due 09/28/25 (Þ) 615 683
Series REGS
3.500% due 03/01/23 1,100 1,152
BP Capital Markets PLC
2.750% due 05/10/23 651 678
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 330
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 1,600 1,617
2.606% due 07/22/23 (USD 3 Month
LIBOR + 0.785%)(Ê) 687 702
0.950% due 10/23/25 220 220
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 279
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 612 657
Cencosud SA
5.150% due 02/12/25 (Þ) 511 564
CNH Industrial NV
4.500% due 08/15/23 631 679
Cooperatieve Rabobank UA
4.625% due 12/01/23 690 752
Credicorp , Ltd.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 06/17/25 (Þ) 679 689
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 651
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 337
Credit Suisse Group AG
Series WI
3.800% due 09/15/22 644 669
3.800% due 06/09/23 1,206 1,276
Daimler Finance NA LLC
2.550% due 08/15/22 (Þ) 643 657
1.450% due 03/02/26 (Þ) 210 213
Danone SA
2.589% due 11/02/23 (Þ) 659 687
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 299
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 717 723
Deutsche Bank AG
3.300% due 11/16/22 575 595
3.700% due 05/30/24 631 676
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 664 690
DNB Bank ASA
2.150% due 12/02/22 (Þ) 663 680
Ecopetrol SA
5.375% due 06/26/26 629 690
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 622 664
Equinor ASA
2.875% due 04/06/25 3,420 3,666
Falabella SA
3.750% due 04/30/23 (Þ) 642 669
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 684 686
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 120 125
3.375% due 05/15/23 513 541
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 540 582
Heineken NV
2.750% due 04/01/23 (Þ) 281 291
HSBC Holdings PLC
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 290
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 274
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 631 687
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 540 561
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 638 665
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lloyds Banking Group PLC
2.250% due 08/14/22 1,125 1,147
3.900% due 03/12/24 540 584
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 635 672
Magnetite XXVIII, Ltd.
Series 2020-28A Class A
1.395% due 10/25/31 (USD 3 Month
LIBOR + 1.270%)(Ê)(Þ) 435 435
Meituan
2.125% due 10/28/25 (Þ) 675 656
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 472
1.412% due 07/17/25 650 660
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 704
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 372
National Bank of Canada
2.100% due 02/01/23 691 709
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 330
Natwest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 587
Neuberger Berman CLO, Ltd.
Series 2021-40A Class A
1.248% due 04/16/33 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 275 276
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 417
Nordea Bank Abp
4.250% due 09/21/22 (Þ) 514 535
0.750% due 08/28/25 (Þ) 270 268
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 552
Octagon Investment Partners II LLC
Series 2021-1A Class XR3
0.804% due 02/14/31 (USD 3 Month
LIBOR + 0.650%)(Ê)(Þ) 200 200
Petrobras Global Finance BV
6.250% due 03/17/24 260 291
POSCO
2.375% due 11/12/22 (Þ) 662 676
Prosus NV
3.061% due 07/13/31 (Þ) 240 237
Province of Ontario
2.200% due 10/03/22 1,300 1,331
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 553 572
Qatar Government International Bond
Series REGS
3.250% due 06/02/26 430 470
Qatar Petroleum

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 09/12/26 (Þ) 330 331
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 250 251
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 396
Royal Bank of Canada
0.500% due 10/26/23 700 702
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 628 671
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 577
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 588
Schneider Electric SE
2.950% due 09/27/22 (Þ) 633 652
Shell International Finance BV
2.250% due 01/06/23 661 679
3.400% due 08/12/23 1,100 1,167
2.375% due 04/06/25 240 253
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 684 681
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 269
Societe Generale SA
4.250% due 04/14/25 (Þ) 642 702
Standard Chartered PLC
3.885% due 03/15/24 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 675 708
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 281
State Bank of India
4.875% due 04/17/24 (Þ) 385 421
Statoil ASA
2.450% due 01/17/23 659 680
Sumitomo Mitsui Banking Corp.
0.850% due 03/25/24 (Þ) 520 523
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 626 681
Suncor Energy, Inc.
2.800% due 05/15/23 850 883
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 607 653
Symphony CLO V, Ltd.
Series 2021-26A Class X
0.684% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 275 275
Symphony CLO XIV, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 410
Telefonica Emisiones SA
4.570% due 04/27/23 624 666
Tencent Holdings, Ltd.
3.800% due 02/11/25 (Þ) 610 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.985% due 01/19/23 260 268
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 297
3.150% due 10/01/26 280 269
Toronto-Dominion Bank (The)
0.250% due 01/06/23 691 691
0.450% due 09/11/23 1,450 1,452
0.750% due 09/11/25 540 537
Total Capital International SA
2.700% due 01/25/23 676 700
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 628 656
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 173
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 399
UBS AG
0.450% due 02/09/24 (Þ) 1,650 1,644
UBS Group AG
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 937
UBS Group Funding Switzerland AG
4.125% due 09/24/25 (Þ) 540 605
Unilever Capital Corp.
2.600% due 05/05/24 640 675
3.100% due 07/30/25 1,500 1,637
Vale Overseas, Ltd.
6.250% due 08/10/26 170 204
Vodafone Group PLC
2.500% due 09/26/22 667 684
Volkswagen Group of America Finance
LLC
2.700% due 09/26/22 (Þ) 655 672
Westpac Banking Corp.
2.000% due 01/13/23 395 405
87,076
Loan Agreements - 0.0%
Sungard Availability Services Capital,
Inc. Term Loan
0.028% due 11/03/22 (USD 3 Month
LIBOR + 2.750%)(Ê) 241 22
Mortgage-Backed Securities - 7.7%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 310
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 119 121
Series 2020-BN28 Class A1
0.628% due 03/15/63 166 166
Series 2020-BN29 Class A1
0.549% due 11/15/53 1,188 1,190

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BDS
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 260 260
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 165 166
Series 2020-B21 Class A1
0.537% due 12/17/53 295 296
Series 2020-B22 Class A1
0.509% due 01/15/54 1,168 1,161
Series 2021-B27 Class XA
Interest Only STRIP
1.274% due 07/15/54 (~)(Ê) 4,190 417
BX Commercial Mortgage Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 547
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 599 600
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 240 252
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 254
BX Trust
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 440
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 386
Cantor Commercial Real Estate Co. LP
Series 2019-MF1 Class E
3.200% due 08/21/32 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 250 249
Citigroup Commercial Mortgage Trust
Series 2017-P8 Class A1
2.065% due 09/15/50 348 350
Series 2020-GC46 Class A1
1.846% due 02/15/53 143 146
Commercial Mortgage Trust
Series 2012-CR3 Class ASB
2.372% due 10/15/45 42 42
Series 2013-CR11 Class ASB
3.660% due 10/10/46 125 128
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 490
Series 2014-CR20 Class ASB
3.305% due 11/10/47 188 196
Series 2015-CR22 Class ASB
3.144% due 03/10/48 160 167
Series 2015-LC23 Class ASB
3.598% due 10/10/48 44 46
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 317
CORE Mortgage Trust
Series 2019-CORE Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.065% due 12/15/31 (USD 1 Month
LIBOR + 0.880%)(Ê)(Þ) 111 111
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 471
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 104 110
Series 2015-C3 Class ASB
3.448% due 08/15/48 134 140
Series 2016-C7 Class ASB
3.314% due 11/15/49 228 241
Series 2020-C19 Class A1
1.296% due 03/15/53 230 232
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 320 321
Fannie Mae
4.500% due 2025 56 58
2.000% due 2030 4,359 4,528
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 12 12
Series 2012-111 Class UC
1.350% due 10/25/27 898 913
Series 2013-21 Class BA
1.000% due 03/25/23 126 126
Fannie Mae-Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 1,044 1,067
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 748 766
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.233% due 08/25/22 (~)(Ê) 8 —
Series 2013-K032 Class X1
Interest Only STRIP
0.094% due 05/25/23 (~)(Ê) 119 —
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 294 293
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 327 333
Series 2013-4182 Class UC
1.500% due 09/15/27 284 290
Series 2014-4315 Class CA
2.000% due 01/15/23 107 107
Series 2014-4399 Class A
2.500% due 07/15/24 — —
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 250 251

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 210 211
Series 2020-DNA3 Class M2
3.171% due 06/25/50 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 327 329
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 198 199
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 7 7
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 434 445
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 410
GS Mortgage Securities Trust
Series 2012-GC6 Class A3
3.482% due 01/10/45 169 169
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 250
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 221 223
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 727 738
Series 2014-C21 Class AS
3.997% due 08/15/47 300 320
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 122
Series 2017-JP5 Class ASB
3.549% due 03/15/50 395 427
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 940
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 220 220
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 250
Mello Warehouse Securitization Trust
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 220 221
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,910
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C12 Class ASB
3.824% due 10/15/46 156 161
Series 2016-C32 Class ASB
3.514% due 12/15/49 318 342
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.244% due 03/15/45 366 368
Series 2021-L5 Class A1
0.785% due 04/15/26 443 444
MSG III Securitization Trust
Series 2021-1 Class D
1.391% due 06/25/54 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 250 249
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 138 138
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 122 122
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 223 227
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 250
Wells Fargo Commercial Mortgage Trust
3.000% due 07/25/50 362 369
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 182 190
Series 2017-C41 Class A1
2.279% due 11/15/50 537 541
Series 2018-C43 Class A1
2.890% due 03/15/51 72 72
Series 2020-C57 Class A1
0.903% due 08/15/53 176 176
WFRBS Commercial Mortgage Trust
Series 2014-C25 Class ASB
3.369% due 11/15/47 757 790
31,897
Municipal Bonds - 0.5%
Taxable Municipal Funding Trust
0.370% due 02/01/31 (~)(Ê)(Þ) 650 650
Taxable Municipal Funding Trust
Revenue Bonds
0.350% due 04/01/25 (~)(Ê)(Þ) 100 100
0.510% due 09/01/30 (~)(Ê)(Þ) 1,380 1,380
2,130
United States Government Agencies - 0.9%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,905
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,499
Tennessee Valley Authority
0.750% due 05/15/25 370 372

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3,776
United States Government Treasuries - 8.9%
United States Treasury Notes
0.125% due 10/31/22 940 940
0.125% due 05/31/23 17,560 17,549
0.375% due 04/15/24 7,840 7,856
0.250% due 06/15/24 4,280 4,271
0.250% due 08/31/25 470 464
0.250% due 09/30/25 450 444
0.250% due 10/31/25 595 586
0.750% due 05/31/26 4,480 4,495
36,605
Total Long-Term Investments
(cost
$355,211
) 359,210
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
3,285
—
Total Common Stocks
(cost $82) —
Short-Term Investments - 12.9%
America Movil SAB de CV
3.125% due 07/16/22 340 348
American Express Co.
2.750% due 05/20/22 890 906
Apple, Inc.
Series 5YR
2.500% due 02/09/22 620 626
Barclays Bank PLC
1.700% due 05/12/22 630 637
Becton Dickinson and Co.
2.894% due 06/06/22 320 326
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 1,300 1,301
Caterpillar Financial Services Corp.
Series WI
1.931% due 10/01/21 890 892
Credit Suisse
2.100% due 11/12/21 1,500 1,508
Daimler Finance NA LLC
Series REGS
3.400% due 02/22/22 1,600 1,628
Eni Finance USA, Inc.
1.086% due 08/04/21 (ç)(Þ)(ž) 311 311
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 417
Fannie Mae
4.500% due 12/01/21 — —
Ford Motor Credit Co. LLC
Series FXD
3.813% due 10/12/21 780 784
General Motors Financial Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 11/06/21 785 793
3.450% due 04/10/22 410 416
3.550% due 07/08/22 675 694
International Business Machines Corp.
1.971% due 11/06/21 (USD 3 Month
LIBOR + 0.580%)(Ê) 490 491
Jackson National Life Global Funding
3.300% due 02/01/22 (Þ) 795 807
Johnson & Johnson
2.250% due 03/03/22 1,100 1,111
Kroger Co. (The)
3.400% due 04/15/22 240 243
Kuwait Government International Bond
Series REGS
2.750% due 03/20/22 240 244
Mondelez International, Inc.
0.625% due 07/01/22 210 211
Novartis Capital Corp.
2.400% due 05/17/22 1,350 1,372
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 459
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 429
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,165 1,185
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 800 810
Southern California Edison Co.
1.845% due 02/01/22 439 440
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ)(ç) 56 56
Sungard AS New Holdings III LLC Term
Loan
0.038% due 02/03/22 (USD 3 Month
LIBOR + 0.000%)(Ê) 75 68
Svenska Handelsbanken AB
0.120% due 12/23/21 (Þ)(ž) 2,000 1,999
Total Capital International SA
2.875% due 02/17/22 1,731 1,756
U.S. Cash Management Fund(@) 6,799,091(∞) 6,799
UniCredit SpA
6.572% due 01/14/22 (Þ) 480 492
Union Pacific Corp.
4.163% due 07/15/22 240 246
United States Treasury Bills
Series WI
0.011% due 08/03/21 (ž)(ç) 900 900
United States Treasury Notes
1.500% due 10/31/21 4,420 4,436
1.875% due 01/31/22 16,300 16,446
Zions Bancorp NA
Series BKNT

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 03/04/22 870 883
Total Short-Term Investments
(cost $53,257) 53,470
Total Investments - 99.9%
(identified cost $408,550) 412,680
Other Assets and Liabilities,
Net - 0.1%
530
Net Assets - 100.0%
413,210

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.7%
7-Eleven, Inc. 01/27/21 250,000 99.93 250
250
ABN AMRO Bank NV 06/11/21 601,000 113.99 685
686
Abu Dhabi Government International Bond 05/20/21 440,000 100.97 444
442
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
510
AIG Global Funding 06/29/20 545,000 99.95 545
550
Anglo American Capital PLC 05/20/21 540,000 108.08 584
584
AP Moller - Maersk A/S 05/07/21 635,000 107.86 685
687
Athene Global Funding 05/21/21 715,000 100.00 715
718
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.98 303
310
Avery Point VII CLO, Ltd. 07/26/21 511,969 100.05 512
512
Aviation Capital Group LLC 12/22/20 656,000 103.30 678
687
Avis Budget Rental Car Funding (AESOP) LLC 02/04/19 1,950,000 100.99 1,955
1,977
Avis Budget Rental Car Funding (AESOP) LLC 11/13/20 293,333 100.90 296
295
Avolon Holdings Funding, Ltd. 05/20/21 170,000 107.26 182
184
Balboa Bay Loan Funding, Ltd. 11/18/20 325,000 100.00 325
325
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 102.78 552
573
Banco Santander Chile 04/06/21 655,000 103.69 679
678
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/06/21 645,000 103.61 668
671
Bank of the West Auto Trust 10/31/18 49,303 100.00 49
49
Bayer US Finance II LLC 05/07/21 601,000 114.36 687
687
BBVA Bancomer SA 11/05/20 622,000 106.95 665
676
BDS 07/22/21 260,000 100.00 260
260
Bharti Airtel International Netherlands BV 06/03/20 552,000 102.97 568
584
BMW US Capital LLC 08/06/19 1,300,000 99.96 1,299
1,301
BMW US Capital LLC 05/20/21 170,000 100.64 171
171
BNP Paribas SA 05/20/21 540,000 109.29 590
589
BNP Paribas SA 05/26/21 615,000 111.09 683
683
BX Commercial Mortgage Trust 10/09/19 598,759 99.98 599
600
BX Commercial Mortgage Trust 11/09/20 547,261 99.40 544
547
BX Commercial Mortgage Trust 06/16/21 250,000 100.46 251
254
BX Commercial Mortgage Trust 06/30/21 240,000 103.58 249
252
BX Trust 01/05/21 440,000 100.00 440
440
BXMT, Ltd. 04/09/21 330,000 100.00 330
330
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
386
Cantor Commercial Real Estate Co. LP 06/17/21 250,000 99.94 250
249
Cargill, Inc. 01/28/21 110,000 99.69 110
109
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
279
CCO Holdings LLC / CCO Holdings Capital Corp. 05/20/21 186,000 103.26 192
192
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
321
Cencosud SA 07/13/20 511,000 105.51 539
564
CIFC Funding, Ltd. 07/27/21 330,000 100.05 330
330
Commercial Mortgage Trust 01/30/20 310,000 102.75 319
317
CORE Mortgage Trust 03/01/19 110,855 97.98 109
111
Cosmopolitan Hotel Trust 09/11/20 470,000 96.92 456
471
Credicorp , Ltd. 06/07/21 679,000 100.19 680
689
Credit Agricole SA 08/20/20 590,000 109.68 647
651
Credit Agricole SA 05/20/21 340,000 98.69 336
337
Daimler Finance NA LLC 03/08/21 643,000 102.04 656
657
Daimler Finance NA LLC 05/20/21 210,000 100.78 212
213
Danone SA 05/07/21 659,000 104.18 687
687
Danske Bank A/S 10/14/20 717,000 99.90 716
723
Danske Bank A/S 05/20/21 270,000 110.63 299
299
Deutsche Telekom International Finance BV 05/07/21 664,000 103.67 688
690
Diamond Resorts Owner Trust 04/12/21 326,680 100.00 327
329
DNB Bank ASA 02/16/21 663,000 102.52 680
680
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
250
Eni Finance USA, Inc. 05/10/21 311,000 100.00 311
311
Eni SpA 08/10/20 622,000 106.03 660
664
ERAC USA Finance LLC 05/31/17 415,000 100.02 415
417
Extended Stay America Trust 06/24/21 320,000 100.00 320
321
Falabella SA 08/21/20 642,000 102.64 659
669
Freddie Mac STACR REMIC Trust 07/19/21 250,000 100.00 250
251
Freddie Mac Structured Agency Credit Risk Debt Notes 06/15/21 197,959 101.18 200
199
Freddie Mac Structured Agency Credit Risk Debt Notes 06/22/21 327,138 100.68 329
329
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 210,000 100.86 212
211
GA Global Funding Trust Secured 01/08/21 285,000 99.90 285
291

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 229
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Galton Funding Mortgage Trust 01/25/18 7,280 100.85 7
7
Georgia-Pacific LLC 05/20/21 170,000 98.35 167
169
Glencore Funding LLC 05/20/21 540,000 107.81 582
582
GoodGreen Trust 04/21/21 245,512 99.97 245
250
Great Lakes Kcap F3c Senior LLC 07/26/21 420,000 100.00 420
420
Great Wolf Trust 09/01/20 410,000 97.03 398
410
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.07 258
259
Halsey Point CLO I, Ltd. 07/28/21 250,000 100.25 251
251
Hawaii Hotel Trust 06/17/21 250,000 100.16 250
250
Heineken NV 10/08/20 281,000 103.25 290
291
Hertz Vehicle Financing LLC 06/24/21 250,000 99.95 250
254
Hertz Vehicle Financing LLC 06/24/21 450,000 99.98 450
453
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
312
Highmark, Inc. 05/05/21 520,000 99.87 519
524
Hilton Grand Vacations Trust 06/02/20 302,914 99.99 303
315
Hyundai Capital America 09/15/20 280,000 99.93 280
282
Hyundai Capital America 01/05/21 190,000 99.88 190
189
Hyundai Capital America 05/21/21 210,000 99.80 210
209
ICICI Bank, Ltd. 07/07/21 631,000 108.78 686
687
Intesa Sanpaolo SpA 05/20/21 540,000 103.90 561
561
Inversiones CMPC SA 04/06/21 638,000 105.11 671
665
Jackson National Life Global Funding 01/29/19 795,000 99.98 795
807
Jackson National Life Global Funding 06/23/20 650,000 106.38 691
703
JPMorgan Chase Bank NA 08/27/20 483,692 100.00 484
485
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
940
KKR Industrial Portfolio Trust 01/12/21 220,000 100.00 220
220
Lukoil International Finance BV 10/02/19 635,000 103.60 658
672
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.08 330
331
Magnetite XXVIII, Ltd. 09/10/20 435,000 100.00 435
435
MBRT Institutional Ownership 06/17/21 250,000 99.50 249
250
Meituan 03/08/21 675,000 100.27 677
656
Mello Warehouse Securitization Trust 10/21/20 220,000 100.00 220
221
Mercury Financial, Inc. 06/17/21 250,000 100.61 252
248
Mondelez International, Inc. 11/09/20 642,000 104.09 668
672
MSG III Securitization Trust 06/17/21 250,000 100.00 250
249
National Securities Clearing Corp. 05/20/21 340,000 98.91 336
338
Nationwide Building Society 05/20/21 330,000 100.03 330
330
Navient Private Education Refi Loan Trust 01/28/21 312,675 102.18 319
318
Nestle Holdings, Inc. 01/14/20 1,761,000 104.32 1,830
1,870
Neuberger Berman CLO, Ltd. 01/27/21 275,000 100.00 275
276
New York Life Global Funding 05/20/21 230,000 100.14 230
230
Nissan Motor Acceptance Corp. 03/08/21 321,000 101.94 327
327
Nissan Motor Acceptance Corp. 05/20/21 400,000 104.31 417
417
Nordea Bank AB 07/02/20 514,000 103.25 531
535
Nordea Bank Abp 05/21/21 270,000 99.22 268
268
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.84 569
565
NTT Finance Corp. 02/24/21 550,000 100.00 550
552
OCP CLO, Ltd. 07/26/21 390,000 100.05 390
390
Octagon Investment Partners II LLC 02/18/21 200,000 100.00 200
200
Onslow Bay Financial LLC 02/14/20 137,887 100.00 138
138
Onslow Bay Financial LLC 09/18/20 122,209 100.00 122
122
OZLM XII Ltd. 07/26/21 88,246 100.03 88
88
Pacific Life Global Funding II 06/17/20 500,000 99.83 499
505
PMT Credit Risk Transfer Trust 06/14/21 222,717 100.81 225
227
POSCO 03/08/21 662,000 102.07 676
676
Principal Life Global Funding II 06/16/20 280,000 99.94 280
283
Prosus NV 07/07/21 240,000 100.00 240
237
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,072
Protective Life Global Funding 07/08/20 930,000 100.00 930
937
PTT Global Chemical PCL 01/03/20 553,000 102.11 565
572
Qatar Petroleum 06/30/21 330,000 99.91 330
331
Radnor RE, Ltd. 06/18/21 250,000 100.00 250
251
Reckitt Benckiser Treasury Services PLC 06/22/17 1,165,000 99.98 1,165
1,185
Roche Holdings, Inc. 05/07/20 374,000 105.03 393
396
Royalty Pharma PLC 08/24/20 480,000 99.53 478
482
SABIC Capiral II BV 12/03/19 628,000 104.30 655
671
Santander UK Group Holdings PLC 07/30/20 531,000 107.33 570
577
Saudi Arabian Oil Co. 04/06/20 560,000 100.29 562
588

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Schneider Electric SE 09/14/20 633,000 102.78 651
652
SK Hynix, Inc. 03/08/21 684,000 100.01 684
681
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.44 268
269
Societe Generale SA 06/02/20 642,000 104.18 669
702
SoFi Professional Loan Program Trust 05/14/20 98,032 99.98 98
100
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 56,250 99.75 56
56
Standard Chartered PLC 06/02/20 675,000 103.65 700
708
Standard Chartered PLC 05/21/21 280,000 100.77 282
281
Starwood Real Estate Income Trust 07/12/21 250,000 99.64 249
250
State Bank of India 06/03/20 385,000 105.30 405
421
Sumitomo Mitsui Banking Corp. 03/18/21 520,000 99.95 520
523
Sumitomo Mitsui Financial Group, Inc. 06/08/21 626,000 109.13 683
681
Sura Asset Management SA 08/21/20 607,000 107.09 650
653
Svenska Handelsbanken AB 03/29/21 2,000,000 99.92 1,998
1,999
Symphony CLO V, Ltd. 02/05/21 275,000 100.00 275
275
Symphony CLO XIV, Ltd. 09/09/20 410,000 98.92 406
410
Taxable Municipal Funding Trust 02/08/21 650,000 100.00 650
650
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 1,380,000 100.00 1,380
1,380
Taxable Municipal Funding Trust Revenue Bonds 03/03/21 100,000 100.00 100
100
Tencent Holdings, Ltd. 11/09/20 610,000 108.46 662
663
Towd Point Mortgage Trust 07/01/19 124,241 101.37 126
129
Tryon Park CLO, Ltd. 07/26/21 277,695 100.03 278
278
TSMC Global, Ltd. 09/23/20 405,000 99.92 405
399
UBS AG 02/05/21 1,650,000 100.01 1,649
1,644
UBS Group AG 07/27/20 930,000 100.00 930
937
UBS Group Funding Switzerland AG 05/21/21 540,000 111.58 603
605
UniCredit SpA 05/21/21 480,000 102.60 492
492
UNIFY Auto Receivables Trust 03/18/21 600,000 100.00 600
601
United Airlines, Inc. 05/21/21 710,000 103.31 734
731
Upjohn, Inc. 06/17/20 225,000 99.83 225
229
Volkswagen Group of America Finance LLC 03/08/21 655,000 102.54 672
672
Vontier Corp. 03/03/21 165,000 99.87 165
166
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
570
Voya CLO, Ltd. 07/27/21 370,000 100.05 370
370
Wendy's Co. (The) 06/15/21 250,000 100.00 250
254
Wheels SPV 2 LLC 09/11/20 631,088 100.03 631 632
81,605
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 174 AUD 25,299 09/21
479
Canadian 10 Year Government Bond Futures 29 CAD 4,292 09/21
95
Eurodollar Futures 26 USD 6,461 06/23
11
Eurodollar Futures 56 USD 13,874 12/23
22
United States 2 Year Treasury Note Futures 86 USD 18,976 09/21
(1)
United States 5 Year Treasury Note Futures 113 USD 14,062 09/21
69
United States 10 Year Treasury Note Futures 90 USD 12,101 09/21 225
Short Positions
Euro-Bund Futures 79 EUR 13,949 09/21
(460)
Japanese 10 Year Government Bond Futures 3 JPY 456,900 09/21
(23)
Long Gilt Futures 52 GBP 6,749 09/21
(186)
United States 2 Year Treasury Note Futures 37 USD 8,164 09/21
—
United States 5 Year Treasury Note Futures 221 USD 27,502 09/21
(212)
United States 10 Year Treasury Note Futures 8 USD 1,076 09/21 (15)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 231
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 5 Year Treasury Note
Futures Citigroup Call 7 125.00 USD 875 08/27/21 (1)
United States 5 Year Treasury Note
Futures Citigroup Put 8 124.00 USD 992 08/27/21 (1)
Total Liability for Options Written (premiums received $5) (2)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 40 AUD 53 09/09/21 (1)
Bank of America USD 49 NOK 422 09/09/21 (2)
Bank of America AUD 60 USD 46 09/09/21 2
Bank of America AUD 138 USD 102 09/09/21 1
Bank of America AUD 4,972 USD 3,857 09/09/21 208
Bank of America NOK 469 USD 56 09/09/21 3
Bank of America NOK 1,394 USD 159 09/09/21 2
Bank of America NOK 32,034 USD 3,839 09/09/21 213
Bank of New York USD 14 JPY 1,503 09/09/21 —
Bank of New York USD 676 JPY 74,113 09/09/21 (1)
Bank of New York USD 1,045 JPY 114,311 09/09/21 (3)
Bank of New York USD 2,312 NOK 19,067 09/15/21 (153)
Bank of New York JPY 1,446 USD 13 09/09/21 —
Bank of New York SEK 18,200 USD 2,209 09/15/21 94
Citigroup USD 384 GBP 277 09/09/21 2
Citigroup USD 2,705 GBP 1,908 09/09/21 (53)
Citigroup USD 2,867 GBP 2,020 09/09/21 (59)
Citigroup USD 24 NZD 35 09/09/21 —
Citigroup USD 1,777 NZD 2,436 09/09/21 (81)
Citigroup GBP 3,051 USD 4,264 09/09/21 23
Citigroup NZD — USD — 09/09/21 —
Citigroup NZD 6 USD 5 09/09/21 —
JPMorgan Chase USD 2,305 NOK 19,067 09/15/21 (146)
JPMorgan Chase SEK 18,200 USD 2,204 09/15/21 89
Royal Bank of Canada USD 3,848 CAD 4,789 09/09/21 (9)
Royal Bank of Canada USD 5,774 CAD 6,974 09/09/21 (184)
Royal Bank of Canada USD 2,315 NOK 19,067 09/15/21 (157)
Royal Bank of Canada CAD 31 USD 25 09/09/21 —
Royal Bank of Canada CAD 4,829 USD 3,997 09/09/21 126
Royal Bank of Canada SEK 18,200 USD 2,211 09/15/21 96
State Street USD 672 EUR 564 09/09/21 (3)
State Street USD 2,370 EUR 1,939 09/09/21 (68)
State Street USD 1 SEK 11 09/09/21 —
State Street USD 16 SEK 133 09/09/21 —
State Street EUR 7 USD 8 09/09/21 —
State Street EUR 1,528 USD 1,817 09/09/21 3
State Street SEK 202 USD 24 09/09/21 —
State Street SEK 14,718 USD 1,778 09/09/21 67
UBS USD 26 CHF 23 09/09/21 —
UBS USD 35 CHF 32 09/09/21 1
UBS USD 59 CHF 53 09/09/21 —
UBS CHF 5,131 USD 5,729 09/09/21 59
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 69

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 27,232 $ —
$ —
$ 27,232
Corporate Bonds and Notes — 170,472 —
—
170,472
International Debt — 87,076 —
—
87,076
Loan Agreements — 22 —
—
22
Mortgage-Backed Securities — 31,897 —
—
31,897
Municipal Bonds — 2,130 —
—
2,130
United States Government Agencies — 3,776 —
—
3,776
United States Government Treasuries — 36,605 —
—
36,605
Common Stocks — — —
—
—
Short-Term Investments — 46,671 — 6,799 53,470
Total Investments
— 405,881 — 6,799 412,680
Other Financial Instruments
Assets
Futures Contracts 901 — — — 901
Foreign Currency Exchange Contracts — 989 — — 989
Liabilities
Futures Contracts (897) — — — (897)
Options Written (2) — — — (2)
Foreign Currency Exchange Contracts — (920) — — (920)
Total Other Financial Instruments
*
$ 2 $ 69 $ — $ — $ 71
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
1,671
Bermuda ......................................................................................
251
Brazil ...........................................................................................
495
Canada .........................................................................................
15,514
Cayman Islands ............................................................................
6,661
Chile ............................................................................................
3,233
China ...........................................................................................
1,587
Colombia ......................................................................................
1,907
Denmark ......................................................................................
1,709

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 233
Amounts in thousands
Country Exposure
Fair Value
$
Finland ........................................................................................
803
France ..........................................................................................
8,565
Germany ......................................................................................
7,290
India ............................................................................................
1,692
Ireland .........................................................................................
407
Israel ............................................................................................
565
Italy .............................................................................................
2,028
Japan ...........................................................................................
4,554
Kuwait .........................................................................................
244
Mexico .........................................................................................
2,697
Netherlands .................................................................................
4,066
Norway .........................................................................................
5,026
Peru .............................................................................................
689
Qatar ............................................................................................
801
Russia ..........................................................................................
672
Saudi Arabia ................................................................................
1,259
South Africa .................................................................................
584
South Korea .................................................................................
1,357
Spain ............................................................................................
1,771
Sweden .........................................................................................
2,268
Switzerland ..................................................................................
8,406
Taiwan ..........................................................................................
399
Thailand .......................................................................................
573
United Arab Emirates ..................................................................
443
United Kingdom ...........................................................................
15,039
United States ................................................................................
307,454
Total Investments ....................................................................
412,680

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.3%
American Samoa - 0.0%
American Samoa Economic Development Authority Revenue Bonds
(Þ) 125 3.720 09/01/27 127
American Samoa Economic Development Authority Revenue Bonds
(Þ) 100 5.000 09/01/38 126
253
Alabama - 1.2%
Alabama Industrial Development Authority Revenue Bonds
(~)(Ê) 500 6.450 12/01/23 501
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 150 8.000 07/01/28 155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 385 6.000 07/01/45 402
County of Jefferson Sewer Revenue Bonds
500 6.000 10/01/42 581
County of Jefferson Sewer Revenue Bonds
(µ) 225 6.750 10/01/46 232
County of Jefferson Sewer Revenue Bonds
1,220 7.000 10/01/51 1,442
County of Jefferson Sewer Revenue Bonds
(µ) 3,345 5.500 10/01/53 3,764
County of Jefferson Sewer Revenue Bonds
3,095 6.500 10/01/53 3,626
Homewood Educational Building Authority Revenue Bonds
2,500 4.000 12/01/38 2,902
Hoover Industrial Development Board Revenue Bonds
1,150 5.750 10/01/49 1,387
Hoover Industrial Development Board Revenue Bonds
(~)(ae)(Ê) 1,000 6.375 11/01/50 1,289
Houston County Health Care Authority Revenue Bonds
500 5.000 10/01/30 582
Montgomery Educational Building Authority Revenue Bonds
820 5.000 10/01/36 905
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 929 4.500 05/01/32 1,017
18,785
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000 10/01/49 2,276
City of Valdez Revenue Bonds
(~)(Ê) 1,300 0.150 05/01/31 1,300
Northern Tobacco Securitization Corp. Revenue Bonds
200 4.000 06/01/50 237
Northern Tobacco Securitization Corp. Revenue Bonds
3,275 5.300 06/01/66 742
4,555
Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 5,130 1.770 01/01/37 5,109
Arizona Industrial Development Authority Revenue Bonds
(Þ) 500 5.000 06/01/31 601
Arizona Industrial Development Authority Revenue Bonds
(Þ) 1,500 6.000 07/01/37 1,864
Arizona Industrial Development Authority Revenue Bonds
(Þ) 920 5.000 12/15/40 1,080
Arizona Industrial Development Authority Revenue Bonds
400 4.000 07/01/41 466
Arizona Industrial Development Authority Revenue Bonds
(Þ) 25 4.000 12/15/41 28
Arizona Industrial Development Authority Revenue Bonds
110 5.000 01/01/43 116
Arizona Industrial Development Authority Revenue Bonds
200 5.000 05/01/43 213
Arizona Industrial Development Authority Revenue Bonds
125 4.000 11/01/45 146
Arizona Industrial Development Authority Revenue Bonds
1,000 3.000 07/01/46 1,067
Arizona Industrial Development Authority Revenue Bonds
35 4.000 07/01/47 40
Arizona Industrial Development Authority Revenue Bonds
330 5.000 05/01/48 350
Arizona Industrial Development Authority Revenue Bonds
250 4.500 01/01/49 257
Arizona Industrial Development Authority Revenue Bonds
225 5.000 01/01/49 225
Arizona Industrial Development Authority Revenue Bonds
100 4.000 11/01/49 113
Arizona Industrial Development Authority Revenue Bonds
300 4.000 02/01/50 351
Arizona Industrial Development Authority Revenue Bonds
150 4.000 11/01/50 175
Arizona Industrial Development Authority Revenue Bonds
100 5.000 05/01/51 106
Arizona Industrial Development Authority Revenue Bonds
(Þ) 50 4.000 12/15/51 55
Arizona Industrial Development Authority Revenue Bonds
(Þ) 700 5.000 07/15/53 806
Arizona Industrial Development Authority Revenue Bonds
125 5.000 01/01/54 134
Arizona Industrial Development Authority Revenue Bonds
50 5.125 01/01/54 50
Arizona Industrial Development Authority Revenue Bonds
(µ) 500 5.000 06/01/58 613
City of Phoenix Industrial Development Authority Revenue Bonds
(Þ) 2 00 5.000 07/01/35 225
City of Phoenix Industrial Development Authority Revenue Bonds
6 00 5.000 07/01/35 678
City of Phoenix Industrial Development Authority Revenue Bonds
1,000 5.000 07/01/44 1,216
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500 07/01/29 26
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100 07/01/34 27
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750 07/01/43 112

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Glendale Industrial Development Authority Revenue Bonds
715 5.000 05/15/41 826
Glendale Industrial Development Authority Revenue Bonds
400 5.000 05/15/56 457
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 250 6.000 08/01/28 175
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.250 08/01/40 700
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.250 10/01/40 130
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/50 58
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.500 10/01/51 130
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/54 58
Pima County Industrial Development Authority Revenue Bonds
250 4.500 06/01/30 259
Pima County Industrial Development Authority Revenue Bonds
(Þ) 25 5.500 05/01/40 27
Pima County Industrial Development Authority Revenue Bonds
(Þ) 50 5.750 05/01/50 54
Salt Verde Financial Corp. Revenue Bonds
200 5.000 12/01/37 286
Tempe Industrial Development Authority Revenue Bonds
80 5.000 12/01/50 87
Tempe Industrial Development Authority Revenue Bonds
100 5.000 12/01/54 109
19,605
Arkansas - 0.7%
Arkansas Development Finance Authority Revenue Bonds
300 3.500 07/01/38 305
Arkansas Development Finance Authority Revenue Bonds
50 4.250 07/01/41 55
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000 02/01/42 2,262
Arkansas Development Finance Authority Revenue Bonds
900 3.500 07/01/46 926
Arkansas Development Finance Authority Revenue Bonds
(Þ) 1,000 4.500 09/01/49 1,119
Arkansas Development Finance Authority Revenue Bonds
(Þ) 3,500 4.750 09/01/49 4,021
Arkansas Development Finance Authority Revenue Bonds
75 4.000 07/01/52 81
Arkansas River Power Authority Revenue Bonds
1,680 5.000 10/01/33 2,052
10,821
California - 10.2%
Alhambra Unified School District General Obligation Unlimited
(µ) 1,150 4.220 08/01/37 860
Bay Area Toll Authority Revenue Bonds
150 3.000 04/01/54 160
California Community Housing Agency Revenue Bonds
(Þ) 1,000 5.000 08/01/50 1,174
California Community Housing Agency Revenue Bonds
(Þ) 2,400 4.000 02/01/56 2,738
California Community Housing Agency Revenue Bonds
(Þ) 1,600 3.000 08/01/56 1,667
California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 60
California County Tobacco Securitization Agency Revenue Bonds
195 5.000 06/01/49 245
California County Tobacco Securitization Agency Revenue Bonds
800 4.072 06/01/55 215
California County Tobacco Securitization Agency Revenue Bonds
680 4.904 06/01/55 139
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296 06/01/55 552
California Enterprise Development Authority Revenue Bonds
35 5.000 08/01/50 44
California Enterprise Development Authority Revenue Bonds
50 5.000 08/01/55 62
California Enterprise Development Authority Revenue Bonds
25 5.000 08/01/57 31
California Enterprise Development Authority Revenue Bonds
(Þ) 250 4.000 06/01/61 281
California Health Facilities Financing Authority Revenue Bonds
(Þ) 250 5.000 11/15/36 301
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/42 1,224
California Infrastructure & Economic Development Bank Revenue Bonds
(Þ) 835 4.125 01/01/35 948
California Municipal Finance Authority Revenue Bonds
1,500 4.000 07/15/29 1,761
California Municipal Finance Authority Revenue Bonds
340 5.000 10/01/33 423
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/35 279
California Municipal Finance Authority Revenue Bonds
(Þ) 1,500 5.000 11/01/36 1,777
California Municipal Finance Authority Revenue Bonds
650 5.000 12/31/37 805
California Municipal Finance Authority Revenue Bonds
500 5.000 12/31/38 618
California Municipal Finance Authority Revenue Bonds
1,130 5.000 10/01/39 1,358
California Municipal Finance Authority Revenue Bonds
1,000 4.250 02/01/40 1,102
California Municipal Finance Authority Revenue Bonds
(Þ) 1,000 5.375 11/01/40 1,163
California Municipal Finance Authority Revenue Bonds
4,900 5.000 12/31/43 6,011
California Municipal Finance Authority Revenue Bonds
125 5.000 02/01/47 150
California Municipal Finance Authority Revenue Bonds
3,000 5.000 11/01/47 3,451
California Municipal Finance Authority Revenue Bonds
100 5.000 05/15/49 123
California Municipal Finance Authority Revenue Bonds
(Þ) 1,815 5.000 07/01/49 2,139
California Municipal Finance Authority Revenue Bonds
60 5.000 10/01/49 71

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds
3,700 5.000 06/01/50 4,103
California Municipal Finance Authority Revenue Bonds
100 4.000 07/01/51 116
California Municipal Finance Authority Revenue Bonds
50 5.000 05/15/52 61
California Municipal Finance Authority Revenue Bonds
(Þ) 65 5.000 07/01/52 74
California Municipal Finance Authority Revenue Bonds
(µ) 1,000 3.000 05/15/54 1,078
California Municipal Finance Authority Revenue Bonds
95 5.000 10/01/54 112
California Municipal Finance Authority Revenue Bonds
50 4.000 07/01/55 58
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 4.000 11/01/23 550
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375 07/01/25 1,115
California Pollution Control Financing Authority Revenue Bonds
(Þ) 450 6.750 12/01/28 494
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 5.000 07/01/39 671
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,520 7.500 12/01/40 2,779
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,670 5.000 11/21/45 2,956
California Public Finance Authority Revenue Bonds
(Þ) 600 6.250 07/01/54 699
California School Finance Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/37 1,166
California School Finance Authority Revenue Bonds
(Þ) 465 4.000 07/01/38 535
California School Finance Authority Revenue Bonds
60 4.000 07/01/45 60
California School Finance Authority Revenue Bonds
(Þ) 500 5.000 08/01/45 570
California School Finance Authority Revenue Bonds
(Þ) 1,100 4.000 10/01/46 1,247
California School Finance Authority Revenue Bonds
(Þ) 100 5.000 07/01/50 115
California School Finance Authority Revenue Bonds
(Þ) 200 5.000 10/01/50 240
California School Finance Authority Revenue Bonds
100 4.000 06/01/51 108
California School Finance Authority Revenue Bonds
1,000 4.000 11/01/51 1,147
California School Finance Authority Revenue Bonds
(Þ) 600 5.000 06/01/58 654
California School Finance Authority Revenue Bonds
(Þ) 150 5.000 07/01/59 171
California School Finance Authority Revenue Bonds
80 4.000 06/01/61 86
California School Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/61 113
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 2,000 0.090 05/15/24 2,000
California Statewide Communities Development Authority Revenue Bonds
460 5.000 05/15/32 515
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.000 11/01/32 243
California Statewide Communities Development Authority Revenue Bonds
675 5.000 08/01/37 818
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.250 07/01/39 222
California Statewide Communities Development Authority Revenue Bonds
500 5.000 05/15/42 606
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000 10/01/43 1,056
California Statewide Communities Development Authority Revenue Bonds
(Þ) 500 5.750 01/15/45 526
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,600 5.000 12/01/46 2,932
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000 04/01/47 2,591
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/47 180
California Statewide Communities Development Authority Revenue Bonds
(Þ) 250 5.250 07/01/49 273
California Statewide Communities Development Authority Revenue Bonds
125 5.000 05/15/50 150
California Statewide Communities Development Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 120
California Statewide Communities Development Authority Revenue Bonds
695 5.500 12/01/54 790
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,500 5.250 12/01/56 2,832
California Statewide Communities Development Authority Revenue Bonds
(Þ) 1,000 5.500 12/01/58 1,196
California Statewide Communities Development Authority Special Assessment
120 5.000 09/02/39 147
California Statewide Communities Development Authority Special Assessment
50 4.000 09/02/44 58
California Statewide Communities Development Authority Special Assessment
115 5.000 09/02/44 140
California Statewide Communities Development Authority Special Assessment
75 5.000 09/02/48 91
California Statewide Communities Development Authority Special Assessment
135 5.000 09/02/49 164
California Statewide Communities Development Authority Special Assessment
470 4.000 09/02/50 534
California Statewide Communities Development Authority Special Assessment
55 5.000 09/02/50 67
California Statewide Communities Development Authority Special Tax
600 4.000 09/01/40 688
California Statewide Communities Development Authority Special Tax
1,300 4.000 09/01/50 1,472
California Statewide Communities Development Authority Special Tax
75 4.000 09/01/51 86
California Statewide Financing Authority Revenue Bonds
3,210 7.459 06/01/46 631
California Statewide Financing Authority Revenue Bonds
20,000 8.602 06/01/55 1,951
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
75 4.000 09/01/46 85

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
75 4.000 09/01/51 85
City & County of San Francisco Special Tax District No. 2020-1 Special Tax
(Þ) 100 4.000 09/01/51 115
City of Atwater Wastewater Revenue Bonds
(µ) 240 5.000 05/01/43 287
City of Calimesa Communities Facilities Special Tax
820 4.000 09/01/50 924
City of Fontana Special Tax
25 4.000 09/01/46 29
City of Fontana Special Tax
25 4.000 09/01/51 29
City of Irvine Special Tax
(µ) 100 5.000 09/01/51 119
City of Long Beach Marina System Revenue Bonds
225 5.000 05/15/40 250
City of Long Beach Marina System Revenue Bonds
1,185 5.000 05/15/45 1,311
City of Oakland General Obligation Unlimited
250 3.000 01/15/50 271
City of Ontario Community Facilities District No. 43 Special Tax
50 4.000 09/01/50 57
City of Oroville Revenue Bonds
100 5.250 04/01/34 119
City of Oroville Revenue Bonds
185 5.250 04/01/39 217
City of Oroville Revenue Bonds
885 5.250 04/01/49 1,014
City of Oroville Revenue Bonds
810 5.250 04/01/54 922
City of Palm Desert Special Tax
100 3.000 09/01/31 103
City of Palm Desert Special Tax
100 4.000 09/01/51 107
City of Roseville Special Tax
100 5.000 09/01/33 120
City of Roseville Special Tax
25 4.000 09/01/35 28
City of Roseville Special Tax
25 4.000 09/01/40 28
City of Roseville Special Tax
50 4.000 09/01/45 56
City of Roseville Special Tax
85 4.000 09/01/50 95
City of Sacramento Special Tax
75 4.000 09/01/46 85
City of Sacramento Special Tax
75 4.000 09/01/50 85
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax
50 4.000 09/01/46 57
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax
50 4.000 09/01/51 57
Coachella Valley Unified School District General Obligation Unlimited
(µ) 2,500 16.733 08/01/43 1,552
County of El Dorado Special Tax
75 5.000 09/01/44 86
County of El Dorado Special Tax
80 5.000 09/01/49 91
County of San Diego Special Tax
40 3.000 09/01/50 42
County of San Diego Special Tax
100 4.000 09/01/50 112
CSCDA Community Improvement Authority Revenue Bonds
(Þ) 1,250 4.000 07/01/56 1,357
CSCDA Community Improvement Authority Revenue Bonds
1,000 3.000 12/01/56 1,039
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000 09/01/37 119
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000 09/01/47 400
Fairfield Community Facilities District Special Tax
(Þ) 150 5.000 09/01/50 183
Foothill/Eastern Transportation Corridor Agency Revenue Bonds
6,200 4.000 01/15/46 7,412
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000 09/01/26 1,475
Golden State Tobacco Securitization Corp. Revenue Bonds
1,325 3.500 06/01/36 1,349
Golden State Tobacco Securitization Corp. Revenue Bonds
3,000 5.300 06/01/37 3,114
Golden State Tobacco Securitization Corp. Revenue Bonds
5,265 5.000 06/01/47 5,436
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250 06/01/47 280
Golden State Tobacco Securitization Corp. Revenue Bonds
200 8.205 06/01/47 45
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 10.494 06/01/47 2,196
Golden Valley Unified School District Financing Authority Revenue Bonds
25 4.000 09/01/46 28
Golden Valley Unified School District Financing Authority Revenue Bonds
30 4.000 09/01/51 34
Golden Valley Unified School District Financing Authority Revenue Bonds
45 4.000 09/01/56 51
Hastings Campus Housing Finance Authority Revenue Bonds
3,500 5.000 07/01/45 4,263
Independent Cities Finance Authority Revenue Bonds
(µ) 900 4.000 06/01/46 1,055
Inland Empire Tobacco Securitization Authority Revenue Bonds
105 3.678 06/01/38 111
Irvine Unified School District Special Tax Bonds
70 5.000 09/01/47 84
Irvine Unified School District Special Tax Bonds
75 5.000 03/01/57 89
Jurupa Public Financing Authority Special Tax
1,000 5.000 09/01/43 1,164
Moreno Valley Unified School District General Obligation Unlimited
(µ) 50 3.000 08/01/50 55
M-S-R Energy Authority Revenue Bonds
2,650 6.500 11/01/39 4,424

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Natomas Unified School District General Obligation Unlimited
(µ) 425 4.000 08/01/42 487
Northern California Gas Authority No. 1 Revenue Bonds
(USD 3 Month LIBOR +
0.720%)(Ê) 1,355 1.680 07/01/27 1,363
Orange County Community Facilities District Special Tax
65 4.000 08/15/40 76
Orange County Community Facilities District Special Tax
100 5.000 08/15/47 120
Orange County Community Facilities District Special Tax
60 4.000 08/15/50 69
Oxnard School District General Obligation Unlimited
(~)(µ)(Ê) 465 2.000 08/01/47 525
Palomar Health Revenue Bonds
(µ) 2,165 5.000 11/01/47 2,704
River Islands Public Financing Authority Special Tax
150 5.375 09/01/31 159
River Islands Public Financing Authority Special Tax
100 5.250 09/01/34 106
River Islands Public Financing Authority Special Tax
940 5.500 09/01/45 991
Riverside County Public Financing Authority Tax Allocation
(µ) 150 4.000 10/01/40 172
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 300 4.000 10/01/39 344
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 125 4.000 10/01/40 143
Riverside Unified School District Special Tax
20 4.000 09/01/45 23
Riverside Unified School District Special Tax
45 4.000 09/01/50 51
Sacramento Airport System Revenue Bonds
520 5.000 07/01/39 640
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 175
San Diego Unified School District General Obligation Unlimited
1,500 4.000 07/01/42 1,589
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,045 5.000 05/01/44 1,305
San Francisco City & County Airports Commission International Airport Revenue
Bonds
2,750 5.000 05/01/48 3,380
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,925 5.000 05/01/49 2,391
San Francisco City & County Airports Commission International Airport Revenue
Bonds
50 5.000 05/01/50 62
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000 08/01/35 1,429
San Gorgonio Memorial Health Care District General Obligation Unlimited
75 4.000 08/01/32 89
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/33 118
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/34 118
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/35 117
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/36 117
San Jacinto Community Facilities District Special Tax
280 5.000 09/01/33 329
San Jacinto Community Facilities District Special Tax
335 5.000 09/01/34 392
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000 01/15/29 1,151
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250 01/15/49 428
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
2,875 5.000 01/15/50 3,234
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018 06/01/56 807
State of California General Obligation Unlimited
2,000 5.000 08/01/46 2,405
State of California General Obligation Unlimited
230 4.000 04/01/49 272
State of California General Obligation Unlimited
270 5.000 04/01/49 345
Tobacco Securitization Authority of Northern California Revenue Bonds
1,000 Zero coupon 06/01/60 253
Tobacco Securitization Authority of Southern California Revenue Bonds
455 5.000 06/01/48 572
Tobacco Securitization Authority of Southern California Revenue Bonds
515 5.810 06/01/54 103
Transbay Joint Powers Authority Tax Allocation
55 5.000 10/01/45 70
Transbay Joint Powers Authority Tax Allocation
100 2.400 10/01/49 105
Transbay Joint Powers Authority Tax Allocation
60 5.000 10/01/49 76
University of California Medical Center Pooled Revenue Bonds
(~)(Ê) 6,300 0.030 05/15/45 6,300
University of California Revenue Bonds
450 3.000 05/15/51 490
Washington Unified School District General Obligation Unlimited
(µ) 250 3.000 08/01/45 275
William S Hart Union High School District Special Tax
75 5.000 09/01/47 86
156,946
Colorado - 4.1%
3rd and Havana Metropolitan District General Obligation Limited
750 5.250 12/01/49 824
Allison Valley Metropolitan District No. 1 General Obligation Limited
500 5.000 12/01/47 541
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited
500 7.750 12/15/50 525

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited
500 4.875 12/01/51 502
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited
500 5.750 12/01/51 518
Belford North Metropolitan District General Obligation Limited
500 8.500 12/15/50 523
Belleview Station Metropolitan District No. 2 General Obligation Limited
500 4.500 12/01/29 518
Bent Grass Metropolitan District General Obligation Limited
(Þ) 500 5.250 12/01/49 550
BNC Metropolitan District No. 1 General Obligation Limited
1,090 7.375 12/15/47 1,141
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000 12/01/47 1,289
Brighton Crossing Metropolitan District No. 6 General Obligation Limited
500 5.000 12/01/50 554
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment
500 3.750 12/01/40 488
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125 12/01/47 529
Cascade Ridge Metropolitan District General Obligation Limited
500 5.000 12/01/51 506
Citadel on Colfax Business Improvement District Revenue Bonds
600 5.350 12/01/50 656
Citadel on Colfax Business Improvement District Revenue Bonds
365 7.875 12/15/50 380
City & County of Denver Special Facilities Airport Revenue Bonds
785 5.000 10/01/32 839
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/47 527
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 330 5.000 10/01/49 369
Colorado Educational & Cultural Facilities Authority Revenue Bonds
25 4.000 05/01/51 28
Colorado Educational & Cultural Facilities Authority Revenue Bonds
205 3.000 08/01/51 216
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 100 5.000 02/01/61 111
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 4.000 05/01/61 1,109
Colorado Health Facilities Authority Revenue Bonds
275 4.000 10/01/38 325
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/39 353
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/40 352
Colorado Health Facilities Authority Revenue Bonds
50 4.000 01/01/42 56
Colorado Health Facilities Authority Revenue Bonds
5,170 5.000 08/01/44 6,480
Colorado Health Facilities Authority Revenue Bonds
(ae) 190 5.000 06/01/47 237
Colorado Health Facilities Authority Revenue Bonds
135 3.250 08/01/49 146
Colorado Health Facilities Authority Revenue Bonds
885 4.000 08/01/49 1,027
Colorado Health Facilities Authority Revenue Bonds
150 4.000 09/01/50 171
Colorado Health Facilities Authority Revenue Bonds
4,000 4.000 11/15/50 4,841
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/47 40
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/51 40
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000 12/31/56 86
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750 12/01/47 531
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000 12/01/49 1,945
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125 12/01/47 546
Cornerstar Metropolitan District General Obligation Limited
500 5.250 12/01/47 528
Creekside Village Metropolitan District General Obligation Limited
500 5.000 12/01/49 542
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 230 5.500 12/01/39 259
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 600 5.750 12/01/49 675
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 130 8.000 12/15/49 137
Denver Convention Center Hotel Authority Revenue Bonds
225 5.000 12/01/33 265
Denver Health & Hospital Authority Certificates of Participation
25 5.000 12/01/32 31
Denver Health & Hospital Authority Certificates of Participation
175 4.000 12/01/38 203
Denver Health & Hospital Authority Certificates of Participation
110 5.000 12/01/48 134
Denver Health & Hospital Authority Revenue Bonds
(Þ) 100 5.000 12/01/26 122
Denver Health & Hospital Authority Revenue Bonds
(Þ) 220 5.000 12/01/27 275
Denver Health & Hospital Authority Revenue Bonds
(Þ) 230 5.000 12/01/28 287
Denver Health & Hospital Authority Revenue Bonds
(Þ) 300 5.000 12/01/34 366
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/35 230
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/36 229
Denver Health & Hospital Authority Revenue Bonds
65 4.000 12/01/38 76
Denver Health & Hospital Authority Revenue Bonds
100 4.000 12/01/39 117
Denver Health & Hospital Authority Revenue Bonds
50 4.000 12/01/40 59
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250 12/01/45 1,629

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750 12/01/39 311
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000 12/01/48 364
Denver Urban Renewal Authority Tax Allocation
(Þ) 745 5.250 12/01/39 819
Dinosaur Ridge Metropolitan District Revenue Bonds
200 5.000 06/01/49 215
Dominion Water & Sanitation District Revenue Bonds
450 5.250 12/01/27 466
E-470 Public Highway Authority Revenue Bonds
(µ) 100 1.506 09/01/30 87
Eaton Area Park & Recreation District General Obligation Limited
725 5.250 12/01/34 774
Eaton Area Park & Recreation District General Obligation Limited
525 5.500 12/01/38 562
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 520 4.000 12/01/44 621
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 200 4.000 12/01/45 238
Green Gables Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/48 542
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875 12/01/50 1,115
High Plains Metropolitan District General Obligation Unlimited
(µ) 25 5.000 12/01/35 31
High Plains Metropolitan District General Obligation Unlimited
(µ) 250 4.000 12/01/47 285
Horizon Metropolitan District No. 2 General Obligation Limited
(Þ) 500 4.500 12/01/51 513
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,350 4.375 12/01/47 1,444
Jefferson Center Metropolitan District No. 1 Revenue Bonds
800 5.750 12/15/50 864
Jones District Community Authority Board Revenue Bonds
500 5.750 12/01/50 443
Loretto Heights Community Authority Revenue Bonds
500 4.875 12/01/51 520
Mirabelle Metropolitan District No. 2 General Obligation Limited
700 5.000 12/01/39 768
Mirabelle Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/49 544
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/47 532
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/32 23
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/33 23
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/34 12
Northglenn Urban Renewal Authority Tax Allocation
30 4.000 12/01/36 34
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/38 11
Palisade Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/46 518
Parkdale Community Authority Revenue Bonds
500 5.250 12/01/50 549
Parkdale Community Authority Revenue Bonds
500 7.750 12/15/50 527
Prairie Center Metropolitan District No. 3 Revenue Bonds
(Þ) 500 5.000 12/15/41 550
Prairie Center Metropolitan District No. 7 General Obligation Limited
(Þ) 1,425 4.875 12/15/44 1,553
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 100 Zero coupon 12/01/25 87
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 350 4.750 12/01/45 404
Raindance Metropolitan District No. 1 Revenue Bonds
1,000 5.000 12/01/40 1,102
Regional Transportation District Revenue Bonds
25 5.000 07/15/28 32
Regional Transportation District Revenue Bonds
40 5.000 01/15/29 51
Regional Transportation District Revenue Bonds
25 5.000 07/15/29 32
Regional Transportation District Revenue Bonds
30 5.000 01/15/30 39
Regional Transportation District Revenue Bonds
20 5.000 07/15/30 26
Second Creek Farm Metropolitan District No. 3 General Obligation Limited
500 5.000 12/01/49 542
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/37 1,156
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/47 1,139
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125 12/01/47 533
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000 12/01/39 120
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000 12/01/47 530
Takoda Metropolitan District General Obligation Bonds
500 6.000 12/01/50 619
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250 12/01/37 540
Village at Southgate Metropolitan District General Obligation Limited
(Þ) 1,375 5.625 12/01/48 1,485
Westerly Metropolitan District No. 4 General Obligation Limited
500 5.000 12/01/50 552
Westown Metropolitan District General Obligation Limited
500 5.000 12/01/47 531
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375 12/15/47 522
Winsome Metropolitan District No. 3 General Obligation Limited
(Þ) 500 5.125 12/01/50 500
62,983
Connecticut - 0.9%
City of Hartford General Obligation Unlimited
180 5.000 04/01/29 185

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hartford General Obligation Unlimited
1,000 5.000 04/01/31 1,073
City of New Haven General Obligation Unlimited
100 5.500 08/01/34 126
City of New Haven General Obligation Unlimited
100 5.500 08/01/37 126
City of New Haven General Obligation Unlimited
1,000 5.500 08/01/38 1,253
City of West Haven General Obligation Unlimited
400 5.000 11/01/32 468
City of West Haven General Obligation Unlimited
700 5.000 11/01/37 810
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000 07/01/39 4,027
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/39 1,227
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/45 113
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 900 5.000 01/01/55 1,008
Hartford Stadium Authority Revenue Bonds
250 5.000 02/01/36 257
Hartford Stadium Authority Revenue Bonds
155 4.000 02/01/42 137
Mohegan Tribal Finance Authority Revenue Bonds
(Þ) 600 7.000 02/01/45 638
State of Connecticut General Obligation Unlimited
385 5.000 06/15/27 485
State of Connecticut General Obligation Unlimited
145 5.000 06/15/28 187
State of Connecticut General Obligation Unlimited
120 5.000 06/15/29 154
State of Connecticut General Obligation Unlimited
1,500 5.000 06/15/31 1,906
State of Connecticut General Obligation Unlimited
25 5.000 06/15/32 32
14,212
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds
215 5.000 11/15/48 250
Delaware State Economic Development Authority Revenue Bonds
45 5.000 08/01/49 52
Delaware State Economic Development Authority Revenue Bonds
100 5.000 09/01/50 125
Delaware State Economic Development Authority Revenue Bonds
40 5.000 08/01/54 46
Delaware State Health Facilities Authority Revenue Bonds
335 4.000 07/01/43 381
Town of Bridgeville Special Tax
345 4.000 07/01/35 377
1,231
District of Columbia - 1.2%
District of Columbia General Obligation Unlimited
215 4.000 06/01/37 252
District of Columbia Revenue Bonds
2,510 5.000 10/01/35 2,621
District of Columbia Revenue Bonds
750 5.000 07/01/37 816
District of Columbia Revenue Bonds
35 4.000 07/01/44 40
District of Columbia Revenue Bonds
75 4.000 07/01/49 85
District of Columbia Revenue Bonds
1,000 5.000 06/01/50 1,178
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666 06/15/46 866
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000 10/01/43 1,039
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
4,500 4.000 10/01/44 5,291
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
750 4.000 10/01/49 877
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 280 3.000 10/01/50 298
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,470 4.000 10/01/53 2,875
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000 10/01/53 2,545
18,783
Florida - 8.7%
Anthem Park Community Development District Special Assessment
130 4.750 05/01/36 137
Armstrong Community Development District Special Assessment
30 4.000 11/01/40 32
Armstrong Community Development District Special Assessment
175 4.000 11/01/50 185
Artisan Lakes East Community Development District Special Assessment
(Þ) 220 2.300 05/01/26 221
Artisan Lakes East Community Development District Special Assessment
(Þ) 250 2.750 05/01/31 251
Artisan Lakes East Community Development District Special Assessment
(Þ) 945 3.125 05/01/41 951
Artisan Lakes East Community Development District Special Assessment
(Þ) 905 4.000 05/01/51 965
Artisan Lakes East Community Development District Special Assessment
(Þ) 550 4.000 05/01/52 586
Astonia Community Development District Special Assessment
(Þ) 1,100 3.200 05/01/41 1,100
Astonia Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 52
Astonia Community Development District Special Assessment
(Þ) 75 4.000 05/01/52 79
Avalon Groves Community Development District Special Assessment
50 3.125 05/01/41 50
Avalon Groves Community Development District Special Assessment
25 3.375 05/01/41 26
Avalon Groves Community Development District Special Assessment
150 6.000 05/01/48 183
Avalon Groves Community Development District Special Assessment
50 4.000 05/01/51 54

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Avelar Creek Community Development District Special Assessment
95 4.000 05/01/36 106
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.500 06/01/39 111
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.625 06/01/49 110
Babcock Ranch Community Independent Special District Special Assessment
100 5.000 11/01/31 110
Babcock Ranch Community Independent Special District Special Assessment
(Þ) 1,070 5.000 11/01/39 1,243
Babcock Ranch Community Independent Special District Special Assessment
(Þ) 1,365 3.200 05/01/41 1,377
Babcock Ranch Community Independent Special District Special Assessment
(Þ) 120 4.000 05/01/52 127
Bannon Lakes Community Development District Special Assessment
100 5.000 11/01/48 114
Bartram Park Community Development District Special Assessment
465 4.250 05/01/29 520
Bartram Park Community Development District Special Assessment
485 4.500 05/01/35 538
Bay Laurel Center Community Development District Special Assessment
95 4.000 05/01/37 105
Baywinds Community Development District Special Assessment
175 4.250 05/01/37 199
Beaumont Community Development District Special Assessment
(Þ) 185 6.375 11/01/49 207
Bent Creek Community Development District Special Assessment
(Þ) 160 4.000 06/15/51 169
Berry Bay Community Development District Special Assessment
250 2.625 05/01/26 253
Black Creek Community Developments District Special Assessment
25 3.750 06/15/40 27
Black Creek Community Developments District Special Assessment
50 4.000 06/15/50 53
Blue Lake Community Development District Special Assessment
100 4.250 06/15/39 110
Blue Lake Community Development District Special Assessment
100 4.500 06/15/49 110
Bonterra Community Development District Special Assessment
1,570 4.125 05/01/47 1,768
Bonterra Community Development District Special Assessment
615 5.000 05/01/47 687
Botaniko Community Development District Special Assessment
30 3.625 05/01/40 32
Botaniko Community Development District Special Assessment
85 4.000 05/01/50 90
Brightwater Community Development District Special Assessment
145 4.000 05/01/52 153
Brookstone Community Development District Special Assessment
(Þ) 65 3.875 11/01/23 66
Campo Bello Community Development District Special Assessment
100 4.000 12/15/39 108
Campo Bello Community Development District Special Assessment
150 4.000 12/15/49 159
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 2,000 4.500 01/01/35 2,310
Capital Trust Agency, Inc. Revenue Bonds
25 5.000 08/01/40 30
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 325 5.000 06/01/41 379
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,255 5.000 12/15/49 1,496
Capital Trust Agency, Inc. Revenue Bonds
1,725 5.875 07/01/54 1,415
Capital Trust Agency, Inc. Revenue Bonds
50 5.000 08/01/55 59
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 3,680 5.250 12/01/58 4,334
Capital Trust Agency, Inc. Revenue Bonds
4,000 1.798 01/01/60 413
Caribe Palm Community Development District Special Assessment
94 4.000 05/01/25 106
Caribe Palm Community Development District Special Assessment
97 4.000 05/01/26 109
Caribe Palm Community Development District Special Assessment
545 4.500 05/01/35 608
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125 11/01/38 607
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250 11/01/48 1,761
CFM Community Development District Special Assessment
590 4.000 05/01/51 624
Chapel Creek Community Development District Special Assessment
(Þ) 45 3.375 05/01/41 46
Chapel Creek Community Development District Special Assessment
(Þ) 70 4.000 05/01/52 74
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 250 5.500 10/01/36 275
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 350 5.000 10/01/49 391
City of Atlantic Beach Revenue Bonds
1,000 5.000 11/15/37 1,073
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000 10/01/36 1,124
City of Tampa Revenue Bonds
960 5.000 04/01/45 1,093
City of Tampa Revenue Bonds
385 4.000 07/01/45 451
City of Tampa Revenue Bonds
100 5.000 07/01/50 126
Cityplace Community Development District Special Assessment Revenue Bonds
(µ) 1,550 4.562 05/01/46 1,748
Concord Station Community Development District Special Assessment
275 3.625 05/01/35 298
Concord Station Community Development District Special Assessment
285 3.750 05/01/46 306
Concord Station Community Development District Special Assessment
100 4.750 05/01/46 108
Coral Keys Homes Community Development District Special Assessment
35 4.000 05/01/40 38
Coral Keys Homes Community Development District Special Assessment
50 4.000 05/01/50 53
Corkscrew Farms Community Development District Special Assessment
(Þ) 60 5.000 11/01/38 70

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Corkscrew Farms Community Development District Special Assessment
(Þ) 125 5.125 11/01/50 144
Coronado Community Development District Special Assessment
25 4.000 05/01/31 28
Coronado Community Development District Special Assessment
44 4.250 05/01/38 49
Country Greens Community Development District Special Assessment
50 3.200 05/01/25 54
Country Greens Community Development District Special Assessment
345 3.875 05/01/31 378
Country Greens Community Development District Special Assessment
130 4.000 05/01/34 144
County of Osceola Transportation Revenue Bonds
(ae) 3,700 6.000 10/01/36 4,627
Davenport Road South Community Development District Special Assessment
(Þ) 100 5.000 11/01/38 120
Davenport Road South Community Development District Special Assessment
(Þ) 150 5.125 11/01/48 180
Deer Run Community Development District Special Assessment
205 5.400 05/01/39 235
Deer Run Community Development District Special Assessment
200 5.500 05/01/44 232
Durbin Crossing Community Development District Special Assessment
(µ) 75 3.750 05/01/34 84
Durbin Crossing Community Development District Special Assessment
(µ) 120 4.000 05/01/37 135
DW Bayview Community Development District Special Assessment
(Þ) 75 3.375 05/01/41 77
DW Bayview Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 53
Eagle Pointe Community Development District Special Assessment
(Þ) 50 4.125 05/01/40 54
Eagle Pointe Community Development District Special Assessment
(Þ) 225 4.125 05/01/51 242
East 547 Community Development District Special Assessment
50 4.000 05/01/51 53
East Bonita Beach Road Community Development District Special Assessment
(Þ) 625 5.000 11/01/38 710
East Nassau Stewardship District Special Assessment
1,280 3.500 05/01/41 1,314
Edgewater East Community Development District Special Assessment
75 3.600 05/01/41 78
Edgewater East Community Development District Special Assessment
150 4.000 05/01/51 159
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000 05/01/24 138
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250 05/01/25 146
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500 05/01/26 155
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750 05/01/31 876
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000 05/01/37 1,298
Escambia County Health Facilities Authority Revenue Bonds
370 4.000 08/15/45 433
Escambia County Health Facilities Authority Revenue Bonds
(µ) 255 3.000 08/15/50 272
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000 08/15/50 2,698
Esplanade Lake Club Community Development District Special Assessment
410 4.125 11/01/50 440
Fishhawk Ranch Community Development District Special Assessment
(µ) 70 3.000 11/01/41 76
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 2.375 06/01/27 100
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/40 113
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/30/46 109
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 115 6.250 01/01/49 118
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 870 6.375 01/01/49 902
Florida Development Finance Corp. Revenue Bonds
(~)(ae)(Ê)(Þ) 1,965 6.500 01/01/49 2,033
Florida Development Finance Corp. Revenue Bonds
(Þ) 1,470 7.375 01/01/49 1,623
Florida Development Finance Corp. Revenue Bonds
(Þ) 685 5.000 12/15/49 804
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/50 110
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.250 06/01/50 149
Florida Development Finance Corp. Revenue Bonds
(Þ) 115 5.000 09/15/50 129
Florida Development Finance Corp. Revenue Bonds
125 5.000 06/01/51 145
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/01/55 112
Florida Development Finance Corp. Revenue Bonds
(Þ) 160 5.000 06/01/55 178
Florida Development Finance Corp. Revenue Bonds
(Þ) 220 5.250 06/01/55 261
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/30/56 107
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000 03/01/44 175
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 1,350 5.000 06/01/48 1,609
Florida Higher Educational Facilities Financial Authority Revenue Bonds
315 5.000 03/01/49 365
Flow Way Community Development District Special Assessment
100 5.000 11/01/47 113
Fontainbleau Lakes Community Development District Special Assessment
45 4.000 05/01/31 50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Bay at Doral Community Development District Special Assessment
65 4.750 05/01/36 70
Grand Bay at Doral Community Development District Special Assessment
65 5.000 05/01/46 70
Greater Orlando Aviation Authority Revenue Bonds
750 5.000 11/15/36 794
Greater Orlando Aviation Authority Revenue Bonds
170 5.000 10/01/47 206
Gulfstream Polo Community Development District Special Assessment
150 4.375 11/01/49 164
Hacienda Lakes Community Development District Special Assessment
100 4.625 05/01/46 107
Harbor Bay Community Development District Special Assessment
100 3.750 05/01/34 109
Harbor Bay Community Development District Special Assessment
105 3.875 05/01/39 114
Harbor Bay Community Development District Special Assessment
100 4.100 05/01/48 109
Harmony West Community Development District Special Assessment
(Þ) 1,185 5.250 05/01/49 1,384
Hawks Point Community Development District Special Assessment Bonds
(Þ) 185 4.250 05/01/35 209
Hawkstone Community Development District Special Assessment
100 3.875 11/01/39 107
Hawkstone Community Development District Special Assessment
100 4.000 11/01/51 106
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000 01/01/38 165
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000 01/01/50 326
Herons Glen Recreation District Special Assessment
(µ) 105 2.500 05/01/40 109
Herons Glen Recreation District Special Assessment
(µ) 60 4.000 05/01/45 70
Herons Glen Recreation District Special Assessment
(µ) 80 4.000 05/01/50 92
Highlands Community Development District Special Assessment
200 4.250 05/01/36 223
Highlands Meadows II Community Development District Special Assessment
415 5.375 11/01/37 470
Highlands Meadows II Community Development District Special Assessment
100 5.500 11/01/47 112
Highlands Meadows West Community Development District Special Assessment
25 3.625 05/01/40 26
Highlands Meadows West Community Development District Special Assessment
35 4.000 05/01/50 38
Hillcrest Community Development District Special Assessment
100 5.000 11/01/48 114
Hills Minneola Community Development District Special Assessment
(Þ) 60 4.000 05/01/40 65
Hills Minneola Community Development District Special Assessment
(Þ) 130 4.000 05/01/50 139
Hillsborough County Industrial Development Authority Revenue Bonds
5,000 4.000 08/01/50 5,928
Isles of Bartram Park Community Development District Special Assessment
155 4.625 11/01/37 170
K-Bar Ranch II Community Development District Special Assessment
(Þ) 185 4.500 05/01/38 205
K-Bar Ranch II Community Development District Special Assessment
100 3.125 05/01/41 101
K-Bar Ranch II Community Development District Special Assessment
(Þ) 275 4.625 05/01/48 304
K-Bar Ranch II Community Development District Special Assessment
165 4.000 05/01/51 176
Kindred Community Development District II Special District
100 3.750 05/01/50 105
Kingman Gate Community Development District Special Assessment
85 4.000 06/15/40 93
Kingman Gate Community Development District Special Assessment
60 4.000 06/15/50 64
Kingman Gate Community Development District Special Assessment
(Þ) 50 4.000 06/15/51 53
Lake Frances Community Development District Special Assessment
87 3.000 05/01/26 96
Lake Frances Community Development District Special Assessment
492 4.000 05/01/31 566
Lake Frances Community Development District Special Assessment
689 4.000 05/01/37 781
Lakeshore Ranch Community Development District Special Assessment
100 3.125 05/01/24 102
Lakewood Ranch Stewardship District Special Assessment
100 4.250 05/01/26 106
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.500 05/01/33 106
Lakewood Ranch Stewardship District Special Assessment
915 4.875 05/01/35 987
Lakewood Ranch Stewardship District Special Assessment
100 5.000 05/01/36 110
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.625 05/01/37 106
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.000 05/01/37 112
Lakewood Ranch Stewardship District Special Assessment
150 5.250 05/01/37 170
Lakewood Ranch Stewardship District Special Assessment
380 5.125 05/01/46 418
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.125 05/01/47 112
Lakewood Ranch Stewardship District Special Assessment
175 5.375 05/01/47 198
Lakewood Ranch Stewardship District Special Assessment
240 5.450 05/01/48 278
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/49 107
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 3.900 05/01/50 106
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/50 107
Lakewood Ranch Stewardship District Special Assessment
145 3.875 05/01/51 154
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.625 11/01/38 110

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.750 11/01/48 109
Landmark at Doral Community Development District Special Assessment
35 3.375 05/01/30 37
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/35 117
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/38 116
Landmark at Doral Community Development District Special Assessment
50 4.000 05/01/38 55
Lee County Industrial Development Authority Revenue Bonds
(Þ) 1,640 5.625 12/01/37 1,741
LT Ranch Community Development District Special Assessment
200 4.000 05/01/50 212
Lucerne Park Community Development District Special Assessment
95 4.625 05/01/39 106
Lucerne Park Community Development District Special Assessment
95 4.750 05/01/50 105
McJunkin Parkland Community Development District Special Assessment
(Þ) 200 5.125 11/01/38 240
McJunkin Parkland Community Development District Special Assessment
(Þ) 250 5.250 11/01/49 299
Meadow Pointe III Community Development District Special Assessment
115 3.500 05/01/24 123
Meadow Pointe III Community Development District Special Assessment
520 4.400 05/01/31 572
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/24 123
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/25 125
Meadow Pointe IV Community Development District Special Assessment
655 4.100 05/01/30 712
Mediterranea Community Development District Special Assessment
100 5.000 05/01/48 112
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125 07/01/38 1,804
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000 11/15/39 2,506
Miami World Center Community Development District Special Assessment
400 5.125 11/01/39 466
Miami World Center Community Development District Special Assessment
1,150 5.250 11/01/49 1,335
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000 10/01/40 1,132
Mirada II Community Development District Special Assessment
125 3.500 05/01/41 129
Mirada II Community Development District Special Assessment
125 4.000 05/01/51 132
Moody River Estates Community Development District Special Assessment
500 4.000 05/01/31 573
Naples Reserve Community Development District Special Assessment
(Þ) 40 5.000 11/01/38 45
Naples Reserve Community Development District Special Assessment
(Þ) 190 5.125 11/01/48 215
New Port Tampa Bay Community Development District Special Assessment
455 2.875 05/01/26 462
North Arkansas-1 Pasco Community Development District Special Assessment
55 3.500 05/01/41 56
North Arkansas-1 Pasco Community Development District Special Assessment
100 4.000 05/01/51 105
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000 10/01/49 1,247
Oak Creek Community Development District Special Assessment
190 3.850 05/01/25 210
Oak Creek Community Development District Special Assessment
200 4.000 05/01/26 222
Orange Blossom Ranch Community Development District Special Assessment
140 4.850 05/01/39 162
Orange Blossom Ranch Community Development District Special Assessment
215 5.000 05/01/49 248
Orchid Grove Community Development District Special Assessment
1,245 5.000 05/01/36 1,369
Osceola Chain Lakes Community Development District Special Assessment
100 4.000 05/01/40 108
Palm Glades Community Development District Special Assessment
350 3.750 05/01/31 387
Palm Glades Community Development District Special Assessment
185 4.000 11/01/38 214
Palm Glades Community Development District Special Assessment
120 5.000 05/01/39 136
Palm Glades Community Development District Special Assessment
250 4.200 11/01/48 286
Parkland Preserve Community Development District Special Assessment
70 5.500 11/01/32 82
Parkland Preserve Community Development District Special Assessment
490 5.250 05/01/39 571
Parkland Preserve Community Development District Special Assessment
340 5.375 05/01/50 397
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375 05/01/31 154
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700 05/01/49 207
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375 05/01/36 230
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000 07/01/39 121
Portico Community Development District Special Assessment
25 3.625 05/01/40 26
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250 11/01/38 612
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000 11/01/39 108
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 540 5.050 05/01/39 610

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 895 5.200 05/01/49 1,008
Reunion East Community Development District Special Assessment
755 5.000 05/01/33 850
Reunion East Community Development District Special Assessment
105 6.600 05/01/33 108
Reunion East Community Development District Special Assessment
2,000 3.150 05/01/41 2,000
Reunion West Community Development District Special Assessment
30 4.500 05/01/39 33
Reunion West Community Development District Special Assessment
85 4.625 05/01/50 94
Rolling Oaks Community Development District Special Assessment
(Þ) 100 5.375 11/01/38 117
Rolling Oaks Community Development District Special Assessment
(Þ) 200 5.500 11/01/49 233
Sandmine Road Community Development District Special Assessment
(Þ) 20 2.625 05/01/25 20
Sandmine Road Community Development District Special Assessment
(Þ) 25 3.125 05/01/30 26
Sandmine Road Community Development District Special Assessment
(Þ) 60 3.625 05/01/40 64
Sandmine Road Community Development District Special Assessment
(Þ) 50 3.750 05/01/50 53
Sarasota National Community Development District Special Assessment
100 3.875 05/01/31 102
Sarasota National Community Development District Special Assessment
(Þ) 100 4.125 05/01/31 103
Sarasota National Community Development District Special Assessment
285 3.900 05/01/41 296
Sarasota National Community Development District Special Assessment
(Þ) 200 4.125 05/01/41 207
Seminole County Industrial Development Authority Revenue Bonds
(Þ) 135 4.000 06/15/51 152
Shell Point Community Development District Special Assessment
(Þ) 100 5.250 11/01/39 115
Shell Point Community Development District Special Assessment
(Þ) 175 5.375 11/01/49 201
Sherwood Manor Community Development District Special Assessment
(Þ) 200 5.250 11/01/49 237
Shingle Creek at Bronson Community Development District Special Assessment
475 3.100 06/15/31 489
Six Mile Creek Community Development District Special Assessment
20 4.125 11/01/40 22
Six Mile Creek Community Development District Special Assessment
75 3.500 05/01/41 77
Six Mile Creek Community Development District Special Assessment
50 4.250 11/01/50 54
Six Mile Creek Community Development District Special Assessment
75 4.000 05/01/51 79
South Creek Community Development District Special Assessment
25 4.000 06/15/51 27
South Fork III Community Development District Special Assessment
200 5.000 05/01/38 226
South Kendall Community Development District Special Assessment
100 4.125 11/01/40 110
Southern Groves Community Development District No. 5 Special Assessment
600 4.000 05/01/43 643
Southern Groves Community Development District No. 7 Special Assessment
150 3.125 05/01/41 151
Southern Groves Community Development District No. 8 Special Assessment
940 4.000 05/01/48 1,002
St. Johns County Industrial Development Authority Revenue Bonds
550 4.000 12/15/41 617
St. Johns County Industrial Development Authority Revenue Bonds
25 4.000 12/15/46 28
St. Johns County Industrial Development Authority Revenue Bonds
50 4.000 12/15/50 56
St. Johns County Industrial Development Authority Revenue Bonds
375 4.000 08/01/55 428
Stillwater Community Development District Special Assessment
(Þ) 50 3.500 06/15/41 52
Stillwater Community Development District Special Assessment
(Þ) 100 4.000 06/15/51 106
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500 06/15/39 224
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625 06/15/49 166
Stoneybrook South at Championsgate Community Development District Special
Assessment
(Þ) 1,000 3.750 12/15/50 1,041
Storey Park Community Development District Special Assessment
(Þ) 25 3.300 06/15/41 25
Storey Park Community Development District Special Assessment
(Þ) 50 4.000 06/15/51 53
Summer Woods Community Development District Special Assessment
25 3.400 05/01/41 25
Summer Woods Community Development District Special Assessment
25 4.000 05/01/51 26
Talis Park Community Development District Special Assessment
120 4.000 05/01/33 128
Tamarindo Community Development District Special Assessment
50 3.375 05/01/41 52
Tamarindo Community Development District Special Assessment
50 4.000 05/01/51 53
Tapestry Community Development District Special Assessment
100 5.000 05/01/46 108
Timber Creek Community Development District Special Assessment
(Þ) 1,000 5.000 11/01/48 1,172
Tohoqua Community Development District Special Assessment
(Þ) 100 3.600 05/01/41 104
Tolomato Community Development District Special Assessment
(µ) 200 3.750 05/01/40 225
Tolomato Community Development District Special Assessment
(Þ) 100 5.625 05/01/40 114
Toscana Isles Community Development District Special Assessment Revenue
Bonds
225 5.375 11/01/39 270

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toscana Isles Community Development District Special Assessment Revenue
Bonds
260 5.500 11/01/49 313
Touchstone Community Development District Special Assessment
(Þ) 100 4.625 06/15/38 112
Touchstone Community Development District Special Assessment
(Þ) 100 4.750 06/15/48 112
Town of Davie Educational Facilities Revenue Bonds
730 5.000 04/01/48 881
Towne Park Community Development District Special Assessment
60 4.625 05/01/50 67
Tradition Community Development District No. 9 Special Assessment
100 3.000 05/01/41 99
Tradition Community Development District No. 9 Special Assessment
100 4.000 05/01/52 106
Triple Creek Community Development District Special Assessment
40 5.250 11/01/27 43
Triple Creek Community Development District Special Assessment
80 6.125 11/01/46 95
Triple Creek Community Development District Special Assessment
(Þ) 265 5.375 11/01/48 309
TSR Community Development District Special Assessment
200 5.000 11/01/39 230
TSR Community Development District Special Assessment
100 4.000 11/01/40 108
TSR Community Development District Special Assessment
200 4.750 11/01/47 217
TSR Community Development District Special Assessment
485 5.125 11/01/49 555
Two Creeks Community Development District Special Assessment
100 3.500 05/01/32 110
Two Creeks Community Development District Special Assessment
100 3.625 05/01/37 110
Two Lakes Community Development District Special Assessment
(Þ) 290 4.000 12/15/28 317
Two Lakes Community Development District Special Assessment
150 3.750 12/15/39 161
Two Lakes Community Development District Special Assessment
(Þ) 200 5.000 12/15/47 240
Two Lakes Community Development District Special Assessment
200 4.000 12/15/49 215
Union Park East Community Development District Special Assessment
(Þ) 500 5.500 11/01/47 582
V-Dana Community Development District Special Assessment
(Þ) 500 3.125 05/01/31 513
V-Dana Community Development District Special Assessment
(Þ) 100 4.000 05/01/51 106
Venetian Community Development District Special Assessment
150 5.000 05/01/23 153
Ventana Community Development District Special Assessment
(Þ) 500 5.000 05/01/38 579
Ventana Community Development District Special Assessment
(Þ) 500 5.125 05/01/49 579
Veranda Community Development District II Special Assessment
85 5.875 11/01/32 86
Veranda Community Development District II Special Assessment
235 5.000 11/01/39 270
Veranda Community Development District II Special Assessment
(Þ) 65 3.600 05/01/41 68
Veranda Community Development District II Special Assessment
315 5.125 11/01/49 361
Veranda Community Development District II Special Assessment
(Þ) 90 4.000 05/01/51 96
Verandah East Community Development District Special Assessment
200 4.000 05/01/31 212
Verano No. 1 Community Development District Special Assessment
150 4.750 11/01/25 158
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/31 113
Verano No. 1 Community Development District Special Assessment
250 5.125 11/01/35 292
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/37 111
Verano No. 1 Community Development District Special Assessment
245 5.250 11/01/46 283
Verano No. 2 Community Development District Special Assessment
60 4.000 05/01/50 64
Viera East Community Development District Special Assessment
(µ) 90 2.600 05/01/34 94
Viera East Community Development District Special Assessment
(µ) 50 2.750 05/01/38 53
Village Community Development District No. 12 Special Assessment
(Þ) 670 4.250 05/01/43 752
Village Community Development District No. 12 Special Assessment
(Þ) 670 4.375 05/01/50 752
Village Community Development District No. 13 Special Assessment
(Þ) 265 3.250 05/01/40 280
Village Community Development District No. 13 Special Assessment
(Þ) 590 3.500 05/01/51 621
Villamar Community Development District Special Assessment
925 4.625 05/01/39 1,030
Vizcaya in Kendall Community Development District Special Assessment
100 4.125 11/01/46 109
Volusia County Educational Facility Authority Revenue Bonds
240 5.000 06/01/45 271
Waterford Landing Community Development District Special Assessment
145 5.500 05/01/34 156
Waterford Landing Community Development District Special Assessment
150 5.750 05/01/44 162
Watergrass Community Development District II Special Assessment
260 5.250 05/01/49 293
Waterset Central Community Development District Special Assessment
(Þ) 150 5.125 11/01/38 171
Waterset Central Community Development District Special Assessment
(Þ) 150 5.250 11/01/49 171
Wesbridge Community Development District Special Assessment
75 4.250 11/01/49 81
West Port Community Development District Special Assessment
(Þ) 90 3.400 05/01/41 92
West Port Community Development District Special Assessment
(Þ) 1,780 4.000 05/01/51 1,894
West Villages Improvement District Special Assessment
135 4.750 05/01/39 152
West Villages Improvement District Special Assessment
(Þ) 1,935 3.500 05/01/41 2,000

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Villages Improvement District Special Assessment
210 5.000 05/01/50 238
Westside Community Development District Special Assessment
(Þ) 100 4.100 05/01/37 109
Westside Community Development District Special Assessment
(Þ) 100 4.125 05/01/38 109
Westside Community Development District Special Assessment
815 4.000 05/01/50 868
Westside Haines City Community Development District Special Assessment
100 4.000 05/01/52 105
Wildblue Community Development District Special Assessment
(Þ) 125 4.250 06/15/39 139
Wildblue Community Development District Special Assessment
(Þ) 250 4.375 06/15/49 273
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/45 109
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/49 112
Windward Community Development District Special Assessment
115 4.400 11/01/35 126
Zephyr Lakes Community Development District Special Assessment
(Þ) 50 3.375 05/01/41 51
Zephyr Lakes Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 53
133,560
Georgia - 1.8%
Augusta Development Authority Revenue Bonds
1,065 5.000 07/01/31 1,257
Cobb County Development Authority Revenue Bonds
1,500 5.000 07/15/38 1,678
Fulton County Development Authority Revenue Bonds
4,750 4.000 04/01/50 5,573
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125 03/01/52 101
George L Smith II Congress Center Authority Revenue Bonds
60 3.625 01/01/31 68
George L Smith II Congress Center Authority Revenue Bonds
60 5.000 01/01/36 74
George L Smith II Congress Center Authority Revenue Bonds
2,245 4.000 01/01/54 2,617
George L Smith II Congress Center Authority Revenue Bonds
120 5.000 01/01/54 145
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000 08/01/38 1,194
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000 05/15/43 432
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000 05/15/49 2,285
Municipal Electric Authority of Georgia Revenue Bonds
4,720 4.000 01/01/49 5,367
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/49 1,228
Municipal Electric Authority of Georgia Revenue Bonds
2,000 5.000 01/01/56 2,472
Municipal Electric Authority of Georgia Revenue Bonds
(µ) 1,750 5.000 01/01/62 2,184
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000 10/01/40 1,151
Rockdale County Development Authority Revenue Bonds
(Þ) 225 4.000 01/01/38 258
28,084
Guam - 1.1%
Antonio B Won Pat International Airport Authority Revenue Bonds
100 3.839 10/01/36 105
Antonio B Won Pat International Airport Authority Revenue Bonds
125 4.460 10/01/43 131
Guam Business Privilege Tax Revenue Bonds
1,545 4.000 01/01/36 1,811
Guam Business Privilege Tax Revenue Bonds
2,475 4.000 01/01/42 2,846
Guam Department of Education Certificate of Participation
750 4.250 02/01/30 849
Guam Department of Education Certificate Of Participation
385 5.000 02/01/40 444
Guam Government Waterworks Authority Revenue Bonds
50 5.000 07/01/33 59
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000 07/01/35 4,478
Guam Government Waterworks Authority Revenue Bonds
80 5.000 07/01/36 94
Guam Government Waterworks Authority Revenue Bonds
60 5.000 07/01/37 70
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500 07/01/43 1,231
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000 01/01/46 1,382
Guam Government Waterworks Authority Revenue Bonds
185 5.000 01/01/50 229
Port Authority of Guam Revenue Bonds
200 5.000 07/01/37 237
Territory of Guam Revenue Bonds
500 5.000 12/01/31 593
Territory of Guam Revenue Bonds
100 5.000 11/01/35 128
Territory of Guam Revenue Bonds
100 5.000 11/01/40 126
Territory of Guam Revenue Bonds
2,000 5.125 01/01/42 2,040
Territory of Guam Revenue Bonds
200 5.000 12/01/46 232
17,085
Hawaii - 0.2%
State of Hawaii Department of Budget & Finance Revenue Bonds
(Þ) 2,210 5.000 01/01/30 2,369
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200 07/01/39 686
3,055

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds
825 2.750 10/01/24 881
Idaho Health Facilities Authority Revenue Bonds
400 5.000 09/01/37 462
1,343
Illinois - 10.3%
Bridgeview Finance Corp Sales Tax Revenue Bonds
2,100 5.000 12/01/37 2,185
Chicago Board of Education General Obligation Unlimited
(µ) 75 3.634 12/01/27 69
Chicago Board of Education General Obligation Unlimited
(µ) 500 5.000 12/01/28 641
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/29 1,275
Chicago Board of Education General Obligation Unlimited
(µ) 345 5.078 12/01/29 301
Chicago Board of Education General Obligation Unlimited
225 6.038 12/01/29 267
Chicago Board of Education General Obligation Unlimited
(µ) 120 3.929 12/01/30 102
Chicago Board of Education General Obligation Unlimited
(µ) 375 4.044 12/01/31 309
Chicago Board of Education General Obligation Unlimited
(µ) 1,825 5.000 12/01/31 2,345
Chicago Board of Education General Obligation Unlimited
(µ) 250 5.000 12/01/32 315
Chicago Board of Education General Obligation Unlimited
170 5.125 12/01/32 192
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/33 1,256
Chicago Board of Education General Obligation Unlimited
2,200 5.000 12/01/34 2,771
Chicago Board of Education General Obligation Unlimited
115 5.250 12/01/35 130
Chicago Board of Education General Obligation Unlimited
2,000 5.000 12/01/39 2,574
Chicago Board of Education General Obligation Unlimited
75 5.250 12/01/39 84
Chicago Board of Education General Obligation Unlimited
1,505 5.500 12/01/39 1,529
Chicago Board of Education General Obligation Unlimited
1,100 5.000 12/01/41 1,116
Chicago Board of Education General Obligation Unlimited
(Þ) 2,000 7.000 12/01/42 2,674
Chicago Board of Education General Obligation Unlimited
2,325 7.000 12/01/44 2,867
Chicago Board of Education General Obligation Unlimited
200 5.000 12/01/46 241
Chicago Board of Education General Obligation Unlimited
1,460 6.500 12/01/46 1,833
Chicago Board of Education General Obligation Unlimited
(Þ) 1,500 7.000 12/01/46 1,995
Chicago Board of Education Revenue Bonds
500 5.750 04/01/35 622
Chicago Board of Education Revenue Bonds
100 5.000 04/01/42 119
Chicago Board of Education Revenue Bonds
100 5.000 04/01/46 119
Chicago Board of Education Revenue Bonds
3,445 6.000 04/01/46 4,277
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 01/01/46 1,139
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 07/01/48 1,201
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000 01/01/36 129
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000 01/01/38 101
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000 01/01/39 131
Chicago Transit Authority Revenue Bonds
3,500 5.000 12/01/46 4,211
Chicago Wastewater Transmission Revenue Bonds
(µ) 75 5.250 01/01/42 92
Chicago Wastewater Transmission Revenue Bonds
(µ) 210 4.000 01/01/52 230
City of Belleville Sales Tax Revenue Tax Allocation
50 3.750 07/01/41 52
City of Chicago General Obligation Unlimited
250 5.000 01/01/25 287
City of Chicago General Obligation Unlimited
205 5.000 01/01/27 249
City of Chicago General Obligation Unlimited
425 5.000 01/01/28 530
City of Chicago General Obligation Unlimited
500 5.250 01/01/28 574
City of Chicago General Obligation Unlimited
360 5.000 01/01/29 459
City of Chicago General Obligation Unlimited
410 4.605 01/01/30 332
City of Chicago General Obligation Unlimited
390 5.000 01/01/30 507
City of Chicago General Obligation Unlimited
(µ) 375 4.556 01/01/31 302
City of Chicago General Obligation Unlimited
650 5.000 01/01/31 832
City of Chicago General Obligation Unlimited
250 5.500 01/01/31 287
City of Chicago General Obligation Unlimited
340 5.000 01/01/32 437
City of Chicago General Obligation Unlimited
235 5.000 01/01/33 239
City of Chicago General Obligation Unlimited
(ae) 900 5.000 01/01/34 1,045
City of Chicago General Obligation Unlimited
1,000 5.000 01/01/35 1,088
City of Chicago General Obligation Unlimited
100 5.250 01/01/35 101
City of Chicago General Obligation Unlimited
165 5.500 01/01/37 189
City of Chicago General Obligation Unlimited
2,000 5.000 01/01/38 2,296

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited
6,875 6.000 01/01/38 8,611
City of Chicago General Obligation Unlimited
2,465 5.500 01/01/42 2,815
City of Chicago General Obligation Unlimited
2,250 5.500 01/01/49 2,839
City of Chicago Waterworks Revenue Bonds
230 5.000 11/01/29 280
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500 12/01/38 1,094
Illinois Development Finance Authority Revenue Bonds
(~)(Ê) 275 0.130 10/01/29 275
Illinois Finance Authority Revenue Bonds
500 2.250 07/01/33 501
Illinois Finance Authority Revenue Bonds
1,390 5.000 05/15/36 1,579
Illinois Finance Authority Revenue Bonds
1,000 5.000 09/01/36 1,165
Illinois Finance Authority Revenue Bonds
1,865 5.000 05/15/37 2,165
Illinois Finance Authority Revenue Bonds
630 5.000 12/01/37 712
Illinois Finance Authority Revenue Bonds
2,300 4.000 10/01/40 2,719
Illinois Finance Authority Revenue Bonds
(Þ) 125 4.000 10/01/42 141
Illinois Finance Authority Revenue Bonds
1,000 5.000 08/01/46 1,177
Illinois Finance Authority Revenue Bonds
100 5.000 09/01/46 116
Illinois Finance Authority Revenue Bonds
1,000 5.000 02/15/47 1,161
Illinois Finance Authority Revenue Bonds
100 5.000 05/15/47 115
Illinois Finance Authority Revenue Bonds
1,500 5.000 12/01/47 1,758
Illinois Finance Authority Revenue Bonds
(Þ) 705 6.125 04/01/49 872
Illinois Finance Authority Revenue Bonds
(~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds
1,050 4.000 10/01/50 1,221
Illinois Finance Authority Revenue Bonds
50 5.000 05/15/51 59
Illinois Finance Authority Revenue Bonds
50 4.000 11/01/51 58
Illinois Finance Authority Revenue Bonds
49 5.000 12/01/53 1
Illinois Finance Authority Revenue Bonds
50 5.000 05/15/56 59
Illinois Finance Authority Revenue Bonds
50 4.000 11/01/56 58
Illinois Sports Facilities Authority (The) Revenue Bonds
100 5.000 06/15/30 128
Illinois Sports Facilities Authority (The) Revenue Bonds
35 5.000 06/15/31 45
Illinois Sports Facilities Authority (The) Revenue Bonds
30 5.000 06/15/32 39
Illinois State University Revenue Bonds
(µ) 250 5.000 04/01/36 309
Illinois State University Revenue Bonds
(µ) 225 5.000 04/01/37 278
Illinois State University Revenue Bonds
(µ) 200 5.000 04/01/38 246
Illinois State University Revenue Bonds
(µ) 275 5.000 04/01/39 338
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,220 1.798 06/15/28 1,099
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 10 2.968 06/15/30 9
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 305 4.341 06/15/30 260
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,385 2.198 12/15/32 1,110
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 Zero coupon 12/15/35 1,069
Metropolitan Pier & Exposition Authority Revenue Bonds
1,000 4.000 12/15/42 1,163
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 5,200 Zero coupon 06/15/44 3,064
Metropolitan Pier & Exposition Authority Revenue Bonds
4,500 4.000 06/15/50 5,184
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 5.000 06/15/50 1,874
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070 12/15/51 4,610
Metropolitan Pier & Exposition Authority Revenue Bonds
1,000 4.000 06/15/52 1,147
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000 06/15/52 1,718
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,600 4.752 12/15/56 679
Metropolitan Pier & Exposition Authority Revenue Bonds
5,800 5.068 12/15/56 2,313
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000 06/15/57 1,164
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000 01/01/49 1,985
Sangamon County Water Reclamation District General Obligation Unlimited
1,000 5.750 01/01/53 1,170
State of Illinois General Obligation Unlimited
355 5.000 08/01/21 355
State of Illinois General Obligation Unlimited
350 5.000 11/01/21 354
State of Illinois General Obligation Unlimited
1,625 5.000 11/01/25 1,925
State of Illinois General Obligation Unlimited
1,270 5.000 02/01/27 1,553
State of Illinois General Obligation Unlimited
400 5.000 05/01/28 447
State of Illinois General Obligation Unlimited
700 5.000 10/01/28 887
State of Illinois General Obligation Unlimited
5,775 5.000 11/01/28 7,144

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/29 1,116
State of Illinois General Obligation Unlimited
3,830 5.000 11/01/29 4,708
State of Illinois General Obligation Unlimited
(µ) 875 4.000 02/01/30 1,007
State of Illinois General Obligation Unlimited
(µ) 265 4.000 02/01/31 304
State of Illinois General Obligation Unlimited
2,750 5.000 05/01/32 3,400
State of Illinois General Obligation Unlimited
1,280 5.100 06/01/33 1,535
State of Illinois General Obligation Unlimited
1,000 5.000 10/01/33 1,245
State of Illinois General Obligation Unlimited
500 5.000 12/01/35 607
State of Illinois General Obligation Unlimited
100 4.000 11/01/38 117
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/39 1,108
State of Illinois General Obligation Unlimited
100 5.500 05/01/39 131
State of Illinois General Obligation Unlimited
2,600 5.000 12/01/39 3,128
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/40 1,184
State of Illinois General Obligation Unlimited
2,500 4.000 11/01/41 2,910
State of Illinois General Obligation Unlimited
1,910 4.500 12/01/41 2,225
State of Illinois General Obligation Unlimited
840 5.000 05/01/42 1,014
State of Illinois General Obligation Unlimited
250 5.000 12/01/42 299
State of Illinois General Obligation Unlimited
240 5.000 05/01/43 289
State of Illinois General Obligation Unlimited
1,250 5.750 05/01/45 1,644
State of Illinois General Obligation Unlimited
300 4.250 10/01/45 360
State of Illinois General Obligation Unlimited
500 5.000 03/01/46 635
Town of Cortland Special Service Areas No. 9 & 10 Special Tax
100 5.800 03/01/37 100
University of Illinois Revenue Bonds
(µ) 1,500 3.000 04/01/39 1,642
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
(Þ) 100 5.000 01/01/55 106
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000 01/01/39 104
157,983
Indiana - 0.4%
Indiana Finance Authority Revenue Bonds
500 4.125 12/01/26 547
Indiana Finance Authority Revenue Bonds
475 3.000 11/01/30 523
Indiana Finance Authority Revenue Bonds
250 4.000 11/15/41 294
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/44 112
Indiana Finance Authority Revenue Bonds
2,000 5.000 10/01/44 2,212
Indiana Finance Authority Revenue Bonds
405 5.500 08/15/45 406
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/49 112
Indiana Finance Authority Revenue Bonds
50 5.000 07/01/55 57
Indiana Municipal Power Agency Revenue Bonds
275 5.000 01/01/42 332
Town of Upland Revenue Bonds
1,695 4.000 09/01/41 2,021
Town of Upland Revenue Bonds
200 2.500 09/01/50 195
6,811
Iowa - 0.5%
City of Coralville Revenue Bonds
1,070 4.000 05/01/31 1,072
Iowa Finance Authority Revenue Bonds
115 3.125 12/01/22 117
Iowa Higher Education Loan Authority Revenue Bonds
2,500 4.000 10/01/45 2,921
Iowa Tobacco Settlement Financing Corp. Revenue Bonds
10,500 Zero coupon 06/01/65 1,992
Xenia Rural Water District Revenue Bonds
1,250 5.000 12/01/36 1,462
7,564
Kansas - 0.1%
City of Manhattan Revenue Bonds
75 4.000 06/01/46 85
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/28 85
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/29 85
City of Wichita Health Care Facilities Revenue Bonds
150 5.000 05/15/34 167
City of Wichita Health Care Facilities Revenue Bonds
60 5.000 05/15/50 66
Wyandotte County City Unified Government Revenue Bonds
440 4.500 06/01/40 464
952
Kentucky - 0.3%
County of Carroll Environmental Facilities Authority Revenue Bonds
425 2.000 02/01/32 445
County of Carroll Environmental Facilities Authority Revenue Bonds
325 2.125 10/01/34 340
Kentucky Bond Development Corp. Revenue Bonds
50 4.000 06/01/46 60

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Bond Development Corp. Revenue Bonds
75 4.000 06/01/51 89
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 150 4.000 06/01/37 169
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000 06/01/41 1,770
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 12/01/41 115
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 06/01/45 112
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000 08/01/49 162
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 1,000 4.000 12/01/49 1,124
Kentucky State University Certificate Participation
(µ) 500 4.000 11/01/51 583
4,969
Louisiana - 0.9%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/34 154
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/39 152
City of New Orleans Sewerage Service Revenue Bonds
75 4.000 06/01/50 87
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 370 0.120 08/01/35 370
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 950 0.120 12/01/40 950
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 100 4.125 06/01/39 109
Lakeshore Villages Master Community Development District Special Assessment
100 3.200 06/01/41 101
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 200 4.375 06/01/48 219
Lakeshore Villages Master Community Development District Special Assessment
125 4.000 06/01/51 133
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 80 5.000 10/01/39 99
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000 10/01/41 171
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(Þ) 250 5.625 06/15/51 267
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,175 0.120 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds
635 4.000 05/15/42 722
Louisiana Public Facilities Authority Revenue Bonds
750 5.000 05/15/46 901
Louisiana Public Facilities Authority Revenue Bonds
(µ) 385 3.000 06/01/50 415
Louisiana Public Facilities Authority Revenue Bonds
75 4.000 06/01/50 88
Louisiana Public Facilities Authority Revenue Bonds
550 5.000 07/01/59 682
New Orleans Aviation Board Revenue Bonds
1,000 5.000 01/01/40 1,140
New Orleans Aviation Board Revenue Bonds
2,000 5.000 01/01/45 2,278
New Orleans Aviation Board Revenue Bonds
150 5.000 01/01/48 178
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 100 6.100 06/01/38 133
Parish of St. James Revenue Bonds
(Þ) 125 6.350 07/01/40 169
Parish of St. James Revenue Bonds
(~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,151
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 50 2.200 06/01/37 53
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,050 2.375 06/01/37 1,112
Port New Orleans Board of Commissioners Revenue Bonds
(µ) 1,000 5.000 04/01/48 1,203
14,232
Maine - 0.4%
City of Portland General Airport Revenue Bonds
1,065 5.000 01/01/37 1,232
City of Portland General Airport Revenue Bonds
1,295 5.000 01/01/38 1,496
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000 07/01/33 2,183
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000 07/01/43 616
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000 07/01/45 136
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000 07/01/50 165
5,828
Maryland - 0.8%
Baltimore Research Park Project Revenue Bonds
360 4.000 01/01/45 419
Baltimore Research Park Project Revenue Bonds
440 4.000 01/01/50 510
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.500 06/01/39 105
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.625 06/01/46 106
City of Baltimore Revenue Bonds
100 5.000 09/01/28 109

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Baltimore Revenue Bonds
150 5.000 09/01/38 170
City of Baltimore Revenue Bonds
55 5.000 09/01/39 59
City of Baltimore Revenue Bonds
365 5.000 09/01/46 390
City of Brunswick Special Tax
100 5.000 07/01/36 120
County of Frederick Educational Facilities Revenue Bonds
(Þ) 1,705 5.000 09/01/45 1,910
County of Frederick Special Tax
235 4.000 07/01/50 269
County of Prince George's Special Obligation Tax Allocation
(Þ) 115 5.250 07/01/48 130
Maryland Economic Development Corp. Revenue Bonds
(Þ) 1,400 3.997 04/01/34 1,546
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000 07/01/39 1,290
Maryland Economic Development Corp. Revenue Bonds
75 4.000 07/01/40 88
Maryland Economic Development Corp. Revenue Bonds
200 5.000 06/01/49 242
Maryland Economic Development Corp. Revenue Bonds
100 4.250 07/01/50 117
Maryland Economic Development Corp. Revenue Bonds
75 5.000 07/01/50 93
Maryland Economic Development Corp. Revenue Bonds
150 5.000 07/01/56 185
Maryland Economic Development Corp. Revenue Bonds
125 5.000 06/01/58 136
Maryland Economic Development Corp. Tax Allocation
350 4.000 09/01/40 410
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000 10/01/34 54
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,100 0.100 04/01/35 1,100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250 01/01/37 683
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000 10/01/40 30
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000 07/01/43 1,440
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/45 1,133
12,844
Massachusetts - 1.0%
Commonwealth of Massachusetts General Obligation Limited
1,500 4.000 05/01/39 1,769
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 284
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000 09/01/35 1,596
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000 10/01/35 1,822
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,250 5.000 10/01/37 1,372
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 100 5.000 11/15/38 113
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,300 5.000 07/01/41 1,474
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000 07/01/44 2,324
Massachusetts Development Finance Agency Revenue Bonds
(µ) 125 4.000 10/01/45 149
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 150 5.125 11/15/46 168
Massachusetts Development Finance Agency Revenue Bonds
(~)(Ê) 2,400 0.070 08/15/48 2,400
Massachusetts Development Finance Agency Revenue Bonds
110 4.000 07/01/50 129
Massachusetts Educational Financing Authority Revenue Bonds
400 2.000 07/01/37 405
Massachusetts Educational Financing Authority Revenue Bonds
1,000 3.000 07/01/51 1,018
15,023
Michigan - 2.6%
City of Detroit General Obligation Limited
(~)(Ê) 5,125 4.000 04/01/44 4,983
City of Detroit General Obligation Unlimited
75 2.960 04/01/27 77
City of Detroit General Obligation Unlimited
50 3.110 04/01/28 51
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/29 1,214
City of Detroit General Obligation Unlimited
100 5.500 04/01/31 130
City of Detroit General Obligation Unlimited
100 5.500 04/01/32 129
City of Detroit General Obligation Unlimited
100 5.500 04/01/33 129
City of Detroit General Obligation Unlimited
50 3.644 04/01/34 52
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/34 1,194
City of Detroit General Obligation Unlimited
50 5.500 04/01/34 64
City of Detroit General Obligation Unlimited
50 5.500 04/01/35 64
City of Detroit General Obligation Unlimited
535 5.500 04/01/36 683
City of Detroit General Obligation Unlimited
565 5.500 04/01/37 719
City of Detroit General Obligation Unlimited
100 5.500 04/01/38 127
City of Detroit General Obligation Unlimited
100 5.500 04/01/39 127
City of Detroit General Obligation Unlimited
125 4.000 04/01/40 143
City of Detroit General Obligation Unlimited
100 5.500 04/01/40 127

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
40 4.000 04/01/42 45
City of Detroit General Obligation Unlimited
570 5.500 04/01/45 720
City of Detroit General Obligation Unlimited
400 5.000 04/01/46 496
City of Detroit General Obligation Unlimited
375 5.000 04/01/50 463
City of Detroit General Obligation Unlimited
175 5.500 04/01/50 220
City of Detroit Sewage Disposal System Revenue Bonds
(µ)(ae) 500 5.000 07/01/39 522
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 2,010 5.250 07/01/39 2,105
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 2,250 5.000 07/01/48 2,514
Grand Rapids Charter Township Revenue Bonds
200 5.000 05/15/37 238
Grand Rapids Charter Township Revenue Bonds
100 5.000 05/15/44 118
Karegnondi Water Authority Revenue Bonds
75 5.000 11/01/45 92
Kentwood Economic Development Corp. Revenue Bonds
100 4.000 11/15/43 109
Kentwood Economic Development Corp. Revenue Bonds
25 4.000 11/15/45 28
Michigan Finance Authority Revenue Bonds
1,000 3.875 10/01/23 1,053
Michigan Finance Authority Revenue Bonds
700 4.000 02/01/29 769
Michigan Finance Authority Revenue Bonds
300 5.000 07/01/33 350
Michigan Finance Authority Revenue Bonds
(µ) 1,000 5.000 07/01/36 1,127
Michigan Finance Authority Revenue Bonds
1,635 5.000 02/01/37 1,847
Michigan Finance Authority Revenue Bonds
450 3.267 06/01/39 487
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/45 29
Michigan Finance Authority Revenue Bonds
1,815 5.500 11/15/45 1,983
Michigan Finance Authority Revenue Bonds
275 5.000 11/15/48 349
Michigan Finance Authority Revenue Bonds
85 5.000 06/01/49 105
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/50 29
Michigan Finance Authority Revenue Bonds
325 4.000 11/15/50 378
Michigan Finance Authority Revenue Bonds
16,850 4.785 06/01/65 2,295
Michigan Mathematics & Science Initiative Revenue Bonds
1,110 4.000 01/01/41 1,257
Michigan Strategic Fund Revenue Bonds
125 5.000 05/15/37 148
Michigan Strategic Fund Revenue Bonds
1,000 5.000 11/15/43 1,165
Michigan Strategic Fund Revenue Bonds
100 5.000 05/15/44 118
Michigan Strategic Fund Revenue Bonds
(µ) 435 4.500 06/30/48 518
Michigan Strategic Fund Revenue Bonds
3,000 5.000 06/30/48 3,640
Michigan Tobacco Settlement Finance Authority Revenue Bonds
10,000 8.675 06/01/46 1,266
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,255 9.111 06/01/52 474
Star International Academy Revenue Bonds
450 5.000 03/01/30 533
Star International Academy Revenue Bonds
500 5.000 03/01/33 586
Tipton Academy Revenue Bonds
325 4.000 06/01/51 333
Universal Academy Revenue Bonds
500 4.000 12/01/31 568
Universal Academy Revenue Bonds
65 4.000 12/01/40 73
39,163
Minnesota - 0.8%
City of Blaine Healthcare Revenue Bonds
400 6.125 07/01/45 399
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250 08/01/43 579
City of Ham Lake Revenue Bonds
2,000 5.000 11/01/36 2,264
City of Minneapolis Charter Lease Revenue Bonds
(Þ) 1,400 5.000 12/01/32 1,619
City of St Cloud Revenue Bonds
380 5.000 05/01/48 473
City of St Cloud Revenue Bonds
125 4.000 05/01/49 141
City of Woodbury Revenue Bonds
25 4.000 12/01/40 27
City of Woodbury Revenue Bonds
25 4.000 12/01/50 27
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
200 4.250 02/15/48 231
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
2,500 5.000 02/15/48 3,034
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,425 5.250 02/15/53 1,756
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
500 5.625 12/01/55 175
Duluth Economic Development Authority Revenue Bonds
100 4.000 07/01/31 111
Duluth Economic Development Authority Revenue Bonds
100 4.000 07/01/36 110
Duluth Economic Development Authority Revenue Bonds
55 4.000 07/01/41 60
Duluth Independent School District No. 709 Certificate of Participation
35 3.250 03/01/25 37

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Independent School District No. 709 Certificate of Participation
40 4.000 03/01/26 44
Duluth Independent School District No. 709 Certificate of Participation
45 4.000 03/01/29 49
Duluth Independent School District No. 709 Certificate of Participation
75 4.000 03/01/32 80
Duluth Independent School District No. 709 Certificate of Participation
40 4.200 03/01/34 43
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000 12/01/40 117
Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000 05/01/47 112
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 140 5.250 07/01/33 161
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 230 5.500 07/01/38 266
11,915
Mississippi - 1.1%
Mississippi Business Finance Corp. Revenue Bonds
(Þ) 1,600 4.000 10/15/30 1,585
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 3,000 0.110 12/01/30 3,000
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 5,940 0.130 12/01/30 5,940
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 100 0.140 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 4,160 0.130 11/01/35 4,160
Mississippi Business Finance Corp. Revenue Bonds
1,400 2.375 06/01/44 1,415
16,200
Missouri - 0.6%
Branson Industrial Development Authority Tax Allocation
130 5.500 06/01/29 130
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000 03/01/36 89
Cape Girardeau County Industrial Development Authority Revenue Bonds
175 3.000 03/01/46 184
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,600 4.000 03/01/46 1,852
City of St. Louis Industrial Development Authority Revenue Bonds
100 4.750 11/15/47 103
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000 05/01/40 1,658
I-470 Western Gateway Transportation Development District Revenue Bonds
(Þ) 250 5.250 12/01/48 268
Joplin Industrial Development Authority Revenue Bonds
50 3.500 11/01/40 51
Joplin Industrial Development Authority Revenue Bonds
75 4.250 11/01/50 77
Kansas City Industrial Development Authority Revenue Bonds
(µ) 705 5.000 03/01/49 875
Kansas City Industrial Development Authority Revenue Bonds
(µ) 275 5.000 03/01/57 346
Kansas City Land Clearance Redevelopment Authority Tax Allocation
(Þ) 1,500 5.000 02/01/40 1,642
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000 09/01/43 191
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000 09/01/48 159
Plaza at Noah's Ark Community Improvement District Revenue Bonds
450 3.000 05/01/25 466
Plaza at Noah's Ark Community Improvement District Revenue Bonds
50 3.000 05/01/30 51
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.125 05/01/35 25
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000 08/15/30 712
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000 06/01/41 536
9,415
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000 07/01/43 1,783
Montana Facility Finance Authority Revenue Bonds
500 3.000 06/01/50 541
2,324
Nebraska - 0.1%
University of Nebraska Facilities Corp. Revenue Bonds
1,500 3.000 07/15/54 1,635
Nevada - 0.3%
Carson City Hospital Revenue Bonds
1,025 5.000 09/01/47 1,240
Henderson Local Improvement Districts Special Assessment
50 4.000 09/01/35 53
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000 07/01/29 90
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 07/01/30 61
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000 07/01/35 44
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000 07/01/43 189
Las Vegas Redevelopment Agency Tax Allocation
250 5.000 06/15/45 283
Las Vegas Special Improvement District No. 607 Special Assessment
135 5.000 06/01/24 148
Las Vegas Special Improvement District No. 813 Special Assessment
15 4.250 06/01/37 16
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375 06/01/42 27
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500 06/01/47 27
Las Vegas Special Improvement District No. 814 Special Assessment
80 4.000 06/01/49 87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Special Improvement District No. 815 Special Assessment
50 5.000 12/01/49 58
Nevada Department of Business & Industry Revenue Bonds
(Þ) 1,100 5.000 07/15/37 1,217
Tahoe-Douglas Visitors Authority Revenue Bonds
1,000 5.000 07/01/34 1,198
Tahoe-Douglas Visitors Authority Revenue Bonds
165 5.000 07/01/45 193
Tahoe-Douglas Visitors Authority Revenue Bonds
175 5.000 07/01/51 204
5,135
New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue Bonds
(~)(Ê)(Þ) 100 2.950 04/01/29 109
New Hampshire Business Finance Authority Revenue Bonds
250 4.000 01/01/41 279
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 180 3.625 07/01/43 193
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê)(Þ) 310 3.750 07/01/45 333
New Hampshire Business Finance Authority Revenue Bonds
1,000 4.000 01/01/51 1,109
New Hampshire Health and Education Facilities Authority Revenue Bonds
350 5.000 08/01/32 444
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000 08/01/33 469
New Hampshire Health and Education Facilities Authority Revenue Bonds
390 5.000 08/01/34 493
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000 08/01/35 524
New Hampshire Health and Education Facilities Authority Revenue Bonds
430 5.000 08/01/36 542
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 10/01/36 587
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000 08/01/37 572
New Hampshire Health and Education Facilities Authority Revenue Bonds
480 5.000 08/01/38 602
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 08/01/39 626
New Hampshire Health and Education Facilities Authority Revenue Bonds
525 5.000 08/01/40 656
7,538
New Jersey - 4.9%
Atlantic City General Obligation Unlimited
500 5.000 12/01/24 525
Atlantic City General Obligation Unlimited
450 5.000 12/01/25 472
Atlantic City General Obligation Unlimited
270 5.000 12/01/28 282
Atlantic City General Obligation Unlimited
(µ) 225 5.000 03/01/32 274
Atlantic City General Obligation Unlimited
(µ) 35 5.000 03/01/37 42
Atlantic City General Obligation Unlimited
(µ) 45 5.000 03/01/42 54
Atlantic County Improvement Authority Revenue Bonds
(µ) 50 4.000 07/01/53 60
New Jersey Economic Development Authority Revenue Bonds
1,350 5.125 09/15/23 1,424
New Jersey Economic Development Authority Revenue Bonds
(µ) 1,360 7.425 02/15/29 1,778
New Jersey Economic Development Authority Revenue Bonds
2,150 5.250 09/15/29 2,268
New Jersey Economic Development Authority Revenue Bonds
500 4.000 07/01/32 569
New Jersey Economic Development Authority Revenue Bonds
500 5.000 07/01/32 550
New Jersey Economic Development Authority Revenue Bonds
500 5.000 06/15/41 599
New Jersey Economic Development Authority Revenue Bonds
275 3.000 08/01/41 283
New Jersey Economic Development Authority Revenue Bonds
(µ) 200 5.000 06/01/42 241
New Jersey Economic Development Authority Revenue Bonds
635 5.000 06/15/42 774
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375 01/01/43 1,678
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000 11/01/44 6,254
New Jersey Economic Development Authority Revenue Bonds
100 5.000 07/01/47 108
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 07/15/47 1,168
New Jersey Economic Development Authority Revenue Bonds
675 5.000 10/01/47 785
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000 01/01/48 1,322
New Jersey Economic Development Authority Revenue Bonds
275 4.000 06/15/50 324
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000 07/01/42 213
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/46 1,094
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000 07/01/50 534
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000 07/01/30 118
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 300 4.125 07/01/38 329
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 150 5.000 07/01/46 174
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912 12/15/26 1,315
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302 12/15/29 524
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000 06/15/30 629
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 2,160 4.168 12/15/30 1,855
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000 06/15/31 343

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000 12/15/31 441
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403 12/15/32 637
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 500 3.965 12/15/33 404
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465 12/15/33 572
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000 12/15/33 568
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526 12/15/34 76
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 975 4.823 12/15/34 768
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000 12/15/35 466
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 4,950 5.130 12/15/35 3,718
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591 12/15/35 407
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 150 4.342 12/15/36 110
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668 12/15/36 2,701
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000 12/15/36 578
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,250 4.000 06/15/37 2,701
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649 12/15/37 4,698
New Jersey Transportation Trust Fund Authority Revenue Bonds
925 5.000 06/15/38 1,078
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250 12/15/38 378
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000 06/15/42 1,104
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000 06/15/44 460
New Jersey Transportation Trust Fund Authority Revenue Bonds
185 3.500 06/15/46 201
New Jersey Transportation Trust Fund Authority Revenue Bonds
300 3.000 06/15/50 317
New Jersey Transportation Trust Fund Authority Revenue Bonds
4,000 4.000 06/15/50 4,712
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000 01/01/48 2,086
South Jersey Port Corp. Revenue Bonds
1,645 5.000 01/01/36 1,994
South Jersey Port Corp. Revenue Bonds
1,450 5.000 01/01/48 1,732
South Jersey Port Corp. Revenue Bonds
3,000 5.000 01/01/49 3,621
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000 11/01/26 360
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000 11/01/39 1,054
South Jersey Transportation Authority LLC Revenue Bonds
4,500 4.000 11/01/50 5,250
Tobacco Settlement Financing Corp. Revenue Bonds
2,080 5.000 06/01/46 2,488
Union County Improvement Authority Revenue Bonds
(Þ) 600 6.750 12/01/41 637
75,279
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000 09/01/33 59
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000 09/01/40 88
147
New York - 8.5%
Brooklyn Arena Local Development Corp. Revenue Bonds
250 5.000 07/15/25 294
Brooklyn Arena Local Development Corp. Revenue Bonds
175 5.000 07/15/26 212
Brooklyn Arena Local Development Corp. Revenue Bonds
125 5.000 07/15/28 153
Brooklyn Arena Local Development Corp. Revenue Bonds
200 5.000 07/15/42 235
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 30 3.000 07/15/43 31
Brooklyn Arena Local Development Corp. Revenue Bonds
75 Zero coupon 07/15/46 39
Broome County Local Development Corp. Revenue Bonds
(µ) 180 4.000 04/01/50 210
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 2.500 06/15/31 102
Build NYC Resource Corp. Revenue Bonds
25 4.000 06/15/36 29
Build NYC Resource Corp. Revenue Bonds
100 4.000 06/15/51 110
Build NYC Resource Corp. Revenue Bonds
(Þ) 350 5.000 06/15/51 422
Build NYC Resource Corp. Revenue Bonds
(Þ) 250 5.000 12/01/51 289
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 5.000 12/01/55 115
City of New York General Obligation Unlimited
275 5.000 03/01/44 340
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 275 5.000 07/01/45 342
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 325 5.000 07/01/51 402
Erie Tobacco Asset Securitization Corp
(Þ) 4,000 Zero coupon 06/01/60 217
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000 07/01/30 30
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/33 42
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/35 42
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000 07/01/36 36

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000 07/01/38 24
Huntington Local Development Corp. Revenue Bonds
705 4.750 07/01/31 788
Huntington Local Development Corp. Revenue Bonds
150 5.250 07/01/56 166
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000 11/01/32 1,145
Metropolitan Transportation Authority Revenue Bonds
245 4.000 02/01/22 250
Metropolitan Transportation Authority Revenue Bonds
5,285 5.000 02/01/23 5,660
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/25 177
Metropolitan Transportation Authority Revenue Bonds
95 5.000 11/15/27 115
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/28 182
Metropolitan Transportation Authority Revenue Bonds
60 5.000 11/15/29 73
Metropolitan Transportation Authority Revenue Bonds
125 5.250 11/15/31 148
Metropolitan Transportation Authority Revenue Bonds
140 4.000 11/15/32 165
Metropolitan Transportation Authority Revenue Bonds
295 5.000 11/15/33 388
Metropolitan Transportation Authority Revenue Bonds
450 5.000 11/15/34 538
Metropolitan Transportation Authority Revenue Bonds
50 4.000 11/15/35 59
Metropolitan Transportation Authority Revenue Bonds
160 5.000 11/15/38 173
Metropolitan Transportation Authority Revenue Bonds
115 5.000 11/15/39 129
Metropolitan Transportation Authority Revenue Bonds
30 5.250 11/15/39 33
Metropolitan Transportation Authority Revenue Bonds
40 2.813 11/15/40 26
Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 11/15/40 2,858
Metropolitan Transportation Authority Revenue Bonds
240 5.000 11/15/43 256
Metropolitan Transportation Authority Revenue Bonds
1,580 5.000 11/15/44 1,995
Metropolitan Transportation Authority Revenue Bonds
1,585 4.000 11/15/45 1,856
Metropolitan Transportation Authority Revenue Bonds
1,540 4.750 11/15/45 1,900
Metropolitan Transportation Authority Revenue Bonds
1,300 5.000 11/15/45 1,653
Metropolitan Transportation Authority Revenue Bonds
100 4.000 11/15/48 117
Metropolitan Transportation Authority Revenue Bonds
75 4.000 11/15/49 87
Metropolitan Transportation Authority Revenue Bonds
125 5.000 11/15/49 157
Metropolitan Transportation Authority Revenue Bonds
(~)(Ê) 10,980 0.010 11/15/50 10,980
Metropolitan Transportation Authority Revenue Bonds
5,000 4.000 11/15/50 5,833
Metropolitan Transportation Authority Revenue Bonds
340 5.000 11/15/50 425
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 4.000 11/15/54 1,173
Metropolitan Transportation Authority Revenue Bonds
1,790 5.250 11/15/55 2,256
Metropolitan Transportation Authority Revenue Bonds
1,740 5.250 11/15/56 2,051
Nassau County Tobacco Settlement Corp. Revenue Bonds
12,290 Zero coupon 06/01/60 1,012
New York City Housing Development Corp. Revenue Bonds
600 3.500 02/15/48 609
New York City Industrial Development Revenue Bonds
(µ) 1,800 3.000 01/01/46 1,941
New York City Industrial Development Revenue Bonds
(µ) 250 3.000 03/01/49 264
New York City Transitional Finance Authority Futures Tax Secured Revenue Bonds
(~)(Ê) 4,200 1.450 08/01/45 4,200
New York City Water & Sewer System Revenue Bonds
2,000 4.000 06/15/40 2,384
New York City Water & Sewer System Revenue Bonds
400 3.000 06/15/51 436
New York Counties Tobacco Trust IV Revenue Bonds
9,455 8.130 06/01/60 656
New York Liberty Development Corp. Revenue Bonds
(Þ) 1,655 5.000 11/15/44 1,835
New York Liberty Development Corp. Revenue Bonds
100 2.625 09/15/69 105
New York State Dormitory Authority Revenue Bonds
(Þ) 900 5.000 12/01/29 1,107
New York State Dormitory Authority Revenue Bonds
(Þ) 400 5.000 12/01/35 461
New York State Dormitory Authority Revenue Bonds
125 4.000 09/01/45 145
New York State Dormitory Authority Revenue Bonds
2,055 3.000 03/15/48 2,225
New York State Dormitory Authority Revenue Bonds
3,300 3.000 03/15/49 3,568
New York State Dormitory Authority Revenue Bonds
4,300 4.000 07/01/50 5,076
New York State Dormitory Authority Revenue Bonds
(µ) 355 3.000 09/01/50 376
New York State Dormitory Authority Revenue Bonds
330 4.000 09/01/50 380
New York State Dormitory Authority Revenue Bonds
4,600 4.000 03/15/57 5,420
New York State Environmental Facilities Corp. Revenue Bonds
(~)(ae)(Ê) 500 2.750 09/01/50 530
New York State Urban Development Corp. Revenue Bonds
10,000 4.000 03/15/34 12,303
New York Transportation Development Corp. Revenue Bonds
170 2.250 08/01/26 176
New York Transportation Development Corp. Revenue Bonds
1,500 5.000 08/01/26 1,504

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds
70 5.000 01/01/29 87
New York Transportation Development Corp. Revenue Bonds
1,000 5.000 01/01/30 1,240
New York Transportation Development Corp. Revenue Bonds
575 4.000 10/01/30 697
New York Transportation Development Corp. Revenue Bonds
70 5.000 12/01/30 93
New York Transportation Development Corp. Revenue Bonds
50 5.000 01/01/31 62
New York Transportation Development Corp. Revenue Bonds
280 3.000 08/01/31 303
New York Transportation Development Corp. Revenue Bonds
1,455 5.250 08/01/31 1,769
New York Transportation Development Corp. Revenue Bonds
100 5.000 01/01/33 123
New York Transportation Development Corp. Revenue Bonds
1,315 4.000 07/01/33 1,433
New York Transportation Development Corp. Revenue Bonds
55 5.000 12/01/33 72
New York Transportation Development Corp. Revenue Bonds
1,180 5.000 10/01/35 1,534
New York Transportation Development Corp. Revenue Bonds
50 5.000 12/01/35 65
New York Transportation Development Corp. Revenue Bonds
1,825 4.000 01/01/36 2,106
New York Transportation Development Corp. Revenue Bonds
430 5.375 08/01/36 554
New York Transportation Development Corp. Revenue Bonds
40 5.000 12/01/37 52
New York Transportation Development Corp. Revenue Bonds
140 4.000 12/01/39 168
New York Transportation Development Corp. Revenue Bonds
2,975 5.000 10/01/40 3,823
New York Transportation Development Corp. Revenue Bonds
125 4.000 12/01/40 150
New York Transportation Development Corp. Revenue Bonds
110 4.000 12/01/41 132
New York Transportation Development Corp. Revenue Bonds
160 4.000 12/01/42 191
New York Transportation Development Corp. Revenue Bonds
3,325 4.375 10/01/45 3,998
New York Transportation Development Corp. Revenue Bonds
(µ) 1,000 4.000 07/01/46 1,095
New York Transportation Development Corp. Revenue Bonds
975 5.000 07/01/46 1,096
New York Transportation Development Corp. Revenue Bonds
185 4.000 10/31/46 219
New York Transportation Development Corp. Revenue Bonds
3,825 5.250 01/01/50 4,332
New York Transportation Development Corp. Revenue Bonds
1,100 4.000 04/30/53 1,298
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/32 36
Oneida County Local Development Corp. Revenue Bonds
(µ) 35 4.000 12/01/33 41
Oneida County Local Development Corp. Revenue Bonds
(µ) 50 4.000 12/01/34 59
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 40 4.000 12/01/36 47
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 71
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/38 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 215 3.000 12/01/39 232
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 3.000 12/01/40 64
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/49 138
Port Authority of New York & New Jersey Revenue Bonds
430 4.000 07/15/46 515
Port Authority of New York & New Jersey Revenue Bonds
265 4.000 07/15/55 311
Port Authority of New York & New Jersey Revenue Bonds
100 5.000 07/15/56 128
Port Authority of New York & New Jersey Revenue Bonds
315 4.000 07/15/60 368
Port Authority of New York & New Jersey Revenue Bonds
600 4.000 07/15/61 709
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
2,350 6.625 06/01/44 2,411
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/48 2,772
Westchester County Local Development Corp. Revenue Bonds
125 5.000 11/01/46 145
Yonkers Economic Development Corp. Revenue Bonds
25 5.000 10/15/39 30
Yonkers Economic Development Corp. Revenue Bonds
50 5.000 10/15/40 61
Yonkers Economic Development Corp. Revenue Bonds
30 5.000 10/15/49 35
Yonkers Economic Development Corp. Revenue Bonds
75 5.000 10/15/50 89
Yonkers Economic Development Corp. Revenue Bonds
30 5.000 10/15/54 35
129,550
North Carolina - 0.8%
City of Charlotte Airport Special Facilities Revenue Bonds
1,000 3.000 07/01/46 1,095
North Carolina Department of Transportation Revenue Bonds
75 5.000 12/31/37 84
North Carolina Medical Care Commission Revenue Bonds
1,100 4.000 03/01/41 1,225
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000 10/01/42 1,776
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000 07/01/44 1,253

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds
50 5.000 10/01/45 57
North Carolina Medical Care Commission Revenue Bonds
25 4.000 09/01/46 29
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000 01/01/49 1,155
North Carolina Medical Care Commission Revenue Bonds
100 5.000 10/01/50 114
North Carolina Medical Care Commission Revenue Bonds
350 4.000 03/01/51 385
North Carolina Medical Care Commission Revenue Bonds
925 4.000 09/01/51 1,075
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 01/01/49 2,463
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000 07/01/51 1,145
North Carolina Turnpike Authority Revenue Bonds
50 4.000 01/01/55 57
11,913
North Dakota - 0.3%
County of Burleigh North Dakota Revenue Bonds
705 5.200 04/15/46 750
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000 06/01/38 1,171
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000 06/01/48 2,887
4,808
Ohio - 3.9%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250 11/15/46 3,603
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000 06/01/37 48
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/38 66
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/39 66
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000 06/01/48 319
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,480 4.000 06/01/48 2,901
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
16,705 5.000 06/01/55 19,646
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
7,075 6.259 06/01/57 1,172
Centerville Health Care Revenue Bonds
100 5.250 11/01/37 113
Centerville Health Care Revenue Bonds
150 5.250 11/01/50 168
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000 08/01/44 1,164
Columbus-Franklin County Finance Authority Revenue Bonds
1,485 4.000 11/15/38 1,512
County of Darke Revenue Bonds
50 4.000 09/01/40 54
County of Darke Revenue Bonds
50 4.000 09/01/45 54
County of Darke Revenue Bonds
75 5.000 09/01/49 87
County of Franklin Revenue Bonds
520 5.250 11/15/55 597
County of Lucas Hospital Revenue Bonds
1,650 5.250 11/15/48 2,024
Cuyahoga County Hospital Revenue Bonds
1,000 5.000 02/15/37 1,178
Cuyahoga County Hospital Revenue Bonds
2,140 5.000 02/15/42 2,502
Cuyahoga County Hospital Revenue Bonds
2,000 5.000 02/15/57 2,315
Cuyahoga County Hospital Revenue Bonds
2,000 5.500 02/15/57 2,379
Franklin County Convention Facilities Authority Revenue Bonds
350 5.000 12/01/35 434
Franklin County Convention Facilities Authority Revenue Bonds
850 5.000 12/01/51 1,025
Northeast Ohio Medical University Revenue Bonds
25 3.000 12/01/40 26
Northeast Ohio Medical University Revenue Bonds
25 4.000 12/01/45 29
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 100 3.750 01/15/28 113
Ohio Air Quality Development Authority Revenue Bonds
230 3.250 09/01/29 257
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 120 4.250 01/15/38 140
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 1,190 4.500 01/15/48 1,403
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250 12/01/43 1,595
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000 11/01/44 2,311
Ohio Higher Educational Facility Commission Revenue Bonds
500 5.000 01/15/45 619
Ohio Higher Educational Facility Commission Revenue Bonds
300 5.000 12/01/50 353
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000 11/15/45 3,778
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 125 4.250 12/01/50 128
Southern Ohio Port Authority Revenue Bonds
(Þ) 275 6.500 12/01/30 324
Southern Ohio Port Authority Revenue Bonds
(Þ) 625 7.000 12/01/42 729
State of Ohio Revenue Bonds
(Þ) 110 5.000 12/01/38 119
State of Ohio Revenue Bonds
350 3.000 01/15/45 375
State of Ohio Revenue Bonds
(Þ) 275 5.000 12/01/48 294
State of Ohio Revenue Bonds
1,940 4.000 01/15/50 2,258

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toledo-Lucas Port Authority Revenue Bonds
925 5.000 07/01/39 998
59,276
Oklahoma - 0.4%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000 09/01/37 1,768
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000 08/01/47 204
Oklahoma Development Finance Authority Revenue Bonds
(µ) 500 4.000 08/15/52 559
Oklahoma Development Finance Authority Revenue Bonds
660 5.250 08/01/57 66
Oklahoma Development Finance Authority Revenue Bonds
500 5.500 08/15/57 620
Tulsa Airports Improvement Trust Revenue Bonds
(~)(ae)(Ê) 1,305 5.000 06/01/35 1,476
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250 11/15/37 1,170
5,863
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000 08/01/41 873
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125 11/15/40 559
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375 11/15/55 28
Medford Hospital Facilities Authority Revenue Bonds
(µ) 275 4.000 08/15/45 328
Medford Hospital Facilities Authority Revenue Bonds
100 5.000 08/15/45 129
Medford Hospital Facilities Authority Revenue Bonds
215 4.000 08/15/50 253
Medford Hospital Facilities Authority Revenue Bonds
810 5.000 08/15/50 1,041
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/36 1,090
Oregon State Facilities Authority Revenue Bonds
2,500 5.000 04/01/45 2,863
Oregon State Facilities Authority Revenue Bonds
(ae) 500 5.000 10/01/46 582
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/48 1,084
Oregon State Facilities Authority Revenue Bonds
300 4.000 10/01/51 352
Yamhill County Hospital Authority Revenue Bonds
100 5.000 11/15/46 118
9,300
Pennsylvania - 4.9%
Allegheny County Hospital Development Authority Revenue Bonds
1,865 4.000 04/01/44 2,131
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875 11/01/24 272
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125 05/01/30 183
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 815 5.000 05/01/28 987
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 500 5.000 05/01/32 591
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 1,000 5.000 05/01/33 1,205
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 3 ,500 5.000 05/01/42 4,087
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
1 , 0 00 5.000 05/01/42 1,027
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 490 6.000 05/01/42 622
Berks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/29 57
Berks County Industrial Development Authority Revenue Bonds
110 5.000 11/01/30 125
Berks County Industrial Development Authority Revenue Bonds
75 5.000 11/01/34 84
Berks County Industrial Development Authority Revenue Bonds
375 4.000 11/01/47 383
Berks County Industrial Development Authority Revenue Bonds
750 5.000 11/01/47 830
Berks County Municipal Authority Revenue Bonds
300 5.000 11/01/44 305
Berks County Municipal Authority Revenue Bonds
1,225 5.000 10/01/49 1,387
Bucks County Industrial Development Authority Revenue Bonds
100 5.000 10/01/37 114
Bucks County Industrial Development Authority Revenue Bonds
250 4.000 07/01/46 288
Bucks County Industrial Development Authority Revenue Bonds
400 4.000 07/01/51 458
Bucks County Industrial Development Authority Revenue Bonds
2,245 5.000 07/01/54 2,787
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000 11/01/24 812
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000 11/01/25 639
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000 11/01/37 1,927
Chester County Industrial Development Authority Revenue Bonds
600 4.000 12/01/46 721
Chester County Industrial Development Authority Revenue Bonds
455 4.000 12/01/51 545
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000 12/15/51 1,420

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000 09/15/33 2,282
City of Harrisburg General Obligation Unlimited
(µ) 285 4.697 09/15/22 273
City of Philadelphia Airport Revenue Bonds
1,000 5.000 07/01/51 1,281
City of Philadelphia General Obligation Unlimited
(~)(Ê) 3,025 0.140 08/01/31 3,025
City of Scranton General Obligation Unlimited
(Þ) 1,275 5.000 09/01/28 1,473
Clairton Municipal Authority Revenue Bonds
240 5.000 12/01/42 251
Commonwealth Financing Authority Revenue Bonds
100 5.000 06/01/34 124
Commonwealth Financing Authority Revenue Bonds
185 5.000 06/01/35 229
Commonwealth Financing Authority Revenue Bonds
(µ) 1,525 4.000 06/01/39 1,766
Dauphin County General Authority Revenue Bonds
(Þ) 850 5.875 10/15/40 1,051
Dauphin County General Authority Revenue Bonds
(Þ) 1,000 5.125 10/15/41 1,142
Dauphin County General Authority Revenue Bonds
(Þ) 2,100 6.250 10/15/53 2,610
Doylestown Hospital Authority Revenue Bonds
315 3.950 07/01/24 318
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000 07/01/45 655
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/43 109
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/48 108
Franklin County Industrial Development Authority Revenue Bonds
510 5.000 12/01/49 552
Franklin County Industrial Development Authority Revenue Bonds
150 5.000 12/01/53 162
Geisinger Authority Revenue Bonds
(USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 97
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000 06/01/44 87
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000 06/01/44 158
General Authority of Southcentral Pennsylvania Revenue Bonds
(Þ) 1,765 6.500 07/15/48 2,127
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/28 604
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/33 593
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
100 5.625 07/01/42 104
Huntingdon County General Authority Revenue Bonds
1,000 5.000 05/01/46 1,132
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250 07/01/41 1,156
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000 05/01/43 1,445
Latrobe Industrial Development Authority Revenue Bonds
125 4.000 03/01/46 138
Latrobe Industrial Development Authority Revenue Bonds
125 4.000 03/01/51 137
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000 12/01/37 1,701
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000 11/15/36 1,809
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000 11/15/45 165
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250 01/15/46 1,925
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000 10/01/36 1,163
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000 05/01/44 66
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000 05/01/49 89
Pennsylvania Economic Development Financing Authority Revenue Bonds
(Þ) 153 5.750 06/01/36 153
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,050 4.000 07/01/41 1,193
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000 06/30/42 1,454
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 0.200 08/01/45 1,500
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000 07/01/46 169
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
365 6.250 09/01/33 400
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500 07/15/43 1,048
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 05/01/50 1,774
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000 12/01/40 1,456
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250 12/01/44 2,775
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250 06/01/47 1,234
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 900 5.000 06/15/40 1,071
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 20 0 5.000 06/15/50 235
Philadelphia Authority for Industrial Development Revenue Bonds
15 0 5.000 06/15/50 165
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/50 122
Scranton Redevelopment Authority Revenue Bonds
100 5.000 11/15/28 103
Scranton School District General Obligation Limited.
(µ) 2,025 4.250 06/01/37 2,242
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000 01/01/38 236
Washington County Redevelopment Authority Tax Allocation
265 5.000 07/01/28 290
West Cornwall Township Municipal Authority Revenue Bonds
365 4.000 11/15/36 432

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Cornwall Township Municipal Authority Revenue Bonds
370 4.000 11/15/41 434
West Cornwall Township Municipal Authority Revenue Bonds
525 4.000 11/15/46 610
Westmoreland County Industrial Development Authority Revenue Bonds
80 4.000 07/01/37 96
75,286
Puerto Rico - 7.5%
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
185 3.500 07/01/17 173
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
1,250 4.000 07/01/21 1,093
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
110 5.000 07/01/21 104
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
120 5.000 07/01/24 114
Commonwealth of Puerto Rico General Obligation Unlimited
80 5.250 07/01/25 75
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
1,000 5.000 07/01/27 949
Commonwealth of Puerto Rico General Obligation Unlimited
775 6.000 07/01/29 741
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 100 5.000 07/01/31 103
Commonwealth of Puerto Rico General Obligation Unlimited
130 5.125 07/01/31 123
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
1,970 6.000 07/01/32 1,817
Commonwealth of Puerto Rico General Obligation Unlimited
1,000 5.000 07/01/33 950
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
210 5.250 07/01/34 201
Commonwealth of Puerto Rico General Obligation Unlimited
235 5.000 07/01/35 223
Commonwealth of Puerto Rico General Obligation Unlimited
6,245 8.000 07/01/35 5,324
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
725 5.875 07/01/36 687
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
3,580 5.250 07/01/37 3,405
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
385 6.000 07/01/38 370
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
225 6.000 07/01/40 206
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
1,050 5.000 07/01/41 904
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
9,339 7.500 08/20/40 8,733
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250 07/01/25 31
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
110 5.000 07/01/33 115
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,000 5.000 07/01/35 2,470
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
750 5.125 07/01/37 783
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
6,735 5.250 07/01/42 7,040
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,250 5.000 07/01/47 1,510
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000 07/01/47 210
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 2,100 5.000 07/01/31 2,151
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 565 5.000 07/01/22 573
Puerto Rico Electric Power Authority Revenue Bonds(Ø)
775 4.750 07/01/26 756
Puerto Rico Electric Power Authority Revenue Bonds
1,685 5.250 07/01/27 1,656
Puerto Rico Electric Power Authority Revenue Bonds
2,275 5.000 07/01/28 2,227
Puerto Rico Electric Power Authority Revenue Bonds
5,000 5.250 07/01/28 4,912
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,865 1.480 07/01/29 2,670
Puerto Rico Electric Power Authority Revenue Bonds
3,520 5.000 07/01/32 3,444
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 100 5.250 07/01/32 108
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 355 4.750 07/01/33 361
Puerto Rico Electric Power Authority Revenue Bonds
425 5.250 07/01/40 418
Puerto Rico Electric Power Authority Revenue Bonds
1,000 7.000 07/01/43 1,009
Puerto Rico Electric Power Authority Revenue Bonds
650 5.250 07/01/49 634
Puerto Rico Highway & Transportation Authority Revenue Bonds
100 5.000 07/01/24 53
Puerto Rico Highway & Transportation Authority Revenue Bonds
200 5.500 07/01/24 106
Puerto Rico Highway & Transportation Authority Revenue Bonds
50 5.000 07/01/25 27
Puerto Rico Highway & Transportation Authority Revenue Bonds
50 5.000 07/01/26 27
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 345 5.500 07/01/26 196
Puerto Rico Highway & Transportation Authority Revenue Bonds
100 5.000 07/01/27 53
Puerto Rico Highway & Transportation Authority Revenue Bonds
420 5.000 07/01/28 379
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 140 5.500 07/01/29 165
Puerto Rico Highway & Transportation Authority Revenue Bonds
575 5.000 07/01/30 305
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/31 562
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 10 5.500 07/01/31 12

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Highway & Transportation Authority Revenue Bonds(Ø)
205 5.000 07/01/32 109
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.250 07/01/32 28
Puerto Rico Highway & Transportation Authority Revenue Bonds (Ø)
(µ) 525 5.250 07/01/33 590
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 270 5.250 07/01/34 302
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 65 5.250 07/01/35 71
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,690 5.250 07/01/36 1,903
Puerto Rico Highway & Transportation Authority Revenue Bonds
175 5.000 07/01/37 93
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 160 4.750 07/01/38 163
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 4,510 5.250 07/01/38 4,904
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 760 5.250 07/01/41 871
Puerto Rico Highway & Transportation Authority Revenue Bonds
230 5.000 07/01/42 122
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 335 5.500 07/01/25 362
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 55 5.620 07/01/28 42
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 310 5.620 07/01/29 228
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 730 6.302 07/01/35 403
Puerto Rico Infrastructure Financing Authority Revenue Bonds
1,000 5.000 07/01/37 1,036
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 160 5.601 07/01/37 80
Puerto Rico Public Buildings Authority Revenue Bonds(Ø)
110 5.750 07/01/17 117
Puerto Rico Public Buildings Authority Revenue Bonds(Ø)
300 5.750 07/01/18 319
Puerto Rico Public Buildings Authority Revenue Bonds(Ø)
370 5.250 07/01/25 390
Puerto Rico Public Buildings Authority Revenue Bonds
1,095 5.000 07/01/32 1,142
Puerto Rico Public Buildings Authority Revenue Bonds
2,450 5.250 07/01/33 2,554
Puerto Rico Public Buildings Authority Revenue Bonds
1,000 5.500 07/01/37 1,049
Puerto Rico Public Buildings Authority Revenue Bonds
2,005 5.250 07/01/42 1,945
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
93 3.941 07/01/24 90
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
475 5.250 08/01/24 472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030 07/01/27 361
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 3.071 07/01/29 238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491 07/01/31 201
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 3.450 07/01/33 439
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500 07/01/34 244
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,023 4.329 07/01/40 9,119
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550 07/01/40 254
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,876 5.709 07/01/46 1,634
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,659 5.772 07/01/51 2,097
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536 07/01/53 36
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,665 4.750 07/01/53 1,910
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784 07/01/58 777
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
14,848 5.000 07/01/58 17,315
115,289
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959 06/01/52 568
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861 06/01/52 1,869
2,437
South Carolina - 0.6%
Berkeley County Special Assessment
500 4.000 11/01/30 577
South Carolina Jobs-Economic Development Authority Revenue Bonds
100 8.750 07/01/25 100
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000 11/15/47 157
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250 11/15/52 1,616
South Carolina Public Service Authority Revenue Bonds
2,865 5.000 12/01/39 3,267
South Carolina Public Service Authority Revenue Bonds
1,350 5.000 12/01/46 1,540
South Carolina Public Service Authority Revenue Bonds
250 5.250 12/01/55 296
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250 10/01/32 1,849
South Carolina Transportation Infrastructure Bank Revenue Bonds
(ae) 125 5.250 07/01/55 149
9,551
South Dakota - 0.2%
County of Lincoln Revenue Bonds
1,940 4.000 08/01/41 2,234
County of Lincoln Revenue Bonds
75 4.000 08/01/56 84

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Lincoln Revenue Bonds
100 4.000 08/01/61 112
2,430
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
335 4.000 08/01/44 391
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000 08/01/49 125
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000 10/01/44 2,243
City of Clarksville Water Sewer & Gas Revenue Bonds
900 4.000 02/01/51 1,076
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000 07/01/40 319
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000 08/15/42 1,039
Memphis-Shelby County Industrial Development Board Tax Allocation
100 5.625 01/01/46 98
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000 10/01/29 25
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000 10/01/39 44
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/40 120
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000 10/01/41 1,159
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/46 119
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000 10/01/48 62
6,820
Texas - 5.7%
Arlington Higher Education Finance Corp. Revenue Bonds
25 4.000 08/15/36 28
Arlington Higher Education Finance Corp. Revenue Bonds
50 4.000 08/15/41 55
Arlington Higher Education Finance Corp. Revenue Bonds
50 4.000 08/15/46 55
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000 08/15/49 559
Austin Convention Enterprises, Inc. Revenue Bonds
100 5.000 01/01/29 116
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000 07/15/37 832
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000 07/15/42 662
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250 12/01/35 56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000 12/01/40 71
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000 12/01/45 54
Calhoun County Navigation Industrial Development Authority Revenue Bonds
(Þ) 1,000 3.625 07/01/26 1,035
Calhoun County Navigation Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.500 07/01/26 1,022
Cedar Bayou Navigation District Special Assessment
(Þ) 585 6.000 09/15/51 636
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000 01/01/41 1,107
Central Texas Regional Mobility Authority Revenue Bonds
275 5.000 01/01/45 336
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/46 117
Central Texas Turnpike System Revenue Bonds
3,000 5.000 08/15/42 3,334
City of Anna Special Assessment
(Þ) 136 4.250 09/15/51 136
City of Anna Special Assessment
(Þ) 504 5.000 09/15/51 504
City of Aubrey Revenue Bonds
650 7.250 09/01/45 699
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds
(Þ) 330 5.125 11/01/33 366
City of Celina Special Assessment
(µ) 190 4.000 09/01/30 212
City of Celina Special Assessment
(µ) 1,020 3.000 09/01/35 1,048
City of Celina Special Assessment
(Þ) 165 4.125 09/01/39 180
City of Celina Special Assessment
(µ) 2,025 2.625 09/01/40 1,991
City of Celina Special Assessment
50 6.250 09/01/45 53
City of Celina Special Assessment
100 7.500 09/01/45 108
City of Celina Special Assessment
845 4.375 09/01/49 896
City of Crandall Special Assessment
(Þ) 100 4.250 09/15/41 100
City of Crandall Special Assessment
(Þ) 100 5.000 09/15/41 100
City of Crandall Special Assessment
(Þ) 100 4.500 09/15/51 101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Crandall Special Assessment
(Þ) 100 5.250 09/15/51 101
City of Fort Worth Special Assessment Revenue Bonds
(Þ) 150 5.000 09/01/32 160
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500 09/01/32 99
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500 09/01/38 705
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000 09/01/44 113
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000 09/01/47 163
City of Haslet Special Assessment
(Þ) 200 4.375 09/01/49 220
City of Houston Airport Facilities Revenue Bonds
2,400 5.000 07/15/35 2,673
City of Houston Airport System Revenue Bonds
295 5.000 07/01/27 353
City of Houston Airport System Revenue Bonds
740 5.000 07/15/27 886
City of Houston Airport System Revenue Bonds
3,095 5.000 07/15/28 3,770
City of Houston Airport System Revenue Bonds
500 5.000 07/01/29 551
City of Houston Airport System Revenue Bonds
1,000 5.000 07/15/30 1,128
City of Houston Airport System Revenue Bonds
275 4.000 07/01/47 322
City of Hutto Special Assessment
(Þ) 146 4.000 09/01/56 150
City of Justin Special Assessment Revenue Bonds
(Þ) 270 5.500 09/01/47 308
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.625 09/01/39 113
City of Kyle Special Assessment Revenue Bonds
(Þ) 100 4.750 09/01/44 112
City of Lago Vista Special Assessment
55 3.750 09/01/42 58
City of Lavon Special Assessment Revenue Bonds
(Þ) 100 4.250 09/15/39 110
City of Lavon Special Assessment Revenue Bonds
(Þ) 200 4.500 09/15/49 220
City of Manor Special Assessment
(Þ) 100 4.000 09/15/51 104
City of Manor Special Assessment
(Þ) 100 4.375 09/15/51 101
City of Manor Special Assessment Revenue Bonds
(Þ) 100 4.500 09/15/40 112
City of Marble Falls Revenue Bonds
(Þ) 100 4.125 09/01/41 100
City of Marble Falls Revenue Bonds
(Þ) 100 4.375 09/01/51 100
City of Marble Falls Revenue Bonds
(Þ) 100 5.125 09/01/51 100
City of McLendon -Chisholm Special Assessment
(µ) 100 2.500 09/15/35 100
City of McLendon -Chisholm Special Assessment
(Þ) 35 3.625 09/15/41 36
City of McLendon -Chisholm Special Assessment
(µ) 650 3.000 09/15/45 656
City of McLendon -Chisholm Special Assessment
(Þ) 100 4.375 09/15/49 111
City of McLendon -Chisholm Special Assessment
(Þ) 50 4.000 09/15/51 51
City of Mesquite Special Assessment Revenue Bonds
(Þ) 100 5.750 09/15/39 113
City of Mesquite Special Assessment Revenue Bonds
(Þ) 1,000 5.375 09/01/48 1,165
City of Mesquite Special Assessment Revenue Bonds
(Þ) 150 6.000 09/15/49 169
City of Midlothian Special Assessment
(Þ) 100 4.125 09/15/31 102
City of Midlothian Special Assessment
(Þ) 100 4.125 09/15/51 102
City of Midlothian Special Assessment
(Þ) 100 4.750 09/15/51 103
City of Oak Point Special Assessment
(Þ) 650 3.125 09/01/41 649
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.125 09/01/48 106
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.500 09/01/48 107
City of Princeton Special Assessment
(Þ) 300 4.500 09/01/39 331
City of Princeton Special Assessment
(Þ) 100 5.500 09/01/39 115
City of Princeton Special Assessment
(Þ) 225 3.750 09/01/40 243
City of Princeton Special Assessment
(Þ) 125 3.875 09/01/40 134
City of Princeton Special Assessment
(Þ) 130 4.875 09/01/48 146
City of Princeton Special Assessment
(Þ) 35 4.375 09/01/49 39
City of Princeton Special Assessment
(Þ) 100 4.750 09/01/49 110
City of Princeton Special Assessment
(Þ) 100 5.750 09/01/49 114
City of Princeton Special Assessment
(Þ) 325 4.000 09/01/50 353
City of Princeton Special Assessment
(Þ) 161 4.125 09/01/50 173
City of Princeton Special Assessment
(Þ) 35 4.000 09/01/51 36
City of Red Oak Special Assessment
(Þ) 100 3.375 09/15/41 100
City of Red Oak Special Assessment
(Þ) 100 4.000 09/15/51 103
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/30 106
City of Royse Special Assessment Revenue Bonds
(Þ) 125 4.125 09/15/39 136
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.125 09/15/40 107

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/49 109
City of Royse Special Assessment Revenue Bonds
(Þ) 200 4.375 09/15/50 215
City of Shenandoah Special Assessment Revenue Bonds
100 4.500 09/01/23 103
City of Shenandoah Special Assessment Revenue Bonds
140 5.700 09/01/47 162
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/45 560
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,202
County of Medina Special Assessment
(Þ) 100 4.750 09/01/50 102
Dallas Area Rapid Transit Tax Allocation
515 5.000 12/01/48 606
Decatur Hospital Authority Revenue Bonds
200 5.250 09/01/44 223
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 4.500 08/15/35 104
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 5.000 08/15/44 105
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750 05/01/38 241
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800 10/01/46 728
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850 10/01/47 525
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000 10/01/49 6,149
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
2,500 3.000 10/01/51 2,715
Harris County-Houston Sports Authority Revenue Bonds
(µ) 725 5.337 11/15/36 328
Houston Higher Education Finance Corp. Revenue Bonds
65 4.000 10/01/51 73
Lake Houston Redevelopment Authority Revenue Bonds
350 3.000 09/01/40 375
Lake Houston Redevelopment Authority Revenue Bonds
30 2.500 09/01/41 30
Lake Houston Redevelopment Authority Revenue Bonds
785 3.000 09/01/44 831
Lake Houston Redevelopment Authority Revenue Bonds
50 3.000 09/01/47 53
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 300 0.100 08/01/34 300
Mission Economic Development Corp. Revenue Bonds
1,000 0.200 01/01/26 1,000
Mission Economic Development Corp. Revenue Bonds
(Þ) 1,150 4.625 10/01/31 1,215
Mitchell County Hospital District General Obligation Limited
45 5.500 02/15/40 51
Mitchell County Hospital District General Obligation Limited
80 5.250 02/15/45 89
Mitchell County Hospital District General Obligation Limited
50 4.000 02/15/51 51
Montgomery County Toll Road Authority Revenue Bonds
150 5.000 09/15/43 170
Montgomery County Toll Road Authority Revenue Bonds
200 5.000 09/15/48 226
New Home Independent School District General Obligation Unlimited
300 3.000 02/15/51 327
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000 04/01/36 66
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 5.000 08/15/40 1,110
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750 04/01/46 1,671
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 100 5.000 08/15/51 115
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,100 4.000 11/01/55 1,250
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000 01/01/41 438
North Texas Tollway Authority Revenue Bonds
2,250 5.000 01/01/38 2,791
North Texas Tollway Authority Revenue Bonds
480 3.000 01/01/46 514
North Texas Tollway Authority Revenue Bonds
2,720 3.000 01/01/51 2,898
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 210 6.000 01/01/25 219
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 250 3.625 01/01/35 259
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 1,570 4.000 01/01/50 1,628
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500 10/01/46 1,478
San Antonio Convention Hotel Revenue Bonds
(µ) 1,000 5.000 07/15/34 1,002
San Antonio Education Facilities Corp. Revenue Bonds
1,000 4.000 04/01/54 1,168
San Antonio Municipal Facilities Corp. Revenue Bonds
750 4.000 08/01/48 894
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000 05/15/45 217
Texas City Industrial Development Corp. Revenue Bonds
770 4.125 12/01/45 845
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
175 5.000 12/15/31 237
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
130 5.000 12/15/32 179
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000 12/31/50 113
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000 12/31/55 113
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
8,090 5.000 06/30/58 10,040
Texas Water Development Board Revenue Bonds
750 4.000 10/15/54 887
Town of Argyle Special Assessment
(Þ) 100 4.250 09/01/23 103
Town of Argyle Special Assessment
(Þ) 145 5.250 09/01/47 167

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Hickory Creek Special Assessment
200 3.875 09/01/37 222
Town of Little Elm Special Assessment
(Þ) 730 5.750 09/01/38 864
Town of Little Elm Special Assessment
(Þ) 100 5.000 09/01/47 111
Uptown Development Authority Tax Allocation
105 3.000 09/01/36 113
Uptown Development Authority Tax Allocation
50 3.000 09/01/37 54
Uptown Development Authority Tax Allocation
50 3.000 09/01/39 54
Uptown Development Authority Tax Allocation
50 3.000 09/01/40 53
Viridian Municipal Management District Special Assessment
25 3.125 12/01/35 26
Viridian Municipal Management District Special Assessment
30 3.375 12/01/40 31
Viridian Municipal Management District Special Assessment
385 4.750 12/01/43 413
Viridian Municipal Management District Special Assessment
50 3.500 12/01/47 51
86,779
Utah - 0.6%
Benloch Ranch Improvement Association No. 1
(Š) 700 9.750 12/01/39 720
City of Salt Lake City Airport Revenue Bonds
925 5.000 07/01/51 1,182
Medical School Campus Public Infrastructure District General Obligation Limited
(Þ) 750 5.500 02/01/50 784
Mida Mountain Village Public Infrastructure District Special Assessment
1,000 4.500 08/01/40 1,149
Mida Mountain Village Public Infrastructure District Special Assessment
(Þ) 600 4.000 08/01/50 636
Red Bridge Public Infrastructure District No. 1 General Obligation Limited
(Þ) 500 4.375 02/01/51 520
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000 07/01/47 1,622
Utah Infrastructure Agency Revenue Bonds
2,000 5.000 10/15/40 2,376
Utah Infrastructure Agency Revenue Bonds
600 4.000 10/15/41 702
9,691
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000 10/01/42 1,177
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500 06/15/45 1,698
2,875
Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue Bonds
360 4.000 10/01/22 357
Virgin Islands Public Finance Authority Revenue Bonds
340 5.000 10/01/22 339
Virgin Islands Public Finance Authority Revenue Bonds
1,780 5.000 10/01/25 1,784
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000 10/01/29 180
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250 10/01/29 982
Virgin Islands Public Finance Authority Revenue Bonds
605 6.625 10/01/29 610
Virgin Islands Public Finance Authority Revenue Bonds
2,120 5.000 10/01/32 2,097
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,300
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000 10/01/39 438
8,087
Virginia - 1.3%
County of Fairfax Sewer Revenue Bonds
1,300 4.000 07/15/51 1,594
Farms New Kent Community Development Authority Special Assessment
(Þ) 325 3.750 03/01/36 354
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000 01/01/40 4,156
Salem Economic Development Authority Revenue Bonds
40 4.000 04/01/45 45
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/49 61
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200 06/01/46 1,976
Tobacco Settlement Financing Corp. Revenue Bonds
2,085 6.706 06/01/46 2,219
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000 06/01/47 126
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456 06/01/47 518
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642 06/01/47 2,960
Virginia College Building Authority Revenue Bonds
100 3.000 06/01/41 106
Virginia College Building Authority Revenue Bonds
75 4.000 06/01/46 87
Virginia Small Business Financing Authority Revenue Bonds
180 5.000 01/01/40 183
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000 01/01/44 1,029
Virginia Small Business Financing Authority Revenue Bonds
475 5.000 12/31/47 576
Virginia Small Business Financing Authority Revenue Bonds
25 5.000 07/01/49 25
Virginia Small Business Financing Authority Revenue Bonds
2,480 5.000 12/31/52 2,987

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Small Business Financing Authority Revenue Bonds
885 5.000 12/31/56 1,065
20,067
Washington - 1.2%
King County General Obligation Limited
(~)(Ê) 3,865 0.080 01/01/46 3,865
Port of Seattle Industrial Development Corp. Revenue Bonds
460 5.000 04/01/30 493
Port of Seattle Revenue Bonds
500 5.000 08/01/46 648
Washington Economic Development Finance Authority Revenue Bonds
(Þ) 1,000 5.625 12/01/40 1,231
Washington Health Care Facilities Authority Revenue Bonds
210 5.000 08/01/49 262
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000 10/01/49 2,796
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000 05/01/50 87
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000 07/01/48 1,209
Washington State Convention Center Public Facilities District Revenue Bonds
2,600 4.000 07/01/58 3,012
Washington State Convention Center Public Facilities District Revenue Bonds
2,250 5.000 07/01/58 2,840
Washington State Housing Finance Commission Revenue Bonds
(Þ) 150 5.000 01/01/49 171
Washington State Housing Finance Commission Revenue Bonds
(Þ) 200 5.000 01/01/55 227
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500 12/01/33 1,562
18,403
West Virginia - 0.2%
County of Ohio Special District Excise Tax Revenue Bonds
55 3.000 03/01/35 55
County of Ohio Special District Excise Tax Revenue Bonds
150 3.000 03/01/37 150
County of Ohio Special District Excise Tax Revenue Bonds
150 3.250 03/01/41 151
Monongalia County Commission Excise Tax District Revenue Bonds
(Þ) 175 4.125 06/01/43 198
Monongalia County Commission Excise Tax District Revenue Bonds
(Þ) 100 4.875 06/01/43 110
West Virginia Economic Development Authority Revenue Bonds
(~)(Ê) 300 4.125 07/01/45 320
West Virginia Economic Development Authority Revenue Bonds
(~)(ae)(Ê) 175 5.000 07/01/45 192
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000 09/01/38 123
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000 09/01/39 92
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000 01/01/43 406
West Virginia Hospital Finance Authority Revenue Bonds
640 4.125 01/01/47 732
2,529
Wisconsin - 1.4%
Public Finance Authority Revenue Bonds
1,000 0.200 06/01/23 1,000
Public Finance Authority Revenue Bonds
3,000 0.200 10/01/25 3,000
Public Finance Authority Revenue Bonds
(Þ) 20 4.000 06/15/29 22
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/29 1,264
Public Finance Authority Revenue Bonds
35 4.000 07/01/30 38
Public Finance Authority Revenue Bonds
100 4.300 11/01/30 113
Public Finance Authority Revenue Bonds
675 5.000 10/01/31 810
Public Finance Authority Revenue Bonds
710 5.000 10/01/32 849
Public Finance Authority Revenue Bonds
(Þ) 65 5.000 10/01/34 80
Public Finance Authority Revenue Bonds
1,000 5.750 04/01/35 1,158
Public Finance Authority Revenue Bonds
(Þ) 630 5.250 05/15/37 699
Public Finance Authority Revenue Bonds
1,595 5.000 06/01/39 1,939
Public Finance Authority Revenue Bonds
(Þ) 525 5.000 06/15/39 583
Public Finance Authority Revenue Bonds
(Þ) 150 5.000 10/01/39 183
Public Finance Authority Revenue Bonds
50 5.000 07/01/40 57
Public Finance Authority Revenue Bonds
(Þ) 750 5.250 05/15/42 830
Public Finance Authority Revenue Bonds
500 5.000 07/01/42 517
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/44 122
Public Finance Authority Revenue Bonds
75 4.000 01/01/45 87
Public Finance Authority Revenue Bonds
(Þ) 200 5.250 03/01/45 235
Public Finance Authority Revenue Bonds
(Þ) 835 6.500 06/01/45 813
Public Finance Authority Revenue Bonds
(µ) 40 4.000 07/01/45 46
Public Finance Authority Revenue Bonds
725 5.350 12/01/45 872
Public Finance Authority Revenue Bonds
340 5.250 07/01/47 378
Public Finance Authority Revenue Bonds
(Þ) 25 5.000 06/15/49 27
Public Finance Authority Revenue Bonds
(µ) 150 4.125 07/01/49 172
Public Finance Authority Revenue Bonds
100 3.000 01/01/50 107

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
(Þ) 875 5.625 06/01/50 877
Public Finance Authority Revenue Bonds
(µ) 50 4.000 07/01/50 57
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 111
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/15/54 113
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/54 121
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.875 10/01/54 1,071
Public Finance Authority Revenue Bonds
(Þ) 450 5.250 03/01/55 525
Public Finance Authority Revenue Bonds
(µ) 65 4.000 07/01/55 74
Public Finance Authority Revenue Bonds
125 5.000 07/01/55 140
Public Finance Authority Revenue Bonds
(Þ) 350 5.000 12/01/55 398
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/58 121
Public Finance Authority Revenue Bonds
(µ) 80 4.000 07/01/59 91
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/61 110
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 23
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,529
21,362
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625 07/15/39 1,087
Total Municipal Bonds
(cost $1,354,182) 1,489,661
Short-Term Investments - 2.9%
U.S. Cash Management Fund (@) 44,937,639 (∞) 44,929
Total Short-Term Investments
(cost $44,929) 44,929
Total Investments - 100.2%
(identified cost $1,399,111) 1,534,590
Other Assets and Liabilities, Net - (0.2)%
(2,566)
Net Assets - 100.0%
1,532,024

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
12.9%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,500,000 103 .78 3,611
4,087
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 107 .55 538
591
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 1,000,000 106 .81 1,068
1,205
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 815,000 100 .71 821
987
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 490,000 100 .00 490
622
American Samoa Economic Development Authority Revenue Bonds 06/16/21 125,000 100 .00 125
127
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 123 .06 123
126
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .20 1,623
1,864
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98 .13 491
601
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106 .17 743
806
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106 .72 982
1,080
Arizona Industrial Development Authority Revenue Bonds 04/15/21 50,000 105 .80 53
55
Arizona Industrial Development Authority Revenue Bonds 04/15/21 25,000 107 .32 27
28
Arkansas Development Finance Authority Revenue Bonds 09/09/20 3,500,000 102 .53 3,590
4,021
Arkansas Development Finance Authority Revenue Bonds 12/08/20 1,000,000 107 .62 1,076
1,119
Artisan Lakes East Community Development District Special Assessment 06/17/21 220,000 100 .00 220
221
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100 .00 945
951
Artisan Lakes East Community Development District Special Assessment 06/17/21 905,000 105 .73 957
965
Artisan Lakes East Community Development District Special Assessment 06/17/21 550,000 105 .73 582
586
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99 .66 249
251
Astonia Community Development District Special Assessment 07/09/21 1,100,000 100 .00 1,100
1,100
Astonia Community Development District Special Assessment 07/09/21 75,000 104 .95 79
79
Astonia Community Development District Special Assessment 07/09/21 50,000 104 .95 52
52
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
110
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
111
Babcock Ranch Community Independent Special District Special Assessment 06/09/21 1,365,000 100 .00 1,365
1,377
Babcock Ranch Community Independent Special District Special Assessment 06/09/21 120,000 104 .98 126
127
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99 .41 1,064
1,243
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
106
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .15 100
105
Beaumont Community Development District Special Assessment 01/25/19 185,000 100 .00 185
207
Bent Creek Community Development District Special Assessment 07/16/21 160,000 105 .51 169
169
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
550
Brookstone Community Development District Special Assessment 01/23/18 65,000 100 .00 65
66
Build NYC Resource Corp. Revenue Bonds 01/14/21 250,000 109 .63 274
289
Build NYC Resource Corp. Revenue Bonds 04/08/21 100,000 111 .17 111
115
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100 .00 100
102
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 118 .58 415
422
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 1,000,000 100 .00 1,000
1,035
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 1,000,000 100 .00 1,000
1,022
California Community Housing Agency Revenue Bonds 07/24/20 1,000,000 111 .23 1,112
1,174
California Community Housing Agency Revenue Bonds 03/25/21 2,400,000 107 .84 2,586
2,738
California Community Housing Agency Revenue Bonds 07/14/21 1,600,000 102 .17 1,635
1,667
California Enterprise Development Authority Revenue Bonds 06/18/21 250,000 111 .33 278
281
California Health Facilities Financing Authority Revenue Bonds 05/27/21 250,000 108 .99 272
301
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100 .38 838
948
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .46 995
1,163
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .66 1,540
1,777
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .73 1,883
2,139
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .35 65
74
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106 .62 2,824
2,956
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .26 2,452
2,779

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .57 444
494
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .23 606
671
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100 .00 550
550
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .58 681
699
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .10 535
570
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .58 1,066
1,166
California School Finance Authority Revenue Bonds 09/11/20 200,000 110 .84 222
240
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .17 625
654
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .32 158
171
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .43 109
113
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 111 .18 1,223
1,247
California School Finance Authority Revenue Bonds 07/21/21 100,000 115 .80 116
115
California School Finance Authority Revenue Bonds 07/22/21 465,000 115 .21 536
535
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102 .97 2,677
2,932
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107 .22 214
243
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .05 2,676
2,832
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .65 533
526
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .64 1,076
1,196
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .32 261
273
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .31 211
222
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .94 111
120
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 3,680,000 99 .25 3,653
4,334
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .37 1,335
1,496
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
2,310
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 111 .39 362
379
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100 .00 585
636
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100 .00 385
402
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100 .00 45
46
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103 .71 73
74
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98 .98 247
275
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .16 365
391
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .76 1,391
1,995
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .20 1,884
2,674
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 111 .16 111
115
City of Anna Special Assessment 07/28/21 136,000 100 .00 136
136
City of Anna Special Assessment 07/28/21 504,000 100 .00 504
504
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
366
City of Celina Special Assessment 09/11/19 165,000 100 .00 165
180
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
101
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
101
City of Crandall Special Assessment 06/08/21 100,000 99 .19 99
100
City of Crandall Special Assessment 06/08/21 100,000 99 .24 99
100
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
160
City of Haslet Special Assessment 07/30/20 200,000 105 .64 211
220
City of Hutto Special Assessment 04/05/21 146,000 100 .70 147
150
City of Justin Special Assessment Revenue Bonds 03/27/18 270,000 100 .00 270
308
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
112
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
113
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103 .09 206
220
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99 .37 99
110
City of Manor Special Assessment 05/06/21 100,000 100 .00 100
101
City of Manor Special Assessment 05/06/21 100,000 102 .54 103
104
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100 .00 100
112
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
100
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
100
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 105 .35 105
111
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100 .00 35
36
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101 .71 51
51
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,165
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
169
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
113
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
102
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
103
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
102
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .42 1,434
1,619
City of Oak Point Special Assessment 07/22/21 650,000 100 .00 650
649
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100 .00 100
106
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99 .52 100
107
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 200,000 102 .01 204
225
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
146
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
110
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
115
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
114
City of Princeton Special Assessment 08/27/19 300,000 103 .70 311
331
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
353
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
243
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
134
City of Princeton Special Assessment 06/23/20 161,000 100 .00 161
173
City of Princeton Special Assessment 06/26/20 35,000 105 .11 37
39
City of Princeton Special Assessment 05/25/21 35,000 102 .95 36
36
City of Red Oak Special Assessment 06/15/21 100,000 102 .79 103
103
City of Red Oak Special Assessment 06/15/21 100,000 98 .91 99
100
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .43 124
136
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .94 103
109
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100 .74 201
215
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .15 101
106
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .45 101
107
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 105 .67 1,347
1,473
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 109 .07 360
369
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 100,000 108 .94 109
111
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114 .81 1,148
1,227
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103 .97 944
1,008
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103 .99 104
113
Corkscrew Farms Community Development District Special Assessment 12/13/17 60,000 100 .00 60
70
Corkscrew Farms Community Development District Special Assessment 12/13/17 125,000 100 .00 125
144
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 106 .07 1,808
1,910
County of Medina Special Assessment 03/11/21 100,000 100 .00 100
102
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .86 114
130
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100 .00 230
259
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100 .00 130
137
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100 .00 600
675
CSCDA Community Improvement Authority Revenue Bonds 06/04/21 1,250,000 108 .15 1,352
1,357
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .95 980
1,142
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
1,051
Dauphin County General Authority Revenue Bonds 12/21/20 2,100,000 101 .23 2,124
2,610
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .86 99
120
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .91 148
180
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108 .98 327
366
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 110 .35 110
122
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 110 .76 255
287
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 111 .09 244
275
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .31 197
229
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .92 198
230

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99 .18 740
819
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 325,000 104 .78 341
402
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105 .74 291
342
DW Bayview Community Development District Special Assessment 02/05/21 50,000 103 .62 52
53
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .64 75
77
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
54
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .35 228
242
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
710
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .05 101
105
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .89 100
104
Erie Tobacco Asset Securitization Corp 02/02/21 4,000,000 4 .68 187
217
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .45 161
183
Farms New Kent Community Development Authority Special Assessment 06/25/21 325,000 100 .00 325
354
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
902
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100 .00 115
118
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100 .00 1,965
2,033
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113 .33 776
804
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .73 119
129
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101 .89 102
110
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .74 163
178
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103 .11 103
113
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .19 223
261
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101 .93 127
149
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95 .76 1,408
1,623
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 105 .83 106
107
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106 .93 107
109
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100 .00 100
100
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111 .82 112
112
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .21 1,407
1,609
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .29 1,894
2,127
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,384
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103 .39 191
209
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
65
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .90 127
139
Horizon Metropolitan District No. 2 General Obligation Limited 07/28/21 500,000 100 .00 500
513
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
268
Illinois Finance Authority Revenue Bonds 02/25/20 705,000 120 .21 848
872
Illinois Finance Authority Revenue Bonds 07/01/21 125,000 111 .78 140
141
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .36 1,505
1,642
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
205
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
304
Kingman Gate Community Development District Special Assessment 03/03/21 50,000 101 .67 51
53
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
175
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
700
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
219
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .31 99
109
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .94 99
112
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .35 99
112
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98 .97 99
106
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
109
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
110
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,741
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97 .50 244
267
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .06 55
58
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .99 55
58
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .64 117
130

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .95 117
130
Maryland Economic Development Corp. Revenue Bonds 06/10/21 1,400,000 100 .00 1,400
1,546
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107 .02 1,338
1,372
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
113
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
168
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110 .97 1,443
1,474
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .55 246
299
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .15 198
240
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
784
Mida Mountain Village Public Infrastructure District Special Assessment 04/09/21 600,000 101 .71 610
636
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99 .91 1,149
1,215
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,600,000 101 .16 1,619
1,585
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99 .69 598
638
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100 .00 100
110
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100 .00 175
198
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .43 40
45
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .63 189
215
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .12 1,134
1,217
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
109
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100 .00 310
333
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
193
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .61 111
115
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .75 1,017
1,110
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,655,000 104 .49 1,735
1,835
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .15 413
461
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105 .68 951
1,107
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
140
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
113
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .81 1,212
1,403
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110 .81 1,108
1,090
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .93 1,039
1,084
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
169
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
133
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,151
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 153,304 100 .00 153
153
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 200,000 111 .68 223
235
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 112 .28 1,011
1,071
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
27
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
54
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100 .00 210
219
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 1,570,000 100 .93 1,592
1,628
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 250,000 98 .64 247
259
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99 .17 124
128
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .61 498
550
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,553
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .21 774
830
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .47 652
699
Public Finance Authority Revenue Bonds 02/21/19 525,000 101 .05 526
583
Public Finance Authority Revenue Bonds 05/01/19 20,000 100 .62 20
22
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .65 102
113
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .44 25
27
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
1,071
Public Finance Authority Revenue Bonds 12/11/19 1,000,000 114 .07 1,141
1,264
Public Finance Authority Revenue Bonds 08/10/20 150,000 107 .10 161
183
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .21 473
525
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .93 212
235
Public Finance Authority Revenue Bonds 09/16/20 65,000 106 .18 69
80

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 12/03/20 350,000 109 .44 383
398
Public Finance Authority Revenue Bonds 03/26/21 835,000 94 .23 787
813
Public Finance Authority Revenue Bonds 03/26/21 875,000 98 .46 862
877
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .39 108
110
Public Finance Authority Revenue Bonds 05/28/21 100,000 109 .10 109
111
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
404
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 80 .76 81
87
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,250,000 116 .64 1,458
1,510
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 118 .63 2,373
2,470
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
1,008
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
610
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100 .00 500
520
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .49 226
258
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
117
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
233
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
64
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
26
Sandmine Road Community Development District Special Assessment 08/14/20 20,000 100 .00 20
20
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .13 50
53
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99 .66 199
207
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99 .72 100
103
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111 .40 150
152
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
115
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .63 174
201
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .67 197
237
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97 .29 608
729
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 113 .85 313
324
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .94 141
161
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101 .00 232
266
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .48 2,265
2,369
State of Ohio Revenue Bonds 11/14/19 275,000 106 .40 293
294
State of Ohio Revenue Bonds 12/05/19 110,000 109 .02 120
119
Stillwater Community Development District Special Assessment 03/17/21 50,000 100 .42 50
52
Stillwater Community Development District Special Assessment 03/17/21 100,000 102 .93 103
106
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100 .00 1,000
1,041
Storey Park Community Development District Special Assessment 05/25/21 25,000 100 .00 25
25
Storey Park Community Development District Special Assessment 05/25/21 50,000 104 .18 52
53
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .17 982
1,172
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100 .00 100
104
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .25 99
114
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .24 99
112
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .36 99
112
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
167
Town of Argyle Special Assessment 01/24/18 100,000 100 .00 100
103
Town of Little Elm Special Assessment 12/06/17 100,000 100 .35 100
111
Town of Little Elm Special Assessment 11/07/18 730,000 100 .00 730
864
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .56 261
309
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 929,000 100 .00 929
1,017
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100 .00 290
317
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .54 205
240
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100 .72 604
637
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .81 514
582
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105 .94 106
106
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .29 98
106
V-Dana Community Development District Special Assessment 04/01/21 500,000 99 .38 497
513
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .46 487
579

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .99 490
579
Veranda Community Development District II Special Assessment 02/24/21 65,000 100 .00 65
68
Veranda Community Development District II Special Assessment 02/24/21 90,000 101 .65 91
96
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .62 99
111
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
113
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,485
Village Community Development District No. 12 Special Assessment 03/16/18 670,000 100 .00 670
752
Village Community Development District No. 12 Special Assessment 06/06/18 670,000 101 .26 678
752
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100 .00 265
280
Village Community Development District No. 13 Special Assessment 09/11/20 590,000 100 .00 590
621
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104 .36 1,044
1,231
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .82 216
227
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .56 163
171
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
171
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
171
West Port Community Development District Special Assessment 08/05/20 1,780,000 102 .39 1,814
1,894
West Port Community Development District Special Assessment 05/10/21 90,000 100 .00 90
92
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99 .29 1,922
2,000
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
109
Westside Community Development District Special Assessment 09/20/19 100,000 99 .82 100
109
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
139
Wildblue Community Development District Special Assessment 05/23/19 250,000 100 .29 251
273
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100 .00 500
500
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100 .00 50
51
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104 .60 52 53
197,794
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 21,244 09/21
(427)
United States 10 Year Ultra Treasury Note Futures 177 USD 26,594 09/21
(888)
United States Treasury Ultra Bond Futures 73 USD 14,566 09/21 (841)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,156)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
American Samoa $ — $ 253 $ — $ — $ 253
Alabama — 18,785 — — 18,785
Alaska — 4,555 — — 4,555
Arizona — 19,605 — — 19,605
Arkansas — 10,821 — — 10,821

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
California — 156,946 — — 156,946
Colorado — 62,983 — — 62,983
Connecticut — 14,212 — — 14,212
Delaware — 1,231 — — 1,231
District of Columbia — 18,783 — — 18,783
Florida — 133,560 — — 133,560
Georgia — 28,084 — — 28,084
Guam — 17,085 — — 17,085
Hawaii — 3,055 — — 3,055
Idaho — 1,343 — — 1,343
Illinois — 157,983 — — 157,983
Indiana — 6,811 — — 6,811
Iowa — 7,564 — — 7,564
Kansas — 952 — — 952
Kentucky — 4,969 — — 4,969
Louisiana — 14,232 — — 14,232
Maine — 5,828 — — 5,828
Maryland — 12,844 — — 12,844
Massachusetts — 15,023 — — 15,023
Michigan — 39,163 — — 39,163
Minnesota — 11,915 — — 11,915
Mississippi — 16,200 — — 16,200
Missouri — 9,415 — — 9,415
Montana — 2,324 — — 2,324
Nebraska — 1,635 — — 1,635
Nevada — 5,135 — — 5,135
New Hampshire — 7,538 — — 7,538
New Jersey — 75,279 — — 75,279
New Mexico — 147 — — 147
New York — 129,550 — — 129,550
North Carolina — 11,913 — — 11,913
North Dakota — 4,808 — — 4,808
Ohio — 59,276 — — 59,276
Oklahoma — 5,863 — — 5,863
Oregon — 9,300 — — 9,300
Pennsylvania — 75,286 — — 75,286
Puerto Rico — 115,289 — — 115,289
Rhode Island — 2,437 — — 2,437
South Carolina — 9,551 — — 9,551
South Dakota — 2,430 — — 2,430
Tennessee — 6,820 — — 6,820
Texas — 86,779 — — 86,779
Utah — 8,971 720 — 9,691
Vermont — 2,875 — — 2,875
Virgin Islands — 8,087 — — 8,087
Virginia — 20,067 — — 20,067
Washington — 18,403 — — 18,403
West Virginia — 2,529 — — 2,529

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Wisconsin — 21,362 — — 21,362
Wyoming — 1,087 — — 1,087
Short-Term Investments — — — 44,929 44,929
Total Investments
— 1,488,941 720 44,929 1,534,590
Other Financial Instruments
T
Liabilities
Futures Contracts (2,156) — — — (2,156)
Total Other Financial Instruments
*
$ (2,156) $ — $ — $ — $ (2,156)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 93.7%
Alabama - 1.4%
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 150 4.000 01/01/33 178
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 200 4.000 01/01/34 236
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 300 4.000 01/01/36 351
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 530 4.000 01/01/38 618
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 380 4.000 01/01/39 442
Alabama Community College System Revenue Bonds
(µ) 210 3.000 11/01/22 217
Alabama Community College System Revenue Bonds
(µ) 235 4.000 11/01/25 268
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000 09/01/28 2,172
Bessemer Governmental Utility Services Corp. Revenue Bonds
(µ) 1,000 5.000 06/01/31 1,238
Birmingham Airport Authority Revenue Bonds
(µ) 700 5.000 07/01/28 900
Birmingham Airport Authority Revenue Bonds
(µ) 760 5.000 07/01/29 1,000
Birmingham Airport Authority Revenue Bonds
(µ) 1,000 4.000 07/01/37 1,218
Birmingham Airport Authority Revenue Bonds
(µ) 700 4.000 07/01/39 848
Birmingham Airport Authority Revenue Bonds
(µ) 600 4.000 07/01/40 726
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000 06/01/32 2,310
City of Gadsden General Obligation Unlimited
(µ) 1,690 5.000 08/01/27 2,108
City of Montgomery General Obligation Unlimited
500 4.000 12/01/35 620
City of Montgomery General Obligation Unlimited
500 4.000 12/01/37 616
County of Jefferson Sewer Revenue Bonds
2,230 5.000 10/01/22 2,357
County of Jefferson Sewer Revenue Bonds
(µ) 585 5.500 10/01/53 658
County of Jefferson Sewer Revenue Bonds
250 6.500 10/01/53 293
Homewood Educational Building Authority Revenue Bonds
(µ) 485 5.000 12/01/26 512
Homewood Educational Building Authority Revenue Bonds
(µ)(ae) 2,750 5.000 12/01/41 2,926
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/30 1,102
Limestone County Board of Education Special Tax
(µ) 1,000 5.000 11/01/31 1,101
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000 03/01/32 1,485
Pell City Special Care Facilities Financing Authority Revenue Bonds
9,000 5.000 12/01/31 9,120
Phoenix City Board of Education School Warrants Special Tax
(µ) 2,140 4.000 08/01/39 2,566
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000 11/01/37 1,807
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000 11/01/38 1,894
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000 06/01/24 835
Southeast Alabama Gas Supply District Revenue Bonds
(USD 1 Month LIBOR +
0.850%)(ae)(Ê) 2,000 0.966 06/01/49 2,020
University of South Alabama Revenue Bonds
(µ) 1,530 5.000 11/01/24 1,758
University of South Alabama Revenue Bonds
(µ) 1,695 5.000 11/01/25 2,013
University of South Alabama Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,234
University of South Alabama Revenue Bonds
(µ) 715 5.000 10/01/32 880
University of South Alabama Revenue Bonds
(µ) 325 5.000 10/01/36 397
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/28 248
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/29 254
University of West Alabama Revenue Bonds
(µ) 200 5.000 01/01/30 258
University of West Alabama Revenue Bonds
(µ) 300 4.000 01/01/33 355
University of West Alabama Revenue Bonds
(µ) 330 4.000 01/01/34 388
University of West Alabama Revenue Bonds
(µ) 430 4.000 01/01/35 504
University of West Alabama Revenue Bonds
(µ) 450 4.000 01/01/36 526
University of West Alabama Revenue Bonds
(µ) 250 4.000 01/01/38 291
University of West Alabama Revenue Bonds
(µ) 380 4.000 01/01/39 441
54,289
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000 04/01/25 1,251
Alaska Industrial Development & Export Authority Revenue Bonds
785 5.000 06/01/28 912
Alaska Industrial Development & Export Authority Revenue Bonds
465 5.000 06/01/33 546
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000 12/01/26 197
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000 12/01/27 802
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000 12/01/28 381
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000 12/01/29 396

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000 12/01/30 282
City of Valdez Revenue Bonds
(~)(Ê) 2,200 0.150 05/01/31 2,200
Northern Tobacco Securitization Corp. Revenue Bonds
200 5.000 06/01/27 249
Northern Tobacco Securitization Corp. Revenue Bonds
500 5.000 06/01/30 663
Northern Tobacco Securitization Corp. Revenue Bonds
125 5.000 06/01/31 127
Northern Tobacco Securitization Corp. Revenue Bonds
875 5.000 06/01/31 1,183
Northern Tobacco Securitization Corp. Revenue Bonds
875 5.000 06/01/32 1,169
Northern Tobacco Securitization Corp. Revenue Bonds
750 5.000 06/01/33 996
Northern Tobacco Securitization Corp. Revenue Bonds
1,000 4.000 06/01/34 1,230
12,584
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 6,625 1.770 01/01/37 6,598
Arizona Industrial Development Authority Revenue Bonds
490 5.000 05/01/27 542
Arizona Industrial Development Authority Revenue Bonds
270 5.000 05/01/28 301
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000 11/01/28 1,506
Arizona Industrial Development Authority Revenue Bonds
(Þ) 265 3.000 12/15/31 282
Arizona Industrial Development Authority Revenue Bonds
1,450 5.000 11/01/32 1,840
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000 11/01/35 1,364
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000 11/01/37 1,297
Arizona Industrial Development Authority Revenue Bonds
750 4.000 11/01/39 892
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000 11/01/39 1,230
Arizona Industrial Development Authority Revenue Bonds
800 4.000 11/01/40 949
Arizona Industrial Development Authority Revenue Bonds
120 5.000 01/01/43 130
Arizona Industrial Development Authority Revenue Bonds
225 5.000 11/01/44 274
Arizona Industrial Development Authority Revenue Bonds
500 4.500 01/01/49 514
Arizona Industrial Development Authority Revenue Bonds
275 5.000 01/01/54 294
Arizona Transportation Board Revenue Bonds
2,735 5.000 07/01/25 3,112
City of Glendale Excise Tax Revenue Bonds
2,505 5.000 07/01/29 3,130
City of Glendale Excise Tax Revenue Bonds
2,025 5.000 07/01/32 2,502
City of Mesa Utility System Revenue Bonds
1,400 4.000 07/01/35 1,757
County of Pinal Revenue Bonds
1,775 5.000 08/01/25 2,023
Entertainment Center Community Facilities District Revenue Bonds
3,233 4.000 07/01/37 3,278
Festival Ranch Community Facilities District General Obligation Unlimited
(µ) 850 4.000 07/15/36 970
La Paz County Industrial Development Authority Revenue Bonds
50 4.000 02/15/41 58
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000 09/01/30 1,093
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000 09/01/31 1,281
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000 09/01/32 1,182
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000 09/01/33 1,019
Maricopa County Industrial Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.380%)(ae)(Ê) 1,890 0.450 01/01/35 1,888
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000 01/01/41 703
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 325 5.000 07/01/29 407
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 250 5.000 07/01/30 311
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 125 5.000 07/01/28 155
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 215 5.000 07/01/29 264
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 765 5.000 07/01/30 936
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000 01/01/36 2,446
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250 12/01/24 1,253
Salt Verde Financial Corp. Revenue Bonds
800 5.000 12/01/37 1,142
Student & Academic Services LLC Revenue Bonds
(µ) 425 5.000 06/01/27 478
Student & Academic Services LLC Revenue Bonds
(µ) 390 5.000 06/01/28 438
Tempe Industrial Development Authority Revenue Bonds
(Þ) 855 4.000 10/01/23 855

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Marana Revenue Bonds
1,485 5.000 07/01/28 1,618
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 340 4.000 07/01/31 428
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 355 4.000 07/01/32 444
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 370 4.000 07/01/33 461
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 370 4.000 07/01/34 459
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 350 4.000 07/01/35 434
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 315 4.000 07/01/36 389
54,927
Arkansas - 0.4%
Arkansas Development Finance Authority Revenue Bonds
200 4.000 07/01/24 214
Arkansas Development Finance Authority Revenue Bonds
190 4.000 07/01/26 210
Arkansas Development Finance Authority Revenue Bonds
230 4.000 07/01/28 259
Arkansas Development Finance Authority Revenue Bonds
50 3.000 07/01/32 51
Arkansas Development Finance Authority Revenue Bonds
955 4.000 06/01/35 1,132
Arkansas Development Finance Authority Revenue Bonds
230 3.125 07/01/36 235
Batesville Public Facilities Board Revenue Bonds
70 5.000 06/01/22 72
Batesville Public Facilities Board Revenue Bonds
95 5.000 06/01/23 102
Batesville Public Facilities Board Revenue Bonds
140 5.000 06/01/24 155
Batesville Public Facilities Board Revenue Bonds
165 5.000 06/01/25 189
Batesville Public Facilities Board Revenue Bonds
230 5.000 06/01/26 270
Batesville Public Facilities Board Revenue Bonds
225 5.000 06/01/27 271
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000 10/01/31 4,480
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/36 674
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000 10/01/37 672
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000 12/01/30 580
City of Sherwood Sales & Use Tax Revenue Bonds
500 3.050 12/01/43 518
County of Pulaski Revenue Bonds
1,000 5.000 03/01/29 1,205
Southern Arkansas University Revenue Bonds
(µ) 1,005 4.000 03/01/33 1,081
Southern Arkansas University Revenue Bonds
(µ) 1,500 4.000 03/01/36 1,611
University of Central Arkansas Revenue Bonds
(µ) 400 3.250 11/01/33 427
University of Central Arkansas Revenue Bonds
(µ) 325 5.000 11/01/36 381
14,789
California - 7.3%
Banning Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/28 607
Beaumont Financing Authority Special Tax
995 5.000 09/01/45 1,130
Brea Redevelopment Agency Tax Allocation
600 5.000 08/01/32 743
Brentwood Infrastructure Financing Authority Special Assessment
(µ) 995 5.000 09/02/29 1,134
Brentwood Union School District General Obligation Unlimited
200 5.000 08/01/32 242
Brentwood Union School District General Obligation Unlimited
250 5.000 08/01/33 303
California County Tobacco Securitization Agency Revenue Bonds
100 4.000 06/01/49 115
California Educational Facilities Authority Revenue Bonds
200 5.000 10/01/27 253
California Educational Facilities Authority Revenue Bonds
445 5.000 10/01/32 563
California Educational Facilities Authority Revenue Bonds
800 5.000 10/01/35 1,003
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/26 1,207
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000 02/01/27 1,577
California Health Facilities Financing Authority Revenue Bonds
(Þ) 875 2.125 11/15/27 888
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000 02/01/28 1,676
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 11/15/29 1,054
California Health Facilities Financing Authority Revenue Bonds
365 5.000 08/15/32 448
California Health Facilities Financing Authority Revenue Bonds
600 5.000 08/15/33 734
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000 08/15/35 1,952
California Health Facilities Financing Authority Revenue Bonds
850 5.000 08/15/47 1,023
California Infrastructure & Economic Development Bank Revenue Bonds
185 5.000 10/01/22 196
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000 11/01/26 394
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000 11/01/27 171
California Infrastructure & Economic Development Bank Revenue Bonds
(~)(ae)(Ê) 1,500 1.200 06/01/28 1,523
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000 11/01/32 376
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000 11/01/33 508

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds
1,825 2.000 07/01/24 1,826
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/26 121
California Municipal Finance Authority Revenue Bonds
690 5.000 08/15/27 862
California Municipal Finance Authority Revenue Bonds
250 5.000 10/01/27 311
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/29 285
California Municipal Finance Authority Revenue Bonds
11,100 5.000 05/15/30 14,172
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/30 126
California Municipal Finance Authority Revenue Bonds
350 5.000 01/01/31 447
California Municipal Finance Authority Revenue Bonds
(µ) 200 5.000 05/15/31 270
California Municipal Finance Authority Revenue Bonds
75 4.000 07/01/31 88
California Municipal Finance Authority Revenue Bonds
(µ) 750 4.000 05/15/32 934
California Municipal Finance Authority Revenue Bonds
800 5.000 08/15/32 989
California Municipal Finance Authority Revenue Bonds
1,200 5.000 08/15/34 1,479
California Municipal Finance Authority Revenue Bonds
(µ) 1,200 4.000 05/15/35 1,481
California Municipal Finance Authority Revenue Bonds
400 5.000 02/01/36 487
California Municipal Finance Authority Revenue Bonds
250 4.000 07/01/41 296
California Municipal Finance Authority Revenue Bonds
575 5.000 07/01/47 693
California Public Finance Authority Revenue Bonds
400 4.000 10/15/27 473
California Public Finance Authority Revenue Bonds
360 4.000 10/15/28 433
California Public Finance Authority Revenue Bonds
(~)(Ê) 680 4.000 10/15/51 835
California Public Works Board Revenue Bonds
1,000 4.000 05/01/36 1,246
California Public Works Board Revenue Bonds
500 4.000 05/01/37 620
California School Finance Authority Revenue Bonds
(Þ) 260 2.000 10/01/23 267
California School Finance Authority Revenue Bonds
(Þ) 295 2.000 10/01/26 308
California School Finance Authority Revenue Bonds
(Þ) 215 3.000 10/01/31 236
California School Finance Authority Revenue Bonds
500 4.000 11/01/31 593
California School Finance Authority Revenue Bonds
1,000 4.000 11/01/36 1,174
California School Finance Authority Revenue Bonds
(Þ) 100 5.000 07/01/40 117
California School Finance Authority Revenue Bonds
525 5.000 08/01/46 598
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000 05/15/23 1,599
California Statewide Communities Development Authority Revenue Bonds
575 4.000 09/02/23 612
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 500 0.090 05/15/24 500
California Statewide Communities Development Authority Revenue Bonds
500 4.000 09/02/26 558
California Statewide Communities Development Authority Revenue Bonds
400 4.000 09/02/27 451
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,630 3.500 11/01/27 2,937
California Statewide Communities Development Authority Revenue Bonds
(Þ) 350 5.000 12/01/27 427
California Statewide Communities Development Authority Revenue Bonds
300 4.000 09/02/28 342
California Statewide Communities Development Authority Revenue Bonds
275 5.000 04/01/30 329
California Statewide Communities Development Authority Revenue Bonds
300 4.000 09/02/30 345
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125 11/01/33 3,488
California Statewide Communities Development Authority Revenue Bonds
900 5.000 08/01/34 962
California Statewide Communities Development Authority Revenue Bonds
625 4.000 09/01/41 733
California Statewide Communities Development Authority Revenue Bonds
825 5.000 04/01/47 962
Camarillo Community Development Commission Successor Agency Tax Allocation
(µ) 425 4.000 09/01/38 479
Chula Vista Community Facilities District Special Tax
880 4.000 09/01/36 1,008
Chula Vista Community Facilities District Special Tax
770 4.000 09/01/41 873
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
125 4.000 09/01/41 142
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/33 562
City of Bell General Obligation Unlimited
(µ) 500 3.375 08/01/34 561
City of Berkeley General Obligation Unlimited
140 5.000 09/01/22 147
City of Calimesa California Special Tax
415 4.000 09/01/37 477
City of Clovis Wastewater Revenue Bonds
(µ) 1,250 5.000 08/01/28 1,573
City of Lemoore Water Revenue Bonds
(µ) 230 5.000 06/01/33 287
City of Lemoore Water Revenue Bonds
(µ) 500 5.000 06/01/38 615
City of Lemoore Water Revenue Bonds
(µ) 600 5.000 06/01/39 741
City of Los Angeles Department of Airports Revenue Bonds
725 5.000 05/15/28 851

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000 05/15/38 2,009
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000 05/15/39 2,004
City of Palm Desert Special Tax
25 4.000 09/01/30 29
City of Palm Desert Special Tax
25 4.000 09/01/33 29
City of Palm Desert Special Tax
25 4.000 09/01/36 29
City of Roseville Special Tax
5 3.000 09/01/22 5
City of Roseville Special Tax
10 4.000 09/01/24 11
City of Roseville Special Tax
10 4.000 09/01/26 11
City of Roseville Special Tax
10 5.000 09/01/30 12
City of Roseville Special Tax
25 4.000 09/01/32 29
City of Roseville Special Tax
30 4.000 09/01/34 34
City of Roseville Special Tax
35 4.000 09/01/36 40
City of Roseville Special Tax
125 2.500 09/01/37 126
City of Roseville Special Tax
40 4.000 09/01/38 45
City of Roseville Special Tax
45 4.000 09/01/40 51
City of Roseville Special Tax
75 4.000 09/01/41 87
City of Sacramento Special Tax
125 4.000 09/01/41 143
City of Sacramento Unified School District General Obligation Unlimited
(µ) 3,000 5.000 07/01/31 3,125
City of Susanville Natural Gas Revenue Bonds
(µ) 735 4.000 06/01/32 859
Compton Unified School District General Obligation Unlimited
(µ) 1,250 4.000 06/01/30 1,463
Compton Unified School District General Obligation Unlimited
(µ) 2,000 4.000 06/01/31 2,335
Compton Unified School District General Obligation Unlimited
(µ) 1,850 4.000 06/01/32 2,157
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000 08/01/39 4,024
County of San Diego Special Tax
185 4.000 09/01/45 206
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,105 5.000 09/01/28 1,375
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 400 5.000 09/01/29 495
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 775 5.000 09/01/32 948
Dinuba Redevelopment Agency Tax Allocation
(µ) 590 5.000 09/01/33 664
Dixon Unified School District General Obligation Unlimited
(µ) 110 5.000 08/01/34 141
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000 06/01/28 4,568
Golden State Tobacco Securitization Corp. Revenue Bonds
11,175 5.000 06/01/31 14,033
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000 06/01/32 13,398
Golden State Tobacco Securitization Corp. Revenue Bonds
4,550 5.000 06/01/34 5,660
Grossmont- Cuyamaca Community College District General Obligation Unlimited
425 5.000 08/01/34 543
Grossmont- Cuyamaca Community College District General Obligation Unlimited
500 5.000 08/01/35 639
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,000 5.000 08/01/36 1,275
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,125 5.000 08/01/37 1,431
Hemet Unified School District General Obligation Unlimited
(µ) 400 4.000 08/01/40 448
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds
(µ) 1,000 5.000 06/01/36 1,198
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 760 5.000 08/15/29 967
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 410 5.000 08/15/30 519
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,845 5.000 08/15/31 2,326
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,625 5.000 08/15/32 2,044
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,100 5.000 08/15/33 1,380
Inglewood Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,000 5.000 05/01/33 1,226
Inglewood Unified School District General Obligation Unlimited
(µ) 250 4.000 08/01/26 291
Inglewood Unified School District General Obligation Unlimited
(µ) 325 5.000 08/01/28 407
Inglewood Unified School District General Obligation Unlimited
(µ) 400 5.000 08/01/30 495
Inglewood Unified School District General Obligation Unlimited
(µ) 790 5.000 08/01/31 966
Inglewood Unified School District General Obligation Unlimited
(µ) 345 5.000 08/01/32 413
Inglewood Unified School District General Obligation Unlimited
(µ) 500 5.000 08/01/33 596
Irvine Unified School District Special Tax
60 5.000 09/01/30 79
Irvine Unified School District Special Tax
50 5.000 09/01/32 66
Irvine Unified School District Special Tax
60 5.000 09/01/34 78
Irvine Unified School District Special Tax
75 5.000 09/01/36 97
La Mesa Spring Valley School District General Obligation Unlimited
200 4.000 08/01/35 234
La Mesa Spring Valley School District General Obligation Unlimited
365 4.000 08/01/37 425

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
La Mesa Spring Valley School District General Obligation Unlimited
500 4.000 08/01/39 581
La Mesa Spring Valley School District General Obligation Unlimited
520 4.000 08/01/41 601
Lake Elsinore School Financing Authority Special Tax
(µ) 750 5.000 10/01/34 960
Lake Elsinore School Financing Authority Special Tax
(µ) 1,490 5.000 10/01/35 1,905
Lancaster Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,380 5.000 08/01/33 1,651
Los Angeles Community College District General Obligation Unlimited
1,890 4.000 08/01/37 2,195
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 06/01/37 3,315
Lynwood Unified School District General Obligation Unlimited
(µ) 565 2.769 08/01/31 450
Lynwood Unified School District General Obligation Unlimited
(µ) 500 2.943 08/01/32 380
Lynwood Unified School District General Obligation Unlimited
(µ) 685 3.113 08/01/33 497
Lynwood Unified School District General Obligation Unlimited
(µ) 630 3.256 08/01/34 437
Lynwood Unified School District General Obligation Unlimited
(µ) 785 3.381 08/01/35 519
Lynwood Unified School District General Obligation Unlimited
(µ) 990 3.478 08/01/36 625
Lynwood Utility Authority Revenue Bonds
(µ) 465 5.000 06/01/32 573
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000 09/01/36 2,883
Metropolitan Water District of Southern California Revenue Bonds
(SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 05/21/24 6,650
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon 08/01/31 4,568
Napa Valley Unified School District General Obligation Unlimited
(µ) 2,235 4.000 08/01/44 2,567
Norman Y. Mineta San Jose International Airport Revenue Bonds
(µ) 2,505 4.000 03/01/34 3,135
Oakland Unified School District General Obligation Unlimited
(µ) 1,000 4.000 08/01/34 1,167
Oxnard Financing Authority Revenue Bonds
(µ) 775 5.000 06/01/34 871
Oxnard School District General Obligation Unlimited
(µ) 810 5.250 08/01/28 962
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 350 5.000 10/01/29 440
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 185 5.000 10/01/30 230
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 390 5.000 10/01/31 484
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 405 5.000 10/01/32 501
Palomar Health General Obligation Unlimited
2,230 5.000 08/01/29 2,638
Paramount Unified School District General Obligation Unlimited
(µ) 1,355 2.845 08/01/34 999
Pittsburg Unified School District General Obligation Unlimited
(µ) 150 4.000 08/01/31 185
Pittsburg Unified School District General Obligation Unlimited
(µ) 225 4.000 08/01/34 272
Pittsburg Unified School District General Obligation Unlimited
(µ) 305 4.000 08/01/37 365
Pittsburg Unified School District General Obligation Unlimited
(µ) 175 4.000 08/01/38 209
Pittsburg Unified School District General Obligation Unlimited
(µ) 360 4.000 08/01/40 427
Pittsburg Unified School District General Obligation Unlimited
(µ) 875 4.000 08/01/46 1,027
Reef-Sunset Unified School District General Obligation Unlimited
(µ) 665 5.000 08/01/38 824
Rio Vista Public Financing Authority Special Tax
275 5.000 09/01/27 332
Rio Vista Public Financing Authority Special Tax
235 5.000 09/01/29 282
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 540 4.000 11/01/32 665
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 415 4.000 11/01/35 505
Riverside County Community Facilities Districts Special Tax
(µ) 1,300 4.000 09/01/40 1,564
Riverside County Public Financing Authority Tax Allocation
(µ) 2,270 5.000 10/01/27 2,680
Riverside County Public Financing Authority Tax Allocation
(µ) 1,000 5.000 10/01/28 1,178
Riverside County Public Financing Authority Tax Allocation
(µ) 1,150 5.000 10/01/30 1,351
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 490 Zero coupon 10/01/28 593
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 1,010 Zero coupon 10/01/37 1,206
Riverside Unified School District Special Tax
25 4.000 09/01/27 29
Riverside Unified School District Special Tax
30 4.000 09/01/28 35
Riverside Unified School District Special Tax
30 4.000 09/01/29 35
Riverside Unified School District Special Tax
30 4.000 09/01/30 35
Roseville Joint Union High School District Certificate of Participation
(µ) 400 1.000 06/01/25 403
Roseville Joint Union High School District Certificate of Participation
(µ) 300 1.000 06/01/26 299
Roseville Joint Union High School District Certificate of Participation
(µ) 365 1.125 06/01/27 364
Roseville Joint Union High School District Certificate of Participation
(µ) 1,000 2.125 06/01/35 1,018
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 600 0.785 06/01/34 601
Salinas City Elementary School District General Obligation Unlimited
(µ) 2,950 3.622 07/01/34 1,923
Salinas City Elementary School District General Obligation Unlimited
(µ) 1,885 3.775 07/01/36 1,119

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salinas City Elementary School District General Obligation Unlimited
(µ) 3,180 3.835 07/01/37 1,804
San Francisco City & County Airport Comm -San Francisco International Airport
Revenue Bonds
2,275 4.000 05/01/38 2,772
San Francisco City & County Public Utilities Commission Water Revenue Bonds
(ae) 2,685 5.000 11/01/27 2,718
San Jacinto Unified School District Financing Authority Special Tax
100 5.000 09/01/36 119
San Jacinto Unified School District Financing Authority Special Tax
250 5.000 09/01/44 293
San Jacinto Unified School District Financing Authority Special Tax
375 5.000 09/01/49 439
San Leandro Unified School District General Obligation Unlimited
(µ) 430 5.000 08/01/34 535
San Leandro Unified School District General Obligation Unlimited
(µ) 800 4.000 08/01/39 945
San Lorenzo Unified School District
725 4.000 08/01/47 845
San Ysidro School District Certificate of Participation
(µ) 1,175 5.000 09/01/28 1,375
San Ysidro School District General Obligation Unlimited
(µ) 1,000 Zero coupon 08/01/41 669
Sanger Unified School District General Obligation Unlimited
(µ) 525 5.000 08/01/31 654
Sanger Unified School District General Obligation Unlimited
(µ) 780 5.000 08/01/33 964
Sanger Unified School District General Obligation Unlimited
(µ) 1,275 5.000 08/01/34 1,575
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/31 593
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/32 591
Santa Ana Unified School District Certificate of Participation
(µ) 1,000 5.000 04/01/29 1,264
Santa Ana Unified School District Certificate of Participation
(µ) 830 5.000 04/01/31 1,035
Santa Ana Unified School District Certificate of Participation
(µ) 650 5.000 04/01/32 806
Santa Ana Unified School District Certificate of Participation
(µ) 1,360 5.000 04/01/33 1,682
Santa Ana Unified School District Certificate of Participation
(µ) 1,425 5.000 04/01/34 1,757
Santa Ana Unified School District Certificate of Participation
(µ) 1,500 5.000 04/01/35 1,846
Santa Ana Unified School District Certificate of Participation
(µ) 2,120 5.000 04/01/36 2,601
Santa Rosa High School District General Obligation Unlimited
(µ) 1,100 5.000 08/01/35 1,328
South Orange County Public Financing Authority Special Assessment
1,500 5.000 08/15/28 1,866
South Orange County Public Financing Authority Special Assessment
900 5.000 08/15/29 923
South Orange County Public Financing Authority Special Assessment
(µ) 700 5.000 08/15/30 864
South Orange County Public Financing Authority Special Assessment
(µ) 385 5.000 08/15/31 472
State of California Department of Water Resources Revenue Bonds
100 5.000 12/01/22 107
State of California General Obligation Unlimited
145 5.000 11/01/22 153
State of California General Obligation Unlimited
1,250 5.000 04/01/24 1,411
State of California General Obligation Unlimited
1,600 5.000 04/01/25 1,880
State of California General Obligation Unlimited
7,095 5.000 11/01/25 7,871
State of California General Obligation Unlimited
5,760 5.000 03/01/26 6,730
State of California General Obligation Unlimited
2,350 5.000 04/01/26 2,861
State of California General Obligation Unlimited
2,350 5.000 04/01/27 2,943
State of California General Obligation Unlimited
2,575 5.000 10/01/27 3,120
State of California General Obligation Unlimited
(ae) 2,500 5.250 09/01/28 2,510
State of California General Obligation Unlimited
450 5.000 02/01/31 460
Stockton Community Facilities District Special Tax
55 2.000 09/01/24 57
Stockton Community Facilities District Special Tax
60 2.250 09/01/26 64
Stockton Community Facilities District Special Tax
60 2.375 09/01/28 64
Stockton Community Facilities District Special Tax
70 2.750 09/01/31 74
Stockton Community Facilities District Special Tax
70 3.000 09/01/33 75
Stockton Community Facilities District Special Tax
75 3.000 09/01/34 81
Stockton Community Facilities District Special Tax
50 3.000 09/01/35 54
Stockton Community Facilities District Special Tax
155 3.125 09/01/37 168
Stockton Community Facilities District Special Tax
130 3.125 09/01/39 139
Stockton Community Facilities District Special Tax
155 3.250 09/01/41 166
Stockton Public Financing Authority Water Revenue Bonds
(µ) 1,565 5.000 10/01/30 2,003
The Apple Valley Public Financing Authority Tax Allocation
(µ) 500 4.000 06/01/31 617
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/26 158
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000 06/01/27 219
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/28 166

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/29 335
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/32 334
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/34 170
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000 06/01/35 85
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/36 169
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/39 168
Tobacco Settlement Financing Corp. Revenue Bonds
200 4.000 06/01/49 239
Town of Tiburon Special Assessment
75 2.375 09/02/41 76
Town of Tiburon Special Assessment
150 2.500 09/02/46 152
Transbay Joint Powers Authority Tax Allocation
170 5.000 10/01/28 219
Transbay Joint Powers Authority Tax Allocation
80 5.000 10/01/29 105
Transbay Joint Powers Authority Tax Allocation
65 5.000 10/01/30 87
Transbay Joint Powers Authority Tax Allocation
140 5.000 10/01/31 184
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/33 157
Transbay Joint Powers Authority Tax Allocation
85 5.000 10/01/35 111
Transbay Joint Powers Authority Tax Allocation
95 5.000 10/01/36 123
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/37 155
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/38 155
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/39 155
Transbay Joint Powers Authority Tax Allocation
130 5.000 10/01/40 167
Tustin Unified School District Special Tax
(µ) 125 4.000 09/01/34 139
Tustin Unified School District Special Tax
(µ) 250 4.000 09/01/35 278
University of California Revenue Bonds
(ae) 100 5.000 05/15/22 104
Upper Santa Clara Valley Joint Powers Authority Revenue Bonds
(ae) 100 5.000 08/01/21 100
Vallecito Union School District General Obligation Unlimited
3,250 1.395 08/01/22 3,241
Watereuse Finance Authority Revenue Bonds
1,230 5.500 05/01/36 1,399
West Kern Community College District Certificate of Participation
(µ) 1,000 4.000 11/01/40 1,159
West Valley-Mission Community College District General Obligation Unlimited
170 4.000 08/01/21 170
292,168
Colorado - 2.7%
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/27 1,224
Arkansas River Power Authority Revenue Bonds
1,200 5.000 10/01/28 1,499
Arkansas River Power Authority Revenue Bonds
1,005 5.000 10/01/29 1,249
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/30 1,234
BNC Metropolitan District No. 1 General Obligation Unlimited
(µ) 360 5.000 12/01/32 443
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
486 4.000 12/01/27 514
Buffalo Ridge Metropolitan District General Obligation Unlimited
(µ) 1,000 5.000 12/01/35 1,248
City & County of Denver Airport System Revenue Bonds
2,065 5.000 11/15/25 2,195
City & County of Denver Airport System Revenue Bonds
(~)(ae)(Ê) 1,245 5.000 11/15/31 1,321
City & County of Denver Airport System Revenue Bonds
1,585 5.000 11/15/32 2,132
City & County of Denver General Obligation Unlimited
1,045 5.000 08/01/32 1,412
City of Grand Junction Revenue Bonds
300 4.000 03/01/34 366
City of Grand Junction Revenue Bonds
365 4.000 03/01/35 443
City of Grand Junction Revenue Bonds
1,715 4.000 03/01/37 2,069
City of Grand Junction Revenue Bonds
650 4.000 03/01/38 782
City of Grand Junction Revenue Bonds
1,000 4.000 03/01/39 1,201
Colorado Educational & Cultural Facilities Authority Revenue Bonds
130 4.000 08/01/23 140
Colorado Educational & Cultural Facilities Authority Revenue Bonds
165 4.000 08/01/24 183
Colorado Educational & Cultural Facilities Authority Revenue Bonds
80 4.000 05/01/26 90
Colorado Educational & Cultural Facilities Authority Revenue Bonds
70 4.000 05/01/29 81
Colorado Educational & Cultural Facilities Authority Revenue Bonds
60 4.000 05/01/30 69
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000 08/15/30 1,116
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000 12/01/31 953
Colorado Educational & Cultural Facilities Authority Revenue Bonds
100 4.000 05/01/36 115
Colorado Educational & Cultural Facilities Authority Revenue Bonds
25 4.000 05/01/41 28
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/54 82

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000 11/01/25 2,649
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000 09/01/30 1,729
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000 08/01/32 5,038
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000 08/01/33 4,196
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000 08/01/34 3,340
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000 08/01/35 4,950
Colorado Health Facilities Authority Revenue Bonds
200 4.000 01/01/36 241
Colorado Health Facilities Authority Revenue Bonds
360 5.000 08/01/36 459
Colorado Health Facilities Authority Revenue Bonds
145 5.000 08/01/37 184
Colorado Health Facilities Authority Revenue Bonds
215 5.000 08/01/38 273
Colorado Health Facilities Authority Revenue Bonds
460 5.000 08/01/39 582
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 2,540 2.800 05/15/42 2,619
Colorado Health Facilities Authority Revenue Bonds
(~)(ae)(Ê) 795 5.000 08/01/49 950
Colorado Housing & Finance Authority Revenue Bonds
1,740 4.250 11/01/49 1,952
Colorado Mesa University Revenue Bonds
2,260 5.000 05/15/31 2,930
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 375 4.000 12/01/32 467
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 275 4.000 12/01/33 341
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 750 4.000 12/01/37 903
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 1,200 4.000 12/01/38 1,441
Denver City & County School District No. 1 General Obligation Unlimited
800 4.000 12/01/45 968
Denver Health & Hospital Authority Certificates of Participation
730 5.000 12/01/23 806
Denver Health & Hospital Authority Revenue Bonds
120 5.000 12/01/30 155
Denver Health & Hospital Authority Revenue Bonds
220 5.000 12/01/31 284
Denver Health & Hospital Authority Revenue Bonds
475 5.000 12/01/32 612
Denver Health & Hospital Authority Revenue Bonds
295 4.250 12/01/33 315
Denver Health & Hospital Authority Revenue Bonds
(Þ) 1,000 5.000 12/01/34 1,222
Denver Urban Renewal Authority Tax Allocation
1,775 5.000 12/01/21 1,803
Denver Urban Renewal Authority Tax Allocation
(Þ) 1,600 5.250 12/01/39 1,759
Dominion Water & Sanitation District Revenue Bonds
4,930 5.250 12/01/27 5,101
E-470 Public Highway Authority Revenue Bonds
205 5.000 09/01/26 250
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/27 150
E-470 Public Highway Authority Revenue Bonds
(µ) 4,040 Zero coupon 09/01/28 3,706
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/28 154
E-470 Public Highway Authority Revenue Bonds
155 5.000 09/01/34 204
E-470 Public Highway Authority Revenue Bonds
150 5.000 09/01/35 197
E-470 Public Highway Authority Revenue Bonds
165 5.000 09/01/36 216
Eaton Area Park & Recreation District General Obligation Limited
470 5.500 12/01/30 503
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 250 4.000 12/01/37 303
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 225 4.000 12/01/38 273
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000 12/01/47 1,395
Grand River Hospital District General Obligation Unlimited
(µ) 1,000 5.250 12/01/34 1,198
Grand River Hospital District General Obligation Unlimited
(µ) 500 5.250 12/01/35 595
Grand River Hospital District General Obligation Unlimited
(µ) 2,555 5.250 12/01/37 3,007
High Plains Metropolitan District General Obligation Unlimited
(µ) 500 5.000 12/01/35 613
Jefferson County School District R-1 General Obligation Unlimited
1,150 4.000 12/15/37 1,431
Lewis Pointe Metropolitan District General Obligation Limited
(µ) 240 4.000 12/01/26 281
Park Creek Metropolitan District Revenue Bonds
1,000 5.000 12/01/26 1,183
Park Creek Metropolitan District Revenue Bonds
(µ) 1,150 5.000 12/01/28 1,395
Park Creek Metropolitan District Revenue Bonds
365 5.000 12/01/34 425
Park Creek Metropolitan District Revenue Bonds
500 5.000 12/01/37 579
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,360 4.000 12/01/33 1,615
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,435 4.000 12/01/34 1,698
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250 11/15/28 1,279
Regional Transportation District Certificate of Participation
6,725 5.000 06/01/27 7,270
Regional Transportation District Revenue Bonds
30 5.000 07/15/26 36
Regional Transportation District Revenue Bonds
55 5.000 01/15/27 67
Regional Transportation District Revenue Bonds
55 5.000 07/15/27 69

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Regional Transportation District Revenue Bonds
60 5.000 01/15/28 75
Regional Transportation District Revenue Bonds
1,465 4.000 07/15/35 1,791
Regional Transportation District Revenue Bonds
750 4.000 07/15/36 913
Regional Transportation District Revenue Bonds
1,150 3.000 07/15/37 1,251
Regional Transportation District Revenue Bonds
500 4.000 07/15/38 604
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/37 533
Town of Firestone Water Enterprise Revenue Bonds
(µ) 650 4.000 12/01/38 790
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/29 146
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000 12/15/30 145
106,880
Connecticut - 2.1%
City of Bridgeport General Obligation Unlimited
1,345 5.000 08/15/27 1,676
City of Bridgeport General Obligation Unlimited
(µ) 965 5.000 07/01/29 1,088
City of Bridgeport General Obligation Unlimited
1,640 5.000 11/01/33 2,013
City of Bridgeport General Obligation Unlimited
250 5.000 08/01/34 331
City of Bridgeport General Obligation Unlimited
700 5.000 11/01/34 858
City of Bridgeport General Obligation Unlimited
225 4.000 08/01/36 272
City of Hartford General Obligation Unlimited
(µ) 205 5.000 08/15/22 215
City of Hartford General Obligation Unlimited
2,515 5.000 04/01/24 2,717
City of Hartford General Obligation Unlimited
(µ) 250 5.000 07/01/25 295
City of Hartford General Obligation Unlimited
(µ) 2,205 5.000 07/01/31 2,570
City of Hartford General Obligation Unlimited
725 4.000 04/01/32 760
City of Hartford General Obligation Unlimited
(µ) 370 4.000 07/15/33 414
City of Hartford General Obligation Unlimited
(µ) 180 4.000 07/01/34 201
City of New Haven General Obligation Unlimited
(µ) 575 5.000 08/01/21 575
City of New Haven General Obligation Unlimited
150 5.000 08/01/26 179
City of New Haven General Obligation Unlimited
300 5.000 08/01/27 367
City of New Haven General Obligation Unlimited
450 5.000 08/01/28 563
City of New Haven General Obligation Unlimited
250 5.500 08/01/29 319
City of New Haven General Obligation Unlimited
(µ) 450 5.000 02/01/30 595
City of New Haven General Obligation Unlimited
150 5.500 08/01/30 190
City of New Haven General Obligation Unlimited
(µ) 1,915 5.000 09/01/30 2,234
City of New Haven General Obligation Unlimited
200 5.500 08/01/31 253
City of New Haven General Obligation Unlimited
200 5.500 08/01/32 253
City of New Haven General Obligation Unlimited
100 5.500 08/01/33 126
City of Waterbury General Obligation Unlimited
600 5.000 02/01/27 740
City of Waterbury General Obligation Unlimited
700 5.000 02/01/28 886
City of Waterbury General Obligation Unlimited
750 5.000 02/01/34 978
City of West Haven General Obligation Unlimited
810 4.000 11/01/21 816
City of West Haven General Obligation Unlimited
200 5.000 11/01/22 210
City of West Haven General Obligation Unlimited
1,070 5.000 11/01/23 1,165
City of West Haven General Obligation Unlimited
400 5.000 11/01/24 449
City of West Haven General Obligation Unlimited
400 5.000 11/01/25 463
City of West Haven General Obligation Unlimited
525 5.000 11/01/26 619
City of West Haven General Obligation Unlimited
435 5.000 11/01/27 522
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000 05/01/32 4,888
Connecticut Housing Finance Authority Revenue Bonds
3,565 4.250 05/15/42 3,946
Connecticut State Health & Educational Facilities Authority Revenue Bonds
150 5.000 07/01/22 157
Connecticut State Health & Educational Facilities Authority Revenue Bonds
325 5.000 07/01/23 355
Connecticut State Health & Educational Facilities Authority Revenue Bonds
965 5.000 07/01/24 1,079
Connecticut State Health & Educational Facilities Authority Revenue Bonds
150 5.000 07/01/25 176
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 2.750 01/01/26 101
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/26 1,168
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 3.250 01/01/27 102
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/30 115
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 1,025 5.000 07/01/40 1,305

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(ae)(Ê) 400 1.800 07/01/49 415
Mattabassett District Revenue Bonds
(µ) 240 5.000 08/01/21 240
Mattabassett District Revenue Bonds
(µ) 195 5.000 08/01/22 204
Metropolitan District General Obligation Unlimited
(µ) 630 5.000 11/01/30 761
State of Connecticut General Obligation Unlimited
675 5.000 06/15/27 850
State of Connecticut General Obligation Unlimited
9,860 5.000 04/15/28 12,690
State of Connecticut General Obligation Unlimited
245 5.000 06/15/28 317
State of Connecticut General Obligation Unlimited
5,500 5.000 03/15/29 6,624
State of Connecticut General Obligation Unlimited
275 5.000 06/15/29 353
State of Connecticut General Obligation Unlimited
2,000 3.000 01/15/32 2,298
State of Connecticut General Obligation Unlimited
60 5.000 06/15/32 76
State of Connecticut General Obligation Unlimited
1,000 5.000 04/15/34 1,285
State of Connecticut Special Tax Revenue Bonds
4,485 5.000 10/01/25 4,951
State of Connecticut Special Tax Revenue Bonds
(µ) 2,070 4.000 05/01/38 2,545
State of Connecticut Special Tax Revenue Bonds
4,600 4.000 05/01/39 5,627
Town of Bethel General Obligation Unlimited
100 5.000 11/15/23 106
Town of Hamden General Obligation Unlimited
(µ) 400 5.000 08/15/29 499
University of Connecticut Revenue Bonds
(µ) 1,585 5.000 03/15/29 1,896
University of Connecticut Revenue Bonds
(µ) 665 5.000 04/15/29 841
University of Connecticut Revenue Bonds
(µ) 3,455 5.000 01/15/36 4,141
86,023
Delaware - 0.3%
County of New Castle General Obligation Unlimited
5,000 5.000 10/01/26 5,967
Delaware Municipal Electric Corp. (The) Revenue Bonds
250 5.000 07/01/32 337
Delaware Municipal Electric Corp. (The) Revenue Bonds
340 4.000 07/01/36 415
Delaware Municipal Electric Corp. (The) Revenue Bonds
(µ) 335 5.000 10/01/38 433
Delaware State Economic Development Authority Revenue Bonds
75 4.000 08/01/29 82
Delaware State Economic Development Authority Revenue Bonds
100 5.000 08/01/39 117
Delaware State Health Facilities Authority Revenue Bonds
800 5.000 07/01/29 998
Delaware State Health Facilities Authority Revenue Bonds
600 5.000 06/01/30 753
State of Delaware General Obligation Unlimited
2,000 5.000 02/01/29 2,639
Town of Bridgeville Special Tax
75 4.000 07/01/23 79
Town of Bridgeville Special Tax
75 4.000 07/01/24 81
Town of Bridgeville Special Tax
100 4.000 07/01/25 109
Town of Bridgeville Special Tax
100 4.000 07/01/26 111
Town of Bridgeville Special Tax
100 4.000 07/01/27 112
Town of Bridgeville Special Tax
300 4.000 07/01/30 336
12,569
District of Columbia - 1.0%
District of Columbia Revenue Bonds
2,240 5.000 12/01/28 2,275
District of Columbia Revenue Bonds
4,500 5.000 12/01/33 5,852
District of Columbia Revenue Bonds
5,750 5.000 12/01/34 7,458
District of Columbia Revenue Bonds
2,000 5.000 06/01/36 2,307
District of Columbia Revenue Bonds
1,905 5.000 06/01/40 2,272
District of Columbia Revenue Bonds
(Þ) 250 5.000 06/01/41 300
District of Columbia Water & Sewer Authority Revenue Bonds
(~)(ae)(Ê) 935 1.750 10/01/54 976
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/31 189
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/33 189
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/34 189
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/35 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 1,000 Zero coupon 10/01/36 754
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000 10/01/36 314
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/37 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/38 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000 10/01/39 281
Metropolitan Washington Airports Authority Revenue Bonds
1,555 5.000 10/01/29 2,068
Washington Metropolitan Area Transit Authority Revenue Bonds
2,935 4.000 07/15/34 3,692

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Metropolitan Area Transit Authority Revenue Bonds
2,185 4.000 07/15/35 2,741
Washington Metropolitan Area Transit Authority Revenue Bonds
5,000 5.000 07/15/35 6,643
39,064
Florida - 5.9%
Aberdeen Community Development District Special Assessment
(µ) 1,000 3.250 05/01/36 1,098
AH at Turnpike South Community Development District Special Assessment
160 2.350 05/01/26 161
AH at Turnpike South Community Development District Special Assessment
185 3.000 05/01/31 190
AH at Turnpike South Community Development District Special Assessment
500 3.250 05/01/41 509
Arborwood Community Development District Special Assessment
(µ) 1,215 2.750 05/01/25 1,305
Arborwood Community Development District Special Assessment
(µ) 1,250 3.000 05/01/26 1,373
Arborwood Community Development District Special Assessment
(µ) 1,285 3.125 05/01/27 1,434
Arborwood Community Development District Special Assessment
(µ) 1,330 3.250 05/01/28 1,506
Arborwood Community Development District Special Assessment
(µ) 1,370 3.500 05/01/32 1,546
Artisan Lakes East Community Development District Special Assessment
(Þ) 605 2.300 05/01/26 607
Astonia Community Development District Special Assessment
(Þ) 200 2.500 05/01/26 200
Astonia Community Development District Special Assessment
(Þ) 250 3.000 05/01/31 250
Ave Maria Stewardship Community District Special Assessment
(µ) 2,230 2.750 05/01/33 2,397
Ave Maria Stewardship Community District Special Assessment
(µ) 2,920 3.000 05/01/38 3,178
Babcock Ranch Community Independent Special District Special Assessment
(Þ) 125 2.375 05/01/26 125
Babcock Ranch Community Independent Special District Special Assessment
(Þ) 250 2.875 05/01/31 253
Bonterra Community Development District Special Assessment
195 2.750 05/01/24 206
Bonterra Community Development District Special Assessment
215 3.250 05/01/27 239
Bonterra Community Development District Special Assessment
220 3.400 05/01/28 250
Bonterra Community Development District Special Assessment
720 3.625 05/01/31 811
Bonterra Community Development District Special Assessment
655 4.000 05/01/37 742
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 120 4.500 01/01/35 139
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,000 5.250 12/01/43 1,192
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 500 5.250 12/01/58 589
Celebration Pointe Community Development District Special Assessment
(Þ) 90 4.000 05/01/22 91
Central Florida Expressway Authority Revenue Bonds
(µ) 750 4.000 07/01/35 938
Central Florida Expressway Authority Revenue Bonds
(µ) 1,750 4.000 07/01/38 2,166
Central Florida Expressway Authority Revenue Bonds
(µ) 500 4.000 07/01/39 617
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/27 136
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/28 136
Century Gardens at Tamiami Community Development District Special Assessment
443 3.500 05/01/31 482
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000 05/01/31 145
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000 11/01/33 737
Century Gardens at Tamiami Community Development District Special Assessment
1,036 4.000 05/01/37 1,140
CFM Community Development District Special Assessment
295 2.400 05/01/26 297
CFM Community Development District Special Assessment
125 2.875 05/01/31 126
Chapel Crossings Community Development District Special Assessment
100 3.200 05/01/30 104
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000 06/01/22 7,683
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000 11/15/23 275
City of Fort Myers Utility System Revenue Bonds
(µ) 425 5.000 10/01/21 428
City of Hollywood General Obligation Unlimited
(µ) 1,320 5.000 07/01/32 1,726
City of Miami Beach Parking Revenue Bonds
(µ) 395 5.000 09/01/32 465
City of Miami Beach Parking Revenue Bonds
(µ) 1,755 5.000 09/01/33 2,068
City of North Port Special Assessment
(µ)(ae) 1,135 5.000 07/01/26 1,241
City of Tallahassee Revenue Bonds
500 5.000 12/01/27 591
City of Tallahassee Revenue Bonds
650 5.000 12/01/28 766
City of Tampa Revenue Bonds
720 5.000 07/01/32 946
City of Tampa Revenue Bonds
725 5.000 07/01/33 949
City of Tampa Revenue Bonds
1,325 4.000 07/01/38 1,578
Cityplace Community Development District Special Assessment
(µ) 2,380 1.359 05/01/28 2,399
Cityplace Community Development District Special Assessment
(µ) 3,000 0.630 05/01/33 3,211
Copper Oaks Community Development District Special Assessment
(Þ) 681 3.000 05/01/31 701
Copper Oaks Community Development District Special Assessment
(Þ) 770 3.000 05/01/35 786

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Corkscrew Farms Community Development District Special Assessment
(Þ) 40 3.750 11/01/23 41
Corkscrew Farms Community Development District Special Assessment
(Þ) 185 4.500 11/01/28 202
Country Greens Community Development District Special Assessment
130 2.500 05/01/22 131
Country Greens Community Development District Special Assessment
105 2.750 05/01/23 109
Country Greens Community Development District Special Assessment
100 4.000 05/01/34 111
County of Broward Airport System Revenue Bonds
(ae) 145 5.000 10/01/37 153
County of Broward Port Facilities Revenue Bonds
1,005 5.000 09/01/37 1,291
County of Broward Port Facilities Revenue Bonds
1,050 5.000 09/01/38 1,347
County of Miami-Dade Aviation Revenue Bonds
600 4.000 10/01/34 733
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000 10/01/35 1,950
County of Miami-Dade Aviation Revenue Bonds
3,000 4.000 10/01/36 3,640
County of Miami-Dade Aviation Revenue Bonds
4,500 4.000 10/01/37 5,447
County of Miami-Dade Aviation Revenue Bonds
500 4.000 10/01/38 604
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000 10/01/39 1,926
County of Miami-Dade Aviation Revenue Bonds
2,000 4.000 10/01/40 2,404
County of Miami-Dade Revenue Bonds
3,000 5.000 10/01/28 3,172
County of Miami-Dade Revenue Bonds
(µ) 4,310 3.233 10/01/35 2,833
County of Miami-Dade Water & Sewer System Revenue Bonds
1,275 4.000 10/01/34 1,573
County of Miami-Dade Water & Sewer System Revenue Bonds
750 4.000 10/01/35 924
County of Miami-Dade Water & Sewer System Revenue Bonds
1,250 4.000 10/01/38 1,527
County of Osceola Transportation Revenue Bonds
400 5.000 10/01/32 520
County of Osceola Transportation Revenue Bonds
350 5.000 10/01/33 454
County of Osceola Transportation Revenue Bonds
250 5.000 10/01/34 323
County of Osceola Transportation Revenue Bonds
440 5.000 10/01/35 568
County of Osceola Transportation Revenue Bonds
600 5.000 10/01/36 772
County of Osceola Transportation Revenue Bonds
525 5.000 10/01/37 674
County of Osceola Transportation Revenue Bonds
790 5.000 10/01/38 1,013
Crystal Cay Community Development District Specia Assessment
850 3.050 05/01/41 850
Cypress Bluff Community Development District Special Assessment
800 3.625 05/01/40 847
Cypress Mill Community Development District Special Assessment
415 3.000 06/15/31 430
Deer Run Community Development District Special Assessment
1,230 5.400 05/01/39 1,410
DG Farms Community Development District Special Assessment
155 2.750 05/01/25 157
Downtown Doral South Community Development District Special Assessment
(Þ) 310 3.875 12/15/23 319
DW Bayview Community Development District Special Assessment
(Þ) 50 2.375 05/01/26 50
DW Bayview Community Development District Special Assessment
(Þ) 60 3.000 05/01/32 62
Eagle Pointe Community Development District Special Assessment
(Þ) 35 3.000 05/01/25 36
Eagle Pointe Community Development District Special Assessment
(Þ) 60 3.625 05/01/31 64
East Bonita Beach Road Community Development District Special Assessment
(Þ) 70 3.875 11/01/23 72
East Bonita Beach Road Community Development District Special Assessment
(Þ) 340 4.375 11/01/29 375
East Nassau Stewardship District Special Assessment
190 2.400 05/01/26 191
East Nassau Stewardship District Special Assessment
240 3.000 05/01/31 245
Edgewater East Community Development District Special Assessment
50 2.500 05/01/26 51
Edgewater East Community Development District Special Assessment
100 3.100 05/01/31 103
Enbrook Community Development District Special Assessment
200 2.500 05/01/25 204
Epperson North Community Development District Special Assessment
135 2.500 05/01/26 136
Epperson North Community Development District Special Assessment
215 3.000 05/01/31 221
Escambia County Health Facilities Authority Revenue Bonds
360 5.000 08/15/31 469
Escambia County Health Facilities Authority Revenue Bonds
420 5.000 08/15/32 545
Escambia County Health Facilities Authority Revenue Bonds
355 5.000 08/15/33 459
Escambia County Health Facilities Authority Revenue Bonds
275 5.000 08/15/34 355
Escambia County Health Facilities Authority Revenue Bonds
375 5.000 08/15/35 482
Escambia County Health Facilities Authority Revenue Bonds
540 5.000 08/15/36 693
Escambia County Health Facilities Authority Revenue Bonds
720 5.000 08/15/37 922
Escambia County Health Facilities Authority Revenue Bonds
160 5.000 08/15/38 205
Escambia County Health Facilities Authority Revenue Bonds
475 5.000 08/15/40 605
Esplanade Lake Club Community Development District Special Assessment
115 3.250 11/01/25 119
Esplanade Lake Club Community Development District Special Assessment
200 4.000 11/01/40 215

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fishhawk Ranch Community Development District Special Assessment
(µ) 200 2.750 11/01/35 213
Florida Development Finance Corp. Revenue Bonds
100 3.000 06/01/22 102
Florida Development Finance Corp. Revenue Bonds
115 3.000 06/01/23 119
Florida Development Finance Corp. Revenue Bonds
110 4.000 06/01/25 120
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/26 41
Florida Development Finance Corp. Revenue Bonds
(Þ) 610 1.750 06/01/26 611
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/01/26 114
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/27 43
Florida Development Finance Corp. Revenue Bonds
35 5.000 04/01/28 44
Florida Development Finance Corp. Revenue Bonds
30 5.000 04/01/29 38
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 12/15/29 113
Florida Development Finance Corp. Revenue Bonds
135 5.000 06/01/31 161
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 12/15/34 120
Florida Development Finance Corp. Revenue Bonds
100 5.000 06/01/35 118
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.000 12/15/39 149
Florida Development Finance Corp. Revenue Bonds
(Þ) 225 5.125 06/01/40 270
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 5.000 10/01/31 1,319
Florida Governmental Utility Authority Revenue Bonds
(µ) 2,300 5.000 10/01/32 3,028
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,600 5.000 10/01/33 2,100
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 4.000 10/01/35 1,203
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 800 4.500 06/01/33 957
Florida Higher Educational Facilities Financing Authority Revenue Bonds
(Þ) 150 4.750 06/01/38 180
Florida Municipal Power Agency Revenue Bonds
4,720 5.000 10/01/28 5,771
Florida Municipal Power Agency Revenue Bonds
750 3.000 10/01/32 836
Florida Municipal Power Agency Revenue Bonds
700 3.000 10/01/33 777
Flow Way Community Development District Special Assessment
210 4.000 11/01/28 226
Flow Way Community Development District Special Assessment
200 4.875 11/01/37 218
Flow Way Community Development District Special Assessment
100 5.000 11/01/38 114
Forest Brooke Community Development District Special Assessment
45 3.000 11/01/21 45
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/23 52
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/24 53
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/25 112
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/26 113
Forest Brooke Community Development District Special Assessment
110 3.000 11/01/27 119
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/28 124
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/29 124
Forest Brooke Community Development District Special Assessment
1,000 3.000 11/01/39 1,054
Golden Lakes Community Development District Special Assessment
(µ) 15 3.000 05/01/22 16
Golden Lakes Community Development District Special Assessment
(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment
(µ) 80 3.500 05/01/24 85
Golden Lakes Community Development District Special Assessment
(µ) 510 4.250 05/01/32 582
Grande Pines Community Development District Special Assessment
800 3.200 05/01/31 825
Harbor Bay Community Development District Special Assessment
885 3.300 05/01/29 948
Harmony West Community Development District Special Assessment
(Þ) 195 4.125 05/01/24 202
Harmony West Community Development District Special Assessment
(Þ) 420 4.750 05/01/29 465
Harmony West Community Development District Special Assessment
(Þ) 620 5.100 05/01/38 729
Heritage Harbor North Community Development District Special Assessment
150 5.000 05/01/34 176
Hillcrest Community Development District Special Assessment
300 4.000 11/01/28 333
Hillcrest Community Development District Special Assessment
300 4.500 11/01/38 335
Hills Minneola Community Development District Special Assessment
(Þ) 180 3.000 05/01/25 184
Hills Minneola Community Development District Special Assessment
(Þ) 140 3.500 05/01/31 150
Hillsborough County Industrial Development Authority Revenue Bonds
11,900 4.000 08/01/45 14,225
K-Bar Ranch II Community Development District Special Assessment
(Þ) 345 4.000 05/01/28 367
K-Bar Ranch II Community Development District Special Assessment
100 2.750 05/01/31 100
Kingman Gate Community Development District Special Assessment
(Þ) 200 2.500 06/15/26 202
Kingman Gate Community Development District Special Assessment
(Þ) 250 3.125 06/15/31 258

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakeshore Ranch Community Development District Special Assessment
370 3.000 05/01/25 396
Lakeshore Ranch Community Development District Special Assessment
380 3.000 05/01/26 413
Lakeshore Ranch Community Development District Special Assessment
390 3.000 05/01/27 427
Lakeshore Ranch Community Development District Special Assessment
405 3.000 05/01/28 445
Lakeshore Ranch Community Development District Special Assessment
415 3.000 05/01/29 458
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000 05/01/35 2,861
Lakewood Ranch Stewardship District Special Assessment
100 2.500 05/01/25 102
Lakewood Ranch Stewardship District Special Assessment
(µ) 550 2.000 05/01/27 583
Lakewood Ranch Stewardship District Special Assessment
(µ) 585 2.000 05/01/30 604
Lakewood Ranch Stewardship District Special Assessment
310 3.125 05/01/30 325
Lakewood Ranch Stewardship District Special Assessment
100 3.200 05/01/30 105
Lee Memorial Health System Revenue Bonds
(~)(ae)(Ê) 2,300 5.000 04/01/33 2,709
Lucerne Park Community Development District Special Assessment
1,025 4.625 05/01/39 1,148
McJunkin Parkland Community Development District Special Assessment
(Þ) 520 4.750 11/01/29 595
Meadow Pointe III Community Development District Special Assessment
110 3.250 05/01/23 114
Meadow Pointe IV Community Development District Special Assessment
105 2.750 05/01/22 106
Meadow Pointe IV Community Development District Special Assessment
110 3.200 05/01/23 115
Mediterranea Community Development District Special Assessment
260 4.250 05/01/29 296
Mediterranea Community Development District Special Assessment
1,130 4.750 05/01/37 1,276
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000 11/15/29 6,301
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000 07/01/30 1,130
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000 07/01/31 1,130
Midtown Miami Community Development District Special Assessment
100 5.000 05/01/29 105
Mitchell Ranch Community Development District Special Assessment
475 3.375 12/15/30 498
Naples Reserve Community Development District Special Assessment
(Þ) 535 4.625 11/01/29 595
North Dade Community Development District Special Assessment
81 3.000 05/01/22 83
North Dade Community Development District Special Assessment
84 3.000 05/01/23 87
North Dade Community Development District Special Assessment
88 3.500 05/01/24 94
North Dade Community Development District Special Assessment
92 3.500 05/01/25 100
North Dade Community Development District Special Assessment
96 3.500 05/01/26 107
North Dade Community Development District Special Assessment
100 3.500 05/01/27 112
North Dade Community Development District Special Assessment
99 3.500 05/01/28 112
North Dade Community Development District Special Assessment
327 3.750 05/01/31 369
North Dade Community Development District Special Assessment
824 4.000 05/01/38 920
North Sumter County Utility Dependent District Revenue Bonds
575 5.000 10/01/31 773
North Sumter County Utility Dependent District Revenue Bonds
3,725 5.000 10/01/43 4,815
Oak Creek Community Development District Special Assessment
170 3.300 05/01/22 173
Oak Creek Community Development District Special Assessment
180 3.500 05/01/23 188
Orange County Convention Center Revenue Bonds
3,605 5.000 10/01/31 4,361
Orlando Utilities Commission Revenue Bonds
(~)(Ê) 575 1.250 10/01/46 587
Palm Glades Community Development District Special Assessment
750 4.000 11/01/33 880
Parker Road Community Development District Special Assessment
250 3.100 05/01/25 257
Parker Road Community Development District Special Assessment
255 3.375 05/01/30 268
Parkview at Long Lake Ranch Community Development District Special
Assessment
515 2.500 05/01/25 525
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500 05/01/25 103
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000 05/01/26 113
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000 05/01/27 121
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000 05/01/28 128
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000 05/01/25 508
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000 05/01/27 573
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500 05/01/31 456

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Portico Community Development District Special Assessment
25 3.250 05/01/31 26
Reedy Creek Improvement District General Obligation Limited
(ae) 5,000 5.000 06/01/25 5,448
Reedy Creek Improvement District General Obligation Limited
(ae) 4,870 5.000 06/01/26 5,307
Reunion East Community Development District Special Assessment
680 2.400 05/01/26 680
Reunion East Community Development District Special Assessment
700 2.850 05/01/31 700
River Glen Community Development District Special Assessment
509 3.000 05/01/34 543
River Glen Community Development District Special Assessment
686 3.000 05/01/38 717
River Landing Community Development District Special Assessment
850 4.125 05/01/40 900
Rivers Edge III Community Development District Special Assessment
(Þ) 260 2.400 05/01/26 262
Rivers Edge III Community Development District Special Assessment
(Þ) 300 3.000 05/01/31 307
Sampson Creek Community Development District Special Assessment
(µ) 95 2.375 05/01/35 97
Sampson Creek Community Development District Special Assessment
(µ) 190 2.625 05/01/40 197
Sarasota National Community Development District Special Assessment
135 3.400 05/01/31 139
Sarasota National Community Development District Special Assessment
1,500 3.500 05/01/31 1,629
Sarasota National Community Development District Special Assessment
(Þ) 125 3.625 05/01/31 129
Sarasota National Community Development District Special Assessment
2,205 4.000 05/01/39 2,412
School District of Broward County General Obligation Limited
855 5.000 07/01/38 1,156
School District of Broward County General Obligation Limited
885 5.000 07/01/39 1,192
School District of Broward County General Obligation Limited
590 5.000 07/01/40 793
Sherwood Manor Community Development District Special Assessment
(Þ) 550 4.625 11/01/29 607
Shingle Creek at Bronson Community Development District Special Assessment
250 2.500 06/15/26 253
South Fork East Community Development District Special Assessment
147 3.000 05/01/23 152
South Fork East Community Development District Special Assessment
100 3.000 05/01/25 105
South Fork East Community Development District Special Assessment
263 3.000 05/01/31 271
South Fork East Community Development District Special Assessment
1,990 4.125 05/01/36 2,217
South Fork East Community Development District Special Assessment
600 3.000 05/01/38 606
South Kendall Community Development District Special Assessment
205 4.000 11/01/31 231
South Village Community Development District Special Assessment
415 3.500 05/01/32 444
South Village Community Development District Special Assessment
230 3.750 05/01/38 247
Southern Groves Community Development District No. 5 Special Assessment
145 2.875 05/01/24 148
Southern Groves Community Development District No. 5 Special Assessment
210 2.400 05/01/26 211
Southern Groves Community Development District No. 6 Special Assessment
890 2.800 05/01/31 893
State of Florida General Obligation Unlimited
1,300 4.000 06/01/30 1,341
Stonegate Community Development District Special Assessment
190 3.000 05/01/22 192
Stonegate Community Development District Special Assessment
190 3.000 05/01/23 196
Stonegate Community Development District Special Assessment
195 3.000 05/01/24 205
Stonegate Community Development District Special Assessment
205 3.000 05/01/25 219
Stonegate Community Development District Special Assessment
210 3.000 05/01/26 225
Stonegate Community Development District Special Assessment
215 3.000 05/01/27 235
Stonegate Community Development District Special Assessment
225 3.000 05/01/28 246
Stonegate Community Development District Special Assessment
230 3.000 05/01/29 252
Stonegate Community Development District Special Assessment
1,270 3.000 05/01/34 1,361
Stonegate Community Development District Special Assessment
1,465 3.000 05/01/39 1,560
Sweetwater Creek Community Development District Special Assessment
(µ) 380 2.250 05/01/27 405
Tampa Bay Water Revenue Bonds
1,890 4.000 10/01/28 2,168
Tampa-Hillsborough County Expressway Authority Revenue Bonds
825 5.000 07/01/47 1,005
Timber Creek Community Development District Special Assessment
(Þ) 170 4.125 11/01/24 176
Timber Creek Community Development District Special Assessment
(Þ) 400 4.625 11/01/29 445
Timber Creek Community Development District Special Assessment
(Þ) 535 5.000 11/01/38 633
Timber Creek Southwest Community Development District Special Assessment
525 2.500 06/15/25 535
Timber Creek Southwest Community Development District Special Assessment
650 3.000 06/15/30 681
Tohoqua Community Development District Special Assessment
(Þ) 320 3.125 05/01/31 330
Tolomato Community Development District Special Assessment
325 3.500 05/01/24 337
Tolomato Community Development District Special Assessment
(µ) 1,180 3.000 05/01/33 1,298
Tolomato Community Development District Special Assessment
(µ) 930 3.000 05/01/37 1,022
Tolomato Community Development District Special Assessment
(µ) 605 3.000 05/01/40 661
Town of Davie Educational Facilities Revenue Bonds
550 5.000 04/01/32 681

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tradition Community Development District No. 9 Special Assessment
190 2.300 05/01/26 190
Tradition Community Development District No. 9 Special Assessment
270 2.700 05/01/31 269
University of Florida Department of Housing & Residence Education Housing
System Revenue Bonds
625 4.000 07/01/34 779
V-Dana Community Development District Special Assessment
(Þ) 375 2.600 05/01/26 380
V-Dana Community Development District Special Assessment
(Þ) 125 3.125 05/01/31 128
Veranda Community Development District II Special Assessment
(Þ) 45 2.500 05/01/26 45
Veranda Community Development District II Special Assessment
(Þ) 55 3.100 05/01/31 57
Verano No. 3 Community Development District Special Assessment
(Þ) 100 2.375 05/01/26 101
Verano No. 3 Community Development District Special Assessment
(Þ) 120 3.000 05/01/31 123
Village Community Development District No. 12 Special Assessment
(Þ) 1,465 3.800 05/01/28 1,620
Volusia County School Board Certificate of Participation
(µ) 1,280 5.000 08/01/32 1,517
Watergrass Community Development District II Special Assessment
265 4.000 05/01/23 272
Watergrass Community Development District II Special Assessment
775 4.450 05/01/28 845
Watergrass Community Development District II Special Assessment
2,260 5.150 05/01/38 2,561
West Villages Improvement District Special Assessment
(Þ) 825 3.125 05/01/31 849
Westside Haines City Community Development District Special Assessment
125 2.500 05/01/26 125
Westside Haines City Community Development District Special Assessment
215 3.000 05/01/31 215
234,881
Georgia - 1.4%
Bartow County Development Authority Revenue Bonds
(~)(ae)(Ê) 890 1.550 08/01/43 902
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 525 2.150 10/01/32 551
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 285 2.250 10/01/32 294
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 3,875 3.000 11/01/45 4,029
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 500 2.925 11/01/48 533
Burke County Development Authority Revenue Bonds
(~)(ae)(Ê) 855 1.550 12/01/49 867
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000 01/01/35 1,486
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 5.000 08/01/21 1,000
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000 05/15/30 6,161
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 8,785 0.866 04/01/48 8,830
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,750 4.000 04/01/48 2,947
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.830%)(ae)
(Ê) 12,480 0.934 08/01/48 12,578
Main Street Natural Gas, Inc. Revenue Bonds
(~)(ae)(Ê) 2,600 4.000 08/01/49 2,892
Municipal Electric Authority of Georgia Revenue Bonds
465 5.000 01/01/35 586
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000 01/01/38 3,023
Municipal Electric Authority of Georgia Revenue Bonds
1,835 5.000 01/01/39 2,288
Private Colleges & Universities Authority Revenue Bonds
465 5.000 10/01/28 597
Private Colleges & Universities Authority Revenue Bonds
350 5.000 10/01/29 459
Private Colleges and Universities Authority Revenue Bonds
1,815 5.000 09/01/37 2,357
Savannah Hospital Authority Revenue Bonds
1,000 5.500 07/01/28 1,102
State of Georgia General Obligation Unlimited
2,325 4.000 07/01/34 2,963
56,445
Guam - 1.6%
Guam Business Privilege Tax Revenue Bonds
450 5.000 01/01/28 552
Guam Business Privilege Tax Revenue Bonds
1,025 5.000 01/01/29 1,282
Guam Business Privilege Tax Revenue Bonds
900 5.000 01/01/30 1,144
Guam Business Privilege Tax Revenue Bonds
775 5.000 01/01/31 1,001
Guam Department of Education Certificate of Participation
675 3.625 02/01/25 714
Guam Department of Education Certificate of Participation
265 4.250 02/01/30 300
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/25 173
Guam Government Waterworks Authority Revenue Bonds
225 5.000 07/01/26 268
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/27 183
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000 07/01/28 1,518
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000 07/01/29 6,009
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/30 358
Guam Government Waterworks Authority Revenue Bonds
600 5.000 07/01/31 704

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/32 355
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000 01/01/46 3,639
Guam Government Waterworks Authority Revenue Bonds
445 5.000 01/01/50 550
Guam Power Authority Revenue Bonds
(µ) 2,190 5.000 10/01/24 2,308
Guam Power Authority Revenue Bonds
3,925 5.000 10/01/34 4,416
Guam Power Authority Revenue Bonds
2,690 5.000 10/01/35 3,150
Territory of Guam Revenue Bonds
435 5.000 12/01/21 442
Territory of Guam Revenue Bonds
5,060 5.000 12/01/22 5,373
Territory of Guam Revenue Bonds
2,450 5.000 12/01/23 2,712
Territory of Guam Revenue Bonds
3,000 5.000 12/01/24 3,444
Territory of Guam Revenue Bonds
7,860 5.000 11/15/26 9,250
Territory of Guam Revenue Bonds
50 5.000 11/01/27 62
Territory of Guam Revenue Bonds
50 5.000 11/01/28 63
Territory of Guam Revenue Bonds
2,000 5.000 12/01/28 2,400
Territory of Guam Revenue Bonds
50 5.000 11/01/29 64
Territory of Guam Revenue Bonds
50 5.000 11/01/30 65
Territory of Guam Revenue Bonds
9,625 5.000 01/01/31 9,813
Territory of Guam Revenue Bonds
785 5.000 01/01/32 800
Territory of Guam Revenue Bonds
1,035 5.000 12/01/32 1,225
Territory of Guam Revenue Bonds
555 5.000 12/01/35 653
Territory of Guam Revenue Bonds
980 5.000 12/01/36 1,153
66,143
Hawaii - 0.5%
City & County of Honolulu General Obligation Unlimited
9,000 5.000 03/01/29 11,805
City & County of Honolulu Wastewater System Revenue Bonds
130 5.000 07/01/22 136
State of Hawaii Airports System Revenue Bonds
5,000 5.000 07/01/34 6,623
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200 07/01/39 1,537
20,101
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds
300 5.000 09/01/21 301
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000 09/01/24 1,556
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000 09/01/27 2,483
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000 09/01/28 2,416
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000 09/01/31 2,801
Idaho Health Facilities Authority Revenue Bonds
1,245 4.000 09/01/40 1,501
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000 07/15/31 1,814
Idaho Housing & Finance Association Revenue Bonds
600 5.000 07/15/34 807
Idaho Housing & Finance Association Revenue Bonds
875 5.000 07/15/35 1,175
Idaho Housing & Finance Association Revenue Bonds
500 4.000 07/15/36 616
Idaho Housing & Finance Association Revenue Bonds
640 4.000 07/15/37 785
Idaho Housing & Finance Association Revenue Bonds
1,250 4.000 07/15/38 1,530
Idaho State Building Authority Revenue Bonds
590 5.000 09/01/23 621
18,406
Illinois - 13.6%
Berkeley School District No. 87 General Obligation Unlimited
(µ) 500 3.000 12/01/34 563
Berwyn Municipal Securitization Corp. Revenue Bonds
(µ) 1,000 5.000 01/01/35 1,260
Carol Stream Park District General Obligation Unlimited
(µ)(ae) 200 5.000 01/01/26 240
Carol Stream Park District General Obligation Unlimited
(µ)(ae) 250 4.500 11/01/35 253
Carol Stream Park District General Obligation Unlimited
(µ) 630 5.000 01/01/37 745
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon 01/01/26 48
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000 01/01/29 38
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000 01/01/30 32
Champaign Community Unit School District No.4 General Obligation Unlimited
110 5.000 01/01/31 139
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000 01/01/32 327
Champaign Community Unit School District No.4 General Obligation Unlimited
125 5.000 01/01/33 157
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000 01/01/34 194

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited
335 5.000 12/01/22 355
Chicago Board of Education General Obligation Unlimited
(µ) 4,025 2.519 12/01/23 3,964
Chicago Board of Education General Obligation Unlimited
(µ) 675 5.000 12/01/25 801
Chicago Board of Education General Obligation Unlimited
(µ) 810 5.000 12/01/26 988
Chicago Board of Education General Obligation Unlimited
(µ) 17,825 5.000 12/01/27 22,130
Chicago Board of Education General Obligation Unlimited
(µ) 10,880 2.956 12/01/28 9,758
Chicago Board of Education General Obligation Unlimited
(µ) 2,750 5.000 12/01/28 3,525
Chicago Board of Education General Obligation Unlimited
1,500 5.000 12/01/29 1,950
Chicago Board of Education General Obligation Unlimited
(µ) 3,630 3.163 12/01/30 3,074
Chicago Board of Education General Obligation Unlimited
(µ) 8,000 5.000 12/01/31 10,009
Chicago Board of Education General Obligation Unlimited
(µ) 6,500 5.000 12/01/32 8,119
Chicago Board of Education General Obligation Unlimited
4,010 5.000 12/01/34 5,217
Chicago Board of Education General Obligation Unlimited
(µ) 2,620 5.000 12/01/35 3,353
Chicago Board of Education General Obligation Unlimited
350 5.000 12/01/36 453
Chicago Board of Education General Obligation Unlimited
1,620 5.000 12/01/37 2,093
Chicago Board of Education General Obligation Unlimited
(Þ) 5,000 7.000 12/01/42 6,686
Chicago Board of Education Revenue Bonds
10,000 5.750 04/01/33 12,492
Chicago Board of Education Revenue Bonds
325 5.000 04/01/34 391
Chicago Board of Education Revenue Bonds
250 5.000 04/01/35 301
Chicago Board of Education Revenue Bonds
225 5.000 04/01/36 270
Chicago Board of Education Revenue Bonds
310 5.000 04/01/37 372
Chicago Midway International Airport Revenue Bonds
940 5.000 01/01/30 1,041
Chicago Midway International Airport Revenue Bonds
4,435 5.000 01/01/34 4,918
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000 01/01/28 3,368
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000 01/01/33 5,040
Chicago O'Hare International Airport Revenue Bonds
5,345 4.000 01/01/34 6,458
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000 01/01/34 2,194
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000 01/01/44 2,118
Chicago Park District General Obligation Limited
(µ) 5,000 4.000 01/01/32 6,055
Chicago Park District General Obligation Limited
(µ) 6,810 4.000 01/01/33 8,222
Chicago Park District General Obligation Limited
(µ) 3,145 4.000 01/01/39 3,733
Chicago Park District General Obligation Unlimited
550 5.000 01/01/27 672
Chicago Park District General Obligation Unlimited
1,000 4.000 01/01/38 1,183
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000 01/01/26 4,078
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000 01/01/27 3,595
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000 01/01/28 5,870
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000 01/01/29 4,776
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000 01/01/30 10,303
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500 01/01/32 24,957
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000 01/01/35 8,123
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 1,450 5.000 01/01/37 1,869
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000 01/01/38 846
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 700 5.000 01/01/38 860
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
425 5.000 06/01/27 529
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
615 5.000 06/01/28 785
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
200 5.000 06/01/29 261
City of Belleville Sales Tax Revenue Tax Allocation
125 3.250 07/01/29 129
City of Chicago General Obligation Unlimited
465 5.000 01/01/27 566
City of Chicago General Obligation Unlimited
1,650 5.000 01/01/28 2,059
City of Chicago General Obligation Unlimited
925 5.250 01/01/28 1,061
City of Chicago General Obligation Unlimited
2,210 5.000 01/01/29 2,766
City of Chicago General Obligation Unlimited
870 5.000 01/01/30 1,132
City of Chicago General Obligation Unlimited
700 5.625 01/01/30 871
City of Chicago General Obligation Unlimited
60 5.000 01/01/31 77
City of Chicago General Obligation Unlimited
(µ) 5,535 5.250 01/01/31 6,062
City of Chicago General Obligation Unlimited
1,400 5.000 01/01/36 1,522
City of Chicago General Obligation Unlimited
3,700 5.000 01/01/38 4,247

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited
325 5.000 01/01/40 328
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000 01/01/28 593
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000 01/01/29 765
City of Chicago Revenue Bonds
(ae) 500 5.250 01/01/38 511
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000 01/01/29 559
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000 01/01/32 993
City of Chicago Wastewater Transmission Revenue Bonds
2,015 5.000 01/01/34 2,314
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000 01/01/35 1,871
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000 01/01/36 5,947
City of Chicago Wastewater Transmission Revenue Bonds
575 5.000 01/01/44 634
City of Chicago Waterworks Revenue Bonds
(µ) 6,000 5.000 11/01/31 7,510
City of Chicago Waterworks Revenue Bonds
(µ) 300 5.000 11/01/33 374
City of Chicago Waterworks Revenue Bonds
1,000 5.000 11/01/34 1,130
City of Chicago Waterworks Revenue Bonds
2,875 5.000 11/01/42 3,027
City of Country Club Hills General Obligation Unlimited
(µ) 1,000 4.000 12/01/29 1,163
City of Mount Vernon General Obligation Unlimited
(µ) 2,530 4.000 12/15/30 3,073
City of Mount Vernon General Obligation Unlimited
(µ) 3,155 4.000 12/15/31 3,817
City of Mount Vernon General Obligation Unlimited
(µ) 3,275 4.000 12/15/32 3,950
City of Mount Vernon General Obligation Unlimited
(µ) 615 4.000 12/15/33 739
City of Mount Vernon General Obligation Unlimited
(µ) 680 4.000 12/15/36 816
City of Mount Vernon General Obligation Unlimited
(µ) 735 4.000 12/15/38 876
City of Mount Vernon General Obligation Unlimited
(µ) 795 4.000 12/15/40 937
City of Peoria General Obligation Unlimited
(µ) 120 5.000 01/01/29 153
City of Peoria General Obligation Unlimited
(µ) 200 5.000 01/01/31 257
City of Springfield Electric Revenue Bonds
1,280 5.000 03/01/32 1,479
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 315 4.000 12/30/32 381
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 325 4.000 12/30/33 392
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 275 4.000 12/30/34 331
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250 12/01/28 1,653
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 580 4.000 12/15/36 712
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 625 4.000 12/15/38 749
Cook County Community Unit School District No. 401 Elmwood Park General
Obligation Unlimited
715 3.000 12/01/21 722
Cook County High School District No. 209 Proviso Township General Obligation
Limited
(µ) 2,475 5.500 12/01/36 3,275
Cook County School District No. 95 General Obligation Unlimited
465 4.000 12/01/24 519
Cook County Township High School District General Obligation Unlimited
(µ) 1,000 5.000 12/01/30 1,293
Cook County Township High School District General Obligation Unlimited
(µ) 1,100 5.000 12/01/31 1,418
Cook County Township High School District General Obligation Unlimited
(µ) 1,160 5.000 12/01/32 1,492
County of Cook Sales Tax Revenue Bonds
75 5.000 11/15/29 98
County of Cook Sales Tax Revenue Bonds
205 5.000 11/15/30 274
County of Cook Sales Tax Revenue Bonds
265 5.000 11/15/31 359
County of Cook Sales Tax Revenue Bonds
150 5.000 11/15/32 202
County of Cook Sales Tax Revenue Bonds
135 5.000 11/15/36 178
County of Cook Sales Tax Revenue Bonds
1,250 5.250 11/15/36 1,566
County of Cook Sales Tax Revenue Bonds
185 5.000 11/15/37 242
County of Cook Sales Tax Revenue Bonds
270 5.000 11/15/38 353
County of Cook Sales Tax Revenue Bonds
345 4.000 11/15/39 417
County of Cook Sales Tax Revenue Bonds
315 4.000 11/15/40 380
County of Cook Sales Tax Revenue Bonds
460 4.000 11/15/41 553
County of DuPage General Obligation Limited
600 5.000 01/01/28 723
County of Union General Obligation Unlimited
(µ) 1,000 4.000 09/01/36 1,176
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/24 560
Governors State University Certificates of Participation
(µ) 500 5.000 07/01/25 578
Illinois Finance Authority Revenue Bonds
1,150 5.000 02/15/27 1,080
Illinois Finance Authority Revenue Bonds
150 4.000 11/01/27 175

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds
(Þ) 300 4.000 10/01/28 345
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/28 306
Illinois Finance Authority Revenue Bonds
3,000 5.000 01/01/29 3,664
Illinois Finance Authority Revenue Bonds
400 5.000 02/15/29 479
Illinois Finance Authority Revenue Bonds
520 5.000 08/01/29 635
Illinois Finance Authority Revenue Bonds
(~)(Ê) 1,000 0.130 10/01/29 1,000
Illinois Finance Authority Revenue Bonds
(Þ) 500 4.000 10/01/29 580
Illinois Finance Authority Revenue Bonds
250 4.000 11/01/29 300
Illinois Finance Authority Revenue Bonds
315 5.000 12/01/29 383
Illinois Finance Authority Revenue Bonds
1,265 5.000 08/01/30 1,521
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/30 302
Illinois Finance Authority Revenue Bonds
650 5.000 08/01/31 775
Illinois Finance Authority Revenue Bonds
265 4.000 11/01/31 324
Illinois Finance Authority Revenue Bonds
320 5.000 12/01/31 386
Illinois Finance Authority Revenue Bonds
745 5.000 08/01/32 885
Illinois Finance Authority Revenue Bonds
730 5.000 08/15/32 995
Illinois Finance Authority Revenue Bonds
(Þ) 340 4.000 10/01/32 395
Illinois Finance Authority Revenue Bonds
500 5.000 12/01/32 601
Illinois Finance Authority Revenue Bonds
(Þ) 440 4.000 10/01/33 510
Illinois Finance Authority Revenue Bonds
2,310 5.000 08/15/34 3,127
Illinois Finance Authority Revenue Bonds
(Þ) 445 4.000 10/01/34 513
Illinois Finance Authority Revenue Bonds
700 4.000 12/01/35 845
Illinois Finance Authority Revenue Bonds
200 5.000 01/01/36 239
Illinois Finance Authority Revenue Bonds
2,660 4.000 12/01/36 3,205
Illinois Finance Authority Revenue Bonds
1,000 4.000 07/01/38 1,231
Illinois Finance Authority Revenue Bonds
1,000 4.000 07/01/39 1,228
Illinois Finance Authority Revenue Bonds
2,000 4.000 12/01/39 2,380
Illinois Finance Authority Revenue Bonds
925 5.000 10/01/41 1,150
Illinois Finance Authority Revenue Bonds
100 4.000 11/01/41 119
Illinois General Obligation Unlimited
(µ) 350 4.000 06/01/41 398
Illinois Sports Facilities Authority (The) Revenue Bonds
750 5.000 06/15/30 957
Illinois Sports Facilities Authority (The) Revenue Bonds
480 5.000 06/15/32 621
Illinois Sports Facilities Authority Revenue Bonds
(µ) 1,000 5.250 06/15/31 1,110
Illinois State Toll Highway Authority Revenue Bonds
400 5.000 01/01/25 463
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000 12/01/32 5,936
Illinois State University Revenue Bonds
(µ) 725 5.000 04/01/23 781
Illinois State University Revenue Bonds
(µ) 360 5.000 04/01/24 401
Illinois State University Revenue Bonds
(µ) 500 5.000 04/01/25 577
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited
950 4.000 12/15/34 1,173
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited
2,670 4.000 12/15/35 3,285
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 3,920 5.000 12/01/27 4,878
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/28 2,547
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000 12/01/29 2,538
Lake Cook Kane & McHenry Counties Community Unit School District 220
Barrington General Obligation Unlimited
2,255 5.000 12/01/29 2,999
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 314
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000 12/01/31 384
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000 12/01/32 460
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 750
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 3,260 4.000 12/01/37 3,850
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited
(µ) 185 5.000 03/01/28 222

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 370 4.000 05/01/27 431
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 225 4.000 05/01/28 265
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 1,000 4.000 05/01/29 1,170
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
2,200 5.625 01/15/32 2,255
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited
(µ) 850 5.000 01/01/33 976
Metropolitan Pier & Exposition Authority Revenue Bonds
1,125 3.000 06/15/24 1,174
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000 12/15/27 444
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 8,565 5.000 12/15/28 8,916
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000 12/15/30 1,612
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000 12/15/31 686
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000 12/15/33 739
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000 12/15/34 614
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169 12/15/37 488
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730 12/15/42 1,372
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452 12/15/47 1,484
Northern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/29 1,087
Northern Illinois University Revenue Bonds
(µ) 325 5.000 10/01/29 418
Northern Illinois University Revenue Bonds
(µ) 325 5.000 10/01/30 426
Northern Illinois University Revenue Bonds
(µ) 1,040 5.000 04/01/31 1,344
Northern Illinois University Revenue Bonds
(µ) 450 5.000 10/01/31 594
Northern Illinois University Revenue Bonds
(µ) 500 4.000 10/01/32 609
Northern Illinois University Revenue Bonds
(µ) 1,350 5.000 04/01/33 1,734
Northern Illinois University Revenue Bonds
(µ) 1,115 4.000 10/01/36 1,342
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000 04/01/28 2,279
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000 04/01/29 1,524
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000 04/01/30 1,910
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 1,105 5.000 12/01/30 1,435
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 665 5.000 12/01/31 860
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 625 5.000 12/01/32 806
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 675 5.000 12/01/34 867
Sangamon County School Districts General Obligation Limited
(µ) 1,105 5.000 06/01/30 1,464
Sangamon County School Districts General Obligation Limited
(µ) 1,160 5.000 06/01/31 1,542
Sangamon County School Districts General Obligation Limited
(µ) 1,220 5.000 06/01/32 1,615
Sangamon County School Districts General Obligation Limited
(µ) 1,395 5.000 02/01/33 1,821
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 550 5.000 12/01/34 700
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 1,000 4.000 12/01/40 1,172
South Sangamon Water Commission General Obligation Unlimited
(µ) 125 4.000 01/01/32 151
South Sangamon Water Commission General Obligation Unlimited
(µ) 50 4.000 01/01/33 60
South Sangamon Water Commission General Obligation Unlimited
(µ) 55 4.000 01/01/34 66
South Sangamon Water Commission General Obligation Unlimited
(µ) 50 4.000 01/01/35 60
South Sangamon Water Commission General Obligation Unlimited
(µ) 60 4.000 01/01/37 71
Southern Illinois University Revenue Bonds
(µ) 1,470 5.000 04/01/27 1,697
Southern Illinois University Revenue Bonds
(µ) 850 5.000 04/01/28 979
Southern Illinois University Revenue Bonds
(µ) 200 4.000 04/01/29 241
Southern Illinois University Revenue Bonds
(µ) 525 4.000 04/01/30 638
Southern Illinois University Revenue Bonds
(µ) 240 5.000 04/01/32 315
Southern Illinois University Revenue Bonds
(µ) 300 5.000 04/01/33 393
Southern Illinois University Revenue Bonds
(µ) 300 4.000 04/01/35 361
Southern Illinois University Revenue Bonds
(µ) 500 4.000 04/01/39 595

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000 04/15/31 1,769
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000 04/15/33 1,301
Southwestern Illinois Development Authority Revenue Bonds
(µ) 1,005 5.000 10/15/33 1,187
Southwestern Illinois Development Authority Revenue Bonds
925 4.000 04/15/34 1,117
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000 10/15/35 1,473
State of Illinois General Obligation Unlimited
1,140 5.000 11/01/21 1,154
State of Illinois General Obligation Unlimited
3,025 4.000 02/01/22 3,082
State of Illinois General Obligation Unlimited
200 5.000 05/01/22 207
State of Illinois General Obligation Unlimited
225 5.000 07/01/22 235
State of Illinois General Obligation Unlimited
(µ) 2,750 5.000 08/01/22 2,883
State of Illinois General Obligation Unlimited
130 4.000 01/01/23 132
State of Illinois General Obligation Unlimited
400 5.000 02/01/24 446
State of Illinois General Obligation Unlimited
8,125 5.000 11/01/24 9,309
State of Illinois General Obligation Unlimited
240 4.000 01/01/25 244
State of Illinois General Obligation Unlimited
8,275 5.000 01/01/25 9,536
State of Illinois General Obligation Unlimited
2,290 5.000 08/01/25 2,398
State of Illinois General Obligation Unlimited
3,250 5.000 11/01/25 3,850
State of Illinois General Obligation Unlimited
15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited
110 5.500 07/01/26 120
State of Illinois General Obligation Unlimited
125 5.000 04/01/27 140
State of Illinois General Obligation Unlimited
3,735 5.500 07/01/27 4,084
State of Illinois General Obligation Unlimited
750 5.000 02/01/28 911
State of Illinois General Obligation Unlimited
1,080 5.000 05/01/28 1,208
State of Illinois General Obligation Unlimited
3,100 5.000 10/01/28 3,929
State of Illinois General Obligation Unlimited
5,700 5.000 11/01/28 7,051
State of Illinois General Obligation Unlimited
3,750 5.000 10/01/29 4,722
State of Illinois General Obligation Unlimited
2,435 5.000 11/01/29 2,993
State of Illinois General Obligation Unlimited
(µ) 4,500 4.000 02/01/30 5,177
State of Illinois General Obligation Unlimited
2,175 5.000 05/01/30 2,426
State of Illinois General Obligation Unlimited
250 5.250 07/01/30 271
State of Illinois General Obligation Unlimited
50 5.000 03/01/31 51
State of Illinois General Obligation Unlimited
2,000 5.000 04/01/31 2,231
State of Illinois General Obligation Unlimited
120 4.250 01/01/36 134
State of Illinois General Obligation Unlimited
1,200 5.000 05/01/38 1,462
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/39 1,189
State of Illinois General Obligation Unlimited
5,000 4.000 10/01/40 5,920
State of Illinois General Obligation Unlimited
945 5.000 05/01/42 1,141
State of Illinois General Obligation Unlimited
720 5.000 05/01/43 867
State of Illinois Revenue Bonds
5,090 4.500 06/15/36 5,111
Town of Cicero General Obligation Unlimited
(µ) 825 5.000 01/01/22 841
Town of Cicero General Obligation Unlimited
(µ) 915 5.000 01/01/24 1,010
Town of Cicero General Obligation Unlimited
(µ) 500 5.000 01/01/25 572
Town of Cicero General Obligation Unlimited
(µ) 1,010 5.000 01/01/26 1,193
University of Illinois Revenue Bonds
(µ) 3,295 3.000 04/01/33 3,728
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250 12/01/35 1,902
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250 12/01/36 3,639
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250 12/01/37 3,825
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250 12/01/38 3,518
Village of Bellwood General Obligation Unlimited
400 5.875 12/01/27 431
Village of Bellwood General Obligation Unlimited
(µ) 2,075 5.000 12/01/32 2,386
Village of Mundelein General Obligation Unlimited
(µ) 570 4.000 12/15/29 686
Village of Mundelein General Obligation Unlimited
(µ) 400 4.000 12/15/30 479
Village of Mundelein General Obligation Unlimited
(µ) 500 4.000 12/15/31 597
Village of Mundelein General Obligation Unlimited
(µ) 655 4.000 12/15/33 777
Village of Mundelein General Obligation Unlimited
(µ) 845 4.000 12/15/39 991
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/27 759
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/28 778

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Rosemont General Obligation Unlimited
(µ) 1,430 5.000 12/01/26 1,734
Village of Rosemont General Obligation Unlimited
(µ) 1,500 5.000 12/01/27 1,865
Volo Village Special Service Area No. 3 & 6 Special Tax
(µ) 1,094 5.000 03/01/34 1,248
Western Illinois Economic Development Authority Revenue Bonds
(µ) 1,140 5.000 01/01/27 1,320
Western Illinois Economic Development Authority Revenue Bonds
(µ) 725 5.000 01/01/28 838
Western Illinois University Revenue Bonds
(µ) 560 5.000 04/01/24 625
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 1,630 3.500 01/01/25 1,741
Will County School District No. 210 Lincoln-Way General Ogligation Unlimited
(µ) 650 4.000 01/01/34 752
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 985 5.000 12/01/24 1,123
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 1,450 5.000 12/01/25 1,705
547,774
Indiana - 0.7%
City of Rockport Pollution Control Revenue Bonds
1,500 3.050 06/01/25 1,650
Evansville Industry Redevelopment Authority Revenue Bonds
(µ) 1,255 4.000 02/01/33 1,436
Indiana Finance Authority Revenue Bonds
(~)(ae)(Ê) 5,500 0.120 09/01/21 5,500
Indiana Finance Authority Revenue Bonds
160 5.000 10/01/21 161
Indiana Finance Authority Revenue Bonds
2,250 0.650 08/01/25 2,249
Indiana Finance Authority Revenue Bonds
2,500 1.400 08/01/29 2,512
Indiana Finance Authority Revenue Bonds
25 4.000 07/01/30 28
Indiana Finance Authority Revenue Bonds
1,000 3.000 11/01/30 1,103
Indiana Finance Authority Revenue Bonds
325 5.000 02/01/31 418
Indiana Finance Authority Revenue Bonds
500 5.000 02/01/32 641
Indiana Finance Authority Revenue Bonds
1,550 4.000 10/01/35 1,946
Indiana Finance Authority Revenue Bonds
1,100 4.000 10/01/36 1,378
Indiana Finance Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.550%)
(ae)(Ê) 1,110 0.620 11/01/39 1,114
Indiana Finance Authority Revenue Bonds
40 5.000 07/01/40 46
Indiana Finance Authority Revenue Bonds
(~)(ae)(Ê) 400 2.100 11/01/49 423
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,020 4.000 07/10/33 1,233
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,125 4.000 07/10/34 1,356
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000 07/15/35 1,282
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000 07/15/36 1,407
Muncie Sanitary District Revenue Bonds
(µ) 525 5.000 07/01/29 678
Muncie Sanitary District Revenue Bonds
(µ) 600 5.000 01/01/30 782
Town of Upland Revenue Bonds
175 4.000 09/01/31 214
27,557
Iowa - 0.8%
City of Altoona Certificate of Participation
(µ) 1,205 5.000 06/01/37 1,497
City of Altoona Certificate of Participation
(µ) 245 5.000 06/01/38 304
City of Altoona Certificate of Participation
(µ) 800 5.000 06/01/39 990
City of Ames Revenue Bonds
2,000 5.000 06/15/31 2,362
City of Coralville Revenue Bonds
215 4.000 05/01/23 216
City of Coralville Revenue Bonds
555 4.000 05/01/25 557
City of Coralville Revenue Bonds
600 4.000 05/01/27 602
City of Coralville Revenue Bonds
465 4.000 05/01/28 466
City of Coralville Revenue Bonds
975 4.000 05/01/29 976
City of Coralville Revenue Bonds
875 4.000 05/01/30 876
City of Orange Sewer Revenue Bonds
(µ) 440 4.000 06/01/34 480
Dubuque Community School District Revenue Bonds
(µ) 600 3.000 07/01/36 661
Dubuque Community School District Revenue Bonds
(µ) 675 3.000 07/01/37 742
Dubuque Community School District Revenue Bonds
(µ) 500 3.000 07/01/38 547
Iowa Finance Authority Revenue Bonds
4,000 5.000 07/01/28 4,362
Iowa Finance Authority Revenue Bonds
4,500 5.000 08/01/34 6,041
Iowa Finance Authority Revenue Bonds
4,305 4.000 07/01/47 4,898
Iowa Finance Authority Revenue Bonds
755 4.000 07/01/48 828
Iowa Higher Education Loan Authority Revenue Bonds
375 4.000 10/01/30 453

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Iowa Higher Education Loan Authority Revenue Bonds
395 4.000 10/01/31 480
Iowa Higher Education Loan Authority Revenue Bonds
140 4.000 10/01/32 169
Iowa Higher Education Loan Authority Revenue Bonds
325 4.000 10/01/35 384
Tobacco Settlement Financing Corp. Revenue Bonds
600 4.000 06/01/49 708
Western Dubuque County Community School District General Obligation
Unlimited
625 2.000 06/01/23 645
Xenia Rural Water District Revenue Bonds
3,000 5.000 12/01/28 3,605
33,849
Kansas - 0.4%
City of Manhattan Revenue Bonds
205 4.000 06/01/25 226
City of Manhattan Revenue Bonds
330 4.000 06/01/27 376
City of Manhattan Revenue Bonds
625 4.000 06/01/36 723
Crawford County Unified School District General Obligation Unlimited
(µ) 650 5.000 09/01/35 807
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,110 5.000 04/01/31 1,334
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/32 1,201
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000 04/01/38 1,192
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000 03/01/36 3,370
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000 03/01/37 3,023
Wyandotte County City Unified Government Revenue Bonds
1,755 4.500 06/01/40 1,853
14,105
Kentucky - 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000 06/01/23 2,951
Kentucky Economic Development Finance Authority Revenue Bonds
1,000 5.000 07/01/28 1,136
Kentucky Economic Development Finance Authority Revenue Bonds
1,935 4.000 07/01/31 2,087
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/35 185
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/36 185
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000 11/01/25 2,260
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,750 5.000 05/01/31 3,466
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,000 5.000 05/01/32 2,514
Kentucky Public Energy Authority Revenue Bonds
(~)(ae)(Ê) 6,215 4.000 12/01/49 6,992
Kentucky State University Certificate of Participation
(µ) 200 5.000 11/01/28 252
Kentucky State University Certificate of Participation
(µ) 180 5.000 11/01/30 236
Kentucky State University Certificate of Participation
(µ) 130 4.000 11/01/33 158
Kentucky State University Certificate of Participation
(µ) 135 4.000 11/01/35 163
Kentucky State University Certificate of Participation
(µ) 155 4.000 11/01/36 187
Kentucky State University Certificate of Participation
(µ) 445 4.000 11/01/41 529
Kentucky State University Certificate of Participation
(µ) 500 4.000 11/01/46 587
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000 10/01/32 938
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,250 2.000 10/01/33 2,299
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,125 5.000 10/01/33 2,550
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000 10/01/34 3,398
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000 10/01/40 2,747
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
505 5.000 05/15/30 512
36,332
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000 12/01/26 1,732
Cameron Parish School District No. 15 General Obligation Unlimited
265 5.000 10/01/27 322
Cameron Parish School District No. 15 General Obligation Unlimited
275 5.000 10/01/28 340
Cameron Parish School District No. 15 General Obligation Unlimited
305 5.000 10/01/30 388
Cameron Parish School District No. 15 General Obligation Unlimited
300 4.000 10/01/31 348
Cameron Parish School District No. 15 General Obligation Unlimited
485 4.000 10/01/32 560
Cameron Parish School District No. 15 General Obligation Unlimited
520 4.000 10/01/33 597
City of New Orleans Sewerage Service Revenue Bonds
(µ) 35 4.000 06/01/35 42
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000 06/01/35 1,177
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/36 48
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/37 48
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/38 48
City of New Orleans Sewerage Service Revenue Bonds
(µ) 45 4.000 06/01/39 53

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000 06/01/40 47
City of New Orleans Sewerage Service Revenue Bonds
175 5.000 06/01/45 222
City of Shreveport General Obligation Unlimited
(µ) 2,000 5.000 08/01/28 2,514
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,020 5.000 12/01/31 1,317
City of Shreveport Water & Sewer Revenue Bonds
(µ) 3,955 5.000 12/01/32 4,728
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,000 5.000 12/01/33 1,187
City of Youngsville Revenue Bonds
(µ) 250 4.000 05/01/37 302
City of Youngsville Revenue Bonds
(µ) 250 4.000 05/01/39 301
City of Youngsville Revenue Bonds
(µ) 250 4.000 05/01/41 299
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 3,265 0.120 08/01/35 3,265
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 1,180 0.120 12/01/40 1,180
Jefferson Sales Tax District Revenue Bonds
(µ) 3,685 5.000 12/01/29 4,890
Jefferson Sales Tax District Revenue Bonds
(µ) 1,825 5.000 12/01/34 2,392
Lafayette Consolidated Government Revenue Bonds
(µ) 700 5.000 11/01/29 830
Louisiana Housing Corp. Revenue Bonds
1,370 4.500 12/01/47 1,527
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 2,500 5.000 10/01/28 3,209
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500 11/01/32 3,637
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 470 5.000 10/01/33 590
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
6,000 2.500 04/01/36 6,195
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 1,045 4.000 10/01/37 1,270
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,550 0.120 04/02/23 1,550
Louisiana Public Facilities Authority Revenue Bonds
(µ) 1,615 5.000 09/01/29 1,821
Louisiana Public Facilities Authority Revenue Bonds
75 5.000 10/01/32 101
Louisiana Public Facilities Authority Revenue Bonds
440 5.000 10/01/34 587
Louisiana Public Facilities Authority Revenue Bonds
850 5.000 10/01/35 1,130
Louisiana Public Facilities Authority Revenue Bonds
940 4.000 10/01/36 1,149
Louisiana Public Facilities Authority Revenue Bonds
1,110 4.000 10/01/37 1,353
Louisiana Public Facilities Authority Revenue Bonds
300 4.000 10/01/38 365
Louisiana Public Facilities Authority Revenue Bonds
705 4.000 10/01/39 855
Louisiana Public Facilities Authority Revenue Bonds
1,100 4.000 10/01/40 1,331
Louisiana Public Facilities Authority Revenue Bonds
1,175 4.000 10/01/41 1,417
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/44 116
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/49 116
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 1,740 2.000 06/01/37 1,782
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 2,440 2.100 06/01/37 2,532
Parish of St. John the Baptist Revenue Bonds
(~)(ae)(Ê) 3,265 2.200 06/01/37 3,431
Red River Parish School Board General Obligation Unlimited
630 5.000 03/01/28 782
State of Louisiana General Obligation Unlimited
(ae) 2,760 5.000 08/01/22 2,895
State of Louisiana Revenue Bonds
1,300 5.000 06/15/28 1,481
70,399
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
(µ) 250 5.000 07/01/34 337
Maine Health & Higher Educational Facilities Authority Revenue Bonds
(µ) 250 4.000 07/01/35 310
Maine Health & Higher Educational Facilities Authority Revenue Bonds
1,000 4.000 07/01/45 1,182
Maine Turnpike Authority Revenue Bonds
3,225 5.000 07/01/42 3,354
5,183
Maryland - 0.7%
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/32 101
Baltimore Research Park Project Revenue Bonds
70 4.000 01/01/33 82
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/34 101
Baltimore Research Park Project Revenue Bonds
150 4.000 01/01/35 176
Baltimore Research Park Project Revenue Bonds
155 4.000 01/01/36 183
Baltimore Research Park Project Revenue Bonds
190 4.000 01/01/37 224

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds
220 4.000 01/01/38 259
Baltimore Research Park Project Revenue Bonds
395 4.000 01/01/39 464
Baltimore Research Park Project Revenue Bonds
350 4.000 01/01/40 411
County of Baltimore General Obligation Unlimited
2,000 4.000 03/01/33 2,408
County of Frederick Special Tax
750 4.000 07/01/35 902
County of Frederick Special Tax
860 4.000 07/01/36 1,031
County of Frederick Special Tax
500 4.000 07/01/38 596
County of Frederick Special Tax
500 4.000 07/01/39 595
County of Frederick Special Tax
500 4.000 07/01/40 594
County of Frederick Tax Allocation
890 3.250 07/01/29 954
Maryland Community Development Administration Revenue Bonds
3,820 4.500 09/01/48 4,307
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000 06/01/35 1,839
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 4,750 0.100 04/01/35 4,750
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
875 5.500 01/01/46 1,057
Maryland State Transportation Authority Revenue Bonds
3,200 3.000 07/01/33 3,681
Prince George County General Obligation Limited
480 4.000 09/01/32 531
Prince George County General Obligation Limited
185 4.000 09/01/33 205
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000 09/01/27 3,663
29,114
Massachusetts - 1.1%
City of Boston General Obligation Unlimited
2,015 5.000 04/01/25 2,366
City of Cambridge General Obligation Limited
965 5.000 02/15/28 1,241
City of Cambridge General Obligation Limited
1,000 5.000 02/15/29 1,318
City of Cambridge General Obligation Limited
1,000 5.000 02/15/30 1,349
Commonwealth of Massachusetts General Obligation Limited
(µ) 1,000 5.500 08/01/30 1,400
Commonwealth of Massachusetts General Obligation Limited
4,000 4.000 05/01/39 4,716
Commonwealth of Massachusetts General Obligation Limited
1,290 5.000 12/01/41 1,311
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030 05/01/37 3,410
Massachusetts Bay Transportation Authority Revenue Bonds
4,450 5.000 06/01/35 5,657
Massachusetts Bay Transportation Authority Revenue Bonds
5,000 5.000 06/01/36 6,341
Massachusetts Clean Water Trust (The) Revenue Bonds
(~)(Ê) 5,000 3.900 08/01/23 5,246
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 315 4.000 11/15/23 326
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000 10/01/25 1,144
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000 07/01/28 1,292
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 300 5.000 11/15/28 346
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000 07/01/31 1,997
Massachusetts Development Finance Agency Revenue Bonds
175 5.000 07/01/38 216
Massachusetts Development Finance Agency Revenue Bonds
400 5.000 07/01/39 495
Massachusetts Development Finance Agency Revenue Bonds
475 4.000 07/01/42 561
Massachusetts Housing Finance Agency Revenue Bonds
1,460 4.000 12/01/48 1,596
42,328
Michigan - 3.5%
Allendale Public School District General Obligation Unlimited
2,600 5.000 05/01/22 2,694
Allendale Public School District General Obligation Unlimited
2,725 5.000 05/01/23 2,952
Benzie County Central Schools Revenue Bonds
(µ) 225 4.000 05/01/25 255
Brighton Area School District General Obligation Unlimited
1,525 5.000 05/01/26 1,654
Calhoun County Hospital Finance Authority Revenue Bonds
750 5.000 02/15/28 899
City of Detroit General Obligation Unlimited
880 5.000 04/01/22 904
City of Detroit General Obligation Unlimited
880 5.000 04/01/23 939
City of Detroit General Obligation Unlimited
235 5.000 04/01/24 260
City of Detroit General Obligation Unlimited
35 5.000 04/01/25 40
City of Detroit General Obligation Unlimited
40 5.000 04/01/26 47
City of Detroit General Obligation Unlimited
80 5.000 04/01/27 96
City of Detroit General Obligation Unlimited
85 5.000 04/01/28 104
City of Detroit General Obligation Unlimited
60 5.000 04/01/29 74
City of Detroit General Obligation Unlimited
210 5.000 04/01/30 264
City of Detroit General Obligation Unlimited
85 5.000 04/01/32 108

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
470 5.500 04/01/33 605
City of Detroit General Obligation Unlimited
115 5.000 04/01/34 145
City of Detroit General Obligation Unlimited
330 5.500 04/01/34 423
City of Detroit General Obligation Unlimited
350 5.500 04/01/35 448
City of Detroit General Obligation Unlimited
200 5.000 04/01/36 251
City of Detroit General Obligation Unlimited
300 5.000 04/01/37 375
City of Detroit General Obligation Unlimited
150 5.000 04/01/38 187
City of Detroit Sewage Disposal System Revenue Bonds
(USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735 07/01/32 2,331
City of Detroit Sewage Disposal System Revenue Bonds
(ae) 3,500 5.000 07/01/32 3,657
City of Greenville Revenue Bonds
(µ) 265 4.000 06/01/27 312
City of Greenville Revenue Bonds
(µ) 765 4.000 06/01/37 930
City of Saginaw Water Supply System Revenue Bonds
(µ) 355 4.000 07/01/34 443
City of Saginaw Water Supply System Revenue Bonds
(µ) 185 4.000 07/01/35 230
City of Saginaw Water Supply System Revenue Bonds
(µ) 190 4.000 07/01/36 236
City of Taylor General Obligation Limited
(µ) 485 4.000 03/01/30 601
City of Taylor General Obligation Limited
(µ) 375 4.000 03/01/31 471
City of Taylor General Obligation Limited
(µ) 570 4.000 03/01/34 701
County of Jackson Revenue Bonds
(µ) 400 4.000 05/01/34 481
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 700 5.000 07/01/30 787
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 1,785 5.000 07/01/31 2,006
Downriver Utility Wastewater Authority Revenue Bonds
(µ) 895 5.000 04/01/28 1,114
Eastern Michigan University Revenue Bonds
(µ) 740 5.000 03/01/30 902
Eastern Michigan University Revenue Bonds
(µ) 2,000 5.000 03/01/31 2,429
Eastern Michigan University Revenue Bonds
(µ) 1,000 5.000 03/01/33 1,209
Grand Rapids Public Schools General Obligation Unlimited
(µ) 2,430 5.000 05/01/34 2,897
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 11/01/34 1,291
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000 05/01/35 1,190
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000 07/01/25 177
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000 07/01/26 444
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000 07/01/27 163
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000 07/01/28 128
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000 07/01/29 416
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000 07/01/26 1,218
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000 07/01/29 9,162
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000 07/01/27 135
Great Lakes Water Authority Water Supply System Revenue Bonds
(µ) 1,000 4.000 07/01/33 1,145
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000 05/01/36 1,449
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000 05/01/38 1,904
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000 05/01/39 1,287
Imlay City Community Schools General Obligation Unlimited
500 4.000 05/01/37 610
Kalamazoo Hospital Finance Authority Revenue Bonds
1,500 4.000 05/15/31 1,694
Karegnondi Water Authority Revenue Bonds
855 5.000 11/01/34 1,064
Karegnondi Water Authority Revenue Bonds
1,000 5.000 11/01/35 1,243
Karegnondi Water Authority Revenue Bonds
1,400 5.000 11/01/37 1,735
Leland Public Schools General Obligation Unlimited
(µ) 1,180 4.000 05/01/43 1,366
Michigan Finance Authority Revenue Bonds
730 5.000 12/01/21 739
Michigan Finance Authority Revenue Bonds
630 5.000 02/01/22 641
Michigan Finance Authority Revenue Bonds
770 5.000 12/01/22 808
Michigan Finance Authority Revenue Bonds
655 5.000 12/01/23 710
Michigan Finance Authority Revenue Bonds
2,000 5.000 04/01/25 2,333
Michigan Finance Authority Revenue Bonds
2,500 5.250 02/01/27 2,811
Michigan Finance Authority Revenue Bonds
1,000 5.000 11/01/27 1,060
Michigan Finance Authority Revenue Bonds
4,655 5.000 07/01/28 5,110
Michigan Finance Authority Revenue Bonds
1,660 5.000 12/01/28 2,102
Michigan Finance Authority Revenue Bonds
1,410 5.000 07/01/29 1,543
Michigan Finance Authority Revenue Bonds
3,000 5.000 11/15/29 3,494
Michigan Finance Authority Revenue Bonds
565 1.250 06/01/30 570

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds
1,000 5.000 07/01/30 1,133
Michigan Finance Authority Revenue Bonds
1,500 5.000 11/15/32 1,825
Michigan Finance Authority Revenue Bonds
1,000 4.000 06/01/34 1,243
Michigan Finance Authority Revenue Bonds
1,500 5.000 02/15/35 1,942
Michigan Finance Authority Revenue Bonds
500 5.000 07/01/35 583
Michigan Finance Authority Revenue Bonds
1,500 4.000 11/15/36 1,709
Michigan Finance Authority Revenue Bonds
585 5.000 12/01/36 622
Michigan Finance Authority Revenue Bonds
(ae) 830 5.000 12/01/39 843
Michigan Finance Authority Revenue Bonds
1,500 5.000 06/01/49 1,847
Michigan Mathematics & Science Initiative Revenue Bonds
500 4.000 01/01/31 573
Michigan State Housing Development Authority Revenue Bonds
3,900 4.250 06/01/49 4,328
Michigan State Housing Development Authority Revenue Bonds
5,945 4.250 12/01/49 6,644
Novi Community School District General Obligation Unlimited
1,250 5.000 05/01/33 1,662
Novi Community School District General Obligation Unlimited
1,365 5.000 05/01/37 1,794
Novi Community School District General Obligation Unlimited
1,425 5.000 05/01/39 1,867
Saginaw City School District General Obligation Unlimited
1,000 4.000 05/01/28 1,213
Saginaw City School District General Obligation Unlimited
1,000 4.000 05/01/31 1,273
University of Michigan Revenue Bonds
(SIFMA Municipal Swap Index + 0.270%)(ae)
(Ê) 2,050 0.410 04/01/33 2,051
Van Buren Public Schools General Obligation Unlimited
(µ) 1,085 4.000 11/01/36 1,301
Van Buren Public Schools General Obligation Unlimited
(µ) 1,925 4.000 11/01/37 2,303
Van Buren Public Schools General Obligation Unlimited
(µ) 2,000 4.000 11/01/38 2,390
Wayne County Airport Authority Revenue Bonds
635 5.000 12/01/29 733
Wayne County Airport Authority Revenue Bonds
2,000 5.000 12/01/38 2,694
Wayne County Airport Authority Revenue Bonds
5,770 5.000 12/01/39 6,983
Wayne County Airport Authority Revenue Bonds
2,835 5.000 12/01/40 3,796
Wayne County Airport Authority Revenue Bonds
1,000 5.000 12/01/41 1,336
139,891
Minnesota - 0.3%
City of Crookston Revenue Bonds
2,410 5.000 05/01/34 2,541
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000 11/15/28 3,148
City of St. Cloud Revenue Bonds
650 5.000 05/01/48 809
City of St. Cloud Revenue Bonds
250 4.000 05/01/49 283
City of Woodbury Revenue Bonds
60 3.000 12/01/30 62
Duluth Independent School District No. 709 Certificate of Participation
320 5.000 02/01/22 327
Duluth Independent School District No. 709 Certificate of Participation
395 5.000 02/01/26 467
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000 12/01/26 29
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/27 35
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000 12/01/28 42
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000 10/01/29 1,257
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000 12/01/29 24
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000 12/01/30 48
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000 10/01/31 720
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/31 36
Port Authority of the City of St. Paul Revenue Bonds
400 4.000 10/01/28 468
Port Authority of the City of St. Paul Revenue Bonds
250 3.000 10/01/34 267
Port Authority of the City of St. Paul Revenue Bonds
500 4.000 10/01/41 561
11,124
Mississippi - 1.0%
City of Jackson Special Assessment
705 5.000 03/01/27 876
City of Jackson Special Assessment
570 5.000 03/01/28 728
City of Jackson Special Assessment
615 5.000 03/01/29 802
City of Jackson Special Assessment
390 5.000 03/01/30 518
Mississippi Business Finance Corp. Revenue Bonds
430 2.500 04/01/22 432
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 1,100 0.110 12/01/30 1,100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 12,700 0.130 12/01/30 12,700
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 10,290 0.130 11/01/35 10,290
Mississippi Business Finance Corp. Revenue Bonds
(~)(ae)(Ê) 1,030 2.750 12/01/40 1,039

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 04/01/28 1,113
Mississippi Development Bank Revenue Bonds
200 5.000 04/01/32 257
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000 03/01/34 1,177
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000 04/01/38 829
Mississippi Development Bank Revenue Bonds
4,175 5.000 03/01/43 5,211
Mississippi Home Corp. Revenue Bonds
785 4.000 12/01/44 867
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000 09/01/36 2,387
Warren County Revenue Bonds
(~)(ae)(Ê) 500 1.375 05/01/34 519
40,845
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000 03/01/30 1,197
Cape Girardeau County Industrial Development Authority Revenue Bonds
150 4.000 03/01/41 175
City of Poplar Bluff Certificate of Participation
125 2.500 10/01/41 125
City of Poplar Bluff Certificate of Participation
150 2.625 10/01/46 150
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250 08/01/27 2,502
County of Boone Missouri Revenue Bonds
2,760 5.000 08/01/30 3,223
County of Boone Missouri Revenue Bonds
1,700 4.000 08/01/33 1,871
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
250 4.000 10/01/35 296
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
50 4.000 08/01/36 61
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
50 4.000 08/01/41 60
Kansas City Revenue Bonds
1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds
1,000 5.000 09/01/28 1,004
Kansas City Revenue Bonds
1,000 5.000 09/01/29 1,004
Maryland Heights Industrial Development Authority Revenue Bonds
930 4.375 03/15/30 901
Metropolitan St. Louis Sewer District Revenue Bonds
200 5.000 05/01/30 270
Metropolitan St. Louis Sewer District Revenue Bonds
225 5.000 05/01/31 310
Metropolitan St. Louis Sewer District Revenue Bonds
235 5.000 05/01/32 322
Missouri State Health & Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,800 1.200 02/15/33 1,800
Missouri State Health & Educational Facilities Authority Revenue Bonds
100 4.000 02/15/37 118
Missouri State Health & Educational Facilities Authority Revenue Bonds
125 4.000 02/15/38 147
Missouri State Health & Educational Facilities Authority Revenue Bonds
1,305 4.000 11/15/38 1,566
Missouri State Health & Educational Facilities Authority Revenue Bonds
115 4.000 02/15/39 135
Missouri State Health & Educational Facilities Authority Revenue Bonds
3,495 4.000 11/15/39 4,184
Missouri State Health & Educational Facilities Authority Revenue Bonds
350 4.000 02/15/44 407
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.000 05/01/22 25
Plaza at Noah's Ark Community Improvement District Revenue Bonds
50 3.000 05/01/24 51
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.000 05/01/26 26
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 1,000 5.000 10/01/40 1,282
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 700 5.000 10/01/45 885
St. Louis Municipal Library District Certificate of Participation
(µ) 300 4.000 03/15/33 357
St. Louis Municipal Library District Certificate of Participation
(µ) 255 4.000 03/15/35 302
25,945
Montana - 0.2%
City of Bozeman Tax Allocation
(µ) 500 4.000 07/01/35 601
City of Bozeman Tax Allocation
(µ) 425 4.000 07/01/40 505
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000 07/01/28 790
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000 06/01/33 509
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000 06/01/34 1,239
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000 07/01/26 1,619
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000 07/01/27 1,822
7,085
Nebraska - 0.2%
Central Plains Energy Project Revenue Bonds
2,500 5.000 09/01/26 3,052
Central Plains Energy Project Revenue Bonds
2,000 5.000 09/01/30 2,611
Central Plains Energy Project Revenue Bonds
1,565 5.000 09/01/32 1,645
Central Plains Energy Project Revenue Bonds
(~)(ae)(Ê) 1,900 4.000 12/01/49 2,154

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nebraska Public Power District Revenue Bonds
380 5.000 01/01/29 387
9,849
Nevada - 1.0%
City of North Las Vegas General Obligation Limited
(µ) 605 5.000 06/01/27 753
City of North Las Vegas General Obligation Limited
(µ) 630 5.000 06/01/28 802
City of North Las Vegas General Obligation Limited
(µ) 665 4.000 06/01/29 816
City of North Las Vegas General Obligation Limited
(µ) 690 4.000 06/01/30 859
City of North Las Vegas General Obligation Limited
(µ) 2,430 5.000 06/01/30 3,164
City of Reno General Obligation Limited
1,000 5.000 06/01/22 1,040
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 1,390 2.500 06/15/24 1,416
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 895 2.750 06/15/28 936
Clark County General Obligation Unlimited
2,555 5.000 06/01/33 3,211
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/27 150
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/28 154
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/29 158
Clark County School District General Obligation Limited
(µ) 1,360 5.000 06/15/30 1,782
Clark County School District General Obligation Limited
(µ) 5,360 5.000 06/15/31 6,993
Clark County School District General Obligation Limited
(µ) 105 5.000 06/15/32 139
Clark County School District General Obligation Limited
(µ) 100 5.000 06/15/33 132
Clark County School District General Obligation Limited
(µ) 115 5.000 06/15/34 151
Clark County School District General Obligation Limited
(µ) 2,500 4.000 06/15/35 2,991
Clark County School District General Obligation Limited
(µ) 120 5.000 06/15/35 157
Las Vegas Convention & Visitors Authority Revenue Bonds
275 5.000 07/01/26 330
Las Vegas Convention & Visitors Authority Revenue Bonds
145 5.000 07/01/27 179
Las Vegas Convention & Visitors Authority Revenue Bonds
1,300 5.000 07/01/31 1,585
Las Vegas Convention & Visitors Authority Revenue Bonds
95 5.000 07/01/35 118
Las Vegas Convention & Visitors Authority Revenue Bonds
1,450 5.000 07/01/37 1,795
Las Vegas Convention & Visitors Authority Revenue Bonds
6,115 5.000 07/01/43 7,474
Las Vegas Valley Water District General Obligation Limited
1,040 4.000 03/01/33 1,283
Nevada Department of Business & Industry Revenue Bonds
(Þ) 85 3.125 07/15/22 86
Nevada Department of Business & Industry Revenue Bonds
(Þ) 340 5.000 07/15/27 386
Nevada Department of Business & Industry Revenue Bonds
(Þ) 640 4.500 12/15/29 715
Tahoe-Douglas Visitors Authority Revenue Bonds
200 5.000 07/01/40 237
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000 07/01/37 1,917
41,909
New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue Bonds
(~)(ae)(Ê) 840 2.800 10/01/33 878
New Hampshire Business Finance Authority Revenue Bonds
1,050 4.000 01/01/41 1,172
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,225 5.000 06/01/28 2,871
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000 08/01/32 2,197
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000 08/01/33 969
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000 01/01/34 1,674
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000 08/01/34 1,024
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000 08/01/35 1,066
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000 01/01/36 2,037
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000 08/01/36 1,129
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000 01/01/37 1,802
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000 08/01/37 1,175
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000 08/01/38 1,235
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000 08/01/39 1,295
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000 08/01/40 1,361
21,885
New Jersey - 4.9%
Atlantic City General Obligation Unlimited
(µ) 500 5.000 03/01/25 578
Atlantic City General Obligation Unlimited
(µ) 450 5.000 03/01/26 537
Atlantic City General Obligation Unlimited
(µ) 750 5.000 03/01/32 914
Atlantic County Improvement Authority Revenue Bonds
(µ) 500 4.000 07/01/39 609
Buena Regional School District General Obligation Unlimited
(µ) 320 4.000 08/01/33 367

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buena Regional School District General Obligation Unlimited
(µ) 340 4.000 08/01/34 389
Buena Regional School District General Obligation Unlimited
(µ) 360 4.000 08/01/35 410
Buena Regional School District General Obligation Unlimited
(µ) 385 4.000 08/01/36 438
Camden County Improvement Authority Revenue Bonds
2,000 5.000 02/15/28 2,219
City of Bayonne General Obligation Unlimited
(µ) 1,500 5.000 07/01/33 1,832
City of Bayonne General Obligation Unlimited
(µ) 1,865 5.000 07/01/34 2,278
City of Clifton New Jersey General Obligation Unlimited
1,420 4.000 08/15/27 1,683
City of Newark General Obligation Unlimited
(µ) 1,450 5.000 10/01/27 1,798
City of Trenton General Obligation Unlimited
(µ) 1,510 5.000 07/15/23 1,650
County of Cape May General Obligation Unlimited
2,235 4.000 10/01/26 2,636
County of Morris General Obligation Unlimited
4,615 2.000 02/01/27 4,950
Essex County Improvement Authority Revenue Bonds
(µ) 305 4.000 08/01/38 373
Essex County Improvement Authority Revenue Bonds
(µ) 320 4.000 08/01/39 391
Essex County Improvement Authority Revenue Bonds
(µ) 330 4.000 08/01/40 402
Essex County Improvement Authority Revenue Bonds
(µ) 345 4.000 08/01/41 419
Garden State Preservation Trust Revenue Bonds
(µ) 460 5.750 11/01/28 575
Jersey City General Obligation Unlimited
450 5.000 11/01/31 562
New Jersey Building Authority Revenue Bonds
(µ) 580 5.000 06/15/28 701
New Jersey Economic Development Authority Revenue Bonds
2,000 4.000 07/01/22 2,069
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000 06/15/23 2,118
New Jersey Economic Development Authority Revenue Bonds
(µ) 700 5.500 09/01/24 811
New Jersey Economic Development Authority Revenue Bonds
(µ) 515 5.250 07/01/26 632
New Jersey Economic Development Authority Revenue Bonds
795 5.000 07/01/27 895
New Jersey Economic Development Authority Revenue Bonds
(~)(Ê) 2,715 5.250 04/01/28 3,455
New Jersey Economic Development Authority Revenue Bonds
(µ) 2,005 5.000 07/01/28 2,494
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000 06/15/29 1,939
New Jersey Economic Development Authority Revenue Bonds
350 3.000 06/01/32 384
New Jersey Economic Development Authority Revenue Bonds
665 5.000 06/01/32 828
New Jersey Economic Development Authority Revenue Bonds
875 5.000 07/01/33 1,044
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000 06/15/36 6,095
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 06/15/37 1,224
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 450 5.000 07/01/32 541
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 3,085 5.000 07/01/33 3,805
New Jersey General Obligation Unlimited
2,000 5.000 06/01/28 2,573
New Jersey General Obligation Unlimited
1,200 5.000 06/01/29 1,581
New Jersey General Obligation Unlimited
6,725 4.000 06/01/30 8,359
New Jersey General Obligation Unlimited
5,425 4.000 06/01/31 6,846
New Jersey General Obligation Unlimited
7,500 5.000 06/01/40 9,232
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 1,000 5.000 07/01/27 1,175
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/28 1,223
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,180 5.000 07/01/29 2,680
New Jersey Health Care Facilities Financing Authority Revenue Bonds
300 5.000 07/01/30 354
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/31 1,217
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000 07/01/35 1,198
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(~)(ae)(Ê) 1,610 5.000 07/01/43 1,827
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
3,720 4.750 10/01/50 4,215
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 145 5.250 12/15/21 148
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493 12/15/26 1,714
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,335 5.000 06/15/29 2,782
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871 12/15/29 983
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000 06/15/30 872
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000 06/15/31 6,605
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 1,840 2.851 12/15/31 1,538
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000 12/15/31 942
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000 12/15/33 1,199
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000 12/15/34 2,806
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 5,000 3.060 12/15/35 3,755

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000 12/15/35 995
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 5.591 12/15/35 3,724
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291 12/15/36 10,690
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000 12/15/36 1,258
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649 12/15/37 16,401
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250 12/15/38 808
New Jersey Turnpike Authority Revenue Bonds
2,050 5.000 01/01/22 2,092
New Jersey Turnpike Authority Revenue Bonds
900 5.000 01/01/23 963
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000 01/01/24 3,374
New Jersey Turnpike Authority Revenue Bonds
(ae) 2,330 5.000 01/01/27 2,435
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000 01/01/32 4,074
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000 01/01/33 2,446
New Jersey Turnpike Authority Revenue Bonds
6,000 4.000 01/01/42 7,262
Newark Board of Education General Obligation Unlimited
420 5.000 07/15/24 478
Newark Board of Education General Obligation Unlimited
(µ) 1,425 5.000 07/15/32 1,928
Newark Board of Education General Obligation Unlimited
(µ) 1,000 4.000 07/15/35 1,234
Passaic Valley Sewerage Commission Revenue Bonds
(µ) 1,500 3.000 12/01/32 1,687
Perth Amboy General Obligation Unlimited
(µ) 1,000 4.000 07/01/35 1,200
Salem County Improvement Authority Revenue Bonds
(µ) 550 4.000 08/15/37 659
South Jersey Transportation Authority Revenue Bonds
(µ) 200 5.000 11/01/28 258
South Jersey Transportation Authority Revenue Bonds
(µ) 2,000 5.000 11/01/29 2,629
South Jersey Transportation Authority Revenue Bonds
(µ) 1,000 5.000 11/01/30 1,306
South Jersey Transportation Authority Revenue Bonds
4,000 4.000 11/01/40 4,750
South Jersey Transportation Authority Revenue Bonds
(µ) 1,250 5.000 11/01/41 1,609
Tobacco Settlement Financing Corp. Revenue Bonds
1,570 3.200 06/01/27 1,609
Tobacco Settlement Financing Corp. Revenue Bonds
1,495 5.000 06/01/27 1,869
198,607
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250 07/01/23 801
New Mexico Mortgage Finance Authority Revenue Bonds
2,225 4.250 07/01/49 2,484
3,285
New York - 10.0%
Albany Capital Resource Corp. Revenue Bonds
1,255 4.000 06/01/29 1,439
Brooklyn Arena Local Development Corp. Revenue Bonds
525 1.625 11/01/25 548
Buffalo Sewer Authority Revenue Bonds
(µ) 170 5.000 06/15/31 217
Buffalo Sewer Authority Revenue Bonds
(µ) 170 5.000 06/15/33 215
Buffalo Sewer Authority Revenue Bonds
(µ) 240 4.000 06/15/35 285
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/29 616
Build NYC Resource Corp. Revenue Bonds
100 4.000 06/15/30 117
Build NYC Resource Corp. Revenue Bonds
700 5.000 08/01/30 858
Build NYC Resource Corp. Revenue Bonds
100 4.000 06/15/31 116
Build NYC Resource Corp. Revenue Bonds
600 5.000 08/01/32 731
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/33 608
City of Buffalo General Obligation Limited
(µ) 5,045 5.000 04/01/32 7,119
City of New York General Obligation Unlimited
2,550 5.000 08/01/21 2,550
City of New York General Obligation Unlimited
2,445 5.000 08/01/22 2,565
City of New York General Obligation Unlimited
6,420 5.000 08/01/23 7,048
City of New York General Obligation Unlimited
5,000 5.000 08/01/37 6,054
City of Syracuse General Obligation Limited
(µ) 750 4.000 05/15/32 885
City of Syracuse General Obligation Limited
(µ) 785 4.000 05/15/33 923
City of Yonkers General Obligation Limited
(µ) 1,200 5.000 05/01/31 1,564
City of Yonkers General Obligation Limited
(µ) 2,250 5.000 05/01/32 2,931
City of Yonkers General Obligation Limited
(µ) 3,895 5.000 05/01/33 5,051
City of Yonkers General Obligation Limited
(µ) 1,990 4.000 05/01/35 2,367
City of Yonkers General Obligation Limited
(µ) 2,180 4.000 05/01/37 2,569
County of Nassau General Obligation Limited
(µ) 3,190 5.000 04/01/35 4,162
Hempstead Town Local Development Corp. Revenue Bonds
1,000 5.000 07/01/22 1,046
Hempstead Town Local Development Corp. Revenue Bonds
1,565 5.000 07/01/24 1,786

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hempstead Town Local Development Corp. Revenue Bonds
715 4.000 07/01/40 881
Hempstead Union Free School District General Obligation Unlimited
1,875 1.000 07/13/22 1,889
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000 02/15/35 9,119
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000 02/15/37 5,743
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000 02/15/38 6,367
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000 02/15/44 339
Long Island Power Authority Revenue Bonds
1,000 5.000 09/01/32 1,252
Long Island Power Authority Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(ae)
(Ê) 2,700 0.827 05/01/33 2,709
Long Island Power Authority Revenue Bonds
750 5.000 09/01/33 934
Long Island Power Authority Revenue Bonds
1,000 5.000 09/01/34 1,249
Long Island Power Authority Revenue Bonds
1,250 5.000 09/01/35 1,561
Long Island Power Authority Revenue Bonds
1,825 5.000 09/01/37 2,265
Long Island Power Authority Revenue Bonds
(~)(ae)(Ê) 2,000 1.650 09/01/49 2,067
Madrid-Waddington Central School District General Obligation Limitied Notes
1,250 1.500 06/24/22 1,265
Metropolitan Transportation Authority Revenue Bonds
355 5.000 09/01/21 356
Metropolitan Transportation Authority Revenue Bonds
1,175 5.000 11/15/21 1,191
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000 02/01/22 2,638
Metropolitan Transportation Authority Revenue Bonds
1,400 5.000 09/01/22 1,472
Metropolitan Transportation Authority Revenue Bonds
350 5.000 11/15/22 371
Metropolitan Transportation Authority Revenue Bonds
1,475 5.000 02/01/23 1,579
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000 11/15/24 1,526
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000 11/15/25 8,892
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000 11/15/26 4,897
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/27 272
Metropolitan Transportation Authority Revenue Bonds
(ae) 5,710 5.000 11/15/28 6,807
Metropolitan Transportation Authority Revenue Bonds
550 5.250 11/15/28 656
Metropolitan Transportation Authority Revenue Bonds
550 5.000 11/15/29 710
Metropolitan Transportation Authority Revenue Bonds
225 5.000 11/15/30 301
Metropolitan Transportation Authority Revenue Bonds
100 5.250 11/15/31 122
Metropolitan Transportation Authority Revenue Bonds
730 4.000 11/15/32 856
Metropolitan Transportation Authority Revenue Bonds
1,150 5.000 11/15/33 1,344
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000 11/15/38 4,809
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 5.000 11/15/41 1,273
Metropolitan Transportation Authority Revenue Bonds
(µ) 600 4.000 11/15/42 714
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000 11/15/42 9,475
Metropolitan Transportation Authority Revenue Bonds
(µ) 10,000 4.000 11/15/44 11,852
Metropolitan Transportation Authority Revenue Bonds
3,675 4.000 11/15/45 4,305
Metropolitan Transportation Authority Revenue Bonds
300 4.750 11/15/45 370
Metropolitan Transportation Authority Revenue Bonds
(~)(ae)(Ê) 2,500 5.000 11/15/45 3,287
Metropolitan Transportation Authority Revenue Bonds
(~)(Ê) 18,430 0.010 11/15/50 18,430
Metropolitan Transportation Authority Revenue Bonds
4,850 4.000 11/15/52 5,597
Monroe County Industrial Development Corp. Revenue Bonds
960 4.000 07/01/39 1,158
New York City Housing Development Corp. Revenue Bonds
(~)(ae)(Ê) 5,000 0.600 07/01/25 5,022
New York City Housing Development Corp. Revenue Bonds
1,560 3.500 02/15/48 1,585
New York City Industrial Development Agency Revenue Bonds
(µ) 150 5.000 01/01/29 194
New York City Industrial Development Agency Revenue Bonds
(µ) 380 5.000 01/01/30 503
New York City Industrial Development Agency Revenue Bonds
(µ) 225 5.000 01/01/31 304
New York City Industrial Development Agency Revenue Bonds
(µ) 120 4.000 01/01/32 150
New York City Industrial Development Agency Revenue Bonds
(µ) 300 3.000 03/01/36 331
New York City Industrial Development Agency Revenue Bonds
(µ) 3,435 2.500 03/01/37 3,556
New York City Industrial Development Agency Revenue Bonds
(µ) 460 3.000 01/01/39 505
New York City Industrial Development Agency Revenue Bonds
(µ) 335 3.000 03/01/40 366
New York City Industrial Development Agency Revenue Bonds
(µ) 650 4.000 03/01/45 758
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
415 5.000 11/01/29 494
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000 08/01/39 1,133
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000 11/01/40 2,708
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
475 4.000 05/01/45 569

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(~)(Ê) 9,000 1.450 08/01/45 9,000
New York City Water & Sewer System Revenue Bonds
4,050 4.000 06/15/40 4,829
New York City Water & Sewer System Revenue Bonds
700 5.000 06/15/46 857
New York Convention Center Development Corp. Revenue Bonds
(µ) 2,925 Zero coupon 11/15/34 2,316
New York Liberty Development Corp. Revenue Bonds
(Þ) 645 5.000 11/15/44 715
New York Liberty Development Corp. Revenue Bonds
3,000 2.450 09/15/69 3,180
New York State Dormitory Authority Revenue Bonds
755 5.000 05/15/23 784
New York State Dormitory Authority Revenue Bonds
(µ) 430 5.250 07/01/23 471
New York State Dormitory Authority Revenue Bonds
(ae) 6,725 5.000 12/15/23 7,175
New York State Dormitory Authority Revenue Bonds
(ae) 6,790 5.000 07/01/26 7,427
New York State Dormitory Authority Revenue Bonds
1,000 5.000 08/01/27 1,240
New York State Dormitory Authority Revenue Bonds
9,130 5.000 02/15/31 11,270
New York State Dormitory Authority Revenue Bonds
105 5.000 07/01/32 134
New York State Dormitory Authority Revenue Bonds
3,300 5.000 10/01/32 4,025
New York State Dormitory Authority Revenue Bonds
1,465 5.000 07/01/33 1,867
New York State Dormitory Authority Revenue Bonds
710 5.000 07/01/34 902
New York State Dormitory Authority Revenue Bonds
325 4.000 07/01/35 404
New York State Dormitory Authority Revenue Bonds
95 5.000 07/01/35 121
New York State Dormitory Authority Revenue Bonds
260 4.000 07/01/36 322
New York State Dormitory Authority Revenue Bonds
85 5.000 07/01/36 108
New York State Dormitory Authority Revenue Bonds
70 4.000 09/01/36 83
New York State Dormitory Authority Revenue Bonds
325 4.000 07/01/37 401
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/37 118
New York State Dormitory Authority Revenue Bonds
4,410 3.000 03/15/38 4,895
New York State Dormitory Authority Revenue Bonds
6,035 4.000 07/01/38 7,326
New York State Dormitory Authority Revenue Bonds
75 4.000 09/01/38 88
New York State Dormitory Authority Revenue Bonds
1,000 5.000 10/01/38 1,268
New York State Dormitory Authority Revenue Bonds
85 4.000 09/01/39 100
New York State Dormitory Authority Revenue Bonds
15,000 4.000 03/15/40 18,227
New York State Dormitory Authority Revenue Bonds
105 4.000 07/01/40 122
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/40 117
New York State Dormitory Authority Revenue Bonds
110 5.000 07/01/41 137
New York State Dormitory Authority Revenue Bonds
1,075 4.000 03/15/42 1,300
New York State Dormitory Authority Revenue Bonds
425 4.000 03/15/44 509
New York State Dormitory Authority Revenue Bonds
435 4.000 07/01/45 499
New York State Thruway Authority Revenue Bonds
1,250 5.000 01/01/32 1,566
New York State Urban Development Corp. Revenue Bonds
5,750 5.000 03/15/36 7,593
New York State Urban Development Corp. Revenue Bonds
4,950 4.000 03/15/37 6,009
New York State Urban Development Corp. Revenue Bonds
11,000 5.000 03/15/37 14,463
New York Transportation Development Corp. Revenue Bonds
500 5.000 12/01/27 633
New York Transportation Development Corp. Revenue Bonds
130 5.000 12/01/28 168
New York Transportation Development Corp. Revenue Bonds
145 5.000 12/01/29 192
New York Transportation Development Corp. Revenue Bonds
115 5.000 12/01/30 155
New York Transportation Development Corp. Revenue Bonds
4,090 5.000 12/01/31 5,491
New York Transportation Development Corp. Revenue Bonds
165 5.000 12/01/32 220
New York Transportation Development Corp. Revenue Bonds
2,530 5.000 12/01/33 3,369
New York Transportation Development Corp. Revenue Bonds
255 5.000 12/01/34 339
New York Transportation Development Corp. Revenue Bonds
4,575 5.000 12/01/35 6,063
New York Transportation Development Corp. Revenue Bonds
380 5.000 12/01/36 503
New York Transportation Development Corp. Revenue Bonds
3,320 5.000 12/01/37 4,379
New York Transportation Development Corp. Revenue Bonds
620 5.000 12/01/38 816
Niagara Falls City School District General Obligation Unlimited
(µ) 1,000 5.000 06/15/28 1,280
Niagara Falls City School District General Obligation Unlimited
(µ) 1,735 4.000 06/15/30 2,082
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/30 1,956
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000 12/01/31 1,946
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/32 71
Oneida County Local Development Corp. Revenue Bonds
(µ) 70 4.000 12/01/33 83

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds
(µ) 105 4.000 12/01/34 124
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/35 142
Oneida County Local Development Corp. Revenue Bonds
(µ) 75 4.000 12/01/36 88
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 71
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/38 70
Oneida County Local Development Corp. Revenue Bonds
(µ) 180 3.000 12/01/39 194
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 3.000 12/01/40 129
Oneida County Local Development Corp. Revenue Bonds
(µ) 240 4.000 12/01/49 275
Onondaga County Trust for Cultural Resources Revenue Bonds
375 5.000 12/01/40 490
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000 07/15/34 6,640
Port Authority of New York & New Jersey Revenue Bonds
2,775 5.000 07/15/35 3,670
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000 07/15/36 1,226
Port Authority of New York & New Jersey Revenue Bonds
750 5.250 05/15/42 948
Port Authority of New York & New Jersey Revenue Bonds
175 5.000 11/15/42 216
Port Authority of New York & New Jersey Revenue Bonds
1,700 4.000 09/01/43 2,008
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 150 4.000 08/01/31 187
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 220 4.000 08/01/32 274
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/33 249
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/34 248
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000 08/01/35 248
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 405 4.000 08/01/36 500
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
2,890 4.250 10/01/47 3,187
Sufflok County General Obligation Limited Notes
2,000 2.000 08/19/21 2,002
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000 11/15/28 1,061
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000 11/15/33 6,188
Triborough Bridge & Tunnel Authority Revenue Bonds
(~)(ae)(Ê) 6,375 2.000 05/15/45 6,841
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/29 3,073
Webster Central School District General Obligation Unlimited
1,125 2.000 06/15/27 1,205
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000 05/01/34 1,472
400,188
North Carolina - 1.1%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
(~)(ae)
(Ê) 1,300 5.000 12/01/28 1,692
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
(~)(ae)
(Ê) 1,000 5.000 12/01/31 1,380
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
(~)(ae)(Ê) 325 1.375 05/01/34 337
County of Guilford General Obligation Unlimited
100 5.000 05/01/22 104
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 9,525 5.000 10/01/41 9,837
North Carolina Capital Facilities Finance Agency Revenue Bonds
(ae) 7,500 5.000 10/01/44 8,233
North Carolina Housing Finance Agency Revenue Bonds
3,190 4.250 07/01/47 3,538
North Carolina Medical Care Commission Revenue Bonds
130 4.000 03/01/24 140
North Carolina Medical Care Commission Revenue Bonds
250 4.000 01/01/25 266
North Carolina Medical Care Commission Revenue Bonds
155 4.000 03/01/25 170
North Carolina Medical Care Commission Revenue Bonds
240 4.000 01/01/26 260
North Carolina Medical Care Commission Revenue Bonds
145 5.000 03/01/26 168
North Carolina Medical Care Commission Revenue Bonds
565 5.000 01/01/27 649
North Carolina Medical Care Commission Revenue Bonds
170 5.000 03/01/27 201
North Carolina Medical Care Commission Revenue Bonds
790 5.000 01/01/28 924
North Carolina Medical Care Commission Revenue Bonds
200 5.000 03/01/28 241
North Carolina Medical Care Commission Revenue Bonds
560 5.000 01/01/29 654
North Carolina Medical Care Commission Revenue Bonds
160 4.000 03/01/29 185
North Carolina Medical Care Commission Revenue Bonds
655 5.000 01/01/30 761
North Carolina Medical Care Commission Revenue Bonds
165 4.000 03/01/30 190
North Carolina Medical Care Commission Revenue Bonds
700 5.000 10/01/30 832
North Carolina Medical Care Commission Revenue Bonds
625 5.000 01/01/31 724
North Carolina Medical Care Commission Revenue Bonds
170 4.000 03/01/31 195
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000 11/01/31 2,503

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds
185 4.000 09/01/34 222
North Carolina Medical Care Commission Revenue Bonds
100 4.000 03/01/36 113
North Carolina Medical Care Commission Revenue Bonds
500 5.000 01/01/38 560
North Carolina Medical Care Commission Revenue Bonds
100 4.000 09/01/41 118
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 02/01/24 2,235
North Carolina Turnpike Authority Revenue Bonds
(µ) 1,310 5.000 01/01/28 1,604
State of North Carolina General Obligation Unlimited
5,020 5.000 06/01/27 6,333
45,369
Ohio - 1.8%
American Municipal Power, Inc. Revenue Bonds
875 5.000 02/15/25 1,018
American Municipal Power, Inc. Revenue Bonds
140 5.000 02/15/26 168
American Municipal Power, Inc. Revenue Bonds
175 5.000 02/15/27 216
American Municipal Power, Inc. Revenue Bonds
215 5.000 02/15/28 273
American Municipal Power, Inc. Revenue Bonds
165 5.000 02/15/29 214
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
85 5.000 06/01/34 111
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000 06/01/37 2,417
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,490 5.000 06/01/55 2,928
City of Columbus General Obligation Unlimited
4,685 4.000 04/01/33 5,462
City of Hamilton Electric Revenue Bonds
(µ) 700 4.000 10/01/34 834
City of Hamilton Electric Revenue Bonds
(µ) 730 4.000 10/01/35 869
City of Hamilton Electric Revenue Bonds
(µ) 590 4.000 10/01/36 701
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000 12/01/27 1,193
County of Cuyahoga Certificate of Participation
14,065 5.000 12/01/27 15,661
County of Cuyahoga Certificate of Participation
1,990 5.000 12/01/28 2,209
County of Franklin Revenue Bonds
330 5.250 11/15/40 384
County of Hamilton Revenue Bonds
1,350 5.000 01/01/31 1,545
Cuyahoga County Hospital Revenue Bonds
7,450 5.000 02/15/37 8,777
Cuyahoga Metropolitan Housing Authority Revenue Bonds
450 2.000 12/01/31 460
Elyria City School District General Obligation Unlimited
(µ) 375 4.000 12/01/21 380
Euclid City School District Certificated Participation
(µ) 175 4.000 12/01/30 203
Euclid City School District Certificated Participation
(µ) 185 4.000 12/01/31 213
Euclid City School District Certificated Participation
(µ) 130 4.000 12/01/32 150
Euclid City School District Certificated Participation
(µ) 135 4.000 12/01/33 156
Euclid City School District Certificated Participation
(µ) 110 4.000 12/01/34 127
Euclid City School District Certificated Participation
(µ) 215 4.000 12/01/35 249
Euclid City School District Certificated Participation
(µ) 445 4.000 12/01/36 515
Euclid City School District Certificated Participation
(µ) 380 4.000 12/01/38 439
Hillsdale Local School District Certificate of Participation
(µ) 3,050 4.000 12/01/32 3,744
Miami University Revenue Bonds
450 5.000 09/01/36 452
Middletown City School District General Obligation Unlimited
(ae) 5 5.250 12/01/34 5
Northeast Ohio Medical University Revenue Bonds
50 4.000 12/01/35 59
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875 02/01/26 1,069
Ohio Higher Educational Facility Commission Revenue Bonds
50 5.000 01/01/28 55
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000 07/01/31 637
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000 07/01/33 915
Ohio Higher Educational Facility Commission Revenue Bonds
600 5.000 01/15/34 763
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000 07/01/34 511
Ohio Higher Educational Facility Commission Revenue Bonds
195 5.000 01/15/35 247
Ohio Higher Educational Facility Commission Revenue Bonds
220 5.000 01/15/36 278
Ohio Higher Educational Facility Commission Revenue Bonds
695 4.000 07/01/36 795
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000 07/01/37 685
Ohio Higher Educational Facility Commission Revenue Bonds
830 5.000 01/15/40 1,040
Ohio Housing Finance Agency Revenue Bonds
2,425 4.500 09/01/48 2,698
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 100 3.750 12/01/31 103
State of Ohio Revenue Bonds
3,500 5.000 12/15/22 3,648
State of Ohio Revenue Bonds
2,815 5.000 12/15/23 2,934
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000 07/01/29 2,161

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
United Local School District Certificate of Participation
(µ) 165 4.000 12/01/26 193
United Local School District Certificate of Participation
(µ) 120 4.000 12/01/29 146
United Local School District Certificate of Participation
(µ) 175 4.000 12/01/30 217
United Local School District Certificate of Participation
(µ) 315 4.000 12/01/32 385
United Local School District Certificate of Participation
(µ) 1,200 4.000 12/01/34 1,456
West Carrollton City School District General Obligation Unlimited
1,080 4.000 12/01/21 1,094
74,162
Oklahoma - 0.5%
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000 09/01/31 4,451
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000 06/01/24 928
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/22 1,044
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/26 1,195
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000 08/15/28 2,332
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000 08/15/33 3,695
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250 08/15/43 3,703
Oklahoma Housing Finance Agency Revenue Bonds
1,265 4.750 09/01/48 1,424
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000 04/01/33 1,856
20,628
Oregon - 0.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000 06/15/26 623
City of Portland Sewer System Revenue Bonds
340 5.000 05/01/30 453
Hospital Facilities Authority of Multnomah County Revenue Bonds
(~)(ae)(Ê) 1,130 5.000 03/01/40 1,278
Oregon State Business Development Commission Revenue Bonds
(~)(ae)(Ê) 1,950 2.400 12/01/40 2,032
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/28 64
Oregon State Facilities Authority Revenue Bonds
75 5.000 10/01/29 97
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/35 64
Oregon State Facilities Authority Revenue Bonds
(Þ) 750 5.000 10/01/36 817
Port of Morrow General Obligation Limited
100 4.000 12/01/21 101
State of Oregon General Obligation Unlimited
150 1.250 08/01/27 157
State of Oregon General Obligation Unlimited
120 1.375 08/01/28 125
State of Oregon General Obligation Unlimited
125 1.500 08/01/29 131
State of Oregon General Obligation Unlimited
500 5.000 12/01/31 617
State of Oregon General Obligation Unlimited
2,000 4.000 05/01/39 2,497
State of Oregon General Obligation Unlimited
1,000 4.000 05/01/40 1,244
State of Oregon General Obligation Unlimited
1,010 4.250 06/01/49 1,124
Yamhill County Hospital Authority Revenue Bonds
125 1.750 11/15/26 125
11,549
Pennsylvania - 5.2%
Allegheny County Higher Education Building Authority Revenue Bonds
615 5.000 10/15/21 620
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000 10/15/26 945
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000 10/15/27 991
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000 10/15/28 1,026
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000 04/01/30 1,441
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000 06/01/35 1,178
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/31 2,936
Allentown City School District General Obligation Limited
(µ) 4,385 5.000 02/01/33 5,685
Allentown City School District General Obligation Limited
(µ) 1,000 4.000 02/01/36 1,192
Allentown City School District General Obligation Limited
(µ) 2,250 5.000 02/01/37 2,886
Allentown City School District General Obligation Limited Notes
1,375 1.000 03/31/22 1,375
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/25 57
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/26 59
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/27 60
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/28 62
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 07/01/29 63
Bucks County Industrial Development Authority Revenue Bonds
75 5.000 07/01/30 95
Bucks County Industrial Development Authority Revenue Bonds
330 5.000 10/01/30 378
Bucks County Industrial Development Authority Revenue Bonds
350 5.000 10/01/31 400

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bucks County Industrial Development Authority Revenue Bonds
610 5.000 07/01/33 787
Bucks County Industrial Development Authority Revenue Bonds
535 5.000 07/01/34 688
Bucks County Industrial Development Authority Revenue Bonds
415 5.000 07/01/35 533
Bucks County Industrial Development Authority Revenue Bonds
635 5.000 07/01/36 812
Bucks County Industrial Development Authority Revenue Bonds
1,340 5.000 07/01/37 1,709
Bucks County Industrial Development Authority Revenue Bonds
1,390 5.000 07/01/38 1,769
Bucks County Industrial Development Authority Revenue Bonds
1,440 5.000 07/01/39 1,827
Butler County General Authority Revenue Bonds
(USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,825 1.660 10/01/34 14,471
Chester County Industrial Development Authority Revenue Bonds
1,320 4.000 12/01/37 1,621
Chester County Industrial Development Authority Revenue Bonds
1,500 4.000 12/01/38 1,836
Chester County Industrial Development Authority Special Assessment
(Þ) 275 4.375 03/01/28 310
City of Erie General Obligation Unlimited
(µ) 3,750 3.208 11/15/37 2,354
City of Erie Higher Education Building Authority Revenue Bonds
100 4.000 05/01/36 116
City of Erie Higher Education Building Authority Revenue Bonds
50 4.000 05/01/41 57
City of Lancaster General Obligation Unlimited
(µ) 375 5.000 05/01/27 464
City of Oil General Obligation Unlimited
(µ) 175 4.000 12/01/31 212
City of Oil General Obligation Unlimited
(µ) 190 4.000 12/01/33 228
City of Oil General Obligation Unlimited
(µ) 200 4.000 12/01/34 239
City of Philadelphia Airport Revenue Bonds
1,000 4.000 07/01/35 1,221
City of Philadelphia General Obligation Unlimited
(~)(Ê) 27,285 0.140 08/01/31 27,285
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/33 6,162
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/34 6,148
City of Scranton General Obligation Unlimited
(Þ) 1,815 5.000 09/01/21 1,820
City of Scranton General Obligation Unlimited
(Þ) 1,925 5.000 09/01/22 1,995
City of Wilkes-Barre General Obligation Unlimited
(µ) 1,000 4.000 11/15/38 1,095
City of York General Obligation Unlimited
105 5.000 11/15/24 116
City of York General Obligation Unlimited
955 5.000 11/15/26 1,129
City of York General Obligation Unlimited
1,755 5.000 11/15/27 2,120
Coatesville Area School District Building Authority Revenue Bonds
(µ) 425 5.000 12/01/24 459
Coatesville Area School District Building Authority Revenue Bonds
(µ) 335 5.000 12/01/26 361
Coatesville Area School District Building Authority Revenue Bonds
(µ) 360 5.000 12/01/27 388
Commonwealth Financing Authority Revenue Bonds
(µ) 13,000 4.000 06/01/39 15,052
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000 08/15/23 6,679
County of Luzerne General Obligation Unlimited
(µ) 500 5.000 12/15/27 621
County of Mercer General Obligation Unlimited
(µ) 175 4.000 10/01/30 216
Dauphin County General Authority Revenue Bonds
(Þ) 1,750 4.000 10/15/22 1,777
Dauphin County General Authority Revenue Bonds
(Þ) 700 4.250 10/15/26 766
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,120 5.000 11/01/27 1,233
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,140 5.000 11/01/28 1,255
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,500 5.250 11/01/33 1,660
Delaware Valley Regional Finance Authority Revenue Bonds
(USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 10,090
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000 12/01/28 435
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000 06/01/44 175
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000 06/01/44 348
Latrobe Industrial Development Authority Revenue Bonds
175 5.000 03/01/31 217
Mifflin County School District General Obligation Limited
(µ) 1,000 5.000 09/01/30 1,158
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/37 178
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/38 177
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/39 177
Montgomery County Industrial Development Authority General Obligation
Unlimited
50 4.000 10/01/36 56
Montgomery County Industrial Development Authority General Obligation
Unlimited
50 4.000 10/01/41 56
North Allegheny School District General Obligation Limited
1,000 4.000 05/01/35 1,209
North Penn Water Authority Revenue Bonds
1,190 5.000 11/01/30 1,204
North Pocono School District General Obligation Limited
(µ) 885 4.000 09/15/31 1,068

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Pocono School District General Obligation Limited
(µ) 250 4.000 09/15/32 301
Northampton County General Purpose Authority Revenue Bonds
150 5.000 10/01/31 176
Northern Tioga School District General Obligation Limited
(µ) 650 5.000 04/01/30 804
Pennsylvania Economic Development Financing Authority Revenue Bonds
400 4.000 07/01/33 460
Pennsylvania Economic Development Financing Authority Revenue Bonds
245 4.000 03/15/36 281
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000 04/01/39 1,643
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000 10/15/39 184
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000 10/15/40 184
Pennsylvania Economic Development Financing Authority Revenue Bonds
245 4.000 07/01/41 278
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
(ae) 2,000 6.250 10/01/21 2,019
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,195 6.250 06/01/33 2,765
Pennsylvania Turnpike Commission Revenue Bonds
500 4.000 12/01/36 617
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000 12/01/36 974
Pennsylvania Turnpike Commission Revenue Bonds
675 4.000 12/01/37 830
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000 12/01/38 970
Pennsylvania Turnpike Commission Revenue Bonds
1,375 4.000 12/01/39 1,681
Pennsylvania Turnpike Commission Revenue Bonds
330 4.000 12/01/40 403
Pennsylvania Turnpike Commission Revenue Bonds
630 5.000 12/01/43 791
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,630 5.000 12/01/44 3,380
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250 12/01/44 5,834
Philadelphia Authority for Industrial Development Revenue Bonds
215 5.875 06/15/22 225
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 305 5.000 06/15/25 351
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 660 5.000 06/15/27 796
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 415 5.000 06/15/28 511
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 440 5.000 06/15/29 536
Philadelphia Authority for Industrial Development Revenue Bonds
(µ) 510 5.000 12/01/29 635
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/30 118
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000 01/01/33 2,216
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000 07/01/28 604
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625 07/01/42 1,563
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 375 4.000 09/01/34 456
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 150 5.000 09/01/34 195
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 75 4.000 09/01/35 91
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 265 5.000 09/01/35 343
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/36 1,680
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000 09/01/37 1,676
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,040 5.000 09/01/38 1,338
Reading School District General Obligation Limited
(µ) 785 5.000 03/01/35 955
Reading School District General Obligation Limited
(µ) 720 5.000 03/01/36 874
School District of Philadelphia (The) General Obligation Limited
(µ) 4,445 5.000 09/01/27 5,423
Scranton School District General Obligation Unlimited
(µ) 490 5.000 06/01/32 616
Scranton School District General Obligation Unlimited
(µ) 330 5.000 12/01/33 408
Scranton School District General Obligation Unlimited
(µ) 575 5.000 06/01/34 719
Scranton School District General Obligation Unlimited
(µ) 560 5.000 06/01/36 698
Shenandoah Valley School District General Obligation Unlimited
(µ) 935 4.000 08/01/26 1,088
State Public School Building Authority Revenue Bonds
(ae) 3,030 5.000 04/01/25 3,129
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/28 1,038
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000 06/15/29 1,038
Upper Darby School District General Obligation Limited
(µ) 340 4.000 04/01/40 409
Upper Darby School District General Obligation Limited
(µ) 250 4.000 04/01/43 298
Upper Darby School District General Obligation Limited
(µ) 450 4.000 04/01/46 535
Upper Merion Area School District General Obligation Limited
250 3.000 01/15/40 277
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited
(µ) 530 4.000 09/01/37 591
West Mifflin School District General Obligation Limited
(µ) 1,000 5.000 04/01/28 1,219
West Mifflin School District General Obligation Limited
(µ) 3,045 4.000 04/01/30 3,522
Westmoreland County Industrial Development Authority Revenue Bonds
200 5.000 07/01/27 247
Westmoreland County Industrial Development Authority Revenue Bonds
80 5.000 07/01/28 101

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westmoreland County Industrial Development Authority Revenue Bonds
210 5.000 07/01/29 272
Westmoreland County Industrial Development Authority Revenue Bonds
60 5.000 07/01/30 79
209,033
Puerto Rico - 2.6%
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 505 4.000 07/01/22 520
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,305 5.375 07/01/25 1,336
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,005 5.250 07/01/26 1,034
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 415 4.250 07/01/27 427
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250 07/01/27 1,029
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 635 5.000 07/01/31 653
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 8,670 5.000 07/01/35 8,925
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500 07/01/28 2,095
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,580 5.000 07/01/33 5,819
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
850 5.125 07/01/37 887
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 345 5.000 07/01/31 353
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 1,125 4.500 07/01/36 1,146
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 385 4.000 07/01/23 386
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,218
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 230 4.375 07/01/30 231
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 770 5.250 07/01/22 802
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.500 07/01/26 81
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 950 5.000 07/01/27 976
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 320 5.500 07/01/29 377
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 40 5.500 07/01/31 47
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.250 07/01/32 81
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/33 579
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 360 5.250 07/01/34 402
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,275 5.250 07/01/35 1,386
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 5,135 5.250 07/01/36 5,784
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 500 4.750 07/01/38 508
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/38 272
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250 07/01/41 287
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 1,565 5.500 07/01/27 1,725
Puerto Rico Municipal Finance Agency General Obligation Unlimited
(µ) 3,090 5.000 08/01/27 3,176
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,825 2.953 07/01/27 3,507
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
327 3.071 07/01/29 286
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,495 3.171 07/01/31 2,015
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
10,399 3.450 07/01/33 7,807
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500 07/01/34 11,051
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
26,286 4.329 07/01/40 29,873
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,175 4.550 07/01/40 1,352
105,433
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds
(µ) 500 5.875 06/15/26 502
Providence Public Building Authority Revenue Bonds
(µ) 1,845 4.000 09/15/34 2,167
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000 09/01/22 632
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000 08/15/27 250
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000 05/15/28 2,949
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000 05/15/29 1,471
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 375 5.000 05/15/32 482
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/33 385
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000 05/15/36 382
Rhode Island Health and Educational Building Corp. Revenue Bonds
(µ) 1,750 4.000 05/15/34 2,183
State of Rhode Island General Obligation Unlimited
2,000 4.000 04/01/34 2,394
13,797
South Carolina - 0.9%
Lee County School Facilities, Inc. Revenue Bonds
(µ) 1,050 4.000 12/01/27 1,254

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000 12/01/27 1,434
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000 12/01/28 1,763
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000 12/01/30 1,929
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000 12/01/32 1,976
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000 12/01/33 1,355
Richland County School District No. 2 General Obligation Unlimited
100 5.000 03/01/22 103
South Carolina Economic Development Authority Revenue Bonds
(ae) 3,800 5.250 08/01/30 4,185
South Carolina Economic Development Authority Revenue Bonds
500 4.000 06/01/36 548
South Carolina Public Service Authority Revenue Bonds
3,500 5.000 12/01/30 3,991
South Carolina Public Service Authority Revenue Bonds
2,080 5.000 12/01/31 2,538
South Carolina Public Service Authority Revenue Bonds
200 5.000 12/01/34 228
South Carolina Public Service Authority Revenue Bonds
3,670 5.000 12/01/36 3,726
South Carolina Public Service Authority Revenue Bonds
1,750 4.000 12/01/37 2,105
South Carolina Transportation Infrastructure Bank Revenue Bonds
(USD 1 Month
LIBOR + 0.450%)(ae)(Ê) 2,805 0.517 10/01/21 2,806
South Carolina Transportation Infrastructure Bank Revenue Bonds
(USD 1 Month
LIBOR + 0.450%)(Ê) 40 0.517 10/01/31 41
Spartanburg Regional Health Services District Revenue Bonds
2,100 5.000 04/15/32 2,165
Sumter Two School Facilities, Inc. Revenue Bonds
(µ) 1,360 5.000 12/01/26 1,593
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 500 4.000 06/01/31 615
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 670 4.000 06/01/32 817
35,172
South Dakota - 0.0%
County of Lincoln Revenue Bonds
100 4.000 08/01/41 115
South Dakota Conservancy District Revenue Bonds
730 5.000 08/01/32 938
South Dakota Health & Educational Facilities Authority Revenue Bonds
(~)(ae)(Ê) 500 5.000 07/01/33 561
1,614
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000 10/01/26 697
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000 08/01/35 236
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000 10/01/23 692
City of Memphis General Obligation Limited
2,500 5.000 06/01/28 3,029
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000 07/01/40 811
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000 04/01/29 2,101
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000 10/01/27 1,256
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
200 4.000 10/01/28 240
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
210 4.000 10/01/30 248
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
2,210 5.000 07/01/35 2,665
State of Tennessee General Obligation Unlimited
5,000 5.000 09/01/34 6,281
Tennergy Corp. Natural Gas Revenue Bonds
(~)(ae)(Ê) 2,440 5.000 02/01/50 2,776
Tennergy Corp. Revenue Bonds
(~)(ae)(Ê) 225 4.000 09/01/28 271
Tennessee Housing Development Agency Revenue Bonds
3,485 4.500 07/01/49 3,912
25,215
Texas - 6.4%
Arlington Higher Education Finance Corp. Revenue Bonds
70 4.000 08/15/23 75
Arlington Higher Education Finance Corp. Revenue Bonds
50 5.000 08/15/23 54
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000 08/15/26 1,146
Arlington Higher Education Finance Corp. Revenue Bonds
450 5.000 12/01/27 555
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/28 618
Arlington Higher Education Finance Corp. Revenue Bonds
225 4.000 08/15/32 282
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000 12/01/33 960
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000 12/01/34 795
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000 08/01/23 1,146
Austin Community College District Public Facility Corp. Revenue Bonds
1,115 5.000 08/01/24 1,274
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000 07/15/31 1,929

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000 07/15/33 1,597
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/32 275
Brazoria County Toll Road Authority Revenue Bonds
200 5.000 03/01/33 243
Central Texas Regional Mobility Authority Revenue Bonds
1,695 5.000 01/01/27 2,013
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000 01/01/35 1,390
Central Texas Regional Mobility Authority Revenue Bonds
900 4.000 01/01/36 1,078
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000 01/01/36 1,740
Central Texas Regional Mobility Authority Revenue Bonds
1,735 5.000 01/01/37 2,243
Central Texas Regional Mobility Authority Revenue Bonds
400 5.000 01/01/38 525
Central Texas Regional Mobility Authority Revenue Bonds
500 5.000 01/01/39 655
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000 01/01/40 1,902
Central Texas Turnpike System Revenue Bonds
(µ) 860 1.717 08/15/23 852
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/23 549
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/42 556
City of Arlington Special Tax
(µ) 1,785 5.000 02/15/34 2,171
City of Arlington Special Tax
(µ) 3,795 5.000 02/15/37 4,698
City of Austin Electric Utility Revenue Bonds
2,155 5.000 11/15/39 2,804
City of Celina Special Assessment
125 3.625 09/01/30 130
City of Celina Special Assessment
575 4.800 09/01/37 636
City of Celina Special Assessment
230 4.250 09/01/40 244
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000 07/15/22 1,800
City of Crandall Special Assessment
(Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment
(Þ) 100 4.000 09/15/31 101
City of Donna Revenue Bonds
(µ) 1,090 5.000 02/15/31 1,212
City of El Paso Water & Sewer Revenue Bonds
3,030 5.000 03/01/25 3,405
City of Elgin General Obligation Limited
(µ) 200 4.000 07/15/32 247
City of Elgin General Obligation Limited
(µ) 175 4.000 07/15/34 214
City of Elgin General Obligation Limited
(µ) 280 4.000 07/15/37 340
City of Elgin General Obligation Limited
(µ) 575 4.000 07/15/39 694
City of Elgin General Obligation Limited
(µ) 315 4.000 07/15/40 379
City of Fort Worth Revenue Bonds
2,050 5.250 03/01/36 2,313
City of Fort Worth Water & Sewer System Revenue Bonds
6,045 3.000 02/15/35 6,826
City of Hackberry Revenue Bonds
1,710 4.625 09/01/37 1,909
City of Hackberry Revenue Bonds
1,350 4.500 09/01/38 1,535
City of Houston Airport System Revenue Bonds
1,660 5.000 07/01/30 2,118
City of Houston Airport System Revenue Bonds
1,655 5.000 07/01/32 2,106
City of Houston Combined Utility System  Revenue Bonds
(µ) 5,000 Zero coupon 12/01/28 4,685
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000 09/01/27 1,703
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000 09/01/34 1,541
City of Justin Special Assessment
(Þ) 455 4.125 09/01/23 468
City of Justin Special Assessment
(Þ) 910 4.625 09/01/28 1,021
City of Mesquite Special Assessment Revenue Bonds
(Þ) 290 4.750 09/01/28 330
City of Mesquite Special Assessment Revenue Bonds
(Þ) 595 5.250 09/01/38 699
City of Midlothian Special Assessment
(Þ) 280 2.875 09/15/26 283
City of Mission General Obligation Limited
(µ) 525 5.000 02/15/27 643
City of Mission General Obligation Limited
(µ) 225 5.000 02/15/28 283
City of Mission General Obligation Limited
(µ) 100 5.000 02/15/29 128
City of Princeton Special Assessment
(Þ) 250 2.750 09/01/25 256
City of Princeton Special Assessment
(Þ) 540 4.375 09/01/28 587
City of Princeton Special Assessment
(Þ) 129 3.000 09/01/31 131
City of Round Rock Utility System Revenue Bonds
1,000 5.000 08/01/24 1,141
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000 02/01/26 5,682
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000 02/01/31 1,669
City of San Antonio Electric & Gas Systems Revenue Bonds
(~)(ae)(Ê) 3,835 1.750 02/01/33 4,042
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000 02/01/34 1,379
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000 02/01/34 2,511
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000 02/01/35 1,567

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Temple Tax Allocation
(µ) 225 4.000 08/01/32 270
City of Temple Tax Allocation
(µ) 235 4.000 08/01/34 280
City of Temple Tax Allocation
(µ) 210 4.000 08/01/35 249
City of Temple Tax Allocation
(µ) 200 4.000 08/01/37 237
City of Temple Tax Allocation
(µ) 220 4.000 08/01/39 259
City of Temple Tax Allocation
(µ) 170 4.000 08/01/41 200
Clifton Higher Education Finance Corp. Revenue Bonds
375 4.000 08/15/30 461
Clifton Higher Education Finance Corp. Revenue Bonds
170 5.000 08/15/30 226
Clifton Higher Education Finance Corp. Revenue Bonds
100 5.000 08/15/31 135
Clifton Higher Education Finance Corp. Revenue Bonds
365 3.000 08/15/32 419
Clifton Higher Education Finance Corp. Revenue Bonds
255 3.000 08/15/33 291
Clifton Higher Education Finance Corp. Revenue Bonds
655 3.000 08/15/34 740
Clifton Higher Education Finance Corp. Revenue Bonds
675 3.000 08/15/35 760
Clifton Higher Education Finance Corp. Revenue Bonds
325 3.000 08/15/36 364
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/36 1,771
Clifton Higher Education Finance Corp. Revenue Bonds
725 3.000 08/15/37 809
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/37 1,768
Clifton Higher Education Finance Corp. Revenue Bonds
380 3.000 08/15/38 424
Clifton Higher Education Finance Corp. Revenue Bonds
780 3.000 08/15/39 865
Clifton Higher Education Finance Corp. Revenue Bonds
930 3.000 08/15/40 1,028
Clifton Higher Education Finance Corp. Revenue Bonds
960 3.000 08/15/41 1,058
Clifton Higher Education Finance Corp. Revenue Bonds
1,000 2.375 08/15/46 999
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 3,235 0.933 08/15/35 3,213
County of Kaufman General Obligation Unlimited
500 4.000 02/15/36 603
County of Kaufman General Obligation Unlimited
750 4.000 02/15/37 901
County of Kaufman General Obligation Unlimited
895 4.000 02/15/39 1,070
Dallas Independent School District General Obligation Unlimited
1,590 5.000 08/15/32 1,823
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.000 11/01/24 1,154
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000 11/01/27 3,617
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250 11/01/28 1,114
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250 11/01/29 2,225
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250 11/01/30 1,667
Decatur Hospital Authority Revenue Bonds
1,250 5.250 09/01/29 1,414
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000 10/01/35 413
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000 10/01/36 304
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000 10/01/37 1,213
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000 10/01/38 1,616
Greater Texoma Utility Authority Revenue Bonds
(µ) 170 5.000 10/01/25 201
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375 01/01/33 1,480
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,000 3.000 10/01/40 1,109
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
500 4.000 10/01/41 614
Harris County Toll Road Authority (The) Revenue Bonds
1,500 4.000 08/15/33 1,873
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000 08/15/34 1,245
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000 08/15/35 1,243
Harris County Toll Road Authority (The) Revenue Bonds
1,375 4.000 08/15/36 1,691
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000 11/15/26 1,123
Harris County-Houston Sports Authority Revenue Bonds
750 5.000 11/15/27 842
Harris County-Houston Sports Authority Revenue Bonds
1,445 5.000 11/15/28 1,623
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000 11/15/29 2,545
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000 11/15/32 1,679
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000 08/15/28 1,845
Houston Higher Education Finance Corp. Revenue Bonds
60 3.375 10/01/37 60
Hunt Memorial Hospital District Charitable Health General Obligation Limited
515 5.000 02/15/31 653
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,070 5.000 02/15/32 1,351
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,125 5.000 02/15/33 1,409
Karnes County Hospital District Revenue Bonds
2,020 5.000 02/01/29 2,214
La Joya Independent School District General Obligation Limited
(µ) 1,415 5.000 02/15/26 1,687

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
La Joya Independent School District General Obligation Limited
(µ) 600 5.000 02/15/31 731
La Joya Independent School District General Obligation Limited
(µ) 735 5.000 02/15/33 898
Lake Houston Redevelopment Authority Revenue Bonds
200 5.000 09/01/27 247
Lake Houston Redevelopment Authority Revenue Bonds
270 5.000 09/01/31 356
Lake Houston Redevelopment Authority Revenue Bonds
250 4.000 09/01/36 301
Lake Houston Redevelopment Authority Revenue Bonds
330 3.000 09/01/38 356
Leander Independent School District General Obligation Unlimited
(ae) 625 4.327 08/15/38 300
Leander Independent School District General Obligation Unlimited
(ae) 600 4.625 08/15/43 217
Leander Independent School District General Obligation Unlimited
(ae) 1,425 4.746 08/15/45 458
Lower Colorado River Authority Revenue Bonds
2,000 5.500 05/15/31 2,184
Lubbock Independent School District General Obligation Unlimited
1,000 4.000 02/15/40 1,177
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600 11/01/29 1,248
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 1,300 0.100 08/01/34 1,300
Mitchell County Hospital District General Obligation Limited
105 5.250 02/15/30 114
Mitchell County Hospital District General Obligation Limited
55 5.375 02/15/35 62
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000 09/15/30 1,901
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000 04/01/22 670
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625 04/01/23 193
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 400 5.000 07/01/26 484
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000 04/01/29 559
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 150 4.000 07/01/31 174
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/31 618
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 130 4.000 07/01/32 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 250 5.000 07/01/32 308
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 300 5.000 07/01/33 370
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000 04/01/34 1,956
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000 04/01/35 1,385
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000 07/01/38 614
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000 01/01/31 2,248
North Texas Tollway Authority Revenue Bonds
3,735 5.000 01/01/23 3,992
North Texas Tollway Authority Revenue Bonds
700 5.000 01/01/25 812
North Texas Tollway Authority Revenue Bonds
3,975 5.000 01/01/29 4,579
North Texas Tollway Authority Revenue Bonds
1,000 5.000 01/01/32 1,214
North Texas Tollway Authority Revenue Bonds
1,000 4.000 01/01/33 1,243
North Texas Tollway Authority Revenue Bonds
1,000 4.000 01/01/34 1,238
North Texas Tollway Authority Revenue Bonds
1,000 4.000 01/01/35 1,233
North Texas Tollway Authority Revenue Bonds
1,350 4.000 01/01/36 1,656
North Texas Tollway Authority Revenue Bonds
1,650 4.000 01/01/37 2,015
North Texas Tollway Authority Revenue Bonds
1,250 4.000 01/01/38 1,522
North Texas Tollway Authority Revenue Bonds
1,475 4.000 01/01/40 1,785
North Texas Tollway Authority Revenue Bonds
225 4.000 01/01/41 271
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000 02/01/29 543
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000 02/01/34 2,695
Royse City Special Assessment
(Þ) 155 3.125 09/15/25 159
Royse City Special Assessment
(Þ) 175 4.125 09/15/39 191
Royse City Special Assessment
(Þ) 100 4.125 09/15/40 107
San Antonio Water System Revenue Bonds
(~)(ae)(Ê) 2,000 2.625 05/01/49 2,137
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 40 5.000 09/01/27 49
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 45 5.000 09/01/29 57
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/32 65
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 475 4.000 09/01/33 554
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 1,300 5.000 09/01/33 1,569
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000 09/01/34 64
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 250 4.000 09/01/35 291
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 85 4.000 09/01/36 99
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 800 4.000 09/01/37 926
State of Texas General Obligation Unlimited
(ae) 235 5.000 10/01/21 237

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
2,950 6.250 12/15/26 3,478
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,360 0.670 09/15/27 1,369
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,000 5.000 12/15/22 1,064
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,250 5.000 12/15/23 1,388
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
1,000 5.000 12/15/28 1,284
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
4,000 5.000 12/15/31 5,423
Texas Municipal Power Agency Revenue Bonds
(µ) 790 3.000 09/01/34 855
Texas Municipal Power Agency Revenue Bonds
(µ) 2,900 3.000 09/01/38 3,114
Texas Municipal Power Agency Revenue Bonds
(µ) 1,795 3.000 09/01/40 1,921
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000 12/31/30 390
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,000 4.000 06/30/32 3,668
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
1,450 4.000 12/31/32 1,770
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/33 4,505
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/34 4,491
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000 12/31/36 2,971
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000 12/31/39 595
Texas Public Finance Authority Revenue Bonds
125 5.000 05/01/28 156
Texas Public Finance Authority Revenue Bonds
210 5.000 05/01/29 269
Town of Flower Mound Special Assessment
(Þ) 750 3.250 09/01/31 759
Town of Flower Mound Special Assessment
(Þ) 800 3.500 09/01/36 812
University of Texas Revenue Bonds
1,315 5.000 08/15/26 1,615
Uptown Development Authority Tax Allocation
500 5.000 09/01/31 661
Uptown Development Authority Tax Allocation
50 4.000 09/01/33 60
Uptown Development Authority Tax Allocation
150 3.000 09/01/34 164
Uptown Development Authority Tax Allocation
820 5.000 09/01/35 948
Viridian Municipal Management District General Obligation Unlimited
(µ) 500 6.000 12/01/32 588
Viridian Municipal Management District General Obligation Unlimited
(µ) 995 6.000 12/01/33 1,171
Viridian Municipal Management District Special Assessment
266 3.000 12/01/22 270
Viridian Municipal Management District Special Assessment
250 2.375 12/01/25 255
Viridian Municipal Management District Special Assessment
748 3.750 12/01/27 812
Viridian Municipal Management District Special Assessment
2,013 4.125 12/01/37 2,159
255,448
Utah - 1.0%
Alpine School District General Obligation Unlimited
8,000 5.000 03/15/22 8,245
City of Lehi Sales Tax Revenue Bonds
500 4.000 06/01/33 589
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000 01/15/28 281
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000 09/01/31 253
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/24 111
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/25 113
Utah Infrastructure Agency Revenue Bonds
135 5.000 10/15/26 163
Utah Infrastructure Agency Revenue Bonds
1,505 5.000 10/15/27 1,867
Utah Infrastructure Agency Revenue Bonds
130 5.000 10/15/28 164
Utah Infrastructure Agency Revenue Bonds
4,260 5.000 10/15/29 5,215
Utah Infrastructure Agency Revenue Bonds
155 5.000 10/15/30 193
Utah Infrastructure Agency Revenue Bonds
1,650 5.000 10/15/32 1,989
Utah Infrastructure Agency Revenue Bonds
1,185 4.000 10/15/33 1,395
Utah Infrastructure Agency Revenue Bonds
1,785 5.250 10/15/33 2,171
Utah Infrastructure Agency Revenue Bonds
380 4.000 10/15/34 446
Utah Infrastructure Agency Revenue Bonds
1,000 5.000 10/15/34 1,198
Utah Infrastructure Agency Revenue Bonds
500 4.000 10/15/36 583
Utah Infrastructure Agency Revenue Bonds
1,215 5.000 10/15/40 1,444
Utah State Charter School Finance Authority Revenue Bonds
275 4.000 10/15/26 316
Utah State Charter School Finance Authority Revenue Bonds
285 4.000 10/15/27 335
Utah State Charter School Finance Authority Revenue Bonds
300 4.000 10/15/28 356
Utah State Charter School Finance Authority Revenue Bonds
310 4.000 10/15/29 373
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000 04/15/30 1,221
Utah State Charter School Finance Authority Revenue Bonds
525 4.000 04/15/33 608

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000 10/15/33 1,317
Utah State Charter School Finance Authority Revenue Bonds
460 5.000 04/15/34 566
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000 04/15/35 1,325
Utah State Charter School Finance Authority Revenue Bonds
1,435 4.000 04/15/40 1,686
Utah Transit Authority Revenue Bonds
(µ) 2,000 5.250 06/15/32 2,766
Utah Transit Authority Revenue Bonds
1,860 5.000 12/15/35 2,342
39,631
Vermont - 0.1%
City of Burlington Airport Revenue Bonds
(µ) 335 5.000 07/01/24 366
Vermont Housing Finance Agency Revenue Bonds
1,783 4.750 11/01/48 1,979
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000 10/01/31 1,406
3,751
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue Bonds
2,670 5.000 10/01/25 2,676
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000 10/01/29 2,392
Virgin Islands Public Finance Authority Revenue Bonds
760 6.625 10/01/29 766
Virgin Islands Public Finance Authority Revenue Bonds
(µ) 1,680 5.000 10/01/32 1,753
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,300
8,887
Virginia - 0.7%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000 03/01/26 489
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125 03/01/31 960
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000 11/01/23 3,414
Chesapeake Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 300 1.900 02/01/32 307
Chesapeake Hospital Authority Revenue Bonds
800 4.000 07/01/35 949
Chesapeake Hospital Authority Revenue Bonds
775 4.000 07/01/36 917
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000 07/01/37 1,421
City of Newport News General Obligation Unlimited
255 3.000 02/01/27 289
City of Newport News General Obligation Unlimited
250 3.000 02/01/28 286
City of Newport News General Obligation Unlimited
250 3.000 02/01/29 290
City of Newport News General Obligation Unlimited
250 3.000 02/01/30 292
City of Newport News General Obligation Unlimited
250 3.000 02/01/31 295
City of Newport News General Obligation Unlimited
250 4.000 02/01/32 325
City of Newport News General Obligation Unlimited
250 4.000 02/01/33 330
City of Richmond \Public Utility Revenue Bonds
115 5.000 01/15/22 117
County of Fairfax General Obligation Unlimited
175 4.000 10/01/22 183
County of Fairfax Sewer Revenue Bonds
1,000 4.000 07/15/40 1,249
County of Fairfax Sewer Revenue Bonds
1,000 4.000 07/15/41 1,246
County of Fairfax Sewer Revenue Bonds
1,000 4.000 07/15/42 1,242
Farmville Industrial Development Authority Revenue Bonds
1,255 5.000 01/01/32 1,560
Farmville Industrial Development Authority Revenue Bonds
1,315 5.000 01/01/33 1,630
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 350 1.800 11/01/35 354
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(ae)
(Ê) 175 1.900 11/01/35 180
Norfolk Airport Authority Revenue Bonds
650 4.000 07/01/23 698
Norfolk Airport Authority Revenue Bonds
380 4.000 07/01/25 434
Peninsula Ports Authority Revenue Bonds
(~)(ae)(Ê) 350 1.700 10/01/33 356
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000 12/01/29 1,283
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000 12/01/30 1,322
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000 12/01/31 1,374
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/26 53
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/27 54
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/28 62
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/29 69
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/30 58
Salem Economic Development Authority Revenue Bonds
90 5.000 04/01/31 114

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salem Economic Development Authority Revenue Bonds
35 5.000 04/01/32 44
Salem Economic Development Authority Revenue Bonds
80 5.000 04/01/33 101
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/34 63
Salem Economic Development Authority Revenue Bonds
110 5.000 04/01/35 138
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/36 69
Salem Economic Development Authority Revenue Bonds
125 5.000 04/01/37 156
Salem Economic Development Authority Revenue Bonds
55 4.000 04/01/39 63
Salem Economic Development Authority Revenue Bonds
35 4.000 04/01/40 40
Virginia College Building Authority Revenue Bonds
125 5.000 06/01/22 130
Virginia College Building Authority Revenue Bonds
125 5.000 06/01/23 136
Virginia College Building Authority Revenue Bonds
25 5.000 06/01/28 31
Virginia College Building Authority Revenue Bonds
50 5.000 06/01/29 64
Virginia College Building Authority Revenue Bonds
50 5.000 06/01/30 65
Virginia College Building Authority Revenue Bonds
(Þ) 710 5.250 07/01/30 790
Virginia College Building Authority Revenue Bonds
200 5.000 06/01/31 265
Virginia College Building Authority Revenue Bonds
125 4.000 06/01/36 149
Virginia Commonwealth Transportation Board Revenue Bonds
(ae) 485 4.000 03/15/25 497
Virginia Resources Authority Revenue Bonds
150 5.000 11/01/21 152
Virginia Small Business Financing Authority Revenue Bonds
1,400 4.000 01/01/45 1,590
York County Economic Development Authority Pollution Control Revenue Bonds
(~)(ae)(Ê) 550 1.900 05/01/33 564
29,309
Washington - 1.4%
Auburn School District No. 408 of King & Pierce Counties General Obligation
Unlimited
1,225 4.000 12/01/34 1,464
Auburn School District No. 408 of King & Pierce Counties General Obligation
Unlimited
1,140 4.000 12/01/36 1,361
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000 07/01/35 1,908
City of Seattle Municipal Light & Power Revenue Bonds
1,360 4.000 07/01/36 1,705
City of Seattle Municipal Light & Power Revenue Bonds
1,390 4.000 07/01/37 1,734
City of Seattle Municipal Light & Power Revenue Bonds
1,000 4.000 07/01/39 1,235
County of King Sewer Revenue Bonds
3,085 5.000 01/01/28 3,299
Energy Northwest Revenue Bonds
105 5.000 07/01/22 110
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500 09/01/22 1,036
King County School District No. 210 Federal Way General Obligation Unlimited
2,000 4.000 12/01/35 2,390
King County School District No. 412 Shoreline General Obligation Unlimited
2,000 4.000 12/01/36 2,432
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000 12/01/34 821
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 830 5.000 12/01/30 1,085
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 900 5.000 12/01/31 1,173
Port of Seattle Revenue Bonds
1,285 5.000 03/01/23 1,384
Port of Seattle Revenue Bonds
2,480 5.000 08/01/30 2,598
Spokane Public Facilities District Revenue Bonds
970 5.000 12/01/34 1,130
State of Washington General Obligation Unlimited
7,835 5.000 02/01/25 9,138
State of Washington General Obligation Unlimited
5,205 5.000 07/01/29 6,245
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000 08/15/29 2,783
Washington Health Care Facilities Authority Revenue Bonds
700 5.000 07/01/30 790
Washington Health Care Facilities Authority Revenue Bonds
225 5.000 08/01/35 287
Washington Health Care Facilities Authority Revenue Bonds
535 5.000 08/01/36 682
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/37 362
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/38 362
Washington Health Care Facilities Authority Revenue Bonds
1,625 5.000 10/01/38 2,107
Washington Health Care Facilities Authority Revenue Bonds
(~)(ae)(Ê) 715 5.000 08/01/49 854
Washington State Convention Center Public Facilities District Revenue Bonds
1,295 5.000 07/01/37 1,647
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,500 2.375 01/01/26 1,501
Washington State Housing Finance Commission Revenue Bonds
2,395 4.000 12/01/48 2,634
56,257

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
855 5.000 06/01/35 1,112
State of West Virginia General Obligation Unlimited
1,600 5.000 12/01/36 2,074
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000 01/01/28 2,976
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000 09/01/29 546
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000 09/01/30 610
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000 09/01/31 505
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000 09/01/32 376
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000 01/01/33 289
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000 01/01/34 338
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000 01/01/35 406
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000 01/01/36 834
10,066
Wisconsin - 1.0%
City of Racine Waterworks System Revenue Bonds
(µ) 785 5.000 09/01/28 992
City of Racine Waterworks System Revenue Bonds
(µ) 1,170 5.000 09/01/29 1,472
City of Racine Waterworks System Revenue Bonds
(µ) 1,590 4.000 09/01/37 1,830
Public Finance Authority Revenue Bonds
295 5.000 10/01/24 330
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/26 35
Public Finance Authority Revenue Bonds
125 3.000 12/01/26 135
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/27 36
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/28 36
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/29 36
Public Finance Authority Revenue Bonds
(Þ) 1,250 5.125 11/15/29 1,363
Public Finance Authority Revenue Bonds
860 4.000 01/01/30 991
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/30 42
Public Finance Authority Revenue Bonds
(µ) 45 4.000 07/01/31 53
Public Finance Authority Revenue Bonds
450 4.000 12/01/31 547
Public Finance Authority Revenue Bonds
(µ) 55 4.000 07/01/32 65
Public Finance Authority Revenue Bonds
(µ) 25 4.000 07/01/33 29
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/34 23
Public Finance Authority Revenue Bonds
(Þ) 170 4.500 01/01/35 196
Public Finance Authority Revenue Bonds
(µ) 20 4.000 07/01/35 23
Public Finance Authority Revenue Bonds
335 5.000 07/01/35 438
Public Finance Authority Revenue Bonds
(Þ) 115 5.000 12/01/35 134
Public Finance Authority Revenue Bonds
(µ) 30 4.000 07/01/36 35
Public Finance Authority Revenue Bonds
40 5.000 07/01/36 52
Public Finance Authority Revenue Bonds
(µ) 280 4.000 07/01/37 325
Public Finance Authority Revenue Bonds
310 5.000 07/01/37 402
Public Finance Authority Revenue Bonds
600 4.000 11/15/37 709
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/38 387
Public Finance Authority Revenue Bonds
40 5.000 07/01/38 52
Public Finance Authority Revenue Bonds
(µ) 335 4.000 07/01/39 386
Public Finance Authority Revenue Bonds
40 5.000 07/01/39 52
Public Finance Authority Revenue Bonds
(µ) 35 4.000 07/01/40 40
Public Finance Authority Revenue Bonds
40 5.000 07/01/40 52
Public Finance Authority Revenue Bonds
40 5.000 07/01/41 51
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds
(ae) 5,000 5.000 06/01/26 5,678
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000 07/01/22 6,219
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000 03/15/30 58
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,600 5.000 02/15/32 2,093
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,000 5.000 02/15/33 1,304
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/34 1,807
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 02/15/35 1,804
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,590 4.000 02/15/36 1,905
Wisconsin Health & Educational Facilities Authority Revenue Bonds
640 5.000 07/01/38 762

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.650%)(ae)(Ê) 4,150 0.770 08/15/54 4,184
Wisconsin Rapids School District Revenue Notes
2,750 2.000 01/06/22 2,755
39,918
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625 07/15/39 4,358
Total Municipal Bonds
(cost $3,549,016) 3,766,120
Short-Term Investments - 5.6%
U.S. Cash Management Fund (@) 223,646,192 (∞) 223,601
Total Short-Term Investments
(cost $223,601) 223,601
Total Investments - 99.3%
(identified cost $3,772,617) 3,989,721
Other Assets and Liabilities, Net - 0.7%
28,277
Net Assets - 100.0%
4,017,998

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.5%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102 .62 272
283
Artisan Lakes East Community Development District Special Assessment 06/17/21 605,000 100 .00 605
608
Astonia Community Development District Special Assessment 07/09/21 200,000 100 .00 200
200
Astonia Community Development District Special Assessment 07/09/21 250,000 100 .00 250
250
Babcock Ranch Community Independent Special District Special Assessment 06/09/21 125,000 100 .00 125
125
Babcock Ranch Community Independent Special District Special Assessment 06/09/21 250,000 100 .00 250
252
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100 .00 875
888
California School Finance Authority Revenue Bonds 04/29/21 260,000 102 .14 266
267
California School Finance Authority Revenue Bonds 04/29/21 295,000 103 .10 304
308
California School Finance Authority Revenue Bonds 04/29/21 215,000 107 .83 232
236
California School Finance Authority Revenue Bonds 07/21/21 100,000 117 .13 117
117
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99 .22 2,610
2,937
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 107 .98 378
427
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100 .00 120
139
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98 .51 493
589
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106 .26 1,063
1,193
Celebration Pointe Community Development District Special Assessment 05/16/17 90,000 100 .22 90
91
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99 .29 273
310
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94 .20 4,710
6,686
City of Crandall Special Assessment 06/08/21 50,000 100 .00 50
50
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
101
City of Justin Special Assessment 03/27/18 910,000 100 .00 910
1,021
City of Justin Special Assessment 03/27/18 455,000 100 .00 455
468
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100 .00 595
699
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100 .00 290
330
City of Midlothian Special Assessment 03/24/21 280,000 100 .00 280
283
City of Princeton Special Assessment 04/24/18 540,000 100 .00 540
587
City of Princeton Special Assessment 10/02/20 250,000 101 .58 254
256
City of Princeton Special Assessment 05/25/21 129,000 100 .00 129
130
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 100 .17 1,818
1,820
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 102 .01 1,964
1,995
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100 .00 895
936
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,390,000 100 .00 1,390
1,416
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100 .00 100
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100 .00 100
102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 107 .62 108
115
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100 .42 773
786
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101 .69 693
702
Corkscrew Farms Community Development District Special Assessment 12/13/17 185,000 100 .00 185
202
Corkscrew Farms Community Development District Special Assessment 12/13/17 40,000 100 .00 40
41
Dauphin County General Authority Revenue Bonds 07/13/17 1,750,000 99 .94 1,749
1,777
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100 .00 700
766
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110 .83 1,108
1,222
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99 .18 1,590
1,759
District of Columbia Revenue Bonds 01/29/21 250,000 114 .07 285
300
Downtown Doral South Community Development District Special Assessment 09/10/18 310,000 100 .00 310
319
DW Bayview Community Development District Special Assessment 02/05/21 50,000 100 .00 50
50
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100 .00 60
61
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99 .39 60
64
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99 .82 35
36
East Bonita Beach Road Community Development District Special Assessment 08/29/18 70,000 100 .00 70
72
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99 .82 339
375
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 107 .35 107
113
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112 .15 140
149
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 113 .38 113
120
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 103 .01 232
270
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100 .00 610
611

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 113 .23 113
114
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100 .47 804
957
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100 .71 151
180
Harmony West Community Development District Special Assessment 06/19/18 620,000 100 .00 620
728
Harmony West Community Development District Special Assessment 06/19/18 420,000 100 .00 420
465
Harmony West Community Development District Special Assessment 06/19/18 195,000 100 .00 195
202
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100 .00 140
150
Hills Minneola Community Development District Special Assessment 07/16/20 180,000 100 .00 180
185
Illinois Finance Authority Revenue Bonds 07/01/21 445,000 114 .26 508
513
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 114 .36 343
345
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 114 .74 505
510
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 115 .16 576
580
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 115 .23 392
395
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100 .00 345
367
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100 .00 250
258
Kingman Gate Community Development District Special Assessment 03/03/21 200,000 100 .00 200
202
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 315,000 100 .00 315
326
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 102 .95 309
346
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100 .00 520
595
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99 .49 532
595
Nevada Department of Business & Industry Revenue Bonds 08/31/17 85,000 100 .00 85
86
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 105 .25 358
386
Nevada Department of Business & Industry Revenue Bonds 04/06/18 640,000 100 .00 640
715
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 104 .99 677
715
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105 .10 788
817
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 110 .85 338
351
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 114 .22 754
796
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 114 .63 504
536
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 115 .56 480
511
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100 .32 100
103
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98 .51 1,231
1,363
Public Finance Authority Revenue Bonds 07/17/20 170,000 100 .00 170
196
Public Finance Authority Revenue Bonds 12/03/20 115,000 111 .89 129
134
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99 .50 298
307
Rivers Edge III Community Development District Special Assessment 04/07/21 260,000 99 .69 259
262
Royse City Special Assessment 06/30/20 175,000 102 .88 180
191
Royse City Special Assessment 07/15/20 100,000 100 .00 100
107
Royse City Special Assessment 07/15/20 155,000 100 .00 155
159
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99 .63 125
129
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99 .15 545
607
Tempe Industrial Development Authority Revenue Bonds 12/20/17 855,000 100 .05 855
855
Timber Creek Community Development District Special Assessment 06/20/18 170,000 100 .00 170
176
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100 .00 535
633
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99 .83 399
445
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100 .00 320
330
Town of Flower Mound Special Assessment 02/09/21 750,000 100 .00 750
759
Town of Flower Mound Special Assessment 02/09/21 800,000 100 .00 800
812
V-Dana Community Development District Special Assessment 04/01/21 375,000 100 .00 375
380
V-Dana Community Development District Special Assessment 04/01/21 125,000 99 .38 124
128
Veranda Community Development District II Special Assessment 02/24/21 45,000 100 .00 45
45
Veranda Community Development District II Special Assessment 02/24/21 55,000 100 .00 55
57
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100 .00 120
123
Verano No. 3 Community Development District Special Assessment 04/16/21 100,000 100 .00 100
101
Village Community Development District No. 12 Special Assessment 03/16/18 1,465,000 100 .00 1,465
1,620
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 102 .83 730
790
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100 .00 1,500
1,501
West Villages Improvement District Special Assessment 03/31/21 825,000 100 .00 825 849
62,199

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 1,550 USD 192,890 09/21
(1,184)
United States 10 Year Treasury Note Futures 805 USD 108,235 09/21
(2,176)
United States 10 Year Ultra Treasury Note Futures 116 USD 17,429 09/21 (661)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,021)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 54,28 9 $ — $ — $ 54,28 9
Alaska — 12,58 4 — — 12,58 4
Arizona — 54,92 7 — — 54,92 7
Arkansas — 14,7 8 9 — — 14,7 8 9
California — 292,1 68 — — 292,1 68
Colorado — 106,8 80 — — 106,8 80
Connecticut — 86,02 3 — — 86,02 3
Delaware — 12,569 — — 12,569
District of Columbia — 39,06 4 — — 39,06 4
Florida — 234,88 1 — — 234,88 1
Georgia — 56,44 5 — — 56,44 5
Guam — 66,14 3 — — 66,14 3
Hawaii — 20,101 — — 20,101
Idaho — 18,40 6 — — 18,40 6
Illinois — 547,774 — — 547,774
Indiana — 27,55 7 — — 27,55 7
Iowa — 33,84 9 — — 33,84 9
Kansas — 14,10 5 — — 14,10 5
Kentucky — 36,33 2 — — 36,33 2
Louisiana — 70,399 — — 70,399
Maine — 5,183 — — 5,183
Maryland — 29,11 4 — — 29,11 4
Massachusetts — 42,328 — — 42,328
Michigan — 139,89 1 — — 139,89 1
Minnesota — 11,124 — — 11,124
Mississippi — 40,845 — — 40,845
Missouri — 25,94 5 — — 25,94 5

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Montana — 7,085 — — 7,085
Nebraska — 9,8 49 — — 9,8 49
Nevada — 41,909 — — 41,909
New Hampshire — 21,88 5 — — 21,88 5
New Jersey — 198,6 07 — — 198,6 07
New Mexico — 3,285 — — 3,285
New York — 400,1 88 — — 400,1 88
North Carolina — 45,3 69 — — 45,3 69
Ohio — 74,16 2 — — 74,16 2
Oklahoma — 20,628 — — 20,628
Oregon — 11,54 9 — — 11,54 9
Pennsylvania — 209,03 3 — — 209,03 3
Puerto Rico — 105,43 3 — — 105,43 3
Rhode Island — 13,797 — — 13,797
South Carolina — 35,17 2 — — 35,17 2
South Dakota — 1,61 4 — — 1,61 4
Tennessee — 25,21 5 — — 25,21 5
Texas — 255,44 8 — — 255,44 8
Utah — 39,6 31 — — 39,6 31
Vermont — 3,751 — — 3,751
Virgin Islands — 8,88 7 — — 8,88 7
Virginia — 29,3 09 — — 29,3 09
Washington — 56,25 7 — — 56,25 7
West Virginia — 10,06 6 — — 10,06 6
Wisconsin — 39,91 8 — — 39,91 8
Wyoming — 4,358 — — 4,358
Short-Term Investments — — — 223,601 223,601
Total Investments
$ — $ 3,766,120 $ — $ 223,601 $ 3,989,721
Other Financial Instruments
Liabilities
Futures Contracts (4,021) — — — (4,021)
Total Other Financial Instruments
*
$ (4,021) $ — $ — $ — $ (4,021)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.7%
Australia - 8.2%
APA Group 1,924 13
Atlas Arteria, Ltd. 128,134 591
Aurizon Holdings, Ltd. 225,442 640
AusNet Services(Æ) 74,847 100
Cleanaway Waste Management, Ltd.(Æ) 18,301 34
NEXTDC, Ltd.(Æ) 13,244 125
Qube Holdings, Ltd. 218,452 469
Spark Infrastructure Group 13,858 28
Sydney Airport(Æ) 263,230 1,512
Transurban Group - ADR(Æ) 407,099 4,283
7,795
Austria - 0.1%
Flughafen Wien AG(Æ) 2,742 91
Belgium - 0.1%
Elia System Operator SA 520 61
Brazil - 0.6%
Alupar Investimento SA 17,720 83
CCR SA 119,300 298
Neoenergia SA 6,100 20
Omega Geracao SA(Æ) 11,300 78
Santos Brasil Participacoes SA(Æ) 56,100 98
Transmissora Alianca de Energia
Eletrica SA 1,061 8
585
Canada - 9.3%
AltaGas , Ltd. - ADR 2,366 50
Brookfield Infrastructure Partners, LP 6 —
Canadian National Railway Co. 1,384 150
Canadian Pacific Railway, Ltd. 864 64
Emera , Inc. 8,322 388
Enbridge, Inc. 81,422 3,208
Fortis, Inc. 742 34
Gibson Energy, Inc. 11,939 219
Pembina Pipeline Corp. 58,514 1,934
TC Energy Corp.(Æ) 55,950 2,728
Westshore Terminals Investment Corp. 3,055 53
8,828
China - 2.9%
China Everbright Environment Group,
Ltd. 49,000 27
China Gas Holdings, Ltd. 235,200 729
China Merchants Port Holdings Co., Ltd. 214,269 299
China Resources Gas Group, Ltd. 6,000 37
COSCO SHIPPING Ports, Ltd. 200,000 143
ENN Energy Holdings, Ltd. 8,018 168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guangdong Investment, Ltd. 401,643 563
Jiangsu Expressway Co., Ltd. Class H 550,685 588
Zhejiang Expressway Co., Ltd. Class H 214,000 181
2,735
Denmark - 0.6%
Orsted A/S Class A(Þ) 3,602 536
France - 8.3%
Aeroports de Paris(Æ)(Ñ) 12,267 1,488
Eiffage SA 10,307 1,050
Engie SA 50,270 671
Getlink SE 125,078 2,002
Rubis SCA 18,594 746
Veolia Environnement SA 4,837 159
Vinci SA 16,899 1,787
7,903
Germany - 1.6%
E.ON SE 49,477 609
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 3,722 245
Hamburger Hafen und Logistik AG 2,894 69
RWE AG 9,592 341
Vantage Towers AG 6,382 223
1,487
Guernsey - 0.1%
Cordiant Digital Infrastructure, Ltd.(Æ)
(Þ) 49,646 74
Hong Kong - 0.6%
CK Infrastructure Holdings, Ltd. 21,011 127
CLP Holdings, Ltd. 30,845 318
HKBN, Ltd. 57,500 67
Hong Kong & China Gas Co., Ltd. 44,100 72
584
India - 0.1%
Power Grid Corp. of India, Ltd. 26,506 61
Power Grid Corp. of India, Ltd.(Æ)(Š) 8,835 20
81
Italy - 5.7%
ACEA SpA 638 15
Atlantia SpA (Æ) 149,282 2,712
Enav SpA (Æ)(Þ) 26,386 122
Enel SpA 102,006 942
Hera SpA 58,132 248
Infrastrutture Wireless Italiane SpA (Þ) 76,362 864
Iren SpA - ADR 13,057 40
Italgas SpA 2,136 15
Snam Rete Gas SpA 12,103 73

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terna Rete Elettrica Nazionale SpA 48,908 389
5,420
Japan - 1.0%
East Japan Railway Co. 2,068 138
Japan Airport Terminal Co., Ltd.(Æ) 7,400 320
Kamigumi Co., Ltd. 14,013 297
Kansai Electric Power Co., Inc. (The) 7,700 73
Tokyo Gas Co., Ltd. 7,900 150
978
Mexico - 3.7%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 14,100 86
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 7,192 352
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 17,372 200
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 7,276 835
Grupo Aeroportuario del Sureste SAB de
CV Class B 68,584 1,246
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 1,659 301
Promotora y Operadora de
Infraestructura SAB de CV 67,637 510
Promotora y Operadora de
Infraestructura SAB de CV Class L 1,643 8
3,538
Netherlands - 0.1%
Koninklijke Vopak NV 2,457 104
New Zealand - 1.8%
Auckland International Airport, Ltd.(Æ) 311,501 1,574
Port of Tauranga, Ltd. 39,066 194
1,768
Philippines - 0.3%
Converge ICT Solutions, Inc.(Æ) 149,300 68
International Container Terminal
Services, Inc. 71,845 224
292
Portugal - 0.1%
Energias de Portugal SA 28,101 146
Singapore - 0.3%
NetLink NBN Trust 199,372 144
Parkway Life Real Estate Investment
Trust(Æ)(ö) 18,617 64
Sembcorp Industries, Ltd. 30,700 47
255
Spain - 6.7%
Abertis Infraestructuras SA(Æ)(Š) 90,641 522
Aena SME SA(Æ)(Þ) 27,497 4,379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cellnex Telecom SA(Þ) 5,836 380
Corporacion Acciona Energias
Renovables SA(Æ) 1,637 56
EDP Renovaveis SA 2,017 47
Enagas SA 788 18
Endesa SA - ADR 1,066 26
Ferrovial SA 5,296 157
Iberdrola SA 63,843 770
6,355
Switzerland - 1.8%
Flughafen Zurich AG(Æ) 10,909 1,754
Thailand - 0.0%
Airports of Thailand PCL 9,700 17
United Kingdom - 2.4%
Biffa PLC(Æ)(Þ) 14,913 74
National Grid PLC 19,927 255
National Grid PLC - ADR 1,261 81
Pennon Group PLC 4,019 72
Scottish & Southern Energy PLC 59,553 1,196
Severn Trent PLC Class H 14,908 580
2,258
United States - 41.3%
Alliant Energy Corp. 9,524 557
Ameresco , Inc. Class A(Æ) 776 53
American Electric Power Co., Inc. 5,332 470
American Tower Corp.(ö) 7,973 2,255
American Water Works Co., Inc. 2,428 413
Atmos Energy Corp. 3,355 331
Avista Corp. 3,871 166
Brookfield Renewable Corp. Class A 1,868 79
Casella Waste Systems, Inc. Class A(Æ) 2,555 176
CenterPoint Energy, Inc. 31,496 802
Cheniere Energy, Inc.(Æ) 28,246 2,399
Clearway Energy Operating LLC(Æ) 4,938 142
CMS Energy Corp. 886 55
CoreSite Realty Corp. Class A(ö) 60 8
Crown Castle International Corp.(ö) 2,295 443
CSX Corp. 28,816 931
CyrusOne , Inc.(ö) 4,500 321
Digital Realty Trust, Inc.(ö) 1,962 303
Dominion Energy, Inc. 27,398 2,051
DT Midstream, Inc. 7,929 336
DTE Energy Co. 4,200 493
Duke Energy Corp. 17,382 1,827
Entergy Corp. 3,978 409
Enterprise Products Partners, LP 62,747 1,416

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinix , Inc.(Æ)(ö) 182 149
Essential Utilities, Inc. 5,591 275
Evergy , Inc. 11,183 729
Eversource Energy(Æ) 10,715 924
Evoqua Water Technologies Corp.(Æ) 4,000 132
Exelon Corp. 23,730 1,111
FirstEnergy Corp. 12,349 473
Kansas City Southern 1,213 325
Kinder Morgan, Inc. 74,342 1,292
Macquarie Infrastructure Corp. 11,643 460
Magellan Midstream Partners, LP 16,617 774
NextEra Energy, Inc. 62,560 4,873
NiSource, Inc. 14,673 363
Norfolk Southern Corp. 2,717 701
NorthWestern Corp. 188 12
OGE Energy Corp. 1,138 38
ONEOK, Inc. 7,033 366
Pinnacle West Capital Corp. 3,988 333
Plains GP Holdings, LP Class A(Æ) 15,452 162
Portland General Electric Co. 3,496 171
PPL Corp. 5,149 146
Public Service Enterprise Group, Inc. 5,917 368
Radius Global Infrastructure, Inc. Class
A(Æ) 4,964 76
Republic Services, Inc. Class A 5,779 684
SBA Communications Corp.(ö) 3,336 1,138
Sempra Energy 4,202 549
Southern Co. (The) 14,225 909
Southwest Gas Holdings, Inc. 1,487 104
Targa Resources Corp. 13,182 555
UGI Corp. 1,082 50
Union Pacific Corp. 1,608 352
Waste Connections, Inc. 4,185 530
Waste Management, Inc. 1,652 245
WEC Energy Group, Inc.(Æ) 4,953 466
Williams Cos., Inc. (The) 57,149 1,432
Xcel Energy, Inc. 23,141 1,579
39,282
Total Common Stocks
(cost $66,814) 92,927
Short-Term Investments - 2.1%
United States - 2.1%
U.S. Cash Management Fund(@) 1,983,717 (∞) 1,983
Total Short-Term Investments
(cost $1,983) 1,983
Other Securities - 1.4%
U.S. Cash Collateral Fund(@)(×)
1,317,514
(∞) 1,318
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Other Securities
(cost $1,318) 1,318
Total Investments - 101.2%
(identified cost $70,115) 96,228
Other Assets and Liabilities, Net
- (1.2)%
(1,096)
Net Assets - 100.0%
95,132

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 337
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.8%
Aena SME SA 02/11/15 EUR 27,497 77 .94 2,143
4,379
Biffa PLC 06/19/20 GBP 14,913 2 .61 39
74
Cellnex Telecom SA 03/20/19 EUR 5,836 20 .30 118
380
Cordiant Digital Infrastructure, Ltd. 03/08/21 GBP 49,646 1 .43 71
74
Enav SpA 06/07/17 EUR 26,386 4 .24 112
122
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 76,362 9 .09 694
864
Orsted A/S 08/15/19 DKK 3,602 101 .59 366 536
6,429
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 11 EUR 450 09/21
1
S&P Energy Select Sector Index Futures 6 USD 307 09/21
(22)
S&P Utilities Select Sector Index Futures 10 USD 664 09/21
10
SPI 200 Index Futures 3 AUD 547 09/21 1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (10)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 150 AUD 201 09/15/21 (3)
Bank of New York USD 204 AUD 262 09/15/21 (11)
Bank of New York USD 361 EUR 295 09/15/21 (11)
Citigroup USD 64 CAD 79 08/04/21 —
Royal Bank of Canada USD 204 AUD 262 09/15/21 (10)
Royal Bank of Canada USD 361 EUR 295 09/15/21 (11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (46)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,795 $ —
$ —
$ 7,795
Austria — 91 —
—
91
Belgium — 61 —
—
61

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 585 — —
—
585
Canada 8,828 — —
—
8,828
China — 2,735 —
—
2,735
Denmark — 536 —
—
536
France — 7,903 —
—
7,903
Germany — 1,487 —
—
1,487
Guernsey — 74 —
—
74
Hong Kong — 584 —
—
584
India — 61 20
—
81
Italy — 5,420 —
—
5,420
Japan — 978 —
—
978
Mexico 3,538 — —
—
3,538
Netherlands — 104 —
—
104
New Zealand — 1,768 —
—
1,768
Philippines — 292 —
—
292
Portugal — 146 —
—
146
Singapore — 255 —
—
255
Spain 56 5,777 522
—
6,355
Switzerland — 1,754 —
—
1,754
Thailand — 17 —
—
17
United Kingdom 81 2,177 —
—
2,258
United States 39,282 — —
—
39,282
Short-Term Investments — — — 1,983 1,983
Other Securities — — — 1,318 1,318
Total Investments 52,370 40,015 542 3,301 96,228
Other Financial Instruments
Assets
Futures Contracts 12 — — — 12
Liabilities
Futures Contracts (22) — — — (22)
Foreign Currency Exchange Contracts — (46) — — (46)
Total Other Financial Instruments
*
$ (10) $ (46) $ — $ — $ (56)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 339
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
14,982
Alternative Carriers ................................................................
144
Construction & Engineering ....................................................
3,047
Data Centers ...........................................................................
74
Diversified ..............................................................................
4,544
Electric Utilities .....................................................................
19,806
Environmental & Facilities Services .......................................
1,770
Gas Utilities ............................................................................
2,556
Healthcare ..............................................................................
64
Highways & Railtracks ...........................................................
11,695
Industrial ................................................................................
274
Integrated Telecommunication Services ..................................
1,602
Internet Services & Infrastructure ...........................................
125
Marine Ports & Services .........................................................
1,846
Multi-Utilities .........................................................................
7,791
Oil & Gas Storage & Transportation ........................................
16,925
Railroads ................................................................................
3,301
Renewable Electricity .............................................................
329
Specialized REITs ...................................................................
149
Water Utilities .........................................................................
1,903
Short-Term Investments ..........................................................
1,983
Other Securities ......................................................................
1,318
Total Investments .................................................................... 96,228

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.9%
Australia - 3.7%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 477,484 5,721
Goodman Group(ö) 99,426 1,655
GPT Group (The)(ö) 1,089,834 3,741
Growthpoint Properties Australia, Ltd.(ö) 744,175 2,153
Mirvac Group(ö) 4,685,471 9,850
Scentre Group(ö) 1,445,941 2,771
Vicinity Centres (Æ)(ö) 2,370,389 2,714
Waypoint REIT, Ltd.(Æ)(ö) 956,746 1,848
30,453
Belgium - 1.1%
Aedifica (ö) 37,393 5,358
VGP NV 9,991 2,057
Warehouses De Pauw CVA(ö) 46,922 2,016
9,431
Canada - 2.0%
Allied Properties Real Estate Investment
Trust(ö) 45,643 1,672
Canadian Apartment Properties(ö) 136,010 6,797
Granite Real Estate Investment Trust(ö) 40,815 2,826
RioCan Real Estate Investment Trust(ö) 208,514 3,776
Tricon Capital Group, Inc. 107,671 1,290
16,361
China - 0.2%
ESR Cayman, Ltd.(Æ)(Þ) 349,000 1,228
GDS Holdings, Ltd. - ADR(Æ) 14,950 881
2,109
France - 1.5%
Argan SA(ö) 12,055 1,573
Gecina SA(ö) 24,988 3,968
ICADE(ö) 31,882 2,920
Klepierre SA - GDR(ö) 155,216 3,763
12,224
Germany - 5.0%
alstria office REIT-AG(ö) 256,074 5,424
Deutsche Wohnen SE 93,762 5,856
Instone Real Estate Group AG(Þ) 90,123 2,792
LEG Immobilien AG 15,829 2,505
VIB Vermoegen AG(Æ) 5,080 217
Vonovia SE 373,459 24,897
41,691
Hong Kong - 4.9%
CK Asset Holdings, Ltd. 1,560,000 10,636
Hang Lung Properties, Ltd. - ADR 95,000 246
Hysan Development Co., Ltd. 532,000 2,096
Link Real Estate Investment Trust(ö) 1,081,000 10,343
New World Development Co., Ltd. 551,000 2,616
Sands China, Ltd.(Æ) 436,800 1,495
Sun Hung Kai Properties, Ltd. 537,500 7,703
SUNeVision Holdings, Ltd. 322,000 339
Swire Properties, Ltd. 512,400 1,458
Wharf Holdings, Ltd. (The) 210,000 713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 558,000 3,153
40,798
Japan - 10.1%
Activia Properties, Inc.(ö) 1,579 7,172
Daibiru Corp. 201,900 2,585
Global One Real Estate Investment
Corp.(ö) 2,432 2,807
GLP J-REIT(Æ)(ö) 1,942 3,478
Hulic REIT, Inc.(ö) 2,280 4,032
Invincible Investment Corp.(ö) 6,237 2,451
Japan Prime Realty Investment Corp.(ö) 102 399
Japan Retail Fund Investment Corp.(ö) 3,777 3,953
Keihanshin Building Co., Ltd. 20,600 266
Kenedix Residential Next Investment
Corp.(ö) 265 574
Kenedix Retail REIT Corp.(ö) 1,351 3,750
LaSalle Logiport REIT(ö) 1,975 3,619
Mitsubishi Estate Co., Ltd. 633,900 9,947
Mitsui Fudosan Co., Ltd. 579,600 13,571
Mitsui Fudosan Logistics Park, Inc.
(Æ) (ö) 414 2,318
Mori Trust Hotel REIT, Inc.(ö) 2,743 3,417
Mori Trust Sogo REIT, Inc.(ö) 2,081 3,001
Nippon Accommodations Fund, Inc.(ö) 174 1,065
Nippon Building Fund, Inc.(ö) 524 3,386
Nippon Prologis REIT, Inc.(ö) 114 380
Nippon REIT Investment Corp.(ö) 399 1,653
Orix JREIT, Inc.(ö) 1,233 2,355
Tokyu Fudosan Holdings Corp. 822,600 4,640
United Urban Investment Corp.(ö) 2,006 2,952
83,771
Netherlands - 1.1%
CTP NV(Æ)(Þ) 80,017 1,613
Unibail - Rodamco -Westfield(Æ)(ö) 95,442 7,937
9,550
Singapore - 2.9%
Cambridge Industrial Trust(ö) 1,022,900 336
CapitaLand Integrated Commercial Trust
Class A(ö) 3,609,700 5,727
CapitaLand, Ltd. 2,285,100 6,800
City Developments, Ltd. 274,200 1,385
Frasers Logistics & Commercial Trust(ö) 604,000 677
Keppel DC REIT(ö) 281,200 548
Keppel REIT(ö) 2,534,200 2,244
Mapletree Greater China Commercial
Trust(Æ)(ö) 401,500 299
Mapletree Logistics Trust(Æ)(ö) 1,269,900 1,976
Parkway Life Real Estate Investment
Trust(Æ)(ö) 727,502 2,492
Suntec Real Estate Investment Trust(Æ)
(ö) 1,136,700 1,225
23,709
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 98,385 1,132
Inmobiliaria Colonial Socimi SA(ö) 239,495 2,553

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Neinor Homes SA(Æ)(Þ) 98,428 1,431
5,116
Sweden - 2.9%
Castellum AB 276,962 7,761
Catena AB 30,653 1,841
Fabege AB 305,651 5,303
Fastighets AB Balder Class B(Æ) 103,991 7,191
Wihlborgs Fastigheter AB 71,956 1,676
23,772
United Kingdom - 5.3%
Assura PLC(ö) 3,119,018 3,379
Big Yellow Group PLC(ö) 132,744 2,679
British Land Co. PLC (The)(ö) 1,406,937 9,979
Derwent London PLC(ö) 49,291 2,490
Grainger PLC 713,855 3,009
LondonMetric Property PLC(ö) 676,705 2,339
PRS REIT PLC (The)(ö) 623,858 906
Safestore Holdings PLC(ö) 197,050 2,888
Segro PLC(ö) 550,915 9,322
Tritax EuroBox PLC(Þ) 799,361 1,332
UNITE Group PLC (The)(ö) 203,625 3,275
Workspace Group PLC(ö) 178,510 2,141
43,739
United States - 55.6%
Agree Realty Corp.(ö) 88,300 6,636
Alexandria Real Estate Equities, Inc.(ö) 19,792 3,985
American Homes 4 Rent Class A(ö) 219,243 9,208
Americold Realty Trust(ö) 122,199 4,747
Apartment Income REIT Corp.(ö) 221,249 11,647
Apple Hospitality REIT, Inc.(ö) 254,531 3,805
AvalonBay Communities, Inc.(ö) 66,019 15,041
Boston Properties, Inc.(ö) 96,445 11,321
Boyd Gaming Corp.(Æ) 53,494 3,049
Caesars Entertainment, Inc.(Æ) 16,889 1,475
CoreSite Realty Corp. Class A(ö) 25,636 3,543
Crown Castle International Corp.(ö) 15,279 2,950
CyrusOne , Inc.(ö) 116,435 8,298
Digital Realty Trust, Inc.(ö) 37,711 5,814
Duke Realty Corp.(ö) 164,123 8,351
EastGroup Properties, Inc.(ö) 45,467 8,012
Empire State Realty Trust, Inc. Class
A(ö) 408,408 4,668
EPR Properties(ö) 13,767 692
Equinix , Inc.(Æ)(ö) 20,883 17,133
Equity Residential(ö) 116,919 9,836
Essential Properties Realty Trust, Inc.(ö) 241,330 7,192
Essex Property Trust, Inc.(ö) 31,689 10,397
Extra Space Storage, Inc.(ö) 116,744 20,330
First Industrial Realty Trust, Inc.(ö) 70,340 3,853
Healthcare Trust of America, Inc. Class
A(ö) 103,420 2,957
Healthpeak Properties, Inc.(ö) 314,071 11,611
Highwoods Properties, Inc.(ö) 90,664 4,324
Host Hotels & Resorts, Inc.(Æ)(ö) 408,426 6,506
Howard Hughes Corp. (The)(Æ) 1,424 132
Independence Realty Trust, Inc.(ö) 109,385 2,109
Invitation Homes, Inc.(ö) 134,623 5,476
Jones Lang LaSalle, Inc.(Æ) 19,370 4,311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kimco Realty Corp.(ö) 577,660 12,321
Life Storage, Inc.(Æ)(ö) 80,469 9,444
Medical Properties Trust, Inc.(ö) 427,199 8,984
MGM Growth Properties LLC Class A(ö) 6,347 240
Mid-America Apartment Communities,
Inc.(ö) 59,819 11,551
NetSTREIT Corp.(ö) 91,917 2,385
Omega Healthcare Investors, Inc.(ö) 14,976 543
Park Hotels & Resorts, Inc.(Æ)(ö) 97,595 1,806
Prologis, Inc.(ö) 323,572 41,431
Public Storage(ö) 55,197 17,248
Retail Properties of America, Inc. Class
A(ö) 232,021 2,926
Rexford Industrial Realty, Inc.(ö) 13,064 804
Ryman Hospitality Properties, Inc.(Æ)(ö) 43,102 3,306
Sabra Health Care REIT, Inc.(ö) 8,580 160
SBA Communications Corp.(ö) 5,739 1,957
Simon Property Group, LP(ö) 207,586 26,265
SL Green Realty Corp.(ö) 69,320 5,162
Spirit Realty Capital, Inc.(ö) 53,764 2,700
STAG Industrial, Inc.(ö) 70,425 2,910
STORE Capital Corp.(ö) 35,596 1,288
Sun Communities, Inc.(ö) 92,116 18,065
UDR, Inc.(ö) 233,932 12,864
Ventas, Inc.(ö) 244,942 14,643
VEREIT, Inc.(ö) 191,083 9,357
VICI Properties, Inc.(ö) 313,850 9,789
Weingarten Realty Investors(ö) 87,643 2,821
Welltower , Inc.(ö) 224,664 19,514
Weyerhaeuser Co.(ö) 55,572 1,873
461,766
Total Common Stocks
(cost $601,839) 804,490
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 20,001,218 (∞) 19,997
Total Short-Term Investments
(cost $19,997) 19,997
Total Investments - 99.3%
(identified cost $621,836) 824,487
Other Assets and Liabilities, Net
- 0.7%
5,569
Net Assets - 100.0%
830,056

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
CTP NV 04/06/21 EUR 80,017 18 .53 1,482
1,613
ESR Cayman, Ltd. 11/20/19 HKD 349,000 2 .26 788
1,228
Instone Real Estate Group AG 03/28/19 EUR 90,123 24 .08 2,170
2,792
Neinor Homes SA 05/31/21 EUR 98,428 13 .66 1,345
1,431
Tritax EuroBox PLC 09/12/19 GBP 799,361 1 .31 1,140 1,332
8,396
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 283 USD 11,745 09/21
239
FTSE/EPRA Europe Index Futures 140 EUR 3,448 09/21
97
Hang Seng Index Futures 8 HKD 10,359 08/21
17
MSCI Singapore Index Futures 28 SGD 1,010 08/21
13
S&P/TSX 60 Index Futures 3 CAD 727 09/21
3
SPI 200 Index Futures 6 AUD 1,095 09/21
3
TOPIX Index Futures 14 JPY 266,700 09/21 (53)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 319
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 367 USD 277 09/15/21 8
Bank of America AUD 1,093 USD 846 09/15/21 44
Bank of America CAD 480 USD 387 09/15/21 3
Bank of America CAD 946 USD 781 09/15/21 23
Bank of America EUR 380 USD 453 09/15/21 2
Bank of America EUR 458 USD 543 09/15/21 (1)
Bank of America EUR 589 USD 702 09/15/21 3
Bank of America EUR 633 USD 747 09/15/21 (5)
Bank of America EUR 4,603 USD 5,614 09/15/21 150
Bank of America HKD 1,641 USD 211 09/15/21 —
Bank of America HKD 2,759 USD 355 09/15/21 —
Bank of America HKD 12,978 USD 1,673 09/15/21 2
Bank of America HKD 13,017 USD 1,678 09/15/21 2
Bank of America JPY 4,345 USD 40 08/02/21 —
Bank of America JPY 37,750 USD 343 09/15/21 (2)
Bank of America JPY 46,351 USD 422 09/15/21 (1)
Bank of America JPY 61,416 USD 556 09/15/21 (4)
Bank of America JPY 369,569 USD 3,378 09/15/21 8
Bank of America SGD 1,097 USD 828 09/15/21 19
Bank of New York USD 424 AUD 546 09/15/21 (23)
Bank of New York USD 345 CAD 417 09/15/21 (11)
Bank of New York USD 2,394 EUR 1,957 09/15/21 (71)
Bank of New York USD 696 HKD 5,403 09/15/21 (1)
Bank of New York USD 1,430 JPY 156,177 09/15/21 (6)
Bank of New York USD 362 SGD 479 09/15/21 (9)

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 343
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 268 AUD 360 09/15/21 (3)
Citigroup USD 422 AUD 546 09/15/21 (22)
Citigroup USD 84 CAD 105 08/04/21 —
Citigroup USD 345 CAD 417 09/15/21 (11)
Citigroup USD 389 CAD 488 09/15/21 2
Citigroup USD 2,218 EUR 1,870 09/15/21 2
Citigroup USD 2,390 EUR 1,957 09/15/21 (67)
Citigroup USD 686 HKD 5,329 09/15/21 —
Citigroup USD 696 HKD 5,403 09/15/21 (1)
Citigroup USD 1,401 JPY 153,773 09/15/21 1
Citigroup USD 1,427 JPY 156,177 09/15/21 (3)
Citigroup USD 362 SGD 479 09/15/21 (8)
Citigroup JPY 21,940 USD 200 09/15/21 —
JPMorgan Chase USD 422 AUD 546 09/15/21 (22)
JPMorgan Chase USD 345 CAD 417 09/15/21 (11)
JPMorgan Chase USD 2,389 EUR 1,957 09/15/21 (65)
JPMorgan Chase USD 696 HKD 5,403 09/15/21 (1)
JPMorgan Chase USD 1,426 JPY 156,177 09/15/21 (2)
JPMorgan Chase USD 362 SGD 479 09/15/21 (8)
Royal Bank of Canada USD 424 AUD 546 09/15/21 (23)
Royal Bank of Canada USD 345 CAD 417 09/15/21 (11)
Royal Bank of Canada USD 490 EUR 414 09/15/21 1
Royal Bank of Canada USD 2,395 EUR 1,957 09/15/21 (71)
Royal Bank of Canada USD 696 HKD 5,403 09/15/21 (1)
Royal Bank of Canada USD 240 JPY 26,519 09/15/21 1
Royal Bank of Canada USD 1,431 JPY 156,177 09/15/21 (6)
Royal Bank of Canada USD 212 SGD 288 09/15/21 1
Royal Bank of Canada USD 362 SGD 479 09/15/21 (8)
Royal Bank of Canada AUD 1,088 USD 841 09/15/21 42
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (164)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 30,453 $ —
$ —
$ 30,453
Belgium — 9,431 —
—
9,431
Canada 16,361 — —
—
16,361
China 881 1,228 —
—
2,109
France — 12,224 —
—
12,224
Germany — 41,691 —
—
41,691
Hong Kong — 40,798 —
—
40,798
Japan — 83,771 —
—
83,771
Netherlands — 9,550 —
—
9,550
Singapore — 23,709 —
—
23,709
Spain — 5,116 —
—
5,116
Sweden — 23,772 —
—
23,772
United Kingdom — 43,739 —
—
43,739
United States 461,766 — —
—
461,766

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Global Real Estate Securities Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 19,997 19,997
Total Investments 479,008 325,482 — 19,997 824,487
Other Financial Instruments
Assets
Futures Contracts 372 — — — 372
Foreign Currency Exchange Contracts — 314 — — 314
Liabilities
Futures Contracts (53) — — — (53)
Foreign Currency Exchange Contracts — (478) — — (478)
Total Other Financial Instruments
*
$ 319 $ (164) $ — $ — $ 155
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
339
Diversified ..............................................................................
262,364
Healthcare ..............................................................................
69,641
Industrial ................................................................................
80,431
Internet Services & Infrastructure ...........................................
881
Lodging/Resorts ......................................................................
24,989
Manufactured Homes ..............................................................
18,065
Office ......................................................................................
70,262
Regional Malls ........................................................................
26,265
Residential ..............................................................................
122,492
Retail ......................................................................................
2,714
Self Storage .............................................................................
52,589
Shopping Centers ....................................................................
56,325
Specialized REITs ...................................................................
17,133
Short-Term Investments ................................................................
19,997
Total Investments .................................................................... 824,487

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 38.8%
Corporate Bonds and Notes - 10.1%
Aircastle , Ltd.
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.410%)
(Ê)(ƒ)(Þ) 80 81
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.868%)
(Ê)(ƒ) 261 273
Series C
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.481%)
(Ê)(ƒ) 395 411
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 1,301 1,230
American Express Co.
3.550% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.854%)
(Ê)(ƒ) 520 523
American International Group, Inc.
8.175% due 05/15/58 (USD 3
Month LIBOR + 4.195%)(Ê) 350 519
Series A-9
5.750% due 04/01/48 (USD 3
Month LIBOR + 2.868%)(Ê) 108 123
ams AG
0.875% due 09/28/22 1,200 1,165
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 629 635
5.375% due 10/15/23 650 654
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.266%)
(Ê)(Þ) 122 127
Ares Capital Corp.
4.625% due 03/01/24 1,097 1,187
Ares Management Corp.
4.125% due 06/30/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.237%)
(Ê)(Þ) 130 131
Assurant, Inc.
7.000% due 03/27/48 (USD 3
Month LIBOR + 4.135%)(Ê)(Ñ) 210 244
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.186%)
(Ê) 95 102
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.898%)(Ê)(ƒ) 569 639
Series FF
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.931%)(Ê)(ƒ) 356 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series X
6.250% due 09/29/49 (USD 3
Month LIBOR + 3.705%)(Ê)(ƒ) 573 633
Series Z
6.500% due 12/31/49 (USD 3
Month LIBOR + 4.174%)(Ê)(ƒ) 145 163
Benefitfocus , Inc.
1.250% due 12/15/23 (Ñ) 549 512
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 549 565
CalAmp Corp.
2.000% due 08/01/25 542 498
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.157%)
(Ê)(ƒ) 192 198
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.971%)
(Ê)(ƒ) 423 472
Series H
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.079%)(Ê)(ƒ) 451 470
Series I
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.168%)
(Ê)(ƒ) 790 825
Citigroup, Inc.
5.950% due 07/31/49 (USD 3
Month LIBOR + 4.068%)(Ê)(ƒ) 268 282
5.900% due 12/29/49 (USD 3
Month LIBOR + 4.230%)(Ê)(ƒ)(Ñ) 250 262
3.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.417%)
(Ê)(ƒ) 530 542
Series P
5.950% due 12/31/49 (USD 3
Month LIBOR + 3.905%)(Ê)(ƒ) 305 336
Series T
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.517%)(Ê)(ƒ) 160 185
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.313%)
(Ê)(ƒ)(Ñ) 129 144
CMS Energy Corp.
4.750% due 06/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.116%)
(Ê) 127 143
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.660%)(Ê)(ƒ) 330 370

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colony Capital, Inc.
5.000% due 04/15/23 1,300 1,327
Comerica, Inc.
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.291%)
(Ê)(ƒ) 116 129
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3
Month LIBOR + 3.680%)(Ê)(ƒ)(Þ) 300 331
Depository Trust & Clearing Corp. (The)
Series D
3.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.606%)
(Ê)(ƒ)(Þ) 250 254
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.783%)
(Ê)(ƒ) 80 90
DISH Network Corp.
2.375% due 03/15/24 1,380 1,333
DocuSign, Inc.
0.000% due 01/15/24 445 474
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.993%)
(Ê)(ƒ) 125 134
Duke Energy Corp.
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.388%)
(Ê)(ƒ) 155 165
Edison International
Series A
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.698%)
(Ê)(ƒ) 295 299
Energy Transfer Operating, LP
Series H
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.694%)
(Ê)(ƒ) 180 185
Energy Transfer, LP
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ) 33 34
Enstar Finance LLC
5.750% due 09/01/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.468%)
(Ê) 225 240
Equitable Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.736%)
(Ê)(ƒ) 250 271
Exantas Capital Corp.
4.500% due 08/15/22 525 518
EZCORP, Inc.
2.375% due 05/01/25 564 497
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.415%)
(Ê)(ƒ)(Þ) 275 300
FireEye, Inc.
Series B
1.625% due 06/01/35 1,608 1,594
Flexion Therapeutics, Inc.
3.375% due 05/01/24 157 139
GA Global Funding Trust Secured
4.700% due 10/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.796%)
(Ê)(Þ) 260 265
General Electric Co.
Series D
3.449% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 140 137
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.623%)
(Ê)(ƒ)(Ñ) 115 126
Series T
3.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.969%)
(Ê)(ƒ) 120 122
Series U
3.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.915%)
(Ê)(ƒ) 214 215
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,078 1,067
Greenlight Capital, Inc.
4.000% due 08/01/23 644 615
Haemonetics Corp.
3.545% due 03/01/26 1,326 1,130
Hartford Financial Services Group, Inc.
Series ICON
2.281% due 02/12/47 (USD 3
Month LIBOR + 2.125%)(Ê)(Þ) 225 217
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 275 262
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 348 372
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 21
Huntington Bancshares, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.945%)(Ê)(ƒ) 20 23
Series G
4.450% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.045%)
(Ê)(ƒ) 123 132
ILFC E-Capital Trust I
3.660% due 12/21/65 (~)(Ê)(Þ) 210 173
Innoviva , Inc.
2.125% due 01/15/23 1,127 1,159
Invacare Corp.
5.000% due 11/15/24 126 120
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 1,273 1,168
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ) 303 320
Series HH
4.600% due 12/31/99 (SOFR +
3.125%)(Ê)(ƒ) 56 58
Series KK
3.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.850%)
(Ê)(ƒ) 410 414
Series S
6.750% due 01/29/49 (USD 3
Month LIBOR + 3.780%)(Ê)(ƒ) 294 325
Series U
6.125% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 175 191
Series X
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 300 327
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 838 887
Land O'Lakes, Inc.
7.250% due 12/31/99 (~)(Ê)(ƒ)(Þ) 185 199
LendingTree , Inc.
0.500% due 07/15/25 1,220 1,099
Liberty Broadband Corp.
1.250% due 09/30/50 700 710
2.750% due 09/30/50 295 317
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 195 203
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,196 1,167
Limelight Networks, Inc.
3.500% due 08/01/25 476 424
Macquarie Infrastructure Corp.
2.000% due 10/01/23 924 919
Markel Corp.
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.662%)
(Ê)(ƒ) 125 139
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 100 140
MetLife, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 04/08/38 (Þ) 325 497
10.750% due 08/01/39 171 295
MFA Financial, Inc.
6.250% due 06/15/24 1,442 1,466
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,042 1,368
MicroStrategy , Inc.
5.340% due 02/15/27 446 330
Momo , Inc.
1.250% due 07/01/25 (Þ) 247 206
New Mountain Finance Corp.
5.750% due 08/15/23 1,079 1,137
New Relic, Inc.
0.500% due 05/01/23 972 969
NIO, Inc.
3.084% due 02/01/26 228 199
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 748 780
NuVasive , Inc.
0.375% due 03/15/25 (Þ) 48 46
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 396 347
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.815%)
(Ê) 125 131
Patrick Industries, Inc.
1.000% due 02/01/23 92 104
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,341 1,350
Precigen , Inc.
3.500% due 07/01/23 792 663
Prudential Financial, Inc.
5.375% due 05/15/45 (USD 3
Month LIBOR + 3.031%)(Ê) 161 178
Series XW7
5.200% due 03/15/44 (USD 3
Month LIBOR + 3.040%)(Ê) 450 486
Quotient Technology, Inc.
1.750% due 12/01/22 415 417
Radius Health, Inc.
3.000% due 09/01/24 518 468
Redwood Trust, Inc.
4.750% due 08/15/23 629 631
Regions Financial Corp.
Series D
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.430%)
(Ê)(ƒ) 90 101
Retrophin , Inc.
2.500% due 09/15/25 153 130
RWT Holdings, Inc.
5.750% due 10/01/25 920 935
SBL Holdings LLC
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.620%)
(Ê)(ƒ)(Þ) 210 208

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.580%)
(Ê)(ƒ)(Þ) 215 218
Sempra Energy
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.550%)
(Ê)(ƒ) 435 475
SmileDirectClub LLC
5.967% due 02/01/26 357 275
South Jersey Industries, Inc.
5.020% due 04/15/31 100 107
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.915%)
(Ê) 254 259
Series B
4.000% due 01/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.733%)
(Ê) 265 280
Splitrock Services, Inc.
5.500% due 02/28/24 525 438
Starwood Property Trust, Inc.
4.375% due 04/01/23 814 868
Stride, Inc.
1.125% due 09/01/27 162 148
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,289 1,256
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.202%)
(Ê)(ƒ) 240 249
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Þ) 228 219
Theravance Biopharma, Inc.
3.250% due 11/01/23 148 137
Tilray , Inc.
5.000% due 10/01/23 1,040 1,014
Triarco Industries LLC
5.875% due 08/01/37 322 296
Truist Financial Corp.
Series M
5.125% due 12/31/99 (USD 3
Month LIBOR + 2.786%)(Ê)(ƒ) 245 263
Series N
4.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.003%)
(Ê)(ƒ) 126 134
Series P
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.605%)
(Ê)(ƒ) 123 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Q
5.100% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.349%)(Ê)(ƒ) 185 213
Veeco Instruments, Inc.
2.700% due 01/15/23 716 712
Vishay Intertechnology , Inc.
2.250% due 06/15/25 321 336
Wells Fargo & Co.
5.950% due 12/15/36 190 269
Series B
7.950% due 11/15/29 114 159
Series BB
3.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.453%)
(Ê)(ƒ) 877 910
Series U
5.875% due 12/31/49 (USD 3
Month LIBOR + 3.990%)(Ê)(ƒ) 194 220
Western Digital Corp.
1.500% due 02/01/24 (Þ) 934 964
62,525
International Debt - 4.4%
AXA SA
8.600% due 12/15/30 55 83
6.379% due 12/29/49 (USD 3
Month LIBOR + 2.256%)(Ê)(ƒ)(Þ) 200 280
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.192%)
(Ê)(ƒ) 200 218
Banco Santander SA
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.989%)(Ê)(ƒ) 200 220
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.753%)
(Ê)(ƒ) 400 408
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.036%)
(Ê)(ƒ)(Þ) 400 431
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.551%)
(Ê)(ƒ) 195 214
Barclays PLC
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.867%)
(Ê)(ƒ) 200 223
8.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.672%)
(Ê)(ƒ) 200 227

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Beazley Insurance Designated Activity
Co.
5.500% due 09/10/29 200 224
BNP Paribas SA
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 500 584
6.625% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.149%)(Ê)
(ƒ)(Þ) 200 217
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.980%)(Ê)
(ƒ)(Þ) 200 241
BP Capital Markets PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.036%)
(Ê)(ƒ) 350 374
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.398%)
(Ê)(ƒ) 609 671
Clovis Oncology, Inc.
1.250% due 05/01/25 377 272
CNP Assurances
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.183%)
(Ê)(ƒ) 200 214
Commerzbank AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.228%)
(Ê)(ƒ) 200 217
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 200 226
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 400 486
6.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.319%)(Ê)
(ƒ)(Þ) 200 224
Credit Suisse Group AG
7.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.108%)
(Ê)(ƒ) 400 417
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.889%)
(Ê)(ƒ)(Þ) 200 210
6.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.822%)
(Ê)(ƒ)(Þ) 500 555
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 400 451
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 400 433
Ctrip.com International, Ltd.
1.250% due 09/15/22 458 435
Danske Bank A/S
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.387%)
(Ê)(ƒ) 200 204
Deutsche Bank AG
Series #
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.524%)
(Ê)(ƒ) 200 210
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3
Month LIBOR + 5.440%)(Ê) 632 739
Enbridge, Inc.
6.250% due 03/01/78 (USD 3
Month LIBOR + 3.641%)(Ê) 244 272
Series 16-A
6.000% due 01/15/77 (USD 3
Month LIBOR + 3.890%)(Ê) 297 330
Series 20-A
5.750% due 07/15/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.314%)
(Ê) 412 465
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3
Month LIBOR + 4.370%)(Ê)(ƒ) 250 276
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 27
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.000%)
(Ê)(Þ) 200 207
Hope Bancorp, Inc.
2.000% due 05/15/38 1,213 1,167
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 184
HSBC Holdings PLC
6.375% due 03/19/24 (USD ICE
Swap Rate NY 5 Year Rate +
3.705%)(Ê) 200 219

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 200 221
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.649%)
(Ê)(ƒ) 200 205
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 228
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)
(Ê)(ƒ) 400 447
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.342%)
(Ê)(ƒ) 200 221
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 229
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 153
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.080%)
(Ê) 200 217
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 456 457
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)
(Ê)(ƒ) 200 226
6.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.815%)
(Ê)(ƒ) 200 230
Luminex Corp.
3.000% due 05/15/25 793 792
Macquarie Bank, Ltd.
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.703%)(Ê)
(ƒ)(Þ) 200 219
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)
(Ê)(Þ) 200 226
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)
(Ê)(ƒ) 200 236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.100%)
(Ê)(ƒ) 200 205
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 222
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 300 335
Nordea Bank AB
6.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.110%)
(Ê)(ƒ)(Þ) 200 230
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.035%)
(Ê)(ƒ) 200 214
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê) 406 453
5.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.513%)
(Ê)(ƒ)(Þ) 200 220
Scentre Group Trust 2
4.750% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.379%)
(Ê)(Þ) 300 320
5.125% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.685%)
(Ê)(Þ) 300 323
SFL Corp., Ltd.
4.875% due 05/01/23 430 423
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ) 200 236
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Þ) 400 445
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.514%)
(Ê)(ƒ)(Þ) 200 216
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 400 454
Standard Chartered PLC
7.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.301%)(Ê)
(ƒ)(Þ) 200 207

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 200 218
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.805%)
(Ê)(ƒ)(Þ) 200 205
Sumitomo Life Insurance Co.
3.375% due 04/15/81 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.747%)
(Ê)(Þ) 200 208
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.048%)
(Ê)(ƒ) 200 213
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 390 433
Series 16-A
5.875% due 08/15/76 (USD 3
Month LIBOR + 4.640%)(Ê) 598 669
UBS Group AG
3.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.098%)
(Ê)(ƒ)(Þ) 200 202
5.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.855%)
(Ê)(ƒ) 200 219
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)
(Ê)(ƒ) 400 458
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 440
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)
(Ê)(ƒ) 200 222
VIVAT NV
6.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.174%)(Ê)(ƒ) 200 211
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 130 162
Series NC10
4.125% due 06/04/81 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.767%)
(Ê) 260 262
Weibo Corp.
1.250% due 11/15/22 (Þ) 469 446
WisdomTree Investments, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/15/26 422 403
27,057
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š)
(Æ)
(Ø)
112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š)
(Æ)
(Ø)
137 —
—
Mortgage-Backed Securities - 21.2%
Fannie Mae
4.500% due 2049 21 22
5.000% due 2049 49 54
30 Year TBA(Ï)
2.000% 12,000 12,241
2.500% 6,000 6,246
3.000% 4,000 4,184
4.000% 32,000 34,203
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 307 66
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 1,610 304
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (USD 1
Month LIBOR + 6.000%)(Ê) 190 3
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,110 211
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,126 268
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (-1 x USD 1
Month LIBOR + 6.450%)(Ê) 465 90
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 543 21
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 450 25
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 996 191
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 1,036 217
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 477 14

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 151 5
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,081 217
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 464 23
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 649 115
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 1,161 288
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 670 113
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 675 125
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,927 343
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 1,506 309
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 1,471 206
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 2,780 558
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 530 54
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,607 372
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,785 512
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,664 299
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 265 2
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 812 65
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 231 9
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 2,504 418
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 934 154
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 502 41
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,430 244
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 561 62
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,224 181
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 2,217 451
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,083 352
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,807 528
Series 2018-73 Class MS
Interest Only STRIP
6.032% due 10/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,452 708
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49 1,300 233
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,336 207
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49 800 43
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 909 42
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 916 72
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,709 274
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,822 271
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,253 256
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,176 335

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,173 341
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 858 211
Series 2019-83 Class QS
Interest Only STRIP
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 2,148 407
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 5,148 635
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 3,415 644
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,521 760
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 3,070 413
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 2,819 342
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 2,398 352
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 5,645 593
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 1,370 252
Series 2021-25 Class IJ
Interest Only STRIP
3.500% due 05/25/51 5,462 426
Series 2021-25 Class IT
Interest Only STRIP
4.000% due 05/25/51 5,012 483
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39 1,073 177
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40 769 138
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 936 150
Freddie Mac
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,716 395
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 35 —
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (USD 1
Month LIBOR + 6.650%)(Ê) 642 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 761 32
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,253 451
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 905 101
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 824 169
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 127 2
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 247 19
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42 513 82
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 579 64
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,254 40
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 1,973 341
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 251 12
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 650 77
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43 513 40
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44 428 37
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 562 68
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45 913 202
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 665 95
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 538 14
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 895 161

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 377 24
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,713 302
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 595 62
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 708 63
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 (Š) 31 —
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 328 26
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 288 19
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 725 55
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,032 185
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 431 34
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,545 271
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48 1,439 248
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,431 437
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,090 529
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 1,150 187
Series 2020-4949 Class IO
Interest Only STRIP
4.000% due 01/25/50 3,259 490
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 2,554 434
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,810 331
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,351 258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 2,660 337
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 2,840 475
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,206 257
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,484 727
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 5,047 707
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 3,130 458
Series 2020-5019 Class IP
Interest Only STRIP
3.000% due 10/25/50 4,857 610
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,249 676
Series 2020-5049 Class AI
Interest Only STRIP
4.500% due 12/25/50 3,132 547
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 3,443 514
Series 2020-5065 Class MI
Interest Only STRIP
3.500% due 01/25/51 1,999 318
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 4,579 621
Series 2021-5080 Class IQ
Interest Only STRIP
3.500% due 04/25/50 3,501 498
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 5,089 626
Ginnie Mae II
3.500% due 2049 74 80
5.000% due 2049 130 143
5.500% due 2049 26 30
5.000% due 2050 45 50
30 Year TBA(Ï)
4.000 1,000 1,058
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 567 91
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 3,163 591
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 1,283 204

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,400 126
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,117 46
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,496 79
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,912 344
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 277 11
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (USD 1
Month LIBOR + 4.850%)(Ê) 3,195 449
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 1,226 215
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 260 41
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 1,305 203
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 5,191 186
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 5,846 310
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 750 27
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,651 410
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 354 44
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,864 238
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 550 89
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,363 52
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 1,006 56
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 19 3
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 264 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,069 261
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,417 263
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 594 13
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 846 166
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 1,449 155
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,245 224
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 1,672 113
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 3,909 237
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 3,667 216
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 490 71
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44 1,522 167
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 769 125
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 563 61
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41 284 4
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44 57 —
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 241 4
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 537 41
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 784 44
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,223 60
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 904 158
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 1,883 355

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,042 115
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 498 29
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,379 93
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,115 147
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 977 75
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,220 72
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 2,032 101
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46 752 101
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 1,002 162
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 649 47
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 633 49
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 2,179 135
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,053 169
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46 1,005 182
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 4,762 285
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 1,784 87
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,819 125
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 2,614 218
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 2,364 93
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 3,871 286
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 2,126 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê) 6,835 563
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 1,649 118
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 5,346 435
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 1,784 162
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,934 181
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 3,102 289
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 304 18
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,069 104
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,428 393
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 384 69
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,542 262
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 514 97
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 1,316 57
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 390 79
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 427 37
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 1,080 241
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 375 14
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 494 39
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 565 81
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 712 120
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 850 62

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 1,750 301
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 547 96
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 298 56
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 1,233 111
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 4,062 323
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 6,410 610
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 5,858 590
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 2,341 281
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê) 1,226 130
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 8,244 724
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 5,699 547
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,171 399
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 6,666 428
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 1,951 173
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 3,581 306
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê) 1,084 114
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,244 400
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 3,007 218
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 6,430 450
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê) 1,152 66
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 2,063 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,710 282
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,195 250
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 5,400 398
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 8,294 555
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 3,040 213
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 4,576 331
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê) 4,458 298
Series 2017-H16 Class IO
Interest Only STRIP
1.905% due 08/20/67 (~)(Ê) 3,027 290
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 3,160 302
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 1,292 155
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 3,308 326
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 3,570 275
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 9,578 1,004
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,832 264
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê) 3,348 352
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 7,200 466
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 5,948 658
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,056 199
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 4,051 373
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,646 297
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,994 353

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,604 242
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,992 463
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 2,467 388
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 140 9
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,315 100
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 1,667 198
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 1,447 145
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,743 199
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 4,988 364
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 2,787 278
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê) 3,462 360
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 4,552 319
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 3,903 241
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 1,840 182
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê) 5,254 306
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê) 2,651 253
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,082 237
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 6,484 636
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 4,025 252
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 2,352 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 2,846 228
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,292 179
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,960 496
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,698 274
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 118 13
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 1,641 213
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,683 338
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,058 547
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 98 14
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,490 405
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,586 318
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 1,693 220
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,328 167
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 4,188 178
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 3,971 207
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 4,623 223
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 4,602 537
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 316 44

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 2,625 179
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/01/50 1,503 180
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1
Month LIBOR + 6.000%)(Ê) 3,075 553
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 4,774 581
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 2,402 470
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,154 496
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 2,024 264
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 16,841 780
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 2,149 168
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,577 443
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,948 506
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,505 584
Series 2021-77 Class IL
Interest Only STRIP
3.000% due 07/20/50 2,058 138
Series 2021-77 Class SM
Interest Only STRIP
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,859 310
Series 2021-78 Class IP
Interest Only STRIP
3.000% due 05/20/51 5,738 412
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 4,115 338
131,660
Non-US Bonds - 3.1%
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ) EUR 200 280
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 1,060 211
10.000% due 01/01/25 BRL 1,690 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.000% due 01/01/27 BRL 1,959 393
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 840,000 1,166
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 101,000 30
7.500% due 08/26/26 COP 5,531,400 1,516
7.750% due 09/18/30 COP 173,500 47
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ) EUR 200 241
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 3,670 161
Series 97
0.450% due 10/25/23 CZK 58,730 2,671
Dominican Republic Government
International Bond
8.000% due 06/11/28 (Þ) DOP 300 6
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 100 134
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ) EUR 200 243
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23 HUF 87,000 317
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36 IDR 10,280,000 791
Series FR73
8.750% due 05/15/31 IDR 17,670,000 1,429
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 1,640 86
Series M
8.000% due 12/07/23 MXN 32,430 1,703
7.750% due 11/23/34 MXN 5,161 273
Peruvian Government International Bond
6.950% due 08/12/31 PEN 1,500 386
Series REGS
5.700% due 08/12/24 PEN 650 172
6.900% due 08/12/37 PEN 2,716 638
6.850% due 02/12/42 PEN 270 62
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25 PHP 9,900 206
Republic of South Africa Government
International Bond
Series 2048
8.750% due 02/28/48 ZAR 4,010 230
Series R214
6.500% due 02/28/41 ZAR 17,320 788
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 830 212
4.750% due 02/24/25 RON 1,415 363
Series 15YR
5.800% due 07/26/27 RON 1,000 275

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Bank of Canada
3.650% due 11/24/81 (Canadian
Government Bonds 5 Year Note +
2.665%)(Ê) CAD 200 160
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 141,331 1,965
Series 6230
7.700% due 03/16/39 RUB 6,600 97
Thailand Government International Bond
2.000% due 12/17/22 THB 15,733 489
3.625% due 06/16/23 THB 6,250 201
3.850% due 12/12/25 THB 5,203 179
3.580% due 12/17/27 THB 7,920 277
UniCredit SpA
4.450% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.606%)(Ê)(ƒ) EUR 200 241
VIVAT NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.463%)(Ê)(ƒ) EUR 200 273
19,251
Total Long-Term Investments
(cost $238,821) 240,493
Common Stocks - 45.9%
Consumer Discretionary - 5.8%
adidas AG
2,330
846
Aisin Seiki Co., Ltd.
21,400
866
Amazon.com, Inc.(Æ)
191
636
Aoyama Trading Co., Ltd.(Æ)
25,600
164
B&M European Value Retail SA
12,122
93
Barnes & Noble Education, Inc.(Æ)
190,762
1,593
Boyd Gaming Corp.(Æ)
3,274
187
Caesars Entertainment, Inc.(Æ)
1,350
118
Caleres , Inc.
105,096
2,599
Carrols Restaurant Group, Inc.(Æ)
295,524
1,451
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Cie Generale des Etablissements
Michelin SCA Class B
405
66
Citizen Watch Co., Ltd.
163,700
641
City Developments, Ltd.
15,900
80
Comcast Corp. Class A
3,037
179
Comet Holding AG
1,644
539
Costco Wholesale Corp.
333
143
Davide Campari-Milano NV(Æ)
47,708
672
Dechra Pharmaceuticals PLC
18,634
1,286
Del Taco Restaurants, Inc.(Æ)
86,996
740
Dollar General Corp.
438
102
Dollar Tree, Inc.(Æ)
677
68
DR Horton, Inc.
676
65
Fortune Brands Home & Security, Inc.
866
84
Fossil Group, Inc.(Æ)
97,942
1,236
Games Workshop Group PLC
2,904
459
Garmin, Ltd.
840
132
Gentex Corp.
2,206
75
Genuine Parts Co.
438
56
Grand Canyon Education, Inc.(Æ)
833
77
H&R Block, Inc.
98,870
2,426
Hermes International
80
122
Home Depot, Inc. (The)
724
238
Honda Motor Co., Ltd.
78,200
2,501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
J Front Retailing Co., Ltd.
71,600
603
Kering
1,330
1,194
Komeri Co., Ltd.
28,100
682
K's Holdings Corp.
18,900
223
LKQ Corp.(Æ)
2,005
102
LVMH Moet Hennessy Louis Vuitton
SE - ADR
132
106
MIPS AB
4,919
518
Moncler SpA
15,621
1,076
Nike, Inc. Class B
656
110
Nissan Motor Co., Ltd.(Æ)
67,200
389
NVR, Inc.(Æ)
10
52
On the Beach Group PLC(Æ)(Þ)
104,743
473
Pernod Ricard SA
2,773
612
Persimmon PLC Class A
1,811
73
Pou Chen Corp. Class B
49,000
62
PulteGroup, Inc.
1,630
89
Sands China, Ltd.(Æ)
26,800
92
Santos Brasil Participacoes SA(Æ)
100,800
175
SEB SA
316
53
SGS SA
17
55
SMART Global Holdings, Inc.(Æ)
47,058
2,204
Sumitomo Electric Industries, Ltd.
130,100
1,849
Swatch Group AG (The)
1,442
94
Swatch Group AG (The) Class B
187
62
Takashimaya Co., Ltd.
29,500
305
Target Corp.
726
190
Teleperformance - GDR
3,930
1,658
TJX Cos., Inc. (The)
1,317
91
Tractor Supply Co.
326
59
United Arrows, Ltd.
16,000
278
Wacoal Holdings Corp.
15,700
358
Walmart, Inc.
516
74
Walt Disney Co. (The)(Æ)
589
104
Xebio Holdings Co., Ltd.
21,000
192
Yamada Denki Co., Ltd.
188,600
890
35,687
Consumer Staples - 2.1%
Adecoagro SA(Æ)
80,146
766
Ajinomoto Co., Inc.
12,100
308
Ambev SA
35,900
115
Astarta Holding NV
19,130
237
Carrefour SA
12,964
241
Clorox Co. (The)
427
77
Colruyt SA
1,711
97
CVS Health Corp.
1,059
87
Dino Polska SA(Æ)(Þ)
9,549
764
Estee Lauder Cos., Inc. (The) Class A
215
72
First Resources, Ltd.
509,600
512
General Mills, Inc.
2,030
119
Golden Agri-Resources, Ltd.
6,929,120
1,176
HelloFresh SE(Æ)
12,609
1,183
Henkel AG & Co. KGaA
473
43
Hormel Foods Corp.
1,234
57
ICA Gruppen AB
846
42
Ingredion, Inc.
446
39
Japan Tobacco, Inc.
116,100
2,270
JM Smucker Co. (The)
878
115
Kao Corp.
7,500
451
Kernel Holding SA
46,554
644

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kirin Holdings Co., Ltd.
110,100
2,015
Koninklijke Ahold Delhaize NV
4,146
129
Lenta PLC - GDR(Æ)
112,968
360
L'Oreal SA
130
60
NH Foods, Ltd.
10,800
437
North West Co., Inc. (The)
1,843
54
PepsiCo, Inc.
345
54
Procter & Gamble Co. (The)
1,699
242
PZ Cussons PLC
18,265
64
Russel Metals, Inc.
4,296
121
Saputo, Inc. - ADR
1,555
45
Stock Spirits Group PLC
22,055
79
13,075
Energy - 2.1%
Cenovus Energy, Inc.
98,569
822
Chevron Corp.
823
84
China Petroleum & Chemical Corp.
Class H
180,000
82
China Shenhua Energy Co., Ltd. Class H
157,500
299
Crescent Point Energy Corp.(Ñ)
56,445
206
Denison Mines Corp.(Æ)
145,547
157
Exxon Mobil Corp.
1,668
96
Fission Uranium Corp.(Æ)
493,461
214
Formosa Petrochemical Corp.
15,000
52
Gazprom PJSC
654,126
2,549
GS Holdings Corp.
3,211
119
Japan Petroleum Exploration Co., Ltd.
9,100
151
NAC Kazatomprom JSC - GDR
40,218
1,002
NexTier Oilfield Solutions, Inc.(Æ)
378,199
1,445
ONEOK, Inc.
2,566
133
Range Resources Corp.(Æ)
60,932
928
Schneider Electric SE
343
57
SM Energy Co.
140,965
2,637
Southwestern Energy Co.(Æ)
198,616
935
Targa Resources Corp.
9,324
393
Williams Cos., Inc. (The)
20,814
521
12,882
Financial Services - 11.6%
3i Group PLC
7,211
128
Activia Properties, Inc.(ö)
41
186
Aedifica (ö)
1,316
189
AerCap Holdings NV(Æ)
21,306
1,129
Aflac, Inc.
2,194
121
Allianz SE
392
98
Allied Properties Real Estate Investment
Trust(ö)
6,714
246
alstria office REIT-AG(ö)
9,699
205
American Tower Corp.(ö)
405
115
Americold Realty Trust(ö)
7,896
307
Apartment Income REIT Corp.(ö)
4,914
259
Apple Hospitality REIT, Inc.(ö)
172,135
2,573
Argan SA(ö)
675
88
Assicurazioni Generali SpA
5,103
102
Assura PLC(ö)
165,594
179
Axis Capital Holdings, Ltd.
46,308
2,356
Big Yellow Group PLC(ö)
8,111
164
BlackRock, Inc. Class A
117
101
Blucora , Inc.(Æ)
67,224
1,133
Bridgepoint Group PLC(Æ)
40,971
276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British Land Co. PLC (The)(ö)
38,792
275
Brixmor Property Group, Inc.(ö)
76,282
1,756
Canadian Apartment Properties(ö)
1,657
83
CapitaLand Mall Trust Class A(ö)
116,088
184
CapitaLand, Ltd.
26,700
79
Castellum AB
7,339
206
Catena AB
1,669
100
CBRE Group, Inc. Class A(Æ)
2,121
205
Charles Schwab Corp. (The)
1,452
99
Charter Hall Group - ADR(ö)
28,643
343
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Life Insurance Co., Ltd.
101,000
95
Chubb, Ltd.
554
93
CK Asset Holdings, Ltd.
42,500
290
Commerce Bancshares, Inc.
890
63
Credit Saison Co., Ltd.
88,100
1,049
CTP NV(Æ)(Þ)
5,015
101
Curo Group Holdings Corp.
67,802
1,069
CyrusOne , Inc.(ö)
5,971
426
Daibiru Corp.
18,600
238
Dai-ichi Life Holdings, Inc.
92,300
1,705
Deutsche Wohnen SE
1,411
88
Digital Realty Trust, Inc.(ö)
1,993
307
Duke Realty Corp.(ö)
9,469
482
Dundee Corp. Class A
60,021
82
Emerald Holding, Inc.(Æ)
179,092
707
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
311,592
67
Equinix , Inc.(Æ)(ö)
461
378
Equities AB
21,777
1,052
ESR Cayman, Ltd.(Æ)(Þ)
22,200
78
Essex Property Trust, Inc.(ö)
1,695
556
Etalon Group PLC - GDR
197,688
325
Extra Space Storage, Inc.(ö)
4,734
824
EZCORP, Inc. Class A(Æ)
192,335
1,100
Fastighets AB Balder Class B(Æ)
3,021
209
Fidelity National Financial, Inc.
870
39
First Foundation, Inc.
73,058
1,722
FirstRand, Ltd.
21,917
81
Franklin Resources, Inc.
4,121
122
Gjensidige Forsikring ASA
2,709
62
GLP J-REIT(Æ)(ö)
129
231
Goodman Group(ö)
6,154
102
Granite Real Estate Investment Trust(ö)
1,202
83
Great-West Lifeco , Inc.
4,350
131
Hachijuni Bank, Ltd. (The)
52,700
171
Healthcare Trust of America, Inc. Class
A(ö)
7,247
207
Healthpeak Properties, Inc.(ö)
18,832
696
Highwoods Properties, Inc.(ö)
3,576
171
Hirogin Holdings, Inc.
42,000
226
HomeStreet , Inc.
32,284
1,217
Host Hotels & Resorts, Inc.(Æ)(ö)
21,332
340
iA Financial Corp., Inc.
1,048
58
ICADE(ö)
1,609
147
IG Group Holdings PLC
6,752
84
Instone Real Estate Group AG(Þ)
5,431
168
Interactive Brokers Group, Inc. Class A
1,101
68
InterRent Real Estate Investment
Trust(ö)
8,196
118
Invincible Investment Corp.(ö)
338
133

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invitation Homes, Inc.(ö)
7,726
314
Japan Retail Fund Investment Corp.(ö)
173
181
Jones Lang LaSalle, Inc.(Æ)
1,754
390
JPMorgan Chase & Co.
1,421
216
Kasikornbank PCL
23,300
73
Keppel DC REIT(ö)
42,400
83
Keppel REIT(ö)
109,000
97
Kimco Realty Corp.(ö)
13,636
291
Klepierre SA - GDR(ö)
9,517
231
Korean Reinsurance Co.
21,445
178
LEG Immobilien AG
854
135
Link Real Estate Investment Trust(ö)
37,930
363
London Stock Exchange Group PLC
8,125
846
LondonMetric Property PLC(ö)
30,911
107
LSR Group PJSC
25,878
269
LX Holdings Corp.(Æ)
1,079
10
M&T Bank Corp.
440
59
Manulife Financial Corp.
4,876
94
MasterCard, Inc. Class A
215
83
Medical Properties Trust, Inc.(ö)
11,936
251
Merck & Co., Inc.
1,596
123
Mirvac Group(ö)
185,380
390
Mitsubishi Estate Co., Ltd.
164,100
2,575
Mitsubishi UFJ Financial Group, Inc.
196,100
1,039
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
47,700
260
Mitsui Fudosan Co., Ltd.
19,400
454
Mitsui Fudosan Logistics Park, Inc.(ö)
16
90
Monmouth Real Estate Investment Corp.
(Æ)
5,484
139
Moscow Exchange MICEX-RTS PJSC
129,697
307
MS&AD Insurance Group Holdings, Inc.
21,000
649
Neinor Homes SA(Æ)(Þ)
6,577
96
Nippon Building Fund, Inc.(ö)
32
207
Nishi-Nippon Financial Holdings, Inc.
25,200
142
NMI Holdings, Inc. Class A(Æ)
167,846
3,697
NN Group NV
2,090
104
Nomura Holdings, Inc.
104,900
524
North Pacific Bank, Ltd.
88,100
188
Northern Trust Corp.
525
59
Orix JREIT, Inc.(ö)
30
57
Park Hotels & Resorts, Inc.(Æ)(ö)
5,036
93
Parkway Life Real Estate Investment
Trust(Æ)(ö)
45,900
157
Partners Group Holding AG
788
1,347
Picton Property Income, Ltd. (The)(ö)
66,859
85
Popular, Inc.
38,695
2,816
Principal Financial Group, Inc.
476
30
Progressive Corp. (The)
1,263
120
Prologis, Inc.(ö)
7,456
955
Prosperity Bancshares, Inc.
1,011
69
Prosus NV(Æ)
8,098
719
Public Storage(ö)
4,087
1,277
Raymond James Financial, Inc.
670
87
Rexford Industrial Realty, Inc.(Æ)
6,300
165
RMR Group, Inc. (The) Class A
37,222
1,461
Ruentex Development Co., Ltd.
45,000
101
Safestore Holdings PLC(ö)
13,643
200
Savills PLC
9,660
154
Sberbank of Russia PJSC
168,110
704
Schroders PLC
1,626
83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Segro PLC(ö)
25,514
432
Simon Property Group, LP(ö)
6,286
795
SP Plus Corp.(Æ)
60,966
1,999
Sprott , Inc.
14,598
538
Standard Life Aberdeen PLC(Æ)
18,874
74
Sumitomo Mitsui Banking Corp.
69,900
2,356
Sumitomo Mitsui Trust Holdings, Inc.
52,200
1,715
Summit Industrial Income REIT(ö)
4,485
68
Sun Communities, Inc.(ö)
2,233
438
Sun Hung Kai Properties, Ltd.
30,500
437
Sun Life Financial, Inc.
1,380
72
T. Rowe Price Group, Inc.
529
108
Target Healthcare REIT PLC(ö)
45,857
79
Tokyu Fudosan Holdings Corp.
16,800
95
Travelers Cos., Inc. (The)
291
43
Tritax Big Box REIT PLC(ö)
65,565
192
Truist Financial Corp.
1,489
81
Turkiye Halk Bankasi AS(Æ)
539,138
294
UDR, Inc.(ö)
13,658
751
Unibail - Rodamco -Westfield(Æ)(ö)
1,114
93
United Urban Investment Corp.(ö)
82
121
Ventas, Inc.(ö)
10,669
638
VEREIT, Inc.(ö)
11,632
570
VGP NV
552
114
VICI Properties, Inc.(Ñ)(ö)
3,873
121
Visa, Inc. Class A
368
91
Vonovia SE
11,208
747
VTB Bank PJSC
410,510,000
273
Welltower , Inc.(ö)
4,184
363
Weyerhaeuser Co.(ö)
3,242
109
Wharf Real Estate Investment Co., Ltd.
27,000
153
Wihlborgs Fastigheter AB
3,604
84
Workspace Group PLC(ö)
6,775
81
Yellow Cake PLC(Æ)(Þ)
86,825
339
Zurich Insurance Group AG
150
60
71,564
Health Care - 2.7%
Abbott Laboratories
840
102
AbbVie, Inc.
1,531
178
AddLife AB Class B
19,194
641
Agilent Technologies, Inc.
709
109
Ambu A/S Class B(Ñ)
16,539
612
Amgen, Inc.
333
80
Anthem, Inc.(Æ)
129
50
Bristol-Myers Squibb Co.
2,059
140
Cellavision AB
9,782
515
Chemed Corp.
122
58
ChemoMetec A/S
5,294
849
Cigna Corp.
262
60
Edwards Lifesciences Corp.(Æ)
531
60
Evotec SE(Æ)
20,692
859
H.U. Group Holdings, Inc.
16,800
437
Henry Schein, Inc.(Æ)
1,049
84
Humana, Inc.
99
42
Intuitive Surgical, Inc.(Æ)
61
60
Japan Lifeline Co., Ltd.
51,200
645
Johnson & Johnson
1,567
270
KYORIN Holdings, Inc.
42,400
690
Lantheus Holdings, Inc.(Æ)
58,302
1,526
Lifco AB(Æ)
20,410
599

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lonza Group AG
947
737
Medtronic PLC
696
91
Novartis AG
1,237
114
Novo Nordisk A/S Class B
14,001
1,297
Organon & Co.
159
5
Orion OYJ Class B
1,879
80
Pfizer, Inc.
2,009
86
PolyPeptide Group AG(Æ)(Þ)
5,176
564
Regeneron Pharmaceuticals, Inc.(Æ)
83
48
ResMed , Inc.
235
64
Roche Holding AG
264
102
Sawai Group Holdings Co., Ltd.
14,400
616
Siemens Healthineers AG(Þ)
12,297
813
Sonova Holding AG
179
70
Straumann Holding AG
310
575
Stryker Corp.
336
91
Suzuken Co., Ltd.
12,900
374
Takeda Pharmaceutical Co., Ltd.
50,400
1,675
Thermo Fisher Scientific, Inc.
219
118
Toho Holdings Co., Ltd.
25,100
422
UnitedHealth Group, Inc.
439
181
Universal Health Services, Inc. Class B
617
99
West Pharmaceutical Services, Inc.
171
70
16,958
Materials and Processing - 7.1%
AddTech AB Class B
32,046
666
Akzo Nobel NV
694
86
Artemis Gold, Inc.(Æ)
75,256
377
Asahi Glass Co., Ltd.
4,400
189
BASF SE
1,528
120
Bear Creek Mining Corp.(Æ)
110,946
137
Brenntag AG
925
92
Cameco Corp. Class A
110,995
1,976
Carel Industries SpA (Þ)
12,965
309
CCL Industries, Inc. Class B
1,095
63
Centerra Gold, Inc.
225,146
1,810
Cornerstone Building Brands, Inc.(Æ)
87,833
1,477
Fastenal Co.
996
55
Ferguson PLC
521
73
Formosa Chemicals & Fibre Corp.
34,000
100
Fresnillo PLC
47,689
542
Gabriel Resources, Ltd.(Æ)
1,655,929
358
Geberit AG
74
61
Getlink SE
36,616
586
Gold Fields, Ltd. - ADR
49,222
485
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
33,548
138
Hokuetsu Corp.
67,200
375
IAMGOLD Corp.(Æ)
35,669
98
IMI PLC
4,791
117
Impala Platinum Holdings, Ltd.
5,436
98
International Tower Hill Mines, Ltd.(Æ)
97,110
98
ITT, Inc.
932
91
Ivanhoe Mines, Ltd. Class A(Æ)
101,226
751
JFE Holdings, Inc.
104,900
1,285
Koninklijke DSM NV
4,810
970
Kuraray Co., Ltd.
63,100
586
Lanxess AG
10,943
793
LG Corp. Class H
2,226
183
Linde PLC(Æ)
389
120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MHP SE - GDR
98,982
537
Mosaic Co. (The)
88,959
2,778
New Gold, Inc.(Æ)
131,852
216
Newcrest Mining, Ltd.
116,623
2,273
NexGen Energy, Ltd.(Æ)(Ñ)
278,237
1,175
Nippon Steel Corp.
137,200
2,398
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
419,503
182
NOVAGOLD Resources, Inc.(Æ)
41,672
326
NSK, Ltd.
75,300
622
Pan American Silver Corp.
16,583
466
Polyus PJSC - GDR
11,176
1,077
PPG Industries, Inc.
594
97
Reliance Steel & Aluminum Co.
390
61
Rio Tinto PLC
1,756
150
Royal Gold, Inc.
2,348
285
Seabridge Gold, Inc.(Æ)(Ñ)
66,375
1,202
Sika AG
1,701
599
Simcorp SA - ADR
2,858
397
Sonoco Products Co.
487
31
Stella-Jones Corp.
1,717
62
Toray Industries, Inc.
127,700
842
Trane Technologies PLC
423
86
Tronox Holdings PLC Class A
209,626
3,864
Turquoise Hill Resources, Ltd.(Æ)(Ñ)
164,656
2,750
Univar Solutions, Inc. - ADR(Æ)
88,931
2,182
Valvoline, Inc.
76,861
2,358
Venator Materials PLC(Æ)
248,939
789
Watsco , Inc.
317
90
Western Copper & Gold Corp.(Æ)
59,283
114
Wheaton Precious Metals Corp.
15,033
694
Yara International ASA
2,913
153
44,121
Producer Durables - 6.4%
3M Co.
786
156
ABB, Ltd.
2,714
99
Adecco Group AG
983
59
Aena SME SA(Æ)(Þ)
6,555
1,044
Aeroports de Paris(Æ)
1,752
213
Air Transport Services Group, Inc.(Æ)
56,991
1,379
Altus Group, Ltd.
1,640
77
Ametek , Inc.
518
72
AO Smith Corp.
1,297
91
Atlantia SpA (Æ)
14,916
271
Atlas Copco AB(Æ)
1,443
98
Auckland International Airport, Ltd.(Æ)
96,074
485
Canadian National Railway Co.
1,305
142
Canadian Pacific Railway, Ltd.
1,213
90
CH Robinson Worldwide, Inc.
804
72
Chicony Electronics Co., Ltd.
35,000
101
Cintas Corp.
224
88
CK Hutchison Holdings, Ltd. Class B
13,500
99
COSCO SHIPPING Ports, Ltd.
202,000
144
Covenant Transportation Group, Inc.
Class A(Æ)
52,517
1,103
Cummins, Inc.
662
154
Daqin Railway Co., Ltd. Class A
97,000
88
Deutsche Post AG
1,856
126
DL E&C Co., Ltd.(Æ)
1,098
140
Dover Corp.
372
62
DSV Panalpina A/S
3,815
929

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
East Japan Railway Co.
28,600
1,908
Eaton Corp. PLC
638
101
Eiffage SA
1,874
191
Emerson Electric Co.
1,213
122
Epiroc AB Class A
47,105
1,101
Equinox Gold Corp.(Æ)(Ñ)
51,451
358
Expeditors International of Washington,
Inc.
1,112
143
Flughafen Zurich AG(Æ)
1,130
182
Fukuda Corp.
2,400
109
Graco , Inc.
1,139
89
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ)
13,770
84
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ)
22,666
261
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ)
2,702
310
Guangshen Railway Co., Ltd. Class H(Æ)
1,294,000
223
Hamburger Hafen und Logistik AG
4,016
95
Hankook Technology Group Co., Ltd.
17,985
281
Heidrick & Struggles International, Inc.
41,867
1,788
Hubbell, Inc. Class B
458
92
Illinois Tool Works, Inc.
334
76
Japan Airport Terminal Co., Ltd.(Æ)
1,100
48
Japan Steel Works, Ltd. (The)
7,500
184
JGC Holdings Corp.
117,100
1,061
Johnson Controls International PLC(Æ)
1,509
108
Kajima Corp.
83,900
1,085
Kamigumi Co., Ltd.
11,700
248
KBR, Inc.
39,738
1,538
Komatsu, Ltd.
35,700
931
Kone OYJ Class B
498
41
Koninklijke Vopak NV
1,271
54
Kuehne & Nagel International AG
268
90
Luks Group Vietnam Holdings Co., Ltd.
390,000
76
Macquarie Infrastructure Corp.
5,415
214
Meitec Corp.
8,000
452
Mitsubishi Corp.
82,700
2,333
Mitsui & Co., Ltd.
36,800
849
Nestle SA
1,061
134
NGK Spark Plug Co., Ltd.
25,200
371
Norfolk Southern Corp.
1,258
324
Obayashi Corp.
50,400
414
Old Dominion Freight Line, Inc.
240
65
Organo Corp.
4,900
283
OSG Corp.
17,600
329
Park24 Co., Ltd.
19,200
363
Paychex, Inc.
1,144
130
Pentair PLC
1,377
101
Pyeong Hwa Automotive Co., Ltd.
9,470
90
Qube Holdings, Ltd.
184,891
397
Radiant Logistics, Inc.(Æ)
130,379
811
Real Alloy(Æ)(Š)
42
1,766
Regal Beloit Corp.
452
67
Robert Half International, Inc.
732
72
S4 Capital PLC(Æ)
57,155
551
Securitas AB Class B
4,545
80
Seiko Epson Corp.
98,400
1,693
Skanska AB Class B
2,350
66
SKF AB Class B
2,898
77
Snap-on, Inc.
720
157
Sprott Physical Uranium Trust
81,404
754
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stolt-Nielsen, Ltd. Class A
30,299
414
Sumitomo Heavy Industries, Ltd.
16,700
465
Sydney Airport(Æ)
59,064
339
Tachi -S Co., Ltd. Class S
7,000
93
Transurban Group - ADR(Æ)
92,443
973
TreeHouse Foods, Inc.(Æ)
22,339
992
Tsakos Energy Navigation, Ltd.
13,558
108
United Parcel Service, Inc. Class B
285
55
Vantage Towers AG
2,925
102
Vectrus , Inc.(Æ)
40,785
1,847
Vinci SA
2,000
211
Waste Management, Inc.
720
107
West Japan Railway Co.
3,600
195
Westports Holdings BHD
120,500
116
Zhejiang Expressway Co., Ltd. Class H
296,000
250
39,570
Technology - 3.5%
Accenture PLC Class A
482
153
Activision Blizzard, Inc.
554
46
Adobe, Inc.(Æ)
202
126
Alphabet, Inc. Class A(Æ)
217
585
Alphabet, Inc. Class C(Æ)
101
273
Alps Alpine Co., Ltd.
25,600
266
Amdocs, Ltd.
688
53
Amphenol Corp. Class A
1,316
95
Analog Devices, Inc.
354
59
Apple, Inc.
6,862
1,001
Arrow Electronics, Inc.(Æ)
924
110
ASML Holding NV
2,017
1,535
Automatic Data Processing, Inc.
710
149
Avnet, Inc.
1,363
56
Axcelis Technologies, Inc.(Æ)
57,749
2,227
BCE, Inc.
1,106
55
BE Semiconductor Industries NV
11,478
1,009
Bechtle AG
2,271
469
Cadence Design Systems, Inc.(Æ)
457
67
CDW Corp.
344
63
Cisco Systems, Inc.
3,439
190
Cognex Corp.
885
80
Cognizant Technology Solutions Corp.
Class A
1,370
101
Corteva , Inc.
1,893
81
Cosel Co., Ltd.
11,800
110
Eizo Corp.
8,400
354
F5 Networks, Inc.(Æ)
481
99
Facebook, Inc. Class A(Æ)
1,074
383
Fanuc Corp.
2,800
627
Fidelity National Information Services,
Inc.
563
84
Fortinet, Inc.(Æ)
251
68
GDS Holdings, Ltd. - ADR(Æ)
1,217
72
Genpact , Ltd.
1,840
92
Infineon Technologies AG - ADR
28,275
1,078
Inspired Entertainment, Inc.(Æ)
68,847
798
Intel Corp.
3,228
173
Intuit, Inc.
136
72
Jack Henry & Associates, Inc.
679
118
Juniper Networks, Inc.
2,157
61
Lite-On Technology Corp.
25,000
57
Maxim Integrated Products, Inc.
848
85

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
3,551
1,012
NeoPhotonics Corp.(Æ)
114,430
1,110
Netcompany Group A/S(Þ)
11,438
1,415
NEXTDC, Ltd.(Æ)
14,418
136
Powertech Technology, Inc.
18,000
71
Quantum Corp.(Æ)
117,594
729
Rambus, Inc.(Æ)
37,536
888
Samsung Electronics Co., Ltd.
3,405
233
Softcat PLC
40,061
1,076
Synopsys, Inc.(Æ)
320
92
Taiwan Semiconductor Manufacturing
Co., Ltd.
12,000
250
TeamViewer AG(Æ)(Þ)
11,367
383
Texas Instruments, Inc.
957
182
Worldline SA(Æ)(Þ)
11,181
1,046
21,803
Utilities - 4.6%
American Electric Power Co., Inc.
5,820
513
American Water Works Co., Inc.
2,226
379
CenterPoint Energy, Inc.
9,261
236
Centrais Eletricas Brasileiras SA
87,858
679
Cheniere Energy, Inc.(Æ)
7,096
603
China Resources Gas Group, Ltd.
26,000
160
CPFL Energia SA
13,200
64
DT Midstream, Inc.
2,967
126
Duke Energy Corp.
6,846
720
E.ON SE
27,371
337
Electricite de France SA
84,382
1,021
Enbridge, Inc.(Ñ)
33,136
1,306
Enel SpA
69,313
640
Engie SA
24,878
332
ENN Energy Holdings, Ltd.
12,196
256
Entergy Corp.
1,333
137
Essential Utilities, Inc.
2,912
143
Evergy , Inc.
5,505
359
Exelon Corp.
7,445
348
Federal Grid Co. Unified Energy System
PJSC
512,505,540
1,409
FirstEnergy Corp.
1,559
60
Gibson Energy, Inc.
4,600
84
Guangdong Investment, Ltd.
147,039
206
Hong Kong & China Gas Co., Ltd.
82,950
135
Iberdrola SA
42,500
512
Inpex Corp.
75,700
534
International Business Machines Corp.
593
84
Kansai Electric Power Co., Inc. (The)
10,800
102
KDDI Corp.
44,000
1,343
Korea Electric Power Corp.
8,777
190
Korea Electric Power Corp. - ADR(Ñ)
20,078
216
KT Corp.
11,792
347
KT Corp. - ADR
113,016
1,626
LG Uplus Corp.
45,758
580
MEG Energy Corp. Class A(Æ)
121,788
777
National Grid PLC
7,612
97
NextEra Energy, Inc.
14,888
1,160
Nippon Telegraph & Telephone Corp.
100,510
2,574
NiSource, Inc.
5,776
143
Orsted A/S Class A(Þ)
1,303
194
Osaka Gas Co., Ltd.
39,900
748
Pembina Pipeline Corp.
12,674
419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pennon Group PLC
5,575
99
Petronas Gas BHD
47,400
171
Portland General Electric Co.
3,971
194
PPL Corp.
7,111
202
Proximus SA
5,127
105
Public Service Enterprise Group, Inc.
5,413
337
RusHydro PJSC
143,355,026
1,581
Sempra Energy
2,949
385
Severfield -Rowen PLC
83,594
92
Sichuan Chuantou Energy Co., Ltd.
Class A
57,500
98
Southwest Gas Holdings, Inc.
1,842
129
Swisscom AG
190
114
TC Energy Corp.(Æ)(Ñ)
13,151
641
TELUS Corp.
4,290
95
T-Mobile USA, Inc.(Æ)
359
52
Tokyo Gas Co., Ltd.
119,100
2,259
Verizon Communications, Inc.
3,149
176
28,629
Total Common Stocks
(cost $234,314) 284,289
Preferred Stocks - 2.0%
Consumer Discretionary - 0.1%
CHS, Inc.
7.250% due 01/21/25(¢)
6,020
176
GMAC Capital Trust I
5.910% due 02/15/40(¢)
987
26
Hyundai Motor Co.
4.236% (Ÿ)
6,405
581
783
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 09/20/21(¢)(Þ)
2,100
211
7.875% due 12/01/25(¢)(Þ)
2,500
256
Henkel AG & Co. KGaA
2.229% (Ÿ)
939
95
562
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢)
5,397
137
7.600% due 05/15/24(¢)
6,024
151
288
Financial Services - 1.4%
Affiliated Managers Group, Inc.
4.200% due 09/30/61
4,000
100
AMG Capital Trust II
5.150% due 10/15/37
10,730
648
Arch Capital Group, Ltd.
4.550% due 06/11/26(¢)
4,800
124
Athene Holding, Ltd.
6.350% due 06/30/29(¢)
4,085
122
6.375% due 06/30/25(¢)
3,859
111
4.875% due 12/30/25(¢)
5,100
133
Bank of America Corp.
7.250% (Ÿ)
722
1,067
Bank of Hawaii Corp.
4.375% due 08/01/26(¢)
5,291
137
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢)
9,410
250

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢)
5,700
143
Brookfield Finance, Inc.
4.625% due 10/16/80(¢)
5,800
149
Brookfield Property Partners, LP
5.750% due 03/31/25(¢)
6,465
158
Carlyle Finance LLC
4.625% due 05/15/26
2,570
65
Charles Schwab Corp. (The)
4.450% due 06/01/26(¢)
4,140
111
CNO Financial Group, Inc.
4.000% due 08/30/26
2,499
69
CoBank ACB
6.250% due 10/01/22(¢)
4,100
435
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢)
5,252
139
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
4,987
132
Farm Credit Bank of Texas
6.750% due 09/15/23(¢)(Þ)
3,596
385
Farmer Mac
4.875% due 07/17/26(¢)
10,400
273
5.250% due 10/15/25(¢)
5,045
136
First Horizon National Corp.
6.100% due 05/01/24(¢)
10,000
269
4.700% due 07/10/26(¢)
4,200
109
First Republic Bank
4.000% due 08/30/26(¢)
8,800
220
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
6,640
175
JPMorgan Chase & Co
4.625% due 06/01/26(¢)
11,273
296
JPMorgan Chase & Co.
4.200% due 09/01/26(¢)
11,200
281
KKR Group Finance Co. IX LLC
4.625% due 04/01/61
4,359
114
Morgan Stanley
5.850% due 04/15/27(¢)
3,716
111
New York Community Capital Trust V
6.000% due 11/01/51
9,150
469
Pebblebrook Hotel Trust
6.375% due 05/13/26
7,200
194
South Jersey Industries, Inc.
5.625% due 09/16/79
5,178
139
Stifel Financial Corp.
4.500% due 08/15/26(¢)
4,400
112
Sunstone Hotel Investors, Inc.
6.125% due 05/24/26(¢)
5,500
148
Synchrony Financial
5.625% due 11/15/24(¢)
8,897
238
Washington Federal, Inc.
4.875% due 04/15/26(¢)
6,000
159
Wells Fargo & Co.
4.700% due 12/15/25(¢)
4,100
107
4.750% due 03/15/25(¢)
6,235
163
4.250% due 09/15/26(¢)
7,875
197
8,388
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.260% (Ÿ)
1,124
103
Grifols SA
4.156% (Ÿ)
12,451
192
295
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢)
4,900
152
Technology - 0.0%
United States Cellular Corp.
5.500% due 06/01/70
9,510
247
Utilities - 0.2%
Algonquin Power & Utilities Corp.
6.200% due 07/01/79
1,503
42
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81
4,400
115
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢)
7,604
198
CMS Energy Corp.
4.200% due 07/15/26(¢)
5,100
130
Integrys Holding, Inc.
6.000% due 08/01/73
12,150
318
SCE Trust V
5.450% due 03/15/26(¢)
10,600
270
Southern Co. (The)
4.625% due 01/30/80
4,700
126
United States Cellular Corp.
6.250% due 09/01/69
5,123
142
5.500% due 03/01/70
5,241
138
1,479
Total Preferred Stocks
(cost $11,259) 12,194
Options Purchased - 9.1%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Aug 2021 101.28
Call (1) USD 25,000 (ÿ) 188
JPMorgan Chase Sep 2021 103.72
Call (1) USD 25,000 (ÿ) 125
JPMorgan Chase Sep 2021 104.63
Call (1) USD 10,000 (ÿ) 20
JPMorgan Chase Sep 2021 105.75
Call (1) USD 20,000 (ÿ) 23
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (546) GBP 36,719 (ÿ) 3,044
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/23/54)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
441
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/03/54)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
534
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/04/54)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
585

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
346
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,089
(ÿ)
167
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
7,470
(ÿ)
513
(Bank of America, USD 2.090%/USD 3
Month LIBOR, USD 4,517, 06/12/55)
Bank of America Jun 2025 0.00
Call (1)
4,517
(ÿ)
724
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/26/49)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
510
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/27/49)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
621
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/21/49)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
434
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/21/39)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
456
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/27/39)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
756
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
2,004
(ÿ)
221
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,457
(ÿ)
272
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,152
(ÿ)
273
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
8,682
(ÿ)
710
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
16,504
(ÿ)
791
(Bank of America, USD 2.150%/USD 3
Month LIBOR, USD 4,517, 06/12/51)
Bank of America Jun 2031 0.00
Call (1)
4,517
(ÿ)
662
(Bank of America, USD 2.280%/USD 3
Month LIBOR, USD 8,120, 06/12/41)
Bank of America Jun 2031 0.00
Call (1)
8,120
(ÿ)
704
(Citigroup, USD 0.820%/USD 3 Month
LIBOR, USD 27,769, 08/31/26)
Citigroup Aug 2021 0.00 Call (1)
27,768
(ÿ)
96
(Citigroup, USD 1.504%/USD 3 Month
LIBOR, USD 8,669, 10/01/31)
Citigroup Sep 2021 0.00 Call (1)
8,669
(ÿ)
221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
601
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Call (1)
2,166
(ÿ)
329
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Call (1)
6,481
(ÿ)
680
(Goldman Sachs, USD 1.473%/USD 3
Month LIBOR, USD 648, 08/11/31)
Goldman Sachs Aug 2021 0.00
Call (1)
648
(ÿ)
14
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
170
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
594
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 10/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
824
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
836
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
562
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
396
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,574
(ÿ)
139
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
8,082
(ÿ)
538
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00
Call (1)
5,462
(ÿ)
1,227
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00
Call (1)
3,478
(ÿ)
790
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
619
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 10/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
665
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/24/3)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
461
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
604

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
4,044
(ÿ)
335
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
5,565
(ÿ)
260
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00
Call (1)
2,592
(ÿ)
447
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
726
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
602
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
333
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,313
(ÿ)
104
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,536
(ÿ)
305
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Call (1)
5,468
(ÿ)
510
(Bank of America, USD 3 Month LIBOR/
USD 1.834%, USD 3,819, 09/23/54)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
406
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/03/54)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
835
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/04/54)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
679
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
234
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,089
(ÿ)
726
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
7,470
(ÿ)
1,469
(Bank of America, USD 3 Month LIBOR/
USD 2.090%, USD 4,517, 06/12/55)
Bank of America Jun 2025 0.00
Put (1)
4,517
(ÿ)
410
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/26/49)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
866
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/27/49)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
711
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/21/49)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
454
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/21/39)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
498
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/26/39)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
682
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/12/30)
Bank of America Jun 2030 0.00
Put (1)
2,004
(ÿ)
485
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,457
(ÿ)
596
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,152
(ÿ)
650
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
8,682
(ÿ)
1,552
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
16,504
(ÿ)
1,668
(Bank of America, USD 3 Month LIBOR/
USD 2.150%, USD 4,517, 06/12/51)
Bank of America Jun 2031 0.00
Put (1)
4,517
(ÿ)
485
(Bank of America, USD 3 Month LIBOR/
USD 2.280%, USD 8,120, 06/12/41)
Bank of America Jun 2031 0.00
Put (1)
8,120
(ÿ)
507
(Citigroup, USD 3 Month LIBOR/USD
0.820%, USD 27,769, 08/31/26)
Citigroup Aug 2021 0.00 Put (1)
27,768
(ÿ)
81
(Citigroup, USD 3 Month LIBOR/USD
1.504%, USD 8,669, 10/01/31)
Citigroup Sep 2021 0.00 Put (1)
8,669
(ÿ)
38
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/04/49)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
717
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Put (1)
2,166
(ÿ)
322
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Put (1)
6,481
(ÿ)
486
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.473%, USD 648, 08/11/31)
Goldman Sachs Aug 2021 0.00
Put (1)
648
(ÿ)
—
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
275
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
666

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 10/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
857
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
843
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
707
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
449
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,574
(ÿ)
604
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
8,082
(ÿ)
1,709
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00
Put (1)
5,462
(ÿ)
391
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00
Put (1)
3,478
(ÿ)
245
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
777
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 10/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
768
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
494
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.95%, USD 9,453, 10/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
593
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
4,044
(ÿ)
699
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
5,565
(ÿ)
564
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00
Put (1)
2,592
(ÿ)
421
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
597
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
552
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/24/50)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
284
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,313
(ÿ)
242
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,536
(ÿ)
665
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Put (1)
5,468
(ÿ)
310
Total Options Purchased
(cost $55,753) 56,377
Short-Term Investments - 17.0%
BlackRock TCP Capital Corp.
4.625% due 03/01/22 839 855
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,007 1,027
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š)
(Æ)
(Ø)
25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š)
(Æ)
(Ø)
5 2
Dycom Industries, Inc.
0.750% due 09/15/21 1,367 1,358
Evolent Health, Inc.
2.000% due 12/01/21 517 584
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,630 1,632
Golar LNG, Ltd.
2.750% due 02/15/22 (Ñ) 335 332
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,386 1,414
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 900 859
Horizon Global Corp.
2.750% due 07/01/22 183 178
Indonesia Treasury Bond
Series FR61
7.000% due 05/15/22
IDR
22,598,000
1,609
Ionis Pharmaceuticals, Inc.
1.000% due 11/15/21 894 895
Jazz Investments I, Ltd.
1.875% due 08/15/21 920 918
Mexican Bonos
Series M
7.250% due 12/09/21
MXN
14,616 739
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 1,016 1,026
Newpark Resources, Inc.
4.000% due 12/01/21 444 437
PDC Energy, Inc.
1.125% due 09/15/21 380 377
Pretium Resources, Inc.
2.250% due 03/15/22 738 743
Scorpio Tankers, Inc.
3.000% due 05/15/22 261 256
Ship Finance International, Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 10/15/21 6 6
Thailand Government International Bond
3.650% due 12/17/21
THB
5,910 182
Twitter, Inc.
1.000% due 09/15/21 836 837
Two Harbors Investment Corp.
6.250% due 01/15/22 99 100
U.S. Cash Management Fund(@) 72,604,428
(∞)
72,589
UMH Properties, Inc.
5.875% due 07/26/22 4 103
United States Treasury Bills
0.018% due 08/05/21 (ç)(ž) 870 870
0.034% due 08/19/21 (ç)(ž) 695 695
0.012% due 09/02/21 (§)(ç)(ž) 219 219
0.043% due 09/09/21 (§)(ç)(ž) 575 575
0.041% due 09/16/21 (§)(ç)(ž) 385 385
0.044% due 09/23/21 (ç)(ž) 2,160 2,160
0.049% due 10/07/21 (ž) 205 205
0.050% due 10/14/21 (§)(ž) 1,898 1,898
0.050% due 11/12/21 (ž) 765 765
0.050% due 11/18/21 (ž) 270 270
0.047% due 11/26/21 (ž) 790 790
0.052% due 12/09/21 (ž) 210 210
0.055% due 01/06/22 (ž) 130 130
0.053% due 01/13/22 (ž) 315 315
0.055% due 01/20/22 (ž) 620 620
Series WI
0.014% due 09/21/21 (§)(ç)(ž) 17 17
0.024% due 09/28/21 (§)(ç)(ž) 315 315
0.047% due 10/05/21 (ž) 2,229 2,229
0.047% due 10/12/21 (§)(ž) 1,016 1,016
0.054% due 10/19/21 (§)(ž) 1,450 1,450
0.053% due 10/26/21 (ž) 105 105
0.050% due 11/09/21 (ž) 1,158 1,158
Total Short-Term Investments
(cost $105,307) 105,466
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×)
6,755,427
(∞)
6,755
Total Other Securities
(cost $6,755) 6,755
Total Investments - 113.9%
(identified cost $652,209) 705,574
Other Assets and Liabilities,
Net - (13.9)%
(85,982)
Net Assets - 100.0%
619,592

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.1%
Aena SME SA 11/09/15 EUR 6,555 151.04 990
1,044
Aircastle , Ltd. 06/03/21 80,000 100.00 80
81
Alteryx , Inc. 03/16/21 1,301,000 94.68 1,232
1,230
Apollo Management Holdings, LP 12/10/19 122,000 100.42 123
127
Ares Management Corp. 06/24/21 130,000 100.16 130
131
AXA SA 01/14/19 200,000 103.05 206
280
Bank of China (Hong Kong), Ltd. 09/11/18 400,000 100.00 400
431
BNP Paribas SA 08/13/18 500,000 105.48 527
584
BNP Paribas SA 09/23/20 200,000 106.66 213
217
BNP Paribas SA 09/23/20 200,000 115.53 231
241
Carel Industries SpA 06/17/20 EUR 12,965 16.89 219
309
Credit Agricole SA 02/03/16 400,000 100.10 400
486
Credit Agricole SA 03/12/19 200,000 107.50 215
226
Credit Agricole SA 09/16/20 200,000 109.50 219
224
Credit Suisse Group AG 07/09/18 400,000 101.31 405
433
Credit Suisse Group AG 08/14/19 500,000 103.41 517
555
Credit Suisse Group AG 10/15/19 400,000 109.46 438
451
Credit Suisse Group AG 08/04/20 200,000 100.00 200
210
Credit Suisse Group AG 09/23/20 200,000 110.13 220
221
CTP NV 04/23/21 EUR 5,015 17.49 88
101
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
331
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
256
Dairy Farmers of America, Inc. 03/20/17 2,100 106.88 224
211
Depository Trust & Clearing Corp. (The) 06/08/21 250,000 100.00 250
254
Dino Polska SA 01/12/21 PLN 9,549 73.45 701
764
Dominican Republic Government International Bond 06/08/21 DOP 300,000 1.75 5
6
ESR Cayman, Ltd. 12/17/19 HKD 22,200 2.22 49
78
Farm Credit Bank of Texas 07/18/16 3,596 106.13 382
385
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
300
Fortive Corp. 11/21/19 1,630,000 99.34 1,619
1,632
GA Global Funding Trust Secured 06/24/21 260,000 100.13 260
265
Granite Point Mortgage Trust, Inc. 06/04/20 1,078,000 93.17 1,004
1,067
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
207
Hartford Financial Services Group, Inc. 02/05/21 225,000 94.09 212
217
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
184
ILFC E-Capital Trust I 04/28/21 210,000 82.53 173
173
Instone Real Estate Group AG 03/28/19 EUR 5,431 23.75 129
168
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
229
Ionis Pharmaceuticals, Inc. 04/26/21 1,273,000 92.71 1,180
1,168
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
199
Liberty Latin America, Ltd. 06/05/20 456,000 88.40 403
457
Liberty Media Corp. 03/05/21 195,000 102.48 200
203
Macquarie Bank, Ltd. 02/05/21 200,000 109.13 218
219
Meiji Yasuda Life Insurance Co. 03/02/21 200,000 112.88 226
226
MetLife Capital Trust IV 11/27/18 100,000 118.79 119
140
MetLife, Inc. 07/14/16 325,000 139.43 453
497
MGIC Investment Corp. 09/14/20 1,042,000 129.22 1,347
1,368
Momo , Inc. 07/06/20 247,000 83.05 205
206
Neinor Homes SA 07/16/21 EUR 6,577 13.62 90
96
Netcompany Group A/S 06/17/20 DKK 11,438 63.09 722
1,415
Nippon Life Insurance Co. 01/13/16 300,000 99.69 299
335
Nordea Bank AB 09/15/20 200,000 113.66 227
230
Nutanix , Inc. 05/06/20 748,000 92.56 692
780
NuVasive , Inc. 12/02/20 48,000 91.89 44
46
On the Beach Group PLC 06/18/20 GBP 104,743 3.69 386
473
Orsted A/S Class A 11/08/19 DKK 1,303 133.07 173
194
PolyPeptide Group AG 05/07/21 CHF 5,176 90.55 469
564
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
220
SBL Holdings LLC 02/04/20 215,000 94.24 203
218
SBL Holdings LLC 06/17/21 210,000 100.00 210
208
Scentre Group Trust 2 09/16/20 300,000 100.00 300
320
Scentre Group Trust 2 09/16/20 300,000 100.00 300
323
Siemens Healthineers AG 02/05/21 EUR 12,297 59.07 726
813
Societe Generale SA 06/05/20 400,000 103.38 414
454
Societe Generale SA 09/15/20 400,000 107.82 431
445
Societe Generale SA 09/16/20 200,000 114.28 229
236
Societe Generale SA 11/12/20 200,000 100.00 200
216

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Standard Chartered PLC 02/07/18 200,000 109.87 220
218
Standard Chartered PLC 10/11/18 200,000 101.25 203
207
Standard Chartered PLC 07/15/21 200,000 103.88 208
205
Sumitomo Life Insurance Co. 04/08/21 200,000 100.00 200
208
Tabula Rasa HealthCare, Inc. 12/02/20 228,000 87.51 200
219
TeamViewer AG 03/05/21 EUR 11,367 48.19 548
383
UBS Group AG 07/08/21 200,000 100.15 200
202
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
440
Weibo Corp. 03/25/20 469,000 96.09 451
446
Western Digital Corp. 04/14/20 934,000 95.41 891
964
Worldline SA 06/17/20 EUR 11,181 82.66 924
1,046
Yellow Cake PLC 09/23/19 GBP 86,825 2.57 223 339
31,455
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 47 AUD 6,834 09/21
132
Canadian 10 Year Government Bond Futures 9 CAD 1,332 09/21
30
EURO STOXX 50 Index Futures 262 EUR 10,711 09/21
(127)
FTSE 100 Index Futures 371 GBP 25,846 09/21
(653)
Japanese 10 Year Government Bond Futures 3 JPY 456,900 09/21
17
MSCI EAFE Index Futures 446 USD 51,723 09/21
(259)
MSCI Emerging Markets Index Futures 282 USD 18,015 09/21
(1,277)
Russell 2000 E-Mini Index Futures 30 USD 3,332 09/21
(132)
S&P 500 E-Mini Index Futures 216 USD 47,407 09/21
1,295
S&P Financial Select Sector Index Futures 284 USD 31,883 09/21
(422)
S&P MidCap 400 E-Mini Index Futures 11 USD 2,969 09/21
(19)
SPI 200 Index Futures 3 AUD 548 09/21
1
United States 10 Year Treasury Note Futures 1,398 USD 187,965 09/21 3,162
Short Positions
Euro-Bund Futures 21 EUR 3,708 09/21
(123)
FTSE 250 Index Futures 24 GBP 1,099 09/21
(23)
Long Gilt Futures 28 GBP 3,634 09/21
(100)
NASDAQ 100 E-Mini Index Futures 176 USD 52,644 09/21
(3,473)
Russell 2000 E-Mini Index Futures 606 USD 67,315 09/21
3,009
S&P 500 E-Mini Index Futures 77 USD 16,900 09/21
(387)
S&P/TSX 60 Index Futures 100 CAD 24,248 09/21
(335)
TOPIX Index Futures 324 JPY 6,172,201 09/21 1,597
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,913
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 101.28 USD 25,000 08/05/21 (7)
Fannie Mae Bonds JPMorgan Chase Put 1 103.72 USD 25,000 09/07/21 (63)
Fannie Mae Bonds JPMorgan Chase Put 1 104.63 USD 10,000 09/07/21 (20)
Fannie Mae Bonds JPMorgan Chase Put 1 105.75 USD 20,000 09/07/21 (22)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 21,872,
03/21/27 Bank of America Call 1 0.00 21,872 03/19/25 (183)
Bank of America, USD 3 Month LIBOR/
USD 2.573%, USD 6,855,
03/30/36 Bank of America Call 1 0.00 6,855 03/26/26 (660)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 2,758,
03/27/40 Bank of America Call 2 0.00 5,516 03/25/30 (162)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 4,348,
11/14/50 Bank of America Call 1 0.00 4,348 11/12/30 (394)
Bank of America, USD 3 Month LIBOR/
USD 1.660%, USD 5,268,
11/14/50 Bank of America Call 1 0.00 5,268 11/12/30 (497)
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 8,184,
11/14/40 Bank of America Call 1 0.00 8,184 11/12/30 (435)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 4,092, 11/14/55 Citigroup Call 1 0.00 4,092 11/12/25 (394)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 2,607, 01/24/51 Citigroup Call 1 0.00 2,607 01/22/31 (326)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 4,932,
11/12/55 Goldman Sachs Call 1 0.00 4,932 11/10/25 (486)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.170%, USD 13,799,
03/04/56 Goldman Sachs Call 1 0.00 13,799 03/02/26 (2,468)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/28/40 Goldman Sachs Call 1 0.00 8,722 03/26/30 (254)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 60,192,
04/17/41 Goldman Sachs Call 1 0.00 60,191 04/15/31 (5,413)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.390%, USD 3,481,
04/30/41 Goldman Sachs Call 1 0.00 3,481 04/28/31 (321)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/31/28 JPMorgan Chase Call 1 0.00 35,575 03/25/27 (115)
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 9,864, 11/14/40 JPMorgan Chase Call 1 0.00 9,864 11/12/30 (549)
JP Morgan, USD 3 Month LIBOR/USD
1.895%, USD 13,947, 07/09/41 JPMorgan Chase Call 1 0.00 13,947 07/07/31 (969)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (125)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (127)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/27/26 UBS Call 1 0.00 21,933 03/25/25 (62)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/21/27 Bank of America Put 1 0.00 21,872 03/19/25 (258)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 6,855,
03/30/36 Bank of America Put 1 0.00 6,855 03/26/26 (208)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/27/40 Bank of America Put 2 0.00 5,516 03/25/30 (654)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 4,348,
11/14/50 Bank of America Put 1 0.00 4,348 11/12/30 (592)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 5,268,
11/14/50 Bank of America Put 1 0.00 5,268 11/12/30 (692)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 8,184,
11/14/40 Bank of America Put 1 0.00 8,184 11/12/30 (642)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Put 1 0.00 4,092 11/12/25 (662)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Put 1 0.00 2,607 01/22/31 (318)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 4,932,
11/12/55 Goldman Sachs Put 1 0.00 4,932 11/10/25 (749)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 13,799,
03/04/56 Goldman Sachs Put 1 0.00 13,799 03/02/26 (1,284)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40 Goldman Sachs Put 1 0.00 8,722 03/26/30 (1,043)
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Put 1 0.00 60,191 04/15/31 (2,933)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 3,481,
04/30/41 Goldman Sachs Put 1 0.00 3,481 04/28/31 (204)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/31/28 JPMorgan Chase Put 1 0.00 35,575 03/25/27 (351)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 9,864, 11/14/40 JPMorgan Chase Put 1 0.00 9,864 11/12/30 (745)
JP Morgan, USD 1.895%/USD 3 Month
LIBOR, USD 13,947, 07/09/41 JPMorgan Chase Put 1 0.00 13,947 07/07/31 (1,075)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (530)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (526)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/27/26 UBS Put 1 0.00 21,933 03/25/25 (164)
Total Liability for Options Written (premiums received $26,353) (27,682)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 321 GBP 231 08/03/21 —
Bank of America USD 2 JPY 262 09/09/21 —
Bank of America USD 20 JPY 2,250 09/09/21 —
Bank of America USD 942 JPY 103,092 09/09/21 (2)
Bank of America USD 55 SGD 74 08/03/21 —
Bank of America AUD 6 USD 4 09/09/21 —
Bank of America AUD 13 USD 9 09/09/21 —
Bank of America AUD 25 USD 20 09/09/21 1
Bank of America AUD 1,223 USD 949 09/09/21 51
Bank of America CHF 84 USD 92 08/03/21 —
Bank of America DKK 615 USD 98 08/03/21 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 135 USD 160 08/03/21 —
Bank of America JPY 194 USD 2 08/03/21 —
Bank of America JPY 2,954 USD 27 09/09/21 —
Bank of America NOK 16 USD 2 09/09/21 —
Bank of America NOK 184 USD 22 09/09/21 1
Bank of America NOK 208 USD 24 09/09/21 —
Bank of America NOK 7,879 USD 944 09/09/21 53
Bank of Montreal USD 1,748 CHF 1,562 09/15/21 (22)
Bank of Montreal CAD 2,749 USD 2,274 09/15/21 71
Bank of Montreal GBP 1,524 USD 2,153 09/15/21 34
Bank of Montreal JPY 786,556 USD 7,182 09/15/21 10
Bank of Montreal SEK 6,498 USD 787 09/15/21 32
Bank of New York USD 1,753 CHF 1,562 09/15/21 (27)
Bank of New York USD 10 NZD 14 09/09/21 —
Bank of New York USD 26 NZD 37 09/09/21 —
Bank of New York USD 1,787 NZD 2,448 09/09/21 (83)
Bank of New York CAD 2,749 USD 2,278 09/15/21 75
Bank of New York GBP 1,524 USD 2,157 09/15/21 38
Bank of New York JPY 786,556 USD 7,204 09/15/21 32
Bank of New York NZD 7 USD 5 09/09/21 —
Bank of New York SEK 6,498 USD 789 09/15/21 34
Brown Brothers Harriman USD 161 CAD 201 08/04/21 —
Brown Brothers Harriman USD 1,409 EUR 1,188 08/03/21 —
Brown Brothers Harriman CAD 201 USD 162 08/04/21 1
Brown Brothers Harriman CAD 201 USD 161 09/02/21 —
Brown Brothers Harriman EUR 199 USD 237 08/03/21 —
Brown Brothers Harriman EUR 989 USD 1,172 08/03/21 (1)
Brown Brothers Harriman EUR 1,203 USD 1,427 09/02/21 —
Citigroup USD 1,749 CHF 1,562 09/15/21 (23)
Citigroup USD 2 GBP 1 09/09/21 —
Citigroup USD 970 GBP 684 09/09/21 (19)
Citigroup CAD 2,749 USD 2,274 09/15/21 72
Citigroup EUR 19,309 USD 22,930 09/15/21 6
Citigroup GBP 685 USD 958 09/09/21 5
Citigroup GBP 1,524 USD 2,152 09/15/21 33
Citigroup JPY 786,556 USD 7,185 09/15/21 13
Citigroup SEK 6,498 USD 787 09/15/21 32
HSBC USD 138 BRL 705 08/03/21 (2)
HSBC USD 358 BRL 1,831 08/03/21 (6)
HSBC USD 1,570 BRL 8,040 08/03/21 (26)
HSBC USD 1,863 BRL 10,576 08/03/21 166
HSBC USD 44 BRL 230 11/03/21 —
HSBC USD 1,573 BRL 8,040 11/03/21 (49)
HSBC USD 60 CNY 390 09/10/21 —
HSBC USD 2,973 CNY 19,441 09/10/21 25
HSBC USD 3 CZK 65 09/07/21 —
HSBC USD 54 CZK 1,173 09/07/21 1
HSBC USD 90 EUR 76 08/17/21 —
HSBC USD 50 HKD 388 09/13/21 —
HSBC USD 1,243 HKD 9,650 09/13/21 (1)
HSBC USD — HUF 10 09/07/21 —
HSBC USD 875 HUF 262,560 09/07/21 (7)
HSBC USD 118 MXN 2,362 08/09/21 1
HSBC USD 349 MXN 6,921 08/09/21 (1)
HSBC USD 650 MXN 12,918 08/09/21 (1)
HSBC USD 270 PEN 979 08/12/21 (29)
HSBC USD 140 PLN 533 09/21/21 (2)
HSBC USD 1,230 PLN 4,560 09/21/21 (46)
HSBC USD 1,325 PLN 4,909 09/21/21 (51)
HSBC USD 74 RON 311 11/08/21 —
HSBC USD 660 RUB 49,538 09/07/21 15

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 66 THB 2,157 11/08/21 —
HSBC USD 1,187 THB 38,258 11/08/21 (23)
HSBC USD 29 ZAR 421 08/30/21 (1)
HSBC USD 41 ZAR 583 08/30/21 (1)
HSBC USD 337 ZAR 4,923 08/30/21 (2)
HSBC BRL 705 USD 140 08/03/21 5
HSBC BRL 1,831 USD 320 08/03/21 (32)
HSBC BRL 8,040 USD 1,593 08/03/21 49
HSBC BRL 10,576 USD 2,065 08/03/21 34
HSBC CLP 40,958 USD 57 08/30/21 3
HSBC CLP 79,138 USD 110 08/30/21 6
HSBC CLP 82,609 USD 115 08/30/21 6
HSBC CLP 112,373 USD 159 08/30/21 11
HSBC CLP 115,869 USD 163 08/30/21 11
HSBC CLP 393,573 USD 559 08/30/21 41
HSBC COP 2,929,009 USD 770 11/08/21 19
HSBC CZK 35,457 USD 1,649 09/07/21 1
HSBC IDR 27,120,574 USD 1,863 09/20/21 (5)
HSBC MXN 1,600 USD 80 08/09/21 —
HSBC MXN 6,450 USD 315 08/09/21 (8)
HSBC MXN 6,470 USD 316 08/09/21 (8)
HSBC MXN 7,681 USD 380 08/09/21 (6)
HSBC MXN 12,918 USD 639 12/02/21 1
HSBC PEN 1,263 USD 351 08/12/21 40
HSBC PHP 7,311 USD 151 09/07/21 4
HSBC RUB 7,168 USD 97 09/07/21 (1)
HSBC RUB 9,105 USD 119 09/07/21 (5)
HSBC RUB 18,159 USD 239 09/07/21 (9)
JPMorgan Chase USD 1,748 CHF 1,562 09/15/21 (22)
JPMorgan Chase CAD 2,749 USD 2,274 09/15/21 71
JPMorgan Chase GBP 1,524 USD 2,153 09/15/21 34
JPMorgan Chase JPY 786,556 USD 7,182 09/15/21 10
JPMorgan Chase SEK 6,498 USD 787 09/15/21 32
Royal Bank of Canada USD 96 CAD 120 08/03/21 —
Royal Bank of Canada USD — CAD 1 09/09/21 —
Royal Bank of Canada USD 950 CAD 1,182 09/09/21 (2)
Royal Bank of Canada USD 2,790 CAD 3,369 09/09/21 (90)
Royal Bank of Canada USD 1,754 CHF 1,562 09/15/21 (27)
Royal Bank of Canada CAD 1,196 USD 990 09/09/21 31
Royal Bank of Canada CAD 2,749 USD 2,278 09/15/21 75
Royal Bank of Canada GBP 1,524 USD 2,158 09/15/21 39
Royal Bank of Canada JPY 786,556 USD 7,205 09/15/21 33
Royal Bank of Canada SEK 864 USD 100 08/03/21 —
Royal Bank of Canada SEK 6,498 USD 789 09/15/21 34
State Street USD 7 EUR 6 09/09/21 —
State Street USD 6 SEK 50 09/09/21 —
State Street AUD 16 USD 12 09/15/21 1
State Street DKK 18,730 USD 2,991 09/15/21 2
State Street EUR 3 USD 4 09/09/21 —
State Street EUR 6 USD 7 09/09/21 —
State Street EUR 674 USD 824 09/09/21 24
State Street EUR 1,582 USD 1,931 09/15/21 53
State Street NOK 8,070 USD 976 09/15/21 62
State Street SEK 89 USD 10 09/09/21 —
State Street SEK 115 USD 14 09/09/21 —
State Street SEK 14,790 USD 1,786 09/09/21 67
State Street TWD 67 USD 2 08/02/21 —
UBS USD 5 CHF 5 09/09/21 —
UBS USD 59 CHF 54 09/09/21 —
UBS CHF 22 USD 24 09/09/21 —
UBS CHF 2,479 USD 2,768 09/09/21 28

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 989
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index - Fannie Mae 30
Year 4.000%
Goldman Sachs USD 7,864 1 Month LIBOR
(1)
01/12/45 — 52 52
Short
Markit IOS Index - Fannie Mae 30
Year 4.000%
JPMorgan Chase USD 7,864 1 Month LIBOR
(1)
01/12/45 — (52) (52)
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 38,280
Three Month
LIBOR
(2)
0.305%
(3)
06/24/23
13 (55) (42)
Barclays USD 38,280
0.305%
(2)
Three Month LIBOR
(2)
06/24/23
— 42 42
Barclays USD 29,728
Three Month
LIBOR
(2)
0.296%
(3)
07/09/23
— (26) (26)
Barclays USD 14,165
Three Month
LIBOR
(2)
0.282%
(3)
07/27/23
— (6) (6)
Barclays USD 171,726
Three Month
LIBOR
(2)
0.300%
(3)
09/15/23
326 (360) (34)
Barclays USD 9,234
0.350%
(2)
Three Month LIBOR
(2)
07/06/25
— (102) (102)
Barclays USD 1,345
0.300%
(2)
Three Month LIBOR
(2)
07/14/25
— (18) (18)
Barclays USD 957
0.277%
(2)
Three Month LIBOR
(2)
08/12/25
— (14) (14)
Barclays USD 1,224
Three Month
LIBOR
(2)
0.344%
(3)
10/13/25
— 17 17
Barclays USD 1,294
Three Month
LIBOR
(2)
0.410%
(3)
10/13/25
— 14 14
Barclays USD 1,294
Three Month
LIBOR
(2)
0.471%
(3)
11/16/25
— 12 12
Barclays USD 1,323
0.428%
(2)
Three Month LIBOR
(2)
12/16/25
— (16) (16)
Barclays USD 1,245
Three Month
LIBOR
(2)
0.562%
(3)
01/13/26
— 8 8
Barclays USD 262
Three Month
LIBOR
(2)
0.584%
(3)
02/10/26
— 2 2
Barclays USD 865
Three Month
LIBOR
(2)
0.597%
(3)
02/17/26
10 (5) 5
Barclays USD 1,297
Three Month
LIBOR
(2)
0.600%
(3)
03/09/26
— 8 8
Barclays USD 1,297
Three Month
LIBOR
(2)
1.045%
(3)
04/15/26
— (18) (18)
Barclays USD 97,000
0.615%
(2)
Three Month LIBOR
(2)
04/15/26
(1,849) 1,250 (599)
Barclays USD 97,000
Three Month
LIBOR
(2)
0.615%
(3)
04/15/26
1,780 (1,181) 599

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,544
Three Month
LIBOR
(2)
0.966%
(3)
04/27/26
— (96) (96)
Barclays USD 9,544
0.891%
(2)
Three Month LIBOR
(2)
05/04/26
— 61 61
Barclays USD 13,621
0.857%
(2)
Three Month LIBOR
(2)
06/04/26
— 59 59
Barclays USD 6,375
Three Month
LIBOR
(2)
0.934%
(3)
06/24/26
6 (55) (49)
Barclays USD 6,375
0.934%
(2)
Three Month LIBOR
(2)
06/24/26
— 49 49
Barclays USD 92,768
1.080%
(2)
Three Month LIBOR
(2)
07/01/26
538 830 1,368
Barclays USD 92,768
Three Month
LIBOR
(2)
1.080%
(3)
07/01/26
— (1,368) (1,368)
Barclays USD 5,231
0.948%
(2)
Three Month LIBOR
(2)
07/06/26
— 43 43
Barclays USD 12,444
Three Month
LIBOR
(2)
0.963%
(3)
07/06/26
— (112) (112)
Barclays USD 8,041
Three Month
LIBOR
(2)
0.858%
(3)
07/09/26
— (31) (31)
Barclays USD 9,060
0.892%
(2)
Three Month LIBOR
(2)
07/16/26
— 49 49
Barclays USD 5,013
Three Month
LIBOR
(2)
0.884%
(3)
07/20/26
— (25) (25)
Barclays USD 5,402
Three Month
LIBOR
(2)
0.792%
(3)
07/21/26
— (2) (2)
Barclays USD 5,402
Three Month
LIBOR
(2)
0.790%
(3)
07/21/26
— (1) (1)
Barclays USD 6,951
0.726%
(2)
Three Month LIBOR
(2)
07/22/26
— (20) (20)
Barclays USD 5,386
0.814%
(2)
Three Month LIBOR
(2)
07/27/26
— 7 7
Barclays USD 27,353
0.806%
(2)
Three Month LIBOR
(2)
08/04/26
— 21 21
Barclays USD 21,918
Three Month
LIBOR
(2)
0.950%
(3)
09/15/26
86 (225) (139)
Barclays USD 621
0.645%
(2)
Three Month LIBOR
(2)
07/15/30
— (29) (29)
Barclays USD 18,467
0.556%
(2)
Three Month LIBOR
(2)
08/05/30
— (1,017) (1,017)
Barclays USD 18,467
Three Month
LIBOR
(2)
0.564%
(3)
09/08/30
— 1,026 1,026
Barclays USD 17,236
Three Month
LIBOR
(2)
0.717%
(3)
10/07/30
— 739 739
Barclays USD 18,467
Three Month
LIBOR
(2)
0.724%
(3)
11/04/30
— 795 795
Barclays USD 214
Three Month
LIBOR
(2)
1.212%
(3)
02/16/31
— — —
Barclays USD 193
Three Month
LIBOR
(2)
1.366%
(3)
02/22/31
— (2) (2)
Barclays USD 151
Three Month
LIBOR
(2)
1.426%
(3)
02/24/31
— (3) (3)
Barclays USD 161
Three Month
LIBOR
(2)
1.519%
(3)
03/02/31
— (4) (4)
Barclays USD 21,692
1.609%
(2)
Three Month LIBOR
(2)
03/08/31
— 766 766
Barclays USD 648
Three Month
LIBOR
(2)
1.525%
(3)
03/15/31
— (18) (18)
Barclays USD 241
Three Month
LIBOR
(2)
1.165%
(3)
04/15/31
— 2 2
Barclays USD 648
1.465%
(2)
Three Month LIBOR
(2)
04/15/31
— 14 14
Barclays USD 17,942
Three Month
LIBOR
(2)
1.538%
(3)
04/19/31
— (508) (508)
Barclays USD 648
Three Month
LIBOR
(2)
1.702%
(3)
04/21/31
— (28) (28)
Barclays USD 12,382
1.655%
(2)
Three Month LIBOR
(2)
05/04/31
— 486 486
Barclays USD 6,811
1.591%
(2)
Three Month LIBOR
(2)
05/05/31
— 226 226
Barclays USD 648
1.573%
(2)
Three Month LIBOR
(2)
05/17/31
— 20 20

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 648
1.644%
(2)
Three Month LIBOR
(2)
05/21/31
— 25 25
Barclays USD 3,803
Three Month
LIBOR
(2)
1.612%
(3)
05/27/31
— (133) (133)
Barclays USD 6,837
1.465%
(2)
Three Month LIBOR
(2)
06/14/31
— 143 143
Barclays USD 648
1.558%
(2)
Three Month LIBOR
(2)
06/16/31
— 19 19
Barclays USD 648
1.450%
(2)
Three Month LIBOR
(2)
06/23/31
— 13 13
Barclays USD 5,108
1.462%
(2)
Three Month LIBOR
(2)
06/24/31
9 96 105
Barclays USD 5,108
Three Month
LIBOR
(2)
1.462%
(3)
06/24/31
— (105) (105)
Barclays USD 6,539
1.470%
(2)
Three Month LIBOR
(2)
06/29/31
— 139 139
Barclays USD 2,099
Three Month
LIBOR
(2)
1.472%
(3)
06/30/31
— (45) (45)
Barclays USD 6,202
1.466%
(2)
Three Month LIBOR
(2)
07/01/31
— 129 129
Barclays USD 1,755
Three Month
LIBOR
(2)
1.437%
(3)
07/02/31
— (31) (31)
Barclays USD 1,012
1.463%
(2)
Three Month LIBOR
(2)
07/06/31
— 21 21
Barclays USD 819
1.339%
(2)
Three Month LIBOR
(2)
07/08/31
— 7 7
Barclays USD 4,026
Three Month
LIBOR
(2)
1.337%
(3)
07/08/31
— (34) (34)
Barclays USD 446
1.457%
(2)
Three Month LIBOR
(2)
07/09/31
— 9 9
Barclays USD 4,215
1.283%
(2)
Three Month LIBOR
(2)
07/09/31
— 13 13
Barclays USD 952
1.282%
(2)
Three Month LIBOR
(2)
07/12/31
— 3 3
Barclays USD 233
Three Month
LIBOR
(2)
1.165%
(3)
07/15/31
— 2 2
Barclays USD 910
Three Month
LIBOR
(2)
1.373%
(3)
07/15/31
— (11) (11)
Barclays USD 963
1.460%
(2)
Three Month LIBOR
(2)
07/15/31
— 19 19
Barclays USD 923
1.363%
(2)
Three Month LIBOR
(2)
07/16/31
— 10 10
Barclays USD 3,712
Three Month
LIBOR
(2)
1.273%
(3)
07/26/31
— (7) (7)
Barclays USD 2,034
1.296%
(2)
Three Month LIBOR
(2)
07/27/31
— 8 8
Barclays USD 1,440
Three Month
LIBOR
(2)
1.252%
(3)
07/29/31
— — —
Barclays USD 2,916
1.273%
(2)
Three Month LIBOR
(2)
08/02/31
— 5 5
Barclays USD 31,112
Three Month
LIBOR
(2)
1.650%
(3)
09/15/31
(475) (643) (1,118)
Barclays USD 445
Three Month
LIBOR
(2)
1.328%
(3)
06/12/40
— 24 24
Barclays USD 289
Three Month
LIBOR
(2)
1.268%
(3)
06/19/40
— 17 17
Barclays USD 578
Three Month
LIBOR
(2)
1.250%
(3)
06/19/40
— 35 35
Barclays USD 811
Three Month
LIBOR
(2)
1.322%
(3)
06/19/40
— 45 45
Barclays USD 1,564
Three Month
LIBOR
(2)
1.345%
(3)
09/19/40
— 83 83
Barclays USD 964
Three Month
LIBOR
(2)
2.280%
(3)
06/12/41
— (23) (23)
Barclays USD 830
Three Month
LIBOR
(2)
1.325%
(3)
06/06/50
— 75 75
Barclays USD 1,304
Three Month
LIBOR
(2)
1.275%
(3)
09/19/50
— 126 126
Barclays USD 39,994
Three Month
LIBOR
(2)
1.160%
(3)
10/16/50
103 4,623 4,726
Barclays USD 8,203
1.305%
(2)
Three Month LIBOR
(2)
10/27/50
— (681) (681)
Barclays USD 8,370
1.410%
(2)
Three Month LIBOR
(2)
11/12/50
— (481) (481)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 6,983
Three Month
LIBOR
(2)
1.256%
(3)
11/23/50
— 665 665
Barclays USD 9,600
1.400%
(2)
Three Month LIBOR
(2)
12/04/50
— (574) (574)
Barclays USD 9,768
1.563%
(2)
Three Month LIBOR
(2)
01/11/51
— (197) (197)
Barclays USD 4,017
1.708%
(2)
Three Month LIBOR
(2)
02/08/51
— 62 62
Barclays USD 3,640
1.727%
(2)
Three Month LIBOR
(2)
02/12/51
— 73 73
Barclays USD 9,613
1.890%
(2)
Three Month LIBOR
(2)
02/18/51
— 578 578
Barclays USD 4,775
1.985%
(2)
Three Month LIBOR
(2)
04/20/51
— 402 402
Barclays USD 4,614
Three Month
LIBOR
(2)
1.876%
(3)
06/11/51
— (265) (265)
Barclays USD 711
Three Month
LIBOR
(2)
2.150%
(3)
06/12/51
— (28) (28)
Barclays USD 7,322
Three Month
LIBOR
(2)
1.779%
(3)
06/21/51
— (243) (243)
Barclays USD 1,286
Three Month
LIBOR
(2)
1.744%
(3)
07/06/51
— (32) (32)
Barclays USD 4,086
Three Month
LIBOR
(2)
1.670%
(3)
07/08/51
— (26) (26)
Barclays USD 1,742
Three Month
LIBOR
(2)
1.725%
(3)
07/16/51
— (35) (35)
Barclays USD 8,021
Three Month
LIBOR
(2)
1.529%
(3)
07/21/51
— 231 231
Barclays USD 7,000
1.652%
(2)
Three Month LIBOR
(2)
07/23/51
— 13 13
Barclays USD 9,860
2.000%
(2)
Three Month LIBOR
(2)
09/15/51
514 339 853
Barclays USD 1,121
Three Month
LIBOR
(2)
1.250%
(3)
06/06/55
— 144 144
Barclays USD 711
Three Month
LIBOR
(2)
2.090%
(3)
06/12/55
— (49) (49)
Barclays USD 412
Three Month
LIBOR
(2)
1.026%
(3)
06/18/55
— 74 74
Barclays USD 515
Three Month
LIBOR
(2)
1.025%
(3)
06/18/55
— 93 93
Barclays USD 4,034
1.080%
(2)
Three Month LIBOR
(2)
08/14/55
— (678) (678)
Barclays USD 1,408
Three Month
LIBOR
(2)
1.178%
(3)
09/19/55
— 204 204
Barclays USD 1,211
1.570%
(2)
Three Month LIBOR
(2)
11/12/55
— (65) (65)
Barclays USD 445
Three Month
LIBOR
(2)
1.155%
(3)
06/12/60
— 59 59
Barclays USD 491
Three Month
LIBOR
(2)
1.155%
(3)
06/19/60
— 65 65
Barclays USD 467
Three Month
LIBOR
(2)
1.794%
(3)
02/05/61
— (5) (5)
Credit Suisse HUF 583,900
Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 27 27
Credit Suisse CNY 2,900
2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (2) (2)
Credit Suisse CNY 5,500
2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— 2 2
Credit Suisse CNY 10,000
2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 22 22
Credit Suisse CNY 4,300
2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— 4 4
Credit Suisse CNY 3,700
2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26
— 8 8
Credit Suisse CNY 1,600 2.576%
(2)
China Interbank Repo
Rate 3 Months
(2)
07/15/26 — 1 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å) 1,061 5,563 6,624
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 62,504 $ 21 $ — $ 62,525
International Debt — 27,057 — — 27,057
Loan Agreements — — — — —
*
Mortgage-Backed Securities — 131,660 — — 131,660
Non-US Bonds — 19,251 — — 19,251
Common Stocks
Consumer Discretionary 15,455 20,232 — — 35,687
Consumer Staples 1,963 11,112 — — 13,075
Energy 8,571 4,311 — — 12,882
Financial Services 41,392 30,172 — — 71,564
Health Care 3,672 13,286 — — 16,958
Materials and Processing 27,357 16,764 — — 44,121
Producer Durables 14,360 23,444 1,766 — 39,570
Technology 11,688 10,115 — — 21,803
Utilities 12,393 16,236 — — 28,629
Preferred Stocks 9,953 2,241 — — 12,194
Options Purchased 3,400 52,977 — — 56,377
Short-Term Investments 103 32,761 13 72,589 105,466
Other Securities — — — 6,755 6,755
Total Investments 150,307 474,123 1,800 79,344 705,574
Other Financial Instruments
Assets
Futures Contracts 9,243 — — — 9, 243
Foreign Currency Exchange Contracts 3 5 1,594 — — 1,629
Total Return Swap Contracts — 52 — — 52
Interest Rate Swap Contracts — 15,819 — — 15,819
Liabilities
Futures Contracts (7,330) — — — (7,330)
Options Written (112) (27,570) — — (27,682)
Foreign Currency Exchange Contracts (35) (605) — — (640)
Total Return Swap Contracts — (52) — — (52)
Interest Rate Swap Contracts — (9,195) — — (9,195)
Total Other Financial Instruments
**
$ 1,80 1 $ (19,957) $ — $ — $ (18,156)
* Less than $500.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
6,638
Belgium ..............................................................................................
505
Brazil ..................................................................................................
3,436
Burkina Faso .......................................................................................
98
Cameroon ............................................................................................
332
Canada ................................................................................................
22,211
Chile ...................................................................................................
1,623
China ..................................................................................................
2,471
Colombia .............................................................................................
1,593
Czech Republic ...................................................................................
2,832
Denmark .............................................................................................
5,897
Dominican Republic ...........................................................................
6
Finland ...............................................................................................
351
France .................................................................................................
12,611
Germany .............................................................................................
10,813
Ghana .................................................................................................
27
Greece ................................................................................................
108
Hong Kong ..........................................................................................
2,350
Hungary ..............................................................................................
317
Indonesia ............................................................................................
3,829
Ireland ................................................................................................
1,633
Israel ...................................................................................................
272
Italy ....................................................................................................
3,762
Japan ..................................................................................................
65,028
Kazakhstan .........................................................................................
1,155
Macao .................................................................................................
92
Malaysia ..............................................................................................
287
Mexico ................................................................................................
3,998
Monaco ...............................................................................................
256
Mongolia .............................................................................................
2,750
Netherlands ........................................................................................
5,859
New Zealand .......................................................................................
485
Norway ................................................................................................
629
Peru ....................................................................................................
1,258
Philippines ..........................................................................................
206
Poland .................................................................................................
764
Puerto Rico .........................................................................................
2,816
Romania ..............................................................................................
850
Russia .................................................................................................
10,916
Singapore ............................................................................................
2,368
South Africa ........................................................................................
1,820
South Korea ........................................................................................
4,981
Spain ...................................................................................................
2,690
Sweden ................................................................................................
6,267

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Amounts in thousands
Country Exposure
Fair Value
$
Switzerland .........................................................................................
9,263
Taiwan .................................................................................................
889
Thailand ..............................................................................................
1,401
Turkey .................................................................................................
361
Ukraine ...............................................................................................
1,418
United Kingdom ..................................................................................
38,034
United States .......................................................................................
455,018
Total Investments ................................................................................ 705,574

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 32.5%
Corporate Bonds and Notes - 8.6%
Aircastle, Ltd.
4.250% due 06/15/26 135 148
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 210
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 2,269 2,146
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 1,090 1,101
5.375% due 10/15/23 1,139 1,146
Ares Capital Corp.
4.625% due 03/01/24 1,913 2,070
Ball Corp.
2.875% due 08/15/30 39 39
Benefitfocus, Inc.
1.250% due 12/15/23 957 893
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 940 968
CalAmp Corp.
2.000% due 08/01/25 955 878
Calpine Corp.
3.750% due 03/01/31 (Þ) 393 378
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 100 103
Centene Corp.
2.500% due 03/01/31 27 27
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
5.375% due 05/01/47 225 278
CIT Group, Inc.
5.000% due 08/01/23 250 270
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61 65
Series WI
5.000% due 09/15/26 515 527
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 75
Colony Capital, Inc.
5.000% due 04/15/23 2,267 2,313
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 213
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 400 380
DCP Midstream Operating, LP
5.125% due 05/15/29 277 309
5.600% due 04/01/44 54 62
DISH Network Corp.
2.375% due 03/15/24 2,406 2,325
DocuSign, Inc.
0.000% due 01/15/24 785 836
Domtar Corp.
6.250% due 09/01/42 408 433
Energy Transfer, LP
6.250% due 12/31/99 (USD 3
Month LIBOR + 4.028%)(Ê)(ƒ) 254 229
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 69
5.050% due 04/01/45 103 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 06/01/47 72 70
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3
Month LIBOR + 2.570%)(Ê) 713 736
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 133 146
Exantas Capital Corp.
4.500% due 08/15/22 925 913
EZCORP, Inc.
2.375% due 05/01/25 983 866
FireEye, Inc.
Series B
1.625% due 06/01/35 2,803 2,778
Flexion Therapeutics, Inc.
3.375% due 05/01/24 272 242
General Electric Co.
Series D
3.449% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 170 166
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (USD 3
Month LIBOR + 3.436%)(Ê)(ƒ)(Ñ) 130 148
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 700 743
Granite Point
5.625% due 12/01/22 (Þ) 1,881 1,861
Greenlight Capital, Inc.
4.000% due 08/01/23 1,135 1,084
Haemonetics Corp.
0.000% due 03/01/26 2,311 1,970
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 797
HCA, Inc.
3.500% due 09/01/30 506 549
7.500% due 11/15/95 221 328
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 464 441
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 605 647
Innoviva, Inc.
2.125% due 01/15/23 1,966 2,021
International Consolidated Airlines
0.500% due 07/04/23 100 115
Invacare Corp.
5.000% due 11/15/24 221 211
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 2,226 2,043
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3
Month LIBOR + 2.580%)(Ê)(ƒ) 50 51
KB Home
4.800% due 11/15/29 14 15
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 343
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,462 1,547
L Brands, Inc.
Series WI
6.875% due 11/01/35 125 161
LendingTree, Inc.
0.500% due 07/15/25 2,127 1,916

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 145 149
Liberty Broadband Corp.
1.250% due 09/30/50 1,209 1,226
2.750% due 09/30/50 519 557
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 344 358
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,086 2,035
Limelight Networks, Inc.
3.500% due 08/01/25 838 747
Lumen Technologies, Inc.
4.000% due 02/15/27 (Þ) 100 103
Macquarie Infrastructure Corp.
2.000% due 10/01/23 1,611 1,603
Marathon Oil Corp.
5.200% due 06/01/45 225 270
MFA Financial, Inc.
6.250% due 06/15/24 2,514 2,555
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,818 2,386
MicroStrategy, Inc.
5.340% due 02/15/27 778 576
Momo, Inc.
1.250% due 07/01/25 (Þ) 431 360
New Mountain Finance Corp.
5.750% due 08/15/23 1,882 1,983
New Relic, Inc.
0.500% due 05/01/23 1,697 1,692
NIO, Inc.
0.000% due 02/01/26 395 344
Novelis Corp.
4.750% due 01/30/30 (Þ) 281 299
Nutanix, Inc.
4.898% due 01/15/23 (Þ) 1,304 1,360
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 84 81
OneMain Finance Corp.
3.500% due 01/15/27 29 30
4.000% due 09/15/30 14 14
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 690 605
Patrick Industries, Inc.
1.000% due 02/01/23 (Ñ) 159 180
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,339 2,355
Plains All American Pipeline, LP
Series B
6.125% due 12/31/99 (USD 3
Month LIBOR + 4.110%)(Ê)(ƒ) 756 676
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 53
4.500% due 09/15/31 (Þ) 71 72
Precigen, Inc.
3.500% due 07/01/23 1,381 1,157
Quotient Technology, Inc.
1.750% due 12/01/22 542 545
Radius Health, Inc.
3.000% due 09/01/24 904 817
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 137
Redwood Trust, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 08/15/23 1,095 1,098
Retrophin, Inc.
2.500% due 09/15/25 265 225
RWT Holdings, Inc.
5.750% due 10/01/25 1,606 1,632
Seagate HDD Cayman
3.375% due 07/15/31 (Þ) 177 174
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 427
SFL Corp., Ltd.
4.875% due 05/01/23 752 740
SmileDirectClub LLC
0.000% due 02/01/26 623 480
Splitrock Services, Inc.
5.500% due 02/28/24 914 763
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,419 1,513
Stride, Inc.
1.125% due 09/01/27 283 258
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,222 2,165
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Ñ)(Þ) 397 381
Taylor Morrison Communities, Inc.
5.875% due 06/15/27 (Þ) 185 209
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 421 435
6.875% due 11/15/31 150 172
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 323
Theravance Biopharma, Inc.
3.250% due 11/01/23 258 240
Tilray, Inc.
5.000% due 10/01/23 1,813 1,768
T-Mobile USA, Inc.
4.500% due 04/15/50 25 31
Triarco Industries LLC
5.875% due 08/01/37 567 521
Veeco Instruments, Inc.
2.700% due 01/15/23 1,263 1,257
Vishay Intertechnology, Inc.
2.250% due 06/15/25 558 585
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,628 1,680
4.750% due 02/15/26 127 141
84,037
International Debt - 2.1%
AerCap Holdings NV
5.875% due 10/10/79 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.535%)
(Ê) 300 315
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 225 242
Akbank TAS
Series REGS
5.125% due 03/31/25 200 202
ams AG
0.875% due 09/28/22 2,200 2,136
Arcelik AS
Series REGS
5.000% due 04/03/23 200 207

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ashland Services BV
Series REGS
2.000% due 01/30/28 450 543
Ball Corp.
1.500% due 03/15/27 100 121
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 200 195
Bank of Ireland Group PLC
4.125% due 09/19/27 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.500%)
(Ê) 200 204
Barclays Bank PLC
6.278% due 12/29/49 (USD 3
Month LIBOR + 1.550%)(Ê)(ƒ) 360 485
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 100 121
1.500% due 01/15/27 570 699
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 218
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.944%)
(Ê)(ƒ) 200 205
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 506 604
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 207
Clovis Oncology, Inc.
1.250% due 05/01/25 658 474
Credit Suisse Group AG
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.554%)
(Ê)(ƒ) 200 199
Ctrip.com International, Ltd.
1.250% due 09/15/22 809 768
DNB Bank ASA
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.140%)
(Ê)(ƒ) 405 428
Enbridge, Inc.
5.500% due 07/15/77 (USD 3
Month LIBOR + 3.418%)(Ê) 607 651
Falabella SA
Series REGS
3.750% due 10/30/27 200 214
Hope Bancorp, Inc.
2.000% due 05/15/38 2,116 2,037
HSBC Bank PLC
Series 1M
0.417% due 06/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 300 286
Huntsman International LLC
Series WI
4.250% due 04/01/25 280 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 296
Series REGS
2.250% due 01/15/28 276 331
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.446%)
(Ê)(Þ) 200 198
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 198
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416 509
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 796 797
Luminex Corp.
3.000% due 05/15/25 1,382 1,382
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 180 187
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 397 591
Natwest Group PLC
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 222
Netflix, Inc.
Series REGs
3.000% due 06/15/25 200 259
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.274%)
(Ê)(ƒ) 200 210
Royal Bank of Scotland Group PLC
Series B
0.500% due 08/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 130 130
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 178
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 400 477
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 277
Series REGS
7.250% due 04/15/36 150 208
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 200 227
Telecom Italia Capital SA
6.000% due 09/30/34 70 80
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 241
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 199

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vale Overseas, Ltd.
6.250% due 08/10/26 100 120
Weibo Corp.
1.250% due 11/15/22 (Þ) 817 776
WisdomTree Investments, Inc.
3.250% due 06/15/26 736 702
20,931
Mortgage-Backed Securities - 17.9%
Fannie Mae
4.500% due 2049 36 39
5.000% due 2049 111 123
30 Year TBA(Ï)
2.000% 21,000 21,418
2.500% 20,000 20,819
3.000% 7,000 7,321
4.000% 16,000 17,099
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 1,191 257
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,274 429
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 3,409 520
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,500 285
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,459 211
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 623 24
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 450 25
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,134 408
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 3,805 799
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 5,153 1,486
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 321 12
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 272 8
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 448 32
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 161 6
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 399 20
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 2,647 657
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 882 149
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,463 271
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,200 452
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 4,684 940
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 3,140 726
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,988 1,102
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,853 693
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,032 1,071
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 4,268 712
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,272 210
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 919 75
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 1,871 170
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,729 295
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 3,223 593
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 714 72
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 1,743 308

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,386 972
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,757 519
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 4,303 783
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,263 505
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,851 456
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,532 71
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 1,554 122
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,536 183
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,914 467
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,748 558
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,090 427
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,344 514
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,258 511
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,948 522
Series 2019-83 Class QS
Interest Only STRIP
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 3,924 743
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 7,919 977
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 5,253 991
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,832 1,043
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 4,884 657
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 4,904 594
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 4,229 621
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 8,463 889
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 2,076 383
Series 2021-25 Class IJ
Interest Only STRIP
3.500% due 05/25/51 11,020 860
Series 2021-25 Class IT
Interest Only STRIP
4.000% due 05/25/51 6,824 658
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 319 53
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 229 41
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 42 —
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,277 456
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 438 24
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 233 26
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 385 30
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 996 204
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê) 56 1
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 744 58
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 852 27

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 2,296 397
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 390 19
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 1,327 132
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 1,981 283
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,177 212
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,045 714
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 1,943 201
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 (Š) 30 —
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 446 35
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 823 161
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 155 4
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 1,122 75
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 317 24
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,233 221
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 3,061 345
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 1,930 154
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,671 469
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 5,285 673
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 5,328 913
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 2,086 339
Series 2020-4949 Class IO
Interest Only STRIP
4.000% due 01/25/50 4,670 703
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 4,934 838
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,978 545
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,091 399
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 4,213 534
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 4,596 768
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,868 398
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,588 1,167
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 6,821 955
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 4,917 719
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,004 1,041
Series 2020-5049 Class AI
Interest Only STRIP
4.500% due 12/25/50 4,167 728
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 5,478 818
Series 2021-5072
Interest Only STRIP
3.500% due 01/25/51 2,276 362
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 7,523 1,021
Series 2021-5080 Class IQ
Interest Only STRIP
3.500% due 04/25/50 5,178 737
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 6,622 815
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,695 485

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ginnie Mae II
3.500% due 2049 143 155
5.000% due 2049 226 248
5.500% due 2049 89 100
4.000% due 2050 28 30
5.000% due 2050 205 225
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 2,261 328
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 3,713 591
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 3,585 581
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,424 128
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,267 67
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 582 24
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 2,690 472
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 442 23
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 447 19
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 623 99
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,131 172
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 5,223 188
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 4,455 236
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 14,648 539
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 11,722 730
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 551 20
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,627 406
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 480 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 429 40
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 4,433 567
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 5,694 320
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,154 44
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 6 1
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 296 6
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 692 74
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,161 528
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,044 194
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,047 22
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 3,168 622
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,522 271
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,956 273
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,199 149
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 11,189 677
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 1,740 103
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 2,003 289
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 545 20
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 1,556 252
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 601 65

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 670 61
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 586 9
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 728 56
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,143 64
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,664 81
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 585 102
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 3,267 615
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,267 171
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 869 49
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 472 27
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,308 88
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,186 152
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 927 72
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,157 68
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 565 28
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 198 32
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 218 21
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 1,431 104
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1
Month LIBOR + 6.100%)(Ê) 769 162
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 548 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 596 52
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 3,000 185
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 351 56
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 13,633 816
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 820 40
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,723 119
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 5,024 268
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 7,488 626
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 3,110 123
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 9,464 780
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 5,691 488
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 5,181 370
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 6,139 500
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 2,101 191
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,462 137
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 8,877 827
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 149 3
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,199 117
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,807 454
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,119 200
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 3,901 664

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 309 20
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,415 268
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 2,663 115
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 2,123 429
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 1,107 95
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 3,412 761
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 1,020 39
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 1,666 132
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 247 35
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 312 52
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 301 22
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 777 62
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 2,136 376
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 376 71
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 523 47
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 13,497 1,073
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 7,297 694
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 2,041 206
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,601 193
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 9,468 832
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 5,707 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 2,244 202
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 4,903 378
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 4,563 293
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,560 133
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,974 379
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 4,325 313
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,274 299
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,672 119
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 388 42
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,618 275
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,761 284
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 7,727 569
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 10,396 695
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 572 40
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,580 187
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 450 54
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 11,165 1,099
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 5,430 378
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 6,386 492
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 7,060 740
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 4,804 537

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,734 254
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 15,457 999
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 6,483 669
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 6,752 747
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,494 241
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,382 311
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,880 339
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,519 269
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 2,909 438
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 1,528 199
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,497 387
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 1,761 324
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 2,054 132
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 3,431 408
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 4,255 427
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 3,193 231
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 5,707 417
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,349 334
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 5,300 372
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 4,758 294
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,360 233
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,469 282
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 4,782 469
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,014 189
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 2,784 244
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 14,752 572
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 6,989 559
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 11,212 768
Series 2018-H09 Class EI
Interest Only STRIP
1.523% due 06/20/68 (~)(Ê) 8,923 817
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 4,856 409
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 10,544 905
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 4,795 413
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 3,658 314
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 9,169 746
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 2,129 296
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,655 589
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 280 31
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 2,712 351
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,543 572

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,662 835
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 213 31
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 4,933 607
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 3,428 445
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 2,559 321
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 7,193 306
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 6,685 348
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 5,653 272
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 6,117 714
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 4,440 303
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 2,603 312
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 7,317 891
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 3,978 778
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,587 826
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 2,654 346
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 20,594 954
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 2,913 228
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,905 671
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 5,623 721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 5,728 954
Series 2021-77 Class IL
Interest Only STRIP
3.000% due 07/20/50 4,993 335
Series 2021-77 Class SM
Interest Only STRIP
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,498 584
Series 2021-78 Class IP
Interest Only STRIP
3.000% due 05/20/51 8,773 630
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 6,092 501
176,205
Non-US Bonds - 3.3%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ) EUR 400 521
ADLER Group SA
2.750% due 11/13/26 EUR 100 118
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 119
Altice Financing SA
Series REGS
3.000% due 01/15/28 EUR 263 298
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 228 261
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384 546
Banco BPM SpA
1.625% due 02/18/25 EUR 250 303
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 256
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 640 127
10.000% due 01/01/25 BRL 1,603 321
10.000% due 01/01/27 BRL 2,826 566
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 411
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 EUR 200 244
Cellnex Telecom SA
0.750% due 11/20/31 EUR 400 467
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,000,000 1,387
Colombian Titulos de Tesoreria

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
10.000% due 07/24/24 COP 5,506,000 1,617
7.500% due 08/26/26 COP 337,100 92
7.750% due 09/18/30 COP 1,959,700 532
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(~)(ƒ) EUR 400 490
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 506
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 12,220 535
Series 97
0.450% due 10/25/23 CZK 44,720 2,034
Deutsche Postbank Funding Trust III
0.248% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 293
Dominican Republic Government
International Bond
8.000% due 06/11/28 (Þ) DOP 400 7
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 100 120
Electricite de France SA
6.000% due 12/29/49 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 13 Year Rate + 3.958%)
(Ê)(ƒ) GBP 400 625
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 100 118
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 126
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 100 120
2.250% due 11/15/27 EUR 384 464
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.149%)(Ê)(ƒ) EUR 100 118
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 118
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 34,521,000 2,711
Series FR72
8.250% due 05/15/36 IDR 12,835,000 989
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 122
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 250 295
Kleopatra Holdings 2 SCA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.500% due 09/01/26 EUR 100 113
Lorca Telecom Bondco SA
Series REGS
4.000% due 09/18/27 EUR 100 122
Marks & Spencer PLC
4.500% due 07/10/27 GBP 300 447
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 131
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 5,150 269
Series M
5.750% due 03/05/26 MXN 1,103 54
7.750% due 05/29/31 MXN 13,297 709
7.750% due 11/13/42 MXN 1,880 96
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (Ê)(~) EUR 100 60
Orsted A/S
1.750% due 12/09/99 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(ƒ) EUR 100 122
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 1,160 307
6.350% due 08/12/28 PEN 2,335 603
6.900% due 08/12/37 PEN 3,620 850
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 301
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 122
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 22,010 1,428
Series 2032
8.250% due 03/31/32 ZAR 3,590 224
Series 2037
8.500% due 01/31/37 ZAR 2,000 117
Rexel SA
2.125% due 06/15/28 EUR 100 122
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100 1,299
Series 15YR
5.800% due 07/26/27 RON 1,100 303
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 188,183 2,618
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 100 120
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 251
Smurfit Kappa Treasury ULC
1.500% due 09/15/27 EUR 263 334
SoftBank Group Corp.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 04/20/23 EUR 100 122
Solvay SA
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.917%)(Ê)(ƒ) EUR 300 383
Telefonica Europe BV
2.502% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 2.663%)(Ê)(ƒ) EUR 100 122
Thailand Government Bond
2.000% due 12/17/22 THB 8,340 259
3.625% due 06/16/23 THB 40,250 1,295
2.000% due 12/17/31 THB 4,000 127
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 228
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 275
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210 243
Veolia Environnement SA
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 100 121
Verallia SA
1.625% due 05/14/28 EUR 100 121
Volvo Car AB
2.000% due 01/24/25 EUR 200 249
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 150 177
32,821
United States Government Treasuries - 0.6%
United States Treasury Notes
0.625% due 12/31/27 5,571 5,466
Total Long-Term Investments
(cost $316,237) 319,460
Common Stocks - 48.3%
Consumer Discretionary - 5.2%
adidas AG
2,303
837
Afya, Ltd. Class A(Æ)
13,335
307
Aisin Seiki Co., Ltd.
20,600
833
Alibaba Group Holding, Ltd.(Æ)
40,700
994
Amazon.com, Inc.(Æ)
707
2,353
Aoyama Trading Co., Ltd.(Æ)
26,500
169
B&M European Value Retail SA
26,468
203
Barnes & Noble Education, Inc.(Æ)
114,875
959
Boyd Gaming Corp.(Æ)
3,237
185
Caesars Entertainment, Inc.(Æ)
1,389
121
Caleres, Inc.
63,161
1,563
Carrols Restaurant Group, Inc.(Æ)
178,026
874
Cie Generale des Etablissements
Michelin SCA Class B
691
113
Citizen Watch Co., Ltd.
168,900
661
City Developments, Ltd.
16,400
83
Cogeco Communications, Inc.
1,027
97
Comcast Corp. Class A
16,851
991
Comet Holding AG
1,508
494
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Costco Wholesale Corp.
652
280
Davide Campari-Milano NV(Æ)
47,784
673
Dechra Pharmaceuticals PLC
19,270
1,330
Del Taco Restaurants, Inc.(Æ)
55,377
471
D-MARKET Elektronik Hizmetler ve
Ticaret Anonim Sirketi - ADR(Æ)
9,979
131
Dollar General Corp.
787
183
Dollar Tree, Inc.(Æ)
867
87
eBay, Inc.
8,293
566
Farfetch, Ltd. Class A(Æ)
7,557
379
Fossil Group, Inc.(Æ)
59,000
745
Galaxy Entertainment Group, Ltd.(Æ)
35,000
238
Games Workshop Group PLC
3,503
554
Garmin, Ltd.
753
118
Geely Automobile Holdings, Ltd.
103,000
345
General Motors Co.(Æ)
30,229
1,718
Genuine Parts Co.
855
109
Grand Canyon Education, Inc.(Æ)
1,344
124
H&R Block, Inc.
59,469
1,460
Hermes International
119
182
Home Depot, Inc. (The)
1,328
436
Honda Motor Co., Ltd.
77,300
2,474
Howden Joinery Group PLC
10,826
135
J Front Retailing Co., Ltd.
73,900
622
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A
9,500
240
John Wiley & Sons, Inc. Class A
2,160
127
Kering
1,261
1,132
Koito Manufacturing Co., Ltd.
37,961
2,322
Komeri Co., Ltd.
29,000
704
K's Holdings Corp.
19,500
230
Lear Corp.
12,023
2,104
LKQ Corp.(Æ)
2,402
122
LVMH Moet Hennessy Louis Vuitton
SE - ADR
711
569
MIPS AB
4,471
471
Moncler SpA
16,639
1,146
Murata Manufacturing Co., Ltd.
4,100
340
Naspers, Ltd. Class N
1,260
243
Nike, Inc. Class B
6,430
1,077
Nissan Motor Co., Ltd.(Æ)
69,300
401
nVent Electric PLC
41,776
1,321
On the Beach Group PLC(Æ)(Þ)
87,062
393
Pernod Ricard SA
2,864
632
Persimmon PLC Class A
2,179
88
Ralph Lauren Corp. Class A
7,557
858
Sands China, Ltd.(Æ)
264,000
903
SMART Global Holdings, Inc.(Æ)
28,274
1,324
Spectris PLC
2,215
110
Sumitomo Electric Industries, Ltd.
128,700
1,829
Takashimaya Co., Ltd.
28,300
293
Target Corp.
1,143
298
Teleperformance - GDR
3,910
1,650
TJX Cos., Inc. (The)
332
23
Tractor Supply Co.
625
113
Transcontinental, Inc. Class A - ADR
7,353
146
United Arrows, Ltd.
16,500
286
Wacoal Holdings Corp.
14,800
337
Walmart, Inc.
8,293
1,182
Walt Disney Co. (The)(Æ)
5,417
954
Weichai Power Co., Ltd. Class H
120,000
263

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xebio Holdings Co., Ltd.
21,700
199
XPeng, Inc.(Æ)
11,600
223
Yamada Denki Co., Ltd.
186,700
881
Yum China Holdings, Inc.
2,495
155
Zillow Group, Inc. Class A(Æ)
3,332
357
51,243
Consumer Staples - 1.8%
Adecoagro SA(Æ)
48,260
461
Ajinomoto Co., Inc.
11,700
298
Alimentation Couche-Tard, Inc. Class B
1,431
58
Ambev SA
39,000
125
Astarta Holding NV(Ñ)
17,362
215
Campbell Soup Co.
3,710
162
Carrefour SA
12,154
226
Casey's General Stores, Inc.
557
110
Clorox Co. (The)
446
81
CVS Health Corp.
1,304
107
Dino Polska SA(Æ)(Þ)
9,171
734
Energizer Holdings, Inc. - GDR(Æ)
43,658
1,793
Estee Lauder Cos., Inc. (The) Class A
457
153
First Resources, Ltd.
357,097
359
Flowers Foods, Inc.
4,515
106
General Mills, Inc.
767
45
Golden Agri-Resources, Ltd.
5,053,000
857
HelloFresh SE(Æ)
12,125
1,137
Hengan International Group Co., Ltd.
29,500
176
Honest Co., Inc.(Æ)(Ñ)
23,120
332
Ingredion, Inc.
1,425
125
Japan Tobacco, Inc.
114,900
2,247
Kao Corp.
7,200
433
Kernel Holding SA
38,320
531
Kirin Holdings Co., Ltd.
108,700
1,989
Koninklijke Ahold Delhaize NV
1,708
53
Kroger Co. (The)
3,877
158
KT&G Corp.
1,354
97
Lenta PLC - GDR(Æ)
105,913
337
LG Household & Health Care, Ltd.
81
103
Loblaw Cos., Ltd.
1,615
109
L'Oreal SA
385
176
Monster Beverage Corp.(Æ)
1,191
112
NH Foods, Ltd.
11,100
449
North West Co., Inc. (The)
5,276
154
PepsiCo, Inc.
405
64
Procter & Gamble Co. (The)
2,567
365
Sun Art Retail Group, Ltd.
281,500
175
Thai Beverage PCL
1,212,661
582
Unilever PLC - ADR
34,281
1,973
Uni-President Enterprises Corp.
43,000
113
Wal-Mart de Mexico SAB de CV
38,800
128
18,008
Energy - 1.8%
Cenovus Energy, Inc.
70,356
587
China Petroleum & Chemical Corp.
Class H
206,000
94
China Shenhua Energy Co., Ltd. Class H
114,500
217
Crescent Point Energy Corp.(Ñ)
52,866
193
Denison Mines Corp.(Æ)
131,726
143
Enterprise Products Partners, LP
71,882
1,622
Exxon Mobil Corp.
1,586
91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fission Uranium Corp.(Æ)
462,975
200
Gazprom PJSC
489,393
1,907
Genus PLC
3,842
294
Hess Corp.
9,671
739
Japan Petroleum Exploration Co., Ltd.
4,600
76
Kinder Morgan, Inc.
72,695
1,263
Lukoil PJSC - ADR
11,202
961
NAC Kazatomprom JSC - GDR
28,706
715
NexTier Oilfield Solutions, Inc.(Æ)
228,408
873
PetroChina Co., Ltd. Class H
256,000
107
Petroleo Brasileiro SA - ADR
74,665
797
Pioneer Natural Resources Co.
2,864
416
PTT Public Company, Ltd.
708,705
747
Range Resources Corp.(Æ)
42,921
654
Reliance Industries, Ltd.
22,061
605
Schneider Electric SE
1,251
210
SM Energy Co.
85,111
1,592
Southwestern Energy Co.(Æ)
150,642
710
Total SA
2,502
109
Xcel Energy, Inc.
23,119
1,578
17,500
Financial Services - 10.1%
3i Group PLC
6,299
112
Activia Properties, Inc.(ö)
42
191
Aedifica(ö)
1,266
182
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ)
14,654
777
Aflac, Inc.
1,846
102
AIA Group, Ltd.
116,800
1,402
Allianz SE
901
224
Allied Properties Real Estate Investment
Trust(ö)
6,133
225
Allstate Corp. (The)
191
25
Alpha Bank AE(Æ)
387,136
497
alstria office AG(ö)
10,035
213
American International Group, Inc.
21,389
1,013
American Tower Corp.(ö)
4,168
1,179
Americold Realty Trust(ö)
6,524
253
Apartment Income REIT Corp.(ö)
5,315
280
Apollo Global Management, Inc.
10,867
640
Apple Hospitality REIT, Inc.(ö)
106,576
1,593
ARGAN SA(ö)
723
94
Assicurazioni Generali SpA
2,172
43
Assura PLC(ö)
164,537
178
Axis Bank, Ltd.(Æ)
37,561
358
Axis Capital Holdings, Ltd.
27,959
1,422
Banco Bradesco SA - ADR
134,984
630
Bank Central Asia Tbk PT
433,500
895
Bank Rakyat Indonesia Persero Tbk PT
2,035,400
523
Berkshire Hathaway, Inc. Class B(Æ)
5,771
1,606
BlackRock, Inc. Class A
276
239
Blackstone Group, Inc. (The) Class A
11,686
1,347
Blucora, Inc.(Æ)
39,862
672
Brewin Dolphin Holdings PLC
25,973
130
Bridgepoint Group PLC(Æ)
39,397
266
British Land Co. PLC (The)(ö)
38,752
275
Brixmor Property Group, Inc.(ö)
45,816
1,055
Caixa Seguridade Participacoes SA(Æ)
94,000
198
Canadian Apartment Properties(ö)
2,623
131
CapitaLand Mall Trust Class A(ö)
119,444
190

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CapitaLand, Ltd.
35,400
105
Castellum AB
7,237
203
Catena AB
3,047
183
Cathay Financial Holding Co., Ltd.
66,000
128
CBRE Group, Inc. Class A(Æ)
1,423
137
Chailease Holding Co., Ltd.
107,000
887
Charles Schwab Corp. (The)
16,823
1,143
Charter Hall Group - ADR(ö)
29,487
353
China Construction Bank Corp. Class H
529,000
369
China Merchants Bank Co., Ltd. Class H
149,500
1,141
China Resources Land, Ltd.
258,000
864
Chubb, Ltd.
336
57
Citigroup, Inc.
21,424
1,449
CK Asset Holdings, Ltd.
54,500
372
Commerce Bancshares, Inc.
781
55
Credit Saison Co., Ltd.
91,000
1,084
CTP NV(Æ)(Þ)
4,839
98
Cullen/Frost Bankers, Inc.
1,237
133
Curo Group Holdings Corp.
40,748
643
CyrusOne, Inc.(ö)
7,774
554
Daibiru Corp.
26,800
343
Dai-ichi Life Holdings, Inc.
91,400
1,689
Derwent London PLC(ö)
2,199
111
Deutsche Wohnen SE
1,298
81
Digital Realty Trust, Inc.(ö)
2,052
316
Duke Realty Corp.(ö)
9,748
496
Dundee Corp. Class A
82,535
113
Emerald Holding, Inc.(Æ)
107,630
425
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
283,119
61
Equinix, Inc.(Æ)(ö)
1,093
897
Equities AB
18,531
895
ESR Cayman, Ltd.(Æ)(Þ)
22,800
80
Essex Property Trust, Inc.(ö)
1,745
573
Etalon Group PLC - GDR
185,343
304
Extra Space Storage, Inc.(ö)
4,534
790
EZCORP, Inc. Class A(Æ)
123,632
707
Fastighets AB Balder Class B(Æ)
4,567
316
Fidelity National Financial, Inc.
506
23
FinecoBank Banca Fineco SpA
6,234
112
First Foundation, Inc.
44,139
1,040
FirstRand, Ltd.
34,294
127
Fubon Financial Holding Co., Ltd.
51,000
137
GLP J-REIT(Æ)(ö)
156
279
Goldman Sachs Group, Inc. (The)
4,319
1,619
Goodman Group(ö)
5,364
89
Great-West Lifeco, Inc.
2,898
87
Grupo Financiero Banorte SAB de CV
Class O
80,900
524
Hachijuni Bank, Ltd. (The)
34,500
112
Hana Financial Group, Inc.
18,605
703
Hang Seng Bank, Ltd.
4,700
90
Healthcare Trust of America, Inc. Class
A(ö)
5,855
167
Healthpeak Properties, Inc.(ö)
19,387
717
Highwoods Properties, Inc.(ö)
3,461
165
Hirogin Holdings, Inc.
43,300
233
HomeStreet, Inc.
17,015
642
Hong Kong Exchanges & Clearing, Ltd.
15,300
978
Hongkong Land Holdings, Ltd.
128,939
585
Host Hotels & Resorts, Inc.(Æ)(ö)
23,644
377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICADE(ö)
1,767
162
ICICI Bank, Ltd. - ADR
122,474
2,276
ICICI Prudential Life Insurance Co.,
Ltd.(Þ)
11,142
95
IG Group Holdings PLC
7,942
98
Industrial & Commercial Bank of China,
Ltd. Class H
693,000
385
Instone Real Estate Group AG(Þ)
5,603
174
Intact Financial Corp.
402
55
Interactive Brokers Group, Inc. Class A
1,478
91
Invincible Investment Corp.(ö)
369
145
Invitation Homes, Inc.(ö)
6,118
249
Itau Unibanco Holding SA - ADR
92,050
531
Japan Retail Fund Investment Corp.(ö)
178
186
Jones Lang LaSalle, Inc.(Æ)
2,422
539
JPMorgan Chase & Co.
1,650
250
Jupiter Fund Management PLC
38,949
146
Kasikornbank PCL
175,500
549
KB Financial Group, Inc.
6,642
295
Keppel DC REIT(ö)
41,900
82
Keppel REIT(ö)
143,700
127
Kimco Realty Corp.(ö)
13,478
287
KKR & Co., Inc. Class A
16,422
1,047
Klepierre SA - GDR(ö)
7,892
191
Korean Reinsurance Co.
19,418
161
LEG Immobilien AG
982
155
Link Real Estate Investment Trust(ö)
120,600
1,155
London Stock Exchange Group PLC
7,919
824
LondonMetric Property PLC(ö)
30,510
105
LSR Group PJSC
33,861
352
LX Holdings Corp.(Æ)
1,012
9
M&T Bank Corp.
812
109
Manulife Financial Corp.
3,974
77
MasterCard, Inc. Class A
2,260
872
Medical Properties Trust, Inc.(ö)
11,791
248
Merck & Co., Inc.
30,814
2,369
Mirvac Group(ö)
190,842
401
Mitsubishi Estate Co., Ltd.
156,700
2,459
Mitsubishi UFJ Financial Group, Inc.
202,400
1,072
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
49,200
269
Mitsui Fudosan Co., Ltd.
20,000
468
Mitsui Fudosan Logistics Park, Inc.(Æ)
(ö)
24
134
Moscow Exchange MICEX-RTS PJSC
38,229
90
MS&AD Insurance Group Holdings, Inc.
21,700
671
Neinor Homes SA(Æ)(Þ)
7,187
104
Nippon Building Fund, Inc.(ö)
33
213
Nishi-Nippon Financial Holdings, Inc.
26,000
146
NMI Holdings, Inc. Class A(Æ)
98,516
2,169
Nomura Holdings, Inc.
108,300
541
North Pacific Bank, Ltd.
104,100
223
Orix JREIT, Inc.(ö)
63
120
OTP Bank PLC(Æ)
9,774
527
Park Hotels & Resorts, Inc.(Æ)(ö)
5,185
96
Parkway Life Real Estate Investment
Trust(Æ)(ö)
47,200
162
Partners Group Holding AG
824
1,409
PayPal Holdings, Inc.(Æ)
2,680
738
Ping An Bank Co., Ltd. Class A
106,200
291
Ping An Insurance Group Co. of China,
Ltd. Class H
94,000
825

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Popular, Inc.
24,110
1,754
Progressive Corp. (The)
992
94
Prologis, Inc.(ö)
7,675
983
Prosperity Bancshares, Inc.
398
27
Prosus NV(Æ)
8,425
748
Prudential PLC
25,896
487
Public Bank BHD
115,300
109
Public Storage(ö)
4,647
1,452
RMR Group, Inc. (The) Class A
22,296
875
Safestore Holdings PLC(ö)
13,536
198
Savills PLC
13,774
220
SBA Communications Corp.(ö)
1,795
612
Sberbank of Russia PJSC - ADR
218,605
1,514
Segro PLC(ö)
30,854
522
Shimao Group Holdings, Ltd.
121,000
239
Shimao Services Holdings, Ltd.(Þ)
110,000
255
Siam Cement PCL (The)
7,900
100
Simon Property Group, LP(ö)
6,472
819
Sino Land Co., Ltd.
62,000
95
SP Plus Corp.(Æ)
38,312
1,256
Sprott, Inc.
10,602
391
Sumitomo Mitsui Banking Corp.
69,100
2,329
Sumitomo Mitsui Trust Holdings, Inc.
51,700
1,699
Sun Communities, Inc.(ö)
2,299
451
Sun Hung Kai Properties, Ltd.
34,000
487
Sun Life Financial, Inc.
994
52
T. Rowe Price Group, Inc.
822
168
Tokyu Fudosan Holdings Corp.
17,300
98
Tritax Big Box REIT PLC(ö)
38,965
114
Turkiye Halk Bankasi AS(Æ)
484,107
264
UDR, Inc.(ö)
14,060
773
Unibail-Rodamco-Westfield(Æ)(ö)
1,117
93
United Urban Investment Corp.(ö)
85
125
Ventas, Inc.(ö)
10,217
611
VEREIT, Inc.(ö)
11,975
586
VGP NV
394
81
VICI Properties, Inc.(ö)
6,458
201
Visa, Inc. Class A
3,567
879
Vonovia SE
10,584
706
Voya Financial, Inc.
21,371
1,376
VTB Bank PJSC
294,650,000
196
Welltower, Inc.(ö)
3,014
262
Weyerhaeuser Co.(ö)
3,195
108
Wharf Real Estate Investment Co., Ltd.
31,000
175
Woori Financial Group, Inc.
77,858
734
Workspace Group PLC(ö)
13,320
160
Yellow Cake PLC(Æ)(Þ)
81,402
318
Zurich Insurance Group AG
58
23
99,464
Health Care - 2.9%
3SBio, Inc. Class A(Æ)(Þ)
180,000
150
Abbott Laboratories
1,964
238
AbbVie, Inc.
12,261
1,422
AddLife AB Class B
16,024
535
Agilent Technologies, Inc.
1,571
241
Ambu A/S Class B(Ñ)
17,039
630
Amgen, Inc.
955
231
AstraZeneca PLC
1,236
142
Bristol-Myers Squibb Co.
1,646
112
Cellavision AB
11,797
621
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chemed Corp.
95
45
ChemoMetec A/S
4,817
772
Cigna Corp.
222
51
DexCom, Inc.(Æ)
1,788
922
Edwards Lifesciences Corp.(Æ)
960
108
Evotec SE(Æ)
20,277
842
Exact Sciences Corp.(Æ)
4,740
511
Glenmark Pharmaceuticals, Ltd.
21,995
180
H.U. Group Holdings, Inc.
17,400
452
Illumina, Inc.(Æ)
1,915
949
Intuitive Surgical, Inc.(Æ)
937
929
IQVIA, Inc.(Æ)
2,880
713
Japan Lifeline Co., Ltd.
52,900
666
Jazz Pharmaceuticals PLC(Æ)
526
89
Johnson & Johnson
6,555
1,129
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Þ)
48,500
129
KYORIN Holdings, Inc.
38,500
626
Lantheus Holdings, Inc.(Æ)
35,121
919
Lifco AB(Æ)
17,387
511
Lonza Group AG
911
709
Masimo Corp.(Æ)
169
46
Medtronic PLC
170
22
Novartis AG
1,060
98
Novo Nordisk A/S Class B
14,543
1,347
Organon & Co.
5,254
152
Pfizer, Inc.
2,661
114
Pharmaron Beijing Co., Ltd. Class H(Þ)
17,600
386
PolyPeptide Group AG(Æ)(Þ)
5,989
653
Regeneron Pharmaceuticals, Inc.(Æ)
170
98
ResMed, Inc.
401
109
Roche Holding AG
577
223
Sawai Group Holdings Co., Ltd.
14,800
633
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
9,649
584
Siemens Healthineers AG(Þ)
12,489
825
Straumann Holding AG
427
792
Stryker Corp.
375
102
Suzuken Co., Ltd.
9,200
267
Takeda Pharmaceutical Co., Ltd.
49,900
1,659
Thermo Fisher Scientific, Inc.
107
58
Toho Holdings Co., Ltd.
25,900
436
United Therapeutics Corp.(Æ)
1,238
225
UnitedHealth Group, Inc.
2,626
1,082
Universal Health Services, Inc. Class B
622
100
West Pharmaceutical Services, Inc.
233
96
WuXi AppTec Co., Ltd. Class H(Þ)
28,700
639
Wuxi Biologics (Cayman), Inc.(Æ)(Þ)
48,500
740
Zoetis, Inc. Class A
5,662
1,148
28,208
Materials and Processing - 7.2%
AddTech AB Class B
32,647
679
Akzo Nobel NV
714
88
Aluminum Corp. of China, Ltd. Class
H(Æ)
676,000
411
AngloGold Ashanti, Ltd. - ADR
25,928
520
Anhui Conch Cement Co., Ltd. Class H
75,500
361
Artemis Gold, Inc.(Æ)
70,556
353
Asahi Glass Co., Ltd.
4,200
180
Baoshan Iron & Steel Co. Ltd. Class A
386,563
475

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BASF SE
3,251
255
Bear Creek Mining Corp.(Æ)
109,903
136
Berry Plastics Group, Inc.(Æ)
46,187
2,969
Cameco Corp. Class A
79,356
1,412
Carel Industries SpA(Þ)
15,208
362
CCR SA
210,000
524
Cemex SAB de CV - ADR(Æ)
67,331
547
Centerra Gold, Inc.
152,037
1,222
China Youran Dairy Group, Ltd.(Æ)(Þ)
189,000
108
Copart, Inc.(Æ)
828
122
Cornerstone Building Brands, Inc.(Æ)
50,346
847
Denki Kagaku Kogyo KK
54,700
1,896
DowDuPont, Inc.
25,401
1,906
DS Smith PLC
21,276
125
Eregli Demir ve Celik Fabrikalari TAS
115,380
274
Fastenal Co.
1,925
105
Ferguson PLC
878
123
Formosa Chemicals & Fibre Corp.
33,000
97
Formosa Plastics Corp.
31,000
111
Fresnillo PLC
37,699
429
Gabriel Resources, Ltd.(Æ)
1,483,278
321
Geberit AG
135
111
Getlink SE
86,331
1,382
Gold Fields, Ltd. - ADR
34,752
342
Gree Electric Appliances, Inc. of Zhuhai
Class A
69,300
510
Harmony Gold Mining Co., Ltd. - ADR
23,804
98
Hokuetsu Corp.
69,300
387
Huntsman Corp.
126,433
3,338
IAMGOLD Corp.(Æ)
40,192
110
IMI PLC
5,896
144
Impala Platinum Holdings, Ltd.
4,941
89
International Paper Co.
27,175
1,570
International Tower Hill Mines, Ltd.(Æ)
104,920
106
ISS A/S(Æ)
78,601
1,856
ITT, Inc.
1,071
105
Ivanhoe Mines, Ltd. Class A(Æ)
71,956
534
JELD-WEN Holding, Inc.(Æ)
28,725
761
JFE Holdings, Inc.
108,300
1,327
Koninklijke DSM NV
5,314
1,071
Kuraray Co., Ltd.
60,600
563
Labrador Iron Ore Royalty Corp.
3,890
155
Lanxess AG
11,074
802
LG Chem, Ltd.
1,801
1,321
LG Corp. Class H
2,086
171
Linde PLC(Æ)
540
166
MHP SE - GDR
92,801
503
MMC Norilsk Nickel PJSC - ADR
13,676
473
MMG, Ltd.(Æ)
496,000
253
Mosaic Co. (The)
53,462
1,670
Nan Ya Plastics Corp.
41,000
128
New Gold, Inc.(Æ)
123,949
203
Newcrest Mining, Ltd.
83,289
1,624
NexGen Energy, Ltd.(Æ)(Ñ)
180,003
760
Nibe Industrier AB Class B
11,895
142
Nine Dragons Paper Holdings, Ltd.
188,000
237
Nippon Steel Corp.
135,700
2,372
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
418,276
181
NovaGold Resources, Inc.(Æ)
39,070
306
NSK, Ltd.
72,600
600
Nucor Corp.
1,732
180
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Owens Corning
14,040
1,350
Pan American Silver Corp.
12,425
349
Petronas Chemicals Group BHD
473,500
902
Polymetal International PLC
12,795
278
Polyus PJSC - GDR
8,185
789
PPG Industries, Inc.
827
135
Richelieu Hardware, Ltd.
3,323
116
Rio Tinto PLC
2,530
216
Royal Gold, Inc.
2,493
303
Seabridge Gold, Inc.(Æ)(Ñ)
50,412
913
Semen Indonesia Persero Tbk PT
1,155,646
616
Sika AG
1,228
432
Simcorp SA - ADR
3,446
479
Sonoco Products Co.
1,916
122
Stella-Jones Corp.
3,739
136
Stora Enso OYJ Class R
5,648
111
Toray Industries, Inc.
123,000
811
Trane Technologies PLC
546
111
Tronox Holdings PLC Class A
121,919
2,247
Turquoise Hill Resources, Ltd.(Æ)(Ñ)
117,640
1,965
UltraTech Cement, Ltd.
11,165
1,144
Univar Solutions, Inc. - ADR(Æ)
212,151
5,205
Vale SA Class B - ADR
49,566
1,042
Valmont Industries, Inc.
496
118
Valvoline, Inc.
49,317
1,513
Venator Materials PLC(Æ)
159,748
506
Watsco, Inc.
384
108
Westrock Co.
95,116
4,680
Wheaton Precious Metals Corp.
12,244
565
Yara International ASA
1,886
99
Zijin Mining Group Co., Ltd. Class H
248,000
354
71,324
Producer Durables - 6.7%
3M Co.
911
180
ABB, Ltd.
6,142
225
Aecon Group, Inc.
9,101
148
Aena SME SA(Æ)(Þ)
22,721
3,619
Aeroports de Paris(Æ)
11,478
1,393
Air Transport Services Group, Inc.(Æ)
34,502
835
Altus Group, Ltd.
3,653
172
Ametek, Inc.
626
87
AO Smith Corp.
1,431
101
Atlantia SpA(Æ)
140,608
2,554
Atlas Copco AB(Æ)
3,013
204
Auckland International Airport, Ltd.(Æ)
178,653
903
Aurizon Holdings, Ltd.
399,700
1,136
Avery Dennison Corp.
499
105
Azul SA - ADR(Æ)
14,489
325
Boeing Co. (The)(Æ)
3,262
739
Cathay Pacific Airways, Ltd.(Æ)
258,000
207
CH Robinson Worldwide, Inc.
1,078
96
Charoen Pokphand Foods PCL
615,600
487
Cintas Corp.
253
100
CK Hutchison Holdings, Ltd. Class B
12,500
91
Country Garden Services Holdings Co.,
Ltd.
16,000
130
Covenant Transportation Group, Inc.
Class A(Æ)
32,778
689
CSX Corp.
19,359
626
Cummins, Inc.
365
85

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Post AG
3,864
262
DL E&C Co., Ltd.(Æ)
776
99
Dover Corp.
805
135
DSV Panalpina A/S
3,707
903
East Japan Railway Co.
28,800
1,923
Eaton Corp. PLC
44
7
Eiffage SA
9,675
986
Emerson Electric Co.
1,634
165
Epiroc AB Class A
48,864
1,142
Equinox Gold Corp.(Æ)
43,493
303
Expeditors International of Washington,
Inc.
456
58
Faurecia SE
39,196
1,751
Finning International, Inc.
3,859
100
Flughafen Zurich AG(Æ)
10,829
1,742
Fukuda Corp.
2,600
118
General Electric Co.
45,639
591
Grupo Aeroportuario del Sureste SAB de
CV Class B
103,405
1,879
Guangshen Railway Co., Ltd. Class H(Æ)
1,214,000
210
Hankook Technology Group Co., Ltd.
16,862
264
Heidrick & Struggles International, Inc.
26,263
1,122
Hexagon AB(Æ)
7,001
116
Hubbell, Inc. Class B
143
29
IDEX Corp.
59
13
Japan Steel Works, Ltd. (The)
7,100
175
JD Logistics, Inc.(Æ)(Þ)
150,700
544
JGC Holdings Corp.
110,500
1,002
Jiangsu Expressway Co., Ltd. Class H
880,000
940
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
38,200
579
Johnson Controls International PLC(Æ)
868
62
Kajima Corp.
86,600
1,120
Kamigumi Co., Ltd.
11,000
233
KBR, Inc.
23,882
924
Keysight Technologies, Inc.(Æ)
682
112
Komatsu, Ltd.
36,800
959
Kone OYJ Class B
586
49
Kuehne & Nagel International AG
185
62
Landstar System, Inc.
604
95
Larsen & Toubro, Ltd.
34,724
750
Lincoln Electric Holdings, Inc.
715
100
Luks Group Vietnam Holdings Co., Ltd.
468,000
92
Meitec Corp.
6,900
389
Mitsubishi Corp.
70,800
1,996
Mitsui & Co., Ltd.
30,000
692
MSC Industrial Direct Co., Inc. Class A
1,143
102
Nestle SA
1,943
246
NGK Spark Plug Co., Ltd.
178,053
2,624
Norfolk Southern Corp.
1,780
459
Obayashi Corp.
52,000
428
Old Dominion Freight Line, Inc.
408
110
Organo Corp.
4,600
266
Orient Overseas International, Ltd.
26,000
478
OSG Corp.
16,900
316
Pacific Basin Shipping, Ltd.
808,000
361
Park24 Co., Ltd.
15,200
287
Paychex, Inc.
1,535
175
Persol Holdings Co., Ltd.
69,000
1,391
Promotora y Operadora de
Infraestructura SAB de CV
63,133
476
Pyeong Hwa Automotive Co., Ltd.
8,879
84
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Quanta Services, Inc.
1,840
167
Radiant Logistics, Inc.(Æ)
64,874
404
Randstad NV
1,284
93
Regal Beloit Corp.
675
99
Republic Services, Inc. Class A
7,830
927
Rheinmetall AG
24,347
2,338
Rotork PLC
20,418
102
S4 Capital PLC(Æ)
54,959
530
Seiko Epson Corp.
97,400
1,676
Sprott Physical Uranium Trust
59,189
548
Square, Inc. Class A(Æ)
2,727
674
Standard Foods Corp.
105,000
197
Stantec, Inc.
2,354
110
Stolt-Nielsen, Ltd. Class A
28,407
388
Sumitomo Heavy Industries, Ltd.
16,100
448
Suofeiya Home Collection Co., Ltd.
Class A
66,400
197
Transurban Group - ADR(Æ)
329,078
3,462
TreeHouse Foods, Inc.(Æ)
11,387
506
Trelleborg AB Class B
54,164
1,338
Tsakos Energy Navigation, Ltd.(Ñ)
18,442
147
United Parcel Service, Inc. Class B
1,230
235
Vectrus, Inc.(Æ)
24,569
1,113
Vinci SA
13,810
1,460
West Japan Railway Co.
3,400
184
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
66,289
782
65,958
Technology - 7.3%
Accenture PLC Class A
927
294
Activision Blizzard, Inc.
2,063
173
Adobe, Inc.(Æ)
1,634
1,016
Alibaba Group Holding, Ltd. - ADR(Æ)
621
121
Alphabet, Inc. Class A(Æ)
675
1,819
Alphabet, Inc. Class C(Æ)
463
1,252
Alps Alpine Co., Ltd.
16,500
171
Amdocs, Ltd.
1,254
97
Amphenol Corp. Class A
1,088
79
Analog Devices, Inc.
645
108
Apple, Inc.
19,940
2,908
ASE Technology Holding Co., Ltd.
136,000
599
ASM Pacific Technology, Ltd.
13,500
174
ASML Holding NV
1,923
1,462
Atos SE
197,225
9,437
Autodesk, Inc.(Æ)
2,253
724
Automatic Data Processing, Inc.
1,158
243
Avnet, Inc.
56,465
2,333
Axcelis Technologies, Inc.(Æ)
32,436
1,250
BE Semiconductor Industries NV
12,158
1,069
Bechtle AG
2,184
451
Bilibili, Inc. - ADR(Æ)
7,082
606
Cadence Design Systems, Inc.(Æ)
772
114
CDW Corp.
630
116
CGI Group, Inc.(Æ)
859
78
Cisco Systems, Inc.
32,851
1,819
Cognizant Technology Solutions Corp.
Class A
1,922
141
Computacenter PLC
2,793
106
Corteva, Inc.
2,101
90
Cosel Co., Ltd.
12,200
113

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dolby Laboratories, Inc. Class A
1,170
114
Eizo Corp.
8,700
367
Electrocomponents PLC
6,692
95
EPAM Systems, Inc.(Æ)
286
160
F5 Networks, Inc.(Æ)
267
55
Facebook, Inc. Class A(Æ)
4,462
1,590
FANUC Corp.
2,900
649
Fortinet, Inc.(Æ)
658
179
GDS Holdings, Ltd. - ADR(Æ)
958
56
Genpact, Ltd.
1,545
77
Han's Laser Technology Industry Group
Co., Ltd. Class A
24,899
142
Hewlett Packard Enterprise Co. Class H
30,402
441
Hon Hai Precision Industry Co., Ltd.
373,000
1,473
Infineon Technologies AG - ADR
27,693
1,056
Infosys, Ltd. - ADR
65,943
1,459
Infrastrutture Wireless Italiane SpA(Þ)
72,479
820
Inspired Entertainment, Inc.(Æ)
40,697
472
Intel Corp.
3,534
190
Intuit, Inc.
133
70
Jack Henry & Associates, Inc.
344
60
Maxim Integrated Products, Inc.
973
97
MediaTek, Inc.
11,000
358
Micron Technology, Inc.
14,053
1,090
Microsoft Corp.
10,753
3,064
NeoPhotonics Corp.(Æ)
59,633
578
Netcompany Group A/S(Þ)
11,881
1,470
NetEase, Inc.
59,300
1,207
Pinterest, Inc. Class A(Æ)
13,649
804
Quantum Corp.(Æ)
70,854
439
Rambus, Inc.(Æ)
18,724
443
Rightmove PLC
10,264
100
Samsung Electronics Co., Ltd.
36,271
2,480
ServiceNow, Inc.(Æ)
1,121
659
Shopify, Inc. Class A(Æ)
704
1,056
SK Hynix, Inc.
20,715
2,038
Snap, Inc. Class A(Æ)
14,403
1,072
Snowflake, Inc. Class A(Æ)
2,393
636
Softcat PLC
41,114
1,104
Synopsys, Inc.(Æ)
358
103
Taiwan Semiconductor Manufacturing
Co., Ltd.
277,000
5,768
TeamViewer AG(Æ)(Þ)
13,141
442
Telekomunikasi Indonesia Persero Tbk
PT
453,900
102
Tencent Holdings, Ltd.
33,900
2,093
Texas Instruments, Inc.
1,359
259
Trip.com Group, Ltd. - ADR(Æ)
19,821
514
Twilio, Inc. Class A(Æ)
1,878
702
Twitter, Inc.(Æ)
10,306
719
Tyler Technologies, Inc.(Æ)
200
99
Uber Technologies, Inc.(Æ)
11,562
502
Vodafone Group PLC - ADR
99,085
1,618
Wiwynn Corp.
12,000
404
Worldline SA(Æ)(Þ)
10,739
1,005
71,513
Utilities - 5.3%
Alliant Energy Corp.
15,958
934
Atmos Energy Corp.
4,845
478
Avista Corp.
5,841
250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharti Airtel, Ltd.
127,508
965
CenterPoint Energy, Inc.
76,176
1,939
Centrais Eletricas Brasileiras SA
75,481
583
Cheniere Energy, Inc.(Æ)
23,212
1,971
China Communications Services Corp.,
Ltd. Class H
1,758,886
754
China Gas Holdings, Ltd.
411,400
1,277
China Resources Gas Group, Ltd.
122,000
752
Chunghwa Telecom Co., Ltd.
30,000
124
CLP Holdings, Ltd.
48,500
500
Dominion Energy, Inc.
38,556
2,887
Duke Energy Corp.
12,187
1,281
Electricite de France SA
60,198
729
Elisa OYJ
1,587
102
Emera, Inc.
13,723
640
Enbridge, Inc.
27,313
1,077
ENN Energy Holdings, Ltd.
6,800
142
Essential Utilities, Inc.
5,473
269
Evergy, Inc.
7,686
501
Eversource Energy(Æ)
14,006
1,208
Exelon Corp.
32,728
1,532
Federal Grid Co. Unified Energy System
PJSC
381,588,279
1,049
FirstEnergy Corp.
16,478
631
Guangdong Investment, Ltd.
486,000
681
Hera SpA
99,341
423
Inpex Corp.
71,000
501
International Business Machines Corp.
11,672
1,645
KDDI Corp.
46,500
1,419
Korea Electric Power Corp.
10,752
233
Korea Electric Power Corp. - ADR
18,155
196
KT Corp.
11,056
325
KT Corp. - ADR
82,214
1,183
LG Uplus Corp.
39,664
502
Magellan Midstream Partners, LP
25,110
1,170
MEG Energy Corp. Class A(Æ)
83,252
531
National Fuel Gas Co.
1,793
92
NextEra Energy, Inc.
48,954
3,813
Nippon Telegraph & Telephone Corp.
95,500
2,447
Osaka Gas Co., Ltd.
41,200
772
Pembina Pipeline Corp.(Ñ)
68,702
2,270
Pinnacle West Capital Corp.
5,874
491
Power Assets Holdings, Ltd.
16,000
103
RingCentral, Inc. Class A(Æ)
2,217
593
Rubis SCA
26,621
1,068
RusHydro PJSC
104,654,642
1,154
Scottish & Southern Energy PLC
86,936
1,747
Severn Trent PLC Class H
18,328
713
SK Telecom Co., Ltd.
419
110
Snam Rete Gas SpA
18,960
115
TC Energy Corp.(Æ)
25,235
1,229
TELUS Corp.
1,750
39
T-Mobile USA, Inc.(Æ)
1,517
218
Tokyo Gas Co., Ltd.
124,700
2,366
Verizon Communications, Inc.
24,544
1,369
52,093
Total Common Stocks
(cost $401,380) 475,311
Preferred Stocks - 0.5%
Consumer Discretionary - 0.1%

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Motor Co.
4.236% (Ÿ)
6,005
544
Financial Services - 0.4%
AMG Capital Trust II
5.150% due 10/15/37
18,713
1,131
Bank of America Corp.
7.250%
1,260
1,864
Itausa SA
2.809% (Ÿ)
53,100
114
New York Community Capital Trust V
6.000% due 11/01/51
16,200
833
3,942
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.260% (Ÿ)
1,059
97
Grifols SA
4.156% (Ÿ)
10,592
163
260
Total Preferred Stocks
(cost $4,133) 4,746
Options Purchased - 10.3%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Sep 2021 103.72
Call (1) USD 35,000 (ÿ) 175
JPMorgan Chase Sep 2021 104.63
Call (1) USD 10,000 (ÿ) 20
JPMorgan Chase Sep 2021 105.75
Call (1) USD 27,000 (ÿ) 31
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (843) GBP 56,692 (ÿ) 4,702
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00
Call (1)
6,683
(ÿ)
772
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00
Call (1)
10,587
(ÿ)
934
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/04/54)
Bank of America Oct 2024 0.00
Call (1)
9,926
(ÿ)
1,024
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
4,269
(ÿ)
606
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,152
(ÿ)
170
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
14,580
(ÿ)
1,001
(Bank of America, USD 2.090%/USD 3
Month LIBOR, USD 6,899, 06/12/55)
Bank of America Jun 2025 0.00
Call (1)
6,899
(ÿ)
1,106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/26/49)
Bank of America Sep 2029 0.00
Call (1)
10,852
(ÿ)
892
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/27/49)
Bank of America Sep 2029 0.00
Call (1)
10,720
(ÿ)
1,087
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00
Call (1)
7,146
(ÿ)
759
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/21/39)
Bank of America Sep 2029 0.00
Call (1)
13,234
(ÿ)
798
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/27/39)
Bank of America Sep 2029 0.00
Call (1)
19,851
(ÿ)
1,322
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,508
(ÿ)
278
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
3,905
(ÿ)
430
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,291
(ÿ)
280
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
23,152
(ÿ)
1,894
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
44,009
(ÿ)
2,109
(Bank of America, USD 2.150%/USD 3
Month LIBOR, USD 6,899, 06/12/51)
Bank of America Jun 2031 0.00
Call (1)
6,899
(ÿ)
1,012
(Bank of America, USD 2.280%/USD 3
Month LIBOR, USD 12,403, 06/12/41)
Bank of America Jun 2031 0.00
Call (1)
12,403
(ÿ)
1,076
(Citigroup, USD 0.820%/USD 3 Month
LIBOR, USD 46,025, 08/31/26)
Citigroup Aug 2021 0.00 Call (1)
46,025
(ÿ)
158
(Citigroup, USD 1.504%/USD 3 Month
LIBOR, USD 15,364, 10/01/31)
Citigroup Sep 2021 0.00 Call (1)
15,364
(ÿ)
392
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Call (1)
10,587
(ÿ)
1,051
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Call (1)
3,956
(ÿ)
601
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Call (1)
11,044
(ÿ)
1,159
(Goldman Sachs, USD 1.473%/USD 3
Month LIBOR, USD 2,414, 08/11/31)
Goldman Sachs Aug 2021 0.00
Call (1)
2,414
(ÿ)
50
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/24/54)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2024 0.00
Call (1)
3,441
(ÿ)
297
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926
(ÿ)
1,040
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234
(ÿ)
1,442
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234
(ÿ)
1,464
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926
(ÿ)
983
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617
(ÿ)
693
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,627
(ÿ)
142
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
21,552
(ÿ)
1,435
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 9,393, 03/23/56)
Goldman Sachs Mar 2026 0.00
Call (1)
9,393
(ÿ)
2,109
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 6,081, 03/20/56)
Goldman Sachs Mar 2026 0.00
Call (1)
6,081
(ÿ)
1,381
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322
(ÿ)
1,084
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,851
(ÿ)
1,164
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234
(ÿ)
807
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543
(ÿ)
1,056
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936
(ÿ)
657
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848
(ÿ)
506
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 4,425, 02/05/61)
Goldman Sachs Feb 2031 0.00
Call (1)
4,425
(ÿ)
764
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587
(ÿ)
1,271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264
(ÿ)
1,054
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513
(ÿ)
583
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,365
(ÿ)
106
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,670
(ÿ)
311
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Call (1)
11,026
(ÿ)
1,029
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/23/54)
Bank of America Sep 2024 0.00
Put (1)
6,683
(ÿ)
711
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/03/54)
Bank of America Oct 2024 0.00
Put (1)
10,587
(ÿ)
1,461
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/04/54)
Bank of America Oct 2024 0.00
Put (1)
9,926
(ÿ)
1,188
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
4,269
(ÿ)
409
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,152
(ÿ)
740
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
14,580
(ÿ)
2,869
(Bank of America, USD 3 Month LIBOR/
USD 2.090%, USD 6,899, 06/12/55)
Bank of America Jun 2025 0.00
Put (1)
6,899
(ÿ)
627
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/26/49)
Bank of America Sep 2029 0.00
Put (1)
10,852
(ÿ)
1,516
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/27/49)
Bank of America Sep 2029 0.00
Put (1)
10,720
(ÿ)
1,244
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/21/49)
Bank of America Sep 2029 0.00
Put (1)
7,146
(ÿ)
794
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/21/39)
Bank of America Sep 2029 0.00
Put (1)
13,234
(ÿ)
872
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/26/39)
Bank of America Sep 2029 0.00
Put (1)
19,851
(ÿ)
1,193
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,508, 06/19/60)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Jun 2030 0.00
Put (1)
2,508
(ÿ)
608
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
3,905
(ÿ)
945
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,291
(ÿ)
664
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
23,152
(ÿ)
4,139
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
44,009
(ÿ)
4,451
(Bank of America, USD 3 Month LIBOR/
USD 2.150%, USD 6,899, 06/12/51)
Bank of America Jun 2031 0.00
Put (1)
6,899
(ÿ)
740
(Bank of America, USD 3 Month LIBOR/
USD 2.280%, USD 12,403, 06/12/41)
Bank of America Jun 2031 0.00
Put (1)
12,403
(ÿ)
775
(Citigroup, USD 3 Month LIBOR/USD
0.820%, USD 46,025, 08/31/26)
Citigroup Aug 2021 0.00 Put (1)
46,025
(ÿ)
134
(Citigroup, USD 3 Month LIBOR/USD
1.504%, USD 15,364, 10/01/31)
Citigroup Sep 2021 0.00 Put (1)
15,364
(ÿ)
68
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/04/49)
Citigroup Oct 2029 0.00 Put (1)
10,587
(ÿ)
1,254
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Put (1)
3,956
(ÿ)
588
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Put (1)
11,044
(ÿ)
828
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.473%, USD 2,414, 08/11/31)
Goldman Sachs Aug 2021 0.00
Put (1)
2,414
(ÿ)
1
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441
(ÿ)
481
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926
(ÿ)
1,165
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 10/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234
(ÿ)
1,499
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234
(ÿ)
1,476
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926
(ÿ)
1,236
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617
(ÿ)
785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,627
(ÿ)
617
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
21,553
(ÿ)
4,561
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 9,393, 03/23/56)
Goldman Sachs Mar 2026 0.00
Put (1)
9,393
(ÿ)
672
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 6,081, 03/20/56)
Goldman Sachs Mar 2026 0.00
Put (1)
6,081
(ÿ)
429
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322
(ÿ)
1,359
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 10/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,851
(ÿ)
1,344
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234
(ÿ)
864
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543
(ÿ)
1,038
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936
(ÿ)
1,371
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
10,848
(ÿ)
1,099
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 4,425, 02/05/61)
Goldman Sachs Feb 2031 0.00
Put (1)
4,425
(ÿ)
719
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587
(ÿ)
1,043
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264
(ÿ)
967
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513
(ÿ)
497
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,365
(ÿ)
247
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,670
(ÿ)
678
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Put (1)
11,026
(ÿ)
625
Total Options Purchased
(cost $100,267) 100,858

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants and Rights - 0.0%
NewStar Financial, Inc.(Æ)(Š)
2021  Warrants 19,324 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 19.8%
BlackRock TCP Capital Corp.
4.625% due 03/01/22 1,479 1,507
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,775 1,809
Dycom Industries, Inc.
0.750% due 09/15/21 2,331 2,316
Evolent Health, Inc.
2.000% due 12/01/21 912 1,030
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,844 2,847
Golar LNG, Ltd.
2.750% due 02/15/22 585 579
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 2,418 2,466
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 1,585 1,513
Horizon Global Corp.
2.750% due 07/01/22 317 309
Indonesia Treasury Bond
Series FR61
7.000% due 05/15/22 INR 9,154,000 652
Ionis Pharmaceuticals, Inc.
1.000% due 11/15/21 1,554 1,556
Jazz Investments I, Ltd.
1.875% due 08/15/21 1,604 1,601
Mexican Bonos
Series M
7.250% due 12/09/21 MXN 45,546 2,304
New York Mortgage Trust, Inc.
6.250% due 01/15/22 1,792 1,810
Newpark Resources, Inc.
4.000% due 12/01/21 783 771
PDC Energy, Inc.
1.125% due 09/15/21 653 647
Pretium Resources, Inc.
2.250% due 03/15/22 1,302 1,311
Scorpio Tankers, Inc.
3.000% due 05/15/22 453 444
Ship Finance International, Ltd.
5.750% due 10/15/21 8 8
Thailand Government Bond
3.650% due 12/17/21 THB 113,670 3,499
Twitter, Inc.
1.000% due 09/15/21 1,458 1,459
Two Harbors Investment Corp.
6.250% due 01/15/22 175 177
U.S. Cash Management Fund(@)(+) 145,743,059
(∞)
145,713
United States Cash Management Bills
Series WI
0.047% due 10/05/21 (ž) 1,334 1,334
0.047% due 10/12/21 (ž) 1,305 1,305
0.054% due 10/19/21 (ž) 3,135 3,135
0.053% due 10/26/21 (ž) 133 133
0.053% due 11/02/21 (ž) 1,346 1,346
0.050% due 11/09/21 (ž) 684 684
United States Treasury Bills
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.013% due 09/02/21 (ç)(ž) 518 518
0.041% due 09/16/21 (ç)(ž) 545 545
0.044% due 09/23/21 (ç)(ž) 1,450 1,450
0.050% due 10/14/21 (ž) 2,610 2,610
0.050% due 11/04/21 (ž) 450 450
0.050% due 11/12/21 (ž) 190 190
0.050% due 11/18/21 (ž) 1,085 1,085
0.047% due 11/26/21 (ž) 700 700
0.050% due 12/02/21 (ž) 2,075 2,075
0.052% due 12/16/21 (ž) 320 320
Series WI
0.015% due 09/21/21 (ç)(ž) 30 30
Total Short-Term Investments
(cost $194,144) 194,238
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×)
5,351,562
(∞)
5,352
Total Other Securities
(cost $5,352) 5,352
Total Investments - 111.9%
(identified cost $1,021,513) 1,099,965
Other Assets and Liabilities,
Net - (11.9)%
(117,146)
Net Assets - 100.0%
982,819

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.7%
3SBio, Inc. 06/11/21 HKD 180,000 1.35 243
150
Aena SME SA 03/10/17 EUR 22,721 149.22 3,390
3,619
Alcoa Corp. 04/23/21 200,000 102.29 205
210
Alteryx, Inc. 03/16/21 2,269,000 94.67 2,148
2,146
Calpine Corp. 02/10/21 393,000 97.57 383
378
Carel Industries SpA 06/17/20 EUR 15,208 16.89 257
362
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 100,000 103.77 104
103
China Youran Dairy Group, Ltd. 06/25/21 HKD 189,000 0.80 151
108
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
65
CSC Holdings LLC 11/13/20 400,000 97.97 392
380
CTP NV 06/11/21 EUR 4,839 19.39 94
98
Dino Polska SA 01/12/21 PLN 9,171 74.17 680
734
Dominican Republic Government International Bond 06/08/21 DOP 400,000 1.75 7
7
ESR Cayman, Ltd. 11/11/19 HKD 22,800 2.16 49
80
Fortive Corp. 11/21/19 2,844,000 99.34 2,825
2,847
Granite Point 06/04/20 1,881,000 93.13 1,752
1,861
Hanesbrands, Inc. 08/08/19 739,000 104.04 769
797
ICICI Prudential Life Insurance Co., Ltd. 06/11/21 INR 11,142 7.97 89
95
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 72,479 11.11 806
820
Instone Real Estate Group AG 05/21/19 EUR 5,603 24.54 137
174
Ionis Pharmaceuticals, Inc. 04/26/21 2,226,000 92.71 2,064
2,043
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
296
Itau Unibanco Holding SA 01/12/21 200,000 99.69 199
198
JD Logistics, Inc. 06/11/21 HKD 150,700 5.63 848
544
JW (Cayman) Therapeutics Co., Ltd 06/11/21 HKD 48,500 3.46 168
129
Levi Strauss & Co. 02/02/21 145,000 100.00 145
149
Liberty Latin America, Ltd. 06/05/20 796,000 88.35 703
797
Liberty Media Corp. 03/05/21 344,000 102.48 353
358
Lumen Technologies, Inc. 06/23/20 100,000 99.36 99
103
MGIC Investment Corp. 09/14/20 1,818,000 129.21 2,349
2,386
Momo, Inc. 07/06/20 431,000 83.04 358
360
Neinor Homes SA 07/23/21 EUR 7,187 14.87 107
104
Netcompany Group A/S 06/17/20 DKK 11,881 62.67 745
1,470
Novelis Corp. 01/13/20 281,000 99.11 278
299
Nutanix, Inc. 05/06/20 1,304,000 92.61 1,208
1,360
NuVasive, Inc. 12/02/20 84,000 91.89 77
81
On the Beach Group PLC 06/18/20 GBP 87,062 3.69 321
393
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 17,600 24.47 431
386
PolyPeptide Group AG 05/07/21 CHF 5,989 90.55 542
653
Post Holdings, Inc. 02/11/20 52,000 100.06 52
53
Post Holdings, Inc. 02/24/21 71,000 100.00 71
72
Seagate HDD Cayman 01/15/21 177,000 98.32 174
174
Sealed Air Corp. 01/26/21 400,000 105.22 421
427
Shimao Services Holdings, Ltd. 06/11/21 HKD 110,000 2.71 298
255
Siemens Healthineers AG 02/05/21 EUR 12,489 59.61 745
825
Stora Enso OYJ 03/13/17 200,000 114.43 228
277
Tabula Rasa HealthCare, Inc. 12/02/20 397,000 87.50 347
381
Taylor Morrison Communities, Inc. 04/06/21 185,000 111.99 207
209
TeamViewer AG 03/05/21 EUR 13,141 48.05 631
442
Tenet Healthcare Corp. 08/14/19 421,000 100.66 424
435
TerraForm Power Operating LLC 01/28/20 307,000 103.25 317
323
Weibo Corp. 03/25/20 817,000 96.04 785
776
Western Digital Corp. 04/14/20 1,628,000 95.34 1,552
1,680
Worldline SA 06/17/20 EUR 10,739 82.77 889
1,005
WuXi AppTec Co., Ltd. 06/11/21 HKD 28,700 22.03 632
639
Wuxi Biologics (Cayman), Inc. 07/09/21 48,500 17.11 830
740
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 318
36,174
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 385 AUD 55,978 09/21
1,083
Canadian 10 Year Government Bond Futures 108 CAD 15,985 09/21
358
Dow Jones U.S. Real Estate Index Futures 982 USD 40,753 09/21
804
EURO STOXX 50 Index Futures 1,253 EUR 51,223 09/21
(606)
FTSE 100 Index Futures 649 GBP 45,213 09/21
(1,142)
Japanese 10 Year Government Bond Futures 22 JPY 3,350,599 09/21
135
MSCI Singapore Index Futures 496 SGD 17,898 08/21
219
S&P 500 E-Mini Index Futures 48 USD 10,535 09/21
382
SPI 200 Index Futures 80 AUD 14,600 09/21
19
United States 10 Year Treasury Note Futures 2,690 USD 361,679 09/21 6,085
Short Positions
Euro-Bund Futures 174 EUR 30,723 09/21
(1,019)
Hang Seng Index Futures 53 HKD 68,627 08/21
47
Long Gilt Futures 232 GBP 30,111 09/21
(826)
MSCI Emerging Markets Index Futures 265 USD 16,930 09/21
1,195
NASDAQ 100 E-Mini Index Futures 245 USD 73,283 09/21
(4,834)
Russell 2000 E-Mini Index Futures 217 USD 24,104 09/21
1,163
S&P/TSX 60 Index Futures 2 CAD 485 09/21
(6)
TOPIX Index Futures 257 JPY 4,895,850 09/21
1,270
United States 10 Year Treasury Note Futures 24 USD 3,227 09/21
(53)
United States Treasury Ultra Bond Futures 7 USD 1,397 09/21 (92)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,182
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 103.72 USD 35,000 09/07/21 (89)
Fannie Mae Bonds JPMorgan Chase Put 1 104.63 USD 10,000 09/07/21 (20)
Fannie Mae Bonds JPMorgan Chase Put 1 105.75 USD 27,000 09/07/21 (30)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 38,275,
03/21/27 Bank of America Call 1 0.00 38,275 03/19/25 (320)
Bank of America, USD 3 Month LIBOR/
USD 2.573%, USD 11,403,
03/30/36 Bank of America Call 1 0.00 11,403 03/26/26 (1,098)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 4,827,
03/27/40 Bank of America Call 2 0.00 9,654 03/25/30 (284)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 8,013,
11/14/50 Bank of America Call 1 0.00 8,013 11/12/30 (727)
Bank of America, USD 3 Month LIBOR/
USD 1.660%, USD 10,311,
11/14/50 Bank of America Call 1 0.00 10,311 11/12/30 (974)
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 15,083,
11/14/40 Bank of America Call 1 0.00 15,083 11/12/30 (802)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 7,541, 11/14/55 Citigroup Call 1 0.00 7,541 11/12/25 (725)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 4,762, 01/24/51 Citigroup Call 1 0.00 4,762 01/22/31 (595)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 9,653,
11/12/55 Goldman Sachs Call 1 0.00 9,653 11/10/25 (951)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.170%, USD 41,954,
03/04/56 Goldman Sachs Call 1 0.00 41,953 03/02/26 (7,507)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/28/40 Goldman Sachs Call 1 0.00 15,265 03/26/30 (444)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 114,808,
04/17/41 Goldman Sachs Call 1 0.00 114,807 04/15/31 (10,327)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.390%, USD 5,641,
04/30/41 Goldman Sachs Call 1 0.00 5,641 04/28/31 (520)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 62,257, 03/31/28 JPMorgan Chase Call 1 0.00 62,256 03/25/27 (201)
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 19,305, 11/14/40 JPMorgan Chase Call 1 0.00 19,305 11/12/30 (1,074)
JP Morgan, USD 3 Month LIBOR/USD
1.895%, USD 26,925, 07/09/41 JPMorgan Chase Call 1 0.00 26,925 07/07/31 (1,870)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (219)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (221)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 38,382, 03/27/26 UBS Call 1 0.00 38,382 03/25/25 (109)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/21/27 Bank of America Put 1 0.00 38,275 03/19/25 (452)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 11,403,
03/30/36 Bank of America Put 1 0.00 11,403 03/26/26 (346)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/27/40 Bank of America Put 2 0.00 9,654 03/25/30 (1,144)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 8,013,
11/14/50 Bank of America Put 1 0.00 8,013 11/12/30 (1,091)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 10,311,
11/14/50 Bank of America Put 1 0.00 10,311 11/12/30 (1,355)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 15,083,
11/14/40 Bank of America Put 1 0.00 15,083 11/12/30 (1,183)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Put 1 0.00 7,541 11/12/25 (1,219)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,762, 01/24/51 Citigroup Put 1 0.00 4,762 01/22/31 (580)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 9,653,
11/12/55 Goldman Sachs Put 1 0.00 9,653 11/10/25 (1,466)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 41,954,
03/04/56 Goldman Sachs Put 1 0.00 41,953 03/02/26 (3,905)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40 Goldman Sachs Put 1 0.00 15,265 03/26/30 (1,826)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,808,
04/17/41 Goldman Sachs Put 1 0.00 114,807 04/15/31 (5,596)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 5,641,
04/30/41 Goldman Sachs Put 1 0.00 5,641 04/28/31 (330)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/31/28 JPMorgan Chase Put 1 0.00 62,257 03/25/27 (614)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 19,305, 11/14/40 JPMorgan Chase Put 1 0.00 19,305 11/12/30 (1,457)
JP Morgan, USD 1.895%/USD 3 Month
LIBOR, USD 26,925, 07/09/41 JPMorgan Chase Put 1 0.00 26,925 07/07/31 (2,073)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (927)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (921)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/27/26 UBS Put 1 0.00 38,382 03/25/25 (286)
Total Liability for Options Written (premiums received $53,025) (55,878)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 386 GBP 278 08/03/21 —
Bank of America USD 12 HKD 95 08/02/21 —
Bank of America USD 671 HKD 5,217 08/03/21 —
Bank of America USD 102 JPY 11,203 08/03/21 —
Bank of America USD 106 SGD 143 08/03/21 —
Bank of America AUD 1,516 USD 1,139 08/06/21 27
Bank of America CAD 1,996 USD 1,614 08/06/21 14
Bank of America CHF 315 USD 347 08/03/21 —
Bank of America CHF 1,187 USD 1,287 08/06/21 (24)
Bank of America EUR 287 USD 340 08/03/21 —
Bank of America EUR 4,354 USD 5,177 08/06/21 11
Bank of America GBP 1,593 USD 2,203 08/06/21 (12)
Bank of America HKD 16,772 USD 2,160 08/06/21 2
Bank of America JPY 391,574 USD 3,539 08/06/21 (30)
Bank of Montreal AUD 1,516 USD 1,140 08/06/21 28
Bank of Montreal CAD 1,996 USD 1,612 08/06/21 12
Bank of Montreal CHF 1,187 USD 1,288 08/06/21 (22)
Bank of Montreal CHF 850 USD 951 09/15/21 12
Bank of Montreal DKK 11,829 USD 1,942 09/15/21 53
Bank of Montreal EUR 4,354 USD 5,179 08/06/21 14
Bank of Montreal EUR 688 USD 840 09/15/21 23
Bank of Montreal GBP 1,593 USD 2,204 08/06/21 (11)
Bank of Montreal GBP 1,001 USD 1,415 09/15/21 23
Bank of Montreal HKD 16,772 USD 2,160 08/06/21 2
Bank of Montreal JPY 391,574 USD 3,542 08/06/21 (27)
Bank of Montreal JPY 323,200 USD 2,951 09/15/21 4
Bank of Montreal SEK 8,244 USD 999 09/15/21 41
Bank of New York USD 1,105 AUD 1,493 08/06/21 (9)
Bank of New York USD 1,584 CAD 1,971 08/06/21 (4)
Bank of New York USD 1,335 CHF 1,209 08/06/21 —
Bank of New York USD 5,093 EUR 4,285 08/06/21 (10)
Bank of New York USD 2,173 GBP 1,555 08/06/21 (12)
Bank of New York USD 2,103 HKD 16,346 08/06/21 —
Bank of New York USD 3,485 JPY 381,959 08/06/21 (3)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 4 NZD 6 09/09/21 —
Bank of New York USD 178 NZD 255 09/09/21 (1)
Bank of New York USD 9,395 NZD 12,869 09/09/21 (431)
Bank of New York AUD 1,516 USD 1,140 08/06/21 28
Bank of New York AUD 1,493 USD 1,105 09/09/21 9
Bank of New York CAD 1,996 USD 1,613 08/06/21 13
Bank of New York CAD 1,971 USD 1,584 09/09/21 4
Bank of New York CHF 1,187 USD 1,289 08/06/21 (21)
Bank of New York CHF 1,209 USD 1,336 09/09/21 —
Bank of New York CHF 850 USD 954 09/15/21 14
Bank of New York DKK 11,829 USD 1,946 09/15/21 58
Bank of New York EUR 4,354 USD 5,183 08/06/21 17
Bank of New York EUR 4,285 USD 5,096 09/09/21 9
Bank of New York EUR 688 USD 842 09/15/21 25
Bank of New York GBP 1,593 USD 2,203 08/06/21 (11)
Bank of New York GBP 1,555 USD 2,173 09/09/21 12
Bank of New York GBP 1,001 USD 1,417 09/15/21 25
Bank of New York HKD 16,772 USD 2,160 08/06/21 2
Bank of New York HKD 16,346 USD 2,103 09/09/21 —
Bank of New York JPY 391,574 USD 3,547 08/06/21 (23)
Bank of New York JPY 381,959 USD 3,485 09/09/21 3
Bank of New York JPY 323,200 USD 2,960 09/15/21 13
Bank of New York NZD 22 USD 16 09/09/21 1
Bank of New York SEK 8,244 USD 1,001 09/15/21 43
Citigroup USD 47 CAD 58 09/09/21 —
Citigroup USD 41 CHF 37 09/09/21 —
Citigroup USD 41 EUR 34 09/09/21 —
Citigroup USD 5 GBP 4 09/09/21 —
Citigroup USD 31 GBP 22 09/09/21 —
Citigroup USD 5,061 GBP 3,569 09/09/21 (99)
Citigroup USD 966 HKD 7,504 09/09/21 —
Citigroup USD 351 JPY 38,456 09/09/21 —
Citigroup USD 43 SGD 58 09/09/21 —
Citigroup AUD 2 USD 2 09/09/21 —
Citigroup CHF 850 USD 952 09/15/21 12
Citigroup DKK 11,829 USD 1,942 09/15/21 55
Citigroup EUR 688 USD 840 09/15/21 23
Citigroup GBP 3,591 USD 5,019 09/09/21 27
Citigroup GBP 1,001 USD 1,414 09/15/21 22
Citigroup JPY 323,200 USD 2,952 09/15/21 5
Citigroup NOK 280 USD 33 09/09/21 1
Citigroup NOK 647 USD 77 09/09/21 4
Citigroup NOK 1,234 USD 141 09/09/21 1
Citigroup NOK 41,419 USD 4,968 09/09/21 280
Citigroup SEK 708 USD 82 09/09/21 —
Citigroup SEK 8,244 USD 999 09/15/21 41
Commonwealth Bank of Australia AUD 60 USD 45 09/09/21 1
Commonwealth Bank of Australia AUD 84 USD 64 09/09/21 3
Commonwealth Bank of Australia AUD 89 USD 66 09/09/21 1
Commonwealth Bank of Australia AUD 6,428 USD 4,980 09/09/21 262
HSBC USD 177 BRL 906 08/03/21 (3)
HSBC USD 704 BRL 3,606 08/03/21 (12)
HSBC USD 2,039 BRL 10,445 08/03/21 (34)
HSBC USD 2,635 BRL 14,957 08/03/21 237
HSBC USD 47 BRL 247 11/03/21 —
HSBC USD 2,044 BRL 10,445 11/03/21 (64)
HSBC USD 70 CNY 455 09/10/21 —
HSBC USD 3,634 CNY 23,764 09/10/21 37
HSBC USD 7 CZK 154 09/07/21 —
HSBC USD 65 CZK 1,412 09/07/21 1
HSBC USD 110 EUR 93 08/17/21 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 1,500 HKD 11,651 09/13/21 (1)
HSBC USD 1,465 HUF 439,766 09/07/21 (12)
HSBC USD 141 MXN 2,824 08/09/21 1
HSBC USD 512 MXN 10,167 08/09/21 (2)
HSBC USD 823 MXN 16,354 08/09/21 (2)
HSBC USD 370 PEN 1,376 08/12/21 (31)
HSBC USD 90 PHP 4,377 09/07/21 (3)
HSBC USD 180 PLN 685 09/21/21 (2)
HSBC USD 1,185 PLN 4,394 09/21/21 (45)
HSBC USD 1,277 PLN 4,731 09/21/21 (49)
HSBC USD 97 RUB 7,346 09/07/21 3
HSBC USD 110 RUB 8,256 09/07/21 2
HSBC USD 10 ZAR 148 08/30/21 —
HSBC USD 190 ZAR 2,708 08/30/21 (6)
HSBC BRL 906 USD 180 08/03/21 6
HSBC BRL 3,606 USD 630 08/03/21 (62)
HSBC BRL 10,445 USD 2,069 08/03/21 64
HSBC BRL 14,957 USD 2,920 08/03/21 49
HSBC CLP 50,300 USD 70 08/30/21 4
HSBC CLP 95,685 USD 133 08/30/21 7
HSBC CLP 100,568 USD 140 08/30/21 8
HSBC CLP 133,661 USD 189 08/30/21 13
HSBC CLP 137,819 USD 194 08/30/21 13
HSBC CLP 461,909 USD 657 08/30/21 48
HSBC COP 4,978,038 USD 1,309 11/08/21 32
HSBC CZK 24,225 USD 1,127 09/07/21 1
HSBC IDR 26,953,254 USD 1,852 09/20/21 (6)
HSBC MXN 2,600 USD 130 08/09/21 (1)
HSBC MXN 13,351 USD 653 08/09/21 (17)
HSBC MXN 13,394 USD 655 08/09/21 (17)
HSBC MXN 16,354 USD 809 12/02/21 2
HSBC PEN 2,506 USD 696 08/12/21 79
HSBC RON 1,984 USD 475 11/08/21 (2)
HSBC RUB 5,505 USD 72 09/07/21 (3)
HSBC THB 68,179 USD 2,115 11/08/21 41
HSBC ZAR 3,150 USD 216 08/30/21 2
JPMorgan Chase USD 1,104 AUD 1,493 08/06/21 (8)
JPMorgan Chase USD 1,582 CAD 1,971 08/06/21 (2)
JPMorgan Chase USD 1,332 CHF 1,209 08/06/21 3
JPMorgan Chase USD 5,092 EUR 4,285 08/06/21 (8)
JPMorgan Chase USD 2,170 GBP 1,555 08/06/21 (9)
JPMorgan Chase USD 2,103 HKD 16,346 08/06/21 —
JPMorgan Chase USD 3,478 JPY 381,959 08/06/21 4
JPMorgan Chase AUD 1,493 USD 1,104 09/09/21 8
JPMorgan Chase CAD 1,971 USD 1,581 09/09/21 2
JPMorgan Chase CHF 1,209 USD 1,333 09/09/21 (3)
JPMorgan Chase CHF 850 USD 951 09/15/21 12
JPMorgan Chase DKK 11,829 USD 1,942 09/15/21 54
JPMorgan Chase EUR 4,285 USD 5,095 09/09/21 8
JPMorgan Chase EUR 688 USD 840 09/15/21 23
JPMorgan Chase GBP 1,555 USD 2,170 09/09/21 9
JPMorgan Chase GBP 1,001 USD 1,415 09/15/21 23
JPMorgan Chase HKD 16,346 USD 2,103 09/09/21 —
JPMorgan Chase JPY 381,959 USD 3,479 09/09/21 (4)
JPMorgan Chase JPY 323,200 USD 2,951 09/15/21 4
JPMorgan Chase SEK 8,244 USD 999 09/15/21 40
Northern Trust EUR 120 USD 146 09/15/21 3
Royal Bank of Canada USD 1,103 AUD 1,493 08/06/21 (7)
Royal Bank of Canada USD 1,580 CAD 1,971 08/06/21 —
Royal Bank of Canada USD 45 CAD 56 09/09/21 —
Royal Bank of Canada USD 5,025 CAD 6,254 09/09/21 (12)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 14,665 CAD 17,712 09/09/21 (467)
Royal Bank of Canada USD 1,333 CHF 1,209 08/06/21 2
Royal Bank of Canada USD 594 EUR 501 08/03/21 —
Royal Bank of Canada USD 5,093 EUR 4,285 08/06/21 (10)
Royal Bank of Canada USD 2,173 GBP 1,555 08/06/21 (12)
Royal Bank of Canada USD 2,104 HKD 16,346 08/06/21 —
Royal Bank of Canada USD 3,480 JPY 381,959 08/06/21 2
Royal Bank of Canada USD 36 JPY 3,937 09/09/21 —
Royal Bank of Canada USD 70 JPY 7,654 09/09/21 —
Royal Bank of Canada USD 4,942 JPY 541,938 09/09/21 —
Royal Bank of Canada AUD 1,516 USD 1,139 08/06/21 27
Royal Bank of Canada AUD 1,493 USD 1,103 09/09/21 7
Royal Bank of Canada CAD 72 USD 58 08/03/21 —
Royal Bank of Canada CAD 1,996 USD 1,612 08/06/21 12
Royal Bank of Canada CAD 1,971 USD 1,580 09/09/21 —
Royal Bank of Canada CAD 6,372 USD 5,274 09/09/21 167
Royal Bank of Canada CHF 1,187 USD 1,289 08/06/21 (22)
Royal Bank of Canada CHF 1,209 USD 1,334 09/09/21 (2)
Royal Bank of Canada CHF 850 USD 955 09/15/21 15
Royal Bank of Canada DKK 11,829 USD 1,946 09/15/21 58
Royal Bank of Canada EUR 4,354 USD 5,182 08/06/21 17
Royal Bank of Canada EUR 4,285 USD 5,096 09/09/21 10
Royal Bank of Canada EUR 100 USD 118 09/15/21 —
Royal Bank of Canada EUR 688 USD 842 09/15/21 25
Royal Bank of Canada EUR 5,900 USD 7,163 09/15/21 158
Royal Bank of Canada GBP 1,593 USD 2,203 08/06/21 (12)
Royal Bank of Canada GBP 1,555 USD 2,173 09/09/21 12
Royal Bank of Canada GBP 1,001 USD 1,418 09/15/21 25
Royal Bank of Canada HKD 16,772 USD 2,160 08/06/21 2
Royal Bank of Canada HKD 16,346 USD 2,104 09/09/21 —
Royal Bank of Canada JPY 391,574 USD 3,545 08/06/21 (25)
Royal Bank of Canada JPY 13,698 USD 125 09/09/21 —
Royal Bank of Canada JPY 381,959 USD 3,480 09/09/21 (2)
Royal Bank of Canada JPY 323,200 USD 2,961 09/15/21 13
Royal Bank of Canada SEK 4,397 USD 511 08/03/21 —
Royal Bank of Canada SEK 8,244 USD 1,002 09/15/21 44
State Street USD 68 AUD 90 08/06/21 (1)
State Street USD 1,432 AUD 1,851 09/15/21 (73)
State Street USD 81 CAD 101 08/06/21 (1)
State Street USD 331 EUR 279 08/06/21 —
State Street USD 11 EUR 9 09/09/21 —
State Street USD 24 EUR 20 09/09/21 —
State Street USD 213 GBP 154 08/06/21 1
State Street USD 219 HKD 1,703 08/06/21 —
State Street USD 346 JPY 38,457 08/06/21 4
State Street USD 56 SEK 476 08/06/21 —
State Street USD 3,040 SEK 25,993 08/06/21 (21)
State Street USD — SEK 4 09/09/21 —
State Street USD 97 SGD 130 08/06/21 (1)
State Street USD 1,866 SGD 2,524 08/06/21 (3)
State Street USD 6 TWD 163 08/06/21 —
State Street CAD 1,957 USD 1,619 09/15/21 50
State Street CHF 89 USD 96 08/06/21 (2)
State Street DKK 255,971 USD 40,874 09/15/21 24
State Street EUR 48 USD 57 09/09/21 —
State Street EUR 3,545 USD 4,334 09/09/21 125
State Street EUR 5,900 USD 7,162 09/15/21 157
State Street GBP 1,900 USD 2,681 09/15/21 40
State Street HKD 777 USD 100 09/15/21 —
State Street KRW 429 USD — 08/06/21 —
State Street SEK 26,469 USD 3,107 08/06/21 32

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SEK 16 USD 2 09/09/21 —
State Street SEK 828 USD 97 09/09/21 1
State Street SEK 25,993 USD 3,041 09/09/21 21
State Street SEK 77,751 USD 9,390 09/09/21 357
State Street SGD 2,654 USD 1,974 08/06/21 15
State Street SGD 2,524 USD 1,866 09/09/21 3
State Street TWD 114,661 USD 4,120 08/06/21 20
UBS USD 1,105 AUD 1,493 08/06/21 (9)
UBS USD 1,582 CAD 1,971 08/06/21 (2)
UBS USD 1,332 CHF 1,209 08/06/21 2
UBS USD 137 CHF 123 09/09/21 (1)
UBS USD 264 CHF 239 09/09/21 —
UBS USD 5,091 EUR 4,285 08/06/21 (8)
UBS USD 2,171 GBP 1,555 08/06/21 (10)
UBS USD 2,104 HKD 16,346 08/06/21 —
UBS USD 3,483 JPY 381,959 08/06/21 (1)
UBS USD 3,743 KRW 4,307,669 08/06/21 1
UBS USD 101 KRW 116,475 09/09/21 —
UBS USD 4,100 TWD 114,498 08/06/21 (5)
UBS USD 88 TWD 2,443 09/09/21 —
UBS AUD 1,493 USD 1,105 09/09/21 9
UBS CAD 1,971 USD 1,582 09/09/21 2
UBS CHF 174 USD 189 09/09/21 (3)
UBS CHF 1,209 USD 1,333 09/09/21 (2)
UBS CHF 13,031 USD 14,550 09/09/21 151
UBS EUR 4,285 USD 5,094 09/09/21 7
UBS GBP 1,555 USD 2,171 09/09/21 10
UBS HKD 16,346 USD 2,104 09/09/21 —
UBS JPY 381,959 USD 3,483 09/09/21 1
UBS KRW 4,307,240 USD 3,812 08/06/21 67
UBS KRW 4,307,669 USD 3,741 09/09/21 (1)
UBS TWD 114,498 USD 4,104 09/09/21 10
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 1,956
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1150
Commodity Index(+)(i) Goldman Sachs USD 51,672
Total Return on Underlying
Reference Entity
(5)
08/06/21 — (1,095) (1,095)
Total Open Total Return Swap Contracts (å) — (1,095) (1,095)
(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1150 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil January 2022 12.4 $ 6,460
Cotton December 2021 12.4 6,460
Crude Oil November 2021 6.3 3,229
Crude Oil January 2022 6.3 3,229

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Lean Hogs December 2021 12.4 6,460
Natural Gas (NYMEX) November 2021 6.3 3,229
Natural Gas (NYMEX) January 2022 6.3 3,229
Soybeans Oil December 2021 6.3 3,229
Soybeans Oil January 2022 6.3 3,229
Sugar March 2022 12.4 6,460
Unleaded Gasoline November 2021 6.3 3,229
Unleaded Gasoline January 2022 6.3 3,229
Total Long Futures Contracts
51,672
Short Futures Contracts
Coffee December 2021 (12.4) $ (6,459)
Copper December 2021 (12.5) (6,459)
Gold December 2021 (12.5) (6,459)
Kansas Wheat December 2021 (12.5) (6,459)
Live Cattle December 2021 (12.5) (6,459)
Nickel November 2021 (6.3) (3,229)
Nickel January 2022 (6.3) (3,229)
Silver December 2021 (12.5) (6,459)
Wheat December 2021 (12.5) (6,460)
Total Short Futures Contracts
(51,672)
Cash
51,672
Total Notional Amount
100.0 $ 51,672
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 33,404 Three Month LIBOR
(2)
0.312%
(3)
06/22/23
5 (47) (42)
Barclays USD 33,404 0.312%
(2)
Three Month LIBOR
(2)
06/22/23
— 42 42
Barclays USD 65,807 0.305%
(2)
Three Month LIBOR
(2)
06/24/23
— 73 73
Barclays USD 65,807 Three Month LIBOR
(2)
0.305%
(3)
06/24/23
22 (95) (73)
Barclays USD 807 0.296%
(2)
Three Month LIBOR
(2)
07/09/23
— 1 1
Barclays USD 17,848 Three Month LIBOR
(2)
0.286%
(3)
07/12/23
— (12) (12)
Barclays USD 141,190 Three Month LIBOR
(2)
0.300%
(3)
09/15/23
268 (296) (28)
Barclays USD 16,654 0.350%
(2)
Three Month LIBOR
(2)
07/06/25
— (183) (183)
Barclays USD 5,009 0.300%
(2)
Three Month LIBOR
(2)
07/14/25
— (66) (66)
Barclays USD 3,564 0.277%
(2)
Three Month LIBOR
(2)
08/12/25
— (53) (53)
Barclays USD 4,556 Three Month LIBOR
(2)
0.344%
(3)
10/13/25
— 63 63
Barclays USD 4,816 Three Month LIBOR
(2)
0.410%
(3)
10/13/25
— 53 53
Barclays USD 4,816 Three Month LIBOR
(2)
0.471%
(3)
11/16/25
— 44 44
Barclays USD 4,925 0.428%
(2)
Three Month LIBOR
(2)
12/16/25
— (58) (58)
Barclays USD 4,635 Three Month LIBOR
(2)
0.562%
(3)
01/13/26
— 31 31
Barclays USD 975 Three Month LIBOR
(2)
0.584%
(3)
02/10/26
— 6 6
Barclays USD 2,595 Three Month LIBOR
(2)
0.597%
(3)
02/17/26
31 (16) 15
Barclays USD 4,828 Three Month LIBOR
(2)
0.600%
(3)
03/09/26
— 29 29
Barclays USD 4,828 Three Month LIBOR
(2)
1.045%
(3)
04/15/26
— (67) (67)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 209,583 Three Month LIBOR
(2)
0.615%
(3)
04/15/26
3,845 (2,550) 1,295
Barclays USD 209,583 0.615%
(2)
Three Month LIBOR
(2)
04/15/26
(3,994) 2,699 (1,295)
Barclays USD 16,708 Three Month LIBOR
(2)
0.966%
(3)
04/27/26
— (168) (168)
Barclays USD 16,708 0.891%
(2)
Three Month LIBOR
(2)
05/04/26
— 107 107
Barclays USD 22,576 0.857%
(2)
Three Month LIBOR
(2)
06/04/26
— 98 98
Barclays USD 9,292 Three Month LIBOR
(2)
0.934%
(3)
06/24/26
8 (80) (72)
Barclays USD 9,292 0.934%
(2)
Three Month LIBOR
(2)
06/24/26
— 72 72
Barclays USD 200,439 Three Month LIBOR
(2)
1.080%
(3)
07/01/26
— (2,956) (2,956)
Barclays USD 200,439 1.080%
(2)
Three Month LIBOR
(2)
07/01/26
1,163 1,793 2,956
Barclays USD 20,624 Three Month LIBOR
(2)
0.963%
(3)
07/06/26
— (185) (185)
Barclays USD 16,566 Three Month LIBOR
(2)
0.858%
(3)
07/09/26
— (63) (63)
Barclays USD 10,178 0.892%
(2)
Three Month LIBOR
(2)
07/16/26
— 55 55
Barclays USD 5,923 Three Month LIBOR
(2)
0.884%
(3)
07/20/26
— (29) (29)
Barclays USD 10,317 Three Month LIBOR
(2)
0.790%
(3)
07/21/26
— (3) (3)
Barclays USD 10,317 Three Month LIBOR
(2)
0.792%
(3)
07/21/26
— (4) (4)
Barclays USD 5,060 0.726%
(2)
Three Month LIBOR
(2)
07/22/26
— (15) (15)
Barclays USD 6,441 0.814%
(2)
Three Month LIBOR
(2)
07/27/26
— 9 9
Barclays USD 45,334 0.806%
(2)
Three Month LIBOR
(2)
08/04/26
— 34 34
Barclays USD 78,348 Three Month LIBOR
(2)
0.950%
(3)
09/15/26
306 (802) (496)
Barclays USD 2,312 0.645%
(2)
Three Month LIBOR
(2)
07/15/30
— (108) (108)
Barclays USD 33,308 0.556%
(2)
Three Month LIBOR
(2)
08/05/30
— (1,835) (1,835)
Barclays USD 33,308 Three Month LIBOR
(2)
0.564%
(3)
09/08/30
— 1,849 1,849
Barclays USD 31,087 Three Month LIBOR
(2)
0.717%
(3)
10/07/30
— 1,333 1,333
Barclays USD 33,308 Three Month LIBOR
(2)
0.724%
(3)
11/04/30
— 1,434 1,434
Barclays USD 798 Three Month LIBOR
(2)
1.212%
(3)
02/16/31
— 1 1
Barclays USD 353 Three Month LIBOR
(2)
1.366%
(3)
02/22/31
— (5) (5)
Barclays USD 276 Three Month LIBOR
(2)
1.426%
(3)
02/24/31
— (5) (5)
Barclays USD 294 Three Month LIBOR
(2)
1.519%
(3)
03/02/31
— (8) (8)
Barclays USD 42,098 1.609%
(2)
Three Month LIBOR
(2)
03/08/31
— 1,487 1,487
Barclays USD 2,414 Three Month LIBOR
(2)
1.525%
(3)
03/15/31
— (66) (66)
Barclays USD 898 Three Month LIBOR
(2)
1.165%
(3)
04/15/31
— 6 6
Barclays USD 2,414 1.465%
(2)
Three Month LIBOR
(2)
04/15/31
— 52 52
Barclays USD 28,367 Three Month LIBOR
(2)
1.538%
(3)
04/19/31
— (803) (803)
Barclays USD 2,414 Three Month LIBOR
(2)
1.702%
(3)
04/21/31
— (106) (106)
Barclays USD 20,439 1.655%
(2)
Three Month LIBOR
(2)
05/04/31
— 802 802
Barclays USD 11,288 1.591%
(2)
Three Month LIBOR
(2)
05/05/31
— 375 375
Barclays USD 2,414 1.573%
(2)
Three Month LIBOR
(2)
05/17/31
— 76 76
Barclays USD 2,414 1.644%
(2)
Three Month LIBOR
(2)
05/21/31
— 92 92
Barclays USD 6,301 Three Month LIBOR
(2)
1.612%
(3)
05/27/31
— (221) (221)
Barclays USD 11,332 1.465%
(2)
Three Month LIBOR
(2)
06/14/31
— 237 237
Barclays USD 2,414 1.558%
(2)
Three Month LIBOR
(2)
06/16/31
— 72 72
Barclays USD 15,278 Three Month LIBOR
(2)
1.401%
(3)
06/22/31
62 (286) (224)
Barclays USD 15,278 1.401%
(2)
Three Month LIBOR
(2)
06/22/31
— 224 224
Barclays USD 2,414 1.450%
(2)
Three Month LIBOR
(2)
06/23/31
— 47 47
Barclays USD 8,781 1.462%
(2)
Three Month LIBOR
(2)
06/24/31
15 165 180
Barclays USD 8,781 Three Month LIBOR
(2)
1.462%
(3)
06/24/31
— (180) (180)
Barclays USD 10,832 1.470%
(2)
Three Month LIBOR
(2)
06/29/31
— 230 230
Barclays USD 2,637 Three Month LIBOR
(2)
1.472%
(3)
06/30/31
— (56) (56)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 8,606 1.466%
(2)
Three Month LIBOR
(2)
07/01/31
— 179 179
Barclays USD 4,112 Three Month LIBOR
(2)
1.437%
(3)
07/02/31
— (74) (74)
Barclays USD 1,677 1.463%
(2)
Three Month LIBOR
(2)
07/06/31
— 34 34
Barclays USD 1,173 1.339%
(2)
Three Month LIBOR
(2)
07/08/31
— 10 10
Barclays USD 1,922 Three Month LIBOR
(2)
1.390%
(3)
07/08/31
— (26) (26)
Barclays USD 5,165 Three Month LIBOR
(2)
1.337%
(3)
07/08/31
— (43) (43)
Barclays USD 966 1.288%
(2)
Three Month LIBOR
(2)
07/09/31
— 3 3
Barclays USD 1,661 1.457%
(2)
Three Month LIBOR
(2)
07/09/31
— 33 33
Barclays USD 1,408 1.282%
(2)
Three Month LIBOR
(2)
07/12/31
— 4 4
Barclays USD 3,626 1.330%
(2)
Three Month LIBOR
(2)
07/13/31
— 28 28
Barclays USD 869 Three Month LIBOR
(2)
1.165%
(3)
07/15/31
— 7 7
Barclays USD 2,566 1.460%
(2)
Three Month LIBOR
(2)
07/15/31
— 51 51
Barclays USD 1,256 1.363%
(2)
Three Month LIBOR
(2)
07/16/31
— 14 14
Barclays USD 5,844 Three Month LIBOR
(2)
1.313%
(3)
07/19/31
— (34) (34)
Barclays USD 2,404 Three Month LIBOR
(2)
1.273%
(3)
07/26/31
— (5) (5)
Barclays USD 1,513 Three Month LIBOR
(2)
1.251%
(3)
07/28/31
— — —
Barclays USD 9,790 Three Month LIBOR
(2)
1.650%
(3)
09/15/31
(150) (202) (352)
Barclays USD 868 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— 47 47
Barclays USD 296 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— 18 18
Barclays USD 591 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— 36 36
Barclays USD 828 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— 46 46
Barclays USD 4,172 Three Month LIBOR
(2)
1.345%
(3)
09/19/40
— 222 222
Barclays USD 1,473 Three Month LIBOR
(2)
2.280%
(3)
06/12/41
— (36) (36)
Barclays USD 1,630 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— 147 147
Barclays USD 3,476 Three Month LIBOR
(2)
1.275%
(3)
09/19/50
— 337 337
Barclays USD 69,645 Three Month LIBOR
(2)
1.160%
(3)
10/16/50
181 8,049 8,230
Barclays USD 15,182 1.305%
(2)
Three Month LIBOR
(2)
10/27/50
— (1,260) (1,260)
Barclays USD 15,381 1.410%
(2)
Three Month LIBOR
(2)
11/12/50
— (884) (884)
Barclays USD 12,441 Three Month LIBOR
(2)
1.256%
(3)
11/23/50
— 1,184 1,184
Barclays USD 17,476 1.400%
(2)
Three Month LIBOR
(2)
12/04/50
— (1,045) (1,045)
Barclays USD 17,715 1.563%
(2)
Three Month LIBOR
(2)
01/11/51
— (358) (358)
Barclays USD 7,203 1.708%
(2)
Three Month LIBOR
(2)
02/08/51
— 111 111
Barclays USD 6,531 1.727%
(2)
Three Month LIBOR
(2)
02/12/51
— 132 132
Barclays USD 17,277 1.890%
(2)
Three Month LIBOR
(2)
02/18/51
— 1,039 1,039
Barclays USD 8,672 1.985%
(2)
Three Month LIBOR
(2)
04/20/51
— 729 729
Barclays USD 6,155 Three Month LIBOR
(2)
1.876%
(3)
06/11/51
— (353) (353)
Barclays USD 1,085 Three Month LIBOR
(2)
2.150%
(3)
06/12/51
— (43) (43)
Barclays USD 11,334 Three Month LIBOR
(2)
1.779%
(3)
06/21/51
— (377) (377)
Barclays USD 5,827 Three Month LIBOR
(2)
1.670%
(3)
07/08/51
— (37) (37)
Barclays USD 2,300 Three Month LIBOR
(2)
1.725%
(3)
07/16/51
— (46) (46)
Barclays USD 1,243 1.662%
(2)
Three Month LIBOR
(2)
07/19/51
— 5 5
Barclays USD 12,638 Three Month LIBOR
(2)
1.529%
(3)
07/21/51
— 363 363
Barclays USD 10,900 1.652%
(2)
Three Month LIBOR
(2)
07/23/51
— 20 20
Barclays USD 15,652 2.000%
(2)
Three Month LIBOR
(2)
09/15/51
816 538 1,354
Barclays USD 2,187 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— 280 280
Barclays USD 1,085 Three Month LIBOR
(2)
2.090%
(3)
06/12/55
— (75) (75)
Barclays USD 420 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— 76 76
Barclays USD 525 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— 95 95

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 7,065 1.080%
(2)
Three Month LIBOR
(2)
08/14/55
— (1,187) (1,187)
Barclays USD 3,754 Three Month LIBOR
(2)
1.178%
(3)
09/19/55
— 545 545
Barclays USD 2,369 1.570%
(2)
Three Month LIBOR
(2)
11/12/55
— (126) (126)
Barclays USD 868 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— 114 114
Barclays USD 502 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— 66 66
Barclays USD 797 Three Month LIBOR
(2)
1.794%
(3)
02/05/61
— (8) (8)
Credit Suisse HUF 383,299 Six Month BUBOR
(3)
0.833%
(4)
11/22/22
— 18 18
Credit Suisse HUF 239,999 Six Month BUBOR
(3)
1.980%
(4)
06/26/23
— 2 2
Credit Suisse CNY 4,000 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (2) (2)
Credit Suisse CNY 5,600 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (21) (21)
Credit Suisse CNY 4,000 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— 1 1
Credit Suisse CNY 8,200 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 18 18
Credit Suisse CNY 6,200 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— 6 6
Credit Suisse CNY 5,100 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26
— 11 11
Credit Suisse CNY 1,400 2.576%
(2)
China Interbank Repo
Rate 3 Months
(2)
07/15/26 — 1 1
Total Open Interest Rate Swap Contracts (å) 2,578 10,641 13,219
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. JPMorgan Chase
Sell
0.982% USD 843 5.000%
(2)
12/20/26
177 — 177
Anglo American Capital
PLC JPMorgan Chase
Sell
1.143% EUR 145 5.000%
(2)
12/20/26
35 1 36
Anglo American Capital
PLC JPMorgan Chase
Sell
3.705% EUR 279 5.000%
(2)
12/20/26
21 — 21
Apache Corp. JPMorgan Chase
Sell
2.183% USD 112 1.000%
(2)
12/20/26
(6) (1) (7)
ArcelorMittal SA JPMorgan Chase
Sell
1.394% EUR 650 5.000%
(2)
12/20/26
146 1 147
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
2.479% EUR 100 5.000%
(2)
12/20/26
15 — 15
Cleveland-Cliffs, Inc. Goldman Sachs
Sell
1.292% USD 225 5.000%
(2)
12/20/24
28 — 28
Dell, Inc. Goldman Sachs
Sell
1.008% USD 500 1.000%
(2)
12/20/26
2 (2) —
Faurecia SE JPMorgan Chase
Sell
1.798% EUR 100 5.000%
(2)
12/20/26
19 1 20
Ford Motor Co. JPMorgan Chase
Sell
1.437% USD 200 5.000%
(2)
12/20/24
23 — 23
Jaguar Land Rover Goldman Sachs
Sell
1.107% EUR 115 5.000%
(2)
12/20/21
1 1 2
KB Home Goldman Sachs
Sell
1.935% USD 4 5.000%
(2)
12/20/26
1 — 1
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.889% USD 524 1.000%
(2)
12/20/26
5 (2) 3
Lennar Corp. JPMorgan Chase
Sell
0.942% USD 793 5.000%
(2)
12/20/26
167 1 168
Lumen Technologies, Inc. Goldman Sachs
Sell
3.035% USD 400 1.000%
(2)
12/20/26
(40) — (40)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Marks & Spencer PLC JPMorgan Chase
Sell
1.514% EUR 167 1.000%
(2)
12/20/24
(3) — (3)
Nokia OYJ Goldman Sachs
Sell
0.963% EUR 100 5.000%
(2)
12/20/26
25 1 26
NRG Energy, Inc. JPMorgan Chase
Sell
1.995% USD 257 5.000%
(2)
12/20/26
39 — 39
Occidental Petroleum
Corp. Goldman Sachs
Sell
2.400% USD 540 1.000%
(2)
12/20/26
(25) (12) (37)
OI European Group B.V. JPMorgan Chase
Sell
2.496% EUR 126 5.000%
(2)
12/20/26
19 — 19
Renault Group JPMorgan Chase
Sell
1.519% EUR 100 1.000%
(2)
12/20/24
(2) — (2)
Schaeffler AG JPMorgan Chase
Sell
1.684% EUR 125 5.000%
(2)
12/20/26
25 1 26
Stellantis NV Goldman Sachs
Sell
1.156% EUR 508 5.000%
(2)
12/20/26
125 (1) 124
Telecom Italia SpA JPMorgan Chase
Sell
1.848% EUR 625 1.000%
(2)
12/20/26
(29) (4) (33)
Thyssenkrupp Ag Goldman Sachs
Sell
1.699% EUR 550 1.000%
(2)
06/20/23
(2) (7) (9)
Toll Brothers Finance
Corp. Goldman Sachs
Sell
1.177% USD 785 1.000%
(2)
12/20/26
(11) 4 (7)
UPC Holding BV Goldman Sachs
Sell
2.431% EUR 150 5.000%
(2)
12/20/26
22 1 23
Valeo SA JPMorgan Chase
Sell
0.955% EUR 150 1.000%
(2)
12/20/24
1 (1) —
Virgin Media Finance PLC Goldman Sachs
Sell
2.766% EUR 950 5.000%
(2)
12/20/26
135 (7) 128
Ziggo Bond Finance BV Goldman Sachs
Sell
2.636% EUR 300 5.000%
(2)
12/20/26
43 — 43
Total Open Corporate Issues Contracts 956 (25) 931
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 54,000 (5.000%)
(2)
06/20/26
(4,270) (684) (4,954)
iTraxx Europe Crossover Morgan Stanley
Purchase
EUR 2,950 (5.000%)
(2)
06/20/26
(402) (20) (422)
Total Open Credit Indices Contracts (4,672) (704) (5,376)
Total Open Credit Default Swap Contracts (å) (3,716) (729)
(4,445)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 84,037 $ —
$ —
$ 84,037
International Debt — 20,931 —
—
20,931
Mortgage-Backed Securities — 176,205 —
—
176,205
Non-US Bonds — 32,821 —
—
32,821
United States Government Treasuries — 5,466 —
—
5,466
Common Stocks
Consumer Discretionary 24,641 26,602 —
—
51,243
Consumer Staples 6,721 11,287 —
—
18,008
Energy 11,553 5,947 —
—
17,500
Financial Services 53,235 46,229 —
—
99,464
Health Care 11,961 16,247 —
—
28,208
Materials and Processing 42,819 28,505 —
—
71,324

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Producer Durables 16,779 49,179 —
—
65,958
Technology 34,858 36,655 —
—
71,513
Utilities 31,020 21,073 —
—
52,093
Preferred Stocks 3,942 804 — — 4,746
Options Purchased 4,928 95,930 — — 100,858
Warrants and Rights — — — — —
Short-Term Investments — 48,525 — 145,713 194,238
Other Securities — — — 5,352 5,352
Total Investments 242,457 706,443 — 151,065 1,099,965
Other Assets and Liabilities, Net
Other Financial Instruments
Assets
Futures Contracts 12,760 — — — 12,760
Foreign Currency Exchange Contracts 49 3,780 — — 3,829
Interest Rate Swap Contracts — 29,096 — — 29,096
Credit Default Swap Contracts — 1,069 — — 1,069
A
Liabilities
Futures Contracts (8,578) — — — (8,578)
Options Written (138) (55,740) — — (55,878)
Foreign Currency Exchange Contracts (49) (1,824) — — (1,873)
Total Return Swap Contracts — (1,095) — — (1,095)
Interest Rate Swap Contracts — (15,877) — — (15,877)
Credit Default Swap Contracts — (5,514) — — (5,514)
Total Other Financial Instruments
*
$ 4,044 $ (46,105) $ — $ — $ (42,061)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
7,281
Austria ................................................................................................
2,570
Belgium ..............................................................................................
646
Bermuda .............................................................................................
839
Brazil ..................................................................................................
7,847
Burkina Faso .......................................................................................
110
Cameroon ............................................................................................
579
Canada ................................................................................................
21,666

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Amounts in thousands
Country Exposure
Fair Value
$
Cayman Islands ...................................................................................
1,999
Chile ...................................................................................................
2,398
China ..................................................................................................
21,963
Colombia .............................................................................................
2,428
Czech Republic ...................................................................................
2,569
Denmark .............................................................................................
7,579
Dominican Republic ...........................................................................
7
Finland ...............................................................................................
747
France .................................................................................................
26,861
Germany .............................................................................................
13,345
Greece ................................................................................................
763
Hong Kong ..........................................................................................
9,731
Hungary ..............................................................................................
527
India ...................................................................................................
8,260
Indonesia ............................................................................................
6,488
Ireland ................................................................................................
2,418
Israel ...................................................................................................
474
Italy ....................................................................................................
7,669
Japan ..................................................................................................
70,929
Jersey ..................................................................................................
318
Kazakhstan .........................................................................................
715
Luxembourg ........................................................................................
989
Malaysia ..............................................................................................
1,011
Mexico ................................................................................................
7,622
Monaco ...............................................................................................
444
Mongolia .............................................................................................
1,965
Netherlands ........................................................................................
6,235
New Zealand .......................................................................................
903
Norway ................................................................................................
915
Peru ....................................................................................................
1,760
Poland .................................................................................................
978
Portugal ..............................................................................................
120
Puerto Rico .........................................................................................
1,754
Romania ..............................................................................................
1,602
Russia .................................................................................................
11,718
Singapore ............................................................................................
1,965
South Africa ........................................................................................
2,668
South Korea ........................................................................................
11,652
Spain ...................................................................................................
5,414
Sweden ................................................................................................
7,843
Switzerland .........................................................................................
7,669
Taiwan .................................................................................................
10,524
Tanzania ..............................................................................................
520
Thailand ..............................................................................................
7,645
Turkey .................................................................................................
1,579
Ukraine ...............................................................................................
1,249
United Kingdom ..................................................................................
61,323
United States .......................................................................................
712,172
Total Investments ................................................................................ 1,099,965

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.9%
Consumer Discretionary - 14.9%
Advance Auto Parts, Inc. 1,621 344
Amazon.com, Inc.(Æ) 7,460 24,825
Amerco , Inc. 386 227
AutoNation, Inc.(Æ) 1,886 229
AutoZone, Inc.(Æ) 668 1,085
Bath & Body Works Inc.(Æ) 15,133 1,212
Best Buy Co., Inc. 13,090 1,471
BorgWarner, Inc. 9,156 448
Brunswick Corp. 4,836 505
Cable One, Inc. 114 215
Capri Holdings, Ltd.(Æ) 6,907 389
CarMax, Inc.(Æ) 4,278 573
Carvana Co.(Æ) 1,230 415
Charter Communications, Inc. Class A(Æ) 1,674 1,246
Comcast Corp. Class A 135,481 7,971
Costco Wholesale Corp. 8,630 3,708
Dick's Sporting Goods, Inc. 2,367 246
Discovery, Inc. Class A(Æ)(Ñ) 11,270 327
DISH Network Corp. Class A(Æ) 9,840 412
Dollar General Corp. 6,187 1,439
Dollar Tree, Inc.(Æ) 12,264 1,224
DR Horton, Inc. 29,044 2,772
FactSet Research Systems, Inc. 338 121
Five Below, Inc.(Æ) 960 187
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 155
Foot Locker, Inc. 8,241 470
Ford Motor Credit Co. LLC(Æ) 147,820 2,062
Fortune Brands Home & Security, Inc. 5,699 555
Fox Corp. Class A 23,654 844
Gap, Inc. (The) 6,727 196
Garmin, Ltd. 6,758 1,062
General Motors Co.(Æ) 57,443 3,265
Gentex Corp. 9,384 319
Genuine Parts Co. 4,169 529
Graham Holdings Co. Class B 121 80
Grand Canyon Education, Inc.(Æ) 3,605 333
Hanesbrands, Inc. 6,916 126
Harley-Davidson, Inc. 3,731 148
Home Depot, Inc. (The) 15,747 5,168
IAC/InterActiveCorp.(Æ) 2,056 282
Interpublic Group of Cos., Inc. (The) 28,594 1,011
John Wiley & Sons, Inc. Class A 3,101 182
Just Eat Takaway.com NV - ADR(Æ) 12,675 223
Kohl's Corp. 12,950 658
Lear Corp. 3,069 537
Leggett & Platt, Inc. 3,991 192
Lennar Corp. Class A 15,836 1,665
Liberty Broadband Corp. Class C(Æ) 685 122
Liberty Media Corp. Class C(Æ) 8,296 383
LKQ Corp.(Æ) 23,090 1,172
Lowe's Cos., Inc. 4,216 812
Lululemon Athletica , Inc.(Æ) 1,003 401
Mattel, Inc.(Æ) 8,014 174
McDonald's Corp. 2,164 525
Mohawk Industries, Inc.(Æ) 5,394 1,051
Netflix, Inc.(Æ) 4,211 2,179
New York Times Co. (The) Class A 7,004 307
Newell Rubbermaid, Inc. 21,166 524
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
News Corp. Class A 10,896 268
Nexstar Media Group, Inc. Class A 718 106
Nielsen Holdings PLC 12,984 308
Nike, Inc. Class B 12,904 2,162
NVR, Inc.(Æ) 187 977
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 170
Omnicom Group, Inc. 7,652 557
O'Reilly Automotive, Inc.(Æ) 600 362
Peloton Interactive, Inc. Class A(Æ) 4,277 505
Polaris, Inc. 1,369 179
Pool Corp. 1,538 735
PulteGroup, Inc. 14,463 794
PVH Corp.(Æ) 2,353 246
Qurate Retail, Inc. Class A 30,739 365
Ross Stores, Inc. 7,297 895
Service Corp. International 4,005 250
Sirius XM Holdings, Inc.(Ñ) 49,327 319
Spotify Technology SA(Æ) 3,606 825
Starbucks Corp. 12,264 1,489
Tapestry, Inc. 3,233 137
Target Corp. 13,211 3,449
Tempur Sealy International, Inc. 6,399 277
Tesla, Inc.(Æ) 11,610 7,979
TJX Cos., Inc. (The) 14,044 966
Toll Brothers, Inc. 1,228 73
Tractor Supply Co. 2,703 489
Ulta Beauty, Inc.(Æ) 909 305
ViacomCBS , Inc. Class B 37,553 1,537
Walmart, Inc. 28,346 4,041
Walt Disney Co. (The)(Æ) 26,419 4,650
Wayfair, Inc. Class A(Æ) 1,517 366
Whirlpool Corp. 3,786 839
Williams-Sonoma, Inc. 6,198 940
Yum China Holdings, Inc. 10,049 625
Yum! Brands, Inc. 1,409 185
Zillow Group, Inc.(Æ) 3,061 325
117,998
Consumer Staples - 6.3%
Albertsons Co., Inc. Class A(Ñ) 6,560 142
Altria Group, Inc. 11,455 550
Archer-Daniels-Midland Co. 44,565 2,661
Boston Beer Co., Inc. Class A(Æ) 442 314
Brown-Forman Corp. Class B - ADR 2,998 213
Bunge, Ltd. 11,564 898
Campbell Soup Co. 15,434 675
Casey's General Stores, Inc. 3,663 724
Church & Dwight Co., Inc. 6,269 543
Clorox Co. (The) 5,369 971
Coca-Cola Co. (The) 34,797 1,984
Colgate-Palmolive Co. 13,575 1,079
ConAgra Foods, Inc. 15,379 515
Constellation Brands, Inc. Class A 1,725 387
CVS Health Corp. 46,735 3,849
Estee Lauder Cos., Inc. (The) Class A 4,118 1,375
Flowers Foods, Inc. 15,734 371
General Mills, Inc. 44,689 2,630
Grocery Outlet Holding Corp.(Æ) 4,381 145
Hain Celestial Group, Inc. (The)(Æ) 4,043 161
Herbalife Nutrition, Ltd.(Æ) 7,258 370

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hershey Co. (The) 3,393 607
Hormel Foods Corp. 11,533 535
Ingredion, Inc. 5,002 439
JM Smucker Co. (The) 8,968 1,176
Kellogg Co. 11,944 757
Keurig Dr Pepper, Inc. 2,126 75
Kimberly-Clark Corp. 7,976 1,083
Kraft Heinz Foods Co. 41,419 1,593
Kroger Co. (The) 39,926 1,625
McCormick & Co., Inc. 3,152 265
Molson Coors Beverage Co. Class B 7,021 343
Mondelez International, Inc. Class A 20,353 1,288
Monster Beverage Corp.(Æ) 8,967 846
Nu Skin Enterprises, Inc. Class A 4,498 241
PepsiCo, Inc. 19,921 3,127
Philip Morris International, Inc. 40,356 4,039
Pilgrim's Pride Corp.(Æ) 5,757 128
Post Holdings, Inc.(Æ) 1,186 121
Procter & Gamble Co. (The) 45,766 6,509
Reynolds Consumer Products, Inc. 3,726 106
Spectrum Brands Holdings, Inc. 3,423 299
Sprouts Farmers Market, Inc.(Æ) 10,235 252
Tyson Foods, Inc. Class A 19,074 1,363
US Foods Holding Corp.(Æ) 22,099 759
Walgreens Boots Alliance, Inc. 40,771 1,922
50,055
Energy - 1.1%
Chevron Corp. 12,723 1,296
Cimarex Energy Co. 2,413 157
ConocoPhillips Co. 14,687 823
Diamondback Energy, Inc. 1,944 150
Enphase Energy, Inc.(Æ) 1,545 293
Exxon Mobil Corp. 53,526 3,082
HollyFrontier Corp. 3,479 102
Kinder Morgan, Inc. 58,197 1,012
ONEOK, Inc. 18,865 980
SolarEdge Technologies, Inc.(Æ) 1,376 357
Xcel Energy, Inc. 4,603 314
8,566
Financial Services - 17.3%
Affiliated Managers Group, Inc. 1,040 165
Aflac, Inc. 36,157 1,989
Air Lease Corp. Class A 2,197 93
Alexandria Real Estate Equities, Inc.(ö) 960 193
Alleghany Corp.(Æ) 146 97
Alliance Data Systems Corp. 807 75
Allstate Corp. (The) 18,449 2,399
Ally Financial, Inc. 21,412 1,100
American Express Co. 1,589 271
American Financial Group, Inc. 1,576 199
American Homes 4 Rent Class A(ö) 2,701 113
American International Group, Inc. 24,730 1,171
American Tower Corp.(ö) 1,141 323
Ameriprise Financial, Inc. 4,961 1,278
Annaly Capital Management, Inc.(ö) 14,181 120
Arch Capital Group, Ltd.(Æ) 9,219 360
Arthur J Gallagher & Co. 2,428 338
Assurant, Inc. 550 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Athene Holding, Ltd. Class A(Æ) 5,034 325
Bank of America Corp. 155,926 5,981
Bank of New York Mellon Corp. (The) 32,400 1,663
Berkshire Hathaway, Inc. Class B(Æ) 39,277 10,930
BlackRock, Inc. Class A 1,982 1,719
Brighthouse Financial, Inc.(Æ) 2,736 118
Brown & Brown, Inc. 2,723 148
Camden Property Trust(ö) 1,169 175
Capital One Financial Corp. 20,995 3,395
Cboe Global Markets, Inc. 4,037 478
CBRE Group, Inc. Class A(Æ) 21,405 2,065
Charles Schwab Corp. (The) 18,521 1,259
Chubb, Ltd. 20,149 3,400
Cincinnati Financial Corp. 1,987 234
Citigroup, Inc. 46,242 3,127
Citizens Financial Group, Inc. 19,838 836
CME Group, Inc. Class A 607 129
Comerica, Inc. 5,232 359
Commerce Bancshares, Inc. 2,088 148
CoreSite Realty Corp. Class A(ö) 870 120
Crown Castle International Corp.(ö) 1,491 288
CubeSmart (ö) 3,425 170
Digital Realty Trust, Inc.(ö) 1,484 229
Discover Financial Services 17,637 2,193
Duke Realty Corp. (ö) 3,943 201
East West Bancorp, Inc. 7,379 525
Equifax, Inc. 2,559 667
Equinix , Inc.(Æ)(ö) 330 271
Equitable Holdings, Inc. 12,709 392
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 243
Everest Re Group, Ltd. 1,128 285
Extra Space Storage, Inc.(ö) 2,488 433
Fidelity National Financial, Inc. 8,366 373
Fifth Third Bancorp 32,926 1,195
First American Financial Corp. 3,276 221
First Republic Bank 941 184
FleetCor Technologies, Inc.(Æ) 405 105
Franklin Resources, Inc. 11,586 342
Global Payments, Inc. 289 56
Globe Life, Inc.(Æ) 4,726 440
Goldman Sachs Group, Inc. (The) 12,753 4,781
Hanover Insurance Group, Inc. (The) 471 64
Hartford Financial Services Group, Inc. 14,860 945
Healthpeak Properties, Inc.(ö) 4,003 148
Huntington Bancshares, Inc. 23,297 328
Intercontinental Exchange, Inc. 4,516 541
Invesco, Ltd. 14,821 361
Invitation Homes, Inc.(ö) 3,963 161
Jefferies Financial Group, Inc.(Æ) 5,383 179
Jones Lang LaSalle, Inc.(Æ) 1,878 418
JPMorgan Chase & Co. 61,792 9,379
KeyCorp 36,331 714
Kimco Realty Corp.(ö) 14,695 313
KKR & Co., Inc. Class A 15,271 974
Lazard, Ltd. Class A 2,386 113
Lincoln National Corp. 5,679 350
Loews Corp. 7,792 418
LPL Financial Holdings, Inc. 2,218 313
M&T Bank Corp. 5,771 772
Markel Corp.(Æ) 275 332

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MarketAxess Holdings, Inc. 884 420
Marsh & McLennan Cos., Inc. 805 119
MasterCard, Inc. Class A 11,477 4,429
Merck & Co., Inc. 35,067 2,696
MetLife, Inc. 30,578 1,764
MGIC Investment Corp. 15,038 208
Mid-America Apartment Communities, Inc.
(ö) 1,038 200
Morgan Stanley 49,508 4,752
New York Community Bancorp, Inc. 22,237 262
Northern Trust Corp. 12,323 1,391
Old Republic International Corp. 6,895 170
OneMain Holdings, Inc.(Æ) 2,166 132
PayPal Holdings, Inc.(Æ) 13,780 3,797
Pinnacle Financial Partners, Inc. 1,658 149
PNC Financial Services Group, Inc. (The) 18,019 3,287
Primerica, Inc. 1,046 153
Principal Financial Group, Inc. 15,899 988
Progressive Corp. (The) 28,680 2,729
Prologis, Inc.(ö) 3,483 446
Prudential Financial, Inc. 14,731 1,477
Public Storage(ö) 1,989 622
Raymond James Financial, Inc. 9,221 1,194
Realty Income Corp.(ö) 2,243 158
Regions Financial Corp. 54,821 1,055
Reinsurance Group of America, Inc. Class A 2,328 256
RenaissanceRe Holdings, Ltd. 905 138
SBA Communications Corp. (ö) 254 87
State Street Corp. 14,086 1,227
SVB Financial Group(Æ) 3,202 1,761
Synchrony Financial 28,036 1,318
Synovus Financial Corp. 3,002 123
T. Rowe Price Group, Inc. 2,684 548
TransUnion 1,055 127
Travelers Cos., Inc. (The) 14,421 2,148
Truist Financial Corp. 51,895 2,825
Unum Group 5,523 151
US Bancorp 47,848 2,657
VICI Properties, Inc.(Ñ)(ö) 16,574 517
Visa, Inc. Class A 23,931 5,896
Voya Financial, Inc. 1,947 125
Wells Fargo & Co. 87,420 4,016
Welltower , Inc.(ö) 4,587 398
Western Alliance Bancorp 3,310 307
Western Union Co. (The) 12,017 279
Weyerhaeuser Co.(ö) 3,568 120
Willis Towers Watson PLC(Æ) 4,610 950
WP Carey, Inc.(ö) 1,744 141
WR Berkley Corp. 6,167 451
Zions Bancorp NA 1,676 87
136,648
Health Care - 11.9%
10x Genomics, Inc. Class A(Æ) 1,581 290
Abbott Laboratories 26,229 3,173
AbbVie, Inc. 34,106 3,967
Abiomed , Inc.(Æ) 819 268
Acadia Healthcare Co., Inc.(Æ) 1,978 122
Acadia Pharmaceuticals, Inc.(Æ) 6,385 138
Agilent Technologies, Inc. 7,134 1,093
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Align Technology, Inc.(Æ) 2,214 1,541
Alkermes PLC(Æ) 10,450 270
Amedisys , Inc.(Æ) 1,362 355
American Well Corp. Class A(Æ) 3,615 42
AmerisourceBergen Corp. Class A 7,060 863
Amgen, Inc. 8,989 2,171
Anthem, Inc.(Æ) 10,013 3,845
AstraZeneca PLC - ADR 14,517 831
Avantor , Inc.(Æ) 9,659 363
Baxter International, Inc. 6,077 470
Becton Dickinson and Co. 1,507 385
Biogen, Inc.(Æ) 8,135 2,658
Bio-Rad Laboratories, Inc. Class A(Æ) 336 248
Boston Scientific Corp.(Æ) 13,204 602
Bristol-Myers Squibb Co. 25,426 1,726
Cardinal Health, Inc. 13,463 799
Catalent , Inc.(Æ) 2,026 243
Centene Corp.(Æ) 23,293 1,598
Cerner Corp. 7,545 607
Charles River Laboratories International,
Inc.(Æ) 1,769 720
Chemed Corp. 436 208
Cigna Corp. 15,866 3,641
Cooper Cos., Inc. (The) 984 415
DaVita HealthCare Partners, Inc.(Æ) 4,371 526
DexCom , Inc.(Æ) 986 508
Edwards Lifesciences Corp.(Æ) 9,628 1,081
Eli Lilly & Co. 3,057 744
Encompass Health Corp.(Æ) 1,022 85
Envista Holdings Corp.(Æ) 2,086 90
Exelixis , Inc.(Æ) 15,607 263
Gilead Sciences, Inc. 7,859 537
Globus Medical, Inc. Class A(Æ) 3,559 296
Haemonetics Corp.(Æ) 866 53
HCA Healthcare, Inc. 10,795 2,679
Henry Schein, Inc.(Æ) 12,722 1,020
Hill-Rom Holdings, Inc. 1,250 173
Hologic , Inc.(Æ) 2,816 211
Horizon Therapeutics PLC(Æ) 4,987 499
Humana, Inc. 5,015 2,136
Icon PLC(Æ) 514 125
ICU Medical, Inc.(Æ) 397 81
IDEXX Laboratories, Inc.(Æ) 956 649
Illumina, Inc.(Æ) 1,336 662
Incyte Corp.(Æ) 4,236 328
Intuitive Surgical, Inc.(Æ) 1,809 1,794
Iovance Biotherapeutics , Inc.(Æ) 8,967 200
IQVIA, Inc.(Æ) 616 153
Jazz Pharmaceuticals PLC(Æ) 1,492 253
Johnson & Johnson 44,334 7,633
Laboratory Corp. of America Holdings(Æ) 5,685 1,684
Masimo Corp.(Æ) 2,111 575
McKesson Corp. 8,803 1,794
Medtronic PLC 10,686 1,403
Molina Healthcare, Inc.(Æ) 1,536 419
Novocure , Ltd.(Æ) 2,605 401
Oak Street Health, Inc.(Æ) 2,172 137
Organon & Co. 3,251 94
PerkinElmer, Inc. 2,443 445
Pfizer, Inc. 120,951 5,177

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Qiagen NV(Æ) 5,058 267
Quest Diagnostics, Inc. 7,951 1,127
Quidel Corp.(Æ) 1,061 150
Regeneron Pharmaceuticals, Inc.(Æ) 1,600 919
Repligen Corp.(Æ) 1,066 262
ResMed , Inc. 5,322 1,447
Sage Therapeutics, Inc.(Æ) 3,818 167
Seagen , Inc.(Æ) 3,186 489
STERIS PLC 1,947 424
Stryker Corp. 5,692 1,542
Syneos Health, Inc. Class A(Æ) 1,951 175
Teladoc Health, Inc.(Æ) 2,618 389
Teleflex, Inc. 337 134
Thermo Fisher Scientific, Inc. 5,307 2,866
United Therapeutics Corp.(Æ) 4,320 786
UnitedHealth Group, Inc. 19,520 8,046
Universal Health Services, Inc. Class B 5,556 891
Veeva Systems, Inc. Class A(Æ) 4,964 1,652
Vertex Pharmaceuticals, Inc.(Æ) 2,668 538
Viatris , Inc. 60,081 845
West Pharmaceutical Services, Inc. 3,497 1,440
Zoetis, Inc. Class A 6,189 1,255
94,371
Materials and Processing - 4.4%
Air Products & Chemicals, Inc. 1,958 570
Albemarle Corp. 5,132 1,057
Amcor PLC 48,889 565
AptarGroup, Inc. 4,005 516
Ball Corp. 6,584 533
Berry Plastics Group, Inc.(Æ) 6,333 407
Carrier Global Corp. 8,616 476
Celanese Corp. Class A 6,339 987
CF Industries Holdings, Inc. 3,183 150
Chemours Co. (The) 4,066 135
Copart , Inc.(Æ) 8,256 1,214
Crown Holdings, Inc. 8,000 798
Dow, Inc. 16,832 1,046
DowDuPont , Inc. 7,834 588
Eastman Chemical Co. 10,354 1,167
Ecolab, Inc. 3,838 848
Element Solutions, Inc.(Æ) 6,819 159
Fastenal Co. 11,202 614
FMC Corp. 1,833 196
Freeport-McMoRan, Inc. 25,312 964
Graphic Packaging Holding Co. 11,124 213
Huntsman Corp. 13,564 358
IAA, Inc.(Æ) 1,810 109
International Flavors & Fragrances, Inc. 3,754 566
International Paper Co. 36,006 2,080
ITT, Inc. 1,974 193
Linde PLC(Æ) 6,091 1,872
LyondellBasell Industries Class A 13,729 1,364
Mosaic Co. (The) 9,811 306
NewMarket Corp. 220 70
Newmont Corp. 17,447 1,096
Nucor Corp. 20,936 2,179
Olin Corp. 4,382 206
Owens Corning 5,137 494
Packaging Corp. of America 8,633 1,222
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PPG Industries, Inc. 6,054 990
Reliance Steel & Aluminum Co. 6,070 954
RPM International, Inc. 1,878 163
Scotts Miracle- Gro Co. (The) Class A 563 100
Sealed Air Corp. 8,637 490
Sherwin-Williams Co. (The) 4,300 1,251
Silgan Holdings, Inc. 1,496 61
Sonoco Products Co. 6,072 387
Southern Copper Corp. 4,424 290
Steel Dynamics, Inc. 19,773 1,274
Terminix Global Holdings, Inc.(Æ) 2,905 153
Timken Co. (The) 3,380 269
Trane Technologies PLC 7,032 1,432
Trex Co., Inc.(Æ) 3,883 377
Valmont Industries, Inc. 1,525 361
Vulcan Materials Co. 734 132
Watsco , Inc. 1,466 414
Westlake Chemical Corp. 1,494 124
Westrock Co. 11,206 551
35,091
Producer Durables - 8.4%
3M Co. 11,565 2,289
AGCO Corp. 3,622 479
Ametek , Inc. 7,174 998
AO Smith Corp. 5,624 396
Aptiv PLC(Æ) 7,083 1,182
Avalara, Inc.(Æ) 1,865 312
Avery Dennison Corp. 2,308 486
Beyond Meat, Inc.(Æ)(Ñ) 2,356 289
Carlisle Cos., Inc. 1,852 375
Caterpillar, Inc. 4,327 895
CH Robinson Worldwide, Inc. 4,499 401
Cintas Corp. 2,987 1,177
CoStar Group, Inc.(Æ) 10,460 929
Crane Co. 1,160 113
CSX Corp. 30,135 974
Cummins, Inc. 12,725 2,953
Danaher Corp. 5,660 1,684
Deere & Co. 2,935 1,061
Donaldson Co., Inc. 2,305 153
Dover Corp. 3,545 592
Eaton Corp. PLC 8,712 1,377
Emerson Electric Co. 11,686 1,179
Expeditors International of Washington, Inc. 9,965 1,278
FedEx Corp. 10,889 3,047
Fortive Corp. 5,331 387
Generac Holdings, Inc.(Æ) 1,519 637
General Dynamics Corp. 7,564 1,483
General Electric Co. 25,266 327
Graco , Inc. 7,498 585
HEICO Corp. 857 116
Honeywell International, Inc. 5,520 1,291
Hubbell, Inc. Class B 2,493 500
IDEX Corp. 3,612 819
Illinois Tool Works, Inc. 5,210 1,181
Ingersoll Rand, Inc.(Æ) 4,090 200
Jacobs Engineering Group, Inc. 2,214 299
JB Hunt Transport Services, Inc. 1,545 260
Johnson Controls International PLC(Æ) 34,754 2,482

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kansas City Southern 1,726 462
Keysight Technologies, Inc.(Æ) 7,257 1,194
Kirby Corp.(Æ) 2,098 121
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,576 277
Landstar System, Inc. 943 148
Lincoln Electric Holdings, Inc. 2,244 313
Littelfuse , Inc. 717 191
Lockheed Martin Corp. 3,674 1,366
ManpowerGroup , Inc. 3,997 474
Mettler -Toledo International, Inc.(Æ) 474 699
Middleby Corp.(Æ) 2,914 558
MSA Safety, Inc. 848 139
MSC Industrial Direct Co., Inc. Class A 2,696 240
National Instruments Corp. 1,491 66
Nordson Corp. 623 141
Norfolk Southern Corp. 3,355 865
Northrop Grumman Corp. 5,168 1,876
Old Dominion Freight Line, Inc. 4,014 1,080
Otis Worldwide Corp. 2,878 258
PACCAR Financial Corp. 16,583 1,376
Parker-Hannifin Corp. 1,137 355
Paychex, Inc. 10,985 1,250
Paylocity Holding Corp.(Æ) 586 122
Pentair PLC 5,866 432
Quanta Services, Inc. 12,505 1,137
Regal Beloit Corp. 1,461 215
Republic Services, Inc. Class A 2,052 243
Robert Half International, Inc. 5,093 500
Rockwell Automation, Inc. 1,449 445
Rollins, Inc. 4,610 177
Roper Technologies, Inc. 406 199
S&P Global, Inc. 229 98
Snap-on, Inc. 3,810 831
Square, Inc. Class A(Æ) 3,456 855
Stanley Black & Decker, Inc. 5,473 1,078
StoneCo , Ltd. Class A(Æ) 1,467 86
Teledyne Technologies, Inc.(Æ) 474 215
Textron, Inc. 5,573 385
Toro Co. (The) 3,560 405
TreeHouse Foods, Inc.(Æ) 2,934 130
Trimble Navigation, Ltd.(Æ) 10,986 939
Union Pacific Corp. 2,130 466
United Parcel Service, Inc. Class B 8,617 1,649
United Rentals, Inc.(Æ) 5,768 1,901
Verisk Analytics, Inc. Class A 4,591 872
Waste Management, Inc. 6,230 924
Waters Corp.(Æ) 1,847 720
Westinghouse Air Brake Technologies Corp. 4,274 363
WW Grainger, Inc. 847 377
Xerox Holdings Corp. 5,514 133
XPO Logistics, Inc.(Æ) 2,888 401
Xylem, Inc. 3,889 489
Zebra Technologies Corp. Class A(Æ) 2,166 1,197
66,619
Technology - 28.2%
Accenture PLC Class A 6,874 2,184
Activision Blizzard, Inc. 11,921 997
Adobe, Inc.(Æ) 7,633 4,745
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Advanced Micro Devices, Inc.(Æ) 11,761 1,249
Akamai Technologies, Inc.(Æ) 2,151 258
Alphabet, Inc. Class A(Æ) 8,161 21,989
Alphabet, Inc. Class C(Æ) 2,423 6,553
Amdocs, Ltd. 6,444 497
Amphenol Corp. Class A 16,250 1,178
Analog Devices, Inc. 5,765 965
Anaplan, Inc.(Æ) 4,290 245
Ansys , Inc.(Æ) 2,653 978
Apple, Inc. 282,550 41,212
Applied Materials, Inc. 13,476 1,886
Arista Networks, Inc.(Æ) 2,632 1,001
Arrow Electronics, Inc.(Æ) 5,069 601
Atlassian Corp. PLC Class A(Æ) 2,201 716
Autodesk, Inc.(Æ) 1,940 623
Automatic Data Processing, Inc. 6,042 1,267
Avnet, Inc. 3,255 134
Bill.com Holdings, Inc.(Æ) 1,598 330
Bio Techne Corp.(Æ) 1,377 664
Black Knight, Inc.(Æ) 2,011 167
Broadcom, Inc. 2,486 1,207
Broadridge Financial Solutions, Inc. 1,481 257
CACI International, Inc. Class A(Æ) 580 155
Cadence Design Systems, Inc.(Æ) 9,289 1,372
CDW Corp. 630 116
Ceridian HCM Holding, Inc.(Æ) 1,758 173
Ciena Corp.(Æ) 7,070 411
Cisco Systems, Inc. 84,148 4,659
Citrix Systems, Inc. 1,036 104
Cloudflare , Inc. Class A(Æ) 5,399 640
Cognex Corp. 5,824 527
Cognizant Technology Solutions Corp. Class
A 17,119 1,259
Concentrix Corp.(Æ) 471 77
Corning, Inc. 8,762 367
Corteva , Inc. 54,492 2,331
Coupa Software, Inc.(Æ) 1,259 273
Cree, Inc.(Æ) 1,012 94
Crowdstrike Holdings, Inc. Class A(Æ) 5,543 1,406
Datadog , Inc. Class A(Æ) 3,275 363
Dell Technologies, Inc. Class C(Æ) 13,117 1,267
DocuSign, Inc.(Æ) 1,703 508
Dolby Laboratories, Inc. Class A 1,887 183
Dropbox, Inc. Class A(Æ) 5,152 162
DXC Technology Co.(Æ) 5,783 231
Elastic NV(Æ) 2,177 322
Electronic Arts, Inc. 3,485 502
Entegris , Inc. 923 111
EPAM Systems, Inc.(Æ) 1,847 1,034
Etsy, Inc.(Æ) 2,437 447
F5 Networks, Inc.(Æ) 1,943 401
Facebook, Inc. Class A(Æ) 38,847 13,841
Fair Isaac Corp.(Æ) 517 271
Fastly , Inc. Class A(Æ)(Ñ) 1,165 56
Fidelity National Information Services, Inc. 5,462 814
FireEye, Inc.(Æ) 4,876 98
Fiserv, Inc.(Æ) 4,040 465
Five9, Inc.(Æ) 1,204 242
Fortinet, Inc.(Æ) 5,751 1,566
Genpact , Ltd. 1,325 66

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globant SA(Æ) 1,379 330
Guidewire Software, Inc.(Æ) 587 68
Hewlett Packard Enterprise Co. Class H 70,119 1,017
HP, Inc.(Æ) 89,678 2,589
HubSpot , Inc.(Æ) 530 316
Intel Corp. 95,592 5,135
Intuit, Inc. 3,877 2,055
IPG Photonics Corp.(Æ) 350 76
Jack Henry & Associates, Inc. 1,329 231
Juniper Networks, Inc. 16,956 477
KLA Corp. 3,338 1,162
Lam Research Corp. 2,042 1,302
Leidos Holdings, Inc. 3,866 411
Lumentum Holdings, Inc. Class E(Æ) 1,219 102
Manhattan Associates, Inc.(Æ) 2,909 464
Match Group, Inc.(Æ) 3,207 511
Maxim Integrated Products, Inc. 10,288 1,028
Media General, Inc.(Æ)(Š) 1,092 —
Microchip Technology, Inc. 1,736 248
Micron Technology, Inc. 25,620 1,988
Microsoft Corp. 133,788 38,117
MKS Instruments, Inc. 1,085 170
MongoDB, Inc.(Æ) 607 218
Monolithic Power Systems, Inc. 1,137 511
Motorola Solutions, Inc. 886 198
MSCI, Inc. Class A 483 288
nCino , Inc.(Æ) 1,539 98
NCR Corp.(Æ) 5,337 237
NetApp, Inc. 5,718 455
Nuance Communications, Inc.(Æ) 7,127 391
NVIDIA Corp. 35,284 6,880
Okta , Inc.(Æ) 1,471 364
ON Semiconductor Corp.(Æ) 4,746 185
Oracle Corp. 23,081 2,011
Palo Alto Networks, Inc.(Æ) 1,206 481
Paycom Software, Inc.(Æ) 1,427 571
Pinterest, Inc. Class A(Æ) 7,056 416
PTC, Inc.(Æ) 1,649 223
Qorvo , Inc.(Æ) 2,488 472
QUALCOMM, Inc. 7,434 1,114
Raytheon Technologies Corp.(Æ) 34,809 3,027
Roku, Inc.(Æ) 2,235 957
Salesforce.com, Inc.(Æ) 11,632 2,814
Science Applications International Corp. 1,080 94
ServiceNow , Inc.(Æ) 1,761 1,035
Skyworks Solutions, Inc. 4,971 917
Smartsheet , Inc. Class A(Æ) 3,071 223
SS&C Technologies Holdings, Inc. 3,011 236
SYNNEX Corp. 2,866 343
Synopsys, Inc.(Æ) 3,653 1,052
Take-Two Interactive Software, Inc.(Æ) 4,714 818
Teradyne, Inc. 5,995 761
Texas Instruments, Inc. 14,300 2,726
Trade Desk, Inc. (The) Class A(Æ) 10,690 876
Twitter, Inc.(Æ) 13,802 963
Tyler Technologies, Inc.(Æ) 1,985 978
Ubiquiti, Inc. 553 173
Unity Software, Inc.(Æ) 1,490 160
Vimeo, Inc.(Æ) 3,339 150
VMware, Inc. Class A(Æ)(Ñ) 2,068 318
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workday, Inc. Class A(Æ) 3,712 870
Xilinx, Inc. 4,262 639
Zendesk , Inc.(Æ) 1,099 143
Zoom Video Communications, Inc. Class
A(Æ) 3,087 1,167
Zscaler , Inc.(Æ) 1,418 335
Zynga, Inc. Class A(Æ) 10,871 110
223,612
Utilities - 5.4%
Alliant Energy Corp. 6,994 409
Ameren Corp. 3,420 287
American Electric Power Co., Inc. 18,464 1,627
American Water Works Co., Inc. 2,201 374
AT&T, Inc. 188,687 5,293
Atmos Energy Corp. 7,974 786
Avangrid , Inc. 5,223 272
CMS Energy Corp. 4,365 270
Consolidated Edison Co., Inc. 17,190 1,268
Dominion Energy, Inc. 5,764 432
DT Midstream, Inc. 5,040 214
DTE Energy Co. 10,081 1,183
Duke Energy Corp. 21,294 2,238
Edison International 3,505 191
Entergy Corp. 10,442 1,075
Essential Utilities, Inc. 2,076 102
Evergy , Inc. 6,998 456
Eversource Energy(Æ) 2,983 257
Exelon Corp. 40,647 1,902
FirstEnergy Corp. 14,439 553
Hawaiian Electric Industries, Inc. 5,775 250
IDACORP, Inc. 2,620 276
International Business Machines Corp. 23,587 3,325
Lumen Technologies, Inc. 76,275 951
MDU Resources Group, Inc. 10,801 343
National Fuel Gas Co. 3,411 175
NextEra Energy, Inc. 30,278 2,359
NiSource, Inc. 8,418 209
NRG Energy, Inc. 6,723 277
OGE Energy Corp. 10,301 348
Pinnacle West Capital Corp. 5,625 470
PPL Corp. 39,034 1,107
Public Service Enterprise Group, Inc. 25,448 1,584
RingCentral, Inc. Class A(Æ) 1,287 344
Sempra Energy 11,252 1,470
Southern Co. (The) 19,837 1,267
Telephone & Data Systems, Inc. 8,121 182
T-Mobile USA, Inc.(Æ) 11,929 1,718
UGI Corp. 6,830 314
Verizon Communications, Inc. 101,416 5,657
Vistra Corp. 16,704 320
WEC Energy Group, Inc.(Æ) 3,663 345
42,480
Total Common Stocks
(cost $495,617) 775,440
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 15,321,961
(∞)
15,319
Total Short-Term Investments

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multifactor U.S. Equity Fund
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $15,319) 15,319
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,985,525
(∞)
1,986
Total Other Securities
(cost $1,986) 1,986
Total Investments - 100.1%
(identified cost $512,922) 792,745
Other Assets and Liabilities, Net
- (0.1)%
(1,078)
Net Assets - 100.0%
791,667

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 429
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 36 USD 7,901 09/21 255
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 255
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 117,998 $ — $ —
$ —
$ 117,998
Consumer Staples 50,055 — —
—
50,055
Energy 8,566 — —
—
8,566
Financial Services 136,648 — —
—
136,648
Health Care 94,371 — —
—
94,371
Materials and Processing 35,091 — —
—
35,091
Producer Durables 66,619 — —
—
66,619
Technology 223,612 — —
—
223,612
Utilities 42,480 — —
—
42,480
Short-Term Investments — — — 15,319 15,319
Other Securities — — — 1,986 1,986
Total Investments
775,440 — — 17,305 792,745
Other Financial Instruments
Assets
Futures Contracts 255 — — — 255
Total Other Financial Instruments
*
$ 255 $ — $ — $ — $ 255
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.4%
Australia - 6.2%
Afterpay , Ltd.(Æ) 895 64
AGL Energy, Ltd. 53,937 285
APA Group 17,930 125
Aristocrat Leisure, Ltd. 6,018 185
ASX, Ltd. - ADR 1 —
Aurizon Holdings, Ltd. 98,021 278
AusNet Services(Æ) 91,779 123
Australia & New Zealand Banking
Group, Ltd. - ADR 41,979 855
BHP Group PLC 23,193 753
BHP Group, Ltd. - ADR 26,135 1,024
BlueScope Steel, Ltd. 41,967 754
Brambles, Ltd. 19,953 170
Cochlear, Ltd. 607 110
Coles Group, Ltd. 20,328 261
Commonwealth Bank of Australia - ADR 31,393 2,296
CSL, Ltd. 3,912 830
Dexus Property Group(ö) 50,536 381
Domino's Pizza Enterprises, Ltd. 1,198 103
Endeavour Mining Corp.(Æ) 13,261 65
Evolution Mining, Ltd. 27,146 84
Fortescue Metals Group, Ltd. 57,589 1,058
Goodman Group(ö) 28,175 469
GPT Group (The)(ö) 62,105 213
Insurance Australia Group, Ltd.(Æ) 29,005 104
Macquarie Group, Ltd. 4,650 537
Magellan Financial Group, Ltd. - ADR 1 —
Mirvac Group(ö) 39,278 83
National Australia Bank, Ltd. - ADR 36,690 699
Newcrest Mining, Ltd. 9,621 188
Northern Star Resources, Ltd. 13,149 99
QBE Insurance Group, Ltd. 31,715 255
Ramsay Health Care, Ltd. 2,286 108
REA Group, Ltd. 901 107
Reece, Ltd.(Æ) 6,882 119
Rio Tinto PLC 36,804 3,136
Rio Tinto, Ltd. - ADR 11,028 1,085
Santos, Ltd. 18,898 89
SEEK, Ltd. 10,394 224
Sonic Healthcare, Ltd. 8,395 247
South32, Ltd. Class B 303,654 665
Stockland(ö) 168,024 544
Suncorp Group, Ltd.(Æ) 21,798 185
Tabcorp Holdings, Ltd. 110,931 404
Telstra Corp., Ltd. 114,177 317
Transurban Group - ADR(Æ) 12,668 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Treasury Wine Estates, Ltd. 14,368 126
Wesfarmers, Ltd.(Æ) 15,284 687
Westpac Banking Corp. 48,796 875
Woolworths Group, Ltd. 13,261 379
21,881
Austria - 0.5%
Erste Group Bank AG 10,858 421
OMV AB 13,375 722
Voestalpine AG 10,621 468
1,611
Belgium - 0.8%
Ageas SA 11,424 603
Colruyt SA 3,924 223
Groupe Bruxelles Lambert SA 1,856 216
KBC Groep NV 5,533 445
Proximus SA 13,012 267
Solvay SA 4,418 589
UCB SA 2,652 287
Umicore SA 3,367 209
2,839
Canada - 8.5%
Algonquin Power & Utilities Corp. 9,360 149
Alimentation Couche-Tard, Inc. Class B 5,989 241
AltaGas , Ltd. - ADR 17,269 366
Atco, Ltd. Class I 3,692 133
B2Gold Corp. 32,799 137
Bank of Montreal(Ñ) 14,534 1,438
Bank of Nova Scotia (The) 20,180 1,260
Barrick Gold Corp. 10,962 239
BCE, Inc. 6,408 320
BlackBerry, Ltd. - ADR(Æ) 12,915 131
Canadian Apartment Properties(ö) 4,833 242
Canadian Imperial Bank of Commerce 11,808 1,373
Canadian National Railway Co. 2,697 293
Canadian Natural Resources, Ltd. 29,173 963
Canadian Pacific Railway, Ltd. 3,644 271
Canadian Tire Corp., Ltd. Class A 2,341 360
CCL Industries, Inc. Class B 2,129 122
Cenovus Energy, Inc. 37,180 310
CGI Group, Inc.(Æ) 1,438 131
Constellation Software, Inc. 134 215
Emera , Inc. 2,931 137
Empire Co., Ltd. Class A 9,948 327
Enbridge, Inc. 25,716 1,014
Fairfax Financial Holdings, Ltd. 612 258
First Quantum Minerals, Ltd. 17,299 370

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortis, Inc. 4,404 200
George Weston, Ltd. 1,679 174
Gildan Activewear , Inc. Class A 2,893 100
Great-West Lifeco , Inc. 16,830 506
Hydro One, Ltd.(Þ) 6,600 163
iA Financial Corp., Inc. 3,555 197
IGM Financial, Inc. 1,035 37
Imperial Oil, Ltd. 12,069 331
Intact Financial Corp. 919 125
Inter Pipeline, Ltd. 21,874 350
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 100
Kinross Gold Corp. 33,470 219
Loblaw Cos., Ltd. 9,768 661
Lundin Mining Corp. 9,996 91
Magna International, Inc. Class A 14,307 1,200
Manulife Financial Corp. 63,234 1,223
Metro, Inc. Class A 4,517 234
National Bank of Canada 12,741 975
Nutrien , Ltd. 5,574 331
Onex Corp. 2,895 221
Open Text Corp. 2,821 147
Power Corp. of Canada 21,745 694
Quebecor, Inc. Class B 9,367 245
Ritchie Bros Auctioneers, Inc. 2,638 157
Rogers Communications, Inc. Class B 1,665 85
Royal Bank of Canada - GDR 27,574 2,788
Saputo, Inc. - ADR 4,167 120
Shaw Communications, Inc. Class B 21,313 623
Shopify, Inc. Class A(Æ) 782 1,174
Sun Life Financial, Inc. 19,292 1,005
TC Energy Corp.(Æ) 7,567 369
Teck Resources, Ltd. Class B 36,976 844
TELUS Corp. 3,519 78
Thomson Reuters Corp.(Æ) 3,457 366
Toromont Industries, Ltd. 1,360 115
Toronto-Dominion Bank (The) 39,254 2,609
West Fraser Timber Co., Ltd. 3,984 286
WSP Global, Inc. 2,318 276
30,219
Chile - 0.0%
Antofagasta PLC 4,847 101
Denmark - 1.9%
Ambu A/S Class B 600 22
AP Moller - Maersk A/S Class A 147 393
AP Moller - Maersk A/S Class B 493 1,368
Coloplast A/S Class B 1,074 196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danske Bank A/S 25,075 439
Demant A/S(Æ) 3,270 200
DSV Panalpina A/S 2,726 664
Genmab A/S(Æ) 588 265
GN Store Nord A/S 1,707 150
Novo Nordisk A/S Class B 19,476 1,804
Novozymes A/S Class B 3,394 267
Pandora A/S 4,563 592
Rockwool International A/S Class B 280 149
Vestas Wind Systems A/S 7,565 279
6,788
Finland - 1.7%
Elisa OYJ 2,678 172
Fortum OYJ 35,268 974
Kesko OYJ Class B 6,371 273
Kone OYJ Class B 3,679 305
Neste OYJ 2,332 143
Nordea Bank AB 118,598 1,387
Orion OYJ Class B 6,037 257
Sampo OYJ Class A 8,327 402
Stora Enso OYJ Class R 49,764 984
UPM- Kymmene OYJ 18,688 764
Wartsila OYJ Abp Class B 34,159 515
6,176
France - 8.2%
Air Liquide SA Class A 2,463 428
Airbus Group SE(Æ) 4,089 561
Amundi SA(Þ) 2,267 210
Arkema SA 4,423 563
Atos SE 8,373 401
AXA SA 42,760 1,107
BioMerieux 803 96
BNP Paribas SA 23,227 1,413
Bollore SA 78,273 437
Bouygues SA - ADR 12,298 474
Capgemini SE 2,470 534
Carrefour SA 33,417 621
Cie de Saint-Gobain SA 23,806 1,703
Cie Generale des Etablissements
Michelin SCA Class B 9,121 1,489
Credit Agricole SA 41,415 576
Danone SA 11,483 845
Dassault Aviation SA 137 163
Dassault Systemes SE 9,415 519
Eiffage SA 4,613 470
Electricite de France SA 400 5
Engie SA 13,579 181

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EssilorLuxottica SA 1,391 263
Eurazeo SE 1,310 127
Faurecia SE 1,492 68
Hermes International 542 829
Iliad SA 627 135
Klepierre SA - GDR(ö) 10,283 249
La Francaise des Jeux SAEM(Þ) 1,182 63
Legrand SA - ADR 1,578 178
L'Oreal SA 3,050 1,397
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,710 2,970
Orange SA - ADR 65,319 728
Pernod Ricard SA 553 122
Publicis Groupe SA - ADR 16,675 1,052
Remy Cointreau SA 535 118
Sanofi - ADR 19,041 1,962
Sartorius Stedim Biotech 842 481
Schneider Electric SE 8,059 1,350
SCOR SE - ADR 6,459 181
SEB SA 613 102
Societe Generale SA 20,199 592
SUEZ SA 17,813 416
Teleperformance - GDR 499 211
Total SA 47,405 2,067
Valeo SA 2,248 65
Vinci SA 4,463 472
Vivendi SA - ADR 9,215 311
29,305
Germany - 8.1%
Allianz SE 7,877 1,962
Aroundtown SA 52,213 409
BASF SE 20,280 1,594
Bayer AG 20,051 1,196
Bayerische Motoren Werke
Aktiengesellschaft 13,253 1,318
Bechtle AG 646 134
Beiersdorf AG 887 105
Brenntag AG 5,616 561
Carl Zeiss Meditec AG 890 198
Continental AG(Æ) 4,202 571
Covestro AG(Þ) 12,268 789
Daimler AG 25,038 2,238
Deutsche Bank AG(Æ) 94,540 1,195
Deutsche Boerse AG 210 35
Deutsche Post AG 22,520 1,525
Deutsche Telekom AG 56,863 1,181
Deutsche Wohnen SE 4,657 291
E.ON SE 41,168 506
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evonik Industries AG 15,215 529
Fresenius Medical Care AG & Co. 9,571 756
Fresenius SE & Co. KGaA 16,921 890
GEA Group AG 5,226 232
Hannover Rueck SE 2,342 394
HeidelbergCement AG 10,324 916
HelloFresh SE(Æ) 4,445 417
Henkel AG & Co. KGaA 1,721 156
Infineon Technologies AG - ADR 13,736 524
KION Group AG 3,039 323
Knorr- Bremse AG 887 101
Lanxess AG 4,269 309
LEG Immobilien AG 816 129
Merck & Co., Inc. 2,113 433
Muenchener Rueckversicherungs-
Gesellschaft AG 3,578 968
Puma SE 1,786 219
RWE AG 3,885 138
SAP SE - ADR 8,863 1,271
Scout24 AG(Þ) 1,854 159
Siemens AG 12,020 1,877
Siemens Energy AG(Æ) 11,835 322
Siemens Healthineers AG(Þ) 1,826 121
Symrise AG 925 136
Telefonica Deutschland Holding AG 54,926 148
Uniper SE 9,922 388
United Internet AG 8,556 354
Volkswagen AG 737 245
Vonovia SE 4,719 315
Zalando SE(Æ)(Þ) 2,304 256
28,834
Hong Kong - 2.5%
AIA Group, Ltd. 99,090 1,188
Bank of East Asia, Ltd. (The) 1 —
BOC Hong Kong Holdings, Ltd. 61,500 198
CK Asset Holdings, Ltd. 109,973 750
CK Hutchison Holdings, Ltd. Class B 84,258 616
CK Infrastructure Holdings, Ltd. 55,500 336
CLP Holdings, Ltd. 49,312 509
Hang Seng Bank, Ltd. 4,100 79
Henderson Land Development Co., Ltd. 82,197 368
HKT Trust & HKT, Ltd. 159,658 217
Hong Kong Exchanges & Clearing, Ltd. 7,100 454
Jardine Matheson Holdings, Ltd. 13,000 771
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 39
New World Development Co., Ltd. 58,395 277
Power Assets Holdings, Ltd. 91,000 588

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sino Land Co., Ltd. 265,689 407
Sun Hung Kai Properties, Ltd. 41,097 589
Swire Pacific, Ltd. Class A 41,840 260
Swire Properties, Ltd. 56,400 161
Techtronic Industries Co., Ltd. 22,500 403
WH Group, Ltd.(Þ) 469,438 389
Xinyi Glass Holdings, Ltd. 54,000 202
8,801
Ireland - 0.8%
CRH PLC 30,690 1,530
Flutter Entertainment PLC(Æ) 777 132
Kerry Group PLC Class A 912 135
Kingspan Group PLC 3,986 433
Smurfit Kappa Group PLC 9,688 547
2,777
Israel - 0.5%
Bank Leumi Le-Israel BM(Æ) 67,859 520
Check Point Software Technologies, Ltd.
(Æ) 2,128 270
ICL Group, Ltd. 37,460 272
Israel Discount Bank, Ltd. Class A(Æ) 46,648 219
Mizrahi Tefahot Bank, Ltd. 5,654 171
Nice, Ltd.(Æ) 1,145 319
1,771
Italy - 1.4%
Assicurazioni Generali SpA 35,767 715
DiaSorin SpA 250 51
Enel SpA 40,436 373
Ferrari NV 1 —
Intesa Sanpaolo SpA 418,064 1,155
Mediobanca Banca di Credito
Finanziario SpA 23,764 278
Moncler SpA 4,989 344
Poste Italiane SpA (Þ) 36,770 487
Recordati SpA 5,351 331
Snam Rete Gas SpA 40,361 244
Telecom Italia SpA 650,149 286
Terna Rete Elettrica Nazionale SpA 16,481 131
UniCredit SpA 62,849 752
5,147
Japan - 20.2%
Advantest Corp. 1,700 151
Aeon Co., Ltd. 6,400 175
Aisin Seiki Co., Ltd. 13,000 526
Ajinomoto Co., Inc. 9,900 252
Asahi Glass Co., Ltd. 13,700 589
Asahi Group Holdings, Ltd. 7,200 324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asahi Kasei Corp. 38,500 420
Astellas Pharma, Inc. 36,400 580
Bandai Namco Holdings, Inc. 2,600 168
Bridgestone Corp. 24,600 1,083
Brother Industries, Ltd. 18,400 374
Canon, Inc. 27,200 625
Capcom Co., Ltd. - GDR 2,000 55
Century Tokyo Leasing Corp. 2,400 132
Chiba Bank, Ltd. (The) 29,600 169
Chubu Electric Power Co., Inc. 35,600 429
Chugai Pharmaceutical Co., Ltd. 4,300 159
CyberAgent , Inc. 13,600 245
Dai-ichi Life Holdings, Inc. 26,500 490
Daiichi Sankyo Co., Ltd. 9,100 180
Daikin Industries, Ltd. 1,500 312
Daito Trust Construction Co., Ltd. 4,200 494
Daiwa House Industry Co., Ltd. 15,700 482
Daiwa House REIT Investment Corp.(ö) 25 74
Daiwa Securities Group, Inc. 79,600 418
Denso Corp. 10,900 748
Disco Corp. 500 143
ENEOS Holdings, Inc. 146,500 611
FANUC Corp. 1,500 336
Fuji Electric Co., Ltd. 7,800 341
FUJIFILM Holdings Corp. 13,200 948
Fujitsu, Ltd. 2,900 493
GLP J-REIT(ö) 47 84
Hamamatsu Photonics KK 2,400 134
Harmonic Drive Systems, Inc. 1,200 67
Hirose Electric Co., Ltd. 900 135
Hitachi Metals, Ltd. 5,300 103
Hitachi, Ltd. 23,400 1,345
Honda Motor Co., Ltd. 30,900 988
Hoya Corp. 2,900 409
Ibiden Co., Ltd. 6,000 318
Idemitsu Kosan Co., Ltd. 18,400 433
Iida Group Holdings Co., Ltd. 11,000 265
Inpex Corp. 68,900 486
Isuzu Motors, Ltd. 46,000 612
ITOCHU Corp. 46,700 1,392
Japan Exchange Group, Inc. 100 2
Japan Post Bank Co., Ltd. Class A 7,800 66
Japan Post Holdings Co., Ltd. 35,600 303
Japan Post Insurance Co., Ltd. Class A 5,300 94
Japan Real Estate Investment Corp.(ö) 34 213
Japan Retail Fund Investment Corp.(ö) 70 73
Japan Tobacco, Inc. 40,400 790

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JFE Holdings, Inc. 29,300 359
JSR Corp. 6,200 208
Kajima Corp. 27,800 360
Kakaku.com, Inc. 3,600 98
Kansai Electric Power Co., Inc. (The) 43,700 414
Kao Corp. 900 54
KDDI Corp. 37,200 1,136
Keyence Corp. 900 501
Kikkoman Corp. 2,300 141
Kirin Holdings Co., Ltd. 8,900 163
Kobayashi Pharmaceutical Co., Ltd. 100 8
Komatsu, Ltd. 13,200 344
Konami Holdings Corp. 2,600 144
Kubota Corp. 7,400 155
Kyocera Corp. 5,100 315
Kyowa Kirin Co., Ltd. 4,100 133
Lasertec Corp. 1,200 226
Lawson, Inc. 2,000 100
Lion Corp. 100 2
LIXIL Group Corp. 13,300 363
M3, Inc. 5,300 347
Makita Corp. 2,900 150
Marubeni Corp. 116,100 995
Mazda Motor Corp.(Æ) 25,200 248
Medipal Holdings Corp. 13,400 252
MEIJI Holdings Co., Ltd. 1,800 111
Mitsubishi Chemical Holdings Corp. 98,600 828
Mitsubishi Corp. 40,300 1,137
Mitsubishi Electric Corp. 65,900 892
Mitsubishi Estate Co., Ltd. 5,000 78
Mitsubishi Gas Chemical Co., Inc. 12,800 267
Mitsubishi Heavy Industries, Ltd. 10,200 296
Mitsubishi UFJ Financial Group, Inc. 156,100 827
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 33,500 183
Mitsui & Co., Ltd. 64,600 1,492
Mitsui Chemicals, Inc. 14,900 476
Mitsui Fudosan Co., Ltd. 13,700 321
Mizuho Financial Group, Inc. 34,400 491
MonotaRO Co., Ltd. 4,400 101
MS&AD Insurance Group Holdings, Inc. 10,500 325
Murata Manufacturing Co., Ltd. 4,600 381
Nabtesco Corp. 3,000 115
NEC Corp. 8,800 447
NGK Insulators, Ltd. 10,500 168
NH Foods, Ltd. 4,200 170
Nidec Corp. 2,100 236
Nihon M&A Center, Inc. 4,200 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nintendo Co., Ltd. 1,500 773
Nippon Express Co., Ltd. 4,000 292
Nippon Shinyaku Co., Ltd. 1,200 90
Nippon Steel Corp. 23,300 407
Nippon Telegraph & Telephone Corp. 31,318 802
Nippon Yusen 14,300 773
Nissan Chemical Industries, Ltd. 100 5
Nissan Motor Co., Ltd.(Æ) 65,600 380
Nissin Foods Holdings Co., Ltd. 900 64
Nitori Holdings Co., Ltd. 800 152
Nitto Denko Corp. 3,600 268
Nomura Holdings, Inc. 79,900 399
Nomura Real Estate Holdings, Inc. 11,400 283
Nomura Real Estate Master Fund, Inc.(ö) 121 192
Nomura Research Institute, Ltd. 10,400 335
NTT Data Corp. 4,200 65
Obayashi Corp. 51,600 424
Obic Co., Ltd. 600 106
Oji Holdings Corp. 73,900 427
Omron Corp. 2,700 231
Ono Pharmaceutical Co., Ltd. 8,600 197
ORIX Corp. 33,600 587
Orix JREIT, Inc.(ö) 42 80
Osaka Gas Co., Ltd. 14,700 276
Otsuka Corp. 1,100 57
Otsuka Holdings Co., Ltd. 11,700 465
Pan Pacific International Holdings Corp. 7,100 148
Panasonic Corp. 62,200 745
Persol Holdings Co., Ltd. 4,900 99
Rakuten , Inc. 25,600 282
Recruit Holdings Co., Ltd. 10,000 517
Resona Holdings, Inc. 53,900 203
Ricoh Co., Ltd. 25,800 282
Rinnai Corp. 1,300 120
Ryohin Keikaku Co., Ltd. 6,300 129
SBI Holdings, Inc. 4,200 101
SCSK Corp. 1,100 66
Secom Co., Ltd. 800 60
Seiko Epson Corp. 14,600 251
Sekisui Chemical Co., Ltd. 25,200 435
Sekisui House, Ltd. 27,900 553
Seven & i Holdings Co., Ltd. 13,000 579
SG Holdings Co., Ltd. 5,600 151
Shimadzu Corp. 2,700 109
Shimano, Inc. 800 205
Shimizu Corp. 46,600 343
Shin-Etsu Chemical Co., Ltd. 1,700 277

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shionogi & Co., Ltd. 2,400 126
SMC Corp. 500 297
SoftBank Group Corp. 44,200 1,264
Sompo Japan Nipponkoa Holdings, Inc. 8,400 348
Sony Corp. 15,000 1,567
Start Today Co., Ltd. 4,000 136
Subaru Corp. 1,692 33
Sumco Corp. 6,900 160
Sumitomo Chemical Co., Ltd. 73,100 381
Sumitomo Corp. 59,700 812
Sumitomo Dainippon Pharma Co., Ltd. 15,000 259
Sumitomo Electric Industries, Ltd. 44,800 637
Sumitomo Metal Mining Co., Ltd. 18,100 737
Sumitomo Mitsui Banking Corp. 20,200 681
Sumitomo Mitsui Trust Holdings, Inc. 7,900 260
Sumitomo Realty & Development Co.,
Ltd. 6,400 208
Suzuki Motor Corp. 4,900 199
Sysmex Corp. 1,800 214
T&D Holdings, Inc. 16,300 209
Taisei Corp. 8,521 288
Takeda Pharmaceutical Co., Ltd. 13,666 454
Tecmo Koei Holdings Co., Ltd. 2,210 104
Terumo Corp. 3,200 124
THK Co., Ltd. 5,300 152
TIS, Inc. 3,900 101
Tobu Railway Co., Ltd. 4,100 107
Tohoku Electric Power Co., Inc. 35,300 268
Tokio Marine Holdings, Inc. 5,400 258
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 91,000 243
Tokyo Electron, Ltd. 3,000 1,237
Tokyo Gas Co., Ltd. 10,700 203
Toppan Printing Co., Ltd. 21,600 367
Toray Industries, Inc. 89,100 587
Toshiba Corp. 8,300 357
Tosoh Corp. 21,100 371
TOTO, Ltd. 1,700 88
Toyo Suisan Kaisha, Ltd. 4,000 153
Toyota Industries Corp. 7,800 654
Toyota Motor Corp. 41,500 3,728
Toyota Tsusho Corp. 18,800 888
Unicharm Corp. 2,700 108
United Urban Investment Corp.(ö) 46 68
USS Co., Ltd. 3,700 64
Wannyan Mura Co., Ltd. 2,600 115
Yakult Honsha Co., Ltd. 100 6
Yamada Denki Co., Ltd. 58,400 276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yamaha Motor Co., Ltd. 18,500 463
Yamato Holdings Co., Ltd. 4,100 118
Yaskawa Electric Corp. 2,900 143
71,919
Jersey - 0.2%
Glencore PLC(Æ) 160,002 719
Luxembourg - 0.6%
ArcelorMittal SA(Æ) 42,687 1,491
Eurofins Scientific SE 4,630 554
Tenaris SA 22,730 232
2,277
Netherlands - 4.1%
Adyen NV(Æ)(Þ) 85 231
Aegon NV 106,549 453
Akzo Nobel NV 1,885 233
ASM International NV 1,290 459
ASML Holding NV 6,183 4,702
Exor NV 6,272 517
Heineken NV 876 102
ING Groep NV 97,150 1,244
Koninklijke Ahold Delhaize NV 37,384 1,162
Koninklijke DSM NV 598 121
Koninklijke KPN NV 37,451 123
Koninklijke Philips NV 5,500 254
Koninklijke Vopak NV 2,884 122
NN Group NV 16,216 805
Randstad NV 9,943 722
Royal Dutch Shell PLC Class A 55,393 1,111
Royal Dutch Shell PLC Class B 37,000 730
Stellantis NV 50,332 968
Wolters Kluwer NV 3,553 405
14,464
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 8,984 198
Mercury NZ, Ltd. 39,416 182
Spark New Zealand, Ltd. 60,154 198
578
Norway - 0.6%
DNB Bank ASA(Æ) 14,051 288
Mowi ASA 12,436 317
Norsk Hydro ASA 75,116 500
Orkla ASA 42,644 388
Schibsted ASA Class A 2,097 111
Telenor ASA 9,550 166

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 10,084 530
2,300
Portugal - 0.1%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Jeronimo Martins SGPS SA 9,843 201
204
Russia - 0.1%
Evraz PLC 32,771 280
Singapore - 0.7%
CapitaLand, Ltd. 43,500 129
DBS Group Holdings, Ltd. 9,897 222
Oversea-Chinese Banking Corp., Ltd. 63,479 574
Singapore Technologies Engineering,
Ltd. 37,000 109
Singapore Telecommunications, Ltd. 239,100 401
United Overseas Bank, Ltd. 22,100 428
UOL Group, Ltd. 38,800 209
Wilmar International, Ltd. 156,200 502
2,574
South Africa - 0.3%
Anglo American PLC 22,730 1,007
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 16,631 437
Banco Bilbao Vizcaya Argentaria SA
- ADR 133,236 855
Banco Santander SA - ADR 356,779 1,304
CaixaBank SA 116,906 348
Enagas SA 12,230 281
Endesa SA - ADR 15,036 366
Gamesa Corp. Technologica SA(Æ) 3,500 98
Iberdrola SA 50,440 608
Industria de Diseno Textil SA 2,879 98
Naturgy Energy Group SA 14,150 366
Red Electrica Corp. SA 22,642 448
Repsol SA - ADR 99,660 1,089
Telefonica SA - ADR 136,848 628
6,926
Sweden - 3.7%
Assa Abloy AB Class B 6,443 207
Atlas Copco AB(Æ) 16,481 1,056
Boliden AB(Æ) 23,217 905
Electrolux AB 15,056 395
Epiroc AB Class A 8,805 206
Epiroc AB Class B 2,949 59
Essity Aktiebolag Class B 6,073 199
Evolution Gaming Group AB(Þ) 3,266 570
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hennes & Mauritz AB Class B(Æ) 6,242 131
Hexagon AB(Æ) 22,897 380
Husqvarna AB Class B 27,653 387
ICA Gruppen AB 5,345 264
Industrivarden AB Class C 3,554 136
Investment AB Latour Class B 2,070 81
Investor AB Class B 32,691 810
Kinnevik AB Class B(Æ) 9,609 419
L E Lundbergforetagen AB Class B 1,904 136
Lundin Petroleum AB 6,870 214
Nibe Industrier AB Class B 32,854 393
Sandvik AB 27,430 714
Securitas AB Class B 16,109 284
Sinch AB(Æ)(Þ) 14,370 291
Skandinaviska Enskilda Banken AB
Class A 63,694 860
Skanska AB Class B 23,006 649
SKF AB Class B 10,081 268
Svenska Handelsbanken AB Class A 50,625 572
Swedbank AB Class A 26,212 511
Swedish Match AB 82,740 741
Tele2 AB Class B 9,880 145
Telefonaktiebolaget LM Ericsson Class B 12,082 139
Volvo AB Class A - GDR 4,665 114
Volvo AB Class B 31,249 737
12,973
Switzerland - 7.9%
ABB, Ltd. 23,629 864
Adecco Group AG 9,872 591
Baloise Holding AG 2,416 382
Barry Callebaut AG 52 132
Chocoladefabriken Lindt & Spruengli
AG 25 490
Cie Financiere Richemont SA Class A 5,388 690
Credit Suisse Group AG Class A 46,792 470
EMS- Chemie Holding AG 37 41
Geberit AG 715 587
Givaudan SA 47 235
Julius Baer Group, Ltd. 2,897 192
Kuehne & Nagel International AG 3,109 1,049
LafargeHolcim , Ltd.(Æ) 21,482 1,259
Logitech International SA 4,020 439
Lonza Group AG 423 329
Nestle SA 39,313 4,981
Novartis AG 33,540 3,102
Partners Group Holding AG 587 1,004
Roche Holding AG 9,735 3,765
Schindler Holding AG 1,142 366

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SGS SA 86 279
Sika AG 1,954 688
Sonova Holding AG 925 363
STMicroelectronics NV 7,391 303
Straumann Holding AG 180 334
Swatch Group AG (The) 2,972 193
Swatch Group AG (The) Class B 1,421 475
Swiss Life Holding AG 1,541 796
Swiss Prime Site AG Class A 1,903 203
Swiss Re AG 3,491 316
Swisscom AG 943 567
UBS Group AG 103,072 1,700
Zurich Insurance Group AG 2,655 1,070
28,255
United Kingdom - 10.3%
3i Group PLC 47,434 843
Admiral Group PLC 5,335 252
Ashtead Group PLC 9,898 741
AstraZeneca PLC 16,702 1,917
Auto Trader Group PLC(Þ) 12,919 117
Aviva PLC 194,378 1,046
BAE Systems PLC 47,751 382
Barclays PLC 502,822 1,219
Barratt Developments PLC 80,608 788
Berkeley Group Holdings PLC 6,820 459
BP PLC 298,975 1,199
British American Tobacco PLC 43,115 1,607
BT Group PLC(Æ) 474,165 1,144
Bunzl PLC 7,962 295
Burberry Group PLC 2,193 63
CNH Industrial NV 42,004 702
Croda International PLC(Æ) 1,409 165
DCC PLC 5,558 465
Diageo PLC 15,122 750
Direct Line Insurance Group PLC 57,119 236
Experian PLC 10,249 451
Ferguson PLC 6,044 847
GlaxoSmithKline PLC - ADR 44,803 885
GVC Holdings PLC(Æ) 20,206 510
Halma PLC 10,175 408
HSBC Holdings PLC 298,670 1,648
Imperial Tobacco Group PLC 32,031 686
Intertek Group PLC 1,209 87
J Sainsbury PLC 139,393 549
JD Sports Fashion PLC 7,829 98
Johnson Matthey PLC 13,520 558
Kingfisher PLC 175,976 901
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Legal & General Group PLC 182,782 664
Lloyds Banking Group PLC 2,004,461 1,270
M&G PLC 149,965 470
Mondi PLC 25,646 711
National Grid PLC 37,955 486
Natwest Group PLC 174,781 491
Next PLC 2,953 323
Persimmon PLC Class A 13,350 539
Phoenix Group Holdings PLC 11,848 112
Prudential PLC 44,604 838
Reckitt Benckiser Group PLC 4,886 375
RELX PLC 12,123 356
Rentokil Initial PLC 16,954 134
Sage Group PLC (The) 9,845 96
Schroders PLC 2,156 110
Scottish & Southern Energy PLC 10,697 215
Segro PLC(ö) 37,238 630
Severn Trent PLC Class H 6,843 266
Smith & Nephew PLC 9,035 184
Smiths Group PLC 4,207 91
Spirax-Sarco Engineering PLC 1,084 226
St. James's Place PLC 18,375 405
Standard Chartered PLC 46,525 279
Taylor Wimpey PLC 248,437 568
Tesco PLC 192,210 622
Unilever PLC 29,400 1,693
United Utilities Group PLC 9,550 142
Vodafone Group PLC 442,149 709
Wausau Paper Corp. 84,649 1,096
Wm Morrison Supermarkets PLC 177,461 660
36,779
United States - 0.3%
Bausch Health Companies, Inc.(Æ) 21,302 623
James Hardie Industries PLC 6,277 212
Newmont Mining Corp. 1,378 122
957
Total Common Stocks
(cost $244,663) 328,462
Preferred Stocks - 1.2%
Germany - 1.2%
Bayerische Motoren Werke AG
2.688% (Ÿ) 969 83
Henkel AG & Co. KGaA
2.229% (Ÿ) 5,068 514
Porsche Automobil Holding SE
2.688% (Ÿ) 13,151 1,424
Sartorius AG

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.125% (Ÿ) 986 596
Volkswagen AG
2.520% (Ÿ) 6,561 1,601
4,218
Total Preferred Stocks
(cost $2,587) 4,218
Short-Term Investments - 4.7%
United States - 4.7%
U.S. Cash Management Fund(@) 16,854,191 (∞) 16,851
Total Short-Term Investments
(cost $16,851) 16,851
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×)
1,468,458
(∞) 1,468
Total Other Securities
(cost $1,468) 1,468
Total Investments - 98.7%
(identified cost $265,569) 350,999
Other Assets and Liabilities, Net
- 1.3%
4,789
Net Assets - 100.0%
355,788

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 439
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
Adyen NV 12/20/19 EUR 85 1,400 .25 119
231
Amundi SA 01/10/17 EUR 2,267 54 .41 123
210
Auto Trader Group PLC 12/11/20 GBP 12,919 7 .37 95
117
Covestro AG 07/20/16 EUR 12,268 57 .80 709
789
Evolution Gaming Group AB 11/24/20 SEK 3,266 105 .46 344
570
Hydro One, Ltd. 06/19/20 CAD 6,600 18 .71 123
163
La Francaise des Jeux SAEM 06/14/21 EUR 1,182 60 .08 71
63
Poste Italiane SpA 07/20/16 EUR 36,770 9 .39 345
487
Scout24 AG 12/11/20 EUR 1,854 81 .26 151
159
Siemens Healthineers AG 04/14/20 EUR 1,826 41 .17 75
121
Sinch AB 06/14/21 SEK 14,370 18 .93 272
291
WH Group, Ltd. 04/30/19 HKD 469,438 0 .92 431
389
Zalando SE 12/20/19 EUR 2,304 47 .22 109 256
3,846
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 156 EUR 6,377 09/21
(42)
FTSE 100 Index Futures 18 GBP 1,254 09/21
(30)
Hang Seng Index Futures 10 HKD 12,949 08/21
8
MSCI Emerging Markets Index Futures 50 USD 3,194 09/21
(224)
MSCI Singapore Index Futures 21 SGD 758 08/21
5
S&P/TSX 60 Index Futures 13 CAD 3,152 09/21
35
SPI 200 Index Futures 16 AUD 2,920 09/21
4
TOPIX Index Futures 19 JPY 361,950 09/21 (76)
Short Positions
S&P 500 E-Mini Index Futures 30 USD 6,584 09/21 (227)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (547)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America
USD 1,435
CAD 1,750 09/15/21 (33)
Bank of America
USD 3,205
EUR 2,690 09/15/21 (12)
Bank of America
USD 1,800
JPY 198,000 09/15/21 6
Bank of America
USD 1,080
NOK 9,000 09/15/21 (61)
Bank of America
EUR 1,200
USD 1,464 09/15/21 39
Bank of America
JPY 317,000
USD 2,898 09/15/21 7
Bank of Montreal
USD 457
AUD 591 09/15/21 (23)
Bank of Montreal
USD 1,394
CAD 1,685 09/15/21 (43)
Bank of Montreal
USD 1,069
EUR 875 09/15/21 (29)
Bank of Montreal
USD 899
GBP 637 09/15/21 (14)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal
USD 515
NOK 4,264 09/15/21 (33)
Bank of Montreal
USD 818
NZD 1,140 09/15/21 (24)
Bank of Montreal
CHF 970
USD 1,086 09/15/21 13
Bank of Montreal
SEK 12,115
USD 1,467 09/15/21 60
Bank of New York
USD 459
AUD 591 09/15/21 (25)
Bank of New York
USD 1,396
CAD 1,685 09/15/21 (46)
Bank of New York
USD 1,071
EUR 875 09/15/21 (32)
Bank of New York
USD 901
GBP 637 09/15/21 (16)
Bank of New York
USD 517
NOK 4,264 09/15/21 (34)
Bank of New York
USD 821
NZD 1,140 09/15/21 (27)
Bank of New York
CHF 970
USD 1,089 09/15/21 17
Bank of New York
SEK 12,115
USD 1,471 09/15/21 63
BNP Paribas
USD 1,768
CHF 1,600 09/15/21 —
Citigroup
USD 457
AUD 591 09/15/21 (23)
Citigroup
USD 1,394
CAD 1,685 09/15/21 (44)
Citigroup
USD 1,069
EUR 875 09/15/21 (30)
Citigroup
USD 899
GBP 637 09/15/21 (14)
Citigroup
USD 516
NOK 4,264 09/15/21 (33)
Citigroup
USD 818
NZD 1,140 09/15/21 (24)
Citigroup
CHF 970
USD 1,086 09/15/21 14
Citigroup
SEK 12,115
USD 1,468 09/15/21 61
JPMorgan Chase
USD 457
AUD 591 09/15/21 (23)
JPMorgan Chase
USD 1,394
CAD 1,685 09/15/21 (43)
JPMorgan Chase
USD 1,069
EUR 875 09/15/21 (29)
JPMorgan Chase
USD 899
GBP 637 09/15/21 (14)
JPMorgan Chase
USD 515
NOK 4,264 09/15/21 (33)
JPMorgan Chase
USD 818
NZD 1,140 09/15/21 (24)
JPMorgan Chase
CHF 970
USD 1,086 09/15/21 13
JPMorgan Chase
SEK 12,115
USD 1,467 09/15/21 60
Royal Bank of Canada
USD 459
AUD 591 09/15/21 (25)
Royal Bank of Canada
USD 1,396
CAD 1,685 09/15/21 (46)
Royal Bank of Canada
USD 1,071
EUR 875 09/15/21 (32)
Royal Bank of Canada
USD 901
GBP 637 09/15/21 (16)
Royal Bank of Canada
USD 518
NOK 4,264 09/15/21 (35)
Royal Bank of Canada
USD 822
NZD 1,140 09/15/21 (28)
Royal Bank of Canada
CHF 970
USD 1,089 09/15/21 17
Royal Bank of Canada
SEK 12,115
USD 1,472 09/15/21 64
State Street
USD 179
HKD 1,390 09/15/21 —
State Street
USD 1,328
JPY 145,470 09/15/21 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (536)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 441
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 446 $ 21,435 $ —
$ —
$ 21,881
Austria — 1,611 —
—
1,611
Belgium — 2,839 —
—
2,839
Canada 30,219 — —
—
30,219
Chile — 101 —
—
101
Denmark — 6,788 —
—
6,788
Finland — 6,176 —
—
6,176
France — 29,305 —
—
29,305
Germany — 28,834 —
—
28,834
Hong Kong — 8,762 39
—
8,801
Ireland — 2,777 —
—
2,777
Israel 270 1,501 —
—
1,771
Italy — 5,147 —
—
5,147
Japan — 71,919 —
—
71,919
Jersey — 719 —
—
719
Luxembourg — 2,277 —
—
2,277
Netherlands — 14,464 —
—
14,464
New Zealand — 578 —
—
578
Norway 288 2,012 —
—
2,300
Portugal — 201 3
—
204
Russia — 280 —
—
280
Singapore — 2,574 —
—
2,574
South Africa — 1,007 —
—
1,007
Spain — 6,926 —
—
6,926
Sweden — 12,973 —
—
12,973
Switzerland — 28,255 —
—
28,255
United Kingdom — 36,779 —
—
36,779
United States 623 334 —
—
957
Preferred Stocks — 4,218 — — 4,218
Short-Term Investments — — — 16,851 16,851
Other Securities — — — 1,468 1,468
Total Investments 31,846 300,792 42 18,319 350,999
Other Financial Instruments
Assets
Futures Contracts 52 — — — 52
Foreign Currency Exchange Contracts — 434 — — 434
Liabilities
Futures Contracts (599) — — — (599)
Foreign Currency Exchange Contracts — (970) — — (970)
Total Other Financial Instruments
*
$ (547) $ (536) $ — $ — $ (1,083)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multifactor International Equity Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
46,773
Consumer Staples ...................................................................
18,607
Energy ....................................................................................
11,669
Financial Services ...................................................................
81,630
Health Care .............................................................................
27,406
Materials and Processing ........................................................
47,523
Producer Durables ..................................................................
47,620
Technology ..............................................................................
23,988
Utilities ...................................................................................
23,246
Preferred Stocks
Consumer Discretionary ..........................................................
3,108
Consumer Staples ...................................................................
514
Technology ..............................................................................
596
Short-Term Investments ................................................................
16,851
Other Securities ...........................................................................
1,468
Total Investments .................................................................... 350,999

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.3%
Corporate Bonds and Notes - 14.4%
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 198
Boardwalk Pipelines, LP
3.400% due 02/15/31 203 219
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 98 110
Capital One Financial Corp.
3.650% due 05/11/27 195 219
Coca-Cola Co. (The)
1.125% due 03/09/27 119 151
DH Europe Finance II SARL
0.450% due 03/18/28 111 135
Energy Transfer Operating, LP
7.500% due 07/01/38 138 196
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 125 180
Exelon Generation Co. LLC
5.600% due 06/15/42 183 220
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 139 149
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 200 244
General Electric Co.
Series GMTN
6.875% due 01/10/39 44 67
General Motors Financial Co., Inc.
5.200% due 03/20/23 38 41
3.700% due 05/09/23 89 93
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 176
HCA, Inc.
5.250% due 06/15/49 131 172
Inter-American Development Bank
3.125% due 09/18/28 550 626
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 94 128
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 141 146
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 167 237
McDonald's Corp.
4.700% due 12/09/35 156 198
Microsoft Corp.
3.500% due 02/12/35 126 150
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 154 178
PacifiCorp
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 10/15/37 144 208
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 158 169
Southern Power Co.
5.150% due 09/15/41 184 229
Spectra Energy Partners, LP
4.750% due 03/15/24 197 216
Synchrony Financial
3.700% due 08/04/26 157 172
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 154
Time Warner Cable LLC
7.300% due 07/01/38 117 172
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 212 229
Upjohn Finance BV
2.700% due 06/22/30 (Þ) 206 212
5,994
International Debt - 16.7%
Adani Ports and Special Economic Zone,
Ltd.
Series REGS
4.200% due 08/04/27 200 210
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 123
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 230
Bank of America Corp.
7.000% due 07/31/28 GBP 50 96
Bank of Nova Scotia (The)
1.950% due 02/01/23 215 220
Barclays PLC
5.250% due 08/17/45 157 212
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 219
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 218
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 124 150
Berkshire Hathaway Finance Corp.
2.375% due 06/19/39 GBP 114 176
BNP Paribas SA
3.500% due 03/01/23 (Þ) 221 232
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 215
Brookfield Finance LLC
3.450% due 04/15/50 206 218
Brookfield Finance, Inc.
4.350% due 04/15/30 174 205
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 218 232
Comcast Corp.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 05/20/27 EUR 103 124
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 175 185
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 149
Deutsche Bank AG
2.222% due 09/18/24 (SOFR +
2.159%)(Ê) 144 148
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 235
Exxon Mobil Corp.
1.408% due 06/26/39 EUR 171 206
Fidelity National Information Services,
Inc.
0.750% due 05/21/23 EUR 120 145
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 136
IBM Corp.
1.750% due 03/07/28 EUR 100 132
Illinois Tool Works, Inc.
1.000% due 06/05/31 EUR 100 128
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 41
Johnson & Johnson
0.650% due 05/20/24 EUR 118 144
Marubeni Corp.
1.319% due 09/18/25 206 206
Medtronic Global Holdings SCA
0.375% due 03/07/23 EUR 102 122
PepsiCo, Inc.
2.150% due 05/06/24 CAD 257 212
Procter & Gamble Co. (The)
0.500% due 10/25/24 EUR 126 154
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 211
Southern Copper Corp.
7.500% due 07/27/35 137 196
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 145
Sura Asset Management SA
Series REGS
4.875% due 04/17/24 157 169
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 205
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 169
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 146 152
Walmart, Inc.
4.875% due 09/21/29 EUR 73 120
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 130
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6,920
Non-US Bonds - 45.4%
Abbott Laboratories
0.875% due 09/27/23 EUR 118 144
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 210
AltaLink, LP
3.717% due 12/03/46 CAD 224 201
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 209
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 134
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 103
Series 162
1.750% due 06/21/51 AUD 40 27
Bank of Montreal
2.370% due 02/03/25 CAD 179 149
Bankinter SA
1.250% due 12/23/32 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.450%)(Ê) EUR 100 120
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 155
Bonos y Obligaciones del Estado
Government International Bonds
1.250% due 10/31/30 (Þ) EUR 920 1,204
1.200% due 10/31/40 (Þ) EUR 60 75
Series REGS
0.800% due 07/30/27 (Þ) EUR 200 252
BP Capital Markets PLC
1.953% due 03/03/25 EUR 119 152
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 199
Bundesrepublik Deutschland
0.000% due 08/15/50 EUR 40 47
Buoni del Tesoro Poliennali Bonds
1.500% due 06/01/25 EUR 450 568
Caisse d'Amortissement de la Dette
Sociale
0.000% due 05/25/31 EUR 100 119
Canadian National Railway Co.
3.950% due 09/22/45 CAD 157 138
Cie de Saint-Gobain SA
1.750% due 04/03/23 EUR 100 123
Compass Group PLC
1.875% due 01/27/23 EUR 100 123
Conti-Gummi Finance BV
2.125% due 11/27/23 EUR 137 171
Credit Agricole SA
2.000% due 07/17/30 EUR 100 127
Czech Republic Government
International Bond

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 100
0.250% due 02/10/27 CZK 2,900 125
Danaher Corp.
2.500% due 03/30/30 EUR 164 231
Denmark Government International
Bond
1.750% due 11/15/25 DKK 831 146
E.ON SE
0.375% due 04/20/23 EUR 120 144
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 98
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 196
Enel Finance International NV
1.000% due 09/16/24 EUR 123 152
Enel SpA
5.750% due 06/22/37 GBP 59 121
Engie Alliance GIE
5.750% due 06/24/23 EUR 141 186
Engie SA
0.875% due 09/19/25 EUR 100 124
Eni SpA
1.500% due 01/17/27 EUR 135 173
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 206
France Government International Bond
4.000% due 04/25/60 EUR 90 223
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 205
Gatwick Funding, Ltd.
2.500% due 04/15/30 GBP 100 141
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 98 198
GE Capital UK Funding Co.
8.000% due 01/14/39 GBP 62 155
HSBC Holdings PLC
7.000% due 04/07/38 GBP 50 109
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 84
Iberdrola International BV
1.750% due 09/17/23 EUR 100 124
Innogy Finance BV
3.000% due 01/17/24 EUR 147 188
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 143 176
Intesa Sanpaolo SpA
1.375% due 01/18/24 EUR 123 152
Italy Buoni Poliennali Del Tesoro
0.950% due 09/15/27 (Þ) EUR 150 187
2.150% due 03/01/72 (Þ) EUR 325 395
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 115,000 1,063
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 717
Japan 30 Year Government International
Bond
Series 33
2.000% due 09/20/40 JPY 24,000 284
Series 37
1.900% due 09/20/42 JPY 59,000 698
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 456
Jyske Bank A/S
0.625% due 06/20/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.950%)(Ê) EUR 102 123
KfW
0.010% due 03/31/25 EUR 110 133
0.500% due 09/15/27 EUR 300 377
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 155
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 230 197
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 100 120
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 159
National Bank of Canada
2.580% due 02/03/25 CAD 178 149
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 439
Nestle Holdings, Inc.
0.750% due 05/16/23 EUR 92 111
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 135 279
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 49
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 110 167
Norway Government International Bond
Series 478
1.500% due 02/19/26 (Þ) NOK 200 23
Orange SA
3.125% due 01/09/24 EUR 100 129
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 400 114
Prosus NV
Series REGS
2.031% due 08/03/32 EUR 100 121
Royal Bank of Canada

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series DPNT
2.360% due 12/05/22 CAD 189 155
Santander Issuances SA
2.500% due 03/18/25 EUR 100 129
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 108 132
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 110 170
Schneider Electric SE
0.875% due 03/11/25 EUR 100 124
Sky, Ltd.
2.500% due 09/15/26 EUR 112 150
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 117
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 860 110
Switzerland Government International
Bond
0.002% due 07/24/39 CHF 120 136
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 222
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 241 200
Terega
2.200% due 08/05/25 EUR 100 129
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 134
Toronto-Dominion Bank (The)
0.375% due 04/25/24 EUR 102 123
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 147
UniCredit SpA
2.000% due 03/04/23 EUR 114 140
United Kingdom Gilt
0.250% due 07/31/31 GBP 230 307
3.500% due 01/22/45 GBP 74 157
1.625% due 10/22/54 GBP 100 165
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 117 141
Volkswagen Group of America Finance
LLC
2.125% due 06/27/24 GBP 100 144
Volkswagen International Finance NV
Series EMTN
0.875% due 01/16/23 EUR 142 171
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 241 199
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 220 170
18,824
United States Government Treasuries - 10.8%
United States Treasury Notes
1.625% due 10/31/26 1,400 1,464
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 02/15/29 994 1,298
0.625% due 08/15/30 600 571
1.125% due 02/15/31 400 397
2.250% due 08/15/46 110 118
2.250% due 08/15/49 280 301
1.250% due 05/15/50 400 340
4,489
Total Long-Term Investments
(cost
$34,963
) 36,227
Short-Term Investments - 10.6%
U.S. Cash Management Fund(@) 2,171,740(∞) 2,171
United States Treasury Notes
0.125% due 06/30/22 1,700 1,701
0.125% due 07/31/22 525 525
Total Short-Term Investments
(cost $4,397) 4,397
Total Investments - 97.9%
(identified cost $39,360) 40,624
Other Assets and Liabilities,
Net - 2.1%
885
Net Assets - 100.0%
41,509

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 447
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
9.3%
Bayer US Finance LLC 11/14/19 204,000 101.80 208
219
Bayer US Finance II LLC 11/13/19 204,000 102.66 209
218
BNP Paribas SA 02/04/20 221,000 102.24 226
232
Bonos y Obligaciones del Estado Government International Bonds 11/12/20 EUR 920,000 130.24 1,197
1,204
Bonos y Obligaciones del Estado Government International Bonds 12/10/20 EUR 200,000 129.27 259
252
Bonos y Obligaciones del Estado Government International Bonds 06/01/21 EUR 60,000 123.01 74
75
Danske Bank A/S 02/16/21 147,000 101.34 149
149
Deutsche Telekom International Finance BV 04/27/20 227,000 101.80 232
235
Italy Buoni Poliennali Del Tesoro 12/10/20 EUR 150,000 126.82 190
187
Italy Buoni Poliennali Del Tesoro 04/16/21 EUR 325,000 119.04 387
395
NGPL PipeCo LLC 04/27/20 154,000 101.65 157
178
Norway Government International Bond 07/16/20 NOK 200,000 11.28 23
23
Standard Chartered PLC 02/16/21 131,000 111.33 146
145
Upjohn Finance BV 07/15/20 206,000 105.10 217
212
Volkswagen Group of America Finance LLC 03/03/21 146,000 104.43 152 152
3,876
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bund Futures 5 EUR 883 09/21
29
Japanese Mini 10-Year  Government Bond Futures 5 JPY 76,165 09/21
4
Long Gilt Futures 1 GBP 130 09/21
4
United States 5 Year Treasury Note Futures 1 USD 124 09/21
1
United States 10 Year Treasury Note Futures 12 USD 1,614 09/21
28
United States Treasury Long Bond Futures 3 USD 494 09/21 17
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 83
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 10 USD 8 09/09/21 —
Bank of America AUD 30 USD 22 09/09/21 —
Bank of America AUD 40 USD 31 09/09/21 1
Bank of America AUD 859 USD 666 09/09/21 36
Bank of America CZK 2,829 USD 136 09/15/21 5
Bank of America HUF 26,320 USD 93 09/15/21 6
Bank of America NOK 53 USD 6 09/09/21 —
Bank of America NOK 271 USD 32 09/09/21 2
Bank of America NOK 285 USD 33 09/09/21 —
Bank of America NOK 5,534 USD 663 09/09/21 38
Bank of America PLN 439 USD 120 09/15/21 6
Bank of New York USD 424 NOK 3,500 09/15/21 (29)
Bank of New York AUD 221 USD 171 09/15/21 9
Bank of New York CAD 922 USD 764 09/15/21 25
Bank of New York CHF 30 USD 34 09/15/21 1
Bank of New York DKK 231 USD 38 09/15/21 1
Bank of New York EUR 2,367 USD 2,896 09/15/21 88
Bank of New York GBP 536 USD 759 09/15/21 13

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 87,875 USD 805 09/15/21 4
Bank of New York MXN 806 USD 41 09/15/21 —
Bank of New York NOK 52 USD 6 09/15/21 —
Bank of New York NZD 19 USD 14 09/15/21 —
Bank of New York SEK 249 USD 30 09/15/21 1
Bank of New York SEK 3,500 USD 425 09/15/21 18
Citigroup USD 124 GBP 90 09/09/21 1
Citigroup USD 426 GBP 300 09/09/21 (8)
Citigroup USD 681 GBP 480 09/09/21 (15)
Citigroup AUD 221 USD 171 09/15/21 9
Citigroup CAD 922 USD 763 09/15/21 24
Citigroup CHF — USD — 09/09/21 —
Citigroup CHF 15 USD 16 09/09/21 —
Citigroup CHF 21 USD 24 09/09/21 —
Citigroup CHF 914 USD 1,021 09/09/21 11
Citigroup CHF 30 USD 34 09/15/21 —
Citigroup DKK 231 USD 38 09/15/21 1
Citigroup EUR 2,367 USD 2,891 09/15/21 81
Citigroup GBP 578 USD 808 09/09/21 4
Citigroup GBP 536 USD 757 09/15/21 12
Citigroup JPY 87,875 USD 803 09/15/21 1
Citigroup MXN 806 USD 41 09/15/21 —
Citigroup NOK 52 USD 6 09/15/21 —
Citigroup NZD 19 USD 14 09/15/21 —
Citigroup SEK 249 USD 30 09/15/21 1
JPMorgan Chase AUD 221 USD 171 09/15/21 9
JPMorgan Chase CAD 922 USD 762 09/15/21 25
JPMorgan Chase CHF 30 USD 34 09/15/21 —
JPMorgan Chase DKK 231 USD 38 09/15/21 1
JPMorgan Chase EUR 2,367 USD 2,890 09/15/21 80
JPMorgan Chase GBP 536 USD 758 09/15/21 12
JPMorgan Chase JPY 87,875 USD 802 09/15/21 1
JPMorgan Chase MXN 806 USD 41 09/15/21 —
JPMorgan Chase NOK 52 USD 6 09/15/21 —
JPMorgan Chase NZD 19 USD 14 09/15/21 —
JPMorgan Chase SEK 249 USD 30 09/15/21 1
Royal Bank of Canada USD 3 CAD 3 09/09/21 —
Royal Bank of Canada USD 709 CAD 882 09/09/21 (2)
Royal Bank of Canada USD 1,029 CAD 1,243 09/09/21 (32)
Royal Bank of Canada USD 12 EUR 10 09/09/21 —
Royal Bank of Canada USD 179 EUR 150 09/09/21 (1)
Royal Bank of Canada USD 394 EUR 322 09/09/21 (11)
Royal Bank of Canada USD 425 NOK 3,500 09/15/21 (29)
Royal Bank of Canada AUD 17 USD 13 09/15/21 —
Royal Bank of Canada AUD 221 USD 171 09/15/21 9
Royal Bank of Canada CAD 821 USD 680 09/09/21 21
Royal Bank of Canada CAD 17 USD 14 09/15/21 —
Royal Bank of Canada CAD 922 USD 764 09/15/21 25
Royal Bank of Canada CHF 30 USD 34 09/15/21 1
Royal Bank of Canada DKK 231 USD 38 09/15/21 1
Royal Bank of Canada EUR 384 USD 457 09/09/21 1
Royal Bank of Canada EUR 2,367 USD 2,897 09/15/21 87
Royal Bank of Canada GBP 536 USD 759 09/15/21 14
Royal Bank of Canada JPY 1,400 USD 13 09/15/21 —
Royal Bank of Canada JPY 87,875 USD 805 09/15/21 4
Royal Bank of Canada MXN 806 USD 41 09/15/21 —
Royal Bank of Canada NOK 52 USD 6 09/15/21 —
Royal Bank of Canada NZD 19 USD 14 09/15/21 —
Royal Bank of Canada SEK 249 USD 30 09/15/21 1
Royal Bank of Canada SEK 3,500 USD 425 09/15/21 18
State Street USD 25 CAD 30 09/15/21 (1)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 449
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 48 EUR 40 09/15/21 —
State Street USD 304 EUR 250 09/15/21 (7)
State Street USD 21 GBP 15 09/15/21 —
State Street USD 174 JPY 19,027 09/09/21 —
State Street USD 7 NZD 10 09/09/21 —
State Street USD 7 NZD 11 09/09/21 —
State Street USD 10 NZD 14 09/09/21 —
State Street USD 338 NZD 463 09/09/21 (16)
State Street CAD 20 USD 17 09/15/21 —
State Street CAD 22 USD 17 09/15/21 —
State Street EUR 10 USD 12 09/15/21 —
State Street EUR 10 USD 12 09/15/21 —
State Street EUR 20 USD 24 09/15/21 1
State Street EUR 22 USD 27 09/15/21 1
State Street EUR 25 USD 30 09/15/21 —
State Street EUR 25 USD 30 09/15/21 —
State Street EUR 50 USD 59 09/15/21 —
State Street EUR 88 USD 104 09/15/21 (1)
State Street EUR 146 USD 177 09/15/21 4
State Street GBP 9 USD 12 09/15/21 —
State Street GBP 12 USD 16 09/15/21 —
State Street GBP 18 USD 25 09/15/21 —
State Street GBP 20 USD 28 09/15/21 —
State Street GBP 120 USD 164 09/15/21 (3)
State Street JPY 700 USD 6 09/15/21 —
State Street SEK 38 USD 4 09/09/21 —
State Street SEK 55 USD 6 09/09/21 —
State Street SEK 93 USD 11 09/09/21 —
State Street SEK 2,797 USD 338 09/09/21 13
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 574
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 8,400 (1.000%)
(2)
06/20/26 (201) (1) (202)
Total Open Credit Indices Contracts (å) (201) (1) (202)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 5,994 $ —
$ —
$ 5,994
International Debt — 6,920 —
—
6,920
Non-US Bonds — 18,824 —
—
18,824

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United States Government Treasuries — 4,489 —
—
4,489
Short-Term Investments — 2,226 — 2,171 4,397
Total Investments
— 38,453 — 2,171 40,624
Other Financial Instruments
Assets
Futures Contracts 83 — — — 83
Foreign Currency Exchange Contracts — 729 — — 729
Liabilities
Foreign Currency Exchange Contracts — (155) — — (155)
Credit Default Swap Contracts — (202) — — (202)
Total Other Financial Instruments
*
$ 83 $ 372 $ — $ — $ 455
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2021, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
448
Belgium ..................................................................................
209
Canada ....................................................................................
3,297
China ......................................................................................
426
Colombia .................................................................................
169
Czech Republic .......................................................................
125
Denmark .................................................................................
417
France .....................................................................................
1,634
Germany .................................................................................
2,409
Hungary ..................................................................................
84
India .......................................................................................
210
Ireland ....................................................................................
701
Italy ........................................................................................
1,870
Japan ......................................................................................
3,424
Luxembourg ............................................................................
266
Mexico ....................................................................................
159
Netherlands ............................................................................
1,007
New Zealand ...........................................................................
49
Norway ....................................................................................
23
Peru ........................................................................................
196
Poland .....................................................................................
114

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2021 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 451
Amounts in thousands
Country Exposure
Fair Value
$
Spain .......................................................................................
2,002
Sweden ....................................................................................
110
Switzerland .............................................................................
322
United Kingdom ......................................................................
2,989
United States ...........................................................................
17,964
Total Investments .................................................................... 40,624

Russell Investment Company
Notes to Schedules of Investments — July 31, 2021 (Unaudited)
452 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Quarterly
Report for details .
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2021 (Unaudited)
Notes to Schedules of Investments 453
Foreign Currency Abbreviations:
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2021 (Unaudited)
454 Notes to Quarterly Report
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on 25 of these funds (each a "Fund" and collectively the "Funds").
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report) refers to the nine months ended July 31, 2021.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of this Quarterly Report.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 455
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as Level
3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
456 Notes to Quarterly Report
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Emerging
Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Tax-Managed
Real Assets, Unconstrained Bond, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt High Yield Bond,
Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy,
Multifactor U.S. Equity, Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended July 31, 2021.
The Global Equity Fund had transfers out of Level 3 into Level 1 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:
The Opportunistic Credit Fund had transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the period.
Global Equity Fund $ 5,371,073
Opportunistic Credit Fund $ 136,315

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 457
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rate would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
458 Notes to Quarterly Report
arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission ("SEC") adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 459
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021
International Developed Markets Fund $ 642,780,045 $ 509,451,713 $ 487,045,626
Global Equity Fund 90,722,943 207,783,201 170,958,931
Emerging Markets Fund 26,495,256 33,183,228 24,931,144
Tax-Managed International Equity Fund 14,978,997 8,481,913 1,062,327
Tax-Managed Real Assets Fund — 360,918 1,516,402
Opportunistic Credit Fund 335,079,662 334,677,397 368,113,200
Unconstrained Total Return Fund 134,243,676 142,989,553 29,160,461
Strategic Bond Fund 1,108,569,023 1,447,904,538 1,725,164,405
Investment Grade Bond Fund 178,898,799 202,132,928 232,700,075
Short Duration Bond Fund 57,117,716 62,284,253 60,735,194
Global Infrastructure Fund 9,040,542 54,947,523 1,296,858
Global Real Estate Securities Fund 14,097,295 126,670,047 48,980,481
Multi-Strategy Income Fund 297,394,905 250,769,806 151,558,758
Multi-Asset Growth Strategy Fund 1,204,921,602 771,482,817 480,141,486
Multifactor International Equity Fund 143,908,386 432,055,262 52,752,383
Multifactor Bond Fund 56,473,223 80,883,345 34,221,115

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
460 Notes to Quarterly Report
As of July 31, 2021, the Funds had cash collateral balances in connection with FX contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021
International Developed Markets Fund $ 641,209,280 $ 507,738,343 $ 497,930,137
Global Equity Fund 90,398,244 208,302,151 170,728,235
Emerging Markets Fund 26,830,956 32,863,066 24,956,722
Tax-Managed International Equity Fund 14,984,951 8,540,107 1,059,872
Tax-Managed Real Assets Fund — 362,451 1,510,781
Opportunistic Credit Fund 335,049,290 335,305,474 365,812,389
Unconstrained Total Return Fund 134,011,952 143,108,686 28,724,304
Strategic Bond Fund 1,109,041,618 1,447,145,599 1,697,305,748
Investment Grade Bond Fund 178,896,092 202,115,597 232,468,956
Short Duration Bond Fund 57,079,223 62,250,262 60,658,875
Global Infrastructure Fund 9,031,932 54,827,662 1,343,928
Global Real Estate Securities Fund 14,077,783 126,458,914 49,148,478
Multi-Strategy Income Fund 296,417,929 250,623,530 150,524,761
Multi-Asset Growth Strategy Fund 1,202,664,154 773,462,310 478,069,453
Multifactor International Equity Fund 143,437,331 431,738,199 53,288,459
Multifactor Bond Fund 56,547,428 81,126,738 33,635,147
Cash Collateral for Forwards Due to Broker
Opportunistic Credit Fund $ — $ 640,000
Strategic Bond Fund 340,000 —
Multi-Strategy Income Fund 420,000 420,000
Multi-Asset Growth Strategy Fund 812,145 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 461
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2021, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
As of July 31, 2021, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Multi-Asset Growth Strategy Fund only). The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts
Funds January 31, 2021 April 30, 2021 July 31, 2021
Unconstrained Total Return Fund $ 247,678,400 $ 49,586,400 $ —
Strategic Bond Fund 29,992,500 12,375,000 —
Short Duration Bond Fund — — 1,867,000
Multi-Strategy Income Fund 1,453,193,402 1,660,171,549 1,291,441,730
Multi-Asset Growth Strategy Fund 2,733,224,902 3,022,162,126 2,210,106,395
Cash Collateral for Options Due to Broker
Multi-Strategy Income Fund $ — $ 2,274,571

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
462 Notes to Quarterly Report
The Funds' futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts
Funds January 31, 2021 April 30, 2021 July 31, 2021
Equity Income Fund $ 4,816,760 $ 5,218,000 $ 5,047,925
Sustainable Equity Fund — — 7,462,150
U.S. Strategic Equity Fund 75,400,820 103,525,120 44,992,375
U.S. Small Cap Equity Fund 56,358,450 46,699,975 69,869,320
International Developed Markets Fund 618,371,969 664,980,428 645,125,508
Global Equity Fund 219,998,138 403,517,895 407,190,675
Emerging Markets Fund 371,030,440 188,642,519 145,961,705
Tax-Managed U.S. Mid & Small Cap Fund 5,372,110 5,440,600 10,524,930
Tax-Managed International Equity Fund 819,550,106 883,499,897 878,409,027
Tax-Managed Real Assets Fund 21,304,900 13,984,240 15,143,775
Opportunistic Credit Fund 375,215,095 428,226,063 452,370,444
Unconstrained Total Return Fund 152,154,493 37,328,780 39,167,682
Strategic Bond Fund 2,543,937,784 2,338,598,956 2,448,462,514
Investment Grade Bond Fund 422,218,341 378,614,797 331,248,031
Short Duration Bond Fund 145,384,108 136,576,757 154,315,797
Tax-Exempt High Yield Bond Fund 29,188,516 45,317,594 62,403,625
Tax-Exempt Bond Fund 192,528,906 315,271,719 318,554,001
Global Infrastructure Fund 5,527,756 2,259,128 1,906,116
Global Real Estate Securities Fund 17,380,304 28,877,569 21,730,475
Multi-Strategy Income Fund 532,783,690 479,770,856 626,107,657
Multi-Asset Growth Strategy Fund 1,132,458,726 1,325,919,943 896,020,687
Multifactor U.S. Equity Fund 4,631,500 21,080,720 7,901,100
Multifactor International Equity Fund 27,782,426 31,258,326 29,280,851

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 463
As of July 31, 2021, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-
linked (Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
Notional of Futures Contracts
Multifactor Bond Fund 17,189,129 8,109,191 4,153,999
Cash Collateral for Futures Due to Broker
Equity Income Fund $ 181,779 $ —
Sustainable Equity Fund 241,158 —
U.S. Strategic Equity Fund 618,938 —
U.S. Small Cap Equity Fund 5,168,597 —
International Developed Markets Fund 31,548,356 —
Global Equity Fund 12,954,699 —
Emerging Markets Fund 19,105,501 —
Tax-Managed U.S. Mid & Small Cap Fund 396,318 —
Tax-Managed U.S. Large Cap Fund 29 —
Tax-Managed International Equity Fund 43,425,075 —
Tax-Managed Real Assets Fund 164,576 —
Opportunistic Credit Fund 6,921,956 984,051
Unconstrained Total Return Fund 712,873 117,703
Strategic Bond Fund 29,068,199 4,821,176
Investment Grade Bond Fund 1,884,681 842,293
Short Duration Bond Fund 1,322,643 —
Tax-Exempt High Yield Bond Fund 3,226,375 —
Tax-Exempt Bond Fund 6,365,902 —
Global Infrastructure Fund 121,491 —
Global Real Estate Securities Fund 1,029,416 —
Multi-Strategy Income Fund 25,296,241 —
Multi-Asset Growth Strategy Fund 34,586,461 10,116,094
Multifactor U.S. Equity Fund 149,860 —
Multifactor International Equity Fund 2,166,047 —
Multifactor Bond Fund 42 25,647

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
464 Notes to Quarterly Report
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2021, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 2,156,318 $ 1,862
Unconstrained Total Return Fund 2,094,145 3,818,000
Strategic Bond Fund 41,077,765 40,046
Investment Grade Bond Fund 2,787 —
Short Duration Bond Fund 48 8
Tax-Exempt High Yield Bond Fund — 13,969
Multi-Strategy Income Fund 770,119 11,611,379
Multi-Asset Growth Strategy Fund 12,043,445 15,767,585
Multifactor Bond Fund 312,711 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 465
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2021, the following Funds entered into credit default swaps primarily for the strategies listed below:

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
466 Notes to Quarterly Report
The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended July 31, 2021, the following Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021
Opportunistic Credit Fund $ 49,884,321 $ 82,632,598 $ 72,100,000
Unconstrained Total Return Fund 164,770,288 54,982,159 100,610,373
Strategic Bond Fund 86,232,000 223,552,000 630,652,000
Multi-Strategy Income Fund 47,061,471 — —
Multi-Asset Growth Strategy Fund 30,527,683 66,840,950 68,898,383
Multifactor Bond Fund — — 8,400,000
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021
Unconstrained Total Return Fund $ 311,617,000 $ 425,977,900 $ 10,204,000
Strategic Bond Fund 257,874,186 273,210,824 373,464,631
Tax-Exempt High Yield Bond Fund 4,700,000 — —
Multi-Strategy Income Fund 664,190,097 1,047,059,908 1,255,228,913
Multi-Asset Growth Strategy Fund 1,230,856,145 1,698,004,480 2,207,972,438

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 467
to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2021, the following Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended July 31, 2021, the Funds did not enter into any currency swaps.
Commodity-Linked Instruments
The Multi-Asset Growth Strategy Fund invests in commodity-linked derivative instruments, such as swap agreements and futures.
At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Multi-Asset Growth Strategy Fund may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types,
Funds Strategies
Unconstrained Total Return Fund Hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021
Unconstrained Total Return Fund $ 3,018,270 $ 5,342,045 $ 4,724,458
Multi-Strategy Income Fund 50,485,499 35,569,686 31,457,519
Multi-Asset Growth Strategy Fund 108,237,783 51,059,686 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
468 Notes to Quarterly Report
they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 469
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund and U.S. Small Cap
Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation
T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities
Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the
SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of July 31, 2021, the market value of securities on loan through the reciprocal lending program were as follows:
As of July 31, 2021, the Sustainable Equity Fund held $30,058,233 and the U.S. Small Cap Equity Fund held $83,722,295 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of July 31, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Amount
Sustainable Equity Fund
$ 16,304,311
U.S. Small Cap Equity Fund
56,529,670

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
470 Notes to Quarterly Report
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 471
increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
472 Notes to Quarterly Report
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of July 31, 2021, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 473
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority ("FCA"), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
474 Notes to Quarterly Report
event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Investment in Cayman Multi-Asset Growth Strategy Fund, Ltd.
The Cayman Multi-Asset Growth Strategy Fund, Ltd. (the "Subsidiary”) is a Cayman Island exempted company and a wholly owned subsidiary of the Multi-Asset Growth Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2021, net assets of the Multi-
Asset Growth Strategy Fund were $982,819,032 of which $14,754,970 or approximately 1.5%, represents the Fund’s ownership of the shares of the Subsidiary.
As of July 31, 2021, the fair values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
The Multi-Asset Growth Strategy Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements of the Multi-Asset Growth Strategy
Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
5. Federal Income Taxes
At July 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
U.S. Cash Management Fund $ 10,089,117
Equity Income Fund
Sustainable
Equity Fund
U.S. Strategic Equity
Fund
Cost of Investments
$ 142,844,869 $ 210,088,401 $ 2,872,698,273
Unrealized Appreciation
$ 112,822,638 $ 90,950,660 $ 1,340,967,383
Unrealized Depreciation
(1,769,343) (3,666,303) (19,879,935)
Net Unrealized Appreciation (Depreciation)
$ 111,053,295 $ 87,284,357 $ 1,321,087,448

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
Notes to Quarterly Report 475
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund Global Equity Fund
Cost of Investments
$ 1,265,181,629 $ 1,809,730,025 $ 1,118,608,679
Unrealized Appreciation
$ 298,237,979 $ 303,065,424 $ 239,425,043
Unrealized Depreciation
(48,895,880) (123,289,138) (25,139,336)
Net Unrealized Appreciation (Depreciation)
$ 249,342,099 $ 179,776,286 $ 214,285,707
Emerging Markets
Fund
Tax-Managed U.S.
Large Cap Fund
Tax-Managed U.S.
Mid & Small Cap
Fund
Cost of Investments
$ 941,023,275 $ 2,850,503,354 $ 707,004,006
Unrealized Appreciation
$ 384,987,216 $ 2,960,963,585 $ 614,354,054
Unrealized Depreciation
(64,134,855) (1,767,023) (2,200,660)
Net Unrealized Appreciation (Depreciation)
$ 320,852,361 $ 2,959,196,562 $ 612,153,394
Tax-Managed
International Equity
Fund
Tax-Managed
Real Assets
Fund
Opportunistic Credit
Fund
Cost of Investments
$ 1,913,500,169 $ 553,799,973 $ 724,351,218
Unrealized Appreciation
$ 720,406,494 $ 169,554,069 $ 126,847,179
Unrealized Depreciation
(33,503,747) (3,670,508) (129,482,292)
Net Unrealized Appreciation (Depreciation)
$ 686,902,747 $ 165,883,561 $ (2,635,113)
Unconstrained
Total Return Fund
Strategic Bond
Fund
Investment Grade
Bond Fund
Cost of Investments
$ 147,394,097 $ 3,965,950,388 $ 759,331,840
Unrealized Appreciation
$ 5,566,677 $ 121,466,039 $ 25,719,973
Unrealized Depreciation
(8,588,219) (33,254,558) (4,923,046)
Net Unrealized Appreciation (Depreciation)
$ (3,021,542) $ 88,211,481 $ 20,796,927
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Tax-Exempt Bond
Fund
Cost of Investments
$ 409,054,723 $ 1,405,820,799 $ 3,795,382,775
Unrealized Appreciation
$ 5,213,470 $ 130,902,414 $ 197,555,170
Unrealized Depreciation
(1,512,560) (4,288,610) (7,237,852)
Net Unrealized Appreciation (Depreciation)
$ 3,700,910 $ 126,613,804 $ 190,317,318
Global Infrastructure
Fund
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Cost of Investments
$ 74,916,592 $ 655,259,111 $ 673,245,584
Unrealized Appreciation
$ 22,349,531 $ 172,100,036 $ 67,876,436
Unrealized Depreciation
(1,094,130) (2,716,368) (27,352,223)
Net Unrealized Appreciation (Depreciation)
$ 21,255,401 $ 169,383,668 $ 40,524,213
Multi-Asset Growth
Strategy Fund
Multifactor U.S.
Equity Fund
Multifactor
International Equity
Fund
Cost of Investments
$ 1,058,763,054 $ 516,767,793 $ 274,595,533
Unrealized Appreciation
$ 103,530,213 $ 282,168,127 $ 81,206,169
Unrealized Depreciation
(50,268,736) (5,936,032) (5,886,433)
Net Unrealized Appreciation (Depreciation)
$ 53,261,477 $ 276,232,095 $ 75,319,736

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2021 (Unaudited)
476 Notes to Quarterly Report
6. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of
Investments. As of July 31, 2021, there were no unfunded loan commitments.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure except the following:
On August 2, 2021, the Board declared dividends payable from net investment income. Dividends were paid on August 4, 2021, to shareholders of record effective with the opening of business on August 3, 2021.
On September 1, 2021, the Board declared dividends payable from net investment income. Dividends were paid on September 3,
2021, to shareholders of record effective with the opening of business on September 2, 2021.
Multifactor Bond
Fund
Cost of Investments
$ 40,635,590
Unrealized Appreciation
$ 541,581
Unrealized Depreciation
(97,691)
Net Unrealized Appreciation (Depreciation)
$ 443,890

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com